Registration No. 333-05593
                                                      Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 40                                   [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 153                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                          VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On May 1, 2006 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 40 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, supplement and Statements of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

Accumulator(R)

A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2006


Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


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WHAT IS THE ACCUMULATOR(R)?

Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or fixed maturity options ("investment options").

This contract is no longer available for new purchasers. This Prospectus is designed for current contract owners.



 Variable investment options
o AXA Aggressive Allocation*             o EQ/Caywood-Scholl High Yield Bond
o AXA Conservative Allocation*           o EQ/Equity 500 Index
o AXA Conservative-Plus Allocation*      o EQ/Evergreen International Bond
o AXA Moderate Allocation*               o EQ/Evergreen Omega
o AXA Moderate-Plus Allocation*          o EQ/FI Mid Cap
o AXA Premier VIP Aggressive Equity      o EQ/FI Mid Cap Value
o AXA Premier VIP Core Bond              o EQ/GAMCO Mergers and Acquisitions
o AXA Premier VIP Health Care            o EQ/GAMCO all Company Value
o AXA Premier VIP High Yield             o EQ/International Growth
o AXA Premier VIP International Equity   o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Core         o EQ/JPMorgan Core Bond
  Equity                                 o EQ/JPMorgan Value Opportunities
o AXA Premier VIP Large Cap Growth       o EQ/Lazard all Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Legg Mason Value Equity
o AXA Premier VIP Mid Cap Growth         o EQ/Long Term Bond
o AXA Premier VIP Mid Cap Value          o EQ/Lord Abbett Growth and Income
o AXA Premier VIP Technology             o EQ/Lord Abbett Large Cap Core
o EQ/Alliance Common Stock               o EQ/Lord Abbett Mid Cap Value
o EQ/Alliance Growth and Income          o EQ/Marsico Focus
o EQ/Alliance Intermediate Government    o EQ/Mercury Basic Value Equity
  Securities                             o EQ/Mercury International Value
o EQ/Alliance International              o EQ/MFS Emerging Growth Companies
o EQ/Alliance Large Cap Growth           o EQ/MFS Investors Trust
o EQ/Alliance Quality Bond               o EQ/Money Market
o EQ/Alliance Small Cap Growth           o EQ/Montag & Caldwell Growth
o EQ/Ariel Appreciation II               o EQ/PIMCO Real Return
o EQ/Bear Stearns Small Company          o EQ/Short Duration Bond
  Growth                                 o EQ/Small Company Index
o EQ/Bernstein Diversified Value         o EQ/TCW Equity
o EQ/Boston Advisors Equity Income       o EQ/UBS Growth and Income
o EQ/Calvert Socially Responsible        o EQ/Van Kampen Comstock
o EQ/Capital Guardian Growth             o EQ/Van Kampen Emerging Markets
o EQ/Capital Guardian International        Equity
o EQ/Capital Guardian Research           o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian U.S. Equity        o EQ/Wells Fargo Montgomery Small Cap




*   The "AXA Allocation" portfolios.




You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the fixed maturity options, which is discussed later in this Prospectus.


TYPES OF CONTRACTS. Contracts were offered for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

We offer "Rollover IRA" and "Roth Conversion IRA."


o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).


A contribution of at least $5,000 was required to purchase an NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2006, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01188

                                                                     Oregon only

Contents of this Prospectus
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ACCUMULATOR(R)
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Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
Accumulator(R) at a glance -- key features                                   8


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FEE TABLE                                                                   11
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Example                                                                     14
Condensed financial Information                                             17


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1. CONTRACT FEATURES AND BENEFITS                                           18
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How you can contribute to your contract                                     18
Owner and annuitant requirements                                            21
How you can make your contributions                                         21
What are your investment options under the contract?                        21
Portfolios of the Trusts                                                    22
Allocating your contributions                                               26
Your benefit base                                                           28
Annuity purchase factors                                                    28
Our baseBUILDER option                                                      28
Guaranteed minimum death benefit                                            30
Your right to cancel within a certain number of days                        31


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2. DETERMINING YOUR CONTRACT'S VALUE                                        32
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Your account value and cash value                                           32
Your contract's value in the variable investment options                    32
Your contract's value in the fixed maturity options                         32

Insufficient account value                                                  32



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3. TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                                       33
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Transferring your account value                                             33
Disruptive transfer activity                                                33
Rebalancing your account value                                              34


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"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

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4. ACCESSING YOUR MONEY                                                     35
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Withdrawing your account value                                              35
How withdrawals are taken from your account value                           36
How withdrawals affect your guaranteed minimum income benefit
  and guaranteed minimum death benefit                                      36
Loans under Rollover TSA contracts                                          37
Surrendering your contract to receive its cash value                        37
When to expect payments                                                     37
Your annuity payout options                                                 37


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5. CHARGES AND EXPENSES                                                     40
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Charges that AXA Equitable deducts                                          40
Charges that the Trusts deduct                                              41
Group or sponsored arrangements                                             41
Other distribution arrangements                                             42


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6. PAYMENT OF DEATH BENEFIT                                                 43
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Your beneficiary and payment of benefit                                     43
How death benefit payment is made                                           44
Beneficiary continuation option                                             44


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7. TAX INFORMATION                                                          46
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Overview                                                                    46
Contracts that fund a retirement arrangement                                46
Transfers among investment options                                          46
Taxation of nonqualified annuities                                          46
Individual retirement arrangements (IRAs)                                   48
Tax-sheltered annuity contracts (TSAs)                                      57
Federal and state income tax withholding and
  information reporting                                                     60
Special rules for contracts funding qualified plans                         61
Impact of taxes to AXA Equitable                                            61


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8. MORE INFORMATION                                                         62
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About Separate Account No. 45 and Separate Account No. 49                   62
About the Trusts                                                            62
About our fixed maturity options                                            62
About the general account                                                   63
About other methods of payment                                              64
Dates and prices at which contract events occur                             64
About your voting rights                                                    65

About legal proceedings                                                     65

Financial statements                                                        65
Transfers of ownership, collateral assignments, loans
  and borrowing                                                             65
Distribution of the contracts                                               66


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9. INCORPORATION OF CERTAIN DOCUMENTS
   BY REFERENCE                                                             68
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APPENDICES
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I   -- Condensed financial information                                     A-1
II  -- Purchase considerations for QP contracts                            B-1
III -- Market value adjustment example                                     C-1
IV  -- Guaranteed minimum death benefit example                            D-1
V   -- Hypothetical illustrations                                          E-1

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STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
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                                                  Contents of this Prospectus  3

Index of key words and phrases

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This index should help you locate more information on the terms used in this Prospectus.





Term                                                    Page in
                                                      Prospectus
   5% Roll-Up to age 80                                       30
   12 month dollar cost averaging                             27
   account value                                              32
   administrative charge                                      40
   annual Ratchet to age 80                                   30
   annuitant                                                  18
   annuitization                                              37
   annuity maturity date                                      39
   annuity payout options                                     37
   annuity purchase factors                                   28
   automatic investment program                               64
   baseBUILDER                                                28
   baseBUILDER Benefit charge                                 41
   beneficiary                                                43
   Beneficiary Continuation Option ("BCO")                    44
   benefit base                                               28
   business day                                               64
   cash value                                                 32
   charges for state premium and other applicable taxes       41
   contract date                                               9
   contract date anniversary                                   9
   contract year                                               9
   contributions to Roth IRAs                                 54
      regular contributions                                   54
      rollover and direct transfers                           55
      conversion contributions                                55
   contributions to traditional IRAs                          49
      regular contributions                                   49
      rollovers and transfers                                 50
   disability, terminal illness or confinement
      to nursing home                                         41
   disruptive transfer activity                               33
   EQAccess                                                    6
   ERISA                                                      37
   fixed maturity options                                     26
   free look                                                  31
   free withdrawal amount                                     40
   general account                                            63
   guaranteed minimum death benefit                           28
   guaranteed minimum income benefit                          28
   IRA                                                     cover


   Term                                                Page in
                                                      Prospectus
   IRS                                                     cover
   investment options                                      cover
   lifetime required minimum distribution withdrawals         36
   loan reserve account                                       37
   loans under Rollover TSA contracts                         37
   lump sum withdrawals                                       35
   market adjusted amount                                     26
   market value adjustment                                    26
   market timing                                              33
   maturity dates                                             26
   maturity value                                             26
   Mortality and expense risks charge                         40
   NQ                                                      cover
   participant                                                21
   portfolio                                               cover
   principal assurance allocation                             26
   processing office                                           6
   Protection Plus(SM)                                        30
   Protection Plus(SM) charge                                 41
   QP                                                      cover
   rate to maturity                                           26
   Rebalancing                                                34
   Rollover IRA                                            cover
   Rollover TSA                                            cover
   Roth Conversion IRA                                     cover
   Roth IRA                                                cover
   SAI                                                     cover
   SEC                                                     cover
   self-directed allocation                                   26
   Separate Account No. 45 and Separate Account No. 49        62
   substantially equal withdrawals                            35
   successor owner and annuitant                              44
   systematic withdrawals                                     35
   TOPS                                                        6
   TSA                                                     cover
   traditional IRA                                         cover
   Trusts                                                     62
   unit                                                       32
   variable investment options                                21
   wire transmittals and electronic applications              64
   withdrawal charge                                          40


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



 Prospectus                     Contract or Supplemental Materials
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  baseBUILDER                   Guaranteed Minimum Income Benefit


4 Index of key words and phrases

Who is AXA Equitable?


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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


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FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014



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FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
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Accumulator(R)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox




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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
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Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547



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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
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Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094



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REPORTS WE PROVIDE:
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o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically;

o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only);

o access Frequently Asked Questions and Service Forms (not available through
  TOPS); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


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CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);


6  Who is AXA Equitable?

(2) conversion of a traditional IRA to a Roth Conversion IRA;

(3) election of the automatic investment program;

(4) election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts;

(6) spousal consent for loans under Rollover TSA contracts;

(7) requests for withdrawals or surrenders from Rollover TSA contracts;

(8) tax withholding elections;

(9) election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13) exercise of the Guaranteed minimum income benefit; and

(14) death claims.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options;

(4) contract surrender and withdrawal requests;

(5) general dollar cost averaging; and

(6) 12 month dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging;

(3) rebalancing;

(4) 12 month dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals and;

(7) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                        Who is AXA Equitable?  7

Accumulator(R) at a glance -- key features

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Professional investment     Accumulator(R)'s variable investment options invest in different portfolios managed by
management                  professional investment advisers.
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Fixed maturity options      o 10 fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                              (subject to availability).
                            o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            --------------------------------------------------------------------------------------------------------
                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
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Tax considerations          o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                            o No tax on transfers among investment options inside the contract.
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                            Annuity contracts that were purchased as an Individual Retirement Annuity (IRA), Tax Sheltered Annuity
                            (TSA) or to fund an employer retirement plan (QP or Qualified Plan) do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before you make any additional contributions to this contract, you should consider its features and benefits beyond tax deferral -- as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement -- to determine whether it meets your needs and goals.
                            Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
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baseBUILDER(R) protection   baseBUILDER combines a guaranteed minimum income benefit with a guaranteed minimum death benefit provided under the contract. The guaranteed minimum income benefit provides income protection for you during the annuitant's life once you elect to annuitize the contract. The guaranteed minimum death benefit provides a death benefit for the beneficiary should the annuitant die.
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Contribution amounts        o Additional minimum:   $1,000 (NQ, QP and Rollover TSA contracts)
                                                    $100 monthly and $300 quarterly under our automatic investment program
                                                    (NQ contracts)
                                                    $50 (IRA contracts)
                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.
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Access to your money        o Lump sum withdrawals
                            o Several withdrawal options on a periodic basis
                            o Loans under Rollover TSA contracts
                            o Contract surrender
                              You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
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Payout alternative          o Fixed annuity payout options
                            o Variable Immediate Annuity payout options
                            o Income Manager(R) payout options
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8 Accumulator(R) at a glance -- key features

Additional features    o Guaranteed minimum death benefit even if you do not elect baseBUILDER
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually and annually)
                       o Free transfers
                       o Waiver of withdrawal charge for disability, terminal illness or confinement to a nursing home
                       o Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
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Fees and charges       o Daily charges on amounts invested in variable investment options for mortality and expense risks at a current annual rate of 1.35%.
                       o Annual 0.30% benefit base charge for the optional baseBUILDER benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The annual benefit base charge is 0.15% if the 5% Roll-Up to age 70, if available, is elected. The benefit base is described under "Your benefit base"
                         in "Contract features and benefits" later in this Prospectus. If you do not elect baseBUILDER, you still receive a guaranteed minimum death benefit under your ontract at no additional charge.
                       o An annual charge of 0.20% of the account value for the Protection Plus(SM) optional death benefit.
                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value at the beginning of each contract year to calculate the
                         15% amount available. The charge begins at 7% in the first contract year following a contribution. It declines by 1% each year to 1% in the seventh contract year. There is no withdrawal charge in the eighth and later contract years following a contribution.
                         -----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we received the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date appears in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your
                         "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                         -----------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
                       o We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.
                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee Table" later in this Prospectus for details.
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Annuitant issue ages   NQ: 0-83
                       Rollover IRA, Roth Conversion IRA, and Rollover TSA: 20-83
                       QP: 20-75
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES, RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.



For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.



                                    Accumulator(R) at a glance -- key features 9

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.



10 Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


--------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract, make certain
withdrawals or apply your cash value to certain payout options).(1)        7.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                      $350
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
--------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Mortality and expense risks                                                1.10%
Administrative                                                             0.25%
                                                                           -----
Total annual expenses                                                      1.35%
--------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional benefit
--------------------------------------------------------------------------------
baseBUILDER benefit charge(2) (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date
anniversary for which the benefit is in effect)                            0.30%
--------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniver-
sary for which the benefit is in effect)                                   0.20%
--------------------------------------------------------------------------------



                                                                    Fee table 11

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2004 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(3)                                                                  0.63%      8.01%




This table shows the fees and expenses for 2005 as an annual percentage of each
Portfolio's daily average net assets.
--------------------------------------------------------------------------------------------------
                                                                                     Under-
                                                                                     lying
                                                   Manage-               Other     Portfolio
                                                    ment       12b-1   Expenses     Fees and
Portfolio Name                                     Fees(4)   Fees(5)      (6)     Expenses(7)
--------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
--------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     0.19%         0.91%
AXA Conservative Allocation                      0.10%      0.25%     0.22%         0.58%
AXA Conservative-Plus Allocation                 0.10%      0.25%     0.19%         0.64%
AXA Moderate Allocation                          0.10%      0.25%     0.17%         0.71%
AXA Moderate-Plus Allocation                     0.10%      0.25%     0.17%         0.84%
AXA Premier VIP Aggressive Equity                0.60%      0.25%     0.20%           --
AXA Premier VIP Core Bond                        0.60%      0.25%     0.18%           --
AXA Premier VIP Health Care                      1.20%      0.25%     0.28%           --
AXA Premier VIP High Yield                       0.58%      0.25%     0.18%           --
AXA Premier VIP International Equity             1.05%      0.25%     0.28%           --
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.25%           --
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.23%           --
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.22%           --
AXA Premier VIP Mid Cap Growth                   1.10%      0.25%     0.25%           --
AXA Premier VIP Mid Cap Value                    1.10%      0.25%     0.19%           --
AXA Premier VIP Technology                       1.20%      0.25%     0.22%           --
--------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%      0.25%     0.13%           --
EQ/Alliance Growth and Income                    0.56%      0.25%     0.13%           --
EQ/Alliance Intermediate Government Securities   0.50%      0.25%     0.14%           --
EQ/Alliance International                        0.72%      0.25%     0.21%           --
EQ/Alliance Large Cap Growth                     0.90%      0.25%     0.13%           --
EQ/Alliance Quality Bond                         0.50%      0.25%     0.13%           --
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.13%           --
EQ/Ariel Appreciation II                         0.75%      0.25%     7.01%           --
EQ/Bear Stearns Small Company Growth             1.00%      0.25%     0.20%           --
EQ/Bernstein Diversified Value                   0.61%      0.25%     0.13%           --
EQ/Boston Advisors Equity Income                 0.75%      0.25%     0.16%           --
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.27%           --
EQ/Capital Guardian Growth                       0.65%      0.25%     0.17%           --
EQ/Capital Guardian International                0.85%      0.25%     0.23%           --
EQ/Capital Guardian Research                     0.65%      0.25%     0.13%           --
EQ/Capital Guardian U.S. Equity                  0.65%      0.25%     0.13%           --
EQ/Caywood-Scholl High Yield Bond                0.60%      0.25%     0.24%           --
EQ/Equity 500 Index                              0.25%      0.25%     0.13%           --
EQ/Evergreen International Bond                  0.70%      0.25%     6.36%           --
EQ/Evergreen Omega                               0.65%      0.25%     0.18%           --
EQ/FI Mid Cap                                    0.69%      0.25%     0.14%           --
EQ/FI Mid Cap Value                              0.73%      0.25%     0.14%           --
EQ/GAMCO Mergers and Acquisitions                0.90%      0.25%     0.66%           --
EQ/GAMCO Small Company Value                     0.79%      0.25%     0.14%           --
EQ/International Growth                          0.85%      0.25%     0.29%           --
EQ/Janus Large Cap Growth                        0.90%      0.25%     0.15%           --
EQ/JPMorgan Core Bond                            0.44%      0.25%     0.13%           --



This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.

-----------------------------------------------------------------------------------------------------
                                                   Total Annual
                                                    Expenses       Fee Waivers        Net Total
                                                     (Before     and/or Expense   Annual Expenses
                                                     Expense       Reimburse-      After Expense
Portfolio Name                                     Limitation)      ments(8)        Limitations
------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        1.45%          (0.19)%              1.26%
AXA Conservative Allocation                      1.15%          (0.22)%              0.93%
AXA Conservative-Plus Allocation                 1.18%          (0.19)%              0.99%
AXA Moderate Allocation                          1.23%          (0.17)%              1.06%
AXA Moderate-Plus Allocation                     1.36%          (0.17)%              1.19%
AXA Premier VIP Aggressive Equity                1.05%             --                1.05%
AXA Premier VIP Core Bond                        1.03%          (0.08)%              0.95%
AXA Premier VIP Health Care                      1.73%           0.00%               1.73%
AXA Premier VIP High Yield                       1.01%             --                1.01%
AXA Premier VIP International Equity             1.58%           0.00%               1.58%
AXA Premier VIP Large Cap Core Equity            1.40%          (0.05)%              1.35%
AXA Premier VIP Large Cap Growth                 1.38%          (0.03)%              1.35%
AXA Premier VIP Large Cap Value                  1.37%          (0.02)%              1.35%
AXA Premier VIP Mid Cap Growth                   1.60%           0.00%               1.60%
AXA Premier VIP Mid Cap Value                    1.54%           0.00%               1.54%
AXA Premier VIP Technology                       1.67%           0.00%               1.67%
------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.85%             --                0.85%
EQ/Alliance Growth and Income                    0.94%             --                0.94%
EQ/Alliance Intermediate Government Securities   0.89%             --                0.89%
EQ/Alliance International                        1.18%          (0.08)%              1.10%
EQ/Alliance Large Cap Growth                     1.28%          (0.23)%              1.05%
EQ/Alliance Quality Bond                         0.88%             --                0.88%
EQ/Alliance Small Cap Growth                     1.13%             --                1.13%
EQ/Ariel Appreciation II                         8.01%          (6.86)%              1.15%
EQ/Bear Stearns Small Company Growth             1.45%          (0.15)%              1.30%
EQ/Bernstein Diversified Value                   0.99%          (0.04)%              0.95%
EQ/Boston Advisors Equity Income                 1.16%          (0.11)%              1.05%
EQ/Calvert Socially Responsible                  1.17%          (0.12)%              1.05%
EQ/Capital Guardian Growth                       1.07%          (0.12)%              0.95%
EQ/Capital Guardian International                1.33%          (0.13)%              1.20%
EQ/Capital Guardian Research                     1.03%          (0.08)%              0.95%
EQ/Capital Guardian U.S. Equity                  1.03%          (0.08)%              0.95%
EQ/Caywood-Scholl High Yield Bond                1.09%          (0.09)%              1.00%
EQ/Equity 500 Index                              0.63%             --                0.63%
EQ/Evergreen International Bond                  7.31%          (6.16)%              1.15%
EQ/Evergreen Omega                               1.08%           0.00%               1.08%
EQ/FI Mid Cap                                    1.08%          (0.08)%              1.00%
EQ/FI Mid Cap Value                              1.12%          (0.02)%              1.10%
EQ/GAMCO Mergers and Acquisitions                1.81%          (0.36)%              1.45%
EQ/GAMCO Small Company Value                     1.18%           0.00%               1.18%
EQ/International Growth                          1.39%           0.00%               1.39%
EQ/Janus Large Cap Growth                        1.30%          (0.15)%              1.15%
EQ/JPMorgan Core Bond                            0.82%           0.00%               0.82%


12 Fee table

------------------------------------------------------------------------------------------
                                                                            Under-
                                                                            lying
                                          Manage-               Other     Portfolio
                                           ment       12b-1   Expenses     Fees and
Portfolio Name                           Fees(4)   Fees(5)      (6)     Expenses(7)
EQ Advisors Trust:
------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities           0.60%      0.25%     0.15%        --
EQ/Lazard Small Cap Value                 0.73%      0.25%     0.14%        --
EQ/Legg Mason Value Equity                0.65%      0.25%     3.07%        --
EQ/Long Term Bond                         0.50%      0.25%     0.18%        --
EQ/Lord Abbett Growth and Income          0.65%      0.25%     0.93%        --
EQ/Lord Abbett Large Cap Core             0.65%      0.25%     1.32%        --
EQ/Lord Abbett Mid Cap Value              0.70%      0.25%     0.40%        --
EQ/Marsico Focus                          0.87%      0.25%     0.13%        --
EQ/Mercury Basic Value Equity             0.57%      0.25%     0.13%        --
EQ/Mercury International Value            0.85%      0.25%     0.23%        --
EQ/MFS Emerging Growth Companies          0.65%      0.25%     0.14%        --
EQ/MFS Investors Trust                    0.60%      0.25%     0.18%        --
EQ/Money Market                           0.34%      0.25%     0.13%        --
EQ/Montag & Caldwell Growth               0.75%      0.25%     0.16%        --
EQ/PIMCO Real Return                      0.55%      0.25%     0.24%        --
EQ/Short Duration Bond                    0.44%      0.25%     0.14%        --
EQ/Small Company Index                    0.25%      0.25%     0.16%        --
EQ/TCW Equity                             0.80%      0.25%     0.16%        --
EQ/UBS Growth and Income                  0.75%      0.25%     0.19%        --
EQ/Van Kampen Comstock                    0.65%      0.25%     0.39%        --
EQ/Van Kampen Emerging Markets Equity     1.15%      0.25%     0.48%        --
EQ/Van Kampen Mid Cap Growth              0.70%      0.25%     0.83%        --
EQ/Wells Fargo Montgomery Small Cap       0.85%      0.25%     2.28%        --
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                          Total Annual
                                           Expenses       Fee Waivers        Net Total
                                            (Before     and/or Expense   Annual Expenses
                                            Expense       Reimburse-      After Expense
Portfolio Name                            Limitation)      ments(8)        Limitations
------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities            1.00%          (0.05)%              0.95%
EQ/Lazard Small Cap Value                  1.12%          (0.02)%              1.10%
EQ/Legg Mason Value Equity                 3.97%          (2.97)%              1.00%
EQ/Long Term Bond                          0.93%           0.00%               0.93%
EQ/Lord Abbett Growth and Income           1.83%          (0.83)%              1.00%
EQ/Lord Abbett Large Cap Core              2.22%          (1.22)%              1.00%
EQ/Lord Abbett Mid Cap Value               1.35%          (0.30)%              1.05%
EQ/Marsico Focus                           1.25%          (0.10)%              1.15%
EQ/Mercury Basic Value Equity              0.95%           0.00%               0.95%
EQ/Mercury International Value             1.33%          (0.08)%              1.25%
EQ/MFS Emerging Growth Companies           1.04%             --                1.04%
EQ/MFS Investors Trust                     1.03%          (0.08)%              0.95%
EQ/Money Market                            0.72%             --                0.72%
EQ/Montag & Caldwell Growth                1.16%          (0.01)%              1.15%
EQ/PIMCO Real Return                       1.04%          (0.14)%              0.90%
EQ/Short Duration Bond                     0.83%           0.00%               0.83%
EQ/Small Company Index                     0.66%           0.00%               0.66%
EQ/TCW Equity                              1.21%          (0.06)%              1.15%
EQ/UBS Growth and Income                   1.19%          (0.14)%              1.05%
EQ/Van Kampen Comstock                     1.29%          (0.29)%              1.00%
EQ/Van Kampen Emerging Markets Equity      1.88%          (0.08)%              1.80%
EQ/Van Kampen Mid Cap Growth               1.78%          (0.73)%              1.05%
EQ/Wells Fargo Montgomery Small Cap        3.38%          (2.08)%              1.30%
-----------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:


   The withdrawal charge percentage we use is determined by the contract year in which     Contract
   you make the withdrawal or surrender your contract. For each contribution, we con-      Year
   sider the contract year in which we receive that contribution to be "contract year 1")  1 ................. 7.00%
                                                                                           2 ................. 6.00%
                                                                                           3 ................. 5.00%
                                                                                           4 ................. 4.00%
                                                                                           5 ................. 3.00%
                                                                                           6 ................. 2.00%
                                                                                           7 ................. 1.00%
                                                                                           8+ ................ 0.00%


(2) The baseBUILDER benefit charge is 0.15% if the 5% Roll-Up to age 70 was elected.



(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.


(4) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.



(6) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.



(7) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocation as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.



(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:









 Portfolio Name
----------------------------------------------------------------
   AXA Premier VIP Aggressive Equity                     0.98%
   AXA Premier VIP Health Care                           1.71%
   AXA Premier VIP International Equity                  1.54%
   AXA Premier VIP Large Cap Core Equity                 1.33%


                                                                    Fee table 13

 Portfolio Name
------------------------------------------------------------
 AXA Premier VIP Large Cap Growth                      1.33%
 AXA Premier VIP Large Cap Value                       1.29%
 AXA Premier VIP Mid Cap Growth                        1.55%
 AXA Premier VIP Mid Cap Value                         1.49%
 AXA Premier VIP Technology                            1.61%
 EQ/Alliance Common Stock                              0.83%
 EQ/Alliance Growth and Income                         0.91%
 EQ/Alliance International                             1.09%
 EQ/Alliance Large Cap Growth                          1.02%
 EQ/Alliance Small Cap Growth                          1.09%
 EQ/Bernstein Diversified Value                        0.88%
 EQ/Boston Advisors Equity Income                      1.04%
 EQ/Calvert Socially Responsible                       1.03%
 EQ/Capital Guardian Growth                            0.94%
 EQ/Capital Guardian International                     1.18%
 EQ/Capital Guardian Research                          0.94%
 EQ/Capital Guardian U.S. Equity                       0.94%
 EQ/Evergreen Omega                                    0.88%
 EQ/FI Mid Cap                                         0.95%
 EQ/FI Mid Cap Value                                   1.08%
 EQ/GAMCO Mergers and Acquisitions                     1.38%
 EQ/GAMCO Small Company Value                          1.17%
 EQ/International Growth                               1.22%
 EQ/Janus Large Cap Growth                             1.14%
 EQ/Lazard Small Cap Value                             1.01%
 EQ/Legg Mason Value Equity                            0.99%
 EQ/Lord Abbett Growth and Income                      0.97%
 EQ/Lord Abbett Large Cap Core                         0.99%
 EQ/Lord Abbett Mid Cap Value                          1.01%
 EQ/Marsico Focus                                      1.14%
 EQ/Mercury Basic Value Equity                         0.93%
 EQ/MFS Emerging Growth Companies                      1.01%
 EQ/MFS Investors Trust                                0.94%
 EQ/Montag & Caldwell Growth                           1.12%
 EQ/UBS Growth and Income                              1.04%
 EQ/Van Kampen Comstock                                0.99%
 EQ/Van Kampen Emerging Markets Equity                 1.78%
 EQ/Van Kampen Mid Cap Growth                          1.02%
 EQ/Wells Fargo Montgomery Small Cap                   1.12%
------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner, who has elected baseBUILDER and Protection Plus(SM) would pay in the situations illustrated. Since the Protection Plus(SM) feature only applies under certain contracts, expenses would be lower for contracts that do not have Protection Plus(SM).

The fixed maturity options and the 12 month dollar cost averaging program are not covered by the example. However, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


14 Fee table

                                                      If you surrender your contract at the end of the
                                                                   applicable time period
                                                      1 year        3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,047.00     $ 1,559.00     $ 2,098.00     $ 3,768.00
AXA Conservative Allocation                      $ 1,015.00     $ 1,466.00     $ 1,945.00     $ 3,475.00
AXA Conservative-Plus Allocation                 $ 1,018.00     $ 1,475.00     $ 1,960.00     $ 3,505.00
AXA Moderate Allocation                          $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
AXA Moderate-Plus Allocation                     $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
AXA Premier VIP Aggressive Equity                $ 1,005.00     $ 1,434.00     $ 1,893.00     $ 3,376.00
AXA Premier VIP Core Bond                        $ 1,002.00     $ 1,428.00     $ 1,883.00     $ 3,356.00
AXA Premier VIP Health Care                      $ 1,076.00     $ 1,645.00     $ 2,239.00     $ 4,033.00
AXA Premier VIP High Yield                       $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
AXA Premier VIP International Equity             $ 1,060.00     $ 1,599.00     $ 2,164.00     $ 3,892.00
AXA Premier VIP Large Cap Core Equity            $ 1,041.00     $ 1,543.00     $ 2,072.00     $ 3,720.00
AXA Premier VIP Large Cap Growth                 $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
AXA Premier VIP Large Cap Value                  $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
AXA Premier VIP Mid Cap Growth                   $ 1,062.00     $ 1,605.00     $ 2,174.00     $ 3,911.00
AXA Premier VIP Mid Cap Value                    $ 1,056.00     $ 1,587.00     $ 2,143.00     $ 3,854.00
AXA Premier VIP Technology                       $ 1,070.00     $ 1,627.00     $ 2,209.00     $ 3,977.00
-------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   983.00     $ 1,371.00     $ 1,788.00     $ 3,170.00
EQ/Alliance Growth and Income                    $   993.00     $ 1,399.00     $ 1,835.00     $ 3,262.00
EQ/Alliance Intermediate Government Securities   $   987.00     $ 1,383.00     $ 1,809.00     $ 3,211.00
EQ/Alliance International                        $ 1,018.00     $ 1,474.00     $ 1,959.00     $ 3,502.00
EQ/Alliance Large Cap Growth                     $ 1,028.00     $ 1,505.00     $ 2,010.00     $ 3,600.00
EQ/Alliance Quality Bond                         $   986.00     $ 1,380.00     $ 1,804.00     $ 3,201.00
EQ/Alliance Small Cap Growth                     $ 1,013.00     $ 1,458.00     $ 1,933.00     $ 3,452.00
EQ/Ariel Appreciation II                         $ 1,735.00     $ 3,451.00     $ 4,979.00     $ 8,294.00
EQ/Bear Stearns Small Company Growth             $ 1,046.00     $ 1,558.00     $ 2,096.00     $ 3,765.00
EQ/Bernstein Diversified Value                   $   998.00     $ 1,415.00     $ 1,861.00     $ 3,312.00
EQ/Boston Advisors Equity Income                 $ 1,016.00     $ 1,468.00     $ 1,948.00     $ 3,482.00
EQ/Calvert Socially Responsible                  $ 1,017.00     $ 1,471.00     $ 1,953.00     $ 3,492.00
EQ/Capital Guardian Growth                       $ 1,006.00     $ 1,440.00     $ 1,902.00     $ 3,393.00
EQ/Capital Guardian International                $ 1,034.00     $ 1,521.00     $ 2,035.00     $ 3,649.00
EQ/Capital Guardian Research                     $ 1,002.00     $ 1,427.00     $ 1,881.00     $ 3,353.00
EQ/Capital Guardian U.S. Equity                  $ 1,002.00     $ 1,427.00     $ 1,881.00     $ 3,353.00
EQ/Caywood-Scholl High Yield Bond                $ 1,008.00     $ 1,446.00     $ 1,912.00     $ 3,413.00
EQ/Equity 500 Index                              $   960.00     $ 1,302.00     $ 1,673.00     $ 2,943.00
EQ/Evergreen International                       $ 1,661.00     $ 3,262.00     $ 4,711.00     $ 7,953.00
EQ/Evergreen Omega                               $ 1,007.00     $ 1,443.00     $ 1,907.00     $ 3,403.00
EQ/FI Mid Cap                                    $ 1,007.00     $ 1,443.00     $ 1,907.00     $ 3,403.00
EQ/FI Mid Cap Value                              $ 1,012.00     $ 1,455.00     $ 1,928.00     $ 3,443.00
EQ/GAMCO Mergers and Acquisitions                $ 1,084.00     $ 1,669.00     $ 2,277.00     $ 4,105.00
EQ/GAMCO Small Company Value                     $ 1,018.00     $ 1,474.00     $ 1,959.00     $ 3,502.00
------------------------------------------------------------------------------------------------------------

                                                                                                            If you do
                                                                                                           not surrender
                                                                                                           your contract
                                                                                                           at the end of
                                                                                                               the
                                                            If you annuitize at the end of the              applicable
                                                                  applicable time period                   time period
                                                     1 year       3 years        5 years        10 years       1 year
------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   697.00   $ 1,409.00     $ 2,148.00     $ 4,118.00     $   347.00
AXA Conservative Allocation                      $   665.00   $ 1,316.00     $ 1,995.00     $ 3,825.00     $   315.00
AXA Conservative-Plus Allocation                 $   668.00   $ 1,325.00     $ 2,010.00     $ 3,855.00     $   318.00
AXA Moderate Allocation                          $   673.00   $ 1,341.00     $ 2,036.00     $ 3,904.00     $   323.00
AXA Moderate-Plus Allocation                     $   687.00   $ 1,381.00     $ 2,102.00     $ 4,031.00     $   337.00
AXA Premier VIP Aggressive Equity                $   654.00   $ 1,284.00     $ 1,943.00     $ 3,726.00     $   304.00
AXA Premier VIP Core Bond                        $   652.00   $ 1,278.00     $ 1,933.00     $ 3,706.00     $   302.00
AXA Premier VIP Health Care                      $   726.00   $ 1,495.00     $ 2,289.00     $ 4,383.00     $   376.00
AXA Premier VIP High Yield                       $   650.00   $ 1,272.00     $ 1,923.00     $ 3,685.00     $   300.00
AXA Premier VIP International Equity             $   710.00   $ 1,449.00     $ 2,214.00     $ 4,242.00     $   360.00
AXA Premier VIP Large Cap Core Equity            $   691.00   $ 1,393.00     $ 2,122.00     $ 4,070.00     $   341.00
AXA Premier VIP Large Cap Growth                 $   689.00   $ 1,387.00     $ 2,112.00     $ 4,051.00     $   339.00
AXA Premier VIP Large Cap Value                  $   688.00   $ 1,384.00     $ 2,107.00     $ 4,041.00     $   338.00
AXA Premier VIP Mid Cap Growth                   $   712.00   $ 1,455.00     $ 2,224.00     $ 4,261.00     $   362.00
AXA Premier VIP Mid Cap Value                    $   706.00   $ 1,437.00     $ 2,193.00     $ 4,204.00     $   356.00
AXA Premier VIP Technology                       $   720.00   $ 1,477.00     $ 2,259.00     $ 4,327.00     $   370.00
------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   633.00   $ 1,221.00     $ 1,838.00     $ 3,520.00     $   283.00
EQ/Alliance Growth and Income                    $   643.00   $ 1,249.00     $ 1,885.00     $ 3,612.00     $   293.00
EQ/Alliance Intermediate Government Securities   $   637.00   $ 1,233.00     $ 1,859.00     $ 3,561.00     $   287.00
EQ/Alliance International                        $   668.00   $ 1,324.00     $ 2,009.00     $ 3,852.00     $   318.00
EQ/Alliance Large Cap Growth                     $   678.00   $ 1,355.00     $ 2,060.00     $ 3,950.00     $   328.00
EQ/Alliance Quality Bond                         $   636.00   $ 1,230.00     $ 1,854.00     $ 3,551.00     $   286.00
EQ/Alliance Small Cap Growth                     $   663.00   $ 1,308.00     $ 1,983.00     $ 3,802.00     $   313.00
EQ/Ariel Appreciation II                         $ 1,385.00   $ 3,301.00     $ 5,029.00     $ 8,644.00     $ 1,035.00
EQ/Bear Stearns Small Company Growth             $   696.00   $ 1,408.00     $ 2,146.00     $ 4,115.00     $   346.00
EQ/Bernstein Diversified Value                   $   648.00   $ 1,265.00     $ 1,911.00     $ 3,662.00     $   298.00
EQ/Boston Advisors Equity Income                 $   666.00   $ 1,318.00     $ 1,998.00     $ 3,832.00     $   316.00
EQ/Calvert Socially Responsible                  $   667.00   $ 1,321.00     $ 2,003.00     $ 3,842.00     $   317.00
EQ/Capital Guardian Growth                       $   656.00   $ 1,290.00     $ 1,952.00     $ 3,743.00     $   306.00
EQ/Capital Guardian International                $   684.00   $ 1,371.00     $ 2,085.00     $ 3,999.00     $   334.00
EQ/Capital Guardian Research                     $   652.00   $ 1,277.00     $ 1,931.00     $ 3,703.00     $   302.00
EQ/Capital Guardian U.S. Equity                  $   652.00   $ 1,277.00     $ 1,931.00     $ 3,703.00     $   302.00
EQ/Caywood-Scholl High Yield Bond                $   658.00   $ 1,296.00     $ 1,962.00     $ 3,763.00     $   308.00
EQ/Equity 500 Index                              $   610.00   $ 1,152.00     $ 1,723.00     $ 3,293.00     $   260.00
EQ/Evergreen International                       $ 1,311.00   $ 3,112.00     $ 4,761.00     $ 8,303.00     $   961.00
EQ/Evergreen Omega                               $   657.00   $ 1,293.00     $ 1,957.00     $ 3,753.00     $   307.00
EQ/FI Mid Cap                                    $   657.00   $ 1,293.00     $ 1,957.00     $ 3,753.00     $   307.00
EQ/FI Mid Cap Value                              $   662.00   $ 1,305.00     $ 1,978.00     $ 3,793.00     $   312.00
EQ/GAMCO Mergers and Acquisitions                $   734.00   $ 1,519.00     $ 2,327.00     $ 4,455.00     $   384.00
EQ/GAMCO Small Company Value                     $   668.00   $ 1,324.00     $ 2,009.00     $ 3,852.00     $   318.00
------------------------------------------------------------------------------------------------------------------------

                                                  If you do not surrender your contract at the
                                                                  end of the
                                                            applicable time period
----------------------------------------------------------------------------------------------
                                                     3 years        5 years        10 years
                                                 ---------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,059.00     $ 1,798.00     $ 3,768.00
AXA Conservative Allocation                      $   966.00     $ 1,645.00     $ 3,475.00
AXA Conservative-Plus Allocation                 $   975.00     $ 1,660.00     $ 3,505.00
AXA Moderate Allocation                          $   991.00     $ 1,686.00     $ 3,554.00
AXA Moderate-Plus Allocation                     $ 1,031.00     $ 1,752.00     $ 3,681.00
AXA Premier VIP Aggressive Equity                $   934.00     $ 1,593.00     $ 3,376.00
AXA Premier VIP Core Bond                        $   928.00     $ 1,583.00     $ 3,356.00
AXA Premier VIP Health Care                      $ 1,145.00     $ 1,939.00     $ 4,033.00
AXA Premier VIP High Yield                       $   922.00     $ 1,573.00     $ 3,335.00
AXA Premier VIP International Equity             $ 1,099.00     $ 1,864.00     $ 3,892.00
AXA Premier VIP Large Cap Core Equity            $ 1,043.00     $ 1,772.00     $ 3,720.00
AXA Premier VIP Large Cap Growth                 $ 1,037.00     $ 1,762.00     $ 3,701.00
AXA Premier VIP Large Cap Value                  $ 1,034.00     $ 1,757.00     $ 3,691.00
AXA Premier VIP Mid Cap Growth                   $ 1,105.00     $ 1,874.00     $ 3,911.00
AXA Premier VIP Mid Cap Value                    $ 1,087.00     $ 1,843.00     $ 3,854.00
AXA Premier VIP Technology                       $ 1,127.00     $ 1,909.00     $ 3,977.00
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   871.00     $ 1,488.00     $ 3,170.00
EQ/Alliance Growth and Income                    $   899.00     $ 1,535.00     $ 3,262.00
EQ/Alliance Intermediate Government Securities   $   883.00     $ 1,509.00     $ 3,211.00
EQ/Alliance International                        $   974.00     $ 1,659.00     $ 3,502.00
EQ/Alliance Large Cap Growth                     $ 1,005.00     $ 1,710.00     $ 3,600.00
EQ/Alliance Quality Bond                         $   880.00     $ 1,504.00     $ 3,201.00
EQ/Alliance Small Cap Growth                     $   958.00     $ 1,633.00     $ 3,452.00
EQ/Ariel Appreciation II                         $ 2,951.00     $ 4,679.00     $ 8,294.00
EQ/Bear Stearns Small Company Growth             $ 1,058.00     $ 1,796.00     $ 3,765.00
EQ/Bernstein Diversified Value                   $   915.00     $ 1,561.00     $ 3,312.00
EQ/Boston Advisors Equity Income                 $   968.00     $ 1,648.00     $ 3,482.00
EQ/Calvert Socially Responsible                  $   971.00     $ 1,653.00     $ 3,492.00
EQ/Capital Guardian Growth                       $   940.00     $ 1,602.00     $ 3,393.00
EQ/Capital Guardian International                $ 1,021.00     $ 1,735.00     $ 3,649.00
EQ/Capital Guardian Research                     $   927.00     $ 1,581.00     $ 3,353.00
EQ/Capital Guardian U.S. Equity                  $   927.00     $ 1,581.00     $ 3,353.00
EQ/Caywood-Scholl High Yield Bond                $   946.00     $ 1,612.00     $ 3,413.00
EQ/Equity 500 Index                              $   802.00     $ 1,373.00     $ 2,943.00
EQ/Evergreen International                       $ 2,762.00     $ 4,411.00     $ 7,953.00
EQ/Evergreen Omega                               $   943.00     $ 1,607.00     $ 3,403.00
EQ/FI Mid Cap                                    $   943.00     $ 1,607.00     $ 3,403.00
EQ/FI Mid Cap Value                              $   955.00     $ 1,628.00     $ 3,443.00
EQ/GAMCO Mergers and Acquisitions                $ 1,169.00     $ 1,977.00     $ 4,105.00
EQ/GAMCO Small Company Value                     $   974.00     $ 1,659.00     $ 3,502.00
----------------------------------------------------------------------------------------------


                                                                    Fee table 15

                                               If you surrender your contract at the end of the
                                                            applicable time period
----------------------------------------------------------------------------------------------------
                                             1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/International Growth                 $ 1,040.00     $ 1,539.00     $ 2,066.00     $ 3,707.00
EQ/Janus Large Cap Growth               $ 1,030.00     $ 1,511.00     $ 2,020.00     $ 3,620.00
EQ/JPMorgan Core Bond                   $   980.00     $ 1,361.00     $ 1,772.00     $ 3,139.00
EQ/JPMorgan Value Opportunities         $   999.00     $ 1,418.00     $ 1,866.00     $ 3,322.00
EQ/Lazard Small Cap Value               $ 1,012.00     $ 1,455.00     $ 1,928.00     $ 3,443.00
EQ/Legg Mason Value Equity              $ 1,311.00     $ 2,318.00     $ 3,306.00     $ 5,894.00
EQ/Long Term Bond                       $   992.00     $ 1,396.00     $ 1,830.00     $ 3,252.00
EQ/Lord Abbett Growth and Income        $ 1,086.00     $ 1,675.00     $ 2,287.00     $ 4,124.00
EQ/Lord Abbett Large Cap Core           $ 1,127.00     $ 1,795.00     $ 2,480.00     $ 4,477.00
EQ/Lord Abbett Mid Cap Value            $ 1,036.00     $ 1,527.00     $ 2,045.00     $ 3,669.00
EQ/Marsico Focus                        $ 1,025.00     $ 1,496.00     $ 1,994.00     $ 3,571.00
EQ/Mercury Basic Value Equity           $   994.00     $ 1,402.00     $ 1,840.00     $ 3,272.00
EQ/Mercury International Value          $ 1,034.00     $ 1,521.00     $ 2,035.00     $ 3,649.00
EQ/MFS Emerging Growth Companies        $ 1,003.00     $ 1,430.00     $ 1,886.00     $ 3,363.00
EQ/MFS Investors Trust                  $ 1,002.00     $ 1,427.00     $ 1,881.00     $ 3,353.00
EQ/Money Market                         $   970.00     $ 1,330.00     $ 1,720.00     $ 3,036.00
EQ/Montag & Caldwell Growth             $ 1,016.00     $ 1,468.00     $ 1,948.00     $ 3,482.00
EQ/PIMCO Real Return                    $ 1,003.00     $ 1,430.00     $ 1,886.00     $ 3,363.00
EQ/Short Duration Bond                  $   981.00     $ 1,365.00     $ 1,778.00     $ 3,150.00
EQ/Small Company Index                  $   963.00     $ 1,311.00     $ 1,689.00     $ 2,974.00
EQ/TCW Equity                           $ 1,021.00     $ 1,483.00     $ 1,974.00     $ 3,532.00
EQ/UBS Growth and Income                $ 1,019.00     $ 1,477.00     $ 1,964.00     $ 3,512.00
EQ/Van Kampen Comstock                  $ 1,029.00     $ 1,508.00     $ 2,015.00     $ 3,610.00
EQ/Van Kampen Emerging Markets Equity   $ 1,091.00     $ 1,691.00     $ 2,312.00     $ 4,170.00
EQ/Van Kampen Mid Cap Growth            $ 1,081.00     $ 1,660.00     $ 2,262.00     $ 4,077.00
EQ/Wells Fargo Montgomery Small Cap     $ 1,249.00     $ 2,144.00     $ 3,035.00     $ 5,446.00

------------------------------------------------------------------------------------------------------------------------------
                                                                                                    If you do not surrender
                                                                                                  your contract at the end of
                                                   If you annuitize at the end of the                         the
                                                         applicable time period                     applicable time period
------------------------------------------------------------------------------------------------------------------------------
                                            1 year       3 years        5 years        10 years       1 year       3 years
------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth                 $ 690.00     $ 1,389.00     $ 2,116.00     $ 4,057.00     $ 340.00     $ 1,039.00
EQ/Janus Large Cap Growth               $ 680.00     $ 1,361.00     $ 2,070.00     $ 3,970.00     $ 330.00     $ 1,011.00
EQ/JPMorgan Core Bond                   $ 630.00     $ 1,211.00     $ 1,822.00     $ 3,489.00     $ 280.00     $   861.00
EQ/JPMorgan Value Opportunities         $ 649.00     $ 1,268.00     $ 1,916.00     $ 3,672.00     $ 299.00     $   918.00
EQ/Lazard Small Cap Value               $ 662.00     $ 1,305.00     $ 1,978.00     $ 3,793.00     $ 312.00     $   955.00
EQ/Legg Mason Value Equity              $ 961.00     $ 2,168.00     $ 3,356.00     $ 6,244.00     $ 611.00     $ 1,818.00
EQ/Long Term Bond                       $ 642.00     $ 1,246.00     $ 1,880.00     $ 3,602.00     $ 292.00     $   896.00
EQ/Lord Abbett Growth and Income        $ 736.00     $ 1,525.00     $ 2,337.00     $ 4,474.00     $ 386.00     $ 1,175.00
EQ/Lord Abbett Large Cap Core           $ 777.00     $ 1,645.00     $ 2,530.00     $ 4,827.00     $ 427.00     $ 1,295.00
EQ/Lord Abbett Mid Cap Value            $ 686.00     $ 1,377.00     $ 2,095.00     $ 4,019.00     $ 336.00     $ 1,027.00
EQ/Marsico Focus                        $ 675.00     $ 1,346.00     $ 2,044.00     $ 3,921.00     $ 325.00     $   996.00
EQ/Mercury Basic Value Equity           $ 644.00     $ 1,252.00     $ 1,890.00     $ 3,622.00     $ 294.00     $   902.00
EQ/Mercury International Value          $ 684.00     $ 1,371.00     $ 2,085.00     $ 3,999.00     $ 334.00     $ 1,021.00
EQ/MFS Emerging Growth Companies        $ 653.00     $ 1,280.00     $ 1,936.00     $ 3,713.00     $ 303.00     $   930.00
EQ/MFS Investors Trust                  $ 652.00     $ 1,277.00     $ 1,931.00     $ 3,703.00     $ 302.00     $   927.00
EQ/Money Market                         $ 620.00     $ 1,180.00     $ 1,770.00     $ 3,386.00     $ 270.00     $   830.00
EQ/Montag & Caldwell Growth             $ 666.00     $ 1,318.00     $ 1,998.00     $ 3,832.00     $ 316.00     $   968.00
EQ/PIMCO Real Return                    $ 653.00     $ 1,280.00     $ 1,936.00     $ 3,713.00     $ 303.00     $   930.00
EQ/Short Duration Bond                  $ 631.00     $ 1,215.00     $ 1,828.00     $ 3,500.00     $ 281.00     $   865.00
EQ/Small Company Index                  $ 613.00     $ 1,161.00     $ 1,739.00     $ 3,324.00     $ 263.00     $   811.00
EQ/TCW Equity                           $ 671.00     $ 1,333.00     $ 2,024.00     $ 3,882.00     $ 321.00     $   983.00
EQ/UBS Growth and Income                $ 669.00     $ 1,327.00     $ 2,014.00     $ 3,862.00     $ 319.00     $   977.00
EQ/Van Kampen Comstock                  $ 679.00     $ 1,358.00     $ 2,065.00     $ 3,960.00     $ 329.00     $ 1,008.00
EQ/Van Kampen Emerging Markets Equity   $ 741.00     $ 1,541.00     $ 2,362.00     $ 4,520.00     $ 391.00     $ 1,191.00
EQ/Van Kampen Mid Cap Growth            $ 731.00     $ 1,510.00     $ 2,312.00     $ 4,427.00     $ 381.00     $ 1,160.00
EQ/Wells Fargo Montgomery Small Cap     $ 899.00     $ 1,994.00     $ 3,085.00     $ 5,796.00     $ 549.00     $ 1,644.00

-----------------------------------------------------------------------------
                                         If you do not surrender your
                                            contract at contract at
                                applicable time period applicable time period
-----------------------------------------------------------------------------
                                            5 years        10 years
-----------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------
EQ/International Growth                 $ 1,766.00     $ 3,707.00
EQ/Janus Large Cap Growth               $ 1,720.00     $ 3,620.00
EQ/JPMorgan Core Bond                   $ 1,472.00     $ 3,139.00
EQ/JPMorgan Value Opportunities         $ 1,566.00     $ 3,322.00
EQ/Lazard Small Cap Value               $ 1,628.00     $ 3,443.00
EQ/Legg Mason Value Equity              $ 3,006.00     $ 5,894.00
EQ/Long Term Bond                       $ 1,530.00     $ 3,252.00
EQ/Lord Abbett Growth and Income        $ 1,987.00     $ 4,124.00
EQ/Lord Abbett Large Cap Core           $ 2,180.00     $ 4,477.00
EQ/Lord Abbett Mid Cap Value            $ 1,745.00     $ 3,669.00
EQ/Marsico Focus                        $ 1,694.00     $ 3,571.00
EQ/Mercury Basic Value Equity           $ 1,540.00     $ 3,272.00
EQ/Mercury International Value          $ 1,735.00     $ 3,649.00
EQ/MFS Emerging Growth Companies        $ 1,586.00     $ 3,363.00
EQ/MFS Investors Trust                  $ 1,581.00     $ 3,353.00
EQ/Money Market                         $ 1,420.00     $ 3,036.00
EQ/Montag & Caldwell Growth             $ 1,648.00     $ 3,482.00
EQ/PIMCO Real Return                    $ 1,586.00     $ 3,363.00
EQ/Short Duration Bond                  $ 1,478.00     $ 3,150.00
EQ/Small Company Index                  $ 1,389.00     $ 2,974.00
EQ/TCW Equity                           $ 1,674.00     $ 3,532.00
EQ/UBS Growth and Income                $ 1,664.00     $ 3,512.00
EQ/Van Kampen Comstock                  $ 1,715.00     $ 3,610.00
EQ/Van Kampen Emerging Markets Equity   $ 2,012.00     $ 4,170.00
EQ/Van Kampen Mid Cap Growth            $ 1,962.00     $ 4,077.00
EQ/Wells Fargo Montgomery Small Cap     $ 2,735.00     $ 5,446.00
-----------------------------------------------------------------------------



16 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2005.



                                                                    Fee table 17

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT
The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract. Initial contribution amounts are provided for informational purposes only. This contract is no longer available to new purchasers.


We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts that you own would then total more than $2,500,000.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


                 Annuitant             Minimum
Contract type    issue ages            contributions
--------------------------------------------------------------------------------
NQ               0 through 83          o $5,000 (initial)
                                       o $1,000 (additional)
--------------------------------------------------------------------------------
Rollover IRA     20 through 83         o $5,000 (initial)
                                       o $50 (additional)


Contract type    Source of contributions         Limitations on contributions
--------------------------------------------------------------------------------
NQ               o After-tax money.              o No additional contributions
                                                   may be made after attainment
                 o Paid to us by check or          of age 84, or, if later, the
                   transfer of contract value in   first contract anniversary.
                   a tax-deferred exchange
                   under Section 1035 of the
                   Internal Revenue Code.
--------------------------------------------------------------------------------
Rollover IRA     o Eligible rollover distribu-   o No additional contributions
                   tions from TSA contracts or     may be made after attain-
                   other 403(b) arrangements,      ment of age 84, or, if later,
                   qualified plans, and govern-    the first contract
                   mental employer 457(b)          anniversary.
                   plans.
                                                 o Contributions after age
                                                   70-1/2 must be net of
                 o Rollovers from another          required minimum
                   traditional individual          distributions.

                 o Although we accept regular    o Although we accept regular
                   retirement arrangement.         IRA contributions (limited to
                                                   $4,000 for 2006 and 2007)
                 o Direct custodian-to-            under rollover IRA contracts
                   custodian transfers from        we intend that this contract,
                   another traditional indi-       be used primarily for
                   vidual retirement               rollover and direct transfer
                   arrangement.                    contributions.

                 o Regular IRA contributions.    o Additional catch-up contri-
                                                   butions of up to $1,000 can
                 o Additional "catch-up"           be made for calendar years
                   contributions.                  2006 and 2007 where the
                                                   owner is at least age 50 but
                                                   under age 70-1/2 at any time
                                                   during the calendar year for
                                                   which the contribution is
                                                   made.


--------------------------------------------------------------------------------


18 Contract features and benefits

                   Annuitant            Minimum
Contract type     issue ages            contributions
--------------------------------------------------------------------------------
Roth Conversion   20 through 83         o $5,000 (initial)

IRA                                     o $50 (additional)

Rollover TSA      20 through 83         o $5,000 (initial)

                                        o $1,000 (additional)



Contract type     Source of contributions         Limitations on contributions
--------------------------------------------------------------------------------
Roth Conversion   o Rollovers from another        o No additional contributions
IRA                 Roth IRA.                       may be made after attain-
                                                    ment of age 84, or, if
                  o Rollovers from a "desig-        later, the first contract
                    nated Roth contribution         anniversary.
                    account" under a 401(k)
                    plan or 403(b)                o Conversion rollovers after
                    arrangement.                    age 70-1/2 must be net of
                                                    required minimum distribu-
                                                    tions for the traditional
                                                    IRA you are rolling over.
                  o Conversion rollovers from a
                    traditional IRA.              o You cannot roll over funds
                                                    from a traditional IRA if
                  o Direct transfers from           your adjusted gross income
                    another Roth IRA.               is $100,000 or more.

                  o Regular Roth IRA              o Although we accept regular
                    contributions.                  Roth IRA contributions (lim-
                                                    ited to $4,000 for 2006 and
                  o Additional catch-up contri-     2007) under Roth IRA con-
                    butions.                        tracts, we intend that this
                                                    contract be used primarily
                                                    for rollover and direct
                                                    transfer contributions.

                                                  o Additional catch-up contri-
                                                    butions of up to $1,000 can
                                                    be made for the calendar
                                                    years 2006 and 2007 where
                                                    the owner is at least age 50
                                                    at any time during the
                                                    calendar year for which the
                                                    contribution is made.
--------------------------------------------------------------------------------
Rollover TSA      o Direct transfers of pre-tax   o No additional contributions
                    funds from another contract     may be made after attain-
                    or arrangement under Sec-       ment of age 84, or, if
                    tion 403(b) of the Internal     later, the first contract
                    Revenue Code, complying         anniversary.
                    with IRS Revenue Ruling
                    90-24.                        o Rollover or direct transfer
                                                    contributions after age
                  o Eligible rollover distribu-     70-1/2 must be net of any
                    tions of pre-tax funds from     required minimum
                    other 403(b) plans, quali-      distributions.
                    fied plans. Subsequent
                    contributions may also be     o We do not accept employer-
                    rollovers from, governmen-      remitted contributions.
                    tal employer 457(b) plans
                    and Traditional IRAs.
--------------------------------------------------------------------------------


                                               Contract features and benefits 19

                  Annuitant            Minimum
 Contract type   issue ages            contributions
--------------------------------------------------------------------------------
QP               20 through 75         o $5,000 (initial)

                                       o $1,000 (additional)

 Contract type   Source of contributions         Limitations on contributions
QP               o Only transfer contributions   o We do not accept regular
                   from other investments          ongoing payroll
                   within an existing defined      contributions.
                   contribution qualified plan
                   trust.
                                                 o Only one additional transfer
                                                   contribution may be made
                 o The plan must be qualified      during a contract year.
                   under Section 401(a) of the
                   Internal Revenue Code.
                                                 o No additional transfer con-
                                                   tributions may be made after
                 o For 401(k) plans, trans-        attainment of age 76, or, if
                   ferred contributions may        later, the first contract
                   not include any after-tax       anniversary.
                   contributions.

                                                 o Contributions after age 70-1/2
                                                   must be net of any required
                                                   minimum distributions.

                                                 o A separate QP contract must
                                                   be established for each plan
                                                   participant.

                                                 o We do not accept contribu-
                                                   tions from defined benefit
                                                   plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------



See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


20 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. These methods of payment are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


You can choose from among the variable investment options and the fixed maturity options.



VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.



                                              Contract features and benefits  21

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio.




------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o Legg Mason Capital Management, Inc.
                                                                                         o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                         o Pacific Investment Management Company
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                               o A I M Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC
                                                                                         o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Long-term growth of capital.                               o AllianceBernstein L.P.
 INTERNATIONAL EQUITY                                                                    o J.P. Morgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 CORE EQUITY                                                                             o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 GROWTH                                                                                  o RCM Capital Management LLC
                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------




22 Contract features and benefits

Portfolios of the Trusts (continued)

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 VALUE                                                                                   o Institutional Capital Corporation
                                                                                         o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP          Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH                                                                                  o Franklin Advisers, Inc.
                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE    Long-term growth of capital.                            o AXA Rosenberg Investment Management LLC
                                                                                         o TCW Investment Management Company
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Long-term growth of capital.                            o Firsthand Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                   o AllianceBernstein L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.                   o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.                  o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                             o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to achieve     o Boston Advisors, LLC.
 INCOME                          an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                   o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                               and Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.                      o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                 o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 23

Portfolios of the Trusts (continued)

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                         o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates    o AllianceBernstein L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income                   o Evergreen Investment Management Com-
 BOND                                                                                      pany, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                        o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE            Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.                    o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                   o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                    o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                        o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with      o J.P. Morgan Investment Management Inc.
                               moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.                           o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                               o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.                        o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation         o Mercury Advisors
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without         o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with            o Lord, Abbett & Co. LLC
 CORE                          reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                     o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.       o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks to provide current income and long-term growth of   o Merrill Lynch Investment Managers
 VALUE                         income, accompanied by growth of capital.                   International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

Portfolios of the Trusts (continued)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name               Objective                                                    Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with a secondary           o MFS Investment Management
                            objective to seek reasonable current income. For purposes
                            of this Portfolio, the words "reasonable current income"
                            mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve     o  The Dreyfus Corporation
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN        Seeks maximum real return consistent with preservation       o Pacific Investment Management Company,
                            of real capital and prudent investment management.             LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND      Seeks current income with reduced volatility of principal.   o Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the        o AllianceBernstein L.P.
                            deduction of portfolio expenses) the total return of the
                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY               Seeks to achieve long-term capital appreciation.             o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
                            with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Capital growth and income.                                   o Morgan Stanley Investment
                                                                                           Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks long-term capital appreciation.                        o Morgan Stanley Investment
 MARKETS EQUITY                                                                            Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Capital growth.                                              o Morgan Stanley Investment
 GROWTH                                                                                    Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   Seeks long-term capital appreciation.                        o Wells Capital Management Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


                                               Contract features and benefits 25

FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied: (i) the fixed maturity option's maturity date is within the current calendar year; or (ii) the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of a non-unitized Separate Account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on February 15th for each of the maturity years 2006 through 2016. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option with the earliest maturity date. As of February 15, 2006 the next available maturity date was February 15, 2007.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.


If fixed maturity options interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity options interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance (at contract issue only), or dollar cost averaging. We allocate subsequent contributions according to instructions on file unless you provide new instructions.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION

Principal assurance allocation is only available at contract issue. If you chose this allocation program, you selected a fixed maturity option. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you selected


26  Contract features and benefits
generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation. Principal assurance was not available if none of those maturity dates were available at the time your contract was issued. You allocated the remainder of your initial contribution to the variable investment options however you chose.

For example, if your initial contribution is $10,000, and on February 15, 2006 you chose the fixed maturity option with a maturity date of February 15, 2016 since the rate to maturity was 4.22% on February 15, 2006, we would have allocated $6,613 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation was only available for annuitant ages 75 or younger when the contract was issued. If you anticipated taking required minimum distributions, you should have considered whether your values in the variable investment options would be sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.

You could not have elected principal assurance if you participated in the 12 month dollar cost averaging program at application.


DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

12 MONTH DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described in Section 1 of this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must have allocated your entire initial contribution into the EQ/Money Market option if you selected the 12 month dollar cost averaging program at application to purchase an Accumulator(R) contract; thereafter initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.
                      ----------------------------------

You may not elect general dollar cost averaging or 12 month dollar cost averaging if you are participating in the rebalancing program. See "Transfers among investment options" later in this Prospectus. You could not elect the 12 month dollar cost averaging program if you elected the principal assurance program at application.


YOUR BENEFIT BASE


The benefit base is used to calculate both the guaranteed minimum income benefit and the 5% Roll-Up to age 80 guaranteed minimum



                                              Contract features and benefits  27
death benefit. Your benefit base is not an account value or a cash value. See "Our baseBUILDER option" and "Guaranteed minimum death benefit" below. The benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  plus


o daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus; less


o a deduction for any withdrawal charge remaining when you exercise your guaranteed minimum income benefit.


The effective annual roll-up rate credited to the benefit base is:

o 5% or 6%, depending on your contract issue date, for the benefit base with respect to the variable investment options (other than the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Alliance Quality Bond and EQ/Short Duration Bond options) and the 12-Month dollar cost averaging; and

o 3% for the benefit base with respect to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Alliance Quality Bond and EQ/Short Duration Bond options, the fixed maturity options and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the annuitant's 80th birthday.



ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our baseBUILDER option" and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are any more favorable factors that may be in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit and the annuitant's (and any joint annuitant's) age and sex in certain instances.



OUR BASEBUILDER OPTION


The following section provides information about the baseBUILDER option, which was only available at the time you purchased your contract, if the annuitant was age 20 through 75. The baseBUILDER option combines a guaranteed minimum income benefit with the guaranteed minimum death benefit that was provided under your contract. For Rollover IRA and Rollover TSA contracts where the annuitant was between ages 20 and 60 at contract issue, we offered an additional guaranteed minimum death benefit of a 5% Roll-Up to age 70. If you elected the baseBUILDER option at purchase, you pay an additional charge that is described under "baseBUILDER benefit charge" in "Charges and expenses" later in this Prospectus. If you purchased your contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit was, generally, not available to you. Subject to our rules, the baseBUILDER benefit might have been available for certain split-funded Charitable Remainder Trusts.


The guaranteed minimum income benefit component of the baseBUILDER option is described below. Whether you elected the baseBUILDER option or not, the guaranteed minimum death benefit was provided under the contract. The guaranteed minimum death benefit is described under "Guaranteed minimum death benefit" below in this section.

The guaranteed minimum income benefit guarantees you a minimum amount of lifetime income under our Income Manager(R) contract. Only a life with a period certain Income Manager(R) payout annuity contract is available. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise the option. The maximum period certain available under the Income Manager(R) payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:



-----------------------------
        Level Payments
-----------------------------
                      Period
                     certain
                      years
-----------------------------
    Annuitant's
  Age at exercise   IRAs   NQ
-----------------------------
      60 to 75       10    10
         76           9    10
         77           8    10
         78           7    10
         79           7    10
         80           7    10
         81           7     9
         82           7     8
         83           7     7
-----------------------------

--------------------------------------------------------------------------------
We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your benefit base, less any applicable withdrawal charge remaining, at guaranteed annuity purchase factors or (ii) the income provided by applying your account value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments respectively, due to the effect of interest compounding. The benefit base is applied only to the baseBUILDER


28  Contract features and benefits
guaranteed purchase annuity factors in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

The guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your Income Manager(R) benefit under baseBUILDER are more conservative than the guaranteed annuity purchase factors we use for the Income Manager(R) payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the baseBUILDER Income Manager(R) will be smaller than each periodic payment under the Income Manager(R) payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. The table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Alliance Quality Bond or EQ/Short Duration Bond options, or the fixed maturity options.




-------------------------------------------------------
                                  Guaranteed minimum
                             income benefit -- annual
      Contract Date        income payable for life with
 Anniversary at exercise      10 year period certain
-------------------------------------------------------
             7                         $ 8,315
            10                         $10,342
            15                         $14,925
-------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us along with any required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Payments are always made on the 15th of the month and generally begin one payment mode from issue. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

You will be eligible to exercise the guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 53 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 54 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 7th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 83rd birthday;

(ii) if the annuitant was older than age 63 at the time an IRA, QP or Rollover TSA contract was issued, the baseBUILDER option may not be an appropriate feature because the minimum distributions required by tax law must begin before the guaranteed minimum income benefit can be exercised;

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the baseBUILDER option only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise;

(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the baseBUILDER option only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) for a successor owner/annuitant the earliest exercise date will be based on the original contract date and the age of the successor owner/annuitant as of the Processing Date successor owner/annuitant takes effect; and

(vi) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

                                              Contract features and benefits  29

   o A successor owner who is not the annuitant may not be able o to exercise the baseBUILDER option without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract anniversary on which you could exercise the benefit.

   o If the successor owner is the annuitant, the baseBUILDER option continues only if the benefit could be exercised under the rules described above on a contract anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the baseBUILDER option cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

   o If you designate your surviving spouse as successor owner, the baseBUILDER option continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

   o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.


Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing you money" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

A guaranteed minimum death benefit was provided as part of the baseBUILDER benefit. A guaranteed minimum death benefit was also provided under your contract even if you did not elect baseBUILDER. In this case, the baseBUILDER benefit charge does not apply.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANTS WHO WERE AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 79 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.


You must have elected either: the "5% Roll-Up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you applied for a contract. Once you made your election, you cannot change it.

5% ROLL-UP TO AGE 80. This guaranteed minimum death benefit is equal to the benefit base described earlier in "Your benefit base."


ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equaled your initial contribution. Then, on each contract date anniversary, we determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down. If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANTS WHO WERE AGES 80 THROUGH 83 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS.

On the contract date, your guaranteed minimum death benefit equaled your initial contribution. Thereafter, it is increased by the dollar amount of any additional contributions. We will reduce your guaranteed minimum death benefit if you take any withdrawals.
                      ----------------------------------

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for information on these guaranteed benefits.


See Appendix IV at the end of this Prospectus for an example of how we calculate the guaranteed minimum death benefit.


PROTECTION PLUS(SM)

The following section provides information about the Protection Plus(SM) option, which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential consequences of having purchased the Protection Plus(SM) feature in an NQ or IRA contract.

If the annuitant was 69 or younger when we issued your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o the total net contributions or

o the death benefit less total net contributions


30  Contract features and benefits

For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant was age 70 through 75 when we issued your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant under a contract where Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o the total net contributions (as described above) or

o the death benefit (as described above) less total net contributions


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund of the full amount of your contribution. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  31

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE
Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) market adjusted amounts in the fixed maturity options; and (iii) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the baseBUILDER and/or Protection Plus(SM) benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



INSUFFICIENT ACCOUNT VALUE


Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all of your rights under your contract and any applicable guaranteed benefits.


32  Determining your contract's value

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer to a fixed maturity option that matures in the current calendar year or that has a rate to maturity of 3% or less.

o You may not transfer any amount to the 12-month dollar cost averaging program.


o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"), The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent



                            Transferring your money among investment options  33
to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.
Your entire account value in the variable investment options must be included in the rebalancing program.
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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect we will process the transfer as requested; your rebalancing allocations will not be changed and the rebalancing program will remain in effect unless you request that it be canceled in writing.

You may not elect the rebalancing program if you are participating in the general dollar cost averaging or 12 month dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.



34  Transferring your money among investment options

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.




                                   Method of withdrawal
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                                                                Lifetime
                                                               required
                                             Substantially     minimum
 Contract          Lump sum    Systematic        equal       distribution
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NQ                   Yes          Yes             No              No
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Rollover IRA         Yes          Yes             Yes            Yes
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Roth Conversion
 IRA                 Yes          Yes             Yes             No
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QP                   Yes           No             No             Yes
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Rollover TSA*        Yes          Yes             No             Yes
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* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(All contracts except QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


                                                        Accessing your money  35

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus.)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

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For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:


INCOME BENEFIT AND DEATH BENEFIT


5% ROLL-UP TO AGE 80 -- If you elected the 5% Roll-Up to age 80 guaranteed minimum death benefit, your benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the benefit base on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the benefit base on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your benefit base on a pro rata basis. Additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year.


The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

ANNUAL RATCHET TO AGE 80 -- If you elected the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will reduce your income and death benefit on a pro rata basis.

ANNUITANT ISSUE AGES 80 THROUGH 83 -- If your contract was issued when the annuitant was between ages 80 and 83, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.
                      ----------------------------------

36  Accessing your money

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When you annuitize, your Accumulator(R) contract and all its benefits will terminate and you will receive a



                                                        Accessing your money  37
supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. In addition, if your are exercising your guaranteed minimum income benefit under baseBUILDER, your choice of payout options are those that are available under the baseBUILDER (see "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus).



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Income Manager(R) NQ and IRA payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts


38  Accessing your money

only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


The Income Manager(R) payout options are not available in all states.


If you purchase an Income Manager(R) contract in connection with the exercise of the baseBUILDER benefit option, different payout options may apply, as well as other various differences. See "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(R) Prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday. We will send a notice with the annual statement one year prior to the maturity age.



                                                        Accessing your money  39

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o A charge for baseBUILDER, if you elect this optional benefit.


o A charge for Protection Plus(SM), if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingency payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



                                  Contract year
--------------------------------------------------------------------------------
                       1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution       7%    6%    5%    4%    3%    2%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. Additional contributions during the contract year do not increase your 15% free withdrawal amount. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.


40  Charges and expenses

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) and
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

BASEBUILDER BENEFIT CHARGE


If you elected the baseBUILDER, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The charge is equal to 0.30% of the benefit base in effect on the contract date anniversary for the 5% Roll-Up to age 80. The annual benefit base charge is 0.15% if the 5% Roll-Up to age 70 is available and elected.


We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge first, from the fixed maturity options, in order of the earliest maturity date(s) first. A market value adjustment may apply.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


PROTECTION PLUS(SM)

If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.10% to 1.20%.


o 12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit and the guaranteed minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts.


                                                        Charges and expenses  41

Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


42  Charges and expenses

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the guaranteed minimum death benefit. The guaranteed minimum death benefit is part of your contract, whether you select the baseBUILDER benefit or not. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals (and any associated withdrawal charges). For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts.

For individually owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death for purpose of receiving federal tax law required distributions from the contract. When you are the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise of guaranteed minimum income benefit" under "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus.


Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).


                                                    Payment of death benefit  43

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).


o A successor owner should name a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

BENEFICIARY CONTINUATION OPTION


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature permits a designated individual, upon the contract owner's death, to maintain the contract in the deceased contract owner's name and receive distributions under the contract instead of receiving the death benefit in a lump sum. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Protection Plus(SM) feature and adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the ben eficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


44  Payment of death benefit

o If you had elected the guaranteed minimum income benefit or o
  Protection Plus(SM) feature under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a por tion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


                                                    Payment of death benefit  45

7.  Tax information

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OVERVIEW
In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became to be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001, will apply again. In general, EGTRRA liberalizes contributions which can be made to all types of tax-favored retirement plans. In addition to increasing amounts which can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and baseBUILDER guaranteed minimum income benefit, 12 month dollar cost averaging, selection of investment funds and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase, the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions or decide how to take required minimum distribution payments. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable even without a distribution:


46  Tax information

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and


o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

The following information applies if you purchased your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange was not taxable under Section 1035 of the Internal Revenue Code if:

o the contract that was the source of the funds you used to purchase the NQ contract was another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant were the same under the source contract and the Accumulator(R) NQ contract. If you used a life insurance or endowment contract, the owner and the insured must have been the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carried over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


                                                             Tax information  47

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as either a traditional IRA or Roth IRA. We offered traditional IRAs in the Rollover IRA contracts. We offered Roth IRAs in the Roth Conversion IRA contracts. The first part of this section covers some of the special tax rules that apply to traditional IRAs. The next part of this section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) Select(SM) traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Select(SM) traditional and Roth IRA contracts.



PROTECTION PLUS(SM) FEATURE

The Protection Plus(SM) feature was offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a Protection Plus(SM) feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should consult with your tax adviser for further information.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable. You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in


48  Tax information

"Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o regular contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional
  IRAs ("direct transfers").


Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. When your earnings are below $4,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch-up contribution" of up to $1,000 to your traditional IRA for 2006. This amount stays the same for the taxable year 2007.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for each of the taxable years 2006 and 2007 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for each of the taxable years 2006 and 2007, your fully deductible contribution can be up to $4,000, or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2006 and for 2007.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2006, for example, you determine AGI and subtract $50,000 if you are single, or $75,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum   Equals  the adjusted
---------------------       x        regular       =      deductible
 divided by $10,000               contribution         contribution for
                                    the year                limit



                                                      Tax information  49

Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2006 and 2007). The dollar limit is $5,000 in 2006 and 2007 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o  qualified plans;

o  governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o  other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o  Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or


50  Tax information

o  loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional
     IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to tra-


                                                             Tax information  51
ditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o  the entire amount received is rolled over to another traditional
   IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to the rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.


ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


52  Tax information

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional


                                                             Tax information  53

IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o  on or after your death; or

o  because you are disabled (special federal income tax definition);
   or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o  regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or


o  tax-free rollover contributions from other Roth arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable years. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2006. This amount stays the same for the taxable year 2007.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.


54  Tax information

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers


What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o  another Roth IRA ("tax-free rollover contribution");



o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;



o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You make make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity



                                                             Tax information  55
contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:


o  Rollovers from a Roth IRA to another Roth IRA;


o  Direct transfers from a Roth IRA to another Roth IRA;

o  Qualified distributions from a Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o  you are age 59-1/2; or older or

o  you die; or

o  you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:


56  Tax information

     (a) Taxable portion (the amount required to be included in gross (a) income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.


Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2006 and the conversion contribution is made in 2007, the conversion contribution is treated as contributed prior to other conversion contributions made in 2007.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."


PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.


Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Protection plus(SM) feature

The Protection Plus(SM) feature was offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus(SM) benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus(SM) rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus(SM) benefit is not part of the contract, in such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should consult with your tax adviser for further information.


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Contributions to TSAs

There were two ways you might have contributed to establish this Accumulator(R) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that met the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o    a rollover from another 403(b) arrangement.

If you made a direct transfer, you filled out our transfer form.


We do not accept after-tax funds in the Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.


Employer-remitted contributions. The Accumulator(R) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.


Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled-over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to


58  Tax information
take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the Accumulator(R) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax definition).


If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.


Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity Payments. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

     (1) the greater of $10,000 or 50% of the participant's nonfor feitable accrued benefits; and

     (2) $50,000 reduced by the excess (if any) of the highest out standing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made

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     at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required mini mum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This only applies to you if you established your Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or


o in any form of payout after you have separated from service (only if the separation occurs, during or after the calendar year you reach age
     55); or


o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distribu-


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tions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2006, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviving spouse;
   or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.



IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. More information

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ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 45 and in Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Accounts' operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 45 and Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 45 and Separate Account No. 49 are registered under the Investment Company Act of 1940 and are registered and classified under that act as "unit investment trusts." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 45 or Separate Account No. 49. Although Separate Account No. 45 and Separate Account No. 49 are registered, the SEC does not monitor the activity of Separate Account No. 45 or Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each Separate Account is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or the Separate Accounts.

Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from either Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;


(6) to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.



ABOUT THE TRUSTS


AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appear in the prospectuses for each Trust, which are generally attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2006, and the related price per $100 of maturity value were as shown below:



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    Fixed Maturity
   Options with
   February 15th       Rate to Maturity          Price
 Maturity Date of          as of           Per $100 of
   Maturity Year     February 15, 2006    Maturity Value
------------------------------------------------------------
        2007                3.62%                 $ 96.51
        2008                3.74%                 $ 92.92
        2009                3.83%                 $ 89.33
        2010                3.90%                 $ 85.80
        2011                3.94%                 $ 82.42
        2012                4.02%                 $ 78.93
        2013                4.11%                 $ 75.41
        2014                4.18%                 $ 72.05
        2015                4.22%                 $ 68.92
        2016                4.22%                 $ 66.13
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HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

  (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

  (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

  (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

  (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an invest-



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ment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities
Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such case, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided though electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and had it signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.


64  More information

CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.


o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.


o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.


o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent public accounting firm selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Accounts Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the applicable SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under fed-


                                                            More information  65
eral income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). AXA Advisors serves as the principal underwriter of Separate Account No. 45, and AXA Distributors serves as the principal underwriter of Separate Account No.
49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.50% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 0.60% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.50% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.25% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under appli-



66  More information
cable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                                            More information  67

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the website is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


68  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.





  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                     OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            ----------------------------------------------
                                                                2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.32     $ 10.62          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286          51          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,278         688          --          --
----------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40     $ 10.29          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         285         131          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         237          --          --
----------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.59     $ 10.39          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         367         150          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         948         426          --          --
----------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 45.74     $ 44.24     $ 41.25     $ 35.10
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,919       3,361       3,674       3,926
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,314       1,132         732         407
----------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 10.63          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         711         256          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,170       1,617          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 57.52     $ 53.88     $ 48.73     $ 35.92
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         284         334         375         404
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         585         710         812         899
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.24     $ 11.19     $ 10.92     $ 10.67
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,030       1,247       1,242       1,119
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         919       1,011       1,187       1,217
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.65     $ 11.04     $  9.98     $  7.90
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         484         378         205
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         464         567         383         235
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.95     $ 29.46     $ 27.48     $ 22.73
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,125       1,318       1,384       1,316
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,710       3,408       3,959       3,827
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.70     $ 12.03     $ 10.34     $  7.81
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         462         456         377         183
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         657         704         494         118
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.00     $ 10.45     $  9.66     $  7.64
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         181         201         230         166
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         268         253         248         169
----------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ---------------------------------------------------------
                                                                2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 40.77          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,511          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         289          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.19     $ 69.35     $ 81.12     $ 69.37     $ 70.28
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513         595         553         293          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,101       1,253       1,163         939         380
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.74     $ 23.90     $ 26.59     $ 27.96     $ 29.96
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,516       1,616       1,539         801          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,307       4,697       5,048       4,521       1,256
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                   OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.
--------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                            --------------------------------------------------------
                                                                2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.76   $   9.20   $   8.74   $   6.79
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        424        449        410        275
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        759        801        802        305
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.20   $  11.54   $  10.23   $   7.91
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        544        503        429        344
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,404      1,102        698        384
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.11   $   9.45   $   8.58   $   6.20
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        629        806        761        429
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        863      1,078      1,104        369
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.30   $  11.62   $  10.22   $   7.37
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        605        904        765        486
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        911      1,203        820        388
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.01   $   9.12   $   8.81   $   5.66
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        854      1,028        278         44
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,024      1,493        571        264
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 244.64   $ 237.75   $ 211.19   $ 143.14
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        900      1,044      1,145      1,240
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,138      1,384      1,588      1,770
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  29.44   $  28.28   $  25.51   $  19.83
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      4,575      5,306      5,870      6,485
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        841        971        776        383
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  18.62   $  18.65   $  18.54   $  18.40
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,772      2,322      2,993      4,099
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,100      1,348      1,651      1,739
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.12   $  13.29   $  11.40   $   8.55
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,477      3,816      4,111      3,907
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,553      2,475      2,639        208
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.13   $   6.28   $   5.88   $   4.84
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      5,346      6,276      7,382      8,409
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,379      9,271     10,777     12,339
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.99   $  15.89   $  15.53   $  15.20
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        490        460        434        430
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        574        603        631        552
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  16.90   $  15.36   $  13.66   $   9.83
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,468      1,733      2,001      2,020
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,499      5,465      6,324      6,943
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.49         --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         12         --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          2         --         --         --
--------------------------------------------------------------------------------------------------------------------

                                                                           For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 217.65     $ 247.21     $ 292.20     $ 237.18     $ 186.29
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,555        1,775        1,434          550           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        2,160        2,453        2,344        1,542          434
----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.52     $  26.28     $  24.51     $  20.99           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        7,830        7,903        5,956        1,853           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.18     $  16.14     $  15.03     $  15.25           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,288        2,333        2,057          929           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.64     $  12.74     $  16.81     $  12.40           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          737          839          591          166           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.12     $   9.49     $  11.79           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       10,884       12,132        6,304           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       15,780       17,298        8,614           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.28     $  16.68     $  14.88     $  11.82     $  12.54
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,115        2,156        1,264          775           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        8,170        9,189        6,912        6,101        2,521
----------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
v\----------------------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

    UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION,
        EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                            -------------------------------------------
                                                                2005       2004       2003        2002
-------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.09    $  7.63          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        189         68          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        287         29          --          --
-------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.99    $ 14.41    $  12.88    $  10.14
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,058      3,317       3,362       3,350
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,002      9,491      10,036      10,473
-------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.92    $  5.66          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        767         87          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        983        345          --          --
-------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.71    $  8.12    $   7.94    $   6.29
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         54         55          39          29
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        557        258         189          89
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.38    $ 11.94    $  11.46    $   9.38
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         45         19          20          13
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,004      9,529      11,360      13,307
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.35    $ 10.68    $   9.53    $   7.29
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        525        425         279         133
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,695      4,078       3,761       3,093
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.83    $ 11.30    $  10.33    $   7.97
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,382      2,835       3,037       3,265
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     13,004     15,697      17,536      18,971
-------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.60    $ 11.10    $  10.29    $   7.65
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,079      1,192       1,043         812
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,254      6,079       6,120       5,353
-------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.40         --          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         56         --          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         18         --          --          --
-------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 26.40    $ 25.63    $  23.57    $  18.69
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,703      3,163       3,443       3,683
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,100      9,685      10,779      11,356
-------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.82         --          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          8         --          --          --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         16         --          --          --
-------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.54    $  8.33    $   7.89    $   5.79
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        365        431         286         184
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        431        573         552         243
-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ---------------------------------------------------------
                                                                2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.90    $  11.70    $  12.10    $  11.84          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,847          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,569      10,105       9,428       5,696          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.67          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.90    $  17.32    $  21.35    $  16.61     $ 12.35
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      16,512      19,069      17,154      10,072       2,581
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.69    $  11.14    $  13.96          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,210       3,230       1,477          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.72    $  11.09    $  10.61          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         231         174          72          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,208       2,064         982          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.15    $  10.50    $  10.28          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         376         298         126          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,372       4,745       2,907          --          --
---------------------------------------------------------------------------------------------------------------------
  EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.41    $  28.18    $  31.67    $  26.73     $ 21.21
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,413       4,923          16           2          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      12,941      14,537          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.72    $   9.43    $  10.82          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         161         164         139          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         140         136          91          --          --
---------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                    OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                            --------------------------------------------------------
                                                                2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.69    $  11.14    $  9.73    $  6.87
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,652       1,605      1,435        951
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,752       2,883      2,874      2,717
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.82    $  14.40    $ 12.39    $  9.42
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,356       2,500      2,709      2,863
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,388       2,481      2,639      3,169
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.50          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          54          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          17          --         --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.46    $  22.79         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         183          31         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         170          72         --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.50          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          31          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28          --         --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.38    $   6.02    $  5.44    $  4.39
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         569         503        566        552
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,270       1,149      1,266      1,590
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.96    $  13.84    $ 13.48    $ 13.22
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,222       1,021        985        903
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,972      10,774     12,484     14,961
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.53    $  13.20    $ 12.07    $  9.64
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,142       1,375      1,530      1,663
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,350      16,352     18,895     21,846
--------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.17    $  16.63    $ 14.39    $ 10.62
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         919         986        840        665
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,204       6,654      7,289      7,825
--------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.80          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          28          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41          --         --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          93          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          55          --         --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.60          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          93          --         --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.56          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          25          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          74          --         --         --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                            --------------------------------------------------------
                                                                2001       2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.54    $  10.00          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        493          82          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,307         638          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.20    $  10.92    $  10.53    $  10.48          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,091       1,080         972         560          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,256         223          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.38    $   8.39          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        575         258          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,490         745          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.23    $  11.48    $  10.44    $  10.76          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     14,916      13,606      12,838       8,661          --
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.08    $  13.14    $  12.47    $  12.82     $ 11.52
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,936       2,045       2,057         867          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     25,574      28,008      29,522      24,343       8,113
--------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.50    $  10.76    $   9.20    $   9.17          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,755       7,215       6,774       4,733          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                    OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                            --------------------------------------------------------
                                                                2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.15          --          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         240          --          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         210          --          --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.24     $ 13.95    $  12.80    $  9.89
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,644       1,467       1,522        767
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,123       2,102       2,058      1,041
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.27     $ 19.96    $  18.30    $ 14.14
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,721       3,230       3,348      3,538
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,782       4,699       4,955      5,160
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.47     $ 16.89    $  14.08    $ 11.14
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,346       1,244       1,181      1,196
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,759       9,124      10,329     12,054
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.19     $ 13.19    $  11.88    $  9.31
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,663       4,453       5,082      5,638
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,697       8,228       9,491     10,806
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49     $  8.98    $   8.17    $  6.79
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         551         635         715        776
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,802       5,835       6,684      6,910
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.53     $ 28.18    $  28.34    $ 28.57
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,076       1,221       1,537      2,299
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,619       2,938       3,834      5,633
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.61     $  4.43          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         143           3          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47          20          --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.93          --          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         253          --          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         308          --          --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98          --          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          76          --          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          57          --          --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.76     $ 14.35    $  12.36    $  8.59
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         914       1,073       1,030        859
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,139       2,622       3,320      2,817
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.43     $ 16.99          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          46          10          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         160          17          --         --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.55     $  5.16          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         114          14          --         --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         169          41          --         --
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ---------------------------------------------------------
                                                                2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.34          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         155          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.20    $  16.52    $  14.98    $  12.76     $ 11.60
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,681       3,305       2,567       1,009          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,603       5,888       5,766       4,389       1,182
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.55    $  17.50    $  20.23    $  12.80     $ 10.86
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,032      15,833      13,783      10,607       4,609
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.37    $  22.09    $  27.59    $  16.10     $ 12.13
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,229       8,254       6,114       1,942          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,726      16,073      13,671       9,117       3,327
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.71    $  10.51    $  10.72          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         948       1,014         550          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,228       8,940       6,033          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.61    $  28.00    $  26.78    $  25.92     $ 25.00
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,501       1,860       2,900       1,566          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,273       5,065       7,278       5,158       1,153
---------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.01    $  10.94    $  11.48    $   9.64          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         899         989         756         284          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,131       3,340       2,922       1,610          --
---------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                    OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

---------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                            ---------------------------------------------------------
                                                                2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.43          --         --         --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         156          --         --         --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         250          --         --         --
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.94     $ 10.64    $  8.72    $  5.67
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,131       1,948      1,871      1,807
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,667       3,845      4,287      3,992
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.37          --         --         --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          68          --         --         --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          49          --         --         --
---------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.90     $ 11.36         --         --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7          --         --         --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          15          --         --         --
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                            ---------------------------------------------------------
                                                                2001       2000       1999        1998     1997
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.11    $  6.53     $ 11.04    $  5.72     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,765      2,063       1,267        177     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,501      4,990       3,859      1,805     --
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --         --     --
---------------------------------------------------------------------------------------------------------------------


A-6 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who purchased an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract.

We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.


Further, AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;


o beginning 2006, provisions in the Treasury Regulations on required minimum distributions will require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract; and


o the guaranteed minimum income benefit under baseBUILDER may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2006 to a fixed maturity option with a maturity date of February 15, 2015 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,846 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2010.





---------------------------------------------------------------------------------
                                                            Hypothetical Assumed
                                                             rate to maturity on
                                                              February 15, 2010
                                                          -----------------------
                                                               5.00%        9.00%
---------------------------------------------------------------------------------
 As of February 15, 2010 (before withdrawal)
---------------------------------------------------------------------------------
(1) Market adjusted amount                                 $144,048     $ 119,487
---------------------------------------------------------------------------------
(2) Fixed maturity amount                                  $131,080     $ 131,080
---------------------------------------------------------------------------------
(3) Market value adjustment:
  (1) - (2)                                                $ 12,968     $ (11,593)
---------------------------------------------------------------------------------
 On February 15, 2010 (after withdrawal)
---------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                      $  4,501     $  (4,851)
---------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,499     $  54,851
---------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                       $ 85,581     $  76,229
---------------------------------------------------------------------------------
(7) Maturity value                                         $120,032     $ 106,915
---------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                          $ 94,048     $  69,487
---------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.


C-1 Appendix III: Market value adjustment example

Appendix IV: Guaranteed minimum death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.


The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Alliance Quality Bond or EQ/Short Duration Bond options or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:





--------------------------------------------------------------------------------------
   End of                           5% Roll-Up to age 80      Annual ratchet to age 80
 contract                          guaranteed minimum          guaranteed minimum
   year         Account value       death benefit(1)              death benefit
--------------------------------------------------------------------------------------
     1           $105,000             $   105,000(1)              $  105,000(3)
--------------------------------------------------------------------------------------
     2           $115,500             $   110,250(2)              $  115,500(3)
--------------------------------------------------------------------------------------
     3           $129,360             $  115,763 (2)              $  129,360(3)
--------------------------------------------------------------------------------------
     4           $103,488             $   121,551(1)              $  129,360(4)
--------------------------------------------------------------------------------------
     5           $113,837             $  127,628 (1)              $  129,360(4)
--------------------------------------------------------------------------------------
     6           $127,497             $   134,010(1)              $  129,360(4)
--------------------------------------------------------------------------------------
     7           $127,497             $  140,710 (1)              $  129,360(4)
--------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.



5% ROLL-UP TO AGE 80*


(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the guaranteed minimum death benefit.


(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

----------

                       Appendix IV: Guaranteed minimum death benefit example D-1

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "the 5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.93)% and 3.07% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll-Up to age 80 guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.64% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


E-1 Appendix V: Hypothetical illustrations

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                            5% Roll-Up
                                                             to age 80                          Lifetime Annual
                                                            Guaranteed      Total Death Benefit    Guaranteed
                                                           Minimum Death      with Protection       Minimum
                    Account Value        Cash Value           Benefit             Plus(SM)         Income Benefit
        Contract ------------------- ------------------ ------------------- ------------------- ----------------
          Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------
  60        1     100,000  100,000   93,000     93,000  100,000   100,000   100,000   100,000     N/A      N/A
  61        2      96,561  102,549   90,561     96,549  105,000   105,000   107,000   107,000     N/A      N/A
  62        3      93,213  105,155   88,213    100,155  110,250   110,250   114,350   114,350     N/A      N/A
  63        4      89,954  107,819   85,954    103,819  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      86,779  110,542   83,779    107,542  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      83,685  113,325   81,685    111,325  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      80,669  116,169   79,669    115,169  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      77,726  119,073   77,726    119,073  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      74,855  122,040   74,855    122,040  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      72,051  125,070   72,051    125,070  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      58,933  141,183   58,933    141,183  197,993   197,993   237,190   237,190   13,860   13,860
  79       20      47,037  158,952   47,037    158,952  252,695   252,695   313,773   313,773   21,201   21,201
  84       25      36,396  178,840   36,396    178,840  265,330   265,330   331,462   331,462   26,560   26,560
  89       30      30,354  205,067   30,354    205,067  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      25,899  236,161   25,899    236,161  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      25,090  242,925   25,090    242,925  265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



                                      Appendix V: Hypothetical illustrations E-2

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 45 and Separate Account No. 49

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

.................................................................................

Please send me a combined Accumulator(R) SAI for Separate Account No. 45 and Separate Account No. 49 dated May 1, 2006.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City                          State       Zip








                                         x01182/Core '02, OR, '04 and '06 Series

Accumulator(R)

A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2006


Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R)?


Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please contact your financial professional and/or review your contract for state variations that may apply to you.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Evergreen International Bond
o AXA Conservative Allocation(1)         o EQ/Evergreen Omega
o AXA Conservative-Plus Allocation(1)    o EQ/FI Mid Cap
o AXA Moderate Allocation(1)             o EQ/FI Mid Cap Value
o AXA Moderate-Plus Allocation(1)        o EQ/GAMCO Mergers and Acquisitions
o AXA Premier VIP Aggressive Equity      o EQ/GAMCO Small Company Value
o AXA Premier VIP Core Bond              o EQ/International Growth
o AXA Premier VIP Health Care            o EQ/Janus Large Cap Growth
o AXA Premier VIP High Yield             o EQ/JPMorgan Core Bond
o AXA Premier VIP International Equity   o EQ/JPMorgan Value Opportunities
o AXA Premier VIP Large Cap Core         o EQ/Lazard Small Cap Value
  Equity                                 o EQ/Legg Mason Value Equity
o AXA Premier VIP Large Cap Growth       o EQ/Long Term Bond
o AXA Premier VIP Large Cap Value        o EQ/Lord Abbett Growth and Income
o AXA Premier VIP Mid Cap Growth         o EQ/Lord Abbett Large Cap Core
o AXA Premier VIP Mid Cap Value          o EQ/Lord Abbett Mid Cap Value
o AXA Premier VIP Technology             o EQ/Marsico Focus
o EQ/Alliance Common Stock               o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income          o EQ/Mercury International Value
o EQ/Alliance Intermediate Government    o EQ/MFS Emerging Growth Companies
  Securities                             o EQ/MFS Investors Trust
o EQ/Alliance International              o EQ/Money Market
o EQ/Alliance Large Cap Growth           o EQ/Montag & Caldwell Growth
o EQ/Alliance Quality Bond               o EQ/PIMCO Real Return
o EQ/Alliance Small Cap Growth           o EQ/Short Duration Bond
o EQ/Ariel Appreciation II               o EQ/Small Company Index
o EQ/Bear Stearns Small Company          o EQ/TCW Equity
  Growth                                 o EQ/UBS Growth and Income
o EQ/Bernstein Diversified Value         o EQ/Van Kampen Comstock
o EQ/Boston Advisors Equity Income       o EQ/Van Kampen Emerging Markets
o EQ/Calvert Socially Responsible          Equity
o EQ/Capital Guardian Growth             o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian International      o EQ/Wells Fargo Montgomery Small Cap
o EQ/Capital Guardian Research           o Laudus Rosenberg VIT Value Long/
o EQ/Capital Guardian U.S. Equity          Short Equity
o EQ/Caywood-Scholl High Yield Bond      o U.S. Real Estate -- Class II
o EQ/Equity 500 Index
--------------------------------------------------------------------------------



(1) The "AXA Allocation" portfolios.



You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of AXA Premier VIP Trust, EQ Advisors Trust, Laudus Variable Insurance Trust or The Universal Institutional Funds, Inc. (The "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


You may also allocate amounts to the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging, which are discussed later in this Prospectus.

TYPES OF CONTRACTS. Contracts were offered for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

  Two versions of the traditional IRA were offered: "Rollover IRA" and "Flexible Premium IRA." Two versions of the Roth IRA were offered: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA").


o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).


A contribution of at least $5,000 was required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. A contribution of $2,000 was required to purchase a Flexible Premium IRA or Flexible Premium Roth IRA contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2006, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                          X01173/Core '02 Series
                                                                          (R/15)

This contract is no longer available for new purchasers. This contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VI later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus
--------------------------------------------------------------------------------

ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
Accumulator(R) at a glance -- key features                                  10

--------------------------------------------------------------------------------
FEE TABLE                                                                   13
--------------------------------------------------------------------------------
Example                                                                     17
Condensed financial information                                             20

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           21
--------------------------------------------------------------------------------
How you can contribute to your contract                                     21
Owner and annuitant requirements                                            25
How you can make your contributions                                         25
What are your investment options under the contract?                        25
Portfolios of the Trusts                                                    26
Allocating your contributions                                               31
Your benefit base                                                           33
Annuity purchase factors                                                    33

Living Benefit option                                                       33

Guaranteed minimum death benefit                                            35
Inherited IRA beneficiary continuation contract                             36
Your right to cancel within a certain number of days                        37

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        38
--------------------------------------------------------------------------------
Your account value and cash value                                           38
Your contract's value in the variable investment options                    38
Your contract's value in the guaranteed interest option                     38
Your contract's value in the fixed maturity options                         38
Your contract's value in the account for special dollar
     cost averaging                                                         38

Insufficient account value                                                  38


---------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this Prospectus  3

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         39
--------------------------------------------------------------------------------
Transferring your account value                                             39
Disruptive transfer activity                                                39
Rebalancing your account value                                              40

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     41
--------------------------------------------------------------------------------
Withdrawing your account value                                              41
How withdrawals are taken from your account value                           42
How withdrawals affect your guaranteed minimum income benefit
  and guaranteed minimum death benefit                                      42
Loans under Rollover TSA contracts                                          43
Surrendering your contract to receive its cash value                        43
When to expect payments                                                     43
Your annuity payout options                                                 44

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     46
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          46
Charges that the Trusts deduct                                              48
Group or sponsored arrangements                                             49
Other distribution arrangements                                             49

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 50
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     50
How death benefit payment is made                                           51
Beneficiary continuation option                                             51

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          54
--------------------------------------------------------------------------------
Overview                                                                    54
Contracts that fund a retirement arrangement                                54
Transfers among investment options                                          54
Taxation of nonqualified annuities                                          54
Individual retirement arrangements (IRAs)                                   56
Tax-Sheltered Annuity contracts (TSAs)                                      65
Federal and state income tax withholding and
  information reporting                                                     69
Special rules for contracts funding qualified plans                         70
Impact of taxes to AXA Equitable                                            70

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         71
--------------------------------------------------------------------------------
About Separate Account No. 49                                               71
About the Trusts                                                            71
About our fixed maturity options                                            71
About the general account                                                   72
About other methods of payment                                              73
Dates and prices at which contract events occur                             73
About your voting rights                                                    74

About legal proceedings                                                     74

Financial statements                                                        74
Transfers of ownership, collateral assignments, loans
  and borrowing                                                             74
Distribution of the contracts                                               75

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          77
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Condensed financial information                                     A-1
II  -- Purchase considerations for QP contracts                            B-1
III -- Market value adjustment example                                     C-1
IV  -- Enhanced death benefit example                                      D-1
V   -- Hypothetical illustrations                                          E-1
VI  -- Contract variations                                                 F-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this Prospectus

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


Term                                                       Page in Prospectus
   6% Roll-Up to age 85 enhanced death benefit                             33
   account for special dollar cost averaging                               31
   account value                                                           38
   administrative charge                                                   46
   annual administrative charge                                            46
   Annual ratchet to age 85 enhanced death benefit                         33
   annuitant                                                               21
   annuitization                                                           44
   annuity maturity date                                                   45
   annuity payout options                                                  44
   annuity purchase factors                                                33
   automatic investment program                                            73
   beneficiary                                                             50
   Beneficiary continuation option ("BCO")                                 51
   benefit base                                                            33
   business day                                                            73
   cash value                                                              38
   charges for state premium and other applicable taxes                    48
   contract date                                                           11
   contract date anniversary                                               11
   contract year                                                           11
   contributions to traditional IRAs                                       57
      regular contributions                                                57
      rollovers and transfers                                              58
   disability, terminal illness or confinement to nursing home             47
   disruptive transfer activity                                            39
   Distribution charge                                                     46
   EQAccess                                                                 8
   ERISA                                                                   43
   Fixed-dollar option                                                     32
   fixed maturity options                                                  30
   Flexible Premium IRA                                                 cover
   Flexible Premium Roth IRA                                            cover
   free look                                                               37
   free withdrawal amount                                                  47
   general account                                                         72
   General dollar cost averaging                                           32
   guaranteed interest option                                              30
   guaranteed minimum death benefit                                        35
   guaranteed minimum death benefit charge                                 48
   guaranteed minimum income benefit                                       34
   IRA                                                                  cover
   IRS                                                                  cover
   Inherited IRA                                                        cover
   investment simplifier                                                   32
   investment options                                                   cover
   lifetime required minimum distribution withdrawals                      42
   Living Benefit option                                                   33
   Living Benefit charge                                                   48
   loan reserve account                                                    43
   loans under Rollover TSAs                                               43
   lump sum withdrawals                                                    41
   market adjusted amount                                                  30
   market value adjustment                                                 30
   market timing                                                           39
   maturity dates                                                          30
   maturity value                                                          30
   Mortality and expense risks charge                                      46
   NQ                                                                   cover
   participant                                                             25
   portfolio                                                            cover
   principal assurance allocation                                          31
   processing office                                                        8
   Protection Plus(SM)                                                     36
   Protection Plus(SM) charge                                              48
   QP                                                                   cover
   rate to maturity                                                        30
   Rebalancing                                                             40
   Rollover IRA                                                         cover
   Rollover TSA                                                         cover
   Roth Conversion IRA                                                  cover
   Roth IRA                                                             cover
   SAI                                                                  cover
   SEC                                                                  cover
   self-directed allocation                                                31
   Separate Account No. 49                                                 71
   special dollar cost averaging                                           31
   standard death benefit                                                  33
   substantially equal withdrawals                                         41
   Successor owner and annuitant                                           51
   systematic withdrawals                                                  41
   TOPS                                                                     8
   TSA                                                                  cover
   traditional IRA                                                      cover
   Trusts                                                                  71
   unit                                                                    38
   variable investment options                                             25
   wire transmittals and electronic applications                           73
   withdrawal charge                                                       46



                                               Index of key words and phrases  5

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  Living Benefit                Guaranteed Minimum Income Benefit
  Guaranteed Interest Option    Guaranteed Interest Account
--------------------------------------------------------------------------------


6 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  7

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
c/o JPMorgan Chase - Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive contract statements electronically;

o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only): and

o access Frequently Asked Questions and Service Forms (not available through
  TOPS)

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);


8  Who is AXA Equitable?

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;

(3) election of the automatic investment program;

(4) election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts;

(6) spousal consent for loans under Rollover TSA contracts;

(7) requests for withdrawals or surrenders from Rollover TSA contracts;

(8) tax withholding elections;

(9) election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13) exercise of the Guaranteed minimum income benefit; and

(14) death claims.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options;

(4) contract surrender and withdrawal requests;

(5) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(6) special dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3) rebalancing;

(4) special dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals; and

(7) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                        Who is AXA Equitable?  9

Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Professional investment      Accumulator's(R) variable investment options invest in different portfolios managed by professional
management                   investment management advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest         o Principal and interest guarantees.
option                      o Interest rates set periodically.
-----------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations           o  No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

                             o  No tax on transfers among investment options inside the contract.
                             -------------------------------------------------------------------------------------------------------
                             Annuity contracts that were purchased as an Individual Retirement Annuity (IRA) or Tax Sheltered
                             Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before you make any additional contributions to this contract, you should consider its features and benefits beyond tax deferral -- as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement -- to determine whether it meets your needs and goals. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
Living Benefit protection    The Living Benefit provides a guaranteed minimum income benefit. The guaranteed minimum income benefit provides income protection for you during the annuitant's life once you elect to annuitize the contract.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts

                               o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                       $100 monthly and $300 quarterly under our automatic investment program
                                                       (NQ contracts)
                                                       $50 (IRA contracts)
                                                       $1000 (Inherited IRA contracts)
                             -------------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts

                               o Additional minimum:   $50
                             -------------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Lump sum withdrawals

                             o Several withdrawal options on a periodic basis

                             o Loans under Rollover TSA contracts

                             o Contract surrender

                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------



10 Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options

                       o Variable Immediate Annuity payout options

                       o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features    o Guaranteed minimum death benefit options

                       o Dollar cost averaging

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually, and annually)

                       o Free transfers

                       o Waiver of withdrawal charge for disability, terminal ilness, or confinement to a nursing home

                       o Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges       o Daily charges on amounts invested in variable investment options for mortality and  expense risks, administrative charges and distribution charges at an  annual rate of 1.20%.

                       o The charges for the guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

                       o Annual 0.60% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

                       o If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value, on the contract date anniversary, is $50,000 or more, we will not deduct the charge.

                       o An annual charge of 0.35% of the account value for the Protection Plus(SM) optional death benefit.

                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value at the beginning of each contract year to calculate the 15% amount available. There is no withdrawal charge in the eighth and later contract years following a contribution. Certain other exemptions apply.
                         -----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we received the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date appears in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                       -------------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee Table" later in this Prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   NQ: 0-85
                       Rollover IRA, Roth Conversion
                       IRA, Flexible Premium Roth IRA
                       and Rollover TSA: 20-85
                       Flexible Premium IRA: 20-70
                       Inherited IRA: 0-70
                       QP: 20-75



                                   Accumulator(R) at a glance -- key features 11

The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.


12 Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)               7.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                            $350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underly-ing trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risks                                                       0.75%
Administrative                                                                    0.25%
Distribution                                                                      0.20%
                                                                                  ----
Total annual expenses                                                             1.20%
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge
   If your account value on a contract date anniversary is less than
   $50,000(2)                                                                     $ 30
   If your account value on a contract date anniversary is $50,000
   or more                                                                        $  0
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect the optional benefit
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary for which the benefit is in effect).
   Standard death benefit                                                         0.00%
   Annual Ratchet to age 85                                                       0.30% of the Annual Ratchet to age 85
                                                                                  benefit base
   6% Roll-Up at age 85                                                           0.45% of the 6% Roll-Up to age 85 benefit base
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85                    0.60% of the greater of the 6% Roll-Up to age 85
                                                                                  benefit base or the Annual Ratchet to age 85
                                                                                  benefit base, as applicable
------------------------------------------------------------------------------------------------------------------------------------
Living Benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary for
which the benefit is in effect)                                                   0.60%
------------------------------------------------------------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniver-
sary for which the benefit is in effect)                                          0.35%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 13

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  -----      -------
other expenses)(3)                                                                 0.63%      8.01%



This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.


------------------------------------------------------------------------------------
                                                   Manage-
                                                    ment     12b-1       Other
 Portfolio Name                                    Fees(4)   Fees(5)   Expenses(6)
------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     0.19%
AXA Conservative Allocation                      0.10%      0.25%     0.22%
AXA Conservative-Plus Allocation                 0.10%      0.25%     0.19%
AXA Moderate Allocation                          0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation                     0.10%      0.25%     0.17%
AXA Premier VIP Aggressive Equity                0.60%      0.25%     0.20%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.18%
AXA Premier VIP Health Care                      1.20%      0.25%     0.28%
AXA Premier VIP High Yield                       0.58%      0.25%     0.18%
AXA Premier VIP International Equity             1.05%      0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%      0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%      0.25%     0.19%
AXA Premier VIP Technology                       1.20%      0.25%     0.22%
------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%      0.25%     0.13%
EQ/Alliance Growth and Income                    0.56%      0.25%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%      0.25%     0.14%
EQ/Alliance International                        0.72%      0.25%     0.21%
EQ/Alliance Large Cap Growth                     0.90%      0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%      0.25%     0.13%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.13%
EQ/Ariel Appreciation II                         0.75%      0.25%     7.01%
EQ/Bear Stearns Small Company Growth             1.00%      0.25%     0.20%
EQ/Bernstein Diversified Value                   0.61%      0.25%     0.13%
EQ/Boston Advisors Equity Income                 0.75%      0.25%     0.16%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.27%
EQ/Capital Guardian Growth                       0.65%      0.25%     0.17%
EQ/Capital Guardian International                0.85%      0.25%     0.23%
EQ/Capital Guardian Research                     0.65%      0.25%     0.13%
EQ/Capital Guardian U.S. Equity                  0.65%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%      0.25%     0.24%
EQ/Equity 500 Index                              0.25%      0.25%     0.13%
EQ/Evergreen International Bond                  0.70%      0.25%     6.36%
EQ/Evergreen Omega                               0.65%      0.25%     0.18%
EQ/FI Mid Cap                                    0.69%      0.25%     0.14%
EQ/FI Mid Cap Value                              0.73%      0.25%     0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%      0.25%     0.66%
EQ/GAMCO Small Company Value                     0.79%      0.25%     0.14%
EQ/International Growth                          0.85%      0.25%     0.29%
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                                    Total                  Net Total
                                                                  Annual      Fee Waiv-     Annual
                                                   Underlying    Expenses    ers and/or    Expenses
                                                   Portfolio      Before       Expense       After
                                                    Fees and      Expense    Reimburse-     Expense
 Portfolio Name                                   Expenses(7)   Limitation    ments(8)    Limitations
------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.91%         1.45%        (0.19)%      1.26%
AXA Conservative Allocation                      0.58%         1.15%        (0.22)%      0.93%
AXA Conservative-Plus Allocation                 0.64%         1.18%        (0.19)%      0.99%
AXA Moderate Allocation                          0.71%         1.23%        (0.17)%      1.06%
AXA Moderate-Plus Allocation                     0.84%         1.36%        (0.17)%      1.19%
AXA Premier VIP Aggressive Equity                  --          1.05%           --        1.05%
AXA Premier VIP Core Bond                          --          1.03%        (0.08)%      0.95%
AXA Premier VIP Health Care                        --          1.73%         0.00%       1.73%
AXA Premier VIP High Yield                         --          1.01%           --        1.01%
AXA Premier VIP International Equity               --          1.58%         0.00%       1.58%
AXA Premier VIP Large Cap Core Equity              --          1.40%        (0.05)%      1.35%
AXA Premier VIP Large Cap Growth                   --          1.38%        (0.03)%      1.35%
AXA Premier VIP Large Cap Value                    --          1.37%        (0.02)%      1.35%
AXA Premier VIP Mid Cap Growth                     --          1.60%         0.00%       1.60%
AXA Premier VIP Mid Cap Value                      --          1.54%         0.00%       1.54%
AXA Premier VIP Technology                         --          1.67%         0.00%       1.67%
------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.85%           --        0.85%
EQ/Alliance Growth and Income                      --          0.94%           --        0.94%
EQ/Alliance Intermediate Government Securities     --          0.89%           --        0.89%
EQ/Alliance International                          --          1.18%        (0.08)%      1.10%
EQ/Alliance Large Cap Growth                       --          1.28%        (0.23)%      1.05%
EQ/Alliance Quality Bond                           --          0.88%           --        0.88%
EQ/Alliance Small Cap Growth                       --          1.13%           --        1.13%
EQ/Ariel Appreciation II                           --          8.01%        (6.86)%      1.15%
EQ/Bear Stearns Small Company Growth               --          1.45%        (0.15)%      1.30%
EQ/Bernstein Diversified Value                     --          0.99%        (0.04)%      0.95%
EQ/Boston Advisors Equity Income                   --          1.16%        (0.11)%      1.05%
EQ/Calvert Socially Responsible                    --          1.17%        (0.12)%      1.05%
EQ/Capital Guardian Growth                         --          1.07%        (0.12)%      0.95%
EQ/Capital Guardian International                  --          1.33%        (0.13)%      1.20%
EQ/Capital Guardian Research                       --          1.03%        (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity                    --          1.03%        (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond                  --          1.09%        (0.09)%      1.00%
EQ/Equity 500 Index                                --          0.63%           --        0.63%
EQ/Evergreen International Bond                    --          7.31%        (6.16)%      1.15%
EQ/Evergreen Omega                                 --          1.08%         0.00%       1.08%
EQ/FI Mid Cap                                      --          1.08%        (0.08)%      1.00%
EQ/FI Mid Cap Value                                --          1.12%        (0.02)%      1.10%
EQ/GAMCO Mergers and Acquisitions                  --          1.81%        (0.36)%      1.45%
EQ/GAMCO Small Company Value                       --          1.18%         0.00%       1.18%
EQ/International Growth                            --          1.39%         0.00%       1.39%
------------------------------------------------------------------------------------------------------


14 Fee table

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Total                  Net Total
                                                                                                Annual      Fee Waiv-     Annual
                                                                                 Underlying    Expenses    ers and/or    Expenses
                                              Manage-                            Portfolio      Before       Expense       After
                                               ment       12b-1       Other       Fees and      Expense    Reimburse-     Expense
 Portfolio Name                               Fees(4)   Fees(5)   Expenses(6)   Expenses(7)   Limitation    ments(8)    Limitations
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                     0.90%      0.25%     0.15%         --            1.30%        (0.15)%      1.15%
EQ/JPMorgan Core Bond                         0.44%      0.25%     0.13%         --            0.82%         0.00%       0.82%
EQ/JPMorgan Value Opportunities               0.60%      0.25%     0.15%         --            1.00%        (0.05)%      0.95%
EQ/Lazard Small Cap Value                     0.73%      0.25%     0.14%         --            1.12%        (0.02)%      1.10%
EQ/Legg Mason Value Equity                    0.65%      0.25%     3.07%         --            3.97%        (2.97)%      1.00%
EQ/Long Term Bond                             0.50%      0.25%     0.18%         --            0.93%         0.00%       0.93%
EQ/Lord Abbett Growth and Income              0.65%      0.25%     0.93%         --            1.83%        (0.83)%      1.00%
EQ/Lord Abbett Large Cap Core                 0.65%      0.25%     1.32%         --            2.22%        (1.22)%      1.00%
EQ/Lord Abbett Mid Cap Value                  0.70%      0.25%     0.40%         --            1.35%        (0.30)%      1.05%
EQ/Marsico Focus                              0.87%      0.25%     0.13%         --            1.25%        (0.10)%      1.15%
EQ/Mercury Basic Value Equity                 0.57%      0.25%     0.13%         --            0.95%         0.00%       0.95%
EQ/Mercury International Value                0.85%      0.25%     0.23%         --            1.33%        (0.08)%      1.25%
EQ/MFS Emerging Growth Companies              0.65%      0.25%     0.14%         --            1.04%           --        1.04%
EQ/MFS Investors Trust                        0.60%      0.25%     0.18%         --            1.03%        (0.08)%      0.95%
EQ/Money Market                               0.34%      0.25%     0.13%         --            0.72%           --        0.72%
EQ/Montag & Caldwell Growth                   0.75%      0.25%     0.16%         --            1.16%        (0.01)%      1.15%
EQ/PIMCO Real Return                          0.55%      0.25%     0.24%         --            1.04%        (0.14)%      0.90%
EQ/Short Duration Bond                        0.44%      0.25%     0.14%         --            0.83%         0.00%       0.83%
EQ/Small Company Index                        0.25%      0.25%     0.16%         --            0.66%         0.00%       0.66%
EQ/TCW Equity                                 0.80%      0.25%     0.16%         --            1.21%        (0.06)%      1.15%
EQ/UBS Growth and Income                      0.75%      0.25%     0.19%         --            1.19%        (0.14)%      1.05%
EQ/Van Kampen Comstock                        0.65%      0.25%     0.39%         --            1.29%        (0.29)%      1.00%
EQ/Van Kampen Emerging Markets Equity         1.15%      0.25%     0.48%         --            1.88%        (0.08)%      1.80%
EQ/Van Kampen Mid Cap Growth                  0.70%      0.25%     0.83%         --            1.78%        (0.73)%      1.05%
EQ/Wells Fargo Montgomery Small Cap           0.85%      0.25%     2.28%         --            3.38%        (2.08)%      1.30%
------------------------------------------------------------------------------------------------------------------------------------
 Laudus Variable Insurance Trust:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity  1.50%      0.25%     1.48%         --            3.23%        (0.02)%      3.21%
------------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                   0.75%      0.35%     0.28%         --            1.38%        (0.10)%      1.28%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in         Contract
   which you make the withdrawal or surrender your contract. For each contribution,      Year
   we consider the contract year in which we receive that contribution to be "contract   1..................................  7.00%
   year 1")                                                                              2 .................................  7.00%
                                                                                         3 .................................  6.00%
                                                                                         4 .................................  6.00%
                                                                                         5 .................................  5.00%
                                                                                         6 .................................  3.00%
                                                                                         7 .................................  1.00%
                                                                                         8+.................................  0.00%

(2) During the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge is $30 for each contract year.


(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.


(4) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(6) Other expenses shown are those incurred in 2005. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreements information.

(7) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A"--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclu-



                                                                    Fee table 15
      sive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio has voluntarily agreed to reimburse expenses in excess of specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:





--------------------------------------------------------------------------------
 Portfolio Name
--------------------------------------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.98%
   AXA Premier VIP Health Care             1.71%
   AXA Premier VIP International Equity    1.54%
   AXA Premier VIP Large Cap Core Equity   1.33%
   AXA Premier VIP Large Cap Growth        1.33%
   AXA Premier VIP Large Cap Value         1.29%
   AXA Premier VIP Mid Cap Growth          1.55%
   AXA Premier VIP Mid Cap Value           1.49%
   AXA Premier VIP Technology              1.61%
   EQ/Alliance Common Stock                0.83%
   EQ/Alliance Growth and Income           0.91%
   EQ/Alliance International               1.09%
   EQ/Alliance Large Cap Growth            1.02%
   EQ/Alliance Small Cap Growth            1.09%
   EQ/Bernstein Diversified Value          0.88%
   EQ/Boston Advisors Equity Income        1.04%
   EQ/Calvert Socially Responsible         1.03%
   EQ/Capital Guardian Growth              0.94%
   EQ/Capital Guardian International       1.18%
   EQ/Capital Guardian Research            0.94%
   EQ/Capital Guardian U.S. Equity         0.94%
   EQ/Evergreen Omega                      0.88%
   EQ/FI Mid Cap                           0.95%
   EQ/FI Mid Cap Value                     1.08%
   EQ/GAMCO Mergers and Acquisitions       1.38%
   EQ/GAMCO Small Company Value            1.17%
   EQ/International Growth                 1.22%
   EQ/Janus Large Cap Growth               1.14%
   EQ/Lazard Small Cap Value               1.01%
   EQ/Legg Mason Value Equity              0.99%
   EQ/Lord Abbett Growth and Income        0.97%
   EQ/Lord Abbett Large Cap Core           0.99%
   EQ/Lord Abbett Mid Cap Value            1.01%
   EQ/Marsico Focus                        1.14%
   EQ/Mercury Basic Value Equity           0.93%
   EQ/MFS Emerging Growth Companies        1.01%
   EQ/MFS Investors Trust                  0.94%
   EQ/Montag & Caldwell Growth             1.12%
   EQ/UBS Growth and Income                1.04%
   EQ/Van Kampen Comstock                  0.99%
   EQ/Van Kampen Emerging Markets Equity   1.78%
   EQ/Van Kampen Mid Cap Growth            1.02%
   EQ/Wells Fargo Montgomery Small Cap     1.12%




16 Fee table

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up or the Annual Ratchet to age 85 and Protection Plus(SM) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2005, which results in an estimated administrative charge of .014% of contract value.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 17

-------------------------------------------------------------------------------------------------------------
                                                      If you surrender your contract at the end of the
                                                                   applicable time period
-------------------------------------------------------------------------------------------------------------
 Portfolio Name                                       1 year        3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,144.00     $ 1,959.00     $ 2,815.00     $ 4,892.00
AXA Conservative Allocation                      $ 1,112.00     $ 1,867.00     $ 2,665.00     $ 4,615.00
AXA Conservative-Plus Allocation                 $ 1,115.00     $ 1,876.00     $ 2,680.00     $ 4,643.00
AXA Moderate Allocation                          $ 1,121.00     $ 1,892.00     $ 2,705.00     $ 4,690.00
AXA Moderate-Plus Allocation                     $ 1,134.00     $ 1,932.00     $ 2,770.00     $ 4,810.00
AXA Premier VIP Aggressive Equity                $ 1,102.00     $ 1,836.00     $ 2,615.00     $ 4,521.00
AXA Premier VIP Core Bond                        $ 1,100.00     $ 1,830.00     $ 2,605.00     $ 4,502.00
AXA Premier VIP Health Care                      $ 1,173.00     $ 2,045.00     $ 2,953.00     $ 5,142.00
AXA Premier VIP High Yield                       $ 1,097.00     $ 1,824.00     $ 2,594.00     $ 4,483.00
AXA Premier VIP International Equity             $ 1,157.00     $ 1,999.00     $ 2,879.00     $ 5,009.00
AXA Premier VIP Large Cap Core Equity            $ 1,138.00     $ 1,944.00     $ 2,790.00     $ 4,846.00
AXA Premier VIP Large Cap Growth                 $ 1,136.00     $ 1,938.00     $ 2,780.00     $ 4,828.00
AXA Premier VIP Large Cap Value                  $ 1,135.00     $ 1,935.00     $ 2,775.00     $ 4,819.00
AXA Premier VIP Mid Cap Growth                   $ 1,159.00     $ 2,005.00     $ 2,889.00     $ 5,027.00
AXA Premier VIP Mid Cap Value                    $ 1,153.00     $ 1,987.00     $ 2,859.00     $ 4,973.00
AXA Premier VIP Technology                       $ 1,167.00     $ 2,027.00     $ 2,923.00     $ 5,089.00
-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,080.00     $ 1,773.00     $ 2,512.00     $ 4,327.00
EQ/Alliance Growth and Income                    $ 1,090.00     $ 1,801.00     $ 2,557.00     $ 4,413.00
EQ/Alliance Intermediate Government Securities   $ 1,085.00     $ 1,786.00     $ 2,532.00     $ 4,365.00
EQ/Alliance International                        $ 1,115.00     $ 1,875.00     $ 2,679.00     $ 4,640.00
EQ/Alliance Large Cap Growth                     $ 1,125.00     $ 1,906.00     $ 2,729.00     $ 4,733.00
EQ/Alliance Quality Bond                         $ 1,083.00     $ 1,783.00     $ 2,527.00     $ 4,356.00
EQ/Alliance Small Cap Growth                     $ 1,110.00     $ 1,860.00     $ 2,653.00     $ 4,594.00
EQ/Ariel Appreciation II                         $ 1,832.00     $ 3,831.00     $ 5,630.00     $ 9,126.00
EQ/Bear Stearns Small Company Growth             $ 1,143.00     $ 1,958.00     $ 2,813.00     $ 4,889.00
EQ/Bernstein Diversified Value                   $ 1,095.00     $ 1,817.00     $ 2,583.00     $ 4,461.00
EQ/Boston Advisors Equity Income                 $ 1,113.00     $ 1,869.00     $ 2,669.00     $ 4,622.00
EQ/Calvert Socially Responsible                  $ 1,114.00     $ 1,872.00     $ 2,674.00     $ 4,631.00
EQ/Capital Guardian Growth                       $ 1,103.00     $ 1,841.00     $ 2,623.00     $ 4,537.00
EQ/Capital Guardian International                $ 1,131.00     $ 1,922.00     $ 2,754.00     $ 4,780.00
EQ/Capital Guardian Research                     $ 1,099.00     $ 1,829.00     $ 2,603.00     $ 4,499.00
EQ/Capital Guardian U.S. Equity                  $ 1,099.00     $ 1,829.00     $ 2,603.00     $ 4,499.00
EQ/Caywood-Scholl High Yield Bond                $ 1,106.00     $ 1,848.00     $ 2,633.00     $ 4,556.00
EQ/Equity 500 Index                              $ 1,057.00     $ 1,705.00     $ 2,399.00     $ 4,111.00
EQ/Evergreen International                       $ 1,759.00     $ 3,644.00     $ 5,368.00     $ 8,811.00
EQ/Evergreen Omega                               $ 1,104.00     $ 1,845.00     $ 2,628.00     $ 4,546.00
EQ/FI Mid Cap                                    $ 1,104.00     $ 1,845.00     $ 2,628.00     $ 4,546.00
EQ/FI Mid Cap Value                              $ 1,109.00     $ 1,857.00     $ 2,648.00     $ 4,584.00
EQ/GAMCO Mergers and Acquisitions                $ 1,181.00     $ 2,068.00     $ 2,991.00     $ 5,210.00
EQ/GAMCO Small Company Value                     $ 1,115.00     $ 1,875.00     $ 2,679.00     $ 4,640.00
EQ/International Growth                          $ 1,137.00     $ 1,940.00     $ 2,784.00     $ 4,835.00
-------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                            If you annuitize at the end of the
                                                                  applicable time period
-----------------------------------------------------------------------------------------------------------
 Portfolio Name                                      1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   794.00   $ 1,709.00     $ 2,665.00     $ 5,242.00
AXA Conservative Allocation                      $   762.00   $ 1,617.00     $ 2,515.00     $ 4,965.00
AXA Conservative-Plus Allocation                 $   765.00   $ 1,626.00     $ 2,530.00     $ 4,993.00
AXA Moderate Allocation                          $   771.00   $ 1,642.00     $ 2,555.00     $ 5,040.00
AXA Moderate-Plus Allocation                     $   784.00   $ 1,682.00     $ 2,620.00     $ 5,160.00
AXA Premier VIP Aggressive Equity                $   752.00   $ 1,586.00     $ 2,465.00     $ 4,871.00
AXA Premier VIP Core Bond                        $   750.00   $ 1,580.00     $ 2,455.00     $ 4,852.00
AXA Premier VIP Health Care                      $   823.00   $ 1,795.00     $ 2,803.00     $ 5,492.00
AXA Premier VIP High Yield                       $   747.00   $ 1,574.00     $ 2,444.00     $ 4,833.00
AXA Premier VIP International Equity             $   807.00   $ 1,749.00     $ 2,729.00     $ 5,359.00
AXA Premier VIP Large Cap Core Equity            $   788.00   $ 1,694.00     $ 2,640.00     $ 5,196.00
AXA Premier VIP Large Cap Growth                 $   786.00   $ 1,688.00     $ 2,630.00     $ 5,178.00
AXA Premier VIP Large Cap Value                  $   785.00   $ 1,685.00     $ 2,625.00     $ 5,169.00
AXA Premier VIP Mid Cap Growth                   $   809.00   $ 1,755.00     $ 2,739.00     $ 5,377.00
AXA Premier VIP Mid Cap Value                    $   803.00   $ 1,737.00     $ 2,709.00     $ 5,323.00
AXA Premier VIP Technology                       $   817.00   $ 1,777.00     $ 2,773.00     $ 5,439.00
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   730.00   $ 1,523.00     $ 2,362.00     $ 4,677.00
EQ/Alliance Growth and Income                    $   740.00   $ 1,551.00     $ 2,407.00     $ 4,763.00
EQ/Alliance Intermediate Government Securities   $   735.00   $ 1,536.00     $ 2,382.00     $ 4,715.00
EQ/Alliance International                        $   765.00   $ 1,625.00     $ 2,529.00     $ 4,990.00
EQ/Alliance Large Cap Growth                     $   775.00   $ 1,656.00     $ 2,579.00     $ 5,083.00
EQ/Alliance Quality Bond                         $   733.00   $ 1,533.00     $ 2,377.00     $ 4,706.00
EQ/Alliance Small Cap Growth                     $   760.00   $ 1,610.00     $ 2,503.00     $ 4,944.00
EQ/Ariel Appreciation II                         $ 1,482.00   $ 3,581.00     $ 5,480.00     $ 9,476.00
EQ/Bear Stearns Small Company Growth             $   793.00   $ 1,708.00     $ 2,663.00     $ 5,239.00
EQ/Bernstein Diversified Value                   $   745.00   $ 1,567.00     $ 2,433.00     $ 4,811.00
EQ/Boston Advisors Equity Income                 $   763.00   $ 1,619.00     $ 2,519.00     $ 4,972.00
EQ/Calvert Socially Responsible                  $   764.00   $ 1,622.00     $ 2,524.00     $ 4,981.00
EQ/Capital Guardian Growth                       $   753.00   $ 1,591.00     $ 2,473.00     $ 4,887.00
EQ/Capital Guardian International                $   781.00   $ 1,672.00     $ 2,604.00     $ 5,130.00
EQ/Capital Guardian Research                     $   749.00   $ 1,579.00     $ 2,453.00     $ 4,849.00
EQ/Capital Guardian U.S. Equity                  $   749.00   $ 1,579.00     $ 2,453.00     $ 4,849.00
EQ/Caywood-Scholl High Yield Bond                $   756.00   $ 1,598.00     $ 2,483.00     $ 4,906.00
EQ/Equity 500 Index                              $   707.00   $ 1,455.00     $ 2,249.00     $ 4,461.00
EQ/Evergreen International                       $ 1,409.00   $ 3,394.00     $ 5,218.00     $ 9,161.00
EQ/Evergreen Omega                               $   754.00   $ 1,595.00     $ 2,478.00     $ 4,896.00
EQ/FI Mid Cap                                    $   754.00   $ 1,595.00     $ 2,478.00     $ 4,896.00
EQ/FI Mid Cap Value                              $   759.00   $ 1,607.00     $ 2,498.00     $ 4,934.00
EQ/GAMCO Mergers and Acquisitions                $   831.00   $ 1,818.00     $ 2,841.00     $ 5,560.00
EQ/GAMCO Small Company Value                     $   765.00   $ 1,625.00     $ 2,529.00     $ 4,990.00
EQ/International Growth                          $   787.00   $ 1,690.00     $ 2,634.00     $ 5,185.00
-----------------------------------------------------------------------------------------------------------


                                                  If you do not surrender your contract at the end of the
                                                               applicable time period
-----------------------------------------------------------------------------------------------------------------
 Portfolio Name                                      1 year         3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   444.00     $ 1,359.00     $ 2,315.00     $ 4,892.00
AXA Conservative Allocation                      $   412.00     $ 1,267.00     $ 2,165.00     $ 4,615.00
AXA Conservative-Plus Allocation                 $   415.00     $ 1,276.00     $ 2,180.00     $ 4,643.00
AXA Moderate Allocation                          $   421.00     $ 1,292.00     $ 2,205.00     $ 4,690.00
AXA Moderate-Plus Allocation                     $   434.00     $ 1,332.00     $ 2,270.00     $ 4,810.00
AXA Premier VIP Aggressive Equity                $   402.00     $ 1,236.00     $ 2,115.00     $ 4,521.00
AXA Premier VIP Core Bond                        $   400.00     $ 1,230.00     $ 2,105.00     $ 4,502.00
AXA Premier VIP Health Care                      $   473.00     $ 1,445.00     $ 2,453.00     $ 5,142.00
AXA Premier VIP High Yield                       $   397.00     $ 1,224.00     $ 2,094.00     $ 4,483.00
AXA Premier VIP International Equity             $   457.00     $ 1,399.00     $ 2,379.00     $ 5,009.00
AXA Premier VIP Large Cap Core Equity            $   438.00     $ 1,344.00     $ 2,290.00     $ 4,846.00
AXA Premier VIP Large Cap Growth                 $   436.00     $ 1,338.00     $ 2,280.00     $ 4,828.00
AXA Premier VIP Large Cap Value                  $   435.00     $ 1,335.00     $ 2,275.00     $ 4,819.00
AXA Premier VIP Mid Cap Growth                   $   459.00     $ 1,405.00     $ 2,389.00     $ 5,027.00
AXA Premier VIP Mid Cap Value                    $   453.00     $ 1,387.00     $ 2,359.00     $ 4,973.00
AXA Premier VIP Technology                       $   467.00     $ 1,427.00     $ 2,423.00     $ 5,089.00
-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   380.00     $ 1,173.00     $ 2,012.00     $ 4,327.00
EQ/Alliance Growth and Income                    $   390.00     $ 1,201.00     $ 2,057.00     $ 4,413.00
EQ/Alliance Intermediate Government Securities   $   385.00     $ 1,186.00     $ 2,032.00     $ 4,365.00
EQ/Alliance International                        $   415.00     $ 1,275.00     $ 2,179.00     $ 4,640.00
EQ/Alliance Large Cap Growth                     $   425.00     $ 1,306.00     $ 2,229.00     $ 4,733.00
EQ/Alliance Quality Bond                         $   383.00     $ 1,183.00     $ 2,027.00     $ 4,356.00
EQ/Alliance Small Cap Growth                     $   410.00     $ 1,260.00     $ 2,153.00     $ 4,594.00
EQ/Ariel Appreciation II                         $ 1,132.00     $ 3,231.00     $ 5,130.00     $ 9,126.00
EQ/Bear Stearns Small Company Growth             $   443.00     $ 1,358.00     $ 2,313.00     $ 4,889.00
EQ/Bernstein Diversified Value                   $   395.00     $ 1,217.00     $ 2,083.00     $ 4,461.00
EQ/Boston Advisors Equity Income                 $   413.00     $ 1,269.00     $ 2,169.00     $ 4,622.00
EQ/Calvert Socially Responsible                  $   414.00     $ 1,272.00     $ 2,174.00     $ 4,631.00
EQ/Capital Guardian Growth                       $   403.00     $ 1,241.00     $ 2,123.00     $ 4,537.00
EQ/Capital Guardian International                $   431.00     $ 1,322.00     $ 2,254.00     $ 4,780.00
EQ/Capital Guardian Research                     $   399.00     $ 1,229.00     $ 2,103.00     $ 4,499.00
EQ/Capital Guardian U.S. Equity                  $   399.00     $ 1,229.00     $ 2,103.00     $ 4,499.00
EQ/Caywood-Scholl High Yield Bond                $   406.00     $ 1,248.00     $ 2,133.00     $ 4,556.00
EQ/Equity 500 Index                              $   357.00     $ 1,105.00     $ 1,899.00     $ 4,111.00
EQ/Evergreen International                       $ 1,059.00     $ 3,044.00     $ 4,868.00     $ 8,811.00
EQ/Evergreen Omega                               $   404.00     $ 1,245.00     $ 2,128.00     $ 4,546.00
EQ/FI Mid Cap                                    $   404.00     $ 1,245.00     $ 2,128.00     $ 4,546.00
EQ/FI Mid Cap Value                              $   409.00     $ 1,257.00     $ 2,148.00     $ 4,584.00
EQ/GAMCO Mergers and Acquisitions                $   481.00     $ 1,468.00     $ 2,491.00     $ 5,210.00
EQ/GAMCO Small Company Value                     $   415.00     $ 1,275.00     $ 2,179.00     $ 4,640.00
EQ/International Growth                          $   437.00     $ 1,340.00     $ 2,284.00     $ 4,835.00
-----------------------------------------------------------------------------------------------------------------


18 Fee table

-----------------------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end of the
                                                                  applicable time period
-----------------------------------------------------------------------------------------------------------------
 Portfolio Name                                      1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                       $ 1,128.00     $ 1,912.00     $ 2,739.00     $ 4,752.00
EQ/JPMorgan Core Bond                           $ 1,077.00     $ 1,764.00     $ 2,496.00     $ 4,298.00
EQ/JPMorgan Value Opportunities                 $ 1,096.00     $ 1,820.00     $ 2,588.00     $ 4,471.00
EQ/Lazard Small Cap Value                       $ 1,109.00     $ 1,857.00     $ 2,648.00     $ 4,584.00
EQ/Legg Mason Value Equity                      $ 1,408.00     $ 2,710.00     $ 3,996.00     $ 6,893.00
EQ/Long Term Bond                               $ 1,089.00     $ 1,798.00     $ 2,552.00     $ 4,404.00
EQ/Lord Abbett Growth and Income                $ 1,183.00     $ 2,075.00     $ 3,000.00     $ 5,227.00
EQ/Lord Abbett Large Cap Core                   $ 1,224.00     $ 2,193.00     $ 3,189.00     $ 5,561.00
EQ/Lord Abbett Mid Cap Value                    $ 1,133.00     $ 1,928.00     $ 2,764.00     $ 4,798.00
EQ/Marsico Focus                                $ 1,122.00     $ 1,897.00     $ 2,714.00     $ 4,706.00
EQ/Mercury Basic Value Equity                   $ 1,091.00     $ 1,804.00     $ 2,563.00     $ 4,423.00
EQ/Mercury International Value                  $ 1,131.00     $ 1,922.00     $ 2,754.00     $ 4,780.00
EQ/MFS Emerging Growth Companies                $ 1,100.00     $ 1,832.00     $ 2,608.00     $ 4,509.00
EQ/MFS Investors Trust                          $ 1,099.00     $ 1,829.00     $ 2,603.00     $ 4,499.00
EQ/Money Market                                 $ 1,067.00     $ 1,733.00     $ 2,445.00     $ 4,200.00
EQ/Montag & Caldwell Growth                     $ 1,113.00     $ 1,869.00     $ 2,669.00     $ 4,622.00
EQ/PIMCO Real Return                            $ 1,100.00     $ 1,832.00     $ 2,608.00     $ 4,509.00
EQ/Short Duration Bond                          $ 1,078.00     $ 1,767.00     $ 2,501.00     $ 4,307.00
EQ/Small Company Index                          $ 1,060.00     $ 1,714.00     $ 2,414.00     $ 4,141.00
EQ/TCW Equity                                   $ 1,118.00     $ 1,885.00     $ 2,694.00     $ 4,668.00
EQ/UBS Growth and Income                        $ 1,116.00     $ 1,879.00     $ 2,684.00     $ 4,650.00
EQ/Van Kampen Comstock                          $ 1,127.00     $ 1,909.00     $ 2,734.00     $ 4,743.00
EQ/Van Kampen Emerging Markets Equity           $ 1,188.00     $ 2,090.00     $ 3,025.00     $ 5,271.00
EQ/Van Kampen Mid Cap Growth                    $ 1,178.00     $ 2,059.00     $ 2,976.00     $ 5,184.00
EQ/Wells Fargo Montgomery Small Cap             $ 1,346.00     $ 2,538.00     $ 3,731.00     $ 6,472.00
-----------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    $ 1,670.00     $ 3,414.00     $ 5,040.00     $ 8,393.00
-----------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                     $ 1,281.00     $ 2,355.00     $ 3,446.00     $ 6,002.00
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                         If you annuitize at the end of the
                                                               applicable time period
--------------------------------------------------------------------------------------------------------
 Portfolio Name                                   1 year       3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                     $   778.00   $ 1,662.00     $ 2,589.00     $ 5,102.00
EQ/JPMorgan Core Bond                         $   727.00   $ 1,514.00     $ 2,346.00     $ 4,648.00
EQ/JPMorgan Value Opportunities               $   746.00   $ 1,570.00     $ 2,438.00     $ 4,821.00
EQ/Lazard Small Cap Value                     $   759.00   $ 1,607.00     $ 2,498.00     $ 4,934.00
EQ/Legg Mason Value Equity                    $ 1,058.00   $ 2,460.00     $ 3,846.00     $ 7,243.00
EQ/Long Term Bond                             $   739.00   $ 1,548.00     $ 2,402.00     $ 4,754.00
EQ/Lord Abbett Growth and Income              $   833.00   $ 1,825.00     $ 2,850.00     $ 5,577.00
EQ/Lord Abbett Large Cap Core                 $   874.00   $ 1,943.00     $ 3,039.00     $ 5,911.00
EQ/Lord Abbett Mid Cap Value                  $   783.00   $ 1,678.00     $ 2,614.00     $ 5,148.00
EQ/Marsico Focus                              $   772.00   $ 1,647.00     $ 2,564.00     $ 5,056.00
EQ/Mercury Basic Value Equity                 $   741.00   $ 1,554.00     $ 2,413.00     $ 4,773.00
EQ/Mercury International Value                $   781.00   $ 1,672.00     $ 2,604.00     $ 5,130.00
EQ/MFS Emerging Growth Companies              $   750.00   $ 1,582.00     $ 2,458.00     $ 4,859.00
EQ/MFS Investors Trust                        $   749.00   $ 1,579.00     $ 2,453.00     $ 4,849.00
EQ/Money Market                               $   717.00   $ 1,483.00     $ 2,295.00     $ 4,550.00
EQ/Montag & Caldwell Growth                   $   763.00   $ 1,619.00     $ 2,519.00     $ 4,972.00
EQ/PIMCO Real Return                          $   750.00   $ 1,582.00     $ 2,458.00     $ 4,859.00
EQ/Short Duration Bond                        $   728.00   $ 1,517.00     $ 2,351.00     $ 4,657.00
EQ/Small Company Index                        $   710.00   $ 1,464.00     $ 2,264.00     $ 4,491.00
EQ/TCW Equity                                 $   768.00   $ 1,635.00     $ 2,544.00     $ 5,018.00
EQ/UBS Growth and Income                      $   766.00   $ 1,629.00     $ 2,534.00     $ 5,000.00
EQ/Van Kampen Comstock                        $   777.00   $ 1,659.00     $ 2,584.00     $ 5,093.00
EQ/Van Kampen Emerging Markets Equity         $   838.00   $ 1,840.00     $ 2,875.00     $ 5,621.00
EQ/Van Kampen Mid Cap Growth                  $   828.00   $ 1,809.00     $ 2,826.00     $ 5,534.00
EQ/Wells Fargo Montgomery Small Cap           $   996.00   $ 2,288.00     $ 3,581.00     $ 6,822.00
--------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity  $ 1,320.00   $ 3,164.00     $ 4,890.00     $ 8,743.00
--------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                   $   931.00   $ 2,105.00     $ 3,296.00     $ 6,352.00
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at
                                                            applicable time period
--------------------------------------------------------------------------------------------------------
 Portfolio Name                                    1 year       3 years       5 years        10 years
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                      $ 428.00     $ 1,312.00    $ 2,239.00     $ 4,752.00
EQ/JPMorgan Core Bond                          $ 377.00     $ 1,164.00    $ 1,996.00     $ 4,298.00
EQ/JPMorgan Value Opportunities                $ 396.00     $ 1,220.00    $ 2,088.00     $ 4,471.00
EQ/Lazard Small Cap Value                      $ 409.00     $ 1,257.00    $ 2,148.00     $ 4,584.00
EQ/Legg Mason Value Equity                     $ 708.00     $ 2,110.00    $ 3,496.00     $ 6,893.00
EQ/Long Term Bond                              $ 389.00     $ 1,198.00    $ 2,052.00     $ 4,404.00
EQ/Lord Abbett Growth and Income               $ 483.00     $ 1,475.00    $ 2,500.00     $ 5,227.00
EQ/Lord Abbett Large Cap Core                  $ 524.00     $ 1,593.00    $ 2,689.00     $ 5,561.00
EQ/Lord Abbett Mid Cap Value                   $ 433.00     $ 1,328.00    $ 2,264.00     $ 4,798.00
EQ/Marsico Focus                               $ 422.00     $ 1,297.00    $ 2,214.00     $ 4,706.00
EQ/Mercury Basic Value Equity                  $ 391.00     $ 1,204.00    $ 2,063.00     $ 4,423.00
EQ/Mercury International Value                 $ 431.00     $ 1,322.00    $ 2,254.00     $ 4,780.00
EQ/MFS Emerging Growth Companies               $ 400.00     $ 1,232.00    $ 2,108.00     $ 4,509.00
EQ/MFS Investors Trust                         $ 399.00     $ 1,229.00    $ 2,103.00     $ 4,499.00
EQ/Money Market                                $ 367.00     $ 1,133.00    $ 1,945.00     $ 4,200.00
EQ/Montag & Caldwell Growth                    $ 413.00     $ 1,269.00    $ 2,169.00     $ 4,622.00
EQ/PIMCO Real Return                           $ 400.00     $ 1,232.00    $ 2,108.00     $ 4,509.00
EQ/Short Duration Bond                         $ 378.00     $ 1,167.00    $ 2,001.00     $ 4,307.00
EQ/Small Company Index                         $ 360.00     $ 1,114.00    $ 1,914.00     $ 4,141.00
EQ/TCW Equity                                  $ 418.00     $ 1,285.00    $ 2,194.00     $ 4,668.00
EQ/UBS Growth and Income                       $ 416.00     $ 1,279.00    $ 2,184.00     $ 4,650.00
EQ/Van Kampen Comstock                         $ 427.00     $ 1,309.00    $ 2,234.00     $ 4,743.00
EQ/Van Kampen Emerging Markets Equity          $ 488.00     $ 1,490.00    $ 2,525.00     $ 5,271.00
EQ/Van Kampen Mid Cap Growth                   $ 478.00     $ 1,459.00    $ 2,476.00     $ 5,184.00
EQ/Wells Fargo Montgomery Small Cap            $ 646.00     $ 1,938.00    $ 3,231.00     $ 6,472.00
--------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 970.00     $ 2,814.00    $ 4,540.00     $ 8,393.00
--------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                    $ 581.00     $ 1,755.00    $ 2,946.00     $ 6,002.00
--------------------------------------------------------------------------------------------------------


                                                                    Fee table 19

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2005.



20 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT
The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract. Initial contribution amounts are provided for informational purposes only. This contract is no longer available to new purchasers.


We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts that you own would then total more than $2,500,000.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                  Annuitant       Minimum
 Contract type   issue ages*     contributions         Source of contributions                 Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85    o $5,000 (initial)    o After-tax money.                      o For annuitants up to age 83 at
                                                                                                 contract issue, no additional
                                 o $500 (additional)   o Paid to us by check or transfer of      contributions may be made after
                                                         contract value in a tax-deferred        attainment of age 84 or, if later,
                                                         exchange under Section 1035 of the      the first contract anniversary.
                                                         Internal Revenue Code.

                                                                                               o For annuitants age 84 and older at
                                                                                                 contract issue, additional contri-
                                                                                                 butions may be made up to one year
                                                                                                 from contract issue.
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA    20 through 85   o  $5,000 (initial)    o Eligible rollover distributions from  o For annuitants up to age 83 at
                                                         TSA contracts or other 403(b)           contract issue, no additional
                                o $50 (additional)       arrangements, qualified plans, and      contributions may be made after
                                                         governmental employer 457(b) plans.     attainment of age 84 or, if later,
                                                                                                 the first contract anniversary.

                                                       o Rollovers from another traditional    o For annuitants age 84 and older at
                                                         individual retirement arrangement.      contract issue, additional contri-
                                                                                                 butions may be made up to one year
                                                       o Direct custodian-to-custodian trans-    from contract issue.
                                                         fers from another traditional
                                                         individual retirement arrangement.    o Contributions after age 70-1/2
                                                                                                 must be net of required minimum
                                                       o Regular IRA contributions.              distributions.

                                                       o Additional "catch-up" contributions.  o Although we accept regular IRA con-
                                                                                                 tributions (limited to $4,000 for
                                                                                                 2006 and 2007) under Rollover IRA
                                                                                                 contracts, we intend that this
                                                                                                 contract be used primarily for
                                                                                                 rollover and direct transfer
                                                                                                 contributions.

                                                                                               o Additional catch-up contributions
                                                                                                 of up to $1,000 can be made for
                                                                                                 calendar years 2006 and 2007 where
                                                                                                 the owner is at least age 50 but
                                                                                                 under age 701/2 at any time during
                                                                                                 the calendar year for which the
                                                                                                 contribution is made.
-----------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
                   Annuitant       Minimum
 Contract type    issue ages*     contributions        Source of contributions                 Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 85    o $5,000 (initial)  o  Rollovers from abother Roth IRA      o For annuitants up to 83 at
IRA                                                                                              at contract issue, no additional
                                   o $50 (additional)  o  Rollovers from a "designated Roth      contributions may be made after
                                                          contribution account" under a          attainment of age 84, or, if
                                                          401(k) plan or 403(b) arrangement.     later, the first contract
                                                                                                 anniversary
                                                       o  Conversion rollovers from
                                                          Traditional IRA                      o For annuitants age 84 and older
                                                                                                 at contract issue, additional
                                                       o  Direct transfers from another Roth     contributions may be made up to
                                                          IRA.                                   one year from contract issue.

                                                       o  Regular Roth IRA contributions.      o Conversion rollovers after age
                                                                                                 70-1/2 must be net of required
                                                       o  Additional catch-up contributions.     minimum distributions for the
                                                                                                 traditional IRA you are rolling
                                                                                                 over.

                                                                                               o You cannot roll over funds from a
                                                                                                 traditional IRA if your adjusted
                                                                                                 gross income is $100,000 or more.

                                                                                               o Although we accept regular Roth IRA
                                                                                                 contributions (limited to $4,000
                                                                                                 for 2006 and 2007) under Roth IRA
                                                                                                 contracts, we intend that this
                                                                                                 contract be used primarily for
                                                                                                 rollover and direct transfer
                                                                                                 contributions.

                                                                                               o Additional catch-up contributions
                                                                                                 of up to $1,000 can be made for
                                                                                                 calendar years 2006 and 2007 where
                                                                                                 the owner is at least age 50 at
                                                                                                 any time during the calendar year
                                                                                                 for which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA      20 through 85    o $5,000 (initial)  o Direct transfers of pre-tax funds     o For annuitants up to age 83 at con-
                                                         from another contract or arrange-       tract issue, no additional
                                   o $50 (additional)    ment under Section 403(b) of the        contributions may be made after
                                                         Internal Revenue Code, complying        attainment of age 84, or, if later,
                                                         with IRS Revenue Ruling 90-24.          the first contract anniversary.

                                                       o Eligible rollover distributions of    o For annuitants age 84 and older at
                                                         tax funds from other 403(b) plans.      Pre contract issue, additional
                                                         Subsequent contributions may also       contributions may be made up to
                                                         be rollovers from qualified plans,      one year from contract issue.
                                                         governmental employer 457(b) plans
                                                         and traditional IRAs                  o Rollover or direct transfer
                                                                                                 contributions after age 701/2 must
                                                                                                 be net of any required minimum
                                                                                                 distributions.

                                                                                               o We do not accept employer-remitted
                                                                                                 contributions.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Annuitant       Minimum
 Contract type    issue ages*     contributions        Source of contributions                 Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------

QP                 20 through 75   o $5,000 (initial)  o Only transfer contributions from      o We do not accept regular ongoing
                                                         other investments within an existing    payroll contributions.
                                                         defined contribution qualified plan
                                                                                               o Only one additional transfer
                                   o $500 (additional) o The plan must be qualified under        contribution may be made during
                                                         Section 401(a) of the Internal          a contract year.
                                                         Revenue Code.
                                                                                               o No additional transfer contri-
                                                       o For 401(k) plans, transferred contri-   butions after the attainment of age
                                                         butions may not include any after       76 or, if later, the first contract
                                                         tax contributions                       anniversary.

                                                                                               o Contributions after age 70-1/2 must
                                                                                                 be net of any required minimum
                                                                                                 distributions.

                                                                                               o A separate QP contract must be
                                                                                                 established for each plan
                                                                                                 participant.

                                                                                               o We do not accept contributions
                                                                                                 from defined benefit plans.




See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70   o $2000 (initial)   o Regular traditional IRA               o No regular IRA contributions in the
IRA                                o $50 (additional)    contributions.                          calendar year you turn age 70-1/2
                                                                                                 and thereafter.
                                                       o Additional catch-up contributions.
                                                                                               o Rollover and direct transfer
                                                       o Eligible rollover distributions from    contributions may be made up to
                                                         TSA contracts or other 403(b)           the atainment of age 84.
                                                         arrangements, qualified plans, and
                                                         government employer 457(b) plans      o Regular contributions may not
                                                                                                 exceed $4,000 for 2006 and 2007.
                                                       o Rollovers from another traditional
                                                         individual retirement arrangement.    o Rollover and direct transfer
                                                                                                 contributions after age 70-1/2 must
                                                       o Direct custodian-to-custodian trans-    be net of required minimum
                                                         fers from another traditional           distributions.
                                                         individual retirement arrangement.
                                                                                               o Although we accept rollover and
                                                                                                 direct transfer contributions under
                                                                                                 the Flexible Premium IRA contract,
                                                                                                 we intend that this contract be
                                                                                                 used for ongoing regular
                                                                                                 contributions.

                                                                                               o Additional catch-up contributions
                                                                                                 of up to $1,000 can be made for
                                                                                                 calendar years 2006 and 2007 where
                                                                                                 the owner is at least age 50 but
                                                                                                 under age 70-1/2 at any time during
                                                                                                 the calendar year from which the
                                                                                                 contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


                                            Contract features and benefits 23

------------------------------------------------------------------------------------------------------------------------------------
                   Annuitant       Minimum
 Contract type    issue ages*     contributions        Source of contributions                 Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium  20 through 85    o $2,000 (initial)  o Regular after-tax contributions.      o For annuitants up to age 83 at
Roth IRA                                                                                         contract issue, no additional
                                   o $50 (additional)  o Additional catch-up contributions.      contributions may be made after the
                                                                                                 attainment of age 84, or, if later,
                                                       o Rollovers from another Roth IRA.        the first contract anniversary.

                                                       o Rollovers from a "designated Roth     o For annuitants age 84 and older at
                                                         contribution account" under a           contract issue additional contribu-
                                                         401(k) plan or 403(b) arrangement.      tions may be made up to one year
                                                                                                 from contract issue.
                                                       o Conversion rollovers from a tradi-
                                                         tional IRA.                           o Regular Roth IRA contributions may
                                                                                                 not exceed $4,000 for 2006 and
                                                       o Direct transfers from another Roth      2007.
                                                         IRA.
                                                                                               o Contributions are subject to income
                                                                                                 limits and other tax rules.

                                                                                               o Although we accept rollover and
                                                                                                 direct transfer contributions under
                                                                                                 the Flexible Premium Roth IRA con-
                                                                                                 tract, we intend that this contract
                                                                                                 be used for ongoing regular Roth
                                                                                                 IRA contributions.

                                                                                               o Additional catch-up contributions o
                                                                                                 up to $1,000 can be made for calen-
                                                                                                 dar years 2006 and 2007 where the
                                                                                                 owner is at least age 50 at any
                                                                                                 time during the calendar year for
                                                                                                 which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70            o $5,000 (initial)  o Direct custodian-to-custodian trans-  o Any additional contributions must
Beneficiary                                              fers of your interest as a death        be from the same type of IRA of
Continuation                       o $1,000              beneficiary of the deceased owner's     the same decreased owner.
Contract (tradi-                     (additional)        traditional individual retirement
tional IRA or                                            arrangement or Roth IRA to an IRA of
Roth IRA)                                                the same type.
------------------------------------------------------------------------------------------------------------------------------------


* Please see Appendix VI for variations that may apply to your contract.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


24 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. These methods of payment are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.



                                              Contract features and benefits  25

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o Legg Mason Capital Management, Inc.
                                                                                         o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                               o A I M Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC
                                                                                         o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Long-term growth of capital.                               o AllianceBernstein L.P.
 INTERNATIONAL EQUITY                                                                    o J.P. Morgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 CORE EQUITY                                                                             o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 GROWTH                                                                                  o RCM Capital Management LLC
                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------


26 Contract features and benefits

Portfolios of the Trusts (continued)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                     Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                     o AllianceBernstein L.P.
 VALUE
                                                                                  o Institutional Capital Corporation

                                                                                  o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP          Long-term growth of capital.                     o AllianceBernstein L.P.
 GROWTH
                                                                                  o Franklin Advisers, Inc.

                                                                                  o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE    Long-term growth of capital.                     o AXA Rosenberg Investment Management LLC

                                                                                  o TCW Investment Management Company

                                                                                  o Wellington Management Company, LLP
 -----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Long-term growth of capital.                     o Firsthand Capital Management, Inc.

                                                                                  o RCM Capital Management LLC

                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                       Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.    o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.            o AllianceBernstein L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent  o AllianceBernstein L.P.
 GOVERNMENT SECURITIES           with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.    o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.    o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent  o AllianceBernstein L.P.
                                 with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.    o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.            o Ariel Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.           o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                      o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to      o Boston Advisors, LLC
 INCOME                          achieve an above-average and consistent total
                                 return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.            o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                        and Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.               o Capital Guardian Trust Company

------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.          o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.    o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features andbenefits 27

Portfolios of the Trusts (continued)


------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates     o AllianceBernstein L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.                   o Evergreen Investment Management
 BOND                                                                                       Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                            o Evergreen Investment Management
                                                                                            Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                         o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE            Seeks long-term capital appreciation.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.                     o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                    o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-  o J.P. Morgan Investment Management Inc.
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.                            o J.P. Morgan Investment Management Inc.
  OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                                o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.                         o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation          o Mercury Advisors
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without          o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-    o Lord, Abbett & Co. LLC
 CORE                          able risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                      o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.        o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks to provide current income and long-term growth of    o Merrill Lynch Investment Manager
 VALUE                         income, accompanied by growth of capital.                    International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                 MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------


28 Contract features and benefits

Portfolios of the Trusts (continued)

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with a secondary         o MFS Investment  Management
                               objective to seek reasonable current income. For purposes
                               of this Portfolio, the words "reasonable current income"
                               mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation     o Pacific Investment Management Company,
                               of real capital and prudent investment management.           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of principal. o Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                               deduction of portfolio expenses) the total return of the
                               Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY                  Seeks to achieve long-term capital appreciation.           o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital              o UBS Global Asset Management
                               ation with income as a secondary consideration.              (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Capital growth and income.                                 o Morgan Stanley Investment
                                                                                            Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks long-term capital appreciation.                      o Wells Capital Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Capital growth.                                            o Morgan Stanley Investment
 GROWTH                                                                                     Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY      Seeks long-term capital appreciation.                      o Wells Capital Management Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
Laudus Variable
Insurance Trust
Portfolio Name                  Objective                                                 Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     Seeks to increase the value of your investment in bull     o Charles Schwab Investment Management,
 LONG/SHORT EQUITY             markets and bear markets through strategies that are         Inc.
                               designed to have limited exposure to general equity        o AXA Rosenberg Investment Management LLC
                               market risk.
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                  Objective                                                 Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II   Seeks to provide above average current income and long-    o Van Kampen (is the name under which Mor-
                               term capital appreciation by investing primarily in equity   gan Stanley Investment Management Inc.
                               securities of companies in the U.S. real estate industry,    does business in certain situations)
                               including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


                                               Contract features and benefits 29

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges (if permitted in your state), any withdrawal charges and any optional benefit charges.


The minimum yearly guaranteed interest rate is 3% for 2006. The minimum yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. Current interest rates will never be less than the yearly guaranteed interest rate.


See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the Guaranteed Interest Option.


FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you applied for an Accumulator(R) contract, a 60-day rate lock-in was applied from the date the application was signed. Any contributions received and designated for a fixed maturity option during that period received the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever had been greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option, or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2006, the next available maturity date was February 15, 2007. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.


If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that



30  Contract features and benefits
you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than 3%. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance (at contract issue only), or dollar cost averaging. We allocate subsequent contributions according to instructions on file unless you provide new instructions.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION


Principal assurance allocation is only available at contract issue. If you chose this allocation program, you selected a fixed maturity option. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation. Principal assurance was not available if none of those maturity dates were available at the time your contract was issued. You allocated the remainder of your initial contribution to the variable investment options and the guaranteed interest option however you chose.

For example, if your initial contribution is $10,000, and on February 15, 2006 you chose the fixed maturity option with a maturity date of February 15, 2016 since the rate to maturity was 3.76% on February 15, 2006, we would have allocated $6,912 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation was only available for annuitants ages 80 or younger when the contract was issued. Had the annuitant been age 76-80, your principal assurance allocation was limited to the seven year fixed maturity option only. If you anticipated taking required minimum distributions, you should have considered whether your values in the variable investment options and guaranteed interest option would be sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.


DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability, under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a


                                              Contract features and benefits  31
time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program was selected at the time you applied to purchase the Accumulator(R) contract, a 60 day rate lock was applied from the date of application. Any contribution(s) received during that 60 day period were credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.


We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only amounts that should be transferred from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options and the guaranteed interest option. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.


The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election


32  Contract features and benefits
and on the last business day of each month thereafter to participate in the interest sweep option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.
                      ----------------------------------

You may not currently participate in any dollar cost averaging program if you are participating in a rebalancing program. We plan to make special dollar cost averaging and Investment Simplifier available with Option I in the 3rd quarter of 2006. See "Transferring your money among investment options" later in this Prospectus. You may not elect the special dollar cost averaging program if the principal assurance program is in effect.



YOUR BENEFIT BASE


A benefit base is used to calculate the guaranteed minimum income benefit and any death benefit, as described in this section. Your benefit base is not an account value or a cash value. See also "Living Benefit option" and "Guaranteed minimum death benefit" below.


STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
    less


o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

6% ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to:


o your initial contribution and any additional contributions to the contract;
  plus


o daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

The effective annual roll-up rate credited to this benefit base is:

o 6% (4% in Washington for the enhanced death benefit only) with respect to the variable investment options (other than EQ/Alliance Intermediate
  Government Securities, EQ/Money Market and EQ/Short Duration Bond) and the account for special dollar cost averaging; and

o 3% with respect to the EQ/Alliance Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),
                                       or

o your highest account value on any contract anniversary up to the contract anniversary following the annuitant's 85th birthday plus any contribution made since the most recent contract anniversary,

                                      less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual ratchet to age 85, as described immediately above, on each contract date anniversary. For the guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised.



ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Living Benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are any more favorable factors that may be in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


LIVING BENEFIT OPTION

The following section provides information about the Living Benefit option, which was only available at the time you purchased your contract.

The annuitant was age 20 through 75 at the time of contract issue. The Living Benefit option is a guaranteed minimum income benefit. If you elected the Living Benefit option at purchase, you pay an additional charge that is described under "Living Benefit charge" in "Charges and expenses" or in Appendix VI, depending on when your contract was issued, later in this Prospectus. The Living Benefit may not have been available in your state at the time of your purchase. If you purchased your contract as an Inherited IRA, the guaranteed minimum income benefit was not available to you. If you purchased your contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit was generally not available to you. The guaranteed minimum income benefit was available for certain split-funded Charitable Remainder Trusts.



                                              Contract features and benefits  33

The guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager(R) level payment life with a period certain payout option subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your guaranteed minimum income benefit. The maximum period certain available under the Income Manager(R) payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:


------------------------------------------
          Level payments
------------------------------------------
                    Period certain years
     Annuitant's  ------------------------
 age at exercise  IRAs   NQ
      60-75       10    10
        76         9    10
        77         8    10
        78         7    10
        79         7    10
        80         7    10
        81         7     9
        82         7     8
        83         7     7
        84         6     6
        85         5     5
------------------------------------------


We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

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The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the Living Benefit guaranteed annuity purchase factors in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

The guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your Income Manager(R) benefit under the Living Benefit are more conservative than the guaranteed annuity purchase factors we use for the Income Manager(R) payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Living Benefit Income Manager(R) will be smaller than each periodic payment under the Income Manager(R) payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


--------------------------------------------------------------------------------
                                       guaranteed minimum
      Contract date                  income benefit -- annual
 anniversary at exercise             income payable for life
--------------------------------------------------------------------------------
            10                              $11,891
            15                              $18,597
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us along with any required information within 30 days following your contract date anniversary in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Payments are always made on the 15th of the month and generally begin one payment mode from issue. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

You will be eligible to exercise the guaranteed minimum income benefit during your life and the annuitant's life, as follows:


34  Contract features and benefits

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued, the only time you may exercise the guaranteed minimum income benefit is within 30 days following the first contract date anniversary that it becomes available;

(iii)if the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Living Benefit option may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the guaranteed minimum income benefit can be exercised;

(iv) for Accumulator(R) QP contracts, the Plan participant can exercise the Living Benefit option only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise;

(v) for Accumulator(R) Rollover TSA contracts, you may exercise the Living Benefit option only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(vi) for a successor owner/annuitant, the earliest exercise date will be based on the original contract issue date and the age of successor owner/annuitant as of the Processing Date successor owner/ annuitant takes effect; and

(vii)if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

      o A successor owner who is not the annuitant may not be able to exercise the Living Benefit option without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract anniversary on which you could exercise the benefit.

     o If the successor owner is the annuitant, the Living Benefit option continues only if the benefit could be exercised under the rules described above on a contract anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the Living Benefit option cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

     o If you designate your surviving spouse as successor owner, the Living Benefit option continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

     o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.


Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.



GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a death benefit. If you did not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment OR the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply. The standard death benefit was the only death benefit available for annuitants who were age 85 at issue.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment OR your elected enhanced death benefit on the date of the annuitant's death, adjusted for withdrawals (and associated withdrawal charges) and taxes that apply, whichever provides the highest amount.


                                              Contract features and benefits  35

OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR ANNUITANTS WHO WERE AGES 0 THROUGH 84 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 84 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

Subject to state availability, you may have elected one of the following enhanced death benefits:


6% ROLL-UP TO AGE 85.


ANNUAL RATCHET TO AGE 85.



THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Your benefit base." Your enhanced death benefit election may not be changed. In New York, only the standard death benefit and the Annual ratchet to age 85 enhanced death benefit were available.
                      ----------------------------------

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.


See Appendix IV at the end of this Prospectus for an example of how we calculate an enhanced death benefit.


PROTECTION PLUS(SM)

The following section provides information about the Protection Plus(SM) option, which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of having purchased the Protection Plus(SM) feature in an NQ, IRA or Rollover TSA contract.

If the annuitant was 70 or younger when we issued your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:

o such death benefit less total net contributions, multiplied by 40%

For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant was age 71 through 79 when we issued your contract (or if the successor owner/annuitant is between the ages of 71 and 79 when he or she becomes the successor owner/annuitant under a contract where Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:

o such death benefit (as described above) less total net contributions, multiplied by 25%

The value of the Protection Plus(SM) death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. This feature is not available in every state.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


This contract was available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of Required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus.


The inherited IRA beneficiary continuation contract could only have been purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries are treated as individuals for this purpose). The contract


36  Contract features and benefits
also contains the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract could have been purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but may have elected to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.


o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from this contract.


o The beneficiary of the original IRA is the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust is the annuitant.


o An inherited IRA beneficiary continuation contract was not available for annuitants over age 70.

o The initial contribution had to be a direct transfer from the deceased owner's original IRA and was subject to minimum contribution amounts. See "How you can contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, will apply as described in "Charges and expenses" later in this Prospectus.

o The Living benefit, successor owner/annuitant feature, special dollar cost averaging program, automatic investment program and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The minimum guaranteed death benefit will also no longer be in effect.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value (less loan reserve account) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  37

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Living Benefit and/or Protection Plus(SM) benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.



INSUFFICIENT ACCOUNT VALUE


Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all of your rights under your contract and any applicable guaranteed benefits.


38  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:


o You may not transfer any amount to the account for special dollar cost averaging.
o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.
o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive



                            Transferring your money among investment options  39
transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE


We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer Option I, which allows you to rebalance your account value among the variable investment options. Option II, which we plan to make available in the 3rd quarter of 2006, allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing options, you must tell us:

   (a) the percentage you want invested in each investment option (whole percentages only), and

   (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not currently elect Option I or Option II if you are participating in any dollar cost averaging program. We plan to make special dollar cost averaging and Investment Simplifier available with Option I in the 3rd quarter of 2006.



40  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.




--------------------------------------------------------------------------------
                                    Method of withdrawal
                    ------------------------------------------------------------
                                                                Lifetime
                                                                required
                                              Substantially     minimum
 Contract           Lump sum    Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                    Yes          Yes             No             No
--------------------------------------------------------------------------------
Rollover IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA             Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Inherited IRA         Yes           No             No             **
--------------------------------------------------------------------------------
QP                    Yes           No             No             Yes
--------------------------------------------------------------------------------
Rollover TSA*         Yes          Yes             No             Yes
--------------------------------------------------------------------------------

 * For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


** This contract pays out post-death required minimum distributions. See
   "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.



LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals" option to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the


                                                        Accessing your money  41
later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or the Living Benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.


Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

INCOME BENEFIT AND DEATH BENEFIT

Your applicable benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 6% or less of the applicable benefit base on the most recent contract date anniversary. Any portion of a withdrawal that causes the sum of your withdrawals in a contract year to exceed 6% of the applicable benefit base on the most recent contract date anniversary and any subsequent withdrawals in that same contract year will reduce your applicable benefit base on a pro rata basis. Additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year.

The timing of your withdrawals and whether they exceed the 6% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.


42  Accessing your money

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). This pro rata example assumes that the annual 6% threshold described above has already been exceeded.


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If these amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


                                                        Accessing your money  43

YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When you annuitize, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. In addition, if you are exercising your guaranteed minimum income benefit under the Living Benefit, your choice of payout options are those that are available under the Living Benefit (see "Living Benefit option" in "Contract features and benefits" earlier in this Prospectus).





--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
---------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial profes-


44  Accessing your money
sional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.


You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.

If you purchase an Income Manager(R) contract in connection with the exercise of the Living Benefit option, different payout options may apply, as well as other various differences. See "Living Benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(R) Prospectus.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below:

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.



ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

For contracts issued in Pennsylvania and New York, the maturity date is related to the contract issue date, as follows:




--------------------------------------------------------------------------------
           New York                    Pennsylvania
--------------------------------------------------------------------------------
                     Maximum                       Maximum
                annuitization                  annuitization
    Issue age        age           Issue age        age
     0-80            90            0-75             85
      81             91             76              86
      82             92             77              87
      83             93            78-80            88
      84             94            81-85            90
      85             95
--------------------------------------------------------------------------------



This may also be different in other states.


                                                        Accessing your money  45

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.


o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard death benefit); the Living Benefit; and Protection Plus(SM).

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (if permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If you surrender your contract during the contract year, we will deduct a pro rata portion of the charge.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.



WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


46  Charges and expenses

--------------------------------------------------------------------------------
                         Contract year
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution  7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.

The withdrawal charge does not apply in the circumstances described below.

15% free withdrawal amount. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. Additional contributions during the contract year do not increase your 15% free withdrawal amount. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.

Disability, terminal illness or confinement to nursing home.

The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or


(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:


- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


FOR CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

The New York withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 7 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge. We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.



--------------------------------------------------------------------------------
     NY Alternate         NY Alternate
       Scale I              Scale II
--------------------------------------------------------------------------------
                        Year of transfer
  Year of investment      within fixed
  in fixed maturity         maturity
       option*               option*
--------------------------------------------------------------------------------
  Within year 1   7%   Within year 1   5%
--------------------------------------------------------------------------------
        2         6%         2         4%
--------------------------------------------------------------------------------
        3         5%         3         3%
--------------------------------------------------------------------------------
        4         4%         4         2%
--------------------------------------------------------------------------------
        5         3%         5         1%
--------------------------------------------------------------------------------
        6         2%    After year 5   0%
--------------------------------------------------------------------------------
        7         1%
--------------------------------------------------------------------------------
   After year 7   0%   Not to exceed 1% times the number of years remaining in
                       the fixed maturity option, rounded to the higher number
                       of years. In other words, if 4.3 years remain,
                       it would be a 5% charge.
--------------------------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer


                                                        Charges and expenses  47

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

We will deduct the annual administrative charge and the withdrawal charge from the variable investment options and the guaranteed interest option as discussed above. If the amounts in those options are insufficient to cover the charges, we reserve the right to deduct the charges from the fixed maturity options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elected the Annual ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.30% of the Annual ratchet to age 85 benefit base.


6% ROLL-UP TO AGE 85. If you elected the 6% Roll-Up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll-Up to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual ratchet to age 85 benefit base for which it is in effect.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro-rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


STANDARD DEATH BENEFIT. There is no additional charge for the Standard death benefit.


LIVING BENEFIT CHARGE

If you elected the Living Benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.60% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.



PROTECTION PLUS(SM) CHARGE

If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.



VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


48  Charges and expenses

o Management fees ranging from 0.10% to 1.50%.

o 12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit or the guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  49

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable guaranteed minimum death benefit will be such guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited IRAs).

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Living Benefit and you are the owner, but not the annuitant. Because the payments under the Living Benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Living Benefit option, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Living Benefit option, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise of guaranteed minimum income benefit," under "Living Benefit option," in "Contract features and benefits" earlier in this Prospectus.


Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).


o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alterna-



50  Payment of death benefit
   tive is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o A successor owner should name a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your elected guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o    The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.


                                                    Payment of death benefit  51

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.


52  Payment of death benefit

   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

                                                    Payment of death benefit  53

7.  Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Therefore, you should consider the annuity's features and benefits, such as Accumulator(R)'s choice of death benefits and the Living Benefit, guaranteed minimum income benefit, Special Dollar Cost Averaging, selection of investment funds, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions or decide how to take required minimum distributions. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:


54  Tax information

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and


o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

The following information applies if you purchased your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange was not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that was the source of the funds you used to purchase the NQ contract was another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant were the same under the source contract and the Accumulator(R) NQ contract. If you used a life insurance or endowment contract, the owner and the insured must have been the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carried over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will


                                                             Tax information  55
   only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAs)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as either a traditional IRA or Roth IRA. We offered traditional IRAs in the Rollover IRA and Flexible


56  Tax information

Premium IRA contracts. We offered the Roth IRA in the Roth Conversion IRA and Flexible Premium Roth IRA contracts. We also offered the Inherited IRA for payment of post death required minimum distributions in traditional IRA and Roth IRA. The first part of this section covers some of the special tax rules that apply to traditional IRAs. The next part of this section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts.


The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA.


PROTECTION PLUS(SM) FEATURE

The Protection Plus(SM) feature was offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a Protection Plus(SM) feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should consult with your tax adviser for further information.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs

Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2005 and 2006. When your earnings are below $4,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.


If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch-up contribution" of up to $1,000 to your traditional IRA for 2006. This amount stays the same for the taxable year 2007.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for each of the taxable years 2006 and 2007 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for each of the taxable years 2006 and 2007, your fully deductible contribution can be up to $4,000, or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2006 and for 2007.



                                                             Tax information  57

If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2006, for example, you determine AGI and subtract $50,000 if you are single, or $75,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum       Equals   the adjusted
 -------------------        x        regular           =       deductible
 divided by $10,000                contribution                contribution
                                   for the year                   limit



Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2006 and 2007). The dollar limit is $5,000 in 2006 and 2007 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.


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Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.


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Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional
     IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o    the entire amount received is rolled over to another traditional
     IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to the rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April


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1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.


ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.


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Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


To meet this last exception, you could elect to apply your contract's value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or


o    tax-free rollover contributions from other Roth arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount


62  Tax information
depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2006. This amount is the same for the taxable year 2007.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers


What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o    another Roth IRA ("tax-free rollover contribution");



o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;



o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.


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There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose also excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:


o    Rollovers from a Roth IRA to another Roth IRA;



o    Direct transfers from a Roth IRA to another Roth IRA;



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   Qualified distributions from a Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2; or older or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.


Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2006 and the conversion contribution is made in 2007, the conversion contribution is treated as contributed prior to other conversion contributions made in 2007.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAs)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."


PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued



                                                             Tax information  65

Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Protection Plus(SM) feature

The Protection Plus(SM) feature was offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus(SM) benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus(SM) rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus(SM) benefit is not part of the contract, in such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should consult with your tax adviser for further information.

Contributions to TSAs

There were two ways you could have contributed to establish this Accumulator(R) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meet the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o    a rollover from another 403(b) arrangement.

If you made a direct transfer, you filled out our transfer form.


We do not accept after-tax funds in the Accumulator(R) Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.


Employer-remitted contributions. The Accumulator(R) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.


Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled-over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would


66  Tax information
otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the Accumulator(R) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax definition).


If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.


Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity Payments. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.


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Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.


Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.


TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

     (1) the greater of $10,000 or 50% of the participant's nonfor feitable accrued benefits; and

     (2) $50,000 reduced by the excess (if any) of the highest out standing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required mini mum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This only applies to you if you established your Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to


68  Tax information
the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.


If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.


Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age
     55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2006, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


                                                             Tax information  69

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.



IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


70  Tax information

8. More information

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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding portfolio of its Trusts.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;


(6) to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.



ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which are generally attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2006 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
    Fixed Maturity
   Options with
   February 15th       Rate to Maturity          Price
 Maturity Date of          as of           Per $100 of
   Maturity Year     February 15, 2006    Maturity Value
--------------------------------------------------------------------------------
        2007       3.17%                 $ 96.93
        2008       3.29%                 $ 93.73
        2009       3.37%                 $ 90.53
        2010       3.43%                 $ 87.37
        2011       3.47%                 $ 84.31
        2012       3.53%                 $ 81.20
        2013       3.64%                 $ 77.84
        2014       3.69%                 $ 74.82
--------------------------------------------------------------------------------


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    Fixed Maturity
   Options with
   February 15th       Rate to Maturity          Price
 Maturity Date of          as of           Per $100 of
   Maturity Year     February 15, 2006    Maturity Value
--------------------------------------------------------------------------------
        2015       3.74%                 $ 71.84
        2016       3.76%                 $ 69.12
--------------------------------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

  (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

  (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

  (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

  (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.



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We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by the information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such cases, you must have signed our Acknowledgment of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided through electronic facilities, we required an Acknowledgment of Receipt form Financial transactions were only permitted if you requested them in writing, signed the request and had it signature guaranteed, until we received the signed Acknowledgment of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.



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o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging received the interest rate in effect on that business day. At certain times, we may have offered the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.


o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent public accounting firm selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP


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contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.



DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.50% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 0.60% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.50% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.25% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments



                                                            More information  75
known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



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9. Incorporation of certain documents by reference

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AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the website is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


                             Incorporation of certain documents by reference  77

Appendix I: Condensed financial information

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.20%.




  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                         OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                    For the years ending December 31,
                                             2005        2004      2003          2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation                  $  11.35    $  10.63          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   1,271         728          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation                $  10.43    $  10.31          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     397         373          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation           $  10.62    $  10.41          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     849         695          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation                    $  47.15    $  45.53    $  42.39     $ 36.01          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   4,798       5,029       4,208       1,221          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation               $  11.22    $  10.65          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   5,795       3,138          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity          $  59.29    $  55.46    $  50.07     $ 36.85     $ 52.44
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     264         269         265         161         153
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond                  $  11.30    $  11.24    $  10.96     $ 10.69          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  11,139      12,384      12,153       4,285          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care                $  11.72    $  11.09    $  10.01     $  7.91          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   3,665       3,994       3,394         929          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield                 $  30.83    $  30.28    $  28.20     $ 23.29     $ 24.29
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   4,366       4,900       4,511         903         221
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity       $  13.79    $  12.09    $  10.38     $  7.82          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   3,367       3,660       3,008         923          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity      $  11.07    $  10.50    $   9.69     $  7.65          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   2,709       2,980       2,952       1,004          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth           $   9.82    $   9.24    $   8.77     $  6.80          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   5,006       6,362       5,953       2,130          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value            $  12.27    $  11.60    $  10.26     $  7.92          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   6,137       6,199       5,210       1,722          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  10.17    $   9.50    $   8.60     $  6.21          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          7,050       8,108       7,657       2,602          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                            2000        1999        1998            1997        1996
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 70.94     $ 82.86     $ 70.74       $ 71.57     $ 65.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         185         213         266           279           9
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 24.42     $ 27.13     $ 28.48       $ 30.46     $ 26.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         260         329         422           439          24
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------

Appendix I: Condensed financial information A-1

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                   OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years
                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                      2005       2004         2003        2002       2001
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  12.38    $  11.67     $  10.25   $   7.38           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   5,098       5,827        5,443      1,889           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  10.07    $   9.16     $   8.83   $   5.67           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   2,975       3,498        1,530        306           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 256.01    $ 248.43     $ 220.33   $ 149.11     $ 226.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     545         613          548        222          154
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  29.99    $  28.77     $  25.91   $  20.11           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   4,757       5,149        5,046      1,615           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  19.05    $  19.04     $  18.91   $  18.73           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   3,491       4,043        4,619      1,850           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  15.37    $  13.49     $  11.55   $   8.65           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   5,792       5,816        5,125      1,285           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $   7.20    $   6.34     $   5.92   $   4.86     $   7.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   5,789       6,068        5,986      2,292           89
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  16.29    $  16.17     $  15.77   $  15.42           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   4,057       4,383        4,326      1,432           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  17.12    $  15.54     $  13.80   $   9.91     $  14.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   3,815       4,124        4,091      1,279          105
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  10.37          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       9          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $   8.17    $   7.70           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     554          19           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  15.17    $  14.56     $  12.99   $  10.22     $  11.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  14,461      15,533       14,531      4,578          114
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $   5.99    $   5.71           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1,681         216           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $   8.79    $   8.18     $   8.00   $   6.33     $   8.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     723         782          744        182           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  12.54    $  12.08     $  11.58   $   9.46     $  13.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   2,062       2,149        2,153        710          193
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  12.47    $  10.78     $   9.60   $   7.33     $   8.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   7,621       8,017        6,516      1,628           26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  11.95    $  11.40     $  10.41   $   8.01     $  10.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   7,166       8,080        7,741      2,252           17
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                          2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           $ 256.74     $ 303.01     $ 245.58     $ 192.60     $ 151.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       188          205          230          240            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           $   9.52     $  11.80           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       114           79           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  16.78     $  14.94     $  11.85     $  12.55           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       191           50          102           89           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  11.75     $  12.13     $  11.86           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        54           46           22           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  17.41     $  21.43     $  16.65     $  12.37           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       235          245          160          124           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  11.17     $  13.97           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        23           15           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  11.12     $  10.62           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10            3           --           --           --
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

        UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                         OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years
                                                                    ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             2005        2004        2003        2002       2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  11.72    $  11.19    $  10.36     $  7.69     $ 10.20     $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         13,164      14,528      13,433       2,981          59           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  10.41          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            161          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  26.88    $  26.06    $  23.92     $ 18.94     $ 24.71     $ 28.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          8,383       9,053       8,439       2,393          71          78
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $   9.75          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             38          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $   8.63    $   8.40    $   7.95     $  5.82          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,770       3,237       2,600         551          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  11.78    $  11.21    $   9.78     $  6.89     $  8.56     $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         12,783      13,609      12,491       2,799          19           7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  16.03    $  14.57    $  12.51     $  9.51     $ 11.28     $ 10.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          8,724       9,029       8,508       3,161          37           9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  10.51          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             81          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  24.09    $  23.37          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            297          62          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  11.51          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             40          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $   6.43    $   6.06    $   5.47     $  4.40     $  6.39     $  8.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          5,457       5,744       5,658       2,123          20          29
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  14.13    $  13.99    $  13.60     $ 13.32     $ 12.30     $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         11,494      11,977      11,974       3,674         280          14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  13.71    $  13.35    $  12.19     $  9.73     $ 12.16     $ 13.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,795       3,942       3,680       1,342         324         341
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  17.38    $  16.80    $  14.55     $ 10.70     $ 12.57     $ 10.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          7,963       8,796       8,124       2,322         111          41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  10.64          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             93          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  10.01          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            139          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  10.61          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             94          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                         For the years ending December 31,
-------------------------------------------------------------------------------------------------
                                                   1999        1998        1997          1996
 EQ/Capital Guardian U. S. Equity
  Unit value                                      $ 10.29       --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   7       --          --           --
-------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------
  Unit value
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------
  Unit value                                      $ 10.47     $ 10.77       --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 139          98       --           --
-------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------
  Unit value                                      $ 12.52     $ 12.85     $ 11.53        --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 423         506         383        --
-------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------
  Unit value                                      $  9.23     $  9.18       --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  20          26       --           --
-------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --
-------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --
-------------------------------------------------------------------------------------------------


Appendix I: Condensed financial information A-3

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                   OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years
                                                                              ending December 31,
                                                             2005        2004            2003        2002       2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.57          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               54          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.16          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              444          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  15.34    $  14.02       $  12.84    $  9.91     $ 11.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           14,341      14,238         13,403      2,875           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  20.54    $  20.19       $  18.49    $ 14.26          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5,635       6,364          5,670      1,591          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  18.71    $  17.09       $  14.22    $ 11.24     $ 13.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            4,933       4,781          4,396      1,445         154
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.38    $  13.35       $  12.00    $  9.39     $ 14.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,516       1,558          1,506        496         147
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.60    $   9.06       $   8.23    $  6.83     $  8.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3,821       4,211          4,026        993          77
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  29.61    $  29.20       $  29.33    $ 29.52     $ 29.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,411       1,417          1,972      1,554         256
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   4.66    $   4.47             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              137          13             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.94          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,269          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.99          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              189          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.94    $  14.50       $  12.48    $  8.66     $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3,854       4,174          3,847      1,053          23
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.90    $  17.42             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               88          19             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   5.61    $   5.21             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              215          12             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.44          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              393          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.12    $  10.76       $   8.81    $  5.72     $  6.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            4,095       3,531         27,090        737          43
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.39          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              133          --             --         --          --
------------------------------------------------------------------------------------------------------------------------------------

                                                                        For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             2000         1999        1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core                                   --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value                                    --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus                                                --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity                                   --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value                             $ 17.60     $ 20.32     $ 12.83      $ 10.87          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    182         199         190          187          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies                           $ 22.21     $ 27.70     $ 16.14      $ 12.14          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    214         227         176          149          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust                                     $ 10.54     $ 10.74          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     42          31          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market                                            $ 28.84     $ 27.54     $ 26.62      $ 25.64     $ 24.68
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    266         360         329          359         127
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return                                            --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond                                          --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index                                     $ 10.99     $ 11.51     $  9.65           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     18          18          18           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity                                                   --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income                                        --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock                                          --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity                      $  6.56     $ 11.08     $  5.73           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     55          52          16           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth                                    --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                   OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                        2005        2004         2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                          $ 11.92          --        --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      25          --        --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                          $ 11.05     $ 10.16        --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1,352         339        --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                          $ 14.69     $ 12.73        --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     946         934        --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                              For the years ending
                                                                  December 31,
---------------------------------------------------------------------------------------
                                                               1998    1997    1996
---------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------------------
  Unit value                                                   --      --      --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --      --      --
---------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
---------------------------------------------------------------------------------------
  Unit value                                                   --      --      --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --      --      --
---------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
---------------------------------------------------------------------------------------
  Unit value                                                   --      --      --
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --      --      --
---------------------------------------------------------------------------------------


A-5 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who purchased an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract.

We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs or amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;


o beginning in 2006, provisions in the Treasury Regulations on required minimum distributions will require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract; and


o the guaranteed minimum income benefit under the Living Benefit may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2006 to a fixed maturity option with a maturity date of February 15, 2015 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,914 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2010.





---------------------------------------------------------------------------------------
                                                            Hypothetical Assumed
                                                             rate to maturity on
                                                              February 15, 2010
                                                        -------------------------------
                                                               5.00%        9.00%
---------------------------------------------------------------------------------------
 As of February 15, 2010 (before withdrawal)
(1) Market adjusted amount                                 $144,082     $ 119,503
(2) Fixed maturity amount                                  $131,104     $ 131,104
(3) Market value adjustment:
    (1) - (2)                                              $ 12,978     $ (11,601)
---------------------------------------------------------------------------------------
 On February 15, 2010 (after withdrawal)
---------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated
    with withdrawal: (3) x [$50,000/(1)]                   $  4,504     $  (4,854)
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,496     $  54,854
(6) Fixed maturity amount: (2) - (5)                       $ 85,608     $  76,250
(7) Maturity value                                         $120,091     $ 106,965
(8) Market adjusted amount of (7)                          $ 94,082     $  69,503
---------------------------------------------------------------------------------------



You should note that under this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.



C-1 Appendix III: Market value adjustment example

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:



--------------------------------------------------------------------------------------
   End of                           6% Roll-Up to age 85      Annual ratchet to age 85
 contract                               enhanced                    enhanced
   year         Account value       death benefit(1)              death benefit
---------------------------------------------------------------------------------------
     1           $105,000             $  106,000(1)               $  105,000(3)
--------------------------------------------------------------------------------------
     2           $115,500             $  112,360(2)               $  115,500(3)
--------------------------------------------------------------------------------------
     3           $129,360             $  119,102(2)               $  129,360(3)
--------------------------------------------------------------------------------------
     4           $103,488             $  126,248(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     5           $113,837             $  133,823(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     6           $127,497             $  141,852(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     7           $127,497             $  150,363(1)               $  129,360(4)
--------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


6% ROLL-UP TO AGE 85


(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current enhanced death benefit.

ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(4) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual ratchet to age 85.



                                 Appendix IV: Enhanced death benefit example D-1

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

       ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
                                MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.78)% and 3.22% for the Accumulator(R) Contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit , as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the Death Benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.64% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


E-1 Appendix V: Hypothetical illustrations

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit




                                                         Greater of 6%
                                                            Roll-Up
                                                          to age 85 or                                   Lifetime Annual
                                                           the Annual                          Guaranteed Minimum Income Benefit
                                                        Ratchet to age 85     Total Death      ----------------------------------
                                                       Guaranteed Minimum     Benefit with        Guaranteed       Hypothetical
                   Account Value        Cash Value        Death Benefit      Protection Plus       Income            Income
       Contract  -----------------   ----------------  ------------------   -----------------  ----------------  ----------------
 Age     Year       0%       6%        0%        6%        0%       6%        0%        6%       0%       6%       0%       6%
 ---   --------  -------- --------   ------- --------  --------- --------   -------- --------  -------- -------  -------  -------
 60        1     100,000  100,000    93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61        2      95,608  101,587    88,608    94,587   106,000  106,000    108,400  108,400     N/A      N/A      N/A      N/A
 62        3      91,276  103,143    85,276    97,143   112,360  112,360    117,304  117,304     N/A      N/A      N/A      N/A
 63        4      86,999  104,662    80,999    98,662   119,102  119,102    126,742  126,742     N/A      N/A      N/A      N/A
 64        5      82,769  106,139    77,769   101,139   126,248  126,248    136,747  136,747     N/A      N/A      N/A      N/A
 65        6      78,581  107,567    75,581   104,567   133,823  133,823    147,352  147,352     N/A      N/A      N/A      N/A
 66        7      74,427  108,940    73,427   107,940   141,852  141,852    158,593  158,593     N/A      N/A      N/A      N/A
 67        8      70,300  110,250    70,300   110,250   150,363  150,363    170,508  170,508     N/A      N/A      N/A      N/A
 68        9      66,194  111,489    66,194   111,489   159,385  159,385    183,139  183,139     N/A      N/A      N/A      N/A
 69       10      62,101  112,649    62,101   112,649   168,948  168,948    196,527  196,527     N/A      N/A      N/A      N/A
 74       15      41,516  116,913    41,516   116,913   226,090  226,090    276,527  276,527   14,266   14,266   14,266   14,266
 79       20      20,003  117,498    20,003   117,498   302,560  302,560    383,584  383,584   20,393   20,393   20,393   20,393
 84       25           0  112,385         0   112,385         0  404,893          0  493,179   34,821   34,821   34,821   34,821
 89       30           0  112,879         0   112,879         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 94       35           0  116,329         0   116,329         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 95       36           0  117,080         0   117,080         0  429,187          0  517,472     N/A      N/A      N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



                                      Appendix V: Hypothetical illustrations E-2

Appendix VI: Contract variations

--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract features and charges may vary from what is described in this Prospectus depending on the date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your purchased your contract.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


--------------------------------------------------------------------------------------------------------------------------------
Approximate Time Period      Feature/Benefit                                    Variation
--------------------------------------------------------------------------------------------------------------------------------
April 2002 - November 2002   Inherited IRA beneficiary continuation contract    Unavailable.
--------------------------------------------------------------------------------------------------------------------------------
April 2002 - February 2003   Fee table                                          Guaranteed minimum death benefit charge:
                                                                                 Annual Ratchet to age 85:                 0.20%
                                                                                 6% Roll-Up to age 85:                     0.35%
                                                                                 The Greater of the 6% Roll-Up
                                                                                  to age 85 or the Annual Ratchet to
                                                                                  age 85:                                  0.45%
                                                                                Guaranteed minimum income benefit:         0.45%
--------------------------------------------------------------------------------------------------------------------------------
April 2002 - May 2002        Annuity maturity date                              For New York contract owners only, the
                                                                                maturity date is age 90.
--------------------------------------------------------------------------------------------------------------------------------
April 2002 - August 2003     Annuitant issue age                                Ages 86-90. For contracts with an annuitant who
                                                                                was age 86-90 at issue, the following apply: (1)
                                                                                standard death benefit only was available, and
                                                                                (2) no withdrawal charge applies.
--------------------------------------------------------------------------------------------------------------------------------
April 2002 - February 2004   Variable Immediate Annuity payout option           Life annuity not available on a Single Life
                                                                                basis in New York.
--------------------------------------------------------------------------------------------------------------------------------


F-1 Appendix VI: Contract variations

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page
Unit Values                                                                 2
Custodian and Independent Registered Public Accounting Firm                 2
Distribution of the Contracts                                               2
Financial Statements                                                        2


How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 45 and Separate Account No. 49

Send this request form to:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an Accumulator(R) SAI for Separate Account No. 45 and Separate Account No. 49 dated May 1, 2006.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City                   State          Zip



                                         X01173/Core '02, OR, '04 and '06 Series

Accumulator(R)

A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2006


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R)?


Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/Evergreen International Bond
o AXA Conservative Allocation*           o EQ/Evergreen Omega
o AXA Conservative-Plus Allocation*      o EQ/FI Mid Cap
o AXA Moderate Allocation*               o EQ/FI Mid Cap Value
o AXA Moderate-Plus Allocation*          o EQ/GAMCO Mergers and Acquisitions
o AXA Premier VIP Aggressive Equity      o EQ/GAMCO Small Company Value
o AXA Premier VIP Core Bond              o EQ/International Growth
o AXA Premier VIP Health Care            o EQ/Janus Large Cap Growth
o AXA Premier VIP High Yield             o EQ/JPMorgan Core Bond
o AXA Premier VIP International Equity   o EQ/JPMorgan Value Opportunities
o AXA Premier VIP Large Cap Core         o EQ/Lazard Small Cap Value
  Equity                                 o EQ/Legg Mason Value Equity
o AXA Premier VIP Large Cap Growth       o EQ/Long Term Bond
o AXA Premier VIP Large Cap Value        o EQ/Lord Abbett Growth and Income
o AXA Premier VIP Mid Cap Growth         o EQ/Lord Abbett Large Cap Core
o AXA Premier VIP Mid Cap Value          o EQ/Lord Abbett Mid Cap Value
o AXA Premier VIP Technology             o EQ/Marsico Focus
o EQ/Alliance Common Stock               o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income          o EQ/Mercury International Value
o EQ/Alliance Intermediate Government    o EQ/MFS Emerging Growth Companies
  Securities                             o EQ/MFS Investors Trust
o EQ/Alliance International              o EQ/Money Market
o EQ/Alliance Large Cap Growth           o EQ/Montag & Caldwell Growth
o EQ/Alliance Quality Bond               o EQ/PIMCO Real Return
o EQ/Alliance Small Cap Growth           o EQ/Short Duration Bond
o EQ/Ariel Appreciation II               o EQ/Small Company Index
o EQ/Bear Stearns Small Company          o EQ/TCW Equity
  Growth                                 o EQ/UBS Growth and Income
o EQ/Bernstein Diversified Value         o EQ/Van Kampen Comstock
o EQ/Boston Advisors Equity Income       o EQ/Van Kampen Emerging Markets
o EQ/Calvert Socially Responsible          Equity
o EQ/Capital Guardian Growth             o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian International      o EQ/Wells Fargo Montgomery Small Cap
o EQ/Capital Guardian Research           o Laudus Rosenberg VIT Value Long/
o EQ/Capital Guardian U.S. Equity          Short Equity
o EQ/Caywood-Scholl High Yield Bond      o U.S. Real Estate -- Class II
o EQ/Equity 500 Index
--------------------------------------------------------------------------------



* The "AXA Allocation" portfolios.



You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust, EQ Advisors Trust, Laudus Variable Insurance Trust or The Universal Institutional Funds, Inc. (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus.

TYPES OF CONTRACTS. We offer the contracts for use as:

o  A nonqualified annuity ("NQ") for after-tax contributions only.

o  An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

   We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."


o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA").

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).


A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $2,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2006, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                          X01172/Core '04 Series
                                                                        (R-4/15)

Although this Prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time (and, as noted above, may vary depending on your state) and you may not change your contract or its features as issued. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix IX for contract variations later in this Prospectus.

Contents of this Prospectus
--------------------------------------------------------------------------------

ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
Accumulator(R) at a glance -- key features                                  10

--------------------------------------------------------------------------------
FEE TABLE                                                                   13
--------------------------------------------------------------------------------
Example                                                                     17
Condensed financial information                                             20

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS 21
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        21
Owner and annuitant requirements                                            28
How you can make your contributions                                         28
What are your investment options under the contract?                        28
Portfolios of the Trusts                                                    29
Allocating your contributions                                               34

Guaranteed minimum death benefit and
  Guaranteed minimum income benefit base                                    37

Annuity purchase factors                                                    38

Guaranteed minimum income benefit option                                    38

Guaranteed minimum death benefit                                            40
Principal Protector(SM)                                                     42
Inherited IRA beneficiary continuation contract                             45
Your right to cancel within a certain number of days                        45

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE 47
--------------------------------------------------------------------------------
Your account value and cash value                                           47
Your contract's value in the variable investment options                    47
Your contract's value in the guaranteed interest option                     47
Your contract's value in the fixed maturity options                         47
Your contract's value in the account for special dollar
   cost averaging                                                           47

Insufficient account value                                                  47


----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this Prospectus  3

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         49
--------------------------------------------------------------------------------
Transferring your account value                                             49
Disruptive transfer activity                                                49
Rebalancing your account value                                              50

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY 52
--------------------------------------------------------------------------------
Withdrawing your account value                                              52
How withdrawals are taken from your account value                           53
How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income
   benefit, Guaranteed minimum death benefit and
   Guaranteed principal benefit option 2                                    53
How withdrawals affect Principal Protector(SM)                              54
Withdrawals treated as surrenders                                           54
Loans under Rollover TSA contracts                                          54
Surrendering your contract to receive its cash value                        55
When to expect payments                                                     55
Your annuity payout options                                                 55

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES 58
--------------------------------------------------------------------------------
Charxges that AXA Equitable deducts                                          58
Charges that the Trusts deduct                                              61
Group or sponsored arrangements                                             61
Other distribution arrangements                                             62

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT 63
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     63
How death benefit payment is made                                           64
Beneficiary continuation option                                             65

--------------------------------------------------------------------------------
7. TAX INFORMATION 69
--------------------------------------------------------------------------------
Overview                                                                    69
Buying a contract to fund a retirement arrangement                          69
Transfers among investment options                                          69
Taxation of nonqualified annuities                                          69
Individual retirement arrangements (IRAs)                                   71
Tax-sheltered annuity contracts (TSAs)                                      81
Federal and state income tax withholding and
  information reporting                                                     84
Special rules for contracts funding qualified plans                         85
Impact of taxes to AXA Equitable                                            85

--------------------------------------------------------------------------------
8. MORE INFORMATION 86
--------------------------------------------------------------------------------
About Separate Account No. 49                                               86
About the Trusts                                                            86
About our fixed maturity options                                            86
About the general account                                                   87
About other methods of payment                                              88
Dates and prices at which contract events occur                             88
About your voting rights                                                    89

About legal proceedings                                                     89

Financial statements                                                        89
Transfers of ownership, collateral assignments, loans
  and borrowing                                                             89
Distribution of the contracts                                               90

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          92
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
   I -- Condensed financial information                                    A-1
  II -- Purchase considerations for QP contracts                           B-1
 III -- Market value adjustment example                                    C-1
  IV -- Enhanced death benefit example                                     D-1
   V -- Hypothetical illustrations                                         E-1
  VI -- Guaranteed principal benefit example                               F-1
 VII -- Protection Plus(SM) example                                        G-1
VIII -- State contract availability and/or variations of certain
        features and benefits                                              H-1
 IX -- Contract variations                                                 I-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this Prospectus

Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.


                                                                  Page
   6% Roll-Up to age 85                                            37
   account for special dollar cost averaging                       34
   account value                                                   47
   administrative charge                                           58
   annual administrative charge                                    58
   Annual Ratchet to age 85 enhanced death benefit                 37
   annuitant                                                       21
   annuitization                                                   55
   annuity maturity date                                           57
   annuity payout options                                          55
   annuity purchase factors                                        38
   automatic investment program                                    88
   beneficiary                                                     63
   Beneficiary continuation option ("BCO")                         65
   benefit base                                                    37
   business day                                                    88
   cash value                                                      47
   charges for state premium and other applicable taxes            61
   contract date                                                   12
   contract date anniversary                                       12
   contract year                                                   12
   contributions to Roth IRAs                                      78
      regular contributions                                        78
      rollovers and transfers                                      78
      conversion contributions                                     79
   contributions to traditional IRAs                               72
      regular contributions                                        72
      rollovers and transfers                                      74
   disability, terminal illness or confinement to nursing home     59
   disruptive transfer activity                                    49
   Distribution Charge                                             58
   EQAccess                                                         8
   ERISA                                                           54
   Fixed-dollar option                                             36
   fixed maturity options                                          33
   Flexible Premium IRA                                         cover
   Flexible Premium Roth IRA                                    cover
   free look                                                       46
   free withdrawal amount                                          59
   general account                                                 87
   General dollar cost averaging                                   36
   guaranteed interest option                                      33
   Guaranteed minimum death benefit                                40
   Guaranteed minimum death benefit/guaranteed
      minimum income benefit roll-up benefit base reset option     40
   Guaranteed minimum income benefit                               38
   Guaranteed minimum income benefit charge                        60
   Guaranteed minimum income benefit "no lapse guarantee"          40
   Guaranteed principal benefits                                   34
   IRA                                                          cover
   IRS                                                             69
   Inherited IRA                                                cover
   Investment simplifier                                           36
   investment options                                           cover
   lifetime required minimum distribution withdrawals              53
   loan reserve account                                            54
   loans under Rollover TSA                                        54
   lump sum withdrawals                                            52
   market adjusted amount                                          33
   market value adjustment                                         33
   market timing                                                   49
   maturity dates                                                  33
   maturity value                                                  33
   Mortality and expense risks charge                              58
   NQ                                                           cover
   Optional step up charge                                         61
   participant                                                     28
   portfolio                                                    cover
   Principal Protector(SM)                                         42
   Principal Protector(SM) charge                                  61
   processing office                                                8
   Protection Plus(SM)                                             41
   Protection Plus(SM) charge                                      60
   QP                                                           cover
   rate to maturity                                                33
   Rebalancing                                                     50
   Rollover IRA                                                 cover
   Rollover TSA                                                 cover
   Roth Conversion IRA                                          cover
   Roth IRA                                                     cover
   SAI                                                          cover
   SEC                                                          cover
   self-directed allocation                                        34
   Separate Account No. 49                                         86
   special dollar cost averaging                                   35
   standard death benefit                                          37
   substantially equal withdrawals                                 52
   Successor owner and annuitant                                   64
   Spousal protection                                              65
   systematic withdrawals                                          52
   TOPS                                                             8
   TSA                                                          cover
   traditional IRA                                              cover
   Trusts                                                          86
   unit                                                            47
   variable investment options                                     28
   wire transmittals and electronic applications                   88
   withdrawal charge                                               59



                                               Index of key words and phrases  5

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
 Prospectus                            Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options              Guarantee Periods (Guaranteed Fixed
                                      Interest Accounts in supplemental
                                      materials)
  variable investment options         Investment Funds
  account value                       Annuity Account Value
  rate to maturity                    Guaranteed Rates
  unit                                Accumulation Unit
  Guaranteed minimum death benefit    Guaranteed death benefit
  Guaranteed minimum income benefit   Guaranteed Income Benefit
  Guaranteed interest option          Guaranteed Interest Account
  Principal Protector(SM)             Guaranteed withdrawal benefit
  GWB benefit base                    Principal ProtectorSM benefit base
  GWB Annual withdrawal amount        Principal ProtectorSM Annual withdrawal
                                      amount
  GWB Annual withdrawal option        Principal Protector(SM) Annual withdrawal
                                      option
  GWB Excess withdrawal               Principal Protector(SM) Excess withdrawal
--------------------------------------------------------------------------------

6 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  7

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------

FOR APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
FOR APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY EXPRESS
DELIVERY:
--------------------------------------------------------------------------------
Accumulator(R)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS
(E.G., REQUEST FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS
(E.G., REQUEST FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the benefit base reset option.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o  elect to receive certain contract statements electronically;

o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

8  Who is AXA Equitable?

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13)   exercise of the Guaranteed minimum income benefit;


(14) requests to reset your Roll-Up benefit base (for certain contracts with both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(15) requests to step up your Guaranteed withdrawal benefit ("GWB") benefit base under the Optional step up provision;


(16) requests to terminate or reinstate the GWB benefit under the Beneficiary continuation option, if applicable;

(17)   death claims; and

(18)   change in ownership (NQ only).

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between investment options;

(4)  contract surrender and withdrawal requests;

(5) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(6)  special dollar cost averaging.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)  rebalancing;

(4)  special dollar cost averaging;

(5)  substantially equal withdrawals;

(6)  systematic withdrawals; and

(7)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

                                                        Who is AXA Equitable?  9

Accumulator(R) at a glance -- key features


---------------------------------------------------------------------------------------------------------------
Professional investment      Accumulator's(R) variable investment options invest in different
management                   portfolios managed by professional investment advisers.
---------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately
                               1 to 10 years (subject to availability).
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             o Special 10 year fixed maturity option (available under Guaranteed principal benefit option 2 only).
                             ----------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
---------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
---------------------------------------------------------------------------------------------------------------
Account for special          Available for dollar cost averaging all or a portion of any eligible
dollar cost averaging        contribution to your contract.
---------------------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             ----------------------------------------------------------------------------------
                             o No tax on transfers among investment options inside the contract.
                             ----------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity
                             (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code.
                             Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
---------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during
income benefit               the annuitant's life once you elect to annuitize the contract.
---------------------------------------------------------------------------------------------------------------
Principal Protector(SM)      Principal Protector(SM) is our optional Guaranteed withdrawal benefit ("GWB"), which provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed a specified amount.
---------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA
                               contracts
                               o Initial minimum:         $5,000
                               o Additional minimum:      $500 (NQ, QP and Rollover TSA contracts)
                                                          $100 monthly and $300 quarterly under our
                                                          automatic investment program (NQ contracts)
                                                          $50 (IRA contracts)
                                                          $1000 (Inherited IRA contracts)
                             ----------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:         $2,000
                               o Additional minimum:      $50
                             ----------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue).
---------------------------------------------------------------------------------------------------------------


10 Accumulator(R) at a glance -- key features

---------------------------------------------------------------------------------------------------------------
Access to your money         o Lump sum withdrawals
                             o Several withdrawal options on a periodic basis
                             o Loans under Rollover TSA contracts
                             o Contract surrender

                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
---------------------------------------------------------------------------------------------------------------
Payout options               o Fixed annuity payout options
                             o Variable Immediate Annuity payout options
                             o Income Manager(R) payout options
---------------------------------------------------------------------------------------------------------------
Additional features*         o Guaranteed minimum death benefit options
                             o Guaranteed principal benefit options
                             o Dollar cost averaging
                             o Automatic investment program
                             o Account value rebalancing (quarterly, semiannually, and annually)
                             o Free transfers
                             o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home
                             o Protection Plus(SM), an optional death benefit available under certain contracts
                             o Spousal protection
                             o Successor owner/annuitant
                             o Beneficiary continuation option
                             o Guaranteed minimum income benefit no lapse guarantee (available under contracts with applications that are signed and submitted on or after
                               January 1, 2005 subject to state availability)
                             o Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset (available under contracts with applications that are signed and submitted on or after October 1, 2005 subject to state availability)

                             * Not all features are available under all contracts. Please see Appendix IX later in this Prospectus for more information.
---------------------------------------------------------------------------------------------------------------
Fees and charges             o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.25%.

                             o The charges for the Guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under
                               "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in
                               "Contract features and benefits" later in this Prospectus.

                             o Annual 0.65% of the applicable benefit base charge for the optional Guaranteed minimum income benefit until you exercise the benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The benefit base is described under "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in "Contract features and benefits" later in this Prospectus.

                             o An annual charge for the optional Guaranteed principal benefit option 2 deducted on the first 10 contract date anniversaries equal to 0.50% of the account value. o If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value, on the contract date anniversary, is $50,000 or more, we will not deduct the charge. o An annual charge of 0.35% of the account value for the Protection
                               Plus(SM) optional death benefit.

                             o An annual charge of 0.35% of account value for the 5% GWB Annual withdrawal option or 0.50% of account value for the 7% GWB Annual withdrawal option for the
                               Principal Protector(SM) benefit. If you "step up" your GWB benefit base, we reserve the right to raise the charge up to 0.60% and 0.80%, respectively. See
                               "Principal ProtectorSM" in "Contract features and benefits" later in this
                               Prospectus.
---------------------------------------------------------------------------------------------------------------


                                   Accumulator(R) at a glance -- key features 11

-----------------------------------------------------------------------------------------------------------------
Fees and charges             o No sales charge deducted at the time you make contributions. During the first
(continued)                    seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed 10% of your account value.
                               We use the account value at the beginning of each contract year to calculate the 10% amount available. There is no withdrawal charge in the eighth and later contract years following a contribution. Certain other exemptions may apply.
                               ----------------------------------------------------------------------------------
                               The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                               ----------------------------------------------------------------------------------
                             o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                             o We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                             o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee Table"
                               later in this Prospectus for details.
----------------------------------------------------------------------------------------------------------------
Annuitant issue ages         NQ: 0-85
                             Rollover IRA, Roth Conversion
                             IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                             Flexible Premium IRA: 20-70
                             Inherited IRA: 0-70
                             QP: 20-75
----------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.


12 Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


---------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
---------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain
payout options).(1)                                               7.00%

Charge if you elect a variable payout option upon
annuitization (which is described in a separate prospectus
for that option)                                                  $350
---------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
---------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
---------------------------------------------------------------------------------------------------------------------
Mortality and expense risks                                       0.75%
Administrative                                                    0.30%
Distribution                                                      0.20%
                                                                  -----
Total annual expenses                                             1.25%

---------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
---------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(3)

   If your account value on a contract date anniversary is
   less than $50,000(2)                                           $30
   If your account value on a contract date anniversary is
   $50,000 or more                                                $0

---------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional benefit
---------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(3)
on each contract date anniversary for which the benefit is in effect).
   Standard death benefit                                         0.00%
   Annual Ratchet to age 85                                       0.25% of the Annual Ratchet to age 85 benefit base
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85    0.60% of the greater of 6% Roll-Up to age 85
                                                                  benefit base or the applicable
---------------------------------------------------------------------------------------------------------------------
Guaranteed principal benefit charge for option 2 (calculated as a percentage of the account value. Deducted annually(3) on the
first 10 contract date anniversaries)                             0.50%
---------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(3)
on each contract date anniversary for which the benefit is in
effect)                                                           0.65%
---------------------------------------------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (calculated as a percentage of the account value. Deducted annually(3) on each contract date
anniversary for which the benefit is in effect)                   0.35%
---------------------------------------------------------------------------------------------------------------------

                                                                   Fee table  13

Principal Protector(SM) benefit charge(3) (calculated as a        0.35% for the 5% GWB
percentage of the account value. Deducted annually on each        Annual withdrawal option
contract date anniversary, provided your GWB benefit base
is greater than zero.)

                                                                  0.50% for the 7% GWB
                                                                  Annual withdrawal option

If you "step up" your GWB benefit base, we reserve the right to   0.60% for the 5% GWB
increase your charge up to:                                       Annual withdrawal option

                                                                  0.80% for the 7% GWB
                                                                  Annual withdrawal option
Please see "Principal Protector(SM)" in "Contract features and benefits" for more information about this feature, including its benefit base and the Optional step up provision, and "Principal Protector(SM) charge"
in "Charges and expenses," both later in this Prospectus, for more information about when the charge applies.
---------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding
loan amount)                                                      2.00%(4)
---------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


---------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
---------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)(5)                                                           0.63%      8.01%



This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.


--------------------------------------------------------------------------------
                                                Manage-
                                                 ment       12b-1     Other
Portfolio Name                                  Fees(6)     Fees(7)  Expenses(8)
--------------------------------------------------------------------------------
AXA Premier VIP Trust:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     0.19%
AXA Conservative Allocation                      0.10%      0.25%     0.22%
AXA Conservative-Plus Allocation                 0.10%      0.25%     0.19%
AXA Moderate Allocation                          0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation                     0.10%      0.25%     0.17%
AXA Premier VIP Aggressive Equity                0.60%      0.25%     0.20%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.18%
AXA Premier VIP Health Care                      1.20%      0.25%     0.28%
AXA Premier VIP High Yield                       0.58%      0.25%     0.18%
AXA Premier VIP International Equity             1.05%      0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%      0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%      0.25%     0.19%
AXA Premier VIP Technology                       1.20%      0.25%     0.22%
--------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%      0.25%     0.13%
EQ/Alliance Growth and Income                    0.56%      0.25%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%      0.25%     0.14%
EQ/Alliance International                        0.72%      0.25%     0.21%
EQ/Alliance Large Cap Growth                     0.90%      0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%      0.25%     0.13%
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                              Total                     Net Total
                                                              Annual     Fee Waivers     Annual
                                              Underlying     Expenses      and/or       Expenses
                                              Portfolio      (Before       Expense       After
                                               Fees and      Expense      Reimburse-    Expense
 Portfolio Name                               Expenses(9)   Limitation)    ments(10)   Limitations
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.91%         1.45%         (0.19)%      1.26%
AXA Conservative Allocation                      0.58%         1.15%         (0.22)%      0.93%
AXA Conservative-Plus Allocation                 0.64%         1.18%         (0.19)%      0.99%
AXA Moderate Allocation                          0.71%         1.23%         (0.17)%      1.06%
AXA Moderate-Plus Allocation                     0.84%         1.36%         (0.17)%      1.19%
AXA Premier VIP Aggressive Equity                  --          1.05%            --        1.05%
AXA Premier VIP Core Bond                          --          1.03%         (0.08)%      0.95%
AXA Premier VIP Health Care                        --          1.73%          0.00%       1.73%
AXA Premier VIP High Yield                         --          1.01%            --        1.01%
AXA Premier VIP International Equity               --          1.58%          0.00%       1.58%
AXA Premier VIP Large Cap Core Equity              --          1.40%         (0.05)%      1.35%
AXA Premier VIP Large Cap Growth                   --          1.38%         (0.03)%      1.35%
AXA Premier VIP Large Cap Value                    --          1.37%         (0.02)%      1.35%
AXA Premier VIP Mid Cap Growth                     --          1.60%          0.00%       1.60%
AXA Premier VIP Mid Cap Value                      --          1.54%          0.00%       1.54%
AXA Premier VIP Technology                         --          1.67%          0.00%       1.67%
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.85%            --        0.85%
EQ/Alliance Growth and Income                      --          0.94%            --        0.94%
EQ/Alliance Intermediate Government Securities     --          0.89%            --        0.89%
EQ/Alliance International                          --          1.18%         (0.08)%      1.10%
EQ/Alliance Large Cap Growth                       --          1.28%         (0.23)%      1.05%
EQ/Alliance Quality Bond                           --          0.88%            --        0.88%
--------------------------------------------------------------------------------------------------------


14 Fee table

This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.


---------------------------------------------------------------------------------------------------------------------------------
                                                                                         Total                   Net Total
                                                                                         Annual      Fee Waiv-     Annual
                                                                         Underlying     Expenses    ers and/or    Expenses
                                       Manage-                           Portfolio      (Before       Expense       After
                                        ment     12b-1       Other       Fees and      Expense     Reimburse-     Expense
Portfolio Name                         Fees(6)   Fees(7)   Expenses(8)   Expenses(9)   Limitation)    ments(10)   Limitations
---------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth            0.75%      0.25%     0.13%              --       1.13%            --        1.13%
EQ/Ariel Appreciation II                0.75%      0.25%     7.01%              --       8.01%         (6.86)%      1.15%
EQ/Bear Stearns Small Company Growth    1.00%      0.25%     0.20%              --       1.45%         (0.15)%      1.30%
EQ/Bernstein Diversified Value          0.61%      0.25%     0.13%              --       0.99%         (0.04)%      0.95%
EQ/Boston Advisors Equity Income        0.75%      0.25%     0.16%              --       1.16%         (0.11)%      1.05%
EQ/Calvert Socially Responsible         0.65%      0.25%     0.27%              --       1.17%         (0.12)%      1.05%
EQ/Capital Guardian Growth              0.65%      0.25%     0.17%              --       1.07%         (0.12)%      0.95%
EQ/Capital Guardian International       0.85%      0.25%     0.23%              --       1.33%         (0.13)%      1.20%
EQ/Capital Guardian Research            0.65%      0.25%     0.13%              --       1.03%         (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity         0.65%      0.25%     0.13%              --       1.03%         (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond       0.60%      0.25%     0.24%              --       1.09%         (0.09)%      1.00%
EQ/Equity 500 Index                     0.25%      0.25%     0.13%              --       0.63%            --        0.63%
EQ/Evergreen International Bond         0.70%      0.25%     6.36%              --       7.31%         (6.16)%      1.15%
EQ/Evergreen Omega                      0.65%      0.25%     0.18%              --       1.08%          0.00%       1.08%
EQ/FI Mid Cap                           0.69%      0.25%     0.14%              --       1.08%         (0.08)%      1.00%
EQ/FI Mid Cap Value                     0.73%      0.25%     0.14%              --       1.12%         (0.02)%      1.10%
EQ/GAMCO Mergers and Acquisitions       0.90%      0.25%     0.66%              --       1.81%         (0.36)%      1.45%
EQ/GAMCO Small Company Value            0.79%      0.25%     0.14%              --       1.18%          0.00%       1.18%
EQ/International Growth                 0.85%      0.25%     0.29%              --       1.39%          0.00%       1.39%
EQ/Janus Large Cap Growth               0.90%      0.25%     0.15%              --       1.30%         (0.15)%      1.15%
EQ/JPMorgan Core Bond                   0.44%      0.25%     0.13%              --       0.82%          0.00%       0.82%
EQ/JPMorgan Value Opportunities         0.60%      0.25%     0.15%              --       1.00%         (0.05)%      0.95%
EQ/Lazard Small Cap Value               0.73%      0.25%     0.14%              --       1.12%         (0.02)%      1.10%
EQ/Legg Mason Value Equity              0.65%      0.25%     3.07%              --       3.97%         (2.97)%      1.00%
EQ/Long Term Bond                       0.50%      0.25%     0.18%              --       0.93%          0.00%       0.93%
EQ/Lord Abbett Growth and Income        0.65%      0.25%     0.93%              --       1.83%         (0.83)%      1.00%
EQ/Lord Abbett Large Cap Core           0.65%      0.25%     1.32%              --       2.22%         (1.22)%      1.00%
EQ/Lord Abbett Mid Cap Value            0.70%      0.25%     0.40%              --       1.35%         (0.30)%      1.05%
EQ/Marsico Focus                        0.87%      0.25%     0.13%              --       1.25%         (0.10)%      1.15%
EQ/Mercury Basic Value Equity           0.57%      0.25%     0.13%              --       0.95%          0.00%       0.95%
EQ/Mercury International Value          0.85%      0.25%     0.23%              --       1.33%         (0.08)%      1.25%
EQ/MFS Emerging Growth Companies        0.65%      0.25%     0.14%              --       1.04%            --        1.04%
EQ/MFS Investors Trust                  0.60%      0.25%     0.18%              --       1.03%         (0.08)%      0.95%
EQ/Money Market                         0.34%      0.25%     0.13%              --       0.72%            --        0.72%
EQ/Montag & Caldwell Growth             0.75%      0.25%     0.16%              --       1.16%         (0.01)%      1.15%
EQ/PIMCO Real Return                    0.55%      0.25%     0.24%              --       1.04%         (0.14)%      0.90%
EQ/Short Duration Bond                  0.44%      0.25%     0.14%              --       0.83%          0.00%       0.83%
EQ/Small Company Index                  0.25%      0.25%     0.16%              --       0.66%          0.00%       0.66%
EQ/TCW Equity                           0.80%      0.25%     0.16%              --       1.21%         (0.06)%      1.15%
EQ/UBS Growth and Income                0.75%      0.25%     0.19%              --       1.19%         (0.14)%      1.05%
EQ/Van Kampen Comstock                  0.65%      0.25%     0.39%              --       1.29%         (0.29)%      1.00%
EQ/Van Kampen Emerging Markets Equity   1.15%      0.25%     0.48%              --       1.88%         (0.08)%      1.80%
EQ/Van Kampen Mid Cap Growth            0.70%      0.25%     0.83%              --       1.78%         (0.73)%      1.05%
EQ/Wells Fargo Montgomery Small Cap     0.85%      0.25%     2.28%              --       3.38%         (2.08)%      1.30%
---------------------------------------------------------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
---------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Eq1.50%      0.25%     1.48%              --       3.23%         (0.02)%      3.21%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
---------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II             0.75%      0.35%     0.28%              --       1.38%         (0.10)%      1.28%
---------------------------------------------------------------------------------------------------------------------------------



                                                                    Fee table 15

Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

                                                                                  Contract
                                                                                  Year
        The withdrawal charge percentage we use is determined by the              1.............  7.00%
        contract year in which you make the withdrawal or surrender               2.............  7.00%
        your contract. For each contribution, we consider the contract            3.............  6.00%
        year in which we receive that contribution to be "contract year 1")       4.............  6.00%
                                                                                  5.............  5.00%
                                                                                  6.............  3.00%
                                                                                  7.............  1.00%
                                                                                  8+............  0.00%

(2) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each con tract year.


(3) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. For Principal Protector(SM) only, if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector(SM), the pro rata deduction for the Principal Protector(SM) charge is waived.


(4) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.



(5) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.


(6) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (10) for any expense limitation agreement information.


(7) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(8) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreement.

(9) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(10) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

------------------------------------------------
Portfolio Name
------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.98%
------------------------------------------------
   AXA Premier VIP Health Care             1.71%
------------------------------------------------
   AXA Premier VIP International Equity    1.54%
------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.33%
------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.33%
------------------------------------------------
   AXA Premier VIP Large Cap Value         1.29%
------------------------------------------------
   AXA Premier VIP Mid Cap Growth          1.55%
------------------------------------------------
   AXA Premier VIP Mid Cap Value           1.49%
------------------------------------------------
   AXA Premier VIP Technology              1.61%
------------------------------------------------
   EQ/Alliance Common Stock                0.83%
------------------------------------------------
   EQ/Alliance Growth and Income           0.91%
------------------------------------------------
   EQ/Alliance International               1.09%
------------------------------------------------
   EQ/Alliance Large Cap Growth            1.02%
------------------------------------------------
   EQ/Alliance Small Cap Growth            1.09%
------------------------------------------------
   EQ/Bernstein Diversified Value          0.88%
------------------------------------------------
   EQ/Boston Advisors Equity Income        1.04%
------------------------------------------------
   EQ/Calvert Socially Responsible         1.03%
------------------------------------------------


16 Fee table

------------------------------------------------
                   Portfolio Name
------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
------------------------------------------------
   EQ/Capital Guardian International       1.18%
------------------------------------------------
   EQ/Capital Guardian Research            0.94%
------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
------------------------------------------------
   EQ/Evergreen Omega                      0.88%
------------------------------------------------
   EQ/FI Mid Cap                           0.95%
------------------------------------------------
   EQ/FI Mid Cap Value                     1.08%
------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.38%
------------------------------------------------
   EQ/GAMCO Small Company Value            1.17%
------------------------------------------------
   EQ/International Growth                 1.22%
------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
------------------------------------------------
   EQ/Lazard Small Cap Value               1.01%
------------------------------------------------
   EQ/Legg Mason Value Equity              0.99%
------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.97%
------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.01%
------------------------------------------------
   EQ/Marsico Focus                        1.14%
------------------------------------------------
   EQ/Mercury Basic Value Equity           0.93%
------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.01%
------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
------------------------------------------------
   EQ/Montag & Caldwell Growth             1.12%
------------------------------------------------
   EQ/UBS Growth and Income                1.04%
------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.78%
------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.02%
------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.12%
------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2005, which results in an estimated administrative charge of .014% of contract value.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                    Fee table 17

                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 --------------------------------------------------------
                   Portfolio Name                    1 year         3 years        5 years     10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,154.00     $ 1,991.00     $ 2,868.00     $ 4,998.00
AXA Conservative Allocation                      $ 1,123.00     $ 1,899.00     $ 2,718.00     $ 4,723.00
AXA Conservative-Plus Allocation                 $ 1,126.00     $ 1,908.00     $ 2,733.00     $ 4,751.00
AXA Moderate Allocation                          $ 1,131.00     $ 1,924.00     $ 2,758.00     $ 4,797.00
AXA Moderate-Plus Allocation                     $ 1,145.00     $ 1,963.00     $ 2,823.00     $ 4,916.00
AXA Premier VIP Aggressive Equity                $ 1,112.00     $ 1,868.00     $ 2,668.00     $ 4,630.00
AXA Premier VIP Core Bond                        $ 1,110.00     $ 1,862.00     $ 2,658.00     $ 4,611.00
AXA Premier VIP Health Care                      $ 1,184.00     $ 2,076.00     $ 3,005.00     $ 5,246.00
AXA Premier VIP High Yield                       $ 1,108.00     $ 1,856.00     $ 2,648.00     $ 4,592.00
AXA Premier VIP International Equity             $ 1,168.00     $ 2,031.00     $ 2,932.00     $ 5,114.00
AXA Premier VIP Large Cap Core Equity            $ 1,149.00     $ 1,976.00     $ 2,843.00     $ 4,952.00
AXA Premier VIP Large Cap Growth                 $ 1,147.00     $ 1,970.00     $ 2,833.00     $ 4,934.00
AXA Premier VIP Large Cap Value                  $ 1,146.00     $ 1,967.00     $ 2,828.00     $ 4,925.00
AXA Premier VIP Mid Cap Growth                   $ 1,170.00     $ 2,037.00     $ 2,942.00     $ 5,132.00
AXA Premier VIP Mid Cap Value                    $ 1,164.00     $ 2,019.00     $ 2,912.00     $ 5,078.00
AXA Premier VIP Technology                       $ 1,177.00     $ 2,058.00     $ 2,976.00     $ 5,193.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,091.00     $ 1,805.00     $ 2,566.00     $ 4,437.00
EQ/Alliance Growth and Income                    $ 1,100.00     $ 1,833.00     $ 2,611.00     $ 4,523.00
EQ/Alliance Intermediate Government Securities   $ 1,095.00     $ 1,818.00     $ 2,586.00     $ 4,475.00
EQ/Alliance International                        $ 1,126.00     $ 1,907.00     $ 2,732.00     $ 4,748.00
EQ/Alliance Large Cap Growth                     $ 1,136.00     $ 1,938.00     $ 2,782.00     $ 4,840.00
EQ/Alliance Quality Bond                         $ 1,094.00     $ 1,815.00     $ 2,581.00     $ 4,466.00
EQ/Alliance Small Cap Growth                     $ 1,120.00     $ 1,892.00     $ 2,707.00     $ 4,702.00
EQ/Ariel Appreciation II                         $ 1,843.00     $ 3,860.00     $ 5,672.00     $ 9,192.00
EQ/Bear Stearns Small Company Growth             $ 1,154.00     $ 1,990.00     $ 2,866.00     $ 4,995.00
EQ/Bernstein Diversified Value                   $ 1,106.00     $ 1,849.00     $ 2,636.00     $ 4,570.00
EQ/Boston Advisors Equity Income                 $ 1,123.00     $ 1,901.00     $ 2,722.00     $ 4,730.00
EQ/Calvert Socially Responsible                  $ 1,124.00     $ 1,904.00     $ 2,727.00     $ 4,739.00
EQ/Capital Guardian Growth                       $ 1,114.00     $ 1,873.00     $ 2,677.00     $ 4,646.00
EQ/Capital Guardian International                $ 1,141.00     $ 1,953.00     $ 2,807.00     $ 4,886.00
EQ/Capital Guardian Research                     $ 1,110.00     $ 1,861.00     $ 2,657.00     $ 4,608.00
EQ/Capital Guardian U.S. Equity                  $ 1,110.00     $ 1,861.00     $ 2,657.00     $ 4,608.00
EQ/Caywood-Scholl High Yield Bond                $ 1,116.00     $ 1,879.00     $ 2,687.00     $ 4,664.00
EQ/Equity 500 Index                              $ 1,068.00     $ 1,737.00     $ 2,453.00     $ 4,223.00
EQ/Evergreen International                       $ 1,769.00     $ 3,673.00     $ 5,412.00     $ 8,880.00
EQ/Evergreen Omega                               $ 1,115.00     $ 1,876.00     $ 2,682.00     $ 4,655.00
EQ/FI Mid Cap                                    $ 1,115.00     $ 1,876.00     $ 2,682.00     $ 4,655.00
EQ/FI Mid Cap Value                              $ 1,119.00     $ 1,889.00     $ 2,702.00     $ 4,692.00
EQ/GAMCO Mergers and Acquisitions                $ 1,192.00     $ 2,100.00     $ 3,043.00     $ 5,313.00
EQ/GAMCO Small Company Value                     $ 1,126.00     $ 1,907.00     $ 2,732.00     $ 4,748.00


---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                                 --------------------------------------------------------
                   Portfolio Name                    1 year       3 years         5 years       10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   804.00     $ 1,741.00     $ 2,718.00     $ 5,348.00
AXA Conservative Allocation                      $   773.00     $ 1,649.00     $ 2,568.00     $ 5,073.00
AXA Conservative-Plus Allocation                 $   776.00     $ 1,658.00     $ 2,583.00     $ 5,101.00
AXA Moderate Allocation                          $   781.00     $ 1,674.00     $ 2,608.00     $ 5,147.00
AXA Moderate-Plus Allocation                     $   795.00     $ 1,713.00     $ 2,673.00     $ 5,266.00
AXA Premier VIP Aggressive Equity                $   762.00     $ 1,618.00     $ 2,518.00     $ 4,980.00
AXA Premier VIP Core Bond                        $   760.00     $ 1,612.00     $ 2,508.00     $ 4,961.00
AXA Premier VIP Health Care                      $   834.00     $ 1,826.00     $ 2,855.00     $ 5,596.00
AXA Premier VIP High Yield                       $   758.00     $ 1,606.00     $ 2,498.00     $ 4,942.00
AXA Premier VIP International Equity             $   818.00     $ 1,781.00     $ 2,782.00     $ 5,464.00
AXA Premier VIP Large Cap Core Equity            $   799.00     $ 1,726.00     $ 2,693.00     $ 5,302.00
AXA Premier VIP Large Cap Growth                 $   797.00     $ 1,720.00     $ 2,683.00     $ 5,284.00
AXA Premier VIP Large Cap Value                  $   796.00     $ 1,717.00     $ 2,678.00     $ 5,275.00
AXA Premier VIP Mid Cap Growth                   $   820.00     $ 1,787.00     $ 2,792.00     $ 5,482.00
AXA Premier VIP Mid Cap Value                    $   814.00     $ 1,769.00     $ 2,762.00     $ 5,428.00
AXA Premier VIP Technology                       $   827.00     $ 1,808.00     $ 2,826.00     $ 5,543.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   741.00     $ 1,555.00     $ 2,416.00     $ 4,787.00
EQ/Alliance Growth and Income                    $   750.00     $ 1,583.00     $ 2,461.00     $ 4,873.00
EQ/Alliance Intermediate Government Securities   $   745.00     $ 1,568.00     $ 2,436.00     $ 4,825.00
EQ/Alliance International                        $   776.00     $ 1,657.00     $ 2,582.00     $ 5,098.00
EQ/Alliance Large Cap Growth                     $   786.00     $ 1,688.00     $ 2,632.00     $ 5,190.00
EQ/Alliance Quality Bond                         $   744.00     $ 1,565.00     $ 2,431.00     $ 4,816.00
EQ/Alliance Small Cap Growth                     $   770.00     $ 1,642.00     $ 2,557.00     $ 5,052.00
EQ/Ariel Appreciation II                         $ 1,493.00     $ 3,610.00     $ 5,522.00     $ 9,542.00
EQ/Bear Stearns Small Company Growth             $   804.00     $ 1,740.00     $ 2,716.00     $ 5,345.00
EQ/Bernstein Diversified Value                   $   756.00     $ 1,599.00     $ 2,486.00     $ 4,920.00
EQ/Boston Advisors Equity Income                 $   773.00     $ 1,651.00     $ 2,572.00     $ 5,080.00
EQ/Calvert Socially Responsible                  $   774.00     $ 1,654.00     $ 2,577.00     $ 5,089.00
EQ/Capital Guardian Growth                       $   764.00     $ 1,623.00     $ 2,527.00     $ 4,996.00
EQ/Capital Guardian International                $   791.00     $ 1,703.00     $ 2,657.00     $ 5,236.00
EQ/Capital Guardian Research                     $   760.00     $ 1,611.00     $ 2,507.00     $ 4,958.00
EQ/Capital Guardian U.S. Equity                  $   760.00     $ 1,611.00     $ 2,507.00     $ 4,958.00
EQ/Caywood-Scholl High Yield Bond                $   766.00     $ 1,629.00     $ 2,537.00     $ 5,014.00
EQ/Equity 500 Index                              $   718.00     $ 1,487.00     $ 2,303.00     $ 4,573.00
EQ/Evergreen International                       $ 1,419.00     $ 3,423.00     $ 5,262.00     $ 9,230.00
EQ/Evergreen Omega                               $   765.00     $ 1,626.00     $ 2,532.00     $ 5,005.00
EQ/FI Mid Cap                                    $   765.00     $ 1,626.00     $ 2,532.00     $ 5,005.00
EQ/FI Mid Cap Value                              $   769.00     $ 1,639.00     $ 2,552.00     $ 5,042.00
EQ/GAMCO Mergers and Acquisitions                $   842.00     $ 1,850.00     $ 2,893.00     $ 5,663.00
EQ/GAMCO Small Company Value                     $   776.00     $ 1,657.00     $ 2,582.00     $ 5,098.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                       If you do not surrender your contract at the
                                                             end of the applicable time period
                                                 --------------------------------------------------------
                   Portfolio Name                    1 year         3 years        5 years     10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   454.00     $ 1,391.00     $ 2,368.00     $ 4,998.00
AXA Conservative Allocation                      $   423.00     $ 1,299.00     $ 2,218.00     $ 4,723.00
AXA Conservative-Plus Allocation                 $   426.00     $ 1,308.00     $ 2,233.00     $ 4,751.00
AXA Moderate Allocation                          $   431.00     $ 1,324.00     $ 2,258.00     $ 4,797.00
AXA Moderate-Plus Allocation                     $   445.00     $ 1,363.00     $ 2,323.00     $ 4,916.00
AXA Premier VIP Aggressive Equity                $   412.00     $ 1,268.00     $ 2,168.00     $ 4,630.00
AXA Premier VIP Core Bond                        $   410.00     $ 1,262.00     $ 2,158.00     $ 4,611.00
AXA Premier VIP Health Care                      $   484.00     $ 1,476.00     $ 2,505.00     $ 5,246.00
AXA Premier VIP High Yield                       $   408.00     $ 1,256.00     $ 2,148.00     $ 4,592.00
AXA Premier VIP International Equity             $   468.00     $ 1,431.00     $ 2,432.00     $ 5,114.00
AXA Premier VIP Large Cap Core Equity            $   449.00     $ 1,376.00     $ 2,343.00     $ 4,952.00
AXA Premier VIP Large Cap Growth                 $   447.00     $ 1,370.00     $ 2,333.00     $ 4,934.00
AXA Premier VIP Large Cap Value                  $   446.00     $ 1,367.00     $ 2,328.00     $ 4,925.00
AXA Premier VIP Mid Cap Growth                   $   470.00     $ 1,437.00     $ 2,442.00     $ 5,132.00
AXA Premier VIP Mid Cap Value                    $   464.00     $ 1,419.00     $ 2,412.00     $ 5,078.00
AXA Premier VIP Technology                       $   477.00     $ 1,458.00     $ 2,476.00     $ 5,193.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   391.00     $ 1,205.00     $ 2,066.00     $ 4,437.00
EQ/Alliance Growth and Income                    $   400.00     $ 1,233.00     $ 2,111.00     $ 4,523.00
EQ/Alliance Intermediate Government Securities   $   395.00     $ 1,218.00     $ 2,086.00     $ 4,475.00
EQ/Alliance International                        $   426.00     $ 1,307.00     $ 2,232.00     $ 4,748.00
EQ/Alliance Large Cap Growth                     $   436.00     $ 1,338.00     $ 2,282.00     $ 4,840.00
EQ/Alliance Quality Bond                         $   394.00     $ 1,215.00     $ 2,081.00     $ 4,466.00
EQ/Alliance Small Cap Growth                     $   420.00     $ 1,292.00     $ 2,207.00     $ 4,702.00
EQ/Ariel Appreciation II                         $ 1,143.00     $ 3,260.00     $ 5,172.00     $ 9,192.00
EQ/Bear Stearns Small Company Growth             $   454.00     $ 1,390.00     $ 2,366.00     $ 4,995.00
EQ/Bernstein Diversified Value                   $   406.00     $ 1,249.00     $ 2,136.00     $ 4,570.00
EQ/Boston Advisors Equity Income                 $   423.00     $ 1,301.00     $ 2,222.00     $ 4,730.00
EQ/Calvert Socially Responsible                  $   424.00     $ 1,304.00     $ 2,227.00     $ 4,739.00
EQ/Capital Guardian Growth                       $   414.00     $ 1,273.00     $ 2,177.00     $ 4,646.00
EQ/Capital Guardian International                $   441.00     $ 1,353.00     $ 2,307.00     $ 4,886.00
EQ/Capital Guardian Research                     $   410.00     $ 1,261.00     $ 2,157.00     $ 4,608.00
EQ/Capital Guardian U.S. Equity                  $   410.00     $ 1,261.00     $ 2,157.00     $ 4,608.00
EQ/Caywood-Scholl High Yield Bond                $   416.00     $ 1,279.00     $ 2,187.00     $ 4,664.00
EQ/Equity 500 Index                              $   368.00     $ 1,137.00     $ 1,953.00     $ 4,223.00
EQ/Evergreen International                       $ 1,069.00     $ 3,073.00     $ 4,912.00     $ 8,880.00
EQ/Evergreen Omega                               $   415.00     $ 1,276.00     $ 2,182.00     $ 4,655.00
EQ/FI Mid Cap                                    $   415.00     $ 1,276.00     $ 2,182.00     $ 4,655.00
EQ/FI Mid Cap Value                              $   419.00     $ 1,289.00     $ 2,202.00     $ 4,692.00
EQ/GAMCO Mergers and Acquisitions                $   492.00     $ 1,500.00     $ 2,543.00     $ 5,313.00
EQ/GAMCO Small Company Value                     $   426.00     $ 1,307.00     $ 2,232.00     $ 4,748.00
---------------------------------------------------------------------------------------------------------


18 Fee table

---------------------------------------------------------------------------------------------------------
                                                         If you surrender your contract at the end
                                                               of the applicable time period
                                                 --------------------------------------------------------
              Portfolio Name                        1 year          3 years        5 years     10 years
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/International Growth                          $ 1,148.00     $ 1,972.00     $ 2,836.00     $ 4,941.00
EQ/Janus Large Cap Growth                        $ 1,138.00     $ 1,944.00     $ 2,792.00     $ 4,859.00
EQ/JPMorgan Core Bond                            $ 1,088.00     $ 1,796.00     $ 2,550.00     $ 4,408.00
EQ/JPMorgan Value Opportunities                  $ 1,107.00     $ 1,852.00     $ 2,641.00     $ 4,580.00
EQ/Lazard Small Cap Value                        $ 1,119.00     $ 1,889.00     $ 2,702.00     $ 4,692.00
EQ/Legg Mason Value Equity                       $ 1,418.00     $ 2,741.00     $ 4,045.00     $ 6,981.00
EQ/Long Term Bond                                $ 1,099.00     $ 1,830.00     $ 2,606.00     $ 4,513.00
EQ/Lord Abbett Growth and Income                 $ 1,194.00     $ 2,106.00     $ 3,052.00     $ 5,330.00
EQ/Lord Abbett Large Cap Core                    $ 1,235.00     $ 2,224.00     $ 3,241.00     $ 5,661.00
EQ/Lord Abbett Mid Cap Value                     $ 1,143.00     $ 1,959.00     $ 2,817.00     $ 4,904.00
EQ/Marsico Focus                                 $ 1,133.00     $ 1,929.00     $ 2,767.00     $ 4,813.00
EQ/Mercury Basic Value Equity                    $ 1,101.00     $ 1,836.00     $ 2,616.00     $ 4,532.00
EQ/Mercury International Value                   $ 1,141.00     $ 1,953.00     $ 2,807.00     $ 4,886.00
EQ/MFS Emerging Growth Companies                 $ 1,111.00     $ 1,864.00     $ 2,662.00     $ 4,617.00
EQ/MFS Investors Trust                           $ 1,110.00     $ 1,861.00     $ 2,657.00     $ 4,608.00
EQ/Money Market                                  $ 1,077.00     $ 1,765.00     $ 2,499.00     $ 4,311.00
EQ/Montag & Caldwell Growth                      $ 1,123.00     $ 1,901.00     $ 2,722.00     $ 4,730.00
EQ/PIMCO Real Return                             $ 1,111.00     $ 1,864.00     $ 2,662.00     $ 4,617.00
EQ/Short Duration Bond                           $ 1,089.00     $ 1,799.00     $ 2,555.00     $ 4,418.00
EQ/Small Company Index                           $ 1,071.00     $ 1,746.00     $ 2,469.00     $ 4,253.00
EQ/TCW Equity                                    $ 1,129.00     $ 1,916.00     $ 2,747.00     $ 4,776.00
EQ/UBS Growth and Income                         $ 1,127.00     $ 1,910.00     $ 2,737.00     $ 4,757.00
EQ/Van Kampen Comstock                           $ 1,137.00     $ 1,941.00     $ 2,787.00     $ 4,850.00
EQ/Van Kampen Emerging Markets Equity            $ 1,199.00     $ 2,121.00     $ 3,077.00     $ 5,373.00
EQ/Van Kampen Mid Cap Growth                     $ 1,189.00     $ 2,091.00     $ 3,028.00     $ 5,287.00
EQ/Wells Fargo Montgomery Small Cap              $ 1,356.00     $ 2,569.00     $ 3,781.00     $ 6,564.00
---------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Eq         $ 1,680.00     $ 3,443.00     $ 5,085.00     $ 8,466.00
---------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $ 1,292.00     $ 2,386.00     $ 3,497.00     $ 6,098.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                                 --------------------------------------------------------
              Portfolio Name                         1 year         3 years        5 years     10 years
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/International Growth                          $   798.00     $ 1,722.00     $ 2,686.00     $ 5,291.00
EQ/Janus Large Cap Growth                        $   788.00     $ 1,694.00     $ 2,642.00     $ 5,209.00
EQ/JPMorgan Core Bond                            $   738.00     $ 1,546.00     $ 2,400.00     $ 4,758.00
EQ/JPMorgan Value Opportunities                  $   757.00     $ 1,602.00     $ 2,491.00     $ 4,930.00
EQ/Lazard Small Cap Value                        $   769.00     $ 1,639.00     $ 2,552.00     $ 5,042.00
EQ/Legg Mason Value Equity                       $ 1,068.00     $ 2,491.00     $ 3,895.00     $ 7,331.00
EQ/Long Term Bond                                $   749.00     $ 1,580.00     $ 2,456.00     $ 4,863.00
EQ/Lord Abbett Growth and Income                 $   844.00     $ 1,856.00     $ 2,902.00     $ 5,680.00
EQ/Lord Abbett Large Cap Core                    $   885.00     $ 1,974.00     $ 3,091.00     $ 6,011.00
EQ/Lord Abbett Mid Cap Value                     $   793.00     $ 1,709.00     $ 2,667.00     $ 5,254.00
EQ/Marsico Focus                                 $   783.00     $ 1,679.00     $ 2,617.00     $ 5,163.00
EQ/Mercury Basic Value Equity                    $   751.00     $ 1,586.00     $ 2,466.00     $ 4,882.00
EQ/Mercury International Value                   $   791.00     $ 1,703.00     $ 2,657.00     $ 5,236.00
EQ/MFS Emerging Growth Companies                 $   761.00     $ 1,614.00     $ 2,512.00     $ 4,967.00
EQ/MFS Investors Trust                           $   760.00     $ 1,611.00     $ 2,507.00     $ 4,958.00
EQ/Money Market                                  $   727.00     $ 1,515.00     $ 2,349.00     $ 4,661.00
EQ/Montag & Caldwell Growth                      $   773.00     $ 1,651.00     $ 2,572.00     $ 5,080.00
EQ/PIMCO Real Return                             $   761.00     $ 1,614.00     $ 2,512.00     $ 4,967.00
EQ/Short Duration Bond                           $   739.00     $ 1,549.00     $ 2,405.00     $ 4,768.00
EQ/Small Company Index                           $   721.00     $ 1,496.00     $ 2,319.00     $ 4,603.00
EQ/TCW Equity                                    $   779.00     $ 1,666.00     $ 2,597.00     $ 5,126.00
EQ/UBS Growth and Income                         $   777.00     $ 1,660.00     $ 2,587.00     $ 5,107.00
EQ/Van Kampen Comstock                           $   787.00     $ 1,691.00     $ 2,637.00     $ 5,200.00
EQ/Van Kampen Emerging Markets Equity            $   849.00     $ 1,871.00     $ 2,927.00     $ 5,723.00
EQ/Van Kampen Mid Cap Growth                     $   839.00     $ 1,841.00     $ 2,878.00     $ 5,637.00
EQ/Wells Fargo Montgomery Small Cap              $ 1,006.00     $ 2,319.00     $ 3,631.00     $ 6,914.00
---------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Eq         $ 1,330.00     $ 3,193.00     $ 4,935.00     $ 8,816.00
---------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $   942.00     $ 2,136.00     $ 3,347.00     $ 6,448.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                          If you do not surrender your contract
                                                             at of the applicable time period
                                                 --------------------------------------------------------
              Portfolio Name                         1 year         3 years       5 years      10 years
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/International Growth                          $ 448.00       $ 1,372.00     $ 2,336.00     $ 4,941.00
EQ/Janus Large Cap Growth                        $ 438.00       $ 1,344.00     $ 2,292.00     $ 4,859.00
EQ/JPMorgan Core Bond                            $ 388.00       $ 1,196.00     $ 2,050.00     $ 4,408.00
EQ/JPMorgan Value Opportunities                  $ 407.00       $ 1,252.00     $ 2,141.00     $ 4,580.00
EQ/Lazard Small Cap Value                        $ 419.00       $ 1,289.00     $ 2,202.00     $ 4,692.00
EQ/Legg Mason Value Equity                       $ 718.00       $ 2,141.00     $ 3,545.00     $ 6,981.00
EQ/Long Term Bond                                $ 399.00       $ 1,230.00     $ 2,106.00     $ 4,513.00
EQ/Lord Abbett Growth and Income                 $ 494.00       $ 1,506.00     $ 2,552.00     $ 5,330.00
EQ/Lord Abbett Large Cap Core                    $ 535.00       $ 1,624.00     $ 2,741.00     $ 5,661.00
EQ/Lord Abbett Mid Cap Value                     $ 443.00       $ 1,359.00     $ 2,317.00     $ 4,904.00
EQ/Marsico Focus                                 $ 433.00       $ 1,329.00     $ 2,267.00     $ 4,813.00
EQ/Mercury Basic Value Equity                    $ 401.00       $ 1,236.00     $ 2,116.00     $ 4,532.00
EQ/Mercury International Value                   $ 441.00       $ 1,353.00     $ 2,307.00     $ 4,886.00
EQ/MFS Emerging Growth Companies                 $ 411.00       $ 1,264.00     $ 2,162.00     $ 4,617.00
EQ/MFS Investors Trust                           $ 410.00       $ 1,261.00     $ 2,157.00     $ 4,608.00
EQ/Money Market                                  $ 377.00       $ 1,165.00     $ 1,999.00     $ 4,311.00
EQ/Montag & Caldwell Growth                      $ 423.00       $ 1,301.00     $ 2,222.00     $ 4,730.00
EQ/PIMCO Real Return                             $ 411.00       $ 1,264.00     $ 2,162.00     $ 4,617.00
EQ/Short Duration Bond                           $ 389.00       $ 1,199.00     $ 2,055.00     $ 4,418.00
EQ/Small Company Index                           $ 371.00       $ 1,146.00     $ 1,969.00     $ 4,253.00
EQ/TCW Equity                                    $ 429.00       $ 1,316.00     $ 2,247.00     $ 4,776.00
EQ/UBS Growth and Income                         $ 427.00       $ 1,310.00     $ 2,237.00     $ 4,757.00
EQ/Van Kampen Comstock                           $ 437.00       $ 1,341.00     $ 2,287.00     $ 4,850.00
EQ/Van Kampen Emerging Markets Equity            $ 499.00       $ 1,521.00     $ 2,577.00     $ 5,373.00
EQ/Van Kampen Mid Cap Growth                     $ 489.00       $ 1,491.00     $ 2,528.00     $ 5,287.00
EQ/Wells Fargo Montgomery Small Cap              $ 656.00       $ 1,969.00     $ 3,281.00     $ 6,564.00
---------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Eq         $ 980.00       $ 2,843.00     $ 4,585.00     $ 8,466.00
---------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $ 592.00       $ 1,786.00     $ 2,997.00     $ 6,098.00
---------------------------------------------------------------------------------------------------------


                                                                    Fee table 19

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2005.



20 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call

"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.



--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
NQ                 0 through 85       o $5,000 (initial)      o After-tax money.                o For annuitants up to age 83 at
                                                                                                  contract issue, no additional
                                      o $500 (additional)     o Paid to us by check or            contributions may be made after
                                                                transfer of contract value in     attainment of age 84, or, if
                                                                a tax-deferred exchange           later, the first contract
                                                                under Section 1035 of the         anniversary.*
                                                                Internal Revenue Code.
                                                                                                o For annuitants age 84 or 85 at
                                                                                                  contract issue, additional
                                                                                                  contributions may be made up to
                                                                                                  one year from contract issue.*
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA       20 through 85      o $5,000 (initial)      o Eligible rollover distribu      o For annuitants up to age 83
                                                                tions from TSA contracts or       at contract issue, no addi-
                                      o $50 (additional)        other 403(b) arrangements,        tional contributions may be
                                                                qualified plans, and govern-      made after attainment of
                                                                mental employer 457(b)            age 84, or, if later, the first
                                                                plans.                            contract anniversary.*

                                                              o Rollovers from another          o For annuitants age 84 or 85
                                                                traditional individual retire-    at contract issue, additional
                                                                ment arrangement.                 contributions may be made
                                                                                                  up to one year from contract
                                                              o Direct custodian-to-              issue.*
                                                                custodian transfers from
                                                                another traditional indi-       o Contributions after age 70-1/2
                                                                vidual retirement                 must be net of required
                                                                arrangement.                      minimum distributions.

                                                              o Regular IRA contributions.      o Although we accept regular
                                                                                                  IRA contributions (limited to
                                                              o Additional "catch-up"             $4,000 for 2006 and 2007)
                                                                contributions.                    under rollover IRA contracts,
                                                                                                  we intend that this contract
                                                                                                  be used primarily for rollover
                                                                                                  and direct transfer
                                                                                                  contributions.

                                                                                                o Additional catch-up contributions
                                                                                                  of up to $1,000 can be made for
                                                                                                  calendar years 2006 and 2007
                                                                                                  where the owner is at least
                                                                                                  age 50 but under age 70-1/2 at
                                                                                                  any time during the calendar
                                                                                                  year for which the
                                                                                                  contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion    20 through 85      o $5,000 (initial)      o Rollovers from another          o For annuitants up to age 83
IRA                                                             Roth IRA.                         at contract issue, no addi-
                                      o $50 (additional)                                          tional contributions may be
                                                              o Rollovers from a "desig-          made after attainment of
                                                                nated Roth contribution           age 84, or, if later, the first
                                                                account" under a 401(k)           contract anniversary.*
                                                                plan or 403(b) arrange-
                                                                ment.                           o For annuitants age 84 or 85
                                                                                                  at contract issue, additional
                                                              o Conversion rollovers from a       contributions may be made
                                                                traditional IRA.                  up to one year from contract
                                                                                                  issue.*
                                                              o Direct transfers from
                                                                another Roth IRA.               o Conversion rollovers after
                                                                                                  age 70-1/2 must be net of
                                                              o Regular Roth IRA contributions.   required minimum distribu-
                                                                                                  tions for the traditional IRA
                                                              o Additional catch-up               you are rolling over.
                                                                contributions.
                                                                                                o You cannot roll over funds
                                                                                                  from a traditional IRA if your
                                                                                                  adjusted gross income is
                                                                                                  $100,000 or more.

                                                                                                o Although we accept regular
                                                                                                  Roth IRA contributions (limited to
                                                                                                  $4,000 for 2006 and 2007) under
                                                                                                  Roth IRA con- tracts, we intend
                                                                                                  that this contract be used
                                                                                                  primarily for rollover and
                                                                                                  direct transfer
                                                                                                  contributions.

                                                                                                o Additional catch-up contributions
                                                                                                  of up to $1,000 can be made for
                                                                                                  calendar years 2006 and 2007
                                                                                                  where the owner is at least age
                                                                                                  50 at any time during the
                                                                                                  calendar year for which the
                                                                                                  contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA       20 through 85      o $5,000 (initial)      o Direct transfers of pre-tax     o For annuitants up to age 83
                                                                funds from another contract       at contract issue, no additional
                                      o $500 (additional)       or arrangement under Section      contributions may be made after
                                                                403(b) of the Internal Revenue    attainment of age 84,or, if
                                                                Code, complying with IRS          later, the first contract
                                                                Revenue Ruling 90-24.             anniversary.*

                                                              o Eligible rollover distribu-     o For annuitants age 84 or 85
                                                                tions of pre-tax funds from       at contract issue, additional
                                                                other 403(b) plans. Subse-        contributions may be made
                                                                quent contributions may           up to one year from contract
                                                                also be rollovers from quali-     issue.*
                                                                fied plans, governmental
                                                                employer 457(b) plans and       o Rollover or direct transfer
                                                                traditional IRAs.                 contributions after age 70-1/2
                                                                                                  must be net of any required
                                                                                                  minimum distributions.

                                                                                                o We do not accept employer-
                                                                                                  remitted contributions.
------------------------------------------------------------------------------------------------------------------------------------
QP                 20 through 75      o $5,000 (initial)      o Only transfer contributions     o We do not accept regular
                                                                from other investments            ongoing payroll
                                      o $500 (additional)       within an existing defined        contributions.
                                                                contribution qualified plan
                                                                trust.                          o Only one additional transfer
                                                                                                  contribution may be made
                                                              o The plan must be qualified        during a contract year.
                                                                under Section 401(a) of the
                                                                Internal Revenue Code.          o No additional transfer con-
                                                                                                  tributions after the
                                                              o For 401(k) plans, trans-          attainment of age 76 or, if
                                                                ferred contributions may          later, the first contract
                                                                not include any after-tax         anniversary.
                                                                contributions.
                                                                                                o Contributions after age
                                                                                                  70-1/2 must be net of any
                                                                                                  required minimum distributions.

                                                                                                o A separate QP contract must
                                                                                                  be established for each plan
                                                                                                  participant.

                                                                                                o We do not accept contributions
                                                                                                  from defined benefit plans.

See Appendix I at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70      o $2,000 (initial)      o Regular traditional IRA         o No regular IRA contributions
IRA                                                             contributions.                    in the calendar year you turn
                                      o $50 (additional)                                          age 70-1/2 and thereafter.
                                                              o Additional catch-up
                                                                contributions.                  o Rollover and direct
                                                                                                  transfer contributions may
                                                              o Eligible rollover distribu-       be made up to attainment of age
                                                                tions from TSA contracts or       84.*
                                                                other 403(b) arrangements,
                                                                qualified plans, and govern-    o Regular contributions may
                                                                mental employer 457(b)            not exceed $4,000 for 2006
                                                                plans.                            and 2007.

                                                              o Rollovers from another          o Rollover and direct transfer
                                                                traditional individual retire-    contributions after age 70-1/2
                                                                ment arrangement.                 must be net of required
                                                                                                  minimum distributions.
                                                              o Direct custodian-
                                                                to-custodian transfers from     o Although we accept rollover
                                                                another traditional indi-         and direct transfer contribu-
                                                                vidual retirement                 tions under the Flexible
                                                                arrangement.                      Premium IRA contract, we
                                                                                                  intend that this contract be
                                                                                                  used for ongoing regular
                                                                                                  contributions.

                                                                                                o Additional catch-up contributions
                                                                                                  of up to $1,000 can be made for
                                                                                                  calendar years 2006 and 2007
                                                                                                  where the owner is at least age
                                                                                                  50 but under age 70-1/2 at any
                                                                                                  time during the calendar year for
                                                                                                  which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 25

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 85         o $2,000 (initial)   o Regular after-tax               o For annuitants up to age 83
Roth IRA                                                        contributions.                    at contract issue, no addi-
                                         o $50 (additional)                                       tional contributions may be
                                                              o Additional catch-up               made after the attainment
                                                                contributions.                    of age 84, or, if later, the
                                                                                                  first contract anniversary.*
                                                              o Rollovers from another
                                                                Roth IRA.                       o For annuitants age 84 and
                                                                                                  85 at contract issue, addi-
                                                              o Rollovers from a "desig-          tional contributions may be
                                                                nated Roth contribution           made up to one year from
                                                                account" under a 401(k)           contract issue.*
                                                                plan or 403(b) arrangement.
                                                                                                o Regular Roth IRA contribu-
                                                              o Conversion rollovers from a       tions may not exceed
                                                                traditional IRA.                  $4,000 for 2006 and 2007.

                                                              o Direct transfers from           o Contributions are subject to
                                                                another Roth IRA.                 income limits and other tax
                                                                                                  rules.

                                                                                                o Although we accept rollover
                                                                                                  and direct transfer contribu-
                                                                                                  tions under the Flexible
                                                                                                  Premium Roth IRA contract, we
                                                                                                  intend that this contract be
                                                                                                  used for ongoing regular Roth
                                                                                                  IRA contributions.

                                                                                                o Additional catch-up contri-
                                                                                                  butions of up to $1,000 can be
                                                                                                  made for calendar years 2006
                                                                                                  and 2007 where the owner is at
                                                                                                  least age 50 at any time
                                                                                                  during the calendar year for
                                                                                                  which the contribu- tion is
                                                                                                  made.
------------------------------------------------------------------------------------------------------------------------------------


26 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70               o $5,000 (initial)      o  Direct custodian-to-           o Any additional contributions
Beneficiary                                                     custodian transfers of your       must be from the same type
Continuation                          o $1,000 (additional)     interest as a death benefi-       of IRA of the same deceased
Contract (tradi-                                                ciary of the deceased             owner.
tional IRA or                                                   owner's traditional indi-
Roth IRA)                                                       vidual retirement
                                                                arrangement or Roth IRA to
                                                                an IRA of the same type.
------------------------------------------------------------------------------------------------------------------------------------


+ If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date. Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VIII later in the Prospectus to see if additional contributions are permitted in your state.

* For Pennsylvania contracts, please see Appendix VIII later in this Prospectus for state variations.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.

                                               Contract features and benefits 27

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state. If the Spousal protection feature is elected, the spouses must be joint owners, one of the spouses must be the annuitant, and both must be named as the only primary beneficiaries.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix I at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.


28  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
 Portfolio Name                Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION      Seeks long-term capital appreciation.                   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION    Seeks a high level of current income.                   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS          Seeks current income and growth of capital, with a      o AXA Equitable
 ALLOCATION                    greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Seeks long-term capital appreciation and current        o AXA Equitable
                               income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS              Seeks long-term capital appreciation and current        o AXA Equitable
 ALLOCATION                    income, with a greater emphasis on capital
                               appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE     Long-term growth of capital.                            o AllianceBernstein L.P.
 EQUITY
                                                                                       o Legg Mason Capital Management, Inc.

                                                                                       o MFS Investment Management

                                                                                       o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND      To seek a balance of a high current income and          o BlackRock Advisors, Inc.
                               capital appreciation, consistent with a prudent
                               level of risk.                                          o Pacific Investment Management Company  LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE    Long-term growth of capital.                            o A I M Capital Management, Inc.

                                                                                       o RCM Capital Management LLC

                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD     High total return through a combination of current      o Pacific Investment Management Company LLC
                               income and capital appreciation.
                                                                                       o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                Long-term growth of capital.                            o AllianceBernstein L.P.
 INTERNATIONAL EQUITY
                                                                                       o J.P. Morgan Investment Management Inc.

                                                                                       o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Long-term growth of capital.                            o AllianceBernstein L.P.
 CORE EQUITY
                                                                                       o Janus Capital Management LLC

                                                                                       o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 29

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name                Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                       o RCM Capital Management LLC

                                                                                       o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Long-term growth of capital.                            o AllianceBernstein L.P.
 VALUE
                                                                                       o Institutional Capital Corporation

                                                                                       o MFS Investment Management
 -----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                       o Franklin Advisers, Inc.

                                                                                       o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE  Long-term growth of capital.                            o AXA Rosenberg Investment Management LLC

                                                                                       o TCW Investment Management Company

                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY     Long-term growth of capital.                            o Firsthand Capital Management, Inc.

                                                                                       o RCM Capital Management LLC

                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK       Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND INCOME  Seeks to provide a high total return.                   o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE       Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
 GOVERNMENT SECURITIES         relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL      Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP GROWTH   Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 -----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND       Seeks to achieve high current income consistent         o AllianceBernstein L.P.
                               with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP GROWTH   Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks long-term appreciation.                           o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL          Seeks to achieve capital appreciation.                  o Bear Stearns Asset Management Inc.
 COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE Seeks capital appreciation.                             o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve     o Boston Advisors, LLC
 INCOME                        an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                   o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             and Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks long-term growth of capital.                      o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                 o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------


30 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                Objective                                             Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                       o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that               o AllianceBernstein L.P.
                               approximates the total return performance of the
                               S&P 500 Index, including reinvestment of dividends,
                               at a risk level consistent with that of the S&P
                               500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.                o Evergreen Investment Management Company,
 BOND                                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                         o Evergreen Investment Management Company,
                                                                                         LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE            Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.                  o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY Seeks to maximize capital appreciation.                         o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                  o MFS Investment Management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                      o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with    o J.P. Morgan Investment Management Inc.
                               moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.                         o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                             o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.                      o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation       o Mercury Advisors
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without       o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with          o Lord, Abbett & Co. LLC
 CORE                          reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                   o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.     o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks to provide current income and long-term growth    o Merrill Lynch Investment Managers
 VALUE                         of income, accompanied by growth of capital.              International Limited
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 31


------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.              o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital                       o MFS Investment Management
                               with a secondary objective to seek reasonable
                               current income. For purposes of this Portfolio,
                               the words "reasonable current income" mean
                               moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current                 o The Dreyfus Corporation
                               income, preserve its assets and maintain
                               liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                  o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent                    o Pacific Investment Management Company, LLC
                               with preservation of real capital and prudent
                               investment management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of         o Mercury Advisors
                               principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible               o AllianceBernstein L.P.
                               (before the deduction of portfolio expenses)
                               the total return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY                  Seeks to achieve long-term capital appreciation.        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital           o UBS Global Asset Management (Americas) Inc.
                               appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Capital growth and income.                              o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks long-term capital appreciation.                   o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Capital growth.                                         o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY      Seeks long-term capital appreciation.                   o Wells Capital Management Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
 Laudus Variable
 Insurance Trust
 Portfolio Name                Objective                                               Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     Seeks to increase the value of your investment in       o Charles Schwab Investment Management, Inc.
 LONG/SHORT EQUITY             bull markets and bear markets through strategies
                               that are designed to have limited exposure to           o AXA Rosenberg Investment Management LLC
                               general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional
 Funds, Inc.
 Portfolio Name                Objective                                               Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II   Seeks to provide above average current                  o Van Kampen (is the name under which
                               income and long-term capital appreciation by              Morgan Stanley Investment Management
                               investing primarily in equity securities of               Inc. does business in certain situations)
                               companies in the U.S. real estate industry,
                               including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

32 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VIII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2006 is 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VIII later in this Prospectus to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

Under the Special 10 year fixed maturity option (which is available only under GPB Option 2), additional contributions will have the same maturity date as your initial contribution (see "The guaranteed principal benefits" below). The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2006, the next available maturity date was February 15, 2007. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

                                              Contract features and benefits  33

(b)  the length of time remaining until the maturity date.


If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits or dollar cost averaging. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VIII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

THE GUARANTEED PRINCIPAL BENEFITS

Subject to state availability (see Appendix VIII later in this Prospectus for more information on state availability of these benefits), we offer a guaranteed principal benefit ("GPB") with two options. You may only elect one of the GPBs. Neither GPB is available under Inherited IRA contracts. We will not offer either GPB when the rate to maturity for the applicable fixed maturity option is 3%. If you elect either GPB, you may not elect the Guaranteed minimum income benefit, Principal Protector(SM), the systematic withdrawals option or the substantially equal withdrawals option. Both GPB options allow you to allocate a portion of your contribution or contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1.

You may elect GPB Option 1 only if the annuitant is age 80 or younger when the contract is issued (after age 75, only the 7-year fixed maturity option is available). You may elect GPB Option 2 only if the annuitant is age 75 or younger when the contract is issued. GPB Option 2 is not available for purchase with any Flexible Premium IRA contract whether traditional or Roth. If you are purchasing an IRA, QP or Rollover TSA contract, before you either purchase GPB Option 2 or elect GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, guaranteed interest option and permissible funds outside this contract are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus. If you elect GPB Option 2 and change ownership of the contract, GPB Option 2 will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

GUARANTEED PRINCIPAL BENEFIT OPTION 1. Under GPB Option 1, you select a fixed maturity option at the time you sign your application. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The percentage of your contribution allocated to the fixed maturity option will be calculated based upon the rate to maturity then in effect for the fixed maturity option you choose. Your contract will contain information on the amount of your contribution allocated to the fixed maturity option. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You may allocate the rest of your initial contribution to the investment options and guaranteed interest option however you choose (unless you elect a dollar cost averaging program, in which case the remainder of your initial contribution must be allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same

34  Contract features and benefits
choices with respect to the maturity value as described above under "Your choices at the maturity date." There is no charge for GPB Option 1.

GUARANTEED PRINCIPAL BENEFIT OPTION 2. You may purchase GPB Option 2 at the time you apply for your contract. IF YOU PURCHASE GPB OPTION 2, YOU MAY NOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT AFTER SIX MONTHS FROM THE CONTRACT ISSUE DATE OR AT ANY EARLIER TIME IF AT SUCH TIME THE THEN APPLICABLE RATE TO MATURITY ON THE SPECIAL 10 YEAR FIXED MATURITY OPTION IS 3%. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable.

We specify the portion of your initial contribution, and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract will contain information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.

If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions, transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see "Market value adjustment" under "Fixed maturity options" above in this section).

Once you purchase the Guaranteed principal benefit option 2, you may not voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a fee associated with GPB Option 2 (see "Charges and expenses" later in this Prospectus). You should note that the purchase of GPB Option 2 is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued. If you later decide that you would like to make additional contributions to the Accumulator(R) contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under this contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).

The purchase of GPB Option 2 is also not appropriate if you plan on terminating your contract before the maturity date of the Special 10 year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example the guaranteed death benefits and Protection Plus(SM)). You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 may not be appropriate because of the guarantees already provided by these options. An example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.

DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not

                                              Contract features and benefits  35
change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging." If you elect Principal Protector(SM), you may not participate in the special dollar cost averaging program.

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.


We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. See Appendix VIII later in this Prospectus.) You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.


If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of

36  Contract features and benefits
the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not currently participate in any dollar cost averaging program if you are participating in a rebalancing program. We plan to make special dollar cost averaging and Investment Simplifier available with Option I in the 3rd quarter of 2006. See "Transferring your money among investment options" later in this Prospectus. If you elect a GPB and a dollar cost averaging program, 100% of your contributions not allocated to the fixed maturity option under the GPB must be allocated to the dollar cost averaging program you elect.


Not all dollar cost averaging programs are available in every state. See Appendix VIII later in this Prospectus for more information on state availability.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.


STANDARD DEATH BENEFIT. Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     less


o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus.

6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o    your initial contribution and any additional contributions to the contract;
     plus

o    daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus.

The effective annual roll-up rate credited to the benefit base is:

o 6% with respect to the variable investment options (other than EQ/Alliance Intermediate Government Securities, EQ/Money Market and EQ/Short Duration
     Bond), and the account for special dollar cost averaging; the effective annual rate may be 4% in some states. Please see Appendix VIII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, and EQ/Short Duration Bond, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:


o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract anniversary up to the contract anniversary following the annuitant's 85th birthday, plus any contributions made since the most recent contract anniversary,

                                      less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus).


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date


                                              Contract features and benefits  37
anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit will not be eligible for another reset for five years. If after your death your spouse continues this contract as Successor owner/annuitant, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75.

It is important to note that once you have reset your Roll-Up benefit base, a new 10 year waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, although there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

The Roll-Up benefit base for both the Guaranteed minimum death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset.

For information about whether the Guaranteed death benefit/ Guaranteed minimum income benefit roll-up benefit base reset is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum death benefit/ guaranteed minimum income benefit roll-up benefit base reset is also subject to state approval. Please contact your financial professional for more information about availability in your state.


ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.

GUARANTEED MINIMUM INCOME BENEFIT OPTION


The Guaranteed minimum income benefit is available if the annuitant is age 20 through 75 at the time the contract is issued. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you are purchasing this contract as an Inherited IRA or if you elect a GPB option or Principal Protector(SM), the Guaranteed minimum income benefit is not available. If you are purchasing this contract to fund a Charitable Remainder Trust, the Guaranteed minimum income benefit is not available, except for certain split-funded Charitable Remainder Trusts. If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner's death.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:

                    ------------------------------------------
                                  Level payments
                    ------------------------------------------
                                       Period certain years
                                     -------------------------
                      Annuitant's
                    age at exercise      IRAs           NQ
                    ------------------------------------------
                    75 and younger        10            10
                          76              9             10
                          77              8             10
                          78              7             10
                          79              7             10
                          80              7             10
                          81              7             9
                          82              7             8
                          83              7             7
                          84              6             6
                          85              5             5
                    ------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, at guaranteed annuity purchase factors, or (ii) the income provided by applying your account

38  Contract features and benefits
value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero, the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant's current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o    At annuitant age 85.

For information about whether the Guaranteed minimum income benefit no lapse guarantee is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum income benefit no lapse guarantee is also subject to state approval. Please contact your financial professional for more information about availability in your state.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option) or the loan reserve account under Rollover TSA contracts.


               --------------------------------------------------
                                           Guaranteed minimum
                   Contract date         income benefit -- annual
               anniversary at exercise   income payable for life
               --------------------------------------------------
                         10                       $11,891
                         15                       $18,597
               --------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).


EXERCISE RULES. You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed

                                              Contract features and benefits  39
     minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;


(ii) if the annuitant was age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's attainment of age 85.

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise.However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee (if available), a rollover into an IRA will not be effected and payments will be made directly to the trustee;


(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(v) if you reset the Roll-Up benefit base (if available and as described earlier in this section), your new exercise waiting period will be 10 years from the date of the last reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules. If you elect Spousal Protection and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner/annuitant; and


(vii) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

     o A successor owner who is not the annuitant may not be able to exercise the guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract anniversary on which you could exercise the benefit.

     o If the successor owner is the annuitant, the guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

     o If you designate your surviving spouse as successor owner, the guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.


     o A successor owner or beneficiary that is a trust or other non- natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the

40  Contract features and benefits
standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply. The standard death benefit is the only death benefit available for annuitant ages 76 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.


If you elect one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the annuitant's death, adjusted for subsequent withdrawals (and associated withdrawal charges) and taxes that apply, whichever provides the higher amount. If you elect the Spousal protection option, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.


If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

Subject to state availability (see Appendix VIII later in this Prospectus for state availability of these benefits), you may elect one of the following enhanced death benefits:

o    Annual Ratchet to age 85.


o    The greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


If you elect Principal Protector(SM), only the standard death benefit and the Annual Ratchet to Age 85 enhanced death benefit are available.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.

PROTECTION PLUS(SM)

Subject to state and contract availability (see Appendix VIII later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Protection Plus(SM) feature is available, you may elect the Protection Plus(SM) death benefit at the time you purchase your contract. Protection Plus(SM) provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Protection Plus(SM) feature in an NQ, IRA or Rollover TSA contract. Once you purchase the Protection Plus(SM) feature, you may not voluntarily terminate this feature. If you elect Principal Protector(SM), the Protection Plus(SM) feature is not available.

If you elect the Protection Plus(SM) option described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


If the annuitant is 70 or younger when we issue your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:


the greater of:

o    the account value or

o    any applicable death benefit

Increased by:

o    such death benefit less total net contributions, multiplied by 40%.

For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection Plus(SM) earnings. "Net contributions" are reduced by the amount of that excess. Protection Plus(SM) earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

If the annuitant is age 71 through 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o    the account value or

o    any applicable death benefit

Increased by:

                                              Contract features and benefits  41

o such death benefit (as described above) less total net contributions, multiplied by 25%

The value of the Protection Plus(SM) death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Protection Plus(SM) death benefit is calculated, please see Appendix VII.


If you elect Spousal protection, the Protection Plus(SM) benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection Plus(SM) benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection Plus(SM) benefit is either added to the death benefit payment or to the account value if Successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.


Protection Plus(SM) must be elected when the contract is first issued: neither the owner nor the successor owner/annuitant can add it subsequently. Ask your financial professional or see Appendix VIII later in this Prospectus to see if this feature is available in your state.

PRINCIPAL PROTECTOR(SM)

As described below, Principal Protector(SM) provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your Guaranteed Annual withdrawal amount. Principal Protector(SM) is not an automated withdrawal program. You may request a withdrawal through any of our available withdrawal methods. See "Withdrawing your account value" in "Accessing your money" later in this Prospectus. All withdrawals reduce your account value and the guaranteed minimum death benefit.

Principal Protector(SM) may be elected at contract issue, for an additional charge, if the annuitant is age 0 through 85 for NQ contracts or age 20 through 75 for all IRA contracts. Please see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus for a description of the charge and when it applies. If you elect this benefit, you cannot terminate it.

If you die, and your beneficiary elects the Beneficiary continuation option, if available, your beneficiary may continue Principal Protector(SM) provided that the beneficiary was 75 or younger on the original contract date. If the beneficiary was older, Principal Protector(SM) will terminate without value even if the GWB benefit base is greater than zero. In the case of multiple beneficiaries, any beneficiary older than 75 may not continue Principal Protector(SM) and that beneficiary's portion of the GWB benefit base will terminate without value, even if it was greater than zero. The ability to continue Principal Protector(SM) under the Beneficiary continuation option is subject to state availability. When and if it is approved in your state, it will be added to your contract if you had already elected GWB. See "Beneficiary continuation option" under "Payment of death benefit" later in the Prospectus for more information on continuing Principal Protector(SM) under the Beneficiary continuation option.


If you are purchasing this contract as a TSA, QP or Inherited IRA, Principal Protector(SM) is not available. This benefit is also not available if you elect the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 and Annual Ratchet to Age 85 enhanced death benefit, Protection Plus(SM), GPB Option 1 or GPB Option 2 or the special dollar cost averaging program.


If you elect the Principal Protector(SM) option and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

You should not purchase Principal Protector(SM) if you plan to take withdrawals in excess of your GWB Annual withdrawal amount because those withdrawals significantly reduce or eliminate the value of the benefit. See "Effect of GWB Excess withdrawals" below. For traditional IRAs, the Principal Protector(SM) makes provision for you to take lifetime required minimum distributions ("RMDs") without losing the value of the Principal Protector(SM) guarantee, provided you comply with the conditions under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

YOUR GWB BENEFIT BASE

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWB benefit base increases by the dollar amount of any additional contributions.

o    Your GWB benefit base decreases by the dollar amount of withdrawals.

o Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your GWB Annual withdrawal amount.

o Your GWB benefit base may also be increased under the Optional step up provision.

o Your GWB benefit base may also be increased under the one time step up applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under Principal Protector(SM).

42  Contract features and benefits

YOUR GWB ANNUAL WITHDRAWAL AMOUNT

Your GWB Annual withdrawal amount is equal to either 5% or 7% ("Applicable percentage"), as applicable, of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making a GWB Excess withdrawal, as described below. When you purchase your contract, you choose between two available GWB Annual withdrawal options:

o    7% GWB Annual withdrawal option

o    5% GWB Annual withdrawal option

The GWB Annual withdrawal amount may decrease as a result of a GWB Excess withdrawal and may increase as a result of an Automatic reset, additional contributions or a "step up" of the GWB benefit base; each of these transactions are discussed below in detail. Once you elect a GWB Annual withdrawal option, it cannot be changed.

Your GWB Annual withdrawal amounts are not cumulative. If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the GWB Annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF GWB EXCESS WITHDRAWALS

A GWB Excess withdrawal is caused when you withdraw more than your GWB Annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your GWB Annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are GWB Excess withdrawals.

A GWB Excess withdrawal can cause a significant reduction in both your GWB benefit base and your GWB Annual withdrawal amount. If you make a GWB Excess withdrawal, we will recalculate your GWB benefit base and the GWB Annual withdrawal amount. As of the date of the GWB Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the GWB Annual withdrawal amount are then further adjusted, as follows:

o If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

o If the account value after the deduction of the withdrawal is greater than or equal to the GWB benefit base, then the GWB benefit base is not adjusted further.

o The GWB Annual withdrawal amount equals the lesser of: (i) the Applicable percentage of the adjusted GWB benefit base and (ii) the GWB Annual withdrawal amount prior to the GWB Excess withdrawal.

You should not purchase this benefit if you plan to take withdrawals in excess of your GWB Annual withdrawal amount, as such withdrawals significantly reduce or eliminate the value of Principal Protector(SM). If your account value is less than your GWB benefit base (due, for example, to negative market performance), a GWB Excess withdrawal, even one that is only slightly more than your GWB Annual withdrawal amount, can significantly reduce your GWB benefit base and the GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your GWB Annual withdrawal amount is reduced to $5,040 (7% of $72,000), instead of the original $7,000.


Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the GWB Annual withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. You should further note that a GWB Excess withdrawal that reduces your account value to zero eliminates any remaining value in your GWB benefit base. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.


In general, if you purchase this contract as a traditional IRA and participate in our Automatic RMD service, and you do not take any other withdrawals, an automatic withdrawal under that program will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, and chooses scheduled payments, such payments will not cause a GWB Excess withdrawal, provided no additional withdrawals are taken. If your beneficiary chooses the "5-year rule" instead of scheduled payments, this waiver does not apply and a GWB Excess withdrawal may occur if withdrawals exceed the GWB Annual withdrawal amounts.

EFFECT OF AUTOMATIC RESET

If you take no withdrawals in the first five contract years, the Applicable percentage to determine your GWB Annual withdrawal amount will be automatically reset at no additional charge. The Applicable percentage under the 7% GWB Annual withdrawal option will be increased to 10%, and the Applicable percentage under the 5% GWB Annual withdrawal option will be increased to 7%. The Applicable percentage is automatically reset on your fifth contract anniversary, and your GWB Annual withdrawal amount will be recalculated.

If you die before the fifth contract anniversary, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, if available, the Automatic reset will apply on the fifth contract anniversary if you have not taken any withdrawals and: (1) your beneficiary chooses scheduled payments and payments have not yet started; or, (2) if your beneficiary chooses the "5-year rule" option and

                                              Contract features and benefits  43
has not taken withdrawals. See "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus.

EFFECT OF ADDITIONAL CONTRIBUTIONS

Anytime you make an additional contribution, we will recalculate your GWB benefit base and your GWB Annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution and your GWB Annual withdrawal amount will be equal to the greater of (i) the Applicable percentage of the new GWB benefit base, or (ii) the GWB Annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, no additional contributions will be permitted.

THE OPTIONAL STEP UP PROVISION

Except as stated below, any time after the fifth contract anniversary, you may request a step up in the GWB benefit base to equal your account value. If your GWB benefit base is higher than the account value as of the date we receive your step up request, no step up will be made. If a step up is made, we may increase the charge for the benefit. For a description of the charge increase, see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus. Once you elect to step up the GWB benefit base, you may not do so again for five complete contract years from the next contract date anniversary. Under both the Spousal protection and the successor owner annuitant features, upon the first death, the surviving spouse must wait five complete contract years from the last step up or from contract issue, whichever is later, to be eligible for a step up.

As of the date of your GWB benefit base step up, your GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to your stepped up GWB benefit base.

It is important to note that a step up in your GWB benefit base may not increase your GWB Annual withdrawal amount. In that situation, the effect of the step up is only to increase your GWB benefit base and support future withdrawals. We will process your step up request even if it does not increase your GWB Annual withdrawal amount, and we will increase the Principal Protector(SM) charge, if applicable. In addition, you will not be eligible to request another step up for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume you take withdrawals of $7,000 in each of the first five contract years, reducing the GWB benefit base to $65,000. After five contract years, further assume that your account value is $92,000, and you elect to step up the GWB benefit base from $65,000 to $92,000. The GWB Annual withdrawal amount is recalculated to equal the greater of 7% of the new GWB benefit base, which is $6,440 (7% of $92,000), or the current GWB Annual withdrawal amount, $7,000. Therefore, following the step up, even though your GWB benefit base has increased, your GWB Annual withdrawal amount does not increase and remains $7,000.

The Optional step up provision is not available once your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option. However, if you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, the GWB benefit base will be stepped up to equal the account value, if higher, as of the transaction date that we receive the Beneficiary continuation option election. As of the date of the GWB benefit base step up, your beneficiary's GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and
(ii) your GWB Applicable percentage applied to the stepped up GWB benefit base. This is a one-time step up at no additional charge.

OTHER IMPORTANT CONSIDERATIONS

o Principal Protector(SM) protects your principal only through withdrawals. Your account value may be less than your total contributions.

o You can take withdrawals under your contract without purchasing Principal Protector(SM). In other words, you do not need this benefit to make withdrawals.

o Amounts withdrawn in excess of your GWB Annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

o Withdrawals made under Principal Protector(SM) will be treated, for tax purposes, in the same way as other withdrawals under your contract.

o All withdrawals are subject to all of the terms and conditions of the contract. Principal Protector(SM) does not change the effect of withdrawals on your account value or guaranteed minimum death benefit; both are reduced by withdrawals whether or not you elect Principal Protector(SM). See "How withdrawals are taken from your account value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

o GWB Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of GWB Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including Principal Protector(SM) if your cash value is greater than your GWB Annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on Principal Protector(SM) when you have a GWB benefit base that is greater than zero.

44  Contract features and benefits

o If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the "5-year rule." The "5-year rule" is described in "Payment of death benefit" under "Beneficiary continuation option" later in this Prospectus. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.


o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from this contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o    You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, will apply as described in "Charges and expenses" later in this Prospectus.

o The Guaranteed minimum income benefit, successor owner/annuitant feature, special dollar cost averaging program, automatic investment program, GPB Options 1 and 2, Principal Protector(SM) and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue tak ing required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law

                                              Contract features and benefits  45
requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

46  Contract features and benefits

2. Determining your contract's value
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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)  mortality and expense risks;

(ii) administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, GPB Option 2, Principal Protector(SM) and/or Protection Plus(SM) benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE


Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VIII later in this Prospectus for any state variations with regard to terminating your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE (not available under all contracts). In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.


PRINCIPAL PROTECTOR(SM)


If you elect Principal Protector(SM) and your account value falls to zero due to a GWB Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, as


                                           Determining your contract's value  47
discussed below, even if your GWB benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWB Excess withdrawal or due to a deduction of charges, please note the following:

o If your GWB benefit base equals zero, we will terminate your contract and make no payment.

o If your GWB benefit base is greater than zero but less than or equal to the balance of your GWB Annual withdrawal amount, if any, for that contract year, we will terminate your contract and pay you any remaining GWB benefit base.

o If your GWB benefit base is greater than the balance of your remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay you your GWB Annual withdrawal amount balance and terminate your contract, and we will pay you your remaining GWB benefit base as an annuity benefit, as described below.

o If the Beneficiary continuation option is elected, and the account value falls to zero while there is a remaining GWB benefit base, we will make payments to the beneficiary as follows:

     o If the beneficiary had elected scheduled payments we will continue to make scheduled payments over remaining life expectancy until the GWB benefit base is zero, and the Principal Protector(SM) charge will no longer apply.

     o If the beneficiary had elected the "5-year rule" and the GWB benefit base is greater than the remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay the beneficiary the GWB Annual withdrawal amount balance. We will continue to pay the beneficiary the remaining GWB Annual withdrawal amount each year until the GWB benefit base equals zero, or the contract terminates at the end of the fifth contract year, whichever comes first. Any remaining GWB benefit base at the end of the fifth contract year will terminate without value.

ANNUITY BENEFIT. If the contract terminates and the remaining GWB benefit base is to be paid in installments, we will issue you an annuity benefit contract and make annual payments equal to your GWB Annual withdrawal amount on your contract anniversary beginning on the next contract anniversary, until the cumulative amount of such payments equals the remaining GWB benefit base (as of the date the contract terminates). The last installment payment may be smaller than the previous installment payments in order for the total of such payments to equal the remaining GWB benefit base.

The annuity benefit supplemental contract will carry over the same owner, annuitant and beneficiary as under your contract. If you die before receiving all of your payments, we will make any remaining payments to your beneficiary. The charge for Principal Protector(SM) will no longer apply.

If at the time of your death the GWB Annual withdrawal amount was being paid to you as an annuity benefit, your beneficiary may not elect the Beneficiary continuation option.

48  Determining your contract's value

3. Transferring your money among investment options
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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.


o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.

o    No transfers are permitted into the Special 10 year fixed maturity option.

Some states may have additional transfer restrictions. Please see Appendix VIII later in this Prospectus.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


                            Transferring your money among investment options  49

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disrup tive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE

We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer Option I, which allows you to rebalance your account value among the variable investment options. Option II, which we plan to make available in the 3rd quarter of 2006, allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing options, you must tell us:

     (a) the percentage you want invested in each investment option (whole percentages only), and

     (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed


50 Transferring your money among investment options interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

For New York contracts, please see Appendix VIII for differences in your state.

You may not currently elect Option I or Option II if you are participating in any dollar cost averaging program. We plan to make special dollar cost averaging and Investment Simplifier available with Option I in the 3rd quarter of 2006.


                            Transferring your money among investment options  51

4. Accessing your money
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WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.


Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


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                                    Method of withdrawal
                   -------------------------------------------------------------
                                                                      Lifetime
                                                                      required
                                                   Substantially       minimum
 Contract            Lump sum        Systematic        equal        distribution
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NQ                      Yes             Yes             No              No
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Rollover IRA            Yes             Yes             Yes             Yes
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Flexible
 Premium IRA            Yes             Yes             Yes             Yes
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Roth Conversion
 IRA                    Yes             Yes             Yes             No
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Flexible Premium
 Roth IRA               Yes             Yes             Yes             No
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Inherited IRA           Yes             No              No              **
--------------------------------------------------------------------------------
QP                      Yes             No              No              Yes
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Rollover TSA*           Yes             Yes             No              Yes
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* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.

** This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have elected a Guaranteed principal benefit.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been

52  Accessing your money
due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge. This option is not available if you have elected a guaranteed principal benefit.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


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For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.


FOR CONTRACTS WITH PRINCIPAL PROTECTOR(SM). If you elect Principal Protector(SM), provided no other withdrawals are taken during a contract year in which you participate in our Automatic RMD service, an automatic withdrawal using our service will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. If you take any other withdrawal while you participate in the service, however, this GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, you must elect and maintain participation in our Automatic RMD service at your required beginning date, or the contract date, if your required beginning date has occurred before the contract was purchased. See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).

HOW WITHDRAWALS (AND TRANSFERS OUT OF THE SPECIAL 10 YEAR FIXED MATURITY OPTION) AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED PRINCIPAL BENEFIT OPTION 2

In general, withdrawals will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

Transfers out of the Special 10 year fixed maturity option will reduce the GPB Option 2 amount on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity op tion, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed

                                                        Accessing your money  53
maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.

Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the reduction to reflect the withdrawal from the contract is $24,000 ($40,000 - $16,000). The reduction to reflect the withdrawal would equal $9,600 ($24,000 x .40), and your new benefit after the withdrawal would be $14,400 ($24,000 - $9,600).


With respect to the Guaranteed minimum income benefit and the greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the most recent contract date anniversary. Additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT PRINCIPAL PROTECTOR(SM)

If you elect Principal Protector(SM), any withdrawal reduces your GWB benefit base by the amount of the withdrawal. In addition, a GWB Excess withdrawal can significantly reduce your GWB Annual withdrawal amount and further reduce your GWB benefit base. For more information, see "Effect of GWB Excess withdrawals" and "Other important considerations" under "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS


If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR PRINCIPAL PROTECTOR(SM). If you elect Principal Protector(SM), all withdrawal methods described above can be used. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWB Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWB Excess withdrawal. In other words, if you take a GWB Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWB benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Principal Protector(SM)" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Please see Appendix VIII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless


54  Accessing your money
you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See "Guaranteed principal benefit option 2" in "Contract features and benefits" earlier in this Prospectus.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including Principal Protector(SM) (if applicable) if your cash value is greater than your GWB Annual withdrawal amount. If you have a GWB benefit base greater than zero, you should consider the impact of a contract surrender on the Principal Protector(SM) benefit. If your surrender request does not constitute a GWB Excess withdrawal, you may be eligible for additional benefits. If, however, your surrender request constitutes a GWB Excess withdrawal, you will lose those benefits. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect under your contract, the Guaranteed minimum income benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Annuity benefit" under "Insufficient account value" in "Determining your contract value" and "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When you annuitize, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VIII later in this Prospectus for variations that may apply in your state.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum

                                                        Accessing your money  55
income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect Principal Protector(SM) and choose to annuitize your contract, Principal Protector(SM) will terminate without value even if your GWB benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under Principal Protector(SM). See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.


--------------------------------------------------------------------------------
Fixed annuity payout options                   Life annuity
                                               Life annuity with period certain
                                               Life annuity with refund certain
                                               Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity                     Life annuity
   payout options                              Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options               Life annuity with period certain
   (available for annuitants age 83            Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.


You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


56  Accessing your money

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

Please see Appendix VIII later in this Prospectus for variations that may apply in your state.


                                                        Accessing your money  57

5. Charges and expenses
--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.


o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; Principal Protector(SM); and Protection Plus(SM).


o On the first 10 contract date anniversaries -- a charge for GPB Option 2, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge

58  Charges and expenses
from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                                  Contract year
--------------------------------------------------------------------------------
                            1      2      3      4      5      6      7     8+
--------------------------------------------------------------------------------
Percentage of
 contribution               7%     7%     6%     6%     5%     3%     1%    0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.


For contracts issued in New York, please see Appendix VIII later in this Prospectus for the New York withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.

For Pennsylvania contracts for annuitants who are age 84 or 85 at issue, please see Appendix VIII later in this Prospectus for possible withdrawal charge schedule variations.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

The withdrawal charge does not apply in the circumstances described below.


10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

If you elect Principal Protector(SM), we will waive any withdrawal charge for any withdrawal during the contract year up to the GWB Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges, are applied to the amount of the withdrawal that exceeds the GWB Annual withdrawal amount.


Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year rollup portion of the related benefit bases. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.


Disability, terminal illness, or confinement to nursing home. The withdrawal charge also does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

                                                        Charges and expenses  59

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base for which it is in effect.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset option.


STANDARD DEATH BENEFIT. There is no additional charge for the standard death benefit.

GUARANTEED PRINCIPAL BENEFIT OPTION 2

If you purchase GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct any remaining portion of the charge from amounts in any fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options .


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option or for the Guaranteed minimum income benefit no lapse guarantee.


PROTECTION PLUS(SM) CHARGE

If you elect Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option

60  Charges and expenses
on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


PRINCIPAL PROTECTOR(SM) CHARGE

If you elect Principal Protector(SM), we deduct a charge annually as a percentage of your account value on each contract anniversary. If you elect the 5% GWB Annual withdrawal option, the charge is equal to 0.35%. If you elect the 7% GWB Annual withdrawal option, the charge is equal to 0.50%. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, we will not deduct a pro rata portion of the charge upon your death. However, the Principal Protector(SM) charge will continue. A market value adjustment will apply to deductions from the fixed maturity options.

If your GWB benefit base falls to zero but your contract is still in force, the charge will be suspended as of the next contract date anniversary. The charge will be reinstated, as follows: (i) if you make a subsequent contribution, we will reinstate the charge that was in effect at the time your GWB benefit base became depleted, (ii) if you elect to exercise the Optional step up provision, we will reinstate a charge, as discussed immediately below, and (iii) if your beneficiary elects the Beneficiary continuation option and reinstates the Principal Protector(SM) benefit with a one time step up, we will reinstate the charge that was in effect when the GWB benefit base fell to zero.

If your beneficiary elects the Beneficiary continuation option, and is eligible to continue Principal Protector(SM), the benefit and the charge will continue unless your beneficiary tells us to terminate the benefit at the time of election.

OPTIONAL STEP UP CHARGE. Every time you elect the Optional step up, we reserve the right to raise the benefit charge at the time of the step up. The maximum charge for Principal Protector(SM) with a 5% GWB Annual withdrawal option is 0.60%. The maximum charge for Principal Protector(SM) with a 7% GWB Annual withdrawal amount option is 0.80%. The increased charge, if any, will apply as of the next contract anniversary following the step up and on all contract anniversaries thereafter.

If you die and your beneficiary elects the Beneficiary continuation option, if available, a one time step up only (at no additional charge) is applicable. For more information on the Optional step up, one time step up and Automatic reset provisions, see "Principal Protector(SM)" in "Contract features and benefits."


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees ranging from 0.10% to 1.50%.


o    12b-1 fees of either 0.25% or 0.35%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts.

                                                        Charges and expenses  61

Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

62  Charges and expenses

6. Payment of death benefit
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YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited IRAs).

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise rules" under "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus.


Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the "5-year rule"), or in a joint ownership situation, the death of the first owner to die.

o If Principal Protector(SM) was elected and if the "5-year rule" is elected and the successor owner dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the con-

                                                    Payment of death benefit  63
     tract and any remaining GWB benefit base will terminate without value. The successor owner should consult with a tax adviser before choosing to use the "5-year rule." The GWB benefit base may be adversely affected if the successor owner makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elect Principal Protector(SM), the successor owner has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o    A successor owner should consider naming a new beneficiary.


If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including Guaranteed minimum income benefit, GPB Options 1 and 2 and Principal Protector(SM). Subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.

If you elect Principal Protector(SM), the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.


Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.


Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit option" in "Contract features and benefits,"


64  Payment of death benefit
earlier in this Prospectus. For information on the operation of this feature with Protection Plus(SM), see "Protection Plus(SM)" in "Guaranteed minimum death benefit" under "Contract features and benefits," earlier in this Prospectus.

SPOUSAL PROTECTION

SPOUSAL PROTECTION OPTION FOR NQ CONTRACTS ONLY. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, and by the value of any Protection Plus(SM) benefit, if elected, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you may elect the Spousal protection option at the time you purchase your contract at no additional charge. Both spouses must be between the ages of 20 and 70 at the time the contract is issued and must each be named the primary beneficiary in the event of the other's death.


The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection Plus(SM) benefit, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant's age, not the older spouse's age.


If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection Plus(SM) benefit, or, if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:


o As of the date we receive due proof of the spouse's death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher, increased by the value of the Protection Plus(SM) benefit.


o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/annuitant.

o The Protection Plus(SM) benefit will now be based on the surviving spouse's age at the date of the non-surviving spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If the annuitant dies first, withdrawal charges will no longer apply to any contributions made prior to the annuitant's death. If the non-annuitant spouse dies first, the withdrawal charge schedule remains in effect with regard to all contributions.

o If you elect Principal Protector(SM), the benefit and charge will remain in effect. If your GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce but do not change the owner or primary beneficiary, Spousal protection continues.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VIII later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin

                                                    Payment of death benefit  65
by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o    The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

o    The beneficiary was 75 or younger on the original contract date.

o The benefit and charge will remain in effect unless your benefi ciary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

o One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

o If there are multiple beneficiaries each beneficiary's interest in the GWB benefit base will be separately accounted for.

o As long as the GWB benefit base is $5,000 or greater, the benefi ciary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

o If scheduled payments are elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

o If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the sched-

66  Payment of death benefit
     uled payments rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o    The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o    Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If the non-spousal beneficiary chooses scheduled payments under "Withdrawal Option 1," as discussed above in this section, Principal Protector(SM) may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

o    The beneficiary was 75 or younger on the original contract date.

o The benefit and charge will remain in effect unless your benefi ciary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

o One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to rein-

                                                    Payment of death benefit  67
     state the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

o If there are multiple beneficiaries, each beneficiary's interest in the GWB benefit base will be separately accounted for.

o As long as the GWB benefit base is $5,000 or greater, the benefi ciary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

o If scheduled payments under "Withdrawal Option 2" is elected, the beneficiary's scheduled payments will be calculated using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

o If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect scheduled payments under "Withdrawal Option 2" rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection PlusSM feature, adjusted for any subsequent withdrawals.

o    No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o    The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

68  Payment of death benefit

7.  Tax information
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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code
Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Principal Protector(SM) benefit, the Guaranteed minimum income benefit, special dollar cost averaging, selection of investment funds, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

                                                             Tax information  69

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and


o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract. The IRS has not specifically addressed the tax treatment of the Spousal protection benefit. Please consult with your tax adviser before electing this feature.

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of

70  Tax information
     the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken). The ruling also does not address the effect of the retention of the Principal Protector(SM) feature discussed earlier in this Prospectus under "Contract features and benefits," which a non-spousal beneficiary may elect under certain conditions. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax pur-

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poses. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions in traditional IRA and Roth IRA. This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payment (as opposed to payments from a fixed income annuitization option).


We have not applied for an opinion letter from the IRS to approve the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have received IRS opinion letters approving the respective forms of a similar traditional IRA and Roth IRA endorsement for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts.


The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA.


PROTECTION PLUS(SM) FEATURE

The Protection Plus(SM) feature is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Protection Plus(SM) feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with optional Protection Plus(SM) feature.


Your right to cancel within a certain number of days

You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. When your earnings are below $4,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch-up contribution" of up to $1,000 to your traditional IRA for 2006. This amount is the same for the taxable year 2007.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for each of the taxable years 2006 and 2007 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who


72  Tax information
are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for each of the taxable years 2006 and 2007, your fully deductible contribution can be up to $4,000, or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2006 and 2007.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2006, for example, you determine AGI and subtract $50,000 if you are single, or $75,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

 ($10,000-excess AGI)     times     the maximum       Equals       the adjusted
---------------------       x         regular           =           deductible
  divided by $10,000             contribution for                  contribution
                                      the year                         limit



Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2006 and 2007). The dollar limit is $5,000 in 2006 and 2007 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain

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all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    death benefit payments to a beneficiary who is not your surviving spouse;
     or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional

74  Tax information

IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o    regular contributions to a traditional IRA made after you reach age 70-1/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

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Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.


ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expect-

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ancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.

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Roth individual retirement annuities (Roth IRAs)


This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or


o    tax-free rollover contributions from other Roth arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2006. This amount is the same for the taxable year 2007.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o    another Roth IRA ("tax-free rollover contribution");

o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o    you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth

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IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule

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applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:


o    Rollovers from a Roth IRA to another Roth IRA;


o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and

o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2; or older or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.


Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2006 and the conversion contribution is made in 2007, the conversion contribution is treated as contributed prior to other conversion contributions made in 2007.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

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Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."


PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.


Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Protection Plus(SM) feature

The Protection Plus(SM) feature is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus(SM) benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus(SM) rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus(SM) benefit is not part of the contract, in such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Protection Plus(SM) feature.

Contributions to TSAs

There are two ways you can make contributions to establish this Accumulator(R) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o    a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.


We do not accept after-tax funds in the Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.


Employer-remitted contributions. The Accumulator(R) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.


Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans

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and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o    you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the Accumulator(R) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).


If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.


Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the

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contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity Payments. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

     (1) the greater of $10,000 or 50% of the participant's nonfor feitable accrued benefits; and

     (2) $50,000 reduced by the excess (if any) of the highest out standing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

See Appendix VIII later in this Prospectus for any state rules that may affect loans from a Rollover TSA contract.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

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When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required mini mum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documenta-

84  Tax information
tion in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2006, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviv ing spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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ABOUT SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Accounts invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;


(6)  to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in the respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2006 and the related price per $100 of maturity value were as shown below:



         ------------------------------------------------------------
          Fixed Maturity
           Options with
           February 15th       Rate to Maturity           Price
          Maturity Date of          as of               Per $100 of
           Maturity Year       February 15, 2006      Maturity Value
         ------------------------------------------------------------
                2007                3.17%                 $96.93
                2008                3.29%                 $93.73
                2009                3.37%                 $90.53
                2010                3.43%                 $87.37
                2011                3.47%                 $84.31
                2012                3.53%                 $81.20
                2013                3.64%                 $77.84
                2014                3.69%                 $74.82
         ------------------------------------------------------------


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         -------------------------------------------------------------
           Fixed Maturity
            Options with
           February 15th       Rate to Maturity           Price
          Maturity Date of          as of               Per $100 of
           Maturity Year       February 15, 2006      Maturity Value
         -------------------------------------------------------------
                2015                3.74%                 $71.84
                2016                3.76%                 $69.12
         -------------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix IV at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.


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We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts, nor is it available with GPB Option 2. Please see Appendix VIII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

88  More information

CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.


o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.


o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.


o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income

                                                            More information  89
benefit, Protection Plus(SM), Guaranteed principal benefit option 2, and/or the Principal Protector(SM) ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract); (ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information.

See Appendix VIII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.50% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 0.60% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.50% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.25% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The


90  More information

Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


                                                            More information  91

9. Incorporation of certain documents by reference
--------------------------------------------------------------------------------

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.


KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the website is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).

92  Incorporation of certain documents by reference

Appendix I: Condensed financial information
--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.25%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005


--------------------------------------------------------------------------------
                                              For the year ending December 31,
                                            ------------------------------------
                                               2005         2004         2003
--------------------------------------------------------------------------------
AXA Aggressive Allocation
--------------------------------------------------------------------------------
 Unit value                                $    12.58   $    11.79   $    10.68
--------------------------------------------------------------------------------
 Number of units outstanding (000's)            12,752        5,189          186
--------------------------------------------------------------------------------
AXA Conservative Allocation
--------------------------------------------------------------------------------
 Unit value                                 $    10.93   $    10.80   $    10.32
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             3,564        1,608          153
--------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------
 Unit value                                 $    11.31   $    11.09   $    10.42
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             8,710        3,924           78
--------------------------------------------------------------------------------
AXA Moderate Allocation
--------------------------------------------------------------------------------
 Unit value                                 $    11.69   $    11.30   $    10.52
--------------------------------------------------------------------------------
 Number of units outstanding (000's)            49,852       22,917        1,082
--------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------
 Unit value                                 $    12.41   $    11.78   $    10.68
--------------------------------------------------------------------------------
 Number of units outstanding (000's)            58,275       20,548          815
--------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------
 Unit value                                 $    12.63   $    11.82   $    10.68
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               674          354           14
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond
--------------------------------------------------------------------------------
 Unit value                                 $    10.49   $    10.44   $    10.18
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             4,598        2,892          202
--------------------------------------------------------------------------------
AXA Premier VIP Health Care
--------------------------------------------------------------------------------
 Unit value                                 $    12.40   $    11.74   $    10.60
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,552        1,325           79
--------------------------------------------------------------------------------
AXA Premier VIP High Yield
--------------------------------------------------------------------------------
 Unit value                                 $    11.58   $    11.38   $    10.60
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             6,661        3,911          371
--------------------------------------------------------------------------------
AXA Premier VIP International Equity
--------------------------------------------------------------------------------
 Unit value                                 $    14.93   $    13.09   $    11.25
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,637        1,558           68
--------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------
 Unit value                                 $    12.09   $    11.47   $    10.59
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               794          424           26
--------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------
 Unit value                                 $    11.70   $    11.03   $    10.47
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,153        1,580          113
--------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value

 Unit value                                 $    13.24   $    12.52   $    11.08

 Number of units outstanding (000's)             3,350        1,540          106
--------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------
 Unit value                                 $    12.45   $    11.63   $    10.54
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,543        1,570          142
--------------------------------------------------------------------------------



                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)


--------------------------------------------------------------------------------
                                              For the year ending December 31,
                                            ------------------------------------
                                               2005         2004         2003
--------------------------------------------------------------------------------

AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------
 Unit value                                 $    13.27   $    12.52   $    11.01
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,263        1,454          126
--------------------------------------------------------------------------------
AXA Premier VIP Technology
--------------------------------------------------------------------------------
 Unit value                                 $    11.76   $    10.70   $    10.32
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,745          969           57
--------------------------------------------------------------------------------
EQ/Alliance Common Stock
--------------------------------------------------------------------------------
 Unit value                                 $    12.69   $    12.32   $    10.94
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             9,642        5,278          307
--------------------------------------------------------------------------------
EQ/Alliance Growth and Income
--------------------------------------------------------------------------------
 Unit value                                 $    12.64   $    12.14   $    10.93
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             6,550        3,640          209
--------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
Securities
--------------------------------------------------------------------------------
 Unit value                                 $    10.17   $    10.17   $    10.10
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,844        1,271          119
--------------------------------------------------------------------------------
EQ/Alliance International
--------------------------------------------------------------------------------
 Unit value                                 $    14.88   $    13.07   $    11.20
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             5,355        1,996           93
--------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------
 Unit value                                 $    12.58   $    11.08   $    10.36
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,804          829           60
--------------------------------------------------------------------------------
EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
 Unit value                                 $    10.54   $    10.46   $    10.21
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             3.152        1,612           84
--------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------
 Unit value                                 $    13.35   $    12.12   $    10.77
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,764        1,487          109
--------------------------------------------------------------------------------
EQ/Ariel Appreciation II
--------------------------------------------------------------------------------
 Unit value                                 $    10.36           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                76           --           --
--------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------
 Unit value                                 $     8.15   $     7.67           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,820           59           --
--------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
 Unit value                                 $    12.77   $    12.26   $    10.95
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             9,974        5,206          329
--------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------
 Unit value                                 $     5.97   $     5.69           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             3,884          224           --
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
 Unit value                                 $    11.53   $    10.74   $    10.50
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               679          278           17
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth
--------------------------------------------------------------------------------
 Unit value                                 $    11.27   $    10.86   $    10.42
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,914          271           34
--------------------------------------------------------------------------------
EQ/Capital Guardian International
--------------------------------------------------------------------------------
 Unit value                                 $    14.52   $    12.55   $    11.19
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             5,898        3,195          150
--------------------------------------------------------------------------------
EQ/Capital Guardian Research
--------------------------------------------------------------------------------
 Unit value                                 $    12.31   $    11.75   $    10.73
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             4,008        2,468          154
--------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

--------------------------------------------------------------------------------
                                              For the year ending December 31,
                                            ------------------------------------
                                               2005         2004         2003
--------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------
 Unit value                                 $    12.20   $    11.66   $    10.80
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             7,792        4,756          338
--------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------
 Unit value                                 $    10.40           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               732           --           --
--------------------------------------------------------------------------------
EQ/Equity 500 Index
--------------------------------------------------------------------------------
 Unit value                                 $    12.09   $    11.73   $    10.77
--------------------------------------------------------------------------------
 Number of units outstanding (000's)            10,047        5,582          374
--------------------------------------------------------------------------------
EQ/Evergreen International Bond
--------------------------------------------------------------------------------
 Unit value                                 $     9.75           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               100           --           --
--------------------------------------------------------------------------------
EQ/Evergreen Omega
--------------------------------------------------------------------------------
 Unit value                                 $    11.61   $    11.31   $    10.70
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,920        1,379           85
--------------------------------------------------------------------------------
EQ/FI Mid Cap
--------------------------------------------------------------------------------
 Unit value                                 $    13.66   $    13.00   $    11.35
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             6,968        3,775          306
--------------------------------------------------------------------------------
EQ/FI Mid Cap Value
--------------------------------------------------------------------------------
 Unit value                                 $    14.15   $    12.87   $    11.06
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             6,055        2,897          148
--------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------
 Unit value                                 $    10.51           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               475           --           --
--------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------
 Unit value                                 $    23.87   $    23.18           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,166           78           --
--------------------------------------------------------------------------------
EQ/International Growth
--------------------------------------------------------------------------------
 Unit value                                 $    11.51           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               358           --           --
--------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------
 Unit value                                 $    12.29   $    11.60   $    10.48
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,330          680           55
--------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------
 Unit value                                 $    10.60   $    10.50   $    10.21
--------------------------------------------------------------------------------
 Number of units outstanding (000's)            10,991        4,339          252
--------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------
 Unit value                                 $    12.34   $    12.02   $    10.98
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,298          769           63
--------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------
 Unit value                                 $    13.08   $    12.66   $    10.95
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             6,948        3,850          232
--------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------
 Unit value                                 $    10.64           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               386           --           --
--------------------------------------------------------------------------------
EQ/Long Term Bond
--------------------------------------------------------------------------------
 Unit value                                 $    10.01           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               753           --           --
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------
 Unit value                                 $    10.61           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               757           --           --
--------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)


--------------------------------------------------------------------------------
                                              For the year ending December 31,
                                            ------------------------------------
                                               2005         2004         2003
--------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------
 Unit value                                 $    10.57           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               415           --           --
--------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------
 Unit value                                 $    11.16           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,971           --           --
--------------------------------------------------------------------------------
EQ/Marsico Focus
--------------------------------------------------------------------------------
 Unit value                                 $    12.63   $    11.55   $    10.59
--------------------------------------------------------------------------------
 Number of units outstanding (000's)            12,004        4,974          348
--------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
 Unit value                                 $    12.14   $    11.94   $    10.93
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             6,492        4,028          189
--------------------------------------------------------------------------------
EQ/Mercury International Value
--------------------------------------------------------------------------------
 Unit value                                 $    14.61   $    13.34   $    11.11
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             5,025        1,602           73
--------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------
 Unit value                                 $    12.27   $    11.40   $    10.25
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               992          530           22
--------------------------------------------------------------------------------
EQ/MFS Investors Trust
--------------------------------------------------------------------------------
 Unit value                                 $    12.32   $    11.64   $    10.58
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,065          679           51
--------------------------------------------------------------------------------
EQ/Money Market
--------------------------------------------------------------------------------
 Unit value                                 $    10.06   $     9.93   $     9.98
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,172        1,335          252
--------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------
 Unit value                                 $     4.64   $     4.46           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,014          143           --
--------------------------------------------------------------------------------
EQ/PIMCO Real Return
--------------------------------------------------------------------------------
 Unit value                                 $     9.94           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,883           --           --
--------------------------------------------------------------------------------
EQ/Short Duration Bond
--------------------------------------------------------------------------------
 Unit value                                 $     9.99           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               333           --           --
--------------------------------------------------------------------------------
EQ/Small Company Index
--------------------------------------------------------------------------------
 Unit value                                 $    12.84   $    12.47   $    10.73
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,861        1,702          121
--------------------------------------------------------------------------------
 Unit value                                 $    17.74   $    17.28           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               688           53           --
--------------------------------------------------------------------------------
EQ/UBS Growth and Income
--------------------------------------------------------------------------------
 Unit value                                 $     5.59   $     5.19           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,420           96           --
--------------------------------------------------------------------------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------------------
 Unit value                                 $    10.44           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             2,313           --           --
--------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
 Unit value                                 $    18.41   $    14.04   $    11.50
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             4,108        1,431           64
--------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------
 Unit value                                 $    12.38           --           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               742           --           --
--------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

--------------------------------------------------------------------------------
                                              For the year ending December 31,
                                            ------------------------------------
                                               2005         2004         2003
--------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------
 Unit value                                 $    11.87   $    11.37           --
--------------------------------------------------------------------------------
 Number of units outstanding (000's)               149            4           --
--------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
 Equity
--------------------------------------------------------------------------------
 Unit value                                 $    11.05   $   10.41    $    10.17
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             1,352          417           19
--------------------------------------------------------------------------------
U.S. Real Estate -- Class II
--------------------------------------------------------------------------------
 Unit value                                 $    17.05   $   14.79    $    11.00
--------------------------------------------------------------------------------
 Number of units outstanding (000's)             3,476        1,552           37
--------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

Appendix II: Purchase considerations for QP contracts
--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract.

We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs or amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:


o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;

o beginning in 2006, provisions in the Treasury Regulations on required minimum distributions will require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract;

o the Guaranteed minimum income benefit may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued; and

o if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, the payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example
--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2006 to a fixed maturity option with a maturity date of February 15, 2015 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,914 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2010.



--------------------------------------------------------------------------------
                                                           Hypothetical assumed
                                                           rate to maturity on
                                                            February 15, 2010
                                                          ---------------------
                                                             5.00%      9.00%
--------------------------------------------------------------------------------
 As of February 15, 2010 (before withdrawal)
--------------------------------------------------------------------------------
(1) Market adjusted amount                                $ 144,082   $ 119,503
--------------------------------------------------------------------------------
(2) Fixed maturity amount                                 $ 131,104   $ 131,104
--------------------------------------------------------------------------------
(3) Market value adjustment:
    (1) - (2)                                             $  12,978   $ (11,601)
--------------------------------------------------------------------------------
 On February 15, 2010 (after withdrawal)
--------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with
      withdrawal:
    (3) x [$50,000/(1)]                                   $   4,504   $  (4,854)
--------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]   $  45,496   $  54,854
--------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                      $  85,608   $  76,250
--------------------------------------------------------------------------------
(7) Maturity value                                        $ 120,091   $ 106,965
--------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                         $  94,082   $  69,503
--------------------------------------------------------------------------------



You should note that under this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.


                               Appendix III: Market value adjustment example C-1

Appendix IV: Enhanced death benefit example
--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.


The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:



--------------------------------------------------------------------------------
   End of
  contract                    6% Roll-Up to age 85    Annual Ratchet to age 85
    year     Account value   enhanced death benefit    enhanced death benefit
--------------------------------------------------------------------------------
     1         $105,000             $106,000                  $105,000
--------------------------------------------------------------------------------
     2         $115,500             $112,360                  $115,500
--------------------------------------------------------------------------------
     3         $129,360             $119,102                  $129,360
--------------------------------------------------------------------------------
     4         $103,488             $126,248                  $129,360
--------------------------------------------------------------------------------
     5         $113,837             $133,823                  $129,360
--------------------------------------------------------------------------------
     6         $127,497             $141,852                  $129,360
--------------------------------------------------------------------------------
     7         $127,497             $150,363                  $129,360
--------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(2) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.*


* At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1, 2 and 3, the death benefit will be the current account value.

D-1 Appendix IV: Enhanced death benefit example

Appendix V: Hypothetical illustrations
--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2,83)% and 3.17% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.64% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                                      Appendix V: Hypothetical illustrations E-1

Variable deferred annuity
Accumulator(R)

$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit Protection Plus(SM)
  Guaranteed minimum income benefit



                                                          Greater of 6%
                                                             Roll-Up
                                                        to age 85 or the
                                                          Annual Ratchet
                                                            to age 85
                                                           Guaranteed
                  Account Value        Cash Value         Minimum Death
                                                             Benefit
      Contract  -----------------   -----------------   -----------------
 Age    Year       0%        6%        0%        6%        0%        6%
----  --------  -------   -------   -------   -------   -------   -------
 60      1      100,000   100,000    93,000    93,000   100,000   100,000
 61      2       95,505   101,484    88,505    94,484   106,000   106,000
 62      3       91,073   102,930    85,073    96,930   112,360   112,360
 63      4       86,697   104,332    80,697    98,332   119,102   119,102
 64      5       82,370   105,685    77,370   100,685   126,248   126,248
 65      6       78,086   106,981    75,086   103,981   133,823   133,823
 66      7       73,838   108,213    72,838   107,213   141,852   141,852
 67      8       69,618   109,373    69,618   109,373   150,363   150,363
 68      9       65,418   110,452    65,418   110,452   159,385   159,385
 69     10       61,233   111,443    61,233   111,443   168,948   168,948
 74     15       40,176   114,694    40,176   114,694   226,090   226,090
 79     20       18,149   113,928    18,149   113,928   302,560   302,560
 84     25            0   107,026         0   107,026         0   404,893
 89     30            0   106,189         0   106,189         0   429,187
 94     35            0   108,345         0   108,345         0   429,187
 95     36            0   108,813         0   108,813         0   429,187

                                     Lifetime Annual
         Total Death        Guaranteed Minimum Income Benefit
         Benefit with     -------------------------------------
         Protection          Guaranteed          Hypothetical
           Plus(SM)            Income               Income
      -----------------   -----------------   -----------------
 Age     0%        6%        0%        6%        0%        6%
----  -------   -------   -------   -------   -------   -------
 60   100,000   100,000       N/A       N/A       N/A       N/A
 61   108,400   108,400       N/A       N/A       N/A       N/A
 62   117,304   117,304       N/A       N/A       N/A       N/A
 63   126,742   126,742       N/A       N/A       N/A       N/A
 64   136,747   136,747       N/A       N/A       N/A       N/A
 65   147,352   147,352       N/A       N/A       N/A       N/A
 66   158,593   158,593       N/A       N/A       N/A       N/A
 67   170,508   170,508       N/A       N/A       N/A       N/A
 68   183,139   183,139       N/A       N/A       N/A       N/A
 69   196,527   196,527       N/A       N/A       N/A       N/A
 74   276,527   276,527    14,266    14,266    14,266    14,266
 79   383,584   383,584    20,393    20,393    20,393    20,393
 84         0   493,179         0    34,821         0    34,821
 89         0   517,472       N/A       N/A       N/A       N/A
 94         0   517,472       N/A       N/A       N/A       N/A
 95         0   517,472       N/A       N/A       N/A       N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Acutal investment results may be more or less that than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


E-2 Appendix V: Hypothetical illustrations

Appendix VI: Guaranteed principal benefit example
--------------------------------------------------------------------------------


For purposes of these examples, we assume that there is an initial contribution of $100,000, made to the contract on February 15, 2006. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance.



-------------------------------------------------------------------------------------------------------------
                                                                                               Assuming 100%
                                                      Assuming                                in the variable
                                                     100% in the   Under GPB    Under GPB       investment
                                                        FMO         Option 1     Option 2        options

Amount allocated to FMO on February 15, 2006
based upon a 3.76% rate to maturity                    100,000       69,120       40,000            --
-------------------------------------------------------------------------------------------------------------
Initial account value allocated to the variable
investment options on February 15, 2006                   0          30,880       60,000          100,000
-------------------------------------------------------------------------------------------------------------
Account value in the fixed maturity option on Feb-
ruary 15, 2016                                         144,673      100,000       57,869             0
-------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2016, assuming a 0% gross rate of
return)                                                144,673      123,174      100,000*          75,045
-------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2016, assuming a 6% gross rate of
return)                                                144,673      142,190      133,079**        136,626
-------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 15, 2016, assuming a 10% gross rate of
return)                                                144,673      161,718      168,643**        199,863
-------------------------------------------------------------------------------------------------------------



* Since the annuity account value is less than the alternate benefit under GPB Option 2, the annuity account value is adjusted upward to the guaranteed amount or an increase of $1,454 in this example.

** Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.


                           Appendix VI: Guaranteed principal benefit example F-1

Appendix VII: Protection Plus(SM) example
--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes Protection Plus for an annuitant age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

--------------------------------------------------------------------------------------------------------------
                                                        No Withdrawal     $3000 withdrawal    $6000 withdrawal
--------------------------------------------------------------------------------------------------------------
 A    Initial Contribution                                 100,000             100,000             100,000
--------------------------------------------------------------------------------------------------------------
 B    Death Benefit: prior to withdrawal.*                 104,000             104,000             104,000
      Protection Plus Earnings: Death Benefit less net
--------------------------------------------------------------------------------------------------------------
 C    contributions (prior to the withdrawal in D).          4,000               4,000               4,000
      B minus A.
--------------------------------------------------------------------------------------------------------------
 D    Withdrawal                                                 0               3,000               6,000
--------------------------------------------------------------------------------------------------------------
      Excess of the withdrawal over the Protection Plus
 E    earnings                                                   0                   0                2,000
      greater of D minus C or zero
--------------------------------------------------------------------------------------------------------------
      Net Contributions (adjusted for the withdrawal in D)
 F    A minus E                                            100,000             100,000               98,000
--------------------------------------------------------------------------------------------------------------
      Death Benefit (adjusted for the withdrawal in D)
 G    B minus D                                            104,000             101,000               98,000
--------------------------------------------------------------------------------------------------------------
      Death Benefit less Net Contributions
 H    G minus F                                              4,000               1,000                    0
--------------------------------------------------------------------------------------------------------------
 I    Protection Plus Factor                                    40%                 40%                  40%
--------------------------------------------------------------------------------------------------------------
      Protection Plus Benefit
 J    H times I                                              1,600                 400                    0
--------------------------------------------------------------------------------------------------------------
      Death Benefit: Including Protection Plus
 K    G plus J                                             105,600             101,400               98,000
--------------------------------------------------------------------------------------------------------------

* The Death Benefit is the greater of the Account Value or any applicable death benefit.

G-1 Appendix VII: Protection Plus(SM) example

Appendix VIII: State contract availability and/or variations of certain features and benefits
--------------------------------------------------------------------------------


The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Please note that this may not be a complete list and the availability of features and benefits are subject to state approval and approval may be pending in your state. Please contact your financial professional for more information about availability in your state.


STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


-----------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                  Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to   If you reside in the state of California and you are age 60
                cancel within a certain number of days"                and older at the time the contract is issued, you may
                                                                       return your variable annuity contract within 30 days from
                                                                       the date that you receive it and receive a refund as
                                                                       described below.

                                                                       If you allocate your entire initial contribution to the
                                                                       money market account (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than
                                                                       your initial contribution. If you allocate any portion of
                                                                       your initial contribution to the variable investment
                                                                       options (other than the money market account) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA         See "Transfer of ownership, collateral assignments,    The second paragraph in this information" section is deleted.
                loans and borrowing" in "More Information"
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND        Fixed maturity options                                 Not Available

                Guaranteed principal benefit option 1 and Guaranteed   Not Available
                principal benefit option 2
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Automatic investment program                           Not Available

                Annual administrative charge                           The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

                See "How you can purchase and contribute to your       Additional contributions are limited to the first three years
                contract in "Contract features and benefits"           after the contract issue date only.

                See "Disability, terminal illness, or confinement to   This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in
                "Charges and expenses"
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK        Greater of the 6% Roll-Up or Annual Ratchet Guaran-    Not Available (you have a choice of the standard death
                teed minimum death benefit                             benefit or the Annual Ratchet to age 85 guaranteed minimum death benefit), as described earlier in this Prospectus.

                Guaranteed minimum death benefit/guaranteed minimum    Not Available
                income benefit roll-up benefit base reset

                Guaranteed minimum lapse guarantee                     Not Available

                Principal Protector(SM)                                Not Available
-----------------------------------------------------------------------------------------------------------------------------------


                               APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR
                               VARIATIONS OF CERTAIN FEATURES AND BENEFITS   H-1

-----------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                  Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK,       Protection Plus(SM)                                    Not Available
CONTINUED

                Variable Immediate Annuity payout options -- Life      Life Not Available on a Single life basis.
                annuity contracts

                See "Contract features and benefits" -- "Self          No more than 25% of any contribution may be allocated
                directed allocation"                                   to the guaranteed interest option.

                See "Insufficient account value" in "Determining your contract's value"

                                                                       If your account value in the variable investment options and the fixed maturity options is insufficient to pay the annual administrative charge, or either enhanced death benefit
                                                                       charge and/or the guaranteed minimum income benefit charge, and you have no account value in the guaranteed interest
                                                                       option, your contract will terminate without value, and you will lose any applicable benefits. See "Charges and expenses"
                                                                       earlier in this Prospectus.

                See "Transferring your account value" in               The following information is added as the sixth and seventh
                "Transferring your money among investment options"     bullets in this section:
                                                                       o During the first contract year, transfers into the
                                                                         guaranteed interest option are not permitted.
                                                                       o After the first contract year, a transfer into the
                                                                         guaranteed interest option will not be permitted if such
                                                                         transfer would result in more than 25% of the annuity
                                                                         account value being allocated to the guaranteed interest
                                                                         option, based on the annuity account value as of the
                                                                         previous business day.

               See "Rebalancing your account value" in                 Under Option II, transfers into the Guaranteed interest
               "Transferring your money among investment options       option are not permitted if they violate the transfer rules.

               See "The amount applied to purchase an annuity          For fixed annuity period certain payout options only, the
               payout option" in "Accessing your money"                amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied. The income provided, however, will never be less than what would be provided by applying the
                                                                       account value to the guaranteed annuity purchase factors.

               See "Annuity maturity date" in "Accessing your          The maturity date by which you must take a lump sum
               money"                                                  withdrawal select an annuity payout option is as follows:

                                                                                                 Maximum
                                                                       Issue age                 Annuitization age
                                                                       0-80                      90
                                                                       81                        91
                                                                       82                        92
                                                                       83                        93
                                                                       84                        94
                                                                       85                        95
                                                                       Please see this section earlier in this Prospectus for more information.
-----------------------------------------------------------------------------------------------------------------------------------


H-2 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


-----------------------------------------------------------------------------------------------------------------------------------
 State      Features and Benefits                                    Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK    See "Charges and expenses"                               With regard to the Annual administrative, either enhanced death
CONTINUED                                                            benefit, Guaranteed principal benefit option 2 and Guaranteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct the charge from your value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity
                                                                     option) in the order of the earliest maturity date(s) first.
                                                                     If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (not available if the
                                                                     Guaranteed principal benefit option is elected). If such
                                                                     amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10
                                                                     year fixed maturity option).

                                                                     Deductions from the fixed maturity options (including the
                                                                     Special 10 year fixed maturity option) cannot cause the
                                                                     credited net Interest for the contract year to fall below 1.5%.

                                                                     With regard to the Annual administrative, either enhanced death benefit and the Guaranteed minimum income benefit charges
                                                                     only, if your account value in the variable investment
                                                                     options and the fixed maturity options is insufficient to pay the applicable charge, and you have no account value in the guaranteed inter- est option, your contract will terminate without value and you will lose any applicable guaranteed
                                                                     benefits. Please see "Insuffi- cient account value" in
                                                                     "Determining your contract's value" earlier in this
                                                                     Prospectus.

Fixed maturity options -- withdrawal charges                         The withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7%
                                                                     and will be determined by applying the New York Alternate
                                                                     Scale I shown below. If you withdraw amounts that have been trans- ferred from one fixed maturity option to another, we use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

                                                                     The withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 7 years and therefore
                                                                     would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge. We will compare the result of applying
                                                                     Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.

                                                                     ---------------------------------------------------------------
                                                                     NY ALTERNATE SCALE I                NY ALTERNATE SCALE II
                                                                     Year of investment in fixed         Year of transfer within
                                                                     maturity option*                    fixed maturity option*
                                                                     ---------------------------------------------------------------
                                                                     Within year 1             7%        Within year 1           5%
                                                                          2                    6%             2                  4%
                                                                     ---------------------------------------------------------------
                                                                          3                    5%             3                  3%
------------------------------------------------------------------------------------------------------------------------------------



                               APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR
                               VARIATIONS OF CERTAIN FEATURES AND BENEFITS   H-3

-----------------------------------------------------------------------------------------------------------------------------------
 State         Features and Benefits                                 Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK,                                                            ---------------------------------------------------------------
CONTINUED                                                            NY ALTERNATE SCALE I                NY ALTERNATE SCALE II
                                                                     Year of investment in fixed         Year of transfer within
                                                                     maturity option*                    fixed maturity option*
                                                                     ---------------------------------------------------------------
                                                                          4                    4%             4                  2%
                                                                     ---------------------------------------------------------------
                                                                          5                    3%             5                  1%
                                                                     ---------------------------------------------------------------
                                                                          6                    2%        After year 5             0
                                                                     ---------------------------------------------------------------
                                                                          7                    1%
                                                                     ---------------------------------------------------------------
                                                                     After year 7               0%       Not to exceed 1% times the
                                                                                                         number of years remaining
                                                                                                         in the fixed maturity
                                                                                                         option, rounded to the
                                                                                                         higher number of years. In
                                                                                                         other words, if 4.3
                                                                                                         years remain, it would be a
                                                                                                         5% charge.
                                                                     ---------------------------------------------------------------
                                                                     * Measured from the contract date anniversary prior to the date of the contribution or transfer

                                                                     If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for
                                                                     withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed
                                                                     maturity options to which no withdrawal charge applies.

                                                                     You should consider that on the maturity date of a fixed
                                                                     maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your
                                                                     maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed
                                                                     maturity options, we will transfer your maturity value to the
                                                                     EQ/Money Market option.

                                                                     The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower
                                                                     "free withdrawal amount" than what would normally apply,
                                                                     should be taken into account when deciding whether to
                                                                     allocate amounts to, or transfer amounts to or from, the
                                                                     fixed maturity options.
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA   Contribution age limitations                          The following contribution limits apply:

                                                                                                 Maximum
                                                                     Issue age                   Contribution age
                                                                     ---------                   ----------------
                                                                     0-75                        79
                                                                     76                          80
                                                                     77                          81
                                                                     78-80                       82
                                                                     81-83                       84
                                                                     84                          85
                                                                     85                          86

               Special dollar cost averaging program                 In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."
------------------------------------------------------------------------------------------------------------------------------------


H-4 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------
 State         Features and Benefits                                 Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA,  Withdrawal charge schedule for issue ages 84 and 85
CONTINUED

                                                                     For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be
                                                                     computed in the same manner as for other contracts as
                                                                     described in "Charges and expenses" under "Withdrawal charge"
                                                                     earlier in this Prospectus, except that the withdrawal charge schedule will be different. For these contracts, the
                                                                     withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each
                                                                     subsequent contract year to 0% in the sixth and later
                                                                     contract years.

               See "Annuity maturity date" in "Accessing your        The maturity date by which you must take a lump sum withdrawal
               money"                                                or select an annuity payout option is as follows:

                                                                                   Maxiumum
                                                                       Issue age   annuitization age
                                                                       ---------   -----------------
                                                                       0-75        85
                                                                       76          86
                                                                       77          87
                                                                       78-80       88
                                                                       81-85       90

                Loans under Rollover TSA contracts                     Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult
                                                                       your tax adviser before taking a loan that exceeds the
                                                                       Inrernal Revenue
                                                                       Code limits.
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     IRA, Roth IRA, Inherited IRA, QP and Rollover TSA      Not Available
                contracts

                Beneficiary continuation option (IRA)                  Not Available
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and     The annual administrative charge will not be deducted from
                expenses"                                              amounts allocated to the Guaranteed interest option.
-----------------------------------------------------------------------------------------------------------------------------------
UTAH            See "Transfers of ownership, collateral assignments,   The second paragraph in this section is deleted.
                loans and borrowing" in "More information"
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT         Loans under Rollover TSA contracts                     Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult
                                                                       your tax adviser before taking a loan that exceeds the
                                                                       Internal Revenue
                                                                       Code limits.
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option                             Not Available

                Investment simplifier -- Fixed-dollar option and       Not Available
                Interest sweep option

                Fixed maturity options                                 Not Available

                Guaranteed Principal Benefit Options 1 and 2           Not Available

                Income Manager(R) payout option                        Not Available

                Protection Plus(SM)                                    Not Available

                Special dollar cost averaging program                  o Available only at issue.
                                                                       o Subsequent contributions cannot be used to elect new
                                                                         programs. You may make subsequent contributions to the
                                                                         initial programs while they are still running.

                See "Guaranteed minimum death benefit" in "Con-        You have a choice of the standard death benefit, the Annual
                tract features and benefits"                           Ratchet to age 85 enhanced death benefit, or the Greater
                                                                       of 4% Roll-Up to age 85 or the Annual Ratchet to age 85
                                                                       enhanced death benefit.
-----------------------------------------------------------------------------------------------------------------------------------


                            APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR
                            VARIATIONS OF CERTAIN FEATURES AND BENEFITS   H-5

-----------------------------------------------------------------------------------------------------------------------------------
 State         Features and Benefits                                 Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON,   See "Annual administrative charge" in "Charges and     The annual administrative charge will be deducted from the
CONTINUED     expenses"                                              value in the variable investment options on a pro rata basis.

              See  "Withdrawal charge" in "Charges and expenses"     The 10% free withdrawal amount applies to full surrenders.

              See "Disability, terminal illness, or confinement      The annuitant has qualified to receive Social Security
              to nursing home" under "Withdrawal charge" in          disability benefits as certified by the Social Security
              "Charges and expenses"                                 administration or a statement from an independent U.S.
                                                                     licensed physician stating that the annuitant meets the
                                                                     definition of total disability for at least 6 continuous
                                                                     months prior to the notice of claim. Such disability must be re-certified every 12 months.
-----------------------------------------------------------------------------------------------------------------------------------


H-6 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix IX: Contract variations

--------------------------------------------------------------------------------

Although this Prospectus is primarily designed for potential purchasers of the contract, you may be receiving it as a current contract owner. If you are a current contract owner, you should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VIII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


------------------------------------------------------------------------------------------------------------------------------------
 Approximate Time Period          Feature/Benefit                                Variation
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2005    Guaranteed interest option                     Your lifetime minimum interest rate is either
                                                                                1.5%, 2.25% or 3.0% (depending on the state
                                                                                where your contract was issued).
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - July 2004       Principal Protector(SM) benefit                Unavailable.
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - December 2004   Termination of guaranteed benefits             Your guaranteed benefits will not automatically
                                                                                terminate if you change ownership of your NQ
                                                                                contract.
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004    Guaranteed minimum income benefit:

                                 o Benefit base crediting rate                  The effective annual interest credited to the
                                                                                applicable benefit base is 5%.*

                                 o Fee table                                    Guaranteed minimum income benefit charge:
                                                                                0.55%.*
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004    Greater of the 6% Roll-Up to age 85 or the
                                 Annual Ratchet to age 85 enhanced death
                                 benefit:

                                 o Benefit base crediting rate                  The effective annual interest credited to the
                                                                                applicable benefit base is 5%.*

                                 o Fee table                                    Greater of the 5% Roll-Up to age 85 or the
                                                                                Annual Ratchet to age 85 enhanced death
                                                                                benefit charge: 0.50%.*
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004    Effect of withdrawals on your Greater of the   Withdrawals will reduce each of the benefit
                                 6% Roll-Up to age 85 or the Annual Ratchet     bases on a pro rata basis only.
                                 to age 85 enhanced death benefit
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2005    No lapse guarantee                             Unavailable.
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - October 2005    Roll-Up benefit base reset                     Unavailable.
------------------------------------------------------------------------------------------------------------------------------------




* Contract owners who elected the Guaranteed minimum income benefit and/or the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit had a limited opportunity to change to the new versions of these benefits, as they are described in "Contract features and benefits" and "Accessing your money," earlier in this Prospectus.



                                           Appendix IX: Contract variations  I-1

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
  Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an Accumulator(R) SAI for Separate Account No. 49 dated May 1,
                                                              2006.


--------------------------------------------------------------------------------
Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------

City           State    Zip







                                         x01182/Core '02, OR, '04 and '06 Series

Accumulator(R)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 8, 2006


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R)?


Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/Evergreen International Bond
o AXA Conservative Allocation*           o EQ/Evergreen Omega
o AXA Conservative-Plus Allocation*      o EQ/FI Mid Cap
o AXA Moderate Allocation*               o EQ/FI Mid Cap Value
o AXA Moderate-Plus Allocation*          o EQ/GAMCO Mergers and Acquisitions
o AXA Premier VIP Aggressive Equity      o EQ/GAMCO Small Company Value
o AXA Premier VIP Core Bond              o EQ/International Growth
o AXA Premier VIP Health Care            o EQ/Janus Large Cap Growth
o AXA Premier VIP High Yield             o EQ/JPMorgan Core Bond
o AXA Premier VIP International Equity   o EQ/JPMorgan Value Opportunities
o AXA Premier VIP Large Cap Core         o EQ/Lazard Small Cap Value
  Equity                                 o EQ/Legg Mason Value Equity
o AXA Premier VIP Large Cap Growth       o EQ/Long Term Bond
o AXA Premier VIP Large Cap Value        o EQ/Lord Abbett Growth and Income
o AXA Premier VIP Mid Cap Growth         o EQ/Lord Abbett Large Cap Core
o AXA Premier VIP Mid Cap Value          o EQ/Lord Abbett Mid Cap Value
o AXA Premier VIP Technology             o EQ/Marsico Focus
o EQ/Alliance Common Stock               o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income          o EQ/Mercury International Value
o EQ/Alliance Intermediate Government    o EQ/MFS Emerging Growth Companies
  Securities                             o EQ/MFS Investors Trust
o EQ/Alliance International              o EQ/Money Market
o EQ/Alliance Large Cap Growth           o EQ/Montag & Caldwell Growth
o EQ/Alliance Quality Bond               o EQ/PIMCO Real Return
o EQ/Alliance Small Cap Growth           o EQ/Short Duration Bond
o EQ/Ariel Appreciation II               o EQ/Small Company Index
o EQ/Bear Stearns Small Company          o EQ/TCW Equity
  Growth                                 o EQ/UBS Growth and Income
o EQ/Bernstein Diversified Value         o EQ/Van Kampen Comstock
o EQ/Boston Advisors Equity Income       o EQ/Van Kampen Emerging Markets
o EQ/Calvert Socially Responsible           Equity
o EQ/Capital Guardian Growth             o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian International      o EQ/Wells Fargo Montgomery Small Cap
o EQ/Capital Guardian Research           o Laudus Rosenberg VIT Value Long/
o EQ/Capital Guardian U.S. Equity          Short Equity
o EQ/Caywood-Scholl High Yield Bond      o U.S. Real Estate -- Class II
o EQ/Equity 500 Index
--------------------------------------------------------------------------------

*     The "AXA Allocation" portfolios.


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust, EQ Advisors Trust, Laudus Variable Insurance Trust or The Universal Institutional Funds, Inc. (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging, and either the AXA Allocation portfolios or the AXA Moderate Allocation portfolio depending on the Principal guarantee benefit elected. If you submit an application and elect the Guaranteed withdrawal benefit for life on or after September 18, 2006, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Allocation portfolios.

TYPES OF CONTRACTS. We offer the contracts for use as:


o  A nonqualified annuity ("NQ") for after-tax contributions only.

o  An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

  We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."



o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA").

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $4,000 to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2006, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                          X01202/Core '06 Series
                                                                        (R-4/15)

Contents of this Prospectus
--------------------------------------------------------------------------------

ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) at a glance -- key features                                   9

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     15
Condensed financial information                                             18

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           19
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        19
Owner and annuitant requirements                                            26
How you can make your contributions                                         26
What are your investment options under the contract?                        26
Portfolios of the Trusts                                                    27
Allocating your contributions                                               32
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 33
Annuity purchase factors                                                    34
Guaranteed minimum income benefit option                                    35
Guaranteed minimum death benefit                                            37

Guaranteed withdrawal benefit for life ("GWBL")                             38
Principal guarantee benefits                                                42

Inherited IRA beneficiary continuation contract                             42
Your right to cancel within a certain number of days                        43

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        45
--------------------------------------------------------------------------------
Your account value and cash value                                           45
Your contract's value in the variable investment options                    45
Your contract's value in the guaranteed interest option                     45
Your contract's value in the fixed maturity options                         45
Your contract's value in the account for special dollar
     cost averaging                                                         45
Insufficient account value                                                  45

----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         47
--------------------------------------------------------------------------------
Transferring your account value                                             47
Disruptive transfer activity                                                47
Rebalancing your account value                                              48

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     50
--------------------------------------------------------------------------------
Withdrawing your account value                                              50
How withdrawals are taken from your account value                           52

How withdrawals affect your Guaranteed minimum
   income benefit, Guaranteed minimum death benefit
   and Principal guarantee benefits                                         52
How withdrawals affect your GWBL and GWBL Guaranteed
   minimum death benefit                                                    52

Withdrawals treated as surrenders                                           53
Loans under Rollover TSA contracts                                          53
Surrendering your contract to receive its cash value                        53
When to expect payments                                                     54
Your annuity payout options                                                 54

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     57
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          57
Charges that the Trusts deduct                                              60
Group or sponsored arrangements                                             60
Other distribution arrangements                                             60

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 62
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     62
Beneficiary continuation option                                             64

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          66
--------------------------------------------------------------------------------
Overview                                                                    66
Buying a contract to fund a retirement arrangement                          66
Transfers among investment options                                          66
Taxation of nonqualified annuities                                          66
Individual retirement arrangements (IRAs)                                   68
Tax-sheltered annuity contracts (TSAs)                                      78
Federal and state income tax withholding and
   information reporting                                                    81
Special rules for contracts funding qualified plans                         82
Impact of taxes to AXA Equitable                                            82

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         83
--------------------------------------------------------------------------------
About Separate Account No. 49                                               83
About the Trusts                                                            83
About our fixed maturity options                                            83
About the general account                                                   84
About other methods of payment                                              85
Dates and prices at which contract events occur                             85
About your voting rights                                                    86

About legal proceedings                                                     86

Financial statements                                                        86
Transfers of ownership, collateral assignments, loans
   and borrowing                                                            86
Distribution of the contracts                                               87

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
   BY REFERENCE                                                             89
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
  I -- Purchase considerations for QP contracts                             A-1
 II -- Market value adjustment example                                      B-1
III -- Enhanced death benefit example                                       C-1
 IV -- Hypothetical illustrations                                           D-1

  V -- Earnings enhancement benefit example                                 E-1

 VI -- State contract availability and/or variations of certain
         features and benefits                                              F-1
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                 Page
   6% Roll-Up to age 85                                            34
   account for special dollar cost averaging                       32
   account value                                                   45
   administrative charge                                           57
   annual administrative charge                                    57
   Annual Ratchet to age 85 enhanced death benefit                 34
   annuitant                                                       19
   annuitization                                                   54
   annuity maturity date                                           56
   annuity payout options                                          54
   annuity purchase factors                                        34
   automatic investment program                                    85
   beneficiary                                                     62
   Beneficiary continuation option ("BCO")                         64
   benefit base                                                    39
   business day                                                    85
   cash value                                                      45
   charges for state premium and other applicable taxes            60
   contract date                                                   26
   contract date anniversary                                       26
   contract year                                                   26
   contributions to Roth IRAs                                      75
      regular contributions                                        75
      rollovers and transfers                                      75
      conversion contributions                                     76
   contributions to traditional IRAs                               69
      regular contributions                                        69
      rollovers and transfers                                      71
   disability, terminal illness or confinement to nursing home     58
   disruptive transfer activity                                    47
   Distribution Charge                                             57
   Earnings enhancement benefit                                    38
   Earnings enhancement benefit charge                             59
   EQAccess                                                         7
   ERISA                                                           53
   Fixed-dollar option                                             33
   fixed maturity options                                          31
   Flexible Premium IRA                                         cover
   Flexible Premium Roth IRA                                    cover
   free look                                                       43
   free withdrawal amount                                          58
   general account                                                 84
   General dollar cost averaging                                   33
   guaranteed interest option                                      31
   Guaranteed minimum death benefit                                37
   Guaranteed minimum death benefit/guaranteed
      minimum income benefit roll-up benefit
      base reset option                                            37
   Guaranteed minimum income benefit                               35


                                                                 Page
   Guaranteed minimum income benefit charge                        59
   Guaranteed minimum income benefit "no lapse guarantee"          37
   Guaranteed withdrawal benefit for life                          38
   Guaranteed withdrawal benefit for life charge                   60
   IRA                                                          cover
   IRS                                                             66
   Inherited IRA                                                cover
   Investment simplifier                                           33
   investment options                                           cover
   lifetime required minimum distribution withdrawals              51
   loan reserve account                                            53
   loans under Rollover TSA                                        53
   lump sum withdrawals                                            50
   market adjusted amount                                          31
   market value adjustment                                         31
   market timing                                                   47
   maturity dates                                                  31
   maturity value                                                  31
   Mortality and expense risks charge                              57
   NQ                                                           cover
   Optional step up charge                                         60
   participant                                                     26
   portfolio                                                    cover
   Principal guarantee benefits                                    42
   processing office                                                7
   QP                                                           cover
   rate to maturity                                                31
   Rebalancing                                                     48
   Rollover IRA                                                 cover
   Rollover TSA                                                 cover
   Roth Conversion IRA                                          cover
   Roth IRA                                                     cover
   SAI                                                          cover
   SEC                                                          cover
   self-directed allocation                                        32
   Separate Account No. 49                                         83
   special dollar cost averaging                                   32
   standard death benefit                                          34
   substantially equal withdrawals                                 51
   Spousal continuation                                            63
   systematic withdrawals                                          51
   TOPS                                                             7
   TSA                                                          cover
   traditional IRA                                              cover
   Trusts                                                          86
   unit                                                            45
   variable investment options                                     26
   wire transmittals and electronic applications                   85
   withdrawal charge                                               58


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
 Prospectus                            Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options              Guarantee Periods (Guaranteed Fixed
                                      Interest Accounts in supplemental materials)
  variable investment options         Investment Funds
  account value                       Annuity Account Value
--------------------------------------------------------------------------------

4 Index of key words and phrases

--------------------------------------------------------------------------------
 Prospectus                            Contract or Supplemental Materials
--------------------------------------------------------------------------------
  rate to maturity                    Guaranteed Rates
  unit                                Accumulation Unit
  Guaranteed minimum death benefit    Guaranteed death benefit
  Guaranteed minimum income benefit   Guaranteed Income Benefit
  Guaranteed interest option          Guaranteed Interest Account
  Guaranteed withdrawal benefit for   Guaranteed withdrawal benefit
    life
  GWBL benefit base                   Guaranteed withdrawal benefit for life
                                      benefit base
  Guaranteed annual withdrawal        Guaranteed withdrawal benefit for life Annual
    amount                            withdrawal amount
  GWBL Excess withdrawal              Guaranteed withdrawal benefit for life Excess
                                      withdrawal
--------------------------------------------------------------------------------


                                                Index of key words and phrases 5

Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6  Who is AXA Equitable?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
FOR APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBU-
 TIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------


Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
 FOR APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBU-
 TIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


Accumulator(R)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox


--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------


Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
 DELIVERY:
--------------------------------------------------------------------------------


Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the benefit base reset option.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o  elect to receive certain contract statements electronically;

o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

                                                        Who is AXA Equitable?  7

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13) exercise of the Guaranteed minimum income benefit;


(14) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(15) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;


(16) death claims;

(17) change in ownership (NQ only); and


(18) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL").


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between investment options;

(4)  contract surrender and withdrawal requests;

(5) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(6)  special dollar cost averaging.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)  rebalancing;

(4)  special dollar cost averaging;

(5)  substantially equal withdrawals;

(6)  systematic withdrawals; and

(7)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

8  Who is AXA Equitable?

Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Professional investment      Accumulator's(R) variable investment options invest in different portfolios managed by professional
management                   investment advisers.
----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).
                             -----------------------------------------------------------------------------------------------------
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -----------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
----------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
----------------------------------------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             -----------------------------------------------------------------------------------------------------
                             o No tax on transfers among investment options inside the contract.
                             -----------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                             Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                             Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during your life once you
income benefit               elect to annuitize the contract.
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal        The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals
benefit for life             of up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later.

                             Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
----------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                               o Initial minimum:         $5,000
                               o Additional minimum:      $500 (NQ, QP and Rollover TSA contracts)
                                                          $100 monthly and $300 quarterly under our automatic investment program
                                                          (NQ contracts)
                                                          $50 (IRA contracts)
                                                          $1000 (Inherited IRA contracts)
                             -----------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:         $4,000
                               o Additional minimum:      $50
                             -----------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at contract issue unless you elect GWBL).
----------------------------------------------------------------------------------------------------------------------------------


                                    Accumulator(R) at a glance -- key features 9

------------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Lump sum withdrawals
                             o Several withdrawal options on a periodic basis
                             o Loans under Rollover TSA contracts
                             o Contract surrender
                             o Maximum payment plan (only under contracts with GWBL)
                             o Customized payment plan (only under contracts with GWBL)

                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout options               o Fixed annuity payout options
                             o Variable Immediate Annuity payout options
                             o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features          o Guaranteed minimum death benefit options
                             o Principal guarantee benefits
                             o Dollar cost averaging
                             o Automatic investment program
                             o Account value rebalancing (quarterly, semiannually, and annually)
                             o Free transfers
                             o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home
                             o Earnings enhancement benefit, an optional death benefit available under certain contracts
                             o Spousal continuation
                             o Beneficiary continuation option
                             o Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges             Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
Owner and annuitant issue    NQ: 0-85
ages                         Rollover IRA, Roth Conversion
                             IRA, Flexible Premium Roth IRA
                             and Rollover TSA: 20-85
                             Flexible Premium IRA: 20-70
                             Inherited IRA: 0-70
                             QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.


10 Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or
make certain withdrawals or apply your cash value to
certain payout options).(1)                                       7.00%

Charge if you elect a variable payout option upon
annuitization (which is described in a separate prospectus
for that option)                                                  $350
------------------------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risks                                       0.80%
Administrative                                                    0.30%
Distribution                                                      0.20%
                                                                  ----
Total annual expenses                                             1.30%

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)

   If your account value on a contract date anniversary
   is less than $50,000(3)                                        $ 30
   If your account value on a contract date anniversary
   is $50,000 or more                                             $  0

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional benefit
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted
annually(2) on each contract date anniversary for which
the benefit is in effect).
   Standard death benefit                                         0.00%
   Annual Ratchet to age 85                                       0.25% of the Annual Ratchet to age 85 benefit base
   Greater of 6% Roll-Up to age 85 or Annual Ratchet              0.60% of the greater of 6% Roll-Up to age 85 benefit base or the
     to age 85                                                    Annual Ratchet to age 85 benefit base, as applicable
   GWBL Enhanced death benefit                                    0.30% of the GWBL Enhanced death benefit base
------------------------------------------------------------------------------------------------------------------------------------
Principal guarantee benefits charge (calculated as a
percentage of the account value. Deducted annually(2) on
each contract date anniversary for which the benefit is
in effect)
   100% Principal guarantee benefit                               0.50%
   125% Principal guarantee benefit                               0.75%
--------------------------------------------------------------------------------


                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a         0.65%
percentage of the applicable benefit base. Deducted
annually(2) on each contract date anniversary for which
the benefit is in effect)
------------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge (calculated as a              0.35%
percent age of the account value. Deducted annually(2) on
each contract date anniversary for which the benefit is in
effect)
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge(2)          0.60% for the Single Life option
(calculated as a percentage of the GWBL benefit base.             0.75% for the Joint Life option
Deducted annually on each contract date anniversary).

If your GWBL benefit base ratchets, we reserve the right
to increase your charge up to:                                    0.75% for the Single Life option
                                                                  0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in
"Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------

Net loan interest charge - Rollover TSA contracts only
(calculated and deducted daily as a percentage of the
outstanding loan amount)                                          2.00%(4)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)(5)                                                          0.63%      8.01%


This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.


--------------------------------------------------------------------------------
                                                Manage-
                                                 ment       12b-1     Other
Portfolio Name                                  Fees(6)     Fees(7)  Expenses(8)
--------------------------------------------------------------------------------
AXA Premier VIP Trust:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     0.19%
AXA Conservative Allocation                      0.10%      0.25%     0.22%
AXA Conservative-Plus Allocation                 0.10%      0.25%     0.19%
AXA Moderate Allocation                          0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation                     0.10%      0.25%     0.17%
AXA Premier VIP Aggressive Equity                0.60%      0.25%     0.20%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.18%
AXA Premier VIP Health Care                      1.20%      0.25%     0.28%
AXA Premier VIP High Yield                       0.58%      0.25%     0.18%
AXA Premier VIP International Equity             1.05%      0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%      0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%      0.25%     0.19%
AXA Premier VIP Technology                       1.20%      0.25%     0.22%
--------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%      0.25%     0.13%
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                              Total                     Net Total
                                                              Annual     Fee Waivers     Annual
                                              Underlying     Expenses      and/or       Expenses
                                              Portfolio      (Before       Expense       After
                                               Fees and      Expense      Reimburse-    Expense
 Portfolio Name                               Expenses(9)   Limitation)    ments(10)   Limitations
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
AXA Aggressive Allocation                        0.91%         1.45%         (0.19)%      1.26%
AXA Conservative Allocation                      0.58%         1.15%         (0.22)%      0.93%
AXA Conservative-Plus Allocation                 0.64%         1.18%         (0.19)%      0.99%
AXA Moderate Allocation                          0.71%         1.23%         (0.17)%      1.06%
AXA Moderate-Plus Allocation                     0.84%         1.36%         (0.17)%      1.19%
AXA Premier VIP Aggressive Equity                  --          1.05%            --        1.05%
AXA Premier VIP Core Bond                          --          1.03%         (0.08)%      0.95%
AXA Premier VIP Health Care                        --          1.73%          0.00%       1.73%
AXA Premier VIP High Yield                         --          1.01%            --        1.01%
AXA Premier VIP International Equity               --          1.58%          0.00%       1.58%
AXA Premier VIP Large Cap Core Equity              --          1.40%         (0.05)%      1.35%
AXA Premier VIP Large Cap Growth                   --          1.38%         (0.03)%      1.35%
AXA Premier VIP Large Cap Value                    --          1.37%         (0.02)%      1.35%
AXA Premier VIP Mid Cap Growth                     --          1.60%          0.00%       1.60%
AXA Premier VIP Mid Cap Value                      --          1.54%          0.00%       1.54%
AXA Premier VIP Technology                         --          1.67%          0.00%       1.67%
-------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.85%            --        0.85%
-------------------------------------------------------------------------------------------------------


12 Fee table

This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.


--------------------------------------------------------------------------------
                                                Manage-
                                                 ment       12b-1     Other
Portfolio Name                                  Fees(6)     Fees(7)  Expenses(8)
--------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    0.56%      0.25%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%      0.25%     0.14%
EQ/Alliance International                        0.72%      0.25%     0.21%
EQ/Alliance Large Cap Growth                     0.90%      0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%      0.25%     0.13%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.13%
EQ/Ariel Appreciation II                         0.75%      0.25%     7.01%
EQ/Bear Stearns Small Company Growth             1.00%      0.25%     0.20%
EQ/Bernstein Diversified Value                   0.61%      0.25%     0.13%
EQ/Boston Advisors Equity Income                 0.75%      0.25%     0.16%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.27%
EQ/Capital Guardian Growth                       0.65%      0.25%     0.17%
EQ/Capital Guardian International                0.85%      0.25%     0.23%
EQ/Capital Guardian Research                     0.65%      0.25%     0.13%
EQ/Capital Guardian U.S. Equity                  0.65%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%      0.25%     0.24%
EQ/Equity 500 Index                              0.25%      0.25%     0.13%
EQ/Evergreen International Bond                  0.70%      0.25%     6.36%
EQ/Evergreen Omega                               0.65%      0.25%     0.18%
EQ/FI Mid Cap                                    0.69%      0.25%     0.14%
EQ/FI Mid Cap Value                              0.73%      0.25%     0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%      0.25%     0.66%
EQ/GAMCO Small Company Value                     0.79%      0.25%     0.14%
EQ/International Growth                          0.85%      0.25%     0.29%
EQ/Janus Large Cap Growth                        0.90%      0.25%     0.15%
EQ/JPMorgan Core Bond                            0.44%      0.25%     0.13%
EQ/JPMorgan Value Opportunities                  0.60%      0.25%     0.15%
EQ/Lazard Small Cap Value                        0.73%      0.25%     0.14%
EQ/Legg Mason Value Equity                       0.65%      0.25%     3.07%
EQ/Long Term Bond                                0.50%      0.25%     0.18%
EQ/Lord Abbett Growth and Income                 0.65%      0.25%     0.93%
EQ/Lord Abbett Large Cap Core                    0.65%      0.25%     1.32%
EQ/Lord Abbett Mid Cap Value                     0.70%      0.25%     0.40%
EQ/Marsico Focus                                 0.87%      0.25%     0.13%
EQ/Mercury Basic Value Equity                    0.57%      0.25%     0.13%
EQ/Mercury International Value                   0.85%      0.25%     0.23%
EQ/MFS Emerging Growth Companies                 0.65%      0.25%     0.14%
EQ/MFS Investors Trust                           0.60%      0.25%     0.18%
EQ/Money Market                                  0.34%      0.25%     0.13%
EQ/Montag & Caldwell Growth                      0.75%      0.25%     0.16%
EQ/PIMCO Real Return                             0.55%      0.25%     0.24%
EQ/Short Duration Bond                           0.44%      0.25%     0.14%
EQ/Small Company Index                           0.25%      0.25%     0.16%
EQ/TCW Equity                                    0.80%      0.25%     0.16%
EQ/UBS Growth and Income                         0.75%      0.25%     0.19%
EQ/Van Kampen Comstock                           0.65%      0.25%     0.39%
EQ/Van Kampen Emerging Markets Equity            1.15%      0.25%     0.48%
EQ/Van Kampen Mid Cap Growth                     0.70%      0.25%     0.83%
EQ/Wells Fargo Montgomery Small Cap              0.85%      0.25%     2.28%
--------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
--------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%      0.25%     1.48%
--------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
--------------------------------------------------------------------------------
U.S. Real Estate - Class II                      0.75%      0.35%     0.28%
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                               Total                     Net Total
                                                              Annual      Fee Waivers     Annual
                                                Underlying    Expenses      and/or       Expenses
                                                Portfolio     (Before       Expense       After
                                                 Fees and     Expense      Reimburse-    Expense
Portfolio Name                                  Expenses(9)  Limitation)    ments(10)   Limitations
-------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                         --       0.94%            --        0.94%
EQ/Alliance Intermediate Government Securities        --       0.89%            --        0.89%
EQ/Alliance International                             --       1.18%         (0.08)%      1.10%
EQ/Alliance Large Cap Growth                          --       1.28%         (0.23)%      1.05%
EQ/Alliance Quality Bond                              --       0.88%            --        0.88%
EQ/Alliance Small Cap Growth                          --       1.13%            --        1.13%
EQ/Ariel Appreciation II                              --       8.01%         (6.86)%      1.15%
EQ/Bear Stearns Small Company Growth                  --       1.45%         (0.15)%      1.30%
EQ/Bernstein Diversified Value                        --       0.99%         (0.04)%      0.95%
EQ/Boston Advisors Equity Income                      --       1.16%         (0.11)%      1.05%
EQ/Calvert Socially Responsible                       --       1.17%         (0.12)%      1.05%
EQ/Capital Guardian Growth                            --       1.07%         (0.12)%      0.95%
EQ/Capital Guardian International                     --       1.33%         (0.13)%      1.20%
EQ/Capital Guardian Research                          --       1.03%         (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity                       --       1.03%         (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond                     --       1.09%         (0.09)%      1.00%
EQ/Equity 500 Index                                   --       0.63%            --        0.63%
EQ/Evergreen International Bond                       --       7.31%         (6.16)%      1.15%
EQ/Evergreen Omega                                    --       1.08%          0.00%       1.08%
EQ/FI Mid Cap                                         --       1.08%         (0.08)%      1.00%
EQ/FI Mid Cap Value                                   --       1.12%         (0.02)%      1.10%
EQ/GAMCO Mergers and Acquisitions                     --       1.81%         (0.36)%      1.45%
EQ/GAMCO Small Company Value                          --       1.18%          0.00%       1.18%
EQ/International Growth                               --       1.39%          0.00%       1.39%
EQ/Janus Large Cap Growth                             --       1.30%         (0.15)%      1.15%
EQ/JPMorgan Core Bond                                 --       0.82%          0.00%       0.82%
EQ/JPMorgan Value Opportunities                       --       1.00%         (0.05)%      0.95%
EQ/Lazard Small Cap Value                             --       1.12%         (0.02)%      1.10%
EQ/Legg Mason Value Equity                            --       3.97%         (2.97)%      1.00%
EQ/Long Term Bond                                     --       0.93%          0.00%       0.93%
EQ/Lord Abbett Growth and Income                      --       1.83%         (0.83)%      1.00%
EQ/Lord Abbett Large Cap Core                         --       2.22%         (1.22)%      1.00%
EQ/Lord Abbett Mid Cap Value                          --       1.35%         (0.30)%      1.05%
EQ/Marsico Focus                                      --       1.25%         (0.10)%      1.15%
EQ/Mercury Basic Value Equity                         --       0.95%          0.00%       0.95%
EQ/Mercury International Value                        --       1.33%         (0.08)%      1.25%
EQ/MFS Emerging Growth Companies                      --       1.04%            --        1.04%
EQ/MFS Investors Trust                                --       1.03%         (0.08)%      0.95%
EQ/Money Market                                       --       0.72%            --        0.72%
EQ/Montag & Caldwell Growth                           --       1.16%         (0.01)%      1.15%
EQ/PIMCO Real Return                                  --       1.04%         (0.14)%      0.90%
EQ/Short Duration Bond                                --       0.83%          0.00%       0.83%
EQ/Small Company Index                                --       0.66%          0.00%       0.66%
EQ/TCW Equity                                         --       1.21%         (0.06)%      1.15%
EQ/UBS Growth and Income                              --       1.19%         (0.14)%      1.05%
EQ/Van Kampen Comstock                                --       1.29%         (0.29)%      1.00%
EQ/Van Kampen Emerging Markets Equity                 --       1.88%         (0.08)%      1.80%
EQ/Van Kampen Mid Cap Growth                          --       1.78%         (0.73)%      1.05%
EQ/Wells Fargo Montgomery Small Cap                   --       3.38%         (2.08)%      1.30%
-------------------------------------------------------------------------------------------------------
Laudus Variable Insurance Trust:
-------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity          --       3.23%         (0.02)%      3.21%
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
-------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                           --       1.38%         (0.10)%      1.28%
-------------------------------------------------------------------------------------------------------



                                                                    Fee table 13

Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by the contract year in         Contract
     which you make the withdrawal or surrender your contract. For each contribution,      Year
     we consider the contract year in which we receive that contribution to be "contract   1 .............  7.00%
     year 1")                                                                              2 .............  7.00%
                                                                                           3 .............  6.00%
                                                                                           4 .............  6.00%
                                                                                           5 .............  5.00%
                                                                                           6 .............  3.00%
                                                                                           7 .............  1.00%
                                                                                           8+ ............  0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(4) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(5) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(6) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (10) for any expense limitation agreement information.


(7) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.


(8) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreement.


(9) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.



(10) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



---------------------------------------------------------------------
Portfolio Name
---------------------------------------------------------------------
   AXA Premier VIP Aggressive Equity                            0.98%
---------------------------------------------------------------------
   AXA Premier VIP Health Care                                  1.71%
---------------------------------------------------------------------
   AXA Premier VIP International Equity                         1.54%
---------------------------------------------------------------------
   AXA Premier VIP Large Cap Core Equity                        1.33%
---------------------------------------------------------------------
   AXA Premier VIP Large Cap Growth                             1.33%
---------------------------------------------------------------------
   AXA Premier VIP Large Cap Value                              1.29%
---------------------------------------------------------------------
   AXA Premier VIP Mid Cap Growth                               1.55%
---------------------------------------------------------------------
   AXA Premier VIP Mid Cap Value                                1.49%
---------------------------------------------------------------------
   AXA Premier VIP Technology                                   1.61%
---------------------------------------------------------------------
   EQ/Alliance Common Stock                                     0.83%
---------------------------------------------------------------------
   EQ/Alliance Growth and Income                                0.91%
---------------------------------------------------------------------
   EQ/Alliance International                                    1.09%
---------------------------------------------------------------------
   EQ/Alliance Large Cap Growth                                 1.02%
---------------------------------------------------------------------
   EQ/Alliance Small Cap Growth                                 1.09%
---------------------------------------------------------------------
   EQ/Bernstein Diversified Value                               0.88%
---------------------------------------------------------------------
   EQ/Boston Advisors Equity Income                             1.04%
---------------------------------------------------------------------
   EQ/Calvert Socially Responsible                              1.03%
---------------------------------------------------------------------
   EQ/Capital Guardian Growth                                   0.94%
---------------------------------------------------------------------


14 Fee table

---------------------------------------------------------------------
Portfolio Name
---------------------------------------------------------------------
   EQ/Capital Guardian International                            1.18%
---------------------------------------------------------------------
   EQ/Capital Guardian Research                                 0.94%
---------------------------------------------------------------------
   EQ/Capital Guardian U.S. Equity                              0.94%
---------------------------------------------------------------------
   EQ/Evergreen Omega                                           0.88%
---------------------------------------------------------------------
   EQ/FI Mid Cap                                                0.95%
---------------------------------------------------------------------
   EQ/FI Mid Cap Value                                          1.08%
---------------------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions                            1.38%
---------------------------------------------------------------------
   EQ/GAMCO Small Company Value                                 1.17%
---------------------------------------------------------------------
   EQ/International Growth                                      1.22%
---------------------------------------------------------------------
   EQ/Janus Large Cap Growth                                    1.14%
---------------------------------------------------------------------
   EQ/Lazard Small Cap Value                                    1.01%
---------------------------------------------------------------------
   EQ/Legg Mason Value Equity                                   0.99%
---------------------------------------------------------------------
   EQ/Lord Abbett Growth and Income                             0.97%
---------------------------------------------------------------------
   EQ/Lord Abbett Large Cap Core                                0.99%
---------------------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value                                 1.01%
---------------------------------------------------------------------
   EQ/Marsico Focus                                             1.14%
---------------------------------------------------------------------
   EQ/Mercury Basic Value Equity                                0.93%
---------------------------------------------------------------------
   EQ/MFS Emerging Growth Companies                             1.01%
---------------------------------------------------------------------
   EQ/MFS Investors Trust                                       0.94%
---------------------------------------------------------------------
   EQ/Montag & Caldwell Growth                                  1.12%
---------------------------------------------------------------------
   EQ/UBS Growth and Income                                     1.04%
---------------------------------------------------------------------
   EQ/Van Kampen Comstock                                       0.99%
---------------------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity                        1.78%
---------------------------------------------------------------------
   EQ/Van Kampen Mid Cap Growth                                 1.02%
---------------------------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap                          1.12%
---------------------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit) would pay in the situations illustrated. Each value in the expense example was calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. The example uses an average annual administrative charge based on the charges paid in 2005, which results in an estimated administrative charge of .014% of contract value.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                    Fee table 15

---------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 --------------------------------------------------------
Portfolio Name                                     1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,169.00     $ 2,023.00     $ 2,898.00     $ 5,042.00
AXA Conservative Allocation                      $ 1,138.00     $ 1,932.00     $ 2,751.00     $ 4,769.00
AXA Conservative-Plus Allocation                 $ 1,141.00     $ 1,941.00     $ 2,766.00     $ 4,797.00
AXA Moderate Allocation                          $ 1,146.00     $ 1,956.00     $ 2,791.00     $ 4,843.00
AXA Moderate-Plus Allocation                     $ 1,160.00     $ 1,996.00     $ 2,854.00     $ 4,962.00
AXA Premier VIP Aggressive Equity                $ 1,127.00     $ 1,901.00     $ 2,702.00     $ 4,677.00
AXA Premier VIP Core Bond                        $ 1,125.00     $ 1,895.00     $ 2,692.00     $ 4,658.00
AXA Premier VIP Health Care                      $ 1,199.00     $ 2,108.00     $ 3,033.00     $ 5,290.00
AXA Premier VIP High Yield                       $ 1,123.00     $ 1,889.00     $ 2,682.00     $ 4,639.00
AXA Premier VIP International Equity             $ 1,183.00     $ 2,062.00     $ 2,961.00     $ 5,158.00
AXA Premier VIP Large Cap Core Equity            $ 1,164.00     $ 2,008.00     $ 2,874.00     $ 4,998.00
AXA Premier VIP Large Cap Growth                 $ 1,162.00     $ 2,002.00     $ 2,864.00     $ 4,980.00
AXA Premier VIP Large Cap Value                  $ 1,161.00     $ 1,999.00     $ 2,859.00     $ 4,971.00
AXA Premier VIP Mid Cap Growth                   $ 1,185.00     $ 2,068.00     $ 2,970.00     $ 5,176.00
AXA Premier VIP Mid Cap Value                    $ 1,179.00     $ 2,050.00     $ 2,941.00     $ 5,123.00
AXA Premier VIP Technology                       $ 1,192.00     $ 2,090.00     $ 3,004.00     $ 5,237.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,106.00     $ 1,839.00     $ 2,602.00     $ 4,485.00
EQ/Alliance Growth and Income                    $ 1,115.00     $ 1,867.00     $ 2,646.00     $ 4,570.00
EQ/Alliance Intermediate Government Securities   $ 1,110.00     $ 1,851.00     $ 2,622.00     $ 4,523.00
EQ/Alliance International                        $ 1,141.00     $ 1,940.00     $ 2,765.00     $ 4,794.00
EQ/Alliance Large Cap Growth                     $ 1,151.00     $ 1,971.00     $ 2,814.00     $ 4,886.00
EQ/Alliance Quality Bond                         $ 1,109.00     $ 1,848.00     $ 2,617.00     $ 4,513.00
EQ/Alliance Small Cap Growth                     $ 1,135.00     $ 1,925.00     $ 2,740.00     $ 4,748.00
EQ/Ariel Appreciation II                         $ 1,858.00     $ 3,873.00     $ 5,691.00     $ 9,213.00
EQ/Bear Stearns Small Company Growth             $ 1,169.00     $ 2,022.00     $ 2,896.00     $ 5,040.00
EQ/Bernstein Diversified Value                   $ 1,121.00     $ 1,882.00     $ 2,671.00     $ 4,617.00
EQ/Boston Advisors Equity Income                 $ 1,139.00     $ 1,934.00     $ 2,755.00     $ 4,776.00
EQ/Calvert Socially Responsible                  $ 1,140.00     $ 1,937.00     $ 2,760.00     $ 4,785.00
EQ/Capital Guardian Growth                       $ 1,129.00     $ 1,907.00     $ 2,711.00     $ 4,692.00
EQ/Capital Guardian International                $ 1,156.00     $ 1,986.00     $ 2,838.00     $ 4,932.00
EQ/Capital Guardian Research                     $ 1,125.00     $ 1,894.00     $ 2,691.00     $ 4,655.00
EQ/Capital Guardian U.S. Equity                  $ 1,125.00     $ 1,894.00     $ 2,691.00     $ 4,655.00
EQ/Caywood-Scholl High Yield Bond                $ 1,131.00     $ 1,913.00     $ 2,720.00     $ 4,711.00
EQ/Equity 500 Index                              $ 1,083.00     $ 1,771.00     $ 2,492.00     $ 4,272.00
EQ/Evergreen International                       $ 1,784.00     $ 3,688.00     $ 5,431.00     $ 8,903.00
EQ/Evergreen Omega                               $ 1,130.00     $ 1,910.00     $ 2,716.00     $ 4,702.00
EQ/FI Mid Cap                                    $ 1,130.00     $ 1,910.00     $ 2,716.00     $ 4,702.00
EQ/FI Mid Cap Value                              $ 1,134.00     $ 1,922.00     $ 2,735.00     $ 4,739.00
EQ/GAMCO Mergers and Acquisitions                $ 1,207.00     $ 2,131.00     $ 3,069.00     $ 5,356.00
EQ/GAMCO Small Company Value                     $ 1,141.00     $ 1,940.00     $ 2,765.00     $ 4,794.00
EQ/International Growth                          $ 1,163.00     $ 2,004.00     $ 2,867.00     $ 4,986.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                                 --------------------------------------------------------
Portfolio Name                                     1 year      3 years        5 years       10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   819.00   $ 1,773.00     $ 2,748.00     $ 5,392.00
AXA Conservative Allocation                      $   788.00   $ 1,682.00     $ 2,601.00     $ 5,119.00
AXA Conservative-Plus Allocation                 $   791.00   $ 1,691.00     $ 2,616.00     $ 5,147.00
AXA Moderate Allocation                          $   796.00   $ 1,706.00     $ 2,641.00     $ 5,193.00
AXA Moderate-Plus Allocation                     $   810.00   $ 1,746.00     $ 2,704.00     $ 5,312.00
AXA Premier VIP Aggressive Equity                $   777.00   $ 1,651.00     $ 2,552.00     $ 5,027.00
AXA Premier VIP Core Bond                        $   775.00   $ 1,645.00     $ 2,542.00     $ 5,008.00
AXA Premier VIP Health Care                      $   849.00   $ 1,858.00     $ 2,883.00     $ 5,640.00
AXA Premier VIP High Yield                       $   773.00   $ 1,639.00     $ 2,532.00     $ 4,989.00
AXA Premier VIP International Equity             $   833.00   $ 1,812.00     $ 2,811.00     $ 5,508.00
AXA Premier VIP Large Cap Core Equity            $   814.00   $ 1,758.00     $ 2,724.00     $ 5,348.00
AXA Premier VIP Large Cap Growth                 $   812.00   $ 1,752.00     $ 2,714.00     $ 5,330.00
AXA Premier VIP Large Cap Value                  $   811.00   $ 1,749.00     $ 2,709.00     $ 5,321.00
AXA Premier VIP Mid Cap Growth                   $   835.00   $ 1,818.00     $ 2,820.00     $ 5,526.00
AXA Premier VIP Mid Cap Value                    $   829.00   $ 1,800.00     $ 2,791.00     $ 5,473.00
AXA Premier VIP Technology                       $   842.00   $ 1,840.00     $ 2,854.00     $ 5,587.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   756.00   $ 1,589.00     $ 2,452.00     $ 4,835.00
EQ/Alliance Growth and Income                    $   765.00   $ 1,617.00     $ 2,496.00     $ 4,920.00
EQ/Alliance Intermediate Government Securities   $   760.00   $ 1,601.00     $ 2,472.00     $ 4,873.00
EQ/Alliance International                        $   791.00   $ 1,690.00     $ 2,615.00     $ 5,144.00
EQ/Alliance Large Cap Growth                     $   801.00   $ 1,721.00     $ 2,664.00     $ 5,236.00
EQ/Alliance Quality Bond                         $   759.00   $ 1,598.00     $ 2,467.00     $ 4,863.00
EQ/Alliance Small Cap Growth                     $   785.00   $ 1,675.00     $ 2,590.00     $ 5,098.00
EQ/Ariel Appreciation II                         $ 1,508.00   $ 3,623.00     $ 5,541.00     $ 9,563.00
EQ/Bear Stearns Small Company Growth             $   819.00   $ 1,772.00     $ 2,746.00     $ 5,390.00
EQ/Bernstein Diversified Value                   $   771.00   $ 1,632.00     $ 2,521.00     $ 4,967.00
EQ/Boston Advisors Equity Income                 $   789.00   $ 1,684.00     $ 2,605.00     $ 5,126.00
EQ/Calvert Socially Responsible                  $   790.00   $ 1,687.00     $ 2,610.00     $ 5,135.00
EQ/Capital Guardian Growth                       $   779.00   $ 1,657.00     $ 2,561.00     $ 5,042.00
EQ/Capital Guardian International                $   806.00   $ 1,736.00     $ 2,688.00     $ 5,282.00
EQ/Capital Guardian Research                     $   775.00   $ 1,644.00     $ 2,541.00     $ 5,005.00
EQ/Capital Guardian U.S. Equity                  $   775.00   $ 1,644.00     $ 2,541.00     $ 5,005.00
EQ/Caywood-Scholl High Yield Bond                $   781.00   $ 1,663.00     $ 2,570.00     $ 5,061.00
EQ/Equity 500 Index                              $   733.00   $ 1,521.00     $ 2,342.00     $ 4,622.00
EQ/Evergreen International                       $ 1,434.00   $ 3,438.00     $ 5,281.00     $ 9,253.00
EQ/Evergreen Omega                               $   780.00   $ 1,660.00     $ 2,566.00     $ 5,052.00
EQ/FI Mid Cap                                    $   780.00   $ 1,660.00     $ 2,566.00     $ 5,052.00
EQ/FI Mid Cap Value                              $   784.00   $ 1,672.00     $ 2,585.00     $ 5,089.00
EQ/GAMCO Mergers and Acquisitions                $   857.00   $ 1,881.00     $ 2,919.00     $ 5,706.00
EQ/GAMCO Small Company Value                     $   791.00   $ 1,690.00     $ 2,615.00     $ 5,144.00
EQ/International Growth                          $   813.00   $ 1,754.00     $ 2,717.00     $ 5,336.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                       If you do not surrender your contract at the
                                                             end of the applicable time period
                                                 --------------------------------------------------------
Portfolio Name                                     1 year       3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   469.00     $ 1,423.00     $ 2,398.00     $ 5,042.00
AXA Conservative Allocation                      $   438.00     $ 1,332.00     $ 2,251.00     $ 4,769.00
AXA Conservative-Plus Allocation                 $   441.00     $ 1,341.00     $ 2,266.00     $ 4,797.00
AXA Moderate Allocation                          $   446.00     $ 1,356.00     $ 2,291.00     $ 4,843.00
AXA Moderate-Plus Allocation                     $   460.00     $ 1,396.00     $ 2,354.00     $ 4,962.00
AXA Premier VIP Aggressive Equity                $   427.00     $ 1,301.00     $ 2,202.00     $ 4,677.00
AXA Premier VIP Core Bond                        $   425.00     $ 1,295.00     $ 2,192.00     $ 4,658.00
AXA Premier VIP Health Care                      $   499.00     $ 1,508.00     $ 2,533.00     $ 5,290.00
AXA Premier VIP High Yield                       $   423.00     $ 1,289.00     $ 2,182.00     $ 4,639.00
AXA Premier VIP International Equity             $   483.00     $ 1,462.00     $ 2,461.00     $ 5,158.00
AXA Premier VIP Large Cap Core Equity            $   464.00     $ 1,408.00     $ 2,374.00     $ 4,998.00
AXA Premier VIP Large Cap Growth                 $   462.00     $ 1,402.00     $ 2,364.00     $ 4,980.00
AXA Premier VIP Large Cap Value                  $   461.00     $ 1,399.00     $ 2,359.00     $ 4,971.00
AXA Premier VIP Mid Cap Growth                   $   485.00     $ 1,468.00     $ 2,470.00     $ 5,176.00
AXA Premier VIP Mid Cap Value                    $   479.00     $ 1,450.00     $ 2,441.00     $ 5,123.00
AXA Premier VIP Technology                       $   492.00     $ 1,490.00     $ 2,504.00     $ 5,237.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   406.00     $ 1,239.00     $ 2,102.00     $ 4,485.00
EQ/Alliance Growth and Income                    $   415.00     $ 1,267.00     $ 2,146.00     $ 4,570.00
EQ/Alliance Intermediate Government Securities   $   410.00     $ 1,251.00     $ 2,122.00     $ 4,523.00
EQ/Alliance International                        $   441.00     $ 1,340.00     $ 2,265.00     $ 4,794.00
EQ/Alliance Large Cap Growth                     $   451.00     $ 1,371.00     $ 2,314.00     $ 4,886.00
EQ/Alliance Quality Bond                         $   409.00     $ 1,248.00     $ 2,117.00     $ 4,513.00
EQ/Alliance Small Cap Growth                     $   435.00     $ 1,325.00     $ 2,240.00     $ 4,748.00
EQ/Ariel Appreciation II                         $ 1,158.00     $ 3,273.00     $ 5,191.00     $ 9,213.00
EQ/Bear Stearns Small Company Growth             $   469.00     $ 1,422.00     $ 2,396.00     $ 5,040.00
EQ/Bernstein Diversified Value                   $   421.00     $ 1,282.00     $ 2,171.00     $ 4,617.00
EQ/Boston Advisors Equity Income                 $   439.00     $ 1,334.00     $ 2,255.00     $ 4,776.00
EQ/Calvert Socially Responsible                  $   440.00     $ 1,337.00     $ 2,260.00     $ 4,785.00
EQ/Capital Guardian Growth                       $   429.00     $ 1,307.00     $ 2,211.00     $ 4,692.00
EQ/Capital Guardian International                $   456.00     $ 1,386.00     $ 2,338.00     $ 4,932.00
EQ/Capital Guardian Research                     $   425.00     $ 1,294.00     $ 2,191.00     $ 4,655.00
EQ/Capital Guardian U.S. Equity                  $   425.00     $ 1,294.00     $ 2,191.00     $ 4,655.00
EQ/Caywood-Scholl High Yield Bond                $   431.00     $ 1,313.00     $ 2,220.00     $ 4,711.00
EQ/Equity 500 Index                              $   383.00     $ 1,171.00     $ 1,992.00     $ 4,272.00
EQ/Evergreen International                       $ 1,084.00     $ 3,088.00     $ 4,931.00     $ 8,903.00
EQ/Evergreen Omega                               $   430.00     $ 1,310.00     $ 2,216.00     $ 4,702.00
EQ/FI Mid Cap                                    $   430.00     $ 1,310.00     $ 2,216.00     $ 4,702.00
EQ/FI Mid Cap Value                              $   434.00     $ 1,322.00     $ 2,235.00     $ 4,739.00
EQ/GAMCO Mergers and Acquisitions                $   507.00     $ 1,531.00     $ 2,569.00     $ 5,356.00
EQ/GAMCO Small Company Value                     $   441.00     $ 1,340.00     $ 2,265.00     $ 4,794.00
EQ/International Growth                          $   463.00     $ 1,404.00     $ 2,367.00     $ 4,986.00
---------------------------------------------------------------------------------------------------------


16 Fee table

---------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 --------------------------------------------------------
Portfolio Name                                     1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        $ 1,153.00     $ 1,977.00     $ 2,823.00     $ 4,904.00
EQ/JPMorgan Core Bond                            $ 1,103.00     $ 1,830.00     $ 2,587.00     $ 4,456.00
EQ/JPMorgan Value Opportunities                  $ 1,122.00     $ 1,885.00     $ 2,676.00     $ 4,627.00
EQ/Lazard Small Cap Value                        $ 1,134.00     $ 1,922.00     $ 2,735.00     $ 4,739.00
EQ/Legg Mason Value Equity                       $ 1,434.00     $ 2,765.00     $ 4,067.00     $ 7,016.00
EQ/Long Term Bond                                $ 1,114.00     $ 1,864.00     $ 2,641.00     $ 4,561.00
EQ/Lord Abbett Growth and Income                 $ 1,209.00     $ 2,137.00     $ 3,079.00     $ 5,373.00
EQ/Lord Abbett Large Cap Core                    $ 1,250.00     $ 2,254.00     $ 3,264.00     $ 5,702.00
EQ/Lord Abbett Mid Cap Value                     $ 1,158.00     $ 1,992.00     $ 2,848.00     $ 4,950.00
EQ/Marsico Focus                                 $ 1,148.00     $ 1,961.00     $ 2,799.00     $ 4,859.00
EQ/Mercury Basic Value Equity                    $ 1,116.00     $ 1,870.00     $ 2,651.00     $ 4,580.00
EQ/Mercury International Value                   $ 1,156.00     $ 1,986.00     $ 2,838.00     $ 4,932.00
EQ/MFS Emerging Growth Companies                 $ 1,126.00     $ 1,897.00     $ 2,696.00     $ 4,664.00
EQ/MFS Investors Trust                           $ 1,125.00     $ 1,894.00     $ 2,691.00     $ 4,655.00
EQ/Money Market                                  $ 1,092.00     $ 1,799.00     $ 2,537.00     $ 4,360.00
EQ/Montag & Caldwell Growth                      $ 1,139.00     $ 1,934.00     $ 2,755.00     $ 4,776.00
EQ/PIMCO Real Return                             $ 1,126.00     $ 1,897.00     $ 2,696.00     $ 4,664.00
EQ/Short Duration Bond                           $ 1,104.00     $ 1,833.00     $ 2,592.00     $ 4,466.00
EQ/Small Company Index                           $ 1,086.00     $ 1,781.00     $ 2,507.00     $ 4,302.00
EQ/TCW Equity                                    $ 1,144.00     $ 1,949.00     $ 2,779.00     $ 4,822.00
EQ/UBS Growth and Income                         $ 1,142.00     $ 1,943.00     $ 2,770.00     $ 4,804.00
EQ/Van Kampen Comstock                           $ 1,152.00     $ 1,974.00     $ 2,819.00     $ 4,895.00
EQ/Van Kampen Emerging Markets Equity            $ 1,214.00     $ 2,152.00     $ 3,103.00     $ 5,416.00
EQ/Van Kampen Mid Cap Growth                     $ 1,204.00     $ 2,122.00     $ 3,055.00     $ 5,330.00
EQ/Wells Fargo Montgomery Small Cap              $ 1,372.00     $ 2,595.00     $ 3,803.00     $ 6,601.00
---------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     $ 1,695.00     $ 3,461.00     $ 5,105.00     $ 8,492.00
---------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $ 1,307.00     $ 2,414.00     $ 3,520.00     $ 6,137.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                                 --------------------------------------------------------
Portfolio Name                                     1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        $   803.00     $ 1,727.00     $ 2,673.00     $ 5,254.00
EQ/JPMorgan Core Bond                            $   753.00     $ 1,580.00     $ 2,437.00     $ 4,806.00
EQ/JPMorgan Value Opportunities                  $   772.00     $ 1,635.00     $ 2,526.00     $ 4,977.00
EQ/Lazard Small Cap Value                        $   784.00     $ 1,672.00     $ 2,585.00     $ 5,089.00
EQ/Legg Mason Value Equity                       $ 1,084.00     $ 2,515.00     $ 3,917.00     $ 7,366.00
EQ/Long Term Bond                                $   764.00     $ 1,614.00     $ 2,491.00     $ 4,911.00
EQ/Lord Abbett Growth and Income                 $   859.00     $ 1,887.00     $ 2,929.00     $ 5,723.00
EQ/Lord Abbett Large Cap Core                    $   900.00     $ 2,004.00     $ 3,114.00     $ 6,052.00
EQ/Lord Abbett Mid Cap Value                     $   808.00     $ 1,742.00     $ 2,698.00     $ 5,300.00
EQ/Marsico Focus                                 $   798.00     $ 1,711.00     $ 2,649.00     $ 5,209.00
EQ/Mercury Basic Value Equity                    $   766.00     $ 1,620.00     $ 2,501.00     $ 4,930.00
EQ/Mercury International Value                   $   806.00     $ 1,736.00     $ 2,688.00     $ 5,282.00
EQ/MFS Emerging Growth Companies                 $   776.00     $ 1,647.00     $ 2,546.00     $ 5,014.00
EQ/MFS Investors Trust                           $   775.00     $ 1,644.00     $ 2,541.00     $ 5,005.00
EQ/Money Market                                  $   742.00     $ 1,549.00     $ 2,387.00     $ 4,710.00
EQ/Montag & Caldwell Growth                      $   789.00     $ 1,684.00     $ 2,605.00     $ 5,126.00
EQ/PIMCO Real Return                             $   776.00     $ 1,647.00     $ 2,546.00     $ 5,014.00
EQ/Short Duration Bond                           $   754.00     $ 1,583.00     $ 2,442.00     $ 4,816.00
EQ/Small Company Index                           $   736.00     $ 1,531.00     $ 2,357.00     $ 4,652.00
EQ/TCW Equity                                    $   794.00     $ 1,699.00     $ 2,629.00     $ 5,172.00
EQ/UBS Growth and Income                         $   792.00     $ 1,693.00     $ 2,620.00     $ 5,154.00
EQ/Van Kampen Comstock                           $   802.00     $ 1,724.00     $ 2,669.00     $ 5,245.00
EQ/Van Kampen Emerging Markets Equity            $   864.00     $ 1,902.00     $ 2,953.00     $ 5,766.00
EQ/Van Kampen Mid Cap Growth                     $   854.00     $ 1,872.00     $ 2,905.00     $ 5,680.00
EQ/Wells Fargo Montgomery Small Cap              $ 1,022.00     $ 2,345.00     $ 3,653.00     $ 6,951.00
---------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     $ 1,345.00     $ 3,211.00     $ 4,955.00     $ 8,842.00
---------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $   957.00     $ 2,164.00     $ 3,370.00     $ 6,487.00
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                       If you do not surrender your contract at the
                                                             end of the applicable time period
                                                 --------------------------------------------------------
Portfolio Name                                     1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        $ 453.00       $ 1,377.00     $ 2,323.00     $ 4,904.00
EQ/JPMorgan Core Bond                            $ 403.00       $ 1,230.00     $ 2,087.00     $ 4,456.00
EQ/JPMorgan Value Opportunities                  $ 422.00       $ 1,285.00     $ 2,176.00     $ 4,627.00
EQ/Lazard Small Cap Value                        $ 434.00       $ 1,322.00     $ 2,235.00     $ 4,739.00
EQ/Legg Mason Value Equity                       $ 734.00       $ 2,165.00     $ 3,567.00     $ 7,016.00
EQ/Long Term Bond                                $ 414.00       $ 1,264.00     $ 2,141.00     $ 4,561.00
EQ/Lord Abbett Growth and Income                 $ 509.00       $ 1,537.00     $ 2,579.00     $ 5,373.00
EQ/Lord Abbett Large Cap Core                    $ 550.00       $ 1,654.00     $ 2,764.00     $ 5,702.00
EQ/Lord Abbett Mid Cap Value                     $ 458.00       $ 1,392.00     $ 2,348.00     $ 4,950.00
EQ/Marsico Focus                                 $ 448.00       $ 1,361.00     $ 2,299.00     $ 4,859.00
EQ/Mercury Basic Value Equity                    $ 416.00       $ 1,270.00     $ 2,151.00     $ 4,580.00
EQ/Mercury International Value                   $ 456.00       $ 1,386.00     $ 2,338.00     $ 4,932.00
EQ/MFS Emerging Growth Companies                 $ 426.00       $ 1,297.00     $ 2,196.00     $ 4,664.00
EQ/MFS Investors Trust                           $ 425.00       $ 1,294.00     $ 2,191.00     $ 4,655.00
EQ/Money Market                                  $ 392.00       $ 1,199.00     $ 2,037.00     $ 4,360.00
EQ/Montag & Caldwell Growth                      $ 439.00       $ 1,334.00     $ 2,255.00     $ 4,776.00
EQ/PIMCO Real Return                             $ 426.00       $ 1,297.00     $ 2,196.00     $ 4,664.00
EQ/Short Duration Bond                           $ 404.00       $ 1,233.00     $ 2,092.00     $ 4,466.00
EQ/Small Company Index                           $ 386.00       $ 1,181.00     $ 2,007.00     $ 4,302.00
EQ/TCW Equity                                    $ 444.00       $ 1,349.00     $ 2,279.00     $ 4,822.00
EQ/UBS Growth and Income                         $ 442.00       $ 1,343.00     $ 2,270.00     $ 4,804.00
EQ/Van Kampen Comstock                           $ 452.00       $ 1,374.00     $ 2,319.00     $ 4,895.00
EQ/Van Kampen Emerging Markets Equity            $ 514.00       $ 1,552.00     $ 2,603.00     $ 5,416.00
EQ/Van Kampen Mid Cap Growth                     $ 504.00       $ 1,522.00     $ 2,555.00     $ 5,330.00
EQ/Wells Fargo Montgomery Small Cap              $ 672.00       $ 1,995.00     $ 3,303.00     $ 6,601.00
---------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     $ 995.00       $ 2,861.00     $ 4,605.00     $ 8,492.00
---------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $ 607.00       $ 1,814.00     $ 3,020.00     $ 6,137.00
---------------------------------------------------------------------------------------------------------


                                                                    Fee table 17

CONDENSED FINANCIAL INFORMATION

Since this contract will be offered for the first time as of the date of this prospectus, and we do not currently offer any contracts with daily asset charges of 1.30% out of Separate Account No. 49, there is no applicable condensed financial information as of December 31, 2005.

18 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type of owner and contract purchased. The following table summarizes our rules regarding contributions to your contract. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.


We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue unless you elect GWBL). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining, contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
NQ                 0 through 85       o $5,000 (initial)      o After-tax money.                o No additional contributions may
                                                                                                  be made after attainment of age
                                      o $500 (additional)     o Paid to us by check or            86, or if later, the first
                                                                transfer of contract value in     contract anniversary.*
                                                                a tax-deferred exchange under
                                                                Section 1035 of the Internal
                                                                Revenue Code.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA       20 through 85      o $5,000 (initial)      o Eligible rollover               o No additional contributions may
                                                                distributions from TSA            be made after attainment of age
                                      o $50 (additional)        contracts or other 403(b)         86, or, if later, the first
                                                                arrangements, qualified           contract anniversary.*
                                                                plans, and governmental
                                                                employer 457(b) plans.          o Contributions after age 70-1/2
                                                                                                  must be net of required minimum
                                                              o Rollovers from another            distributions.
                                                                traditional individual
                                                                retirement arrangement.         o Although we accept regular IRA
                                                                                                  contributions (limited to
                                                              o Direct custodian-to-custodian     $4,000 for 2006 and 2007) under
                                                                transfers from another            rollover IRA contracts, we
                                                                traditional individual            intend that this contract be
                                                                retirement arrangement.           used primarily for rollover and
                                                                                                  direct transfer contributions.
                                                              o Regular IRA contributions.
                                                                                                o Additional catch-up
                                                              o Additional "catch-up"             contributions of up to $1,000
                                                                contributions.                    can be made for calendar years
                                                                                                  2006 and 2007 where the owner
                                                                                                  is at least age 50 but under
                                                                                                  age 70-1/2 at any time during
                                                                                                  the calendar year for which the
                                                                                                  contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion    20 through 85      o $5,000 (initial)      o Rollovers from another IRA      o No additional contributions may
IRA                                                             Roth IRA.                         be made after attainment of age
                                      o $50 (additional)                                          86, or, if later, the first
                                                              o Rollovers from a "designated      contract anniversary.*
                                                                Roth contribution account"
                                                                under a 401(k) plan or 403(b)   o Conversion rollovers after age
                                                                arrangement.                      70-1/2 must be net of required
                                                                                                  minimum distributions for the
                                                              o Conversion rollovers from a       traditional IRA you are rolling
                                                                traditional IRA.                  over.

                                                              o Direct transfers from another   o You cannot roll over funds from
                                                                Roth IRA.                         a traditional IRA if your
                                                                                                  adjusted gross income is
                                                              o Regular Roth IRA                  $100,000 or more.
                                                                contributions.
                                                                                                o Although we accept regular Roth
                                                              o Additional catch-up               IRA contributions (limited to
                                                                contributions.                    $4,000 for 2006 and 2007) under
                                                                                                  Roth IRA contracts, we intend
                                                                                                  that this contract be used
                                                                                                  primarily for rollover and
                                                                                                  direct transfer contributions.

                                                                                                o Additional catch-up
                                                                                                  contributions of up to $1,000
                                                                                                  can be made for calendar years
                                                                                                  2006 and 2007 where the owner
                                                                                                  is at least age 50 at any time
                                                                                                  during the calendar year for
                                                                                                  which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA       20 through 85      o $5,000 (initial)      o Direct transfers of pre-tax     o No additional contributions may
                                                                funds from another contract       be made after attainment of age
                                      o $500 (additional)       or arrangement under Section      86, or, if later, the first
                                                                403(b) of the Internal            contract anniversary.*
                                                                Revenue Code, complying with
                                                                IRS Revenue Ruling 90-24.       o Rollover or direct transfer
                                                                                                  contributions after age 70-1/2
                                                              o Eligible rollover                 must be net of any required
                                                                distributions of pre-tax          minimum distributions.
                                                                funds from other 403(b)
                                                                plans. Subsequent               o We do not accept employer
                                                                contributions may also be         remitted contributions.
                                                                rollovers from qualified
                                                                plans, governmental employer
                                                                457(b) plans and traditional
                                                                IRAs.
------------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
QP                 20 through 75      o $5,000 (initial)      o Only transfer contributions     o We do not accept regular
                                                                from other investments within     ongoing payroll contributions.
                                      o $500 (additional)       an existing defined
                                                                contribution qualified plan     o Only one additional transfer
                                                                trust.                            contribution may be made during
                                                                                                  a contract year.
                                                              o The plan must be qualified
                                                                under Section 401(a) of the     o No additional transfer
                                                                Internal Revenue Code.            contributions after the
                                                                                                  attainment of age 76 or, if
                                                              o For 401(k) plans, transferred     later, the first contract
                                                                contributions may not include     anniversary.
                                                                any after-tax contributions.
                                                                                                o Contributions after age 70-1/2
                                                                                                  must be net of any required
                                                                                                  minimum distributions.

                                                                                                o A separate QP contract must be
                                                                                                  established for each plan
                                                                                                  participant.

                                                                                                o We do not accept contributions
                                                                                                  from defined benefit plans.

See Appendix I at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70      o $4,000 (initial)      o Regular traditional IRA         o No regular IRA contributions in
IRA                                                             contributions.                    the calendar year you turn age
                                      o $50 (additional)                                          70-1/2 and thereafter.
                                                              o Additional catch-up
                                                                contributions.                  o Rollover and direct transfer
                                                                                                  contributions may be made up to
                                                              o Eligible rollover                 attainment of age 86.*
                                                                distributions from TSA
                                                                contracts or other 403(b)       o Regular contributions may not
                                                                arrangements, qualified           exceed $4,000 for 2006 and
                                                                plans, and governmental           2007.
                                                                employer 457(b) plans.
                                                                                                o Rollover and direct transfer
                                                              o Rollovers from another            contributions after age 70-1/2
                                                                traditional individual            must be net of required minimum
                                                                retirement arrangement.           distributions.

                                                              o Direct custodian-to-custodian   o Although we accept rollover and
                                                                transfers from another            direct transfer contributions
                                                                traditional individual            under the Flexible Premium IRA
                                                                retirement arrangement.           contract, we intend that this
                                                                                                  contract be used for ongoing
                                                                                                  regular contributions.

                                                                                                o Additional catch-up
                                                                                                  contributions of up to $1,000
                                                                                                  can be made for calendar years
                                                                                                  2006 and 2007 where the owner
                                                                                                  is at least age 50 but under
                                                                                                  age 70-1/2 at any time during
                                                                                                  the calendar year for which the
                                                                                                  contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 85      o $4,000 (initial)      o Regular after-tax               o No additional contributions may
Roth IRA                                                        contributions.                    be made after the attainment of
                                      o $50 (additional)                                          age 86, or, if later, the first
                                                              o Additional catch-up               contract anniversary.*
                                                                contributions.
                                                                                                o Regular Roth IRA contributions
                                                              o Rollovers from another Roth       may not exceed $4,000 for 2006
                                                                IRA.                              and 2007.

                                                              o Rollovers from a "designated    o Contributions are subject to
                                                                Roth contribution account"        income limits and other tax
                                                                under a 401(k) plan or 403(b)     rules.
                                                                arrangement.
                                                                                                o Although we accept rollover and
                                                              o Conversion rollovers from a       direct transfer contributions
                                                                traditional IRA.                  under the Flexible Premium Roth
                                                                                                  IRA contract, we intend that
                                                              o Direct transfers from another     this contract be used for
                                                                Roth IRA.                         ongoing regular Roth IRA
                                                                                                  contributions.

                                                                                                o Additional catch-up
                                                                                                  contributions of up to $1,000
                                                                                                  can be made for calendar years
                                                                                                  2006 and 2007 where the owner
                                                                                                  is at least age 50 at any time
                                                                                                  during the calendar year for
                                                                                                  which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant      Minimum
 Contract type     issue ages         contributions           Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70               o $5,000 (initial)       o Direct custodian-to-           o Any additional contributions
Beneficiary                                                      custodian transfers of your      must be from the same type of
Continuation                          o $1,000 (additional)      interest as a death benefi-      IRA of the same deceased owner.
Contract (tradi-                                                 ciary of the deceased owner's
tional IRA or                                                    traditional indi- vidual
Roth IRA)                                                        retirement arrangement or
                                                                 Roth IRA to an IRA of the
                                                                 same type.

------------------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in the Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.


* For Pennsylvania contracts, please see Appendix VI later in this Prospectus for state variations.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.

                                               Contract features and benefits 25

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state. For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix I at the end of this Prospectus for more information on QP contracts.

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A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
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Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. Under QP contracts, all benefits are based on the age of the annuitant.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

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The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
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Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

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Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging. If you elect a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and either the AXA Allocation portfolios or the AXA Moderate Allocation portfolio depending on the Principal guarantee benefit elected. If you submit an application and elect the Guaranteed withdrawal benefit for life on or after September 18, 2006, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Allocation portfolios.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

26  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors may include fees and expenses; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.



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AXA Premier VIP Trust
Portfolio Name                 Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION      Seeks long-term capital appreciation.                   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION    Seeks a high level of current income.                   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS          Seeks current income and growth of capital, with a      o AXA Equitable
 ALLOCATION                    greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Seeks long-term capital appreciation and current        o AXA Equitable
                               income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS              Seeks long-term capital appreciation and current        o AXA Equitable
 ALLOCATION                    income, with a greater emphasis on capital
                               appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE     Long-term growth of capital.                            o AllianceBernstein L.P.
 EQUITY
                                                                                       o Legg Mason Capital Management, Inc.

                                                                                       o MFS Investment Management

                                                                                       o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND      To seek a balance of a high current income and          o BlackRock Advisors, Inc.
                               capital appreciation, consistent with a prudent
                               level of risk.                                          o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE    Long-term growth of capital.                            o A I M Capital Management, Inc.

                                                                                       o RCM Capital Management LLC

                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD     High total return through a combination of current      o Pacific Investment Management Company LLC
                               income and capital appreciation.
                                                                                       o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                Long-term growth of capital.                            o AllianceBernstein L.P.
 INTERNATIONAL EQUITY
                                                                                       o J.P. Morgan Investment Management Inc.

                                                                                       o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Long-term growth of capital.                            o AllianceBernstein L.P.
 CORE EQUITY
                                                                                       o Janus Capital Management LLC

                                                                                       o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

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AXA Premier VIP Trust
Portfolio Name                 Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                       o RCM Capital Management LLC

                                                                                       o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Long-term growth of capital.                            o AllianceBernstein L.P.
 VALUE
                                                                                       o Institutional Capital Corporation

                                                                                       o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                       o Franklin Advisers, Inc.

                                                                                       o Provident Investment Counsel, Inc.
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AXA PREMIER VIP MID CAP VALUE  Long-term growth of capital.                            o AXA Rosenberg Investment Management LLC

                                                                                       o TCW Investment Management Company

                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY     Long-term growth of capital.                            o Firsthand Capital Management, Inc.

                                                                                       o RCM Capital Management LLC

                                                                                       o Wellington Management Company, LLP
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EQ Advisors Trust
Portfolio Name                 Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK       Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND         Seeks to provide a high total return.                   o AllianceBernstein L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE       Seeks to achieve high current income consistent         o AllianceBernstein L.P.
 GOVERNMENT SECURITIES         with relative stability of principal.
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EQ/ALLIANCE INTERNATIONAL      Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP          Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND       Seeks to achieve high current income consistent         o AllianceBernstein L.P.
                               with moderate risk to capital.
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EQ/ALLIANCE SMALL CAP          Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks long-term appreciation.                           o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                Seeks to achieve capital appreciation.                  o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED       Seeks capital appreciation.                             o AllianceBernstein L.P.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to             o Boston Advisors, LLC
 INCOME                        achieve an above-average and consistent total
                               return.
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EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                   o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                           and Bridgeway Capital Management, Inc.
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EQ/CAPITAL GUARDIAN GROWTH     Seeks long-term growth of capital.                      o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                 o Capital Guardian Trust Company
 INTERNATIONAL
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28 Contract features and benefits

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EQ Advisors Trust
Portfolio Name                 Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                       o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that               o AllianceBernstein L.P.
                               approximates the total return performance of the
                               S&P 500 Index, including reinvestment of
                               dividends, at a risk level consistent with that of
                               the S&P 500 Index.
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EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.                o Evergreen Investment Management Company,
 BOND                                                                                    LLC
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EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                         o Evergreen Investment Management Company,
                                                                                         LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE            Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.                  o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                 o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                  o MFS Investment Management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                      o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent         o J.P. Morgan Investment Management Inc.
                               with moderate risk to capital and maintenance of
                               liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.                         o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                             o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.                      o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation       o Mercury Advisors
                               through investment in long-maturity debt
                               obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without       o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with          o Lord, Abbett & Co. LLC
 CORE                          reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                   o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily,             o Mercury Advisors
 EQUITY                        income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks to provide current income and long-term           o Merrill Lynch Investment Managers
 VALUE                         growth of income, accompanied by growth of                International Limited
                               capital.
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                                               Contract features and benefits 29

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EQ Advisors Trust
Portfolio Name                 Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.              o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with a secondary      o MFS Investment Management
                               objective to seek reasonable current income. For
                               purposes of this Portfolio, the words "reasonable
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income,         o The Dreyfus Corporation
                               preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                  o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with               o Pacific Investment Management Company,
                               preservation of real capital and prudent                  LLC
                               investment management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of         o Mercury Advisors
                               principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before       o AllianceBernstein L.P.
                               the deduction of portfolio expenses) the total
                               return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY                  Seeks to achieve long-term capital appreciation.        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital           o UBS Global Asset Management (Americas)
                               appreciation with income as a secondary                   Inc.
                               consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Capital growth and income.                              o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks long-term capital appreciation.                   o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Capital growth.                                         o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY      Seeks long-term capital appreciation.                   o Wells Capital Management Inc.
 SMALL CAP
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Laudus Variable
Insurance Trust
Portfolio Name                 Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     Seeks to increase the value of your investment in       o Charles Schwab Investment Management,
 LONG/SHORT EQUITY             bull markets and bear markets through strategies          Inc.
                               that are designed to have limited exposure to
                               general equity market risk.                             o AXA Rosenberg Investment Management LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                 Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II   Seeks to provide above average current income and       o Van Kampen (is the name under which Morgan
                               long-term capital appreciation by investing               Stanley Investment Management Inc. does
                               primarily in equity securities of companies in the        business in certain situations)
                               U.S. real estate industry, including real estate
                               investment trusts.
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You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


30 Contract features and benefits

GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)   the minimum interest rate guaranteed over the life of the contract,

(2)   the yearly guaranteed interest rate for the calendar year, and

(3)   the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VI later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2006 is 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VI later in this Prospectus to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)   withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2006, the next available maturity date was February 15, 2007. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)   the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that

                                              Contract features and benefits  31
time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix II at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS


You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VI later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options available under your contract. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than

32  Contract features and benefits
the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options (subject to restrictions in certain states. See Appendix VI later in this Prospectus.) You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.


If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you submit an application and elect the Guaranteed withdrawal benefit for life on or after September 18, 2006, general dollar cost averaging is not available.


INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.


If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                       ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging. See "Transferring your money among investment options" later in this Prospectus.


Not all dollar cost averaging programs are available in every state. See Appendix VI later in this Prospectus for more information on state availability.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE


This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

                                              Contract features and benefits  33

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; less


o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o your initial contribution and any additional contributions to the contract; plus


o     daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus.

The effective annual roll-up rate credited to the benefit base is:


o 6% with respect to the variable investment options (other than EQ/Alliance Intermediate Government Securities, EQ/Money Market and EQ/Short Duration
      Bond), and the account for special dollar cost averaging; the effective annual rate may be 4% in some states. Please see Appendix VI later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, and EQ/Short Duration Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up after the contract anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:


o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract anniversary up to the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent contract anniversary, less


o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus).


For contracts with non-natural owners, the last contract anniversary a ratchet could occur is based on the annuitant's age.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years. If after your death your spouse continues this contract, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.

It is important to note that once you have reset your Roll-Up benefit base, a new 10 year waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, although there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

The Roll-Up benefit base for both the Guaranteed minimum death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit

34  Contract features and benefits
is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances.


GUARANTEED MINIMUM INCOME BENEFIT OPTION

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you are purchasing this contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are purchasing this contract to fund a Charitable Remainder Trust, the Guaranteed minimum income benefit is not available, except for certain split-funded Charitable Remainder Trusts. If the owner was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:

                    ------------------------------------------
                                  Level payments
                    ------------------------------------------
                                       Period certain years
                                     -------------------------
                        Owner's
                    age at exercise      IRAs           NQ
                    ------------------------------------------

                    75 and younger        10            10
                          76              9             10
                          77              8             10
                          78              7             10
                          79              7             10
                          80              7             10
                          81              7             9
                          82              7             8
                          83              7             7
                          84              6             6
                          85              5             5
                    ------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

                                              Contract features and benefits  35

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero, the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:


o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o     At owner (or older joint owner, if applicable) age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


               --------------------------------------------------
                                           Guaranteed minimum
                   Contract date         income benefit -- annual
               anniversary at exercise   income payable for life
               --------------------------------------------------
                         10              $11,891
                         15              $18,597

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age as follows:

o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;


(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;


(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv)    for Accumulator(R) Rollover TSA contracts, you may exercise the

36  Contract features and benefits

        Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise waiting period will be 10 years from the date of the last reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;


(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;


(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and


(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT


This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.

Subject to state availability (see Appendix VI later in this Prospectus for state availability of these benefits), you may elect one of the following enhanced death benefits:

o     Annual Ratchet to age 85.


o     The greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.

                                              Contract features and benefits  37

EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix VI later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Guaranteed withdrawal benefit for life , the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:


the greater of:

o     the account value or

o     any applicable death benefit


decreased by:

o     total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:


the greater of:

o     the account value or

o     any applicable death benefit


decreased by:

o     total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For contracts with non-natural owners, your eligibility to elect the Earnings enhancement benefit will be calculated based on the annuitant's age.

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix V.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VI later in this Prospectus to see if this feature is available in your state.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). This benefit is not available at issue ages younger than 45. You may elect one of our automated payment plans or you may take lump sum withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus.

If you submit an application and elect the Guaranteed withdrawal benefit for life on or after September 18, 2006, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Allocation portfolios.


You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are

38  Contract features and benefits
guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis. Joint annuitants are not permitted under any other contracts.


This benefit is not available under an Inherited IRA contract. Joint life QP and TSA contracts are not permitted.


The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.


You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);


o You are interested in long term accumulation rather than taking withdrawals;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL benefit base increases by the dollar amount of any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual Ratchet," on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


--------------------------------------------------------------------------------
Age            Applicable percentage
--------------------------------------------------------------------------------
45-64          4.0%
65-74          5.0%
75-84          6.0%
85 and older   7.0%
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We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF EXCESS WITHDRAWALS


An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to


                                              Contract features and benefits  39
exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.


An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:



      o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.


      o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.


You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your Income base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your Income base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.


In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET


Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the prior GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


5% DEFERRAL BONUS


At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.


Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals


40  Contract features and benefits
affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by the dollar amount of any subsequent contribution;

o Your GWBL Enhanced death benefit base increases to equal your account value if ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section;

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make;

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

If you elect either the GWBL Standard death benefit or the GWBL Enhanced death benefit, the death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death adjusted for any subsequent withdrawals (and associated withdrawal charges), whichever provides a higher amount.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) contract.

o     No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled lump sums, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.


o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the GWBL Annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit may be of limited usefulness to you if you do not intend to take withdrawals in the near future.


o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% federal income tax penalty before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.


o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit.


o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

                                              Contract features and benefits  41

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Allocation portfolios.

125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are planning to take required minimum distributions from this contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own

42  Contract features and benefits
personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.


o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from this contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o     You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, will apply as described in "Charges and expenses" later in this Prospectus.


o The Guaranteed minimum income benefit, Spousal continuation, special dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue tak ing required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VI to find out what applies in your state.


Generally, your refund will equal your account value (less loan reserve account) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o     you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a

                                              Contract features and benefits  43

Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

44  Contract features and benefits

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

                       ----------------------------------

For contracts issued in Pennsylvania only: if you apply for this contract by electronic means, please see Appendix VI for additional information.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VI later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

                                           Determining your contract's value  45

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.


46  Determining your contract's value

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:


o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.

o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

Some states may have additional transfer restrictions. Please see Appendix VI later in this Prospectus.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


                            Transferring your money among investment options  47

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing options, you must tell us:

      (a) the percentage you want invested in each investment option (whole percentages only), and

      (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permit-

48 Transferring your money among investment options ted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.


If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


                            Transferring your money among investment options  49

4. Accessing your money
--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.


Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                    Method of withdrawal
                   -------------------------------------------------------------
                                                                      Lifetime
                                                                      required
                                                   Substantially       minimum
 Contract            Lump sum        Systematic        equal        distribution
--------------------------------------------------------------------------------
NQ                      Yes             Yes             No              No
--------------------------------------------------------------------------------
Rollover IRA            Yes             Yes             Yes             Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA            Yes             Yes             Yes             Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                    Yes             Yes             Yes             No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA               Yes             Yes             Yes             No
--------------------------------------------------------------------------------
Inherited IRA           Yes              No             No              **
--------------------------------------------------------------------------------
QP                      Yes              No             No              Yes
--------------------------------------------------------------------------------
Rollover TSA*           Yes             Yes             No              Yes
--------------------------------------------------------------------------------

* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.

** This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)


You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract anniversaries with any Annual ratchet.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.


If you take a lump sum withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with the Annual ratchet. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you take a lump sum withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a lump sum withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.

50  Accessing your money

SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.


Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge.


Substantially equal withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if,

                                                        Accessing your money  51
when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.


FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any lump sum withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The lump sum may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in lump sum withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days).


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS


In general, withdrawals will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit are reduced on a dollar for dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater


52  Accessing your money
than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.


WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life " in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."


You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. If you elect the GWBL option or a PGB, loans are not permitted. Your contract contains further details of the loan provision. Please see Appendix VI later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)   the date annuity payments begin,

(2)   the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your


                                                        Accessing your money  53
contract value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When you annuitize, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VI later in this Prospectus for variations that may apply in your state.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus for further information.


--------------------------------------------------------------------------------
Fixed annuity payout options                   Life annuity
                                               Life annuity with period certain
                                               Life annuity with refund certain
                                               Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity                     Life annuity
   payout options                              Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options               Life annuity with period certain
   (available for owners and annu-             Period certain annuity
   itants age 83 or less at contract
   issue)
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o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you

54  Accessing your money
      cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

                                                        Accessing your money  55

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

Please see Appendix VI later in this Prospectus for variations that may apply in your state.


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5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o     A mortality and expense risks charge

o     An administrative charge

o     A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.


o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge

                                                        Charges and expenses  57
from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits, except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                                  Contract year
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                            1      2      3      4      5      6      7     8+
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   Percentage of
    contribution            7%     7%     6%     6%     5%     3%     1%    0%
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For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

For contracts issued in New York, please see Appendix VI later in this Prospectus for the New York withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.


For Pennsylvania annuitants who are age 84 or 85 at issue, please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

The withdrawal charge does not apply in the circumstances described below.


10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.


Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year rollup portion of the related benefit bases. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawal during the contract year up to the GWBL Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the GWBL Annual withdrawal amount.


Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;

-  it provides continuous room and board to three or more persons;

-  it is supervised by a registered nurse or licensed practical nurse;

-  it keeps daily medical records of each patient;

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-  it controls and records all medications dispensed; and

-  its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.

PRINCIPAL GUARANTEE BENEFITS CHARGE

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options .


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we


                                                        Charges and expenses  59
will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an annual ratchet. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life basis.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION
ADMINISTRATIVE FEE


We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o     Management fees ranging from 0.10% to 1.50%.


o     12b-1 fees of either 0.25% or 0.35%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced

60  Charges and expenses
commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

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6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.


Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

EFFECT OF THE OWNER'S DEATH


In general, if you die while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable.


There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation."


If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to

62  Payment of death benefit
receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.


If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the beneficiary contribution option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. The cash value must be fully paid within five years. Withdrawal charges will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:


o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.


o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

      o If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

      o If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

      o If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.


      o If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

      o For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.


o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.


o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner

                                                    Payment of death benefit  63
of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:


o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.


o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.


o     The withdrawal charge schedule remains in effect.

If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o     The contract continues in your name for the benefit of your beneficiary.

o     The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

64  Payment of death benefit

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o     The beneficiary automatically replaces the existing annuitant.

o     The contract continues in your name for the benefit of your beneficiary.


o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o     Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals.

o     No withdrawals will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o     The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.


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7.  Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit, special dollar cost averaging, selection of investment funds, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix I at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

66  Tax information

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED
WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual payments and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

ANNUITY PAYMENTS


Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit

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taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract. Please consult with your tax adviser before electing this feature.

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken). The ruling also does not address the effect of the retention of the Guaranteed withdrawal benefit for life feature discussed earlier in this Prospectus under "Contract features and benefits," which a non-spousal beneficiary may elect under certain conditions. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as limp sums will qualify for this exception if made before 59-1/2.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or

68  Tax information
individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o     Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions in traditional IRA and Roth IRA. This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


We have not applied for an opinion letter from the IRS to approve the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have received IRS opinion letters approving the respective forms of a similar traditional IRA and Roth IRA endorsement for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts.


The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA.

EARNINGS ENHANCEMENT BENEFIT

The Earnings enhancement benefit is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Earnings enhancement benefit qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with optional Earnings enhancement benefit.


Your right to cancel within a certain number of days

You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o     regular contributions out of earned income or compensation; or

o     tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs

Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. When your earnings are below $4,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70--1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch-up contribution" of up to $1,000 to your traditional IRA for 2006. This amount is the same for the taxable year 2007.

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Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for each of the taxable years 2006 and 2007 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for each of the taxable years 2006 and 2007, your fully deductible contribution can be up to $4,000, or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2006 and 2007.

If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.

To determine the deductible amount of the contribution for 2006, for example, you determine AGI and subtract $50,000 if you are single, or $75,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

 ($10,000-excess AGI)     times     the maximum       Equals       the adjusted
---------------------       x         regular           =           deductible
  divided by $10,000              contribution for                 contribution
                                      the year                         limit

Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2006 and 2007). The dollar limit is $5,000 in 2006 and 2007 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions"

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later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o     qualified plans;

o     governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o     other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o     Do it yourself:
      You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o     Direct rollover:
      You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o     hardship withdrawals; or

o     corrective distributions that fit specified technical tax rules; or

o     loans that are treated as distributions; or

o     death benefit payments to a beneficiary who is not your surviving spouse;
      or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

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SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o     regular contributions to a traditional IRA made after you reach age
      70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)   the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)   you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

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Required minimum distributions

Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expect-

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ancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Spousal continuation

If the contract is continued under Spousal continuation, no amounts are required to be paid until after your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.

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Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o     regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o     tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2006 and 2007. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2006. This amount is the same for the taxable year 2007.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o     another Roth IRA ("tax-free rollover contribution");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o     you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth

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IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule

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applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o     rollovers from a Roth IRA to another Roth IRA;

o     direct transfers from a Roth IRA to another Roth IRA;

o     qualified distributions from a Roth IRA; and

o     return of excess contributions or amounts recharacterized to a traditional
      IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o     you are age 59-1/2; or older or

o     you die; or

o     you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.


Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2006 and the conversion contribution is made in 2007, the conversion contribution is treated as contributed prior to other conversion contributions made in 2007.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

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Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


Earnings enhancement benefit

The Earnings enhancement benefit is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Earnings enhancement benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Earnings enhancement benefit rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Earnings enhancement benefit is not part of the contract, in such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Earnings enhancement benefit.


Contributions to TSAs

There are two ways you can make contributions to establish this Accumulator(R) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o     a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax funds in the Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The Accumulator(R) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans

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and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o     reaching age 59-1/2 even if you are still employed; or

o     disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o     you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o     direct rollover from another TSA or eligible retirement plan; or

o     direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the Accumulator(R) Rollover TSA; or

o     you reach age 59-1/2; or

o     you die; or

o     you become disabled (special federal income tax definition); or

o     you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the

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contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


Annuity Payments. Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

      (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

      (2) $50,000 reduced by the excess (if any) of the highest out standing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o     the loan does not qualify under the conditions above;

o     the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

See Appendix VI later in this Prospectus for any state rules that may affect loans from a Rollover TSA contract.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.

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The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required mini mum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

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o We are generally required to withhold on conversion rollovers of o traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2006, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o     hardship withdrawals; or

o     corrective distributions that fit specified technical tax rules; or

o     loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviv ing spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix I at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Accounts invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)   to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in the respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2006 and the related price per $100 of maturity value were as shown below:



         ------------------------------------------------------------
          Fixed Maturity
           Options with
           February 15th       Rate to Maturity           Price
          Maturity Date of          as of               Per $100 of
           Maturity Year       February 15, 2006      Maturity Value
         ------------------------------------------------------------
                2007                3.17%                 $ 96.93
                2008                3.29%                 $ 93.73
                2009                3.37%                 $ 90.53
                2010                3.43%                 $ 87.37
                2011                3.47%                 $ 84.31
                2012                3.53%                 $ 81.20
                2013                3.64%                 $ 77.84
                2014                3.69%                 $ 74.82


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         ------------------------------------------------------------
          Fixed Maturity
           Options with
           February 15th       Rate to Maturity           Price
          Maturity Date of          as of               Per $100 of
           Maturity Year       February 15, 2006      Maturity Value
         ------------------------------------------------------------
                2015                3.74%                 $ 71.84
                2016                3.76%                 $ 69.12


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

      (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

      (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

      (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

      (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)   We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.


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We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts. Please see Appendix VI later in this Prospectus to see if the automatic investment program is available in your state.


For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.


You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions,

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      subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o     the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan.

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Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information.


See Appendix VI later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.50% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 0.60% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.50% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.25% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling


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broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


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9. Incorporation of certain documents by reference


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AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the website is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).

                             Incorporation of certain documents by reference  89

Appendix I: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract.


We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs or amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;


o beginning in 2006, provisions in the Treasury Regulations on required minimum distributions will require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract;

o the Guaranteed minimum income benefit may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued; and

o if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

A-1 Appendix I: Purchase considerations for QP contracts

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2006 to a fixed maturity option with a maturity date of February 15, 2015 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,914 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2010.



--------------------------------------------------------------------------------
                                                           Hypothetical assumed
                                                           rate to maturity on
                                                            February 15, 2010
                                                          ---------------------
                                                             5.00%        9.00%
As of February 15, 2010 (before withdrawal)
--------------------------------------------------------------------------------
(1) Market adjusted amount                                $144,082    $ 119,503
--------------------------------------------------------------------------------
(2) Fixed maturity amount                                 $131,104    $ 131,104
--------------------------------------------------------------------------------
(3) Market value adjustment:
    (1) - (2)                                             $ 12,978    $ (11,601)
--------------------------------------------------------------------------------
On February 15, 2010 (after withdrawal)
--------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with
      withdrawal:
    (3) x [$50,000/(1)]                                   $  4,504    $  (4,854)
--------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]   $ 45,496    $  54,854
--------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                      $ 85,608    $  76,250
--------------------------------------------------------------------------------
(7) Maturity value                                        $120,091    $ 106,965
--------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                         $ 94,082    $  69,503
--------------------------------------------------------------------------------



You should note that under this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.


                                Appendix II: Market value adjustment example B-1

Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:


------------------------------------------------------------------------------------------------------
   End of
  contract                    6% Roll-Up to age 85    Annual Ratchet to age 85         GWBL Enhanced
    year     Account value   enhanced death benefit    enhanced death benefit          death benefit
-------------------------------------------------------------------------------------------------------
     1         $105,000             $106,000                  $105,000                $105,000
-------------------------------------------------------------------------------------------------------
     2         $115,500             $112,360                  $115,500                $115,500
-------------------------------------------------------------------------------------------------------
     3         $129,360             $119,102                  $129,360                $129,360
-------------------------------------------------------------------------------------------------------
     4         $103,488             $126,248                  $129,360                $135,828
-------------------------------------------------------------------------------------------------------
     5         $113,837             $133,823                  $129,360                $142,296
-------------------------------------------------------------------------------------------------------
     6         $127,497             $141,852                  $129,360                $148,764
-------------------------------------------------------------------------------------------------------
     7         $127,497             $150,363                  $129,360                $155,232
-------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(2) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.*


* At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1, 2 and 3, the death benefit will be the current account value.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


C-1 Appendix III: Enhanced death benefit example

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.88)% and 3.12% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, the Earnings enhancement benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.64% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                                     Appendix IV: Hypothetical illustrations D-1

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85
  Guaranteed minimum death benefit
  Earnings enhancement benefit



                                                          Greater of 6%
                                                             Roll-Up
                                                        to age 85 or the
                                                          Annual Ratchet
                                                            to age 85
                                                           Guaranteed
                                                          Minimum Death
                  Account Value        Cash Value            Benefit
      Contract  -----------------   -----------------   -----------------
 Age    Year       0%        6%        0%        6%        0%        6%
----  --------  -------   -------   -------   -------   -------   -------
 60      1      100,000   100,000    93,000    93,000   100,000   100,000
 61      2       95,455   101,434    88,455    94,434   106,000   106,000
 62      3       90,977   102,828    84,977    96,828   112,360   112,360
 63      4       86,559   104,177    80,559    98,177   119,102   119,102
 64      5       82,194   105,473    77,194   100,473   126,248   126,248
 65      6       77,874   106,710    74,874   103,710   133,823   133,823
 66      7       73,594   107,881    72,594   106,881   141,852   141,852
 67      8       69,344   108,978    69,344   108,978   150,363   150,363
 68      9       65,119   109,993    65,119   109,993   159,385   159,385
 69     10       60,911   110,916    60,911   110,916   168,948   168,948
 74     15       39,839   113,792    39,839   113,792   226,090   226,090
 79     20       17,930   112,592    17,930   112,592   302,560   302,560
 84     25            0   105,201         0   105,201         0   404,893
 89     30            0   103,820         0   103,820         0   429,187
 94     35            0   105,349         0   105,349         0   429,187
 95     36            0   105,681         0   105,681         0   429,187





                                     Lifetime Annual
         Total Death        Guaranteed Minimum Income Benefit
         Benefit with     -------------------------------------
         Protection          Guaranteed          Hypothetical
           Plus(SM)            Income               Income
      -----------------   -----------------   -----------------
 Age     0%        6%        0%        6%        0%        6%
----  -------   -------   -------   -------   -------   -------
 60   100,000   100,000      N/A       N/A       N/A       N/A
 61   108,400   108,400      N/A       N/A       N/A       N/A
 62   117,304   117,304      N/A       N/A       N/A       N/A
 63   126,742   126,742      N/A       N/A       N/A       N/A
 64   136,747   136,747      N/A       N/A       N/A       N/A
 65   147,352   147,352      N/A       N/A       N/A       N/A
 66   158,593   158,593      N/A       N/A       N/A       N/A
 67   170,508   170,508      N/A       N/A       N/A       N/A
 68   183,139   183,139      N/A       N/A       N/A       N/A
 69   196,527   196,527      N/A       N/A       N/A       N/A
 74   276,527   276,527    14,266    14,266    14,266    14,266
 79   383,584   383,584    20,393    20,393    20,393    20,393
 84         0   493,179         0    34,821         0    34,821
 89         0   517,472      N/A       N/A       N/A       N/A
 94         0   517,472      N/A       N/A       N/A       N/A
 95         0   517,472      N/A       N/A       N/A       N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


D-2 Appendix IV: Hypothetical illustrations

Appendix V: Earnings enhancement benefit example


--------------------------------------------------------------------------------


The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:



---------------------------------------------------------------------------------------------------------------
                                                         No Withdrawal     $3000 withdrawal    $6000 withdrawal
---------------------------------------------------------------------------------------------------------------
 A     Initial contribution                                 100,000           100,000            100,000
      ---------------------------------------------------------------------------------------------------------
 B     Death benefit: prior to withdrawal.*                 104,000           104,000            104,000
      ---------------------------------------------------------------------------------------------------------
       Earnings enhancement benefit earnings: death
       benefit less net contributions (prior to the
 C     withdrawal in D).                                      4,000            4,000              4,000
       B minus A.
      ---------------------------------------------------------------------------------------------------------
 D     Withdrawal                                              0               3,000              6,000
      ---------------------------------------------------------------------------------------------------------
       Excess of the withdrawal over the Earnings
 E     enhancement benefit earnings                            0                 0                2,000
       greater of D minus C or zero
      ---------------------------------------------------------------------------------------------------------
       Net contributions (adjusted for the withdrawal in D)
 F     A minus E                                            100,000           100,000            98,000
      ---------------------------------------------------------------------------------------------------------
       Death benefit (adjusted for the withdrawal in D)
 G     B minus D                                            104,000           101,000            98,000
      ---------------------------------------------------------------------------------------------------------
       Death benefit less net contributions
 H     G minus F                                              4,000            1,000                0
      ---------------------------------------------------------------------------------------------------------
 I     Earnings enhancement benefit factor                    40%               40%                40%
      ---------------------------------------------------------------------------------------------------------
       Earnings enhancement benefit
 J     H times I                                             1,600             400                 0
      ---------------------------------------------------------------------------------------------------------
       Death benefit: including Earnings enhancement
 K     benefit
       G plus J                                             105,600           101,400            98,000
      ---------------------------------------------------------------------------------------------------------



* The death benefit is the greater of the account value or any applicable death benefit.


                            Appendix V: Earnings enhancement benefit example E-1

Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


As of the date of this Prospectus, there are no state variations. State variations will be added by supplement.


F-1 Appendix VI: State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2

How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Accumulator(R) SAI for Separate Account No. 49 dated May 1,
                                                              2006.

--------------------------------------------------------------------------------
Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------

City           State    Zip
                                         x01182/Core '02, OR, '04 and '06 Series

Accumulator(R)
A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2006


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectus, dated May 1, 2006. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         2


             Copyright 2006 AXA Equitable Life Insurance Company.
    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.

                                      Accumulator(R) '02, OR, '04 and '06 Series



                                                                          x01182

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                  a
                                 (-) - c
                                  b

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.35%. Your contract charges may be less.



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.

The financial statements of each Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $561,166,840 for 2005, $418,189,861 for 2004 and $429,871,011 for 2003, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $120,349,631, $57,065,006 and $84,547,116, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $588,734,659 in 2005, $567,991,463 in 2004 and
$562,696,578 in 2003. Of these amounts, AXA Advisors retained $293,075,553, $289,050,171 and $287,344,634, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm.........................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005...............  FSA-3
   Statements of Operations for the Year Ended December 31, 2005......... FSA-18
   Statements of Changes in Net Assets for the Years Ended
   December 31, 2005 and 2004............................................ FSA-25
   Notes to Financial Statements......................................... FSA-37


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public
 Accounting Firm.........................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004...............    F-2
Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004
    and 2003.............................................................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
   Income, Years Ended December 31, 2005, 2004 and 2003..................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
   2005, 2004............................................................    F-5
   Notes to Consolidated
    Financial Statements.................................................    F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable LIfe Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                         AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                           Allocation        Allocation            Allocation
                                                        ---------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $6,868,073        $9,834,228           $13,290,681
Receivable for The Trusts shares sold .................           516                --                    --
Receivable for policy-related transactions ............            --             3,747                 1,008
                                                           ----------        ----------           -----------
  Total assets ........................................     6,868,589         9,837,975            13,291,689
                                                           ----------        ----------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --             3,747                 1,008
Payable for policy-related transactions ...............           516                --                    --
                                                           ----------        ----------           -----------
  Total liabilities ...................................           516             3,747                 1,008
                                                           ----------        ----------           -----------
Net Assets ............................................    $6,868,073        $9,834,228           $13,290,681
                                                           ==========        ==========           ===========
Net Assets:
Accumulation Units ....................................     6,816,805         9,760,557            13,240,662
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................        51,268            73,671                50,019
                                                           ----------        ----------           -----------
Total net assets ......................................    $6,868,073        $9,834,228           $13,290,681
                                                           ==========        ==========           ===========
Investments in shares of The Trusts, at cost ..........    $6,505,478        $9,929,275           $13,221,885
The Trusts shares held
 Class A ..............................................            --                --                    --
 Class B ..............................................       529,846           920,257             1,190,711



                                                                                              AXA Premier
                                                         AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                          Allocation        Allocation          Equity       VIP Core Bond
                                                        -------------- ------------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....  $376,325,406      $29,889,370        $54,649,616    $46,074,264
Receivable for The Trusts shares sold .................       858,730            1,357             27,593          5,758
Receivable for policy-related transactions ............            --               --                 --             --
                                                         ------------      -----------        -----------    -----------
  Total assets ........................................   377,184,136       29,890,727         54,677,209     46,080,022
                                                         ------------      -----------        -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --               --                 --             --
Payable for policy-related transactions ...............       858,730            1,357             27,593          5,758
                                                         ------------      -----------        -----------    -----------
  Total liabilities ...................................       858,730            1,357             27,593          5,758
                                                         ------------      -----------        -----------    -----------
Net Assets ............................................  $376,325,406      $29,889,370        $54,649,616    $46,074,264
                                                         ============      ===========        ===========    ===========
Net Assets:
Accumulation Units ....................................   372,775,898       29,848,265         54,581,888     46,047,015
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................     3,549,508           41,105             67,728         27,249
                                                         ------------      -----------        -----------    -----------
Total net assets ......................................  $376,325,406      $29,889,370        $54,649,616    $46,074,264
                                                         ============      ===========        ===========    ===========
Investments in shares of The Trusts, at cost ..........  $323,224,109      $28,753,601        $63,691,587    $46,917,245
The Trusts shares held
 Class A ..............................................     2,354,677               --            602,472             --
 Class B ..............................................    21,458,680        2,372,497          1,415,806      4,499,586

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                          AXA Premier
                                                      AXA Premier       AXA Premier    VIP International
                                                    VIP Health Care   VIP High Yield         Equity
                                                   ----------------- ---------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value     $16,598,677      $ 97,783,034       $22,076,996
Receivable for The Trusts shares sold ............            891            33,684                --
Receivable for policy-related transactions .......             --                --            15,787
                                                      -----------      ------------       -----------
  Total assets ...................................     16,599,568        97,816,718        22,092,783
                                                      -----------      ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --                --            15,787
Payable for policy-related transactions ..........            891            33,684                --
                                                      -----------      ------------       -----------
  Total liabilities ..............................            891            33,684            15,787
                                                      -----------      ------------       -----------
Net Assets .......................................    $16,598,677      $ 97,783,034       $22,076,996
                                                      ===========      ============       ===========
Net Assets:
Accumulation Units ...............................     16,462,122        97,640,031        21,954,118
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        136,555           143,003           122,878
                                                      -----------      ------------       -----------
Total net assets .................................    $16,598,677      $ 97,783,034       $22,076,996
                                                      ===========      ============       ===========
Investments in shares of The Trusts, at cost .....    $15,858,619      $110,062,456       $18,384,235
The Trusts shares held
 Class A .........................................             --           676,636                --
 Class B .........................................      1,528,799        17,304,904         1,697,472



                                                     AXA Premier     AXA Premier     AXA Premier    AXA Premier
                                                    VIP Large Cap   VIP Large Cap   VIP Large Cap   VIP Mid Cap
                                                     Core Equity        Growth          Value          Growth
                                                   --------------- --------------- --------------- -------------
Assets:
Investment in shares of The Trusts, at fair value     $9,563,228     $16,423,643     $22,218,930    $24,191,446
Receivable for The Trusts shares sold ............        31,857           2,247          13,283            231
Receivable for policy-related transactions .......            --              --              --             --
                                                      ----------     -----------     -----------    -----------
  Total assets ...................................     9,595,087      16,425,890      22,232,213     24,191,677
                                                      ----------     -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --              --             --
Payable for policy-related transactions ..........        31,857           2,247          13,283            231
                                                      ----------     -----------     -----------    -----------
  Total liabilities ..............................        31,857           2,247          13,283            231
                                                      ----------     -----------     -----------    -----------
Net Assets .......................................    $9,563,230     $16,423,643     $22,218,930    $24,191,446
                                                      ==========     ===========     ===========    ===========
Net Assets:
Accumulation Units ...............................     9,357,432      16,297,137      22,103,896     24,088,712
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       205,798         126,506         115,034        102,734
                                                      ----------     -----------     -----------    -----------
Total net assets .................................    $9,563,230     $16,423,643     $22,218,930    $24,191,446
                                                      ==========     ===========     ===========    ===========
Investments in shares of The Trusts, at cost .....    $8,140,753     $13,324,359     $20,605,795    $21,449,609
The Trusts shares held
 Class A .........................................            --              --              --             --
 Class B .........................................       886,426       1,594,134       1,985,852      2,684,777

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    AXA Premier
                                                    VIP Mid Cap     AXA Premier     EQ/Alliance
                                                       Value      VIP Technology   Common Stock
                                                   ------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $26,582,534     $42,538,760    $581,681,802
Receivable for The Trusts shares sold ............        4,838         124,053         470,108
Receivable for policy-related transactions .......           --              --              --
                                                    -----------     -----------    ------------
  Total assets ...................................   26,587,372      42,662,813     582,151,910
                                                    -----------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           --              --              --
Payable for policy-related transactions ..........        4,838         188,046         470,108
                                                    -----------     -----------    ------------
  Total liabilities ..............................        4,838         188,046         470,108
                                                    -----------     -----------    ------------
Net Assets .......................................  $26,582,534     $42,474,767    $581,681,802
                                                    ===========     ===========    ============
Net Assets:
Accumulation Units ...............................   26,520,083      42,058,603     581,028,349
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       62,451         416,164         653,453
                                                    -----------     -----------    ------------
Total net assets .................................  $26,582,534     $42,474,767    $581,681,802
                                                    ===========     ===========    ============
Investments in shares of The Trusts, at cost .....  $28,435,043     $34,990,359    $660,556,602
The Trusts shares held
 Class A .........................................           --              --       4,753,479
 Class B .........................................    2,765,212       4,157,777      27,550,875



                                                                     EQ/Alliance
                                                     EQ/Alliance    Intermediate                    EQ/Alliance
                                                      Growth and     Government     EQ/Alliance      Large Cap
                                                        Income       Securities    International      Growth
                                                   --------------- -------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
Receivable for The Trusts shares sold ............       113,722              --         75,918          59,396
Receivable for policy-related transactions .......            --         177,512             --              --
                                                    ------------    ------------   ------------    ------------
  Total assets ...................................   410,025,238     136,722,338    172,322,827      99,923,644
                                                    ------------    ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --         177,512             --              --
Payable for policy-related transactions ..........       113,722              --         75,918          59,396
                                                    ------------    ------------   ------------    ------------
  Total liabilities ..............................       113,722         177,512         75,918          59,396
                                                    ------------    ------------   ------------    ------------
Net Assets .......................................  $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
                                                    ============    ============   ============    ============
Net Assets:
Accumulation Units ...............................   409,714,023     136,439,430    171,970,148      99,105,151
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       197,493         105,396        276,761         759,097
                                                    ------------    ------------   ------------    ------------
Total net assets .................................  $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
                                                    ============    ============   ============    ============
Investments in shares of The Trusts, at cost .....  $369,363,974    $140,734,012   $108,303,328    $114,730,516
The Trusts shares held
 Class A .........................................     2,308,921         588,498      1,582,854              --
 Class B .........................................    19,766,792      13,470,347     12,141,951      12,927,862

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                    EQ/Alliance
                                                     EQ/Alliance     Small Cap         EQ/Ariel
                                                    Quality Bond       Growth      Appreciation ll
                                                   -------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $25,121,453    $114,128,897        $244,258
Receivable for The Trusts shares sold ............           --         870,016              --
Receivable for policy-related transactions .......        4,153              --              --
                                                    -----------    ------------        --------
  Total assets ...................................   25,125,606     114,998,913         244,258
                                                    -----------    ------------        --------
Liabilities:
Payable for The Trusts shares purchased ..........        4,153              --              --
Payable for policy-related transactions ..........           --         870,016              --
                                                    -----------    ------------        --------
  Total liabilities ..............................        4,153         870,016              --
                                                    -----------    ------------        --------
Net Assets .......................................  $25,121,453    $114,128,897        $244,258
                                                    ===========    ============        ========
Net Assets:
Accumulation Units ...............................   25,077,248     114,042,739         243,915
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       44,205          86,158             343
                                                    -----------    ------------        --------
Total net assets .................................  $25,121,453    $114,128,897        $244,258
                                                    ===========    ============        ========
Investments in shares of The Trusts, at cost .....  $25,874,889    $ 93,648,263        $241,758
The Trusts shares held
 Class A .........................................           --         400,627              --
 Class B .........................................    2,521,938       6,752,648          24,006



                                                    EQ/Bear Stearns   EQ/Bernstein                        EQ/Calvert
                                                     Small Company     Diversified   EQ/Boston Advisors    Socially
                                                         Growth           Value         Equity Income     Responsible
                                                   ----------------- -------------- -------------------- ------------
Assets:
Investment in shares of The Trusts, at fair value      $3,575,330     $153,258,917       $12,731,437      $1,177,891
Receivable for The Trusts shares sold ............         15,765               --               631              --
Receivable for policy-related transactions .......             --          124,860                --             184
                                                       ----------     ------------       -----------      ----------
  Total assets ...................................      3,591,095      153,383,777        12,732,068       1,178,075
                                                       ----------     ------------       -----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..........             --          124,860                --             184
Payable for policy-related transactions ..........         15,765               --               631              --
                                                       ----------     ------------       -----------      ----------
  Total liabilities ..............................         15,765          124,860               631             184
                                                       ----------     ------------       -----------      ----------
Net Assets .......................................     $3,575,330     $153,258,917       $12,731,437      $1,177,891
                                                       ==========     ============       ===========      ==========
Net Assets:
Accumulation Units ...............................      3,552,102      153,051,030        12,696,896       1,125,363
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................         23,228          207,887            34,541          52,528
                                                       ----------     ------------       -----------      ----------
Total net assets .................................     $3,575,330     $153,258,917       $12,731,437      $1,177,891
                                                       ==========     ============       ===========      ==========
Investments in shares of The Trusts, at cost .....     $3,527,380     $127,355,364       $12,376,337      $1,082,886
The Trusts shares held
 Class A .........................................             --               --                --              --
 Class B .........................................        408,153       10,570,430         2,001,364         143,738

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                     EQ/Capital     EQ/Capital     EQ/Capital
                                                      Guardian       Guardian       Guardian
                                                       Growth     International     Research
                                                   ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $2,256,523     $20,847,332    $69,310,754
Receivable for The Trusts shares sold ............          --              --         66,165
Receivable for policy-related transactions .......          --         115,444             --
                                                    ----------     -----------    -----------
  Total assets ...................................   2,256,523      20,962,776     69,376,919
                                                    ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........          --         115,444             --
Payable for policy-related transactions ..........          --              --         66,165
                                                    ----------     -----------    -----------
  Total liabilities ..............................          --         115,444         66,165
                                                    ----------     -----------    -----------
Net Assets .......................................  $2,256,523     $20,847,332    $69,310,754
                                                    ==========     ===========    ===========
Net Assets:
Accumulation Units ...............................   2,193,826      20,674,535     68,871,623
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      62,697         172,797        439,131
                                                    ----------     -----------    -----------
Total net assets .................................  $2,256,523     $20,847,332    $69,310,754
                                                    ==========     ===========    ===========
Investments in shares of The Trusts, at cost .....  $2,060,830     $17,014,259    $50,266,468
The Trusts shares held
 Class A .........................................          --              --             --
 Class B .........................................     172,720       1,670,832      5,538,427



                                                     EQ/Capital                                       EQ/Evergreen
                                                      Guardian    EQ/Caywood-Scholl     EQ/Equity     International
                                                    U.S. Equity    High Yield Bond      500 Index         Bond
                                                   ------------- ------------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $42,962,656       $1,814,983      $148,945,573      $211,924
Receivable for The Trusts shares sold ............       53,508               --            67,891            --
Receivable for policy-related transactions .......           --               --                --            --
                                                    -----------       ----------      ------------      --------
  Total assets ...................................   43,016,164        1,814,983       149,013,464       211,924
                                                    -----------       ----------      ------------      --------
Liabilities:
Payable for The Trusts shares purchased ..........           --               --                --            --
Payable for policy-related transactions ..........       53,508               --            67,891            --
                                                    -----------       ----------      ------------      --------
  Total liabilities ..............................       53,508               --            67,891            --
                                                    -----------       ----------      ------------      --------
Net Assets .......................................  $42,962,656       $1,814,983      $148,945,573      $211,924
                                                    ===========       ==========      ============      ========
Net Assets:
Accumulation Units ...............................   42,837,682        1,806,444       148,550,276       211,711
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      124,974            8,539           395,297           213
                                                    -----------       ----------      ------------      --------
Total net assets .................................  $42,962,656       $1,814,983      $148,945,573      $211,924
                                                    ===========       ==========      ============      ========
Investments in shares of The Trusts, at cost .....  $35,305,700       $1,890,666      $151,735,628      $212,444
The Trusts shares held
 Class A .........................................           --               --                --            --
 Class B .........................................    3,724,867          398,400         6,363,364        21,698

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                      EQ/FI
                                                    EQ/Evergreen       EQ/FI         Mid Cap
                                                        Omega         Mid Cap         Value
                                                   -------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $10,280,315    $81,994,615    $158,231,052
Receivable for The Trusts shares sold ............          324             --              --
Receivable for policy-related transactions .......           --        517,881          35,725
                                                    -----------    -----------    ------------
  Total assets ...................................   10,280,639     82,512,496     158,266,777
                                                    -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           --        517,881          35,725
Payable for policy-related transactions ..........          324             --              --
                                                    -----------    -----------    ------------
  Total liabilities ..............................          324        517,881          35,725
                                                    -----------    -----------    ------------
Net Assets .......................................  $10,280,315    $81,994,615    $158,231,052
                                                    ===========    ===========    ============
Net Assets:
Accumulation Units ...............................   10,127,586     81,842,275     158,052,431
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      152,729        152,340         178,621
                                                    -----------    -----------    ------------
Total net assets .................................  $10,280,315    $81,994,615    $158,231,052
                                                    ===========    ===========    ============
Investments in shares of The Trusts, at cost .....  $ 9,321,694    $74,085,536    $137,816,179
The Trusts shares held
 Class A .........................................           --             --              --
 Class B .........................................    1,138,617      7,993,578      11,343,984



                                                      EQ/GAMCO        EQ/GAMCO                          EQ/Janus
                                                     Mergers and   Small Company   EQ/International     Large Cap
                                                    Acquisitions       Value            Growth           Growth
                                                   -------------- --------------- ------------------ --------------
Assets:
Investment in shares of The Trusts, at fair value    $5,674,653     $11,011,374        $617,093       $22,005,681
Receivable for The Trusts shares sold ............           16              --              --             3,613
Receivable for policy-related transactions .......           --           7,501              --                --
                                                     ----------     -----------        --------       -----------
  Total assets ...................................    5,674,669      11,018,875         617,093        22,009,294
                                                     ----------     -----------        --------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........           --           7,501              --                --
Payable for policy-related transactions ..........           16              --              --             3,613
                                                     ----------     -----------        --------       -----------
  Total liabilities ..............................           16           7,501              --             3,613
                                                     ----------     -----------        --------       -----------
Net Assets .......................................   $5,674,653     $11,011,374        $617,093       $22,005,681
                                                     ==========     ===========        ========       ===========
Net Assets:
Accumulation Units ...............................    5,666,625      10,971,322         615,224        21,903,063
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        8,028          40,052           1,869           102,618
                                                     ----------     -----------        --------       -----------
Total net assets .................................   $5,674,653     $11,011,374        $617,093       $22,005,681
                                                     ==========     ===========        ========       ===========
Investments in shares of The Trusts, at cost .....   $5,724,232     $11,352,907        $582,878       $18,606,217
The Trusts shares held
 Class A .........................................           --              --              --                --
 Class B .........................................      488,892         409,206         118,452         3,222,228

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                   EQ/JPMorgan      EQ/Lazard
                                                    EQ/JPMorgan       Value         Small Cap
                                                     Core Bond    Opportunities       Value
                                                   ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $59,267,277    $36,053,381    $46,342,914
Receivable for The Trusts shares sold ............           --          7,842             --
Receivable for policy-related transactions .......      250,314         71,835         95,038
                                                    -----------    -----------    -----------
  Total assets ...................................   59,517,591     36,133,058     46,437,952
                                                    -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........      250,314             --         95,038
Payable for policy-related transactions ..........           --             --             --
                                                    -----------    -----------    -----------
  Total liabilities ..............................      250,314             --         95,038
                                                    -----------    -----------    -----------
Net Assets .......................................  $59,267,277    $36,133,058    $46,342,914
                                                    ===========    ===========    ===========
Net Assets:
Accumulation Units ...............................   59,245,065     36,133,058     46,248,880
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       22,212             --         94,034
                                                    -----------    -----------    -----------
Total net assets .................................  $59,267,277    $36,133,058    $46,342,914
                                                    ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....  $60,913,384    $31,913,725    $45,449,186
The Trusts shares held
 Class A .........................................           --             --             --
 Class B .........................................    5,384,944      2,858,513      3,464,506



                                                                                  EQ/Lord Abbett
                                                    EQ/Legg Mason     EQ/Long       Growth and     EQ/Lord Abbett
                                                     Value Equity    Term Bond        Income       Large Cap Core
                                                   --------------- ------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value      $651,404     $3,270,462       $777,000         $618,028
Receivable for The Trusts shares sold ............           --             --             --                2
Receivable for policy-related transactions .......           --        147,010         49,797               --
                                                       --------     ----------       --------         --------
  Total assets ...................................      651,404      3,417,472        826,797          618,030
                                                       --------     ----------       --------         --------
Liabilities:
Payable for The Trusts shares purchased ..........           --        147,010         49,797               --
Payable for policy-related transactions ..........           --             --             --                2
                                                       --------     ----------       --------         --------
  Total liabilities ..............................           --        147,010         49,797                2
                                                       --------     ----------       --------         --------
Net Assets .......................................     $651,404     $3,270,462       $777,000         $618,028
                                                       ========     ==========       ========         ========
Net Assets:
Accumulation Units ...............................      650,372      3,255,266        773,531          615,045
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        1,032         15,196          3,469            2,983
                                                       --------     ----------       --------         --------
Total net assets .................................     $651,404     $3,270,462       $777,000         $618,028
                                                       ========     ==========       ========         ========
Investments in shares of The Trusts, at cost .....     $639,160     $3,336,584       $759,357         $604,677
The Trusts shares held
 Class A .........................................           --             --             --               --
 Class B .........................................       62,215        241,391         72,747           57,785

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    EQ/Lord Abbett                   EQ/Mercury
                                                       Mid Cap       EQ/Marsico     Basic Value
                                                        Value           Focus          Equity
                                                   --------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $7,620,014    $68,334,702    $154,142,977
Receivable for The Trusts shares sold ............         2,795             --              --
Receivable for policy-related transactions .......            --        315,679          53,393
                                                      ----------    -----------    ------------
  Total assets ...................................     7,622,809     68,650,381     154,196,370
                                                      ----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --        315,679          53,393
Payable for policy-related transactions ..........         2,795             --              --
                                                      ----------    -----------    ------------
  Total liabilities ..............................         2,795        315,679          53,393
                                                      ----------    -----------    ------------
Net Assets .......................................    $7,620,014    $68,334,702    $154,142,977
                                                      ==========    ===========    ============
Net Assets:
Accumulation Units ...............................     7,581,427     68,290,386     153,656,835
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        38,587         44,316         486,142
                                                      ----------    -----------    ------------
Total net assets .................................    $7,620,014    $68,334,702    $154,142,977
                                                      ==========    ===========    ============
Investments in shares of The Trusts, at cost .....    $7,433,940    $54,691,799    $138,984,513
The Trusts shares held
 Class A .........................................            --             --              --
 Class B .........................................       675,096      4,340,141      10,216,507



                                                      EQ/Mercury         EQ/MFS          EQ/MFS
                                                    International   Emerging Growth     Investors       EQ/Money
                                                        Value          Companies          Trust          Market
                                                   --------------- ----------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $70,658,429      $103,035,803    $14,227,540    $117,074,877
Receivable for The Trusts shares sold ............        65,568            54,762          5,082         601,792
Receivable for policy-related transactions .......            --                --             --              --
                                                     -----------      ------------    -----------    ------------
  Total assets ...................................    70,723,997       103,090,565     14,232,622     117,676,669
                                                     -----------      ------------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --                --             --              --
Payable for policy-related transactions ..........        65,568            54,762          5,082         601,792
                                                     -----------      ------------    -----------    ------------
  Total liabilities ..............................        65,568            54,762          5,082         601,792
                                                     -----------      ------------    -----------    ------------
Net Assets .......................................   $70,658,429      $103,035,803    $14,227,540    $117,074,877
                                                     ===========      ============    ===========    ============
Net Assets:
Accumulation Units ...............................    70,590,525       102,814,600     14,051,377     116,944,309
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        67,904           221,203        176,163         130,568
                                                     -----------      ------------    -----------    ------------
Total net assets .................................   $70,658,429      $103,035,803    $14,227,540    $117,074,877
                                                     ===========      ============    ===========    ============
Investments in shares of The Trusts, at cost .....   $54,798,310      $149,363,631    $12,558,688    $117,450,884
The Trusts shares held
 Class A .........................................            --                --             --       7,271,925
 Class B .........................................     4,975,375         7,211,151      1,408,395     109,814,106

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    EQ/Montag & Caldwell     EQ/PIMCO       EQ/Short
                                                           Growth          Real Return   Duration Bond
                                                   ---------------------- ------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value        $1,382,063        $7,787,393      $2,302,331
Receivable for The Trusts shares sold ............               --                --              --
Receivable for policy-related transactions .......               --             2,876           6,421
                                                         ----------        ----------      ----------
  Total assets ...................................        1,382,063         7,790,269       2,308,752
                                                         ----------        ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..........               --             2,876           6,421
Payable for policy-related transactions ..........               --                --              --
                                                         ----------        ----------      ----------
  Total liabilities ..............................               --             2,876           6,421
                                                         ----------        ----------      ----------
Net Assets .......................................       $1,382,063        $7,787,393      $2,302,331
                                                         ==========        ==========      ==========
Net Assets:
Accumulation Units ...............................        1,371,225         7,761,323       2,289,030
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................           10,838            26,070          13,301
                                                         ----------        ----------      ----------
Total net assets .................................       $1,382,063        $7,787,393      $2,302,331
                                                         ==========        ==========      ==========
Investments in shares of The Trusts, at cost .....       $1,339,836        $7,939,212      $2,315,423
The Trusts shares held
 Class A .........................................               --                --              --
 Class B .........................................          273,213           767,762         231,500



                                                                                    EQ/UBS
                                                       EQ/Small        EQ/TCW     Growth and   EQ/Van Kampen
                                                    Company Index      Equity       Income       Comstock
                                                   --------------- ------------- ------------ --------------
Assets:
Investment in shares of The Trusts, at fair value    $34,492,316    $1,961,636    $2,068,195    $7,484,499
Receivable for The Trusts shares sold ............         5,492        22,898            --        32,517
Receivable for policy-related transactions .......            --            --            --            --
                                                     -----------    ----------    ----------    ----------
  Total assets ...................................    34,497,808     1,984,534     2,068,195     7,517,016
                                                     -----------    ----------    ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ..........            --            --            --            --
Payable for policy-related transactions ..........         5,492        22,898            --        32,517
                                                     -----------    ----------    ----------    ----------
  Total liabilities ..............................         5,492        22,898            --        32,517
                                                     -----------    ----------    ----------    ----------
Net Assets .......................................   $34,492,316    $1,961,636    $2,068,195    $7,484,499
                                                     ===========    ==========    ==========    ==========
Net Assets:
Accumulation Units ...............................    34,342,124     1,941,963     2,058,016     7,466,205
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       150,192        19,673        10,179        18,294
                                                     -----------    ----------    ----------    ----------
Total net assets .................................   $34,492,316    $1,961,636    $2,068,195    $7,484,499
                                                     ===========    ==========    ==========    ==========
Investments in shares of The Trusts, at cost .....   $29,941,091    $1,793,081    $2,012,581    $7,273,086
The Trusts shares held
 Class A .........................................            --            --            --            --
 Class B .........................................     2,953,603        88,791       343,641       716,760

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                        EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                      Emerging Markets        Mid Cap          Montgomery
                                                           Equity              Growth           Small Cap
                                                     ------------------   ---------------   ----------------
Assets:
Investment in shares of The Trusts, at fair value        $80,168,025         $2,074,108         $285,312
Receivable for The Trusts shares sold ............                --                 --               --
Receivable for policy-related transactions .......           111,015              1,091               --
                                                         -----------         ----------         --------
  Total assets ...................................        80,279,040          2,075,199          285,312
                                                         -----------         ----------         --------
Liabilities:
Payable for The Trusts shares purchased ..........           111,015              1,091               --
Payable for policy-related transactions ..........                --                 --               --
                                                         -----------         ----------         --------
  Total liabilities ..............................           111,015              1,091               --
                                                         -----------         ----------         --------
Net Assets .......................................       $80,168,025         $2,074,108         $285,312
                                                         ===========         ==========         ========
Net Assets:
Accumulation Units ...............................        79,753,535          2,065,618          283,829
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................           414,490              8,490            1,483
                                                         -----------         ----------         --------
Total net assets .................................       $80,168,025         $2,074,108         $285,312
                                                         ===========         ==========         ========
Investments in shares of The Trusts, at cost .....       $53,180,435         $1,967,706         $289,386
The Trusts shares held
 Class A .........................................                --                 --               --
 Class B .........................................         6,228,927            166,129           25,102

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005




                                                Contract charges     Unit Value     Units Outstanding (000's)
                                               ------------------   ------------   --------------------------
AXA Aggressive Allocation ..................     Class B 0.50%        $ 11.50                    --
AXA Aggressive Allocation ..................     Class B 1.15%        $ 11.36                   109
AXA Aggressive Allocation ..................     Class B 1.35%        $ 11.32                   285
AXA Aggressive Allocation ..................     Class B 1.55%        $ 11.28                   106
AXA Aggressive Allocation ..................     Class B 1.60%        $ 11.26                    92
AXA Aggressive Allocation ..................     Class B 1.70%        $ 12.45                    10

AXA Conservative Allocation ................     Class B 0.50%        $ 10.57                    --
AXA Conservative Allocation ................     Class B 1.15%        $ 10.44                   226
AXA Conservative Allocation ................     Class B 1.35%        $ 10.40                   285
AXA Conservative Allocation ................     Class B 1.55%        $ 10.36                   254
AXA Conservative Allocation ................     Class B 1.60%        $ 10.35                   168
AXA Conservative Allocation ................     Class B 1.70%        $ 10.82                     6

AXA Conservative-Plus Allocation ...........     Class B 0.50%        $ 10.76                    15
AXA Conservative-Plus Allocation ...........     Class B 1.15%        $ 10.63                   114
AXA Conservative-Plus Allocation ...........     Class B 1.35%        $ 10.59                   367
AXA Conservative-Plus Allocation ...........     Class B 1.55%        $ 10.55                   360
AXA Conservative-Plus Allocation ...........     Class B 1.60%        $ 10.54                   397
AXA Conservative-Plus Allocation ...........     Class B 1.70%        $ 11.19                    --

AXA Moderate Allocation ....................     Class A 1.15%        $ 50.07                   703
AXA Moderate Allocation ....................     Class B 0.50%        $ 54.27                    --
AXA Moderate Allocation ....................     Class B 1.15%        $ 47.62                   971
AXA Moderate Allocation ....................     Class B 1.35%        $ 45.74                 2,919
AXA Moderate Allocation ....................     Class B 1.55%        $ 43.93                 2,273
AXA Moderate Allocation ....................     Class B 1.60%        $ 43.48                 1,301
AXA Moderate Allocation ....................     Class B 1.70%        $ 42.61                    33

AXA Moderate-Plus Allocation ...............     Class B 0.50%        $ 11.37                    29
AXA Moderate-Plus Allocation ...............     Class B 1.15%        $ 11.23                   728
AXA Moderate-Plus Allocation ...............     Class B 1.35%        $ 11.19                   711
AXA Moderate-Plus Allocation ...............     Class B 1.55%        $ 11.15                   789
AXA Moderate-Plus Allocation ...............     Class B 1.60%        $ 11.14                   408
AXA Moderate-Plus Allocation ...............     Class B 1.70%        $ 12.28                     4

AXA Premier VIP Aggressive Equity ..........     Class A 1.15%        $ 61.29                   270
AXA Premier VIP Aggressive Equity ..........     Class B 0.50%        $ 68.25                    --
AXA Premier VIP Aggressive Equity ..........     Class B 1.15%        $ 59.89                   234
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%        $ 57.52                   284
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%        $ 55.24                    76
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%        $ 54.68                    62
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%        $ 53.59                     2

AXA Premier VIP Core Bond ..................     Class B 0.50%        $ 11.63                     2
AXA Premier VIP Core Bond ..................     Class B 1.15%        $ 11.33                   490
AXA Premier VIP Core Bond ..................     Class B 1.35%        $ 11.24                 1,030
AXA Premier VIP Core Bond ..................     Class B 1.55%        $ 11.14                 1,554
AXA Premier VIP Core Bond ..................     Class B 1.60%        $ 11.12                 1,033
AXA Premier VIP Core Bond ..................     Class B 1.70%        $ 11.08                     8

AXA Premier VIP Health Care ................     Class B 0.50%        $ 12.06                    --
AXA Premier VIP Health Care ................     Class B 1.15%        $ 11.75                   216
AXA Premier VIP Health Care ................     Class B 1.35%        $ 11.65                   460
AXA Premier VIP Health Care ................     Class B 1.55%        $ 11.56                   462
AXA Premier VIP Health Care ................     Class B 1.60%        $ 11.53                   269
AXA Premier VIP Health Care ................     Class B 1.70%        $ 11.49                    11

AXA Premier VIP High Yield .................     Class A 1.15%        $ 31.86                   110
AXA Premier VIP High Yield .................     Class B 0.50%        $ 35.26                     1
AXA Premier VIP High Yield .................     Class B 1.15%        $ 31.13                   449
AXA Premier VIP High Yield .................     Class B 1.35%        $ 29.95                 1,125
AXA Premier VIP High Yield .................     Class B 1.55%        $ 28.82                 1,045

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 1.60%       $  28.55                   558
AXA Premier VIP High Yield ....................     Class B 1.70%       $  28.00                    13

AXA Premier VIP International Equity ..........     Class B 0.50%       $  14.18                    --
AXA Premier VIP International Equity ..........     Class B 1.15%       $  13.81                   260
AXA Premier VIP International Equity ..........     Class B 1.35%       $  13.70                   462
AXA Premier VIP International Equity ..........     Class B 1.55%       $  13.59                   462
AXA Premier VIP International Equity ..........     Class B 1.60%       $  13.57                   423
AXA Premier VIP International Equity ..........     Class B 1.70%       $  13.51                     1

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%       $  11.39                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 1.15%       $  11.09                   131
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%       $  11.00                   181
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%       $  10.92                   332
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%       $  10.89                   208
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%       $  10.85                     1

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%       $  10.10                     1
AXA Premier VIP Large Cap Growth ..............     Class B 1.15%       $   9.84                   270
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%       $   9.76                   424
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%       $   9.68                   600
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%       $   9.66                   356
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%       $   9.62                    26

AXA Premier VIP Large Cap Value ...............     Class B 0.50%       $  12.62                    --
AXA Premier VIP Large Cap Value ...............     Class B 1.15%       $  12.30                   296
AXA Premier VIP Large Cap Value ...............     Class B 1.35%       $  12.20                   544
AXA Premier VIP Large Cap Value ...............     Class B 1.55%       $  12.10                   635
AXA Premier VIP Large Cap Value ...............     Class B 1.60%       $  12.07                   300
AXA Premier VIP Large Cap Value ...............     Class B 1.70%       $  12.02                    44

AXA Premier VIP Mid Cap Growth ................     Class B 0.50%       $  10.46                     1
AXA Premier VIP Mid Cap Growth ................     Class B 1.15%       $  10.19                   324
AXA Premier VIP Mid Cap Growth ................     Class B 1.35%       $  10.11                   629
AXA Premier VIP Mid Cap Growth ................     Class B 1.55%       $  10.03                   975
AXA Premier VIP Mid Cap Growth ................     Class B 1.60%       $  10.01                   460
AXA Premier VIP Mid Cap Growth ................     Class B 1.70%       $   9.96                     4

AXA Premier VIP Mid Cap Value .................     Class B 0.50%       $  12.73                    --
AXA Premier VIP Mid Cap Value .................     Class B 1.15%       $  12.40                   332
AXA Premier VIP Mid Cap Value .................     Class B 1.35%       $  12.30                   605
AXA Premier VIP Mid Cap Value .................     Class B 1.55%       $  12.20                   774
AXA Premier VIP Mid Cap Value .................     Class B 1.60%       $  12.18                   425
AXA Premier VIP Mid Cap Value .................     Class B 1.70%       $  12.13                    28

AXA Premier VIP Technology ....................     Class B 0.50%       $  10.36                    15
AXA Premier VIP Technology ....................     Class B 1.15%       $  10.09                   382
AXA Premier VIP Technology ....................     Class B 1.35%       $  10.01                   854
AXA Premier VIP Technology ....................     Class B 1.55%       $   9.93                 1,869
AXA Premier VIP Technology ....................     Class B 1.60%       $   9.91                 1,089
AXA Premier VIP Technology ....................     Class B 1.70%       $   9.87                    14

EQ/Alliance Common Stock ......................     Class A 1.15%       $ 266.03                   322
EQ/Alliance Common Stock ......................     Class B 0.50%       $ 316.20                    10
EQ/Alliance Common Stock ......................     Class B 1.15%       $ 259.92                   457
EQ/Alliance Common Stock ......................     Class B 1.35%       $ 244.64                   900
EQ/Alliance Common Stock ......................     Class B 1.55%       $ 230.23                   422
EQ/Alliance Common Stock ......................     Class B 1.60%       $ 226.77                   244
EQ/Alliance Common Stock ......................     Class B 1.70%       $ 219.99                     3

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/Alliance Growth and Income ..........................     Class A 1.15%        $ 30.84                 1,397
EQ/Alliance Growth and Income ..........................     Class B 0.50%        $ 32.70                     3
EQ/Alliance Growth and Income ..........................     Class B 1.15%        $ 30.18                 1,868
EQ/Alliance Growth and Income ..........................     Class B 1.35%        $ 29.44                 4,575
EQ/Alliance Growth and Income ..........................     Class B 1.55%        $ 28.72                 4,120
EQ/Alliance Growth and Income ..........................     Class B 1.60%        $ 28.54                 1,975
EQ/Alliance Growth and Income ..........................     Class B 1.70%        $ 28.19                    29

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%        $ 19.61                   293
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%        $ 21.14                     5
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%        $ 19.19                   563
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%        $ 18.62                 1,771
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%        $ 18.07                 2,944
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%        $ 17.94                 1,833
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%        $ 17.67                    40

EQ/Alliance International ..............................     Class A 1.15%        $ 15.81                 1,271
EQ/Alliance International ..............................     Class B 0.50%        $ 16.58                     1
EQ/Alliance International ..............................     Class B 1.15%        $ 15.45                 1,246
EQ/Alliance International ..............................     Class B 1.35%        $ 15.12                 3,477
EQ/Alliance International ..............................     Class B 1.55%        $ 14.79                 3,745
EQ/Alliance International ..............................     Class B 1.60%        $ 14.71                 1,665
EQ/Alliance International ..............................     Class B 1.70%        $ 14.55                    10

EQ/Alliance Large Cap Growth ...........................     Class B 0.50%        $  7.55                     1
EQ/Alliance Large Cap Growth ...........................     Class B 1.15%        $  7.22                 1,173
EQ/Alliance Large Cap Growth ...........................     Class B 1.35%        $  7.13                 5,346
EQ/Alliance Large Cap Growth ...........................     Class B 1.55%        $  7.03                 4,648
EQ/Alliance Large Cap Growth ...........................     Class B 1.60%        $  7.01                 2,818
EQ/Alliance Large Cap Growth ...........................     Class B 1.70%        $  6.96                    17

EQ/Alliance Quality Bond ...............................     Class B 0.50%        $ 17.77                     6
EQ/Alliance Quality Bond ...............................     Class B 1.15%        $ 16.40                   287
EQ/Alliance Quality Bond ...............................     Class B 1.35%        $ 15.99                   489
EQ/Alliance Quality Bond ...............................     Class B 1.55%        $ 15.60                   490
EQ/Alliance Quality Bond ...............................     Class B 1.60%        $ 15.50                   296
EQ/Alliance Quality Bond ...............................     Class B 1.70%        $ 15.31                    14

EQ/Alliance Small Cap Growth ...........................     Class A 1.15%        $ 17.56                   365
EQ/Alliance Small Cap Growth ...........................     Class B 0.50%        $ 18.20                     3
EQ/Alliance Small Cap Growth ...........................     Class B 1.15%        $ 17.20                 1,163
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%        $ 16.90                 1,468
EQ/Alliance Small Cap Growth ...........................     Class B 1.55%        $ 16.60                 2,668
EQ/Alliance Small Cap Growth ...........................     Class B 1.60%        $ 16.53                 1,099
EQ/Alliance Small Cap Growth ...........................     Class B 1.70%        $ 16.39                    18

EQ/Ariel Appreciation II ...............................     Class B 0.50%        $ 10.38                    --
EQ/Ariel Appreciation II ...............................     Class B 1.15%        $ 10.37                     2
EQ/Ariel Appreciation II ...............................     Class B 1.35%        $ 10.49                    12
EQ/Ariel Appreciation II ...............................     Class B 1.55%        $ 10.36                     4
EQ/Ariel Appreciation II ...............................     Class B 1.60%        $ 10.36                     5
EQ/Ariel Appreciation II ...............................     Class B 1.70%        $ 10.35                    --

EQ/Bear Stearns Small Company Growth ...................     Class B 0.50%        $  8.59                     4
EQ/Bear Stearns Small Company Growth ...................     Class B 1.15%        $  8.20                    70
EQ/Bear Stearns Small Company Growth ...................     Class B 1.35%        $  8.09                   189
EQ/Bear Stearns Small Company Growth ...................     Class B 1.55%        $  7.97                   117
EQ/Bear Stearns Small Company Growth ...................     Class B 1.60%        $  7.94                    61
EQ/Bear Stearns Small Company Growth ...................     Class B 1.70%        $  7.89                    --

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 0.50%        $ 16.05                     5
EQ/Bernstein Diversified Value ............     Class B 1.15%        $ 15.23                 2,290
EQ/Bernstein Diversified Value ............     Class B 1.35%        $ 14.99                 3,057
EQ/Bernstein Diversified Value ............     Class B 1.55%        $ 14.75                 3,256
EQ/Bernstein Diversified Value ............     Class B 1.60%        $ 14.69                 1,617
EQ/Bernstein Diversified Value ............     Class B 1.70%        $ 14.57                    35

EQ/Boston Advisors Equity Income ..........     Class B 0.50%        $  6.30                    --
EQ/Boston Advisors Equity Income ..........     Class B 1.15%        $  6.01                   367
EQ/Boston Advisors Equity Income ..........     Class B 1.35%        $  5.92                   768
EQ/Boston Advisors Equity Income ..........     Class B 1.55%        $  5.84                   632
EQ/Boston Advisors Equity Income ..........     Class B 1.60%        $  5.82                   387
EQ/Boston Advisors Equity Income ..........     Class B 1.70%        $  5.78                    --

EQ/Calvert Socially Responsible ...........     Class B 0.50%        $  9.20                    --
EQ/Calvert Socially Responsible ...........     Class B 1.15%        $  8.82                    12
EQ/Calvert Socially Responsible ...........     Class B 1.35%        $  8.71                    54
EQ/Calvert Socially Responsible ...........     Class B 1.55%        $  8.60                    52
EQ/Calvert Socially Responsible ...........     Class B 1.60%        $  8.57                    10
EQ/Calvert Socially Responsible ...........     Class B 1.70%        $  8.51                     2

EQ/Capital Guardian Growth ................     Class B 0.50%        $ 13.33                     1
EQ/Capital Guardian Growth ................     Class B 1.15%        $ 12.60                    28
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 12.38                    45
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.16                    60
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.11                    45
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.00                    --

EQ/Capital Guardian International .........     Class B 0.50%        $ 13.07                   344
EQ/Capital Guardian International .........     Class B 1.15%        $ 12.51                   233
EQ/Capital Guardian International .........     Class B 1.35%        $ 12.35                   525
EQ/Capital Guardian International .........     Class B 1.55%        $ 12.18                   366
EQ/Capital Guardian International .........     Class B 1.60%        $ 12.14                   191
EQ/Capital Guardian International .........     Class B 1.70%        $ 12.06                    --

EQ/Capital Guardian Research ..............     Class B 0.50%        $ 12.52                    --
EQ/Capital Guardian Research ..............     Class B 1.15%        $ 11.99                 1,232
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 11.83                 2,382
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 11.67                 1,450
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 11.63                   775
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 11.55                    --

EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 12.28                     2
EQ/Capital Guardian U.S. Equity ...........     Class B 1.15%        $ 11.76                   591
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 11.60                 1,079
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 11.44                 1,339
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 11.40                   703
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 11.33                     1

EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 10.46                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.15%        $ 10.41                    25
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 10.40                    56
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 10.38                    53
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 10.38                    40
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 10.37                    --

EQ/Equity 500 Index .......................     Class B 0.50%        $ 29.22                     3
EQ/Equity 500 Index .......................     Class B 1.15%        $ 27.04                   717
EQ/Equity 500 Index .......................     Class B 1.35%        $ 26.40                 2,703
EQ/Equity 500 Index .......................     Class B 1.55%        $ 25.77                 1,369
EQ/Equity 500 Index .......................     Class B 1.60%        $ 25.62                   864
EQ/Equity 500 Index .......................     Class B 1.70%        $ 25.31                    12

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Evergreen International Bond ...........     Class B 0.50%        $  9.77                    --
EQ/Evergreen International Bond ...........     Class B 1.15%        $  9.75                     5
EQ/Evergreen International Bond ...........     Class B 1.35%        $  9.82                     8
EQ/Evergreen International Bond ...........     Class B 1.55%        $  9.74                     4
EQ/Evergreen International Bond ...........     Class B 1.60%        $  9.74                     4
EQ/Evergreen International Bond ...........     Class B 1.70%        $  9.74                     1

EQ/Evergreen Omega ........................     Class B 0.50%        $  9.07                     2
EQ/Evergreen Omega ........................     Class B 1.15%        $  8.66                   149
EQ/Evergreen Omega ........................     Class B 1.35%        $  8.54                   365
EQ/Evergreen Omega ........................     Class B 1.55%        $  8.42                   488
EQ/Evergreen Omega ........................     Class B 1.60%        $  8.39                   190
EQ/Evergreen Omega ........................     Class B 1.70%        $  8.33                    --

EQ/FI Mid Cap .............................     Class B 0.50%        $ 12.23                   324
EQ/FI Mid Cap .............................     Class B 1.15%        $ 11.81                   750
EQ/FI Mid Cap .............................     Class B 1.35%        $ 11.69                 1,652
EQ/FI Mid Cap .............................     Class B 1.55%        $ 11.56                 2,857
EQ/FI Mid Cap .............................     Class B 1.60%        $ 11.53                 1,412
EQ/FI Mid Cap .............................     Class B 1.70%        $ 11.47                    35

EQ/FI Mid Cap Value .......................     Class B 0.50%        $ 17.04                   215
EQ/FI Mid Cap Value .......................     Class B 1.15%        $ 16.10                 1,833
EQ/FI Mid Cap Value .......................     Class B 1.35%        $ 15.82                 2,355
EQ/FI Mid Cap Value .......................     Class B 1.55%        $ 15.54                 3,954
EQ/FI Mid Cap Value .......................     Class B 1.60%        $ 15.47                 1,673
EQ/FI Mid Cap Value .......................     Class B 1.70%        $ 15.34                    19

EQ/GAMCO Mergers and Acquisitions .........     Class B 0.50%        $ 10.56                   301
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.15%        $ 10.52                   132
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.35%        $ 10.50                    53
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.55%        $ 10.49                    33
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.60%        $ 10.49                    19
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.70%        $ 10.48                    --

EQ/GAMCO Small Company Value ..............     Class B 0.50%        $ 27.24                    --
EQ/GAMCO Small Company Value ..............     Class B 1.15%        $ 24.30                    71
EQ/GAMCO Small Company Value ..............     Class B 1.35%        $ 23.46                   184
EQ/GAMCO Small Company Value ..............     Class B 1.55%        $ 22.64                   129
EQ/GAMCO Small Company Value ..............     Class B 1.60%        $ 22.44                    89
EQ/GAMCO Small Company Value ..............     Class B 1.70%        $ 22.05                     1

EQ/International Growth ...................     Class B 0.50%        $ 11.56                    --
EQ/International Growth ...................     Class B 1.15%        $ 11.51                    13
EQ/International Growth ...................     Class B 1.35%        $ 11.50                    31
EQ/International Growth ...................     Class B 1.55%        $ 11.48                     7
EQ/International Growth ...................     Class B 1.60%        $ 11.48                     3
EQ/International Growth ...................     Class B 1.70%        $ 11.47                    --

EQ/Janus Large Cap Growth .................     Class B 0.50%        $  6.67                     3
EQ/Janus Large Cap Growth .................     Class B 1.15%        $  6.45                   185
EQ/Janus Large Cap Growth .................     Class B 1.35%        $  6.38                   569
EQ/Janus Large Cap Growth .................     Class B 1.55%        $  6.31                 1,733
EQ/Janus Large Cap Growth .................     Class B 1.60%        $  6.29                   970
EQ/Janus Large Cap Growth .................     Class B 1.70%        $  6.26                     5

EQ/JPMorgan Core Bond .....................     Class B 0.50%        $ 14.95                     9
EQ/JPMorgan Core Bond .....................     Class B 1.15%        $ 14.19                   688
EQ/JPMorgan Core Bond .....................     Class B 1.35%        $ 13.96                 1,223
EQ/JPMorgan Core Bond .....................     Class B 1.55%        $ 13.73                 1,399
EQ/JPMorgan Core Bond .....................     Class B 1.60%        $ 13.68                   943
EQ/JPMorgan Core Bond .....................     Class B 1.70%        $ 13.57                    12

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/JPMorgan Value Opportunities ..........     Class B 0.50%        $ 14.58                    --
EQ/JPMorgan Value Opportunities ..........     Class B 1.15%        $ 13.77                   747
EQ/JPMorgan Value Opportunities ..........     Class B 1.35%        $ 13.53                 1,142
EQ/JPMorgan Value Opportunities ..........     Class B 1.55%        $ 13.30                   466
EQ/JPMorgan Value Opportunities ..........     Class B 1.60%        $ 13.24                   305
EQ/JPMorgan Value Opportunities ..........     Class B 1.70%        $ 13.12                    11

EQ/Lazard Small Cap Value ................     Class B 0.50%        $ 18.39                     2
EQ/Lazard Small Cap Value ................     Class B 1.15%        $ 17.45                   485
EQ/Lazard Small Cap Value ................     Class B 1.35%        $ 17.17                   919
EQ/Lazard Small Cap Value ................     Class B 1.55%        $ 16.89                   796
EQ/Lazard Small Cap Value ................     Class B 1.60%        $ 16.83                   502
EQ/Lazard Small Cap Value ................     Class B 1.70%        $ 16.69                     5

EQ/Legg Mason Value Equity ...............     Class B 0.50%        $ 10.66                    --
EQ/Legg Mason Value Equity ...............     Class B 1.15%        $ 10.65                     7
EQ/Legg Mason Value Equity ...............     Class B 1.35%        $ 10.80                    28
EQ/Legg Mason Value Equity ...............     Class B 1.55%        $ 10.64                    20
EQ/Legg Mason Value Equity ...............     Class B 1.60%        $ 10.63                     6
EQ/Legg Mason Value Equity ...............     Class B 1.70%        $ 10.63                    --

EQ/Long Term Bond ........................     Class B 0.50%        $ 10.06                    --
EQ/Long Term Bond ........................     Class B 1.15%        $ 10.01                    69
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.00                    93
EQ/Long Term Bond ........................     Class B 1.55%        $  9.99                   109
EQ/Long Term Bond ........................     Class B 1.60%        $  9.98                    55
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                    --

EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 10.66                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.15%        $ 10.61                    18
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 10.60                    26
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 10.58                    16
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 10.58                    13
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 10.57                    --

EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 10.62                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.15%        $ 10.58                     8
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 10.56                    24
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 10.55                     5
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 10.54                    21
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 10.54                    --

EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 11.21                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.15%        $ 11.16                   199
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 11.15                   240
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 11.13                   140
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 11.13                   102
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 11.12                     1

EQ/Marsico Focus .........................     Class B 0.50%        $ 15.82                     8
EQ/Marsico Focus .........................     Class B 1.15%        $ 15.37                   736
EQ/Marsico Focus .........................     Class B 1.35%        $ 15.24                 1,644
EQ/Marsico Focus .........................     Class B 1.55%        $ 15.11                 1,386
EQ/Marsico Focus .........................     Class B 1.60%        $ 15.07                   712
EQ/Marsico Focus .........................     Class B 1.70%        $ 15.01                     8

EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 21.84                     7
EQ/Mercury Basic Value Equity ............     Class B 1.15%        $ 20.63                 1,488
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 20.27                 2,720
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 19.92                 2,336
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 19.83                 1,046
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 19.66                    19

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Mercury International Value ...........     Class B 0.50%        $ 19.90                     4
EQ/Mercury International Value ...........     Class B 1.15%        $ 18.80                   814
EQ/Mercury International Value ...........     Class B 1.35%        $ 18.47                 1,346
EQ/Mercury International Value ...........     Class B 1.55%        $ 18.15                 1,158
EQ/Mercury International Value ...........     Class B 1.60%        $ 18.07                   514
EQ/Mercury International Value ...........     Class B 1.70%        $ 17.91                     3

EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 15.29                    --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%        $ 14.44                 1,226
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 14.19                 3,663
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 13.94                 1,421
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 13.88                   958
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 13.76                     1

EQ/MFS Investors Trust ...................     Class B 0.50%        $ 10.08                     2
EQ/MFS Investors Trust ...................     Class B 1.15%        $  9.63                   103
EQ/MFS Investors Trust ...................     Class B 1.35%        $  9.49                   551
EQ/MFS Investors Trust ...................     Class B 1.55%        $  9.36                   507
EQ/MFS Investors Trust ...................     Class B 1.60%        $  9.33                   328
EQ/MFS Investors Trust ...................     Class B 1.70%        $  9.26                    --

EQ/Money Market ..........................     Class A 1.15%        $ 30.59                   238
EQ/Money Market ..........................     Class B 0.00%        $ 39.77                    20
EQ/Money Market ..........................     Class B 0.50%        $ 35.18                     1
EQ/Money Market ..........................     Class B 1.15%        $ 29.98                   401
EQ/Money Market ..........................     Class B 1.35%        $ 28.53                 1,076
EQ/Money Market ..........................     Class B 1.55%        $ 27.14                 1,196
EQ/Money Market ..........................     Class B 1.60%        $ 26.81                 1,247
EQ/Money Market ..........................     Class B 1.70%        $ 26.15                     8

EQ/Montag & Caldwell Growth ..............     Class B 0.50%        $  4.90                    --
EQ/Montag & Caldwell Growth ..............     Class B 1.15%        $  4.68                    54
EQ/Montag & Caldwell Growth ..............     Class B 1.35%        $  4.61                   143
EQ/Montag & Caldwell Growth ..............     Class B 1.55%        $  4.54                    58
EQ/Montag & Caldwell Growth ..............     Class B 1.60%        $  4.53                    43
EQ/Montag & Caldwell Growth ..............     Class B 1.70%        $  4.49                    --

EQ/PIMCO Real Return .....................     Class B 0.50%        $  9.99                    --
EQ/PIMCO Real Return .....................     Class B 1.15%        $  9.95                   161
EQ/PIMCO Real Return .....................     Class B 1.35%        $  9.93                   253
EQ/PIMCO Real Return .....................     Class B 1.55%        $  9.92                   248
EQ/PIMCO Real Return .....................     Class B 1.60%        $  9.92                   120
EQ/PIMCO Real Return .....................     Class B 1.70%        $  9.91                    --

EQ/Short Duration Bond ...................     Class B 0.50%        $ 10.04                    --
EQ/Short Duration Bond ...................     Class B 1.15%        $  9.99                    47
EQ/Short Duration Bond ...................     Class B 1.35%        $  9.98                    76
EQ/Short Duration Bond ...................     Class B 1.55%        $  9.97                    80
EQ/Short Duration Bond ...................     Class B 1.60%        $  9.96                    25
EQ/Short Duration Bond ...................     Class B 1.70%        $  9.96                    --

EQ/Small Company Index ...................     Class B 0.50%        $ 15.81                     2
EQ/Small Company Index ...................     Class B 1.15%        $ 15.00                   382
EQ/Small Company Index ...................     Class B 1.35%        $ 14.76                   914
EQ/Small Company Index ...................     Class B 1.55%        $ 14.52                   710
EQ/Small Company Index ...................     Class B 1.60%        $ 14.46                   325
EQ/Small Company Index ...................     Class B 1.70%        $ 14.35                     5

EQ/TCW Equity ............................     Class B 0.50%        $ 20.25                    --
EQ/TCW Equity ............................     Class B 1.15%        $ 18.06                    12
EQ/TCW Equity ............................     Class B 1.35%        $ 17.43                    46
EQ/TCW Equity ............................     Class B 1.55%        $ 16.83                    41

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.60%        $ 16.68                    14
EQ/TCW Equity .................................     Class B 1.70%        $ 16.39                    --

EQ/UBS Growth and Income ......................     Class B 0.50%        $  5.90                    --
EQ/UBS Growth and Income ......................     Class B 1.15%        $  5.63                   117
EQ/UBS Growth and Income ......................     Class B 1.35%        $  5.55                   114
EQ/UBS Growth and Income ......................     Class B 1.55%        $  5.47                   107
EQ/UBS Growth and Income ......................     Class B 1.60%        $  5.45                    33
EQ/UBS Growth and Income ......................     Class B 1.70%        $  5.41                    --

EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 10.49                   303
EQ/Van Kampen Comstock ........................     Class B 1.15%        $ 10.44                   129
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 10.43                   157
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 10.41                    85
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 10.41                    40
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 10.40                    --

EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 14.98                    12
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.15%        $ 14.18                 1,010
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 13.94                 2,131
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 13.71                 1,667
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 13.65                   929
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 13.53                     1

EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 12.44                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.15%        $ 12.39                    31
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 12.37                    68
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 12.36                    36
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 12.35                    33
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 12.34                    --

EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.50%        $ 11.97                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.15%        $ 11.92                     3
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.35%        $ 11.90                     7
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.55%        $ 11.89                     8
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.60%        $ 11.88                     6


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                               AXA
                                                    AXA Aggressive   AXA Conservative   Conservative-Plus
                                                      Allocation        Allocation          Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $231,178        $   328,721         $   439,420
 Expenses:
  Asset-based charges ............................       54,921            110,815             149,212
                                                       --------        -----------         -----------
Net Investment Income (Loss) .....................      176,257            217,906             290,208
                                                       --------        -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       64,087             60,499             134,871
  Realized gain distribution from The Trusts .....           --             18,362              34,458
                                                       --------        -----------         -----------
 Net realized gain (loss) ........................       64,087             78,861             169,329
                                                       --------        -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      218,150           (161,142)           (177,178)
                                                       --------        -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      282,237            (82,281)             (7,849)
                                                       --------        -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $458,494        $   135,625         $   282,359
                                                       ========        ===========         ===========



                                                                        AXA          AXA Premier
                                                    AXA Moderate   Moderate-Plus   VIP Aggressive    AXA Premier
                                                     Allocation      Allocation        Equity       VIP Core Bond
                                                   -------------- --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,823,268     $1,022,965    $          --     $1,718,791
 Expenses:
  Asset-based charges ............................     4,965,437        289,790          690,354        733,194
                                                    ------------     ----------    -------------     ----------
Net Investment Income (Loss) .....................     3,857,831        733,175         (690,354)       985,597
                                                    ------------     ----------    -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    10,393,125        267,860       (3,255,569)       127,560
  Realized gain distribution from The Trusts .....            --             --               --             --
                                                    ------------     ----------    -------------     ----------
 Net realized gain (loss) ........................    10,393,125        267,860       (3,255,569)       127,560
                                                    ------------     ----------    -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,652,233)       489,012        7,291,199       (981,658)
                                                    ------------     ----------    -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,740,892        756,872        4,035,630       (854,098)
                                                    ------------     ----------    -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 12,598,723     $1,490,047    $   3,345,276     $  131,499
                                                    ============     ==========    =============     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                          AXA Premier
                                                      AXA Premier       AXA Premier    VIP International
                                                    VIP Health Care   VIP High Yield         Equity
                                                   ----------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   394,242     $   7,473,589       $  781,729
 Expenses:
  Asset-based charges ............................        225,810         1,474,318          289,989
                                                      -----------     -------------       ----------
Net Investment Income (Loss) .....................        168,432         5,999,271          491,740
                                                      -----------     -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        932,413        (1,733,415)       1,499,222
  Realized gain distribution from The Trusts .....        426,768                --          744,587
                                                      -----------     -------------       ----------
 Net realized gain (loss) ........................      1,359,181        (1,733,415)       2,243,809
                                                      -----------     -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (731,101)       (2,709,617)         (11,442)
                                                      -----------     -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        628,080        (4,443,032)       2,232,367
                                                      -----------     -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   796,512     $   1,556,239       $2,724,107
                                                      ===========     =============       ==========



                                                      AXA Premier     AXA Premier   AXA Premier    AXA Premier
                                                       VIP Large       VIP Large     VIP Large       VIP Mid
                                                    Cap Core Equity    Cap Growth    Cap Value      Cap Growth
                                                   ----------------- ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  74,700      $        --   $  613,274    $     375,698
 Expenses:
  Asset-based charges ............................       112,207          236,378      309,650          346,571
                                                       ---------      -----------   ----------    -------------
Net Investment Income (Loss) .....................       (37,507)        (236,378)     303,624           29,127
                                                       ---------      -----------   ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       291,555          888,470    1,328,659        1,203,522
  Realized gain distribution from The Trusts .....       174,585               --      487,384        2,771,194
                                                       ---------      -----------   ----------    -------------
 Net realized gain (loss) ........................       466,140          888,470    1,816,043        3,974,716
                                                       ---------      -----------   ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        74,892          277,447     (955,641)      (2,524,332)
                                                       ---------      -----------   ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       541,032        1,165,917      860,402        1,450,384
                                                       ---------      -----------   ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 503,525      $   929,539   $1,164,026    $   1,479,511
                                                       =========      ===========   ==========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                     AXA Premier
                                                     VIP Mid Cap      AXA Premier      EQ/Alliance
                                                        Value       VIP Technology    Common Stock
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   1,843,955             --     $    4,900,153
 Expenses:
  Asset-based charges ............................        419,212        614,713          8,026,419
                                                    -------------        -------     --------------
Net Investment Income (Loss) .....................      1,424,743       (614,713)        (3,126,266)
                                                    -------------       --------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,700,804      1,176,811        (25,942,584)
  Realized gain distribution from The Trusts .....      4,017,845             --                 --
                                                    -------------      ---------     --------------
 Net realized gain (loss) ........................      7,718,649      1,176,811        (25,942,584)
                                                    -------------      ---------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,710,276)     2,986,697         43,958,688
                                                    -------------      ---------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          8,373      4,163,508         18,016,104
                                                    -------------      ---------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,433,116     $3,548,795     $   14,889,838
                                                    =============     ==========     ==============



                                                                     EQ/Alliance
                                                     EQ/Alliance     Intermediate                    EQ/Alliance
                                                      Growth and      Government     EQ/Alliance      Large Cap
                                                        Income        Securities    International       Growth
                                                   --------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  4,215,968    $   4,820,015    $ 2,437,320    $         --
 Expenses:
  Asset-based charges ............................     5,979,693        2,242,086      2,267,505       1,342,331
                                                    ------------    -------------    -----------    ------------
Net Investment Income (Loss) .....................    (1,763,725)       2,577,929        169,815      (1,342,331)
                                                    ------------    -------------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,637,618          106,434      6,807,540      (9,239,909)
  Realized gain distribution from The Trusts .....    12,336,230               --             --              --
                                                    ------------    -------------    -----------    ------------
 Net realized gain (loss) ........................    17,973,848          106,434      6,807,540      (9,239,909)
                                                    ------------    -------------    -----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       243,614       (3,068,521)    14,017,000      21,912,448
                                                    ------------    -------------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    18,217,462       (2,962,087)    20,824,540      12,672,539
                                                    ------------    -------------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 16,453,737    $    (384,158)   $20,994,355    $ 11,330,208
                                                    ============    =============    ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                    EQ/Alliance
                                                     EQ/Alliance     Small Cap         EQ/Ariel
                                                    Quality Bond       Growth      Appreciation II
                                                   -------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   970,154              --         $  363
 Expenses:
  Asset-based charges ............................      359,402       1,571,594            352
                                                    -----------       ---------         ------
Net Investment Income (Loss) .....................      610,752      (1,571,594)            11
                                                    -----------      ----------         ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (12,695)      1,254,350             10
  Realized gain distribution from The Trusts .....           --              --             --
                                                    -----------      ----------         ------
 Net realized gain (loss) ........................      (12,695)      1,254,350             10
                                                    -----------      ----------         ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (469,369)     10,450,894          2,500
                                                    -----------      ----------         ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (482,064)     11,705,244          2,510
                                                    -----------      ----------         ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   128,688    $ 10,133,650         $2,521
                                                    ===========    ============         ======



                                                    EQ/Bear Stearns   EQ/Bernstein                        EQ/Calvert
                                                     Small Company     Diversified   EQ/Boston Advisors    Socially
                                                         Growth           Value         Equity Income     Responsible
                                                   ----------------- -------------- -------------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   56,612       $1,719,260         $170,764        $       --
 Expenses:
  Asset-based charges ............................        24,963        2,184,644          119,597            12,585
                                                      ----------       ----------         --------        ----------
Net Investment Income (Loss) .....................        31,649         (465,384)          51,167           (12,585)
                                                      ----------       ----------         --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (11,537)       3,757,933           70,229            46,838
  Realized gain distribution from The Trusts .....            --        3,163,996               --            39,338
                                                      ----------       ----------         --------        ----------
 Net realized gain (loss) ........................       (11,537)       6,921,929           70,229            86,176
                                                      ----------       ----------         --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        44,865         (529,627)         340,872            (7,559)
                                                      ----------       ----------         --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        33,328        6,392,302          411,101            78,617
                                                      ----------       ----------         --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   64,977       $5,926,918         $462,268        $   66,032
                                                      ==========       ==========         ========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Capital    EQ/Capital     EQ/Capital
                                                     Guardian      Guardian       Guardian
                                                      Growth    International     Research
                                                   ----------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,259     $  268,905     $  380,803
 Expenses:
  Asset-based charges ............................     21,787        199,198        989,969
                                                    ---------     ----------     ----------
Net Investment Income (Loss) .....................    (18,528)        69,707       (609,166)
                                                    ---------     ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     30,240        984,852      3,524,518
  Realized gain distribution from The Trusts .....         --         23,156             --
                                                    ---------     ----------     ----------
 Net realized gain (loss) ........................     30,240      1,008,008      3,524,518
                                                    ---------     ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     93,656      1,600,282         75,930
                                                    ---------     ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    123,896      2,608,290      3,600,448
                                                    ---------     ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 105,368     $2,677,997     $2,991,282
                                                    =========     ==========     ==========



                                                      EQ/Capital                                          EQ/Evergreen
                                                       Guardian      EQ/Caywood-Scholl      EQ/Equity     International
                                                     U.S. Equity    High Yield Bond (a)     500 Index       Bond (b)
                                                   --------------- --------------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     218,436       $   94,205        $   1,960,906      $   --
 Expenses:
  Asset-based charges ............................        604,134            8,635            2,187,593         222
                                                    -------------       ----------        -------------      ------
Net Investment Income (Loss) .....................       (385,698)          85,570             (226,687)       (222)
                                                    -------------       ----------        -------------      ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,250,289            5,289           (2,002,206)        356
  Realized gain distribution from The Trusts .....      2,088,828               --            2,699,525          --
                                                    -------------       ----------        -------------      ------
 Net realized gain (loss) ........................      4,339,117            5,289              697,319         356
                                                    -------------       ----------        -------------      ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,195,625)         (75,683)           3,679,646        (520)
                                                    -------------       ----------        -------------      ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,143,492          (70,394)           4,376,965        (164)
                                                    -------------       ----------        -------------      ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,757,794       $   15,176        $   4,150,278      $ (386)
                                                    =============       ==========        =============      ======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                        EQ/FI
                                                    EQ/Evergreen        EQ/FI          Mid Cap
                                                        Omega          Mid Cap          Value
                                                   -------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     4,175    $    5,791,160   $  7,097,361
 Expenses:
  Asset-based charges ............................      161,720         1,113,815      2,204,425
                                                    -----------    --------------   ------------
Net Investment Income (Loss) .....................     (157,545)        4,677,345      4,892,936
                                                    -----------    --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      602,522         4,130,000      5,688,236
  Realized gain distribution from The Trusts .....      328,592         4,814,821      9,747,908
                                                    -----------    --------------   ------------
 Net realized gain (loss) ........................      931,114         8,944,821     15,436,144
                                                    -----------    --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (554,500)      (10,052,529)    (5,800,109)
                                                    -----------    --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      376,614        (1,107,708)     9,636,035
                                                    -----------    --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   219,069    $    3,569,637   $ 14,528,971
                                                    ===========    ==============   ============



                                                        EQ/GAMCO          EQ/GAMCO                          EQ/Janus
                                                       Mergers and     Small Company   EQ/International    Large Cap
                                                    Acquisitions (a)       Value          Growth (a)         Growth
                                                   ------------------ --------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   82,561       $    70,166         $ 3,798       $      375
 Expenses:
  Asset-based charges ............................         10,700           116,758           1,805          325,918
                                                       ----------       -----------         -------       ----------
Net Investment Income (Loss) .....................         71,861           (46,592)          1,993         (325,543)
                                                       ----------       -----------         -------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            726            78,827           4,312          296,486
  Realized gain distribution from The Trusts .....         10,068           694,354              --               --
                                                       ----------       -----------         -------       ----------
 Net realized gain (loss) ........................         10,794           773,181           4,312          296,486
                                                       ----------       -----------         -------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (49,579)         (383,515)         34,215        1,211,114
                                                       ----------       -----------         -------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (38,785)          389,666          38,527        1,507,600
                                                       ----------       -----------         -------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   33,076       $   343,074         $40,520       $1,182,057
                                                       ==========       ===========         =======       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                   EQ/JPMorgan      EQ/Lazard
                                                    EQ/JPMorgan       Value         Small Cap
                                                     Core Bond    Opportunities       Value
                                                   ------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $2,003,871       $559,666     $   2,022,440
 Expenses:
  Asset-based charges ............................     803,685        548,710           668,106
                                                    ----------       --------     -------------
Net Investment Income (Loss) .....................   1,200,186         10,956         1,354,334
                                                    ----------       --------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (69,024)       162,012         3,771,172
  Realized gain distribution from The Trusts .....          --             --         2,174,392
                                                    ----------       --------     -------------
 Net realized gain (loss) ........................     (69,024)       162,012         5,945,564
                                                    ----------       --------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (736,576)       645,900        (5,808,782)
                                                    ----------       --------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (805,600)       807,912           136,782
                                                    ----------       --------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  394,586       $818,868     $   1,491,116
                                                    ==========       ========     =============



                                                                                       EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and       EQ/Lord Abbett
                                                    Value Equity (b)   Term Bond (a)     Income (a)     Large Cap Core (a)
                                                   ------------------ --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   190          $  55,307         $ 3,839           $ 2,083
 Expenses:
  Asset-based charges ............................        1,060             18,517           3,420             2,958
                                                        -------          ---------         -------           -------
Net Investment Income (Loss) .....................         (870)            36,790             419              (875)
                                                        -------          ---------         -------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          878            (31,326)          2,795             3,549
  Realized gain distribution from The Trusts .....           --             20,310              --                --
                                                        -------          ---------         -------           -------
 Net realized gain (loss) ........................          878            (11,016)          2,795             3,549
                                                        -------          ---------         -------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................       12,244            (66,122)         17,643            13,351
                                                        -------          ---------         -------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       13,122            (77,138)         20,438            16,900
                                                        -------          ---------         -------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $12,252          $ (40,348)        $20,857           $16,025
                                                        =======          =========         =======           =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Lord Abbett                   EQ/Mercury
                                                       Mid Cap       EQ/Marsico     Basic Value
                                                      Value (a)         Focus          Equity
                                                   --------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 43,952      $       --    $   2,174,218
 Expenses:
  Asset-based charges ............................       34,416         841,993        2,315,232
                                                       --------      ----------    -------------
Net Investment Income (Loss) .....................        9,536        (841,993)        (141,014)
                                                       --------      ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       32,799       3,433,461        4,667,732
  Realized gain distribution from The Trusts .....           --       1,623,360        6,501,354
                                                       --------      ----------    -------------
 Net realized gain (loss) ........................       32,799       5,056,821       11,169,086
                                                       --------      ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      186,074       1,301,151       (9,181,971)
                                                       --------      ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      218,873       6,357,972        1,987,115
                                                       --------      ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $228,409      $5,515,979    $   1,846,101
                                                       ========      ==========    =============



                                                      EQ/Mercury         EQ/MFS          EQ/MFS
                                                    International   Emerging Growth    Investors      EQ/Money
                                                        Value          Companies         Trust         Market
                                                   --------------- ----------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,143,199    $           --    $    70,075   $3,322,057
 Expenses:
  Asset-based charges ............................       919,042         1,432,384        211,069    1,874,678
                                                      ----------    --------------    -----------   ----------
Net Investment Income (Loss) .....................       224,157        (1,432,384)      (140,994)   1,447,379
                                                      ----------    --------------    -----------   ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,753,381       (10,241,697)      (157,679)    (258,295)
  Realized gain distribution from The Trusts .....            --                --             --           --
                                                      ----------    --------------    -----------   ----------
 Net realized gain (loss) ........................     1,753,381       (10,241,697)      (157,679)    (258,295)
                                                      ----------    --------------    -----------   ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     4,119,605        18,666,905      1,066,938      321,582
                                                      ----------    --------------    -----------   ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,872,986         8,425,208        909,259       63,287
                                                      ----------    --------------    -----------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,097,143    $    6,992,824    $   768,265   $1,510,666
                                                      ==========    ==============    ===========   ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Montag & Caldwell       EQ/PIMCO
                                                           Growth          Real Return (a)
                                                   ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $  3,108           $  158,507
 Expenses:
  Asset-based charges ............................          10,606               35,672
                                                          --------           ----------
Net Investment Income (Loss) .....................          (7,498)             122,835
                                                          --------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           5,011               (4,604)
  Realized gain distribution from The Trusts .....              --                4,840
                                                          --------           ----------
 Net realized gain (loss) ........................           5,011                  236
                                                          --------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          41,258             (151,819)
                                                          --------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          46,269             (151,583)
                                                          --------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 38,771           $  (28,748)
                                                          ========           ==========



                                                                           EQ/Small                    EQ/UBS
                                                         EQ/Short          Company        EQ/TCW     Growth and   EQ/Van Kampen
                                                    Duration Bond (a)       Index         Equity       Income     Comstock (a)
                                                   ------------------- --------------- ------------ ------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  21,699       $     388,560   $      --      $13,156      $ 51,894
 Expenses:
  Asset-based charges ............................         14,016             505,086      18,618        9,787        24,011
                                                        ---------       -------------   ---------      -------      --------
Net Investment Income (Loss) .....................          7,683            (116,526)    (18,618)       3,369        27,883
                                                        ---------       -------------   ---------      -------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            710           1,916,265       5,664       16,172         3,685
  Realized gain distribution from The Trusts .....             38           1,602,012          --           --            --
                                                        ---------       -------------   ---------      -------      --------
 Net realized gain (loss) ........................            748           3,518,277       5,664       16,172         3,685
                                                        ---------       -------------   ---------      -------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (13,092)         (2,558,180)    162,520       53,436       211,413
                                                        ---------       -------------   ---------      -------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (12,344)            960,097     168,184       69,608       215,098
                                                        ---------       -------------   ---------      -------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  (4,661)      $     843,571   $ 149,566      $72,977      $242,981
                                                        =========       =============   =========      =======      ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                      Emerging Markets        Mid Cap          Montgomery
                                                           Equity            Growth (a)       Small Cap (a)
                                                     ------------------   ---------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   360,451          $     --           $ 14,378
 Expenses:
  Asset-based charges ............................          887,464             8,316              1,455
                                                        -----------          --------           --------
Net Investment Income (Loss) .....................         (527,013)           (8,316)            12,923
                                                        -----------          --------           --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        6,204,302            46,212              3,919
  Realized gain distribution from The Trusts .....        2,529,709                --                 31
                                                        -----------          --------           --------
 Net realized gain (loss) ........................        8,734,011            46,212              3,950
                                                        -----------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,501,750           106,402             (4,074)
                                                        -----------          --------           --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       18,235,761           152,614               (124)
                                                        -----------          --------           --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $17,708,748          $144,298           $ 12,799
                                                        ===========          ========           ========

-------
(a)   Commenced operations on May 9, 2005.
(b)   Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                  AXA Conservative Allocation     AXA Aggressive Allocation (a)
                                                  ----------------------------- -----------------------------
                                                       2005           2004           2005           2004
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  176,257     $   12,352     $  217,906     $   76,117
 Net realized gain (loss) on investments ........       64,087         (3,340)        78,861         36,114
 Change in unrealized appreciation
  (depreciation) of investments .................      218,150        144,445       (161,142)        66,094
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      458,494        153,457        135,625        178,325
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      103,563        163,523        299,776         64,052
  Transfers between funds including
   guaranteed interest
   account, net .................................    4,399,093      1,764,083      5,731,796      5,202,142
  Transfers for contract benefits and
   terminations .................................     (172,347)       (35,757)      (898,168)      (925,995)
  Contract maintenance charges ..................       (8,554)        (4,170)       (18,066)        (6,930)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,321,755      1,887,679      5,115,338      4,333,269
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       34,323         12,365         49,578         22,093
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    4,814,572      2,053,501      5,300,541      4,533,687
Net Assets -- Beginning of Period ...............    2,053,501             --      4,533,687             --
                                                    ----------     ----------     ----------     ----------
Net Assets -- End of Period .....................   $6,868,073     $2,053,501     $9,834,228     $4,533,687
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          517            221            749            687
 Redeemed .......................................          (97)           (29)          (247)          (250)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................          410            192            502            437
                                                    ==========     ==========     ==========     ==========



                                                      AXA Conservative-Plus
                                                          Allocation (a)              AXA Moderate Allocation
                                                  ------------------------------ ---------------------------------
                                                        2005           2004            2005             2004
                                                  --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    290,208     $   93,858    $   3,857,831    $   4,962,959
 Net realized gain (loss) on investments ........       169,329         11,582       10,393,125        5,891,990
 Change in unrealized appreciation
  (depreciation) of investments .................      (177,178)       245,974       (1,652,233)      17,602,183
                                                   ------------     ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       282,359        351,414       12,598,723       28,457,132
                                                   ------------     ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       100,180        588,807        2,921,005        4,535,920
  Transfers between funds including
   guaranteed interest
   account, net .................................     7,322,019      5,812,113       (4,473,321)        (289,120)
  Transfers for contract benefits and
   terminations .................................    (1,041,378)      (151,390)     (39,493,752)     (39,475,549)
  Contract maintenance charges ..................       (16,805)        (4,066)      (1,053,283)      (1,136,716)
                                                   ------------     ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,364,016      6,245,464      (42,099,351)     (36,365,465)
                                                   ------------     ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        26,682         20,746            9,495            5,772
                                                   ------------     ----------    -------------    -------------
Increase (Decrease) in Net Assets ...............     6,673,057      6,617,624       29,491,133       (7,902,561)
Net Assets -- Beginning of Period ...............     6,617,624             --      405,816,539      413,719,100
                                                   ------------     ----------    -------------    -------------
Net Assets -- End of Period .....................  $ 13,290,681     $6,617,624    $ 376,325,406    $ 405,816,539
                                                   ============     ==========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               66              111
 Redeemed .......................................            --             --             (141)            (242)
                                                   ------------     ----------    -------------    -------------
 Net Increase (Decrease) ........................            --             --              (75)            (131)
                                                   ============     ==========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           897            731              666              873
 Redeemed .......................................          (279)           (96)          (1,543)          (1,603)
                                                   ------------     ----------    -------------    -------------
 Net Increase (Decrease) ........................           618            635             (877)            (730)
                                                   ============     ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA Moderate                    AXA Premier VIP
                                                       Plus Allocation (a)             Aggressive Equity
                                                  ------------------------------   -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    733,175     $   128,584    $   (690,354)   $   (747,545)
 Net realized gain (loss) on investments ........       267,860          11,841      (3,255,569)     (4,794,363)
 Change in unrealized appreciation
  (depreciation) of investments .................       489,012         646,757       7,291,199      11,440,577
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,490,047         787,182       3,345,276       5,898,669
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       638,182         791,537         841,240         907,466
  Transfers between funds including
   guaranteed interest
   account, net .................................    18,588,614       9,243,496      (3,998,164)     (2,529,793)
  Transfers for contract benefits and
   terminations .................................    (1,507,965)       (107,036)     (5,323,183)     (5,662,642)
  Contract maintenance charges ..................       (59,538)        (11,678)       (230,364)       (269,211)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    17,659,293       9,916,319      (8,710,471)     (7,554,180)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         4,628          31,901           1,378           1,290
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    19,153,968      10,735,402      (5,363,817)     (1,654,221)
Net Assets -- Beginning of Period ...............    10,735,402              --      60,013,433      61,667,654
                                                   ------------     -----------    ------------    ------------
Net Assets -- End of Period .....................  $ 29,889,370     $10,735,402    $ 54,649,616    $ 60,013,433
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               4              11
 Redeemed .......................................            --              --             (54)            (78)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --             (50)            (67)
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,065           1,117              57              77
 Redeemed .......................................          (402)           (111)           (169)           (159)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................         1,663           1,006            (112)            (82)
                                                   ============     ===========    ============    ============



                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    985,597    $    888,147     $   168,432     $   363,569
 Net realized gain (loss) on investments ........       127,560         668,195       1,359,181       1,328,056
 Change in unrealized appreciation
  (depreciation) of investments .................      (981,658)       (368,338)       (731,101)       (191,798)
                                                   ------------    ------------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       131,499       1,188,004         796,512       1,499,827
                                                   ------------    ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       471,418         603,055         100,487         274,134
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,794,930)      3,354,566          37,463       2,723,133
  Transfers for contract benefits and
   terminations .................................    (4,568,242)     (5,946,276)       (925,596)       (965,480)
  Contract maintenance charges ..................      (115,293)       (119,521)        (46,187)        (42,682)
                                                   ------------    ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (6,007,047)     (2,108,176)       (833,833)      1,989,105
                                                   ------------    ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,767           2,588          17,218          19,271
                                                   ------------    ------------     -----------     -----------
Increase (Decrease) in Net Assets ...............    (5,873,781)       (917,584)        (20,103)      3,508,203
Net Assets -- Beginning of Period ...............    51,948,045      52,865,629      16,618,780      13,110,577
                                                   ------------    ------------     -----------     -----------
Net Assets -- End of Period .....................  $ 46,074,264    $ 51,948,045     $16,598,677     $16,618,780
                                                   ============    ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           807           1,383             506             867
 Redeemed .......................................        (1,343)         (1,579)           (588)           (675)
                                                   ------------    ------------     -----------     -----------
 Net Increase (Decrease) ........................          (538)           (196)            (82)            192
                                                   ============    ============     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Premier                    AXA Premier VIP
                                                           VIP High Yield                International Equity
                                                  --------------------------------- -------------------------------
                                                        2005             2004             2005            2004
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    5,999,271    $  5,259,826    $    491,740     $   118,350
 Net realized gain (loss) on investments ........      (1,733,415)     (2,121,972)      2,243,809         927,049
 Change in unrealized appreciation
  (depreciation) of investments .................      (2,709,617)      4,353,863         (11,442)      1,609,077
                                                   --------------    ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       1,556,239       7,491,717       2,724,107       2,654,476
                                                   --------------    ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         862,454       1,427,189          98,883         453,494
  Transfers between funds including
   guaranteed interest
   account, net .................................      (3,554,165)      6,166,440         776,176       2,687,638
  Transfers for contract benefits and
   terminations .................................     (11,860,121)     (9,932,923)     (1,157,966)       (790,135)
  Contract maintenance charges ..................        (282,322)       (287,573)        (49,794)        (40,840)
                                                   --------------    ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (14,834,154)     (2,626,867)       (332,701)      2,310,157
                                                   --------------    ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           6,861           7,727           3,052          16,019
                                                   --------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............     (13,271,054)      4,872,577       2,394,458       4,980,652
Net Assets -- Beginning of Period ...............     111,054,088     106,181,511      19,682,538      14,701,886
                                                   --------------    ------------    ------------     -----------
Net Assets -- End of Period .....................  $   97,783,034    $111,054,088    $ 22,076,996     $19,682,538
                                                   ==============    ============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              28              53              --              --
 Redeemed .......................................             (50)            (52)             --              --
                                                   --------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................             (22)              1              --              --
                                                   ==============    ============    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             662           1,136             378             775
 Redeemed .......................................          (1,146)         (1,228)           (403)           (559)
                                                   --------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            (484)            (92)            (25)            216
                                                   ==============    ============    ============     ===========



                                                          AXA Premier VIP                AXA Premier VIP
                                                       Large Cap Core Equity             Large Cap Growth
                                                  ------------------------------- ------------------------------
                                                        2005            2004            2005           2004
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (37,507)   $   103,253    $   (236,378)   $  (240,156)
 Net realized gain (loss) on investments ........        466,140        367,439         888,470         96,331
 Change in unrealized appreciation
  (depreciation) of investments .................         74,892        312,104         277,447        945,567
                                                   -------------    -----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................        503,525        782,796         929,539        801,742
                                                   -------------    -----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         62,710         71,303         156,220        134,803
  Transfers between funds including
   guaranteed interest
   account, net .................................       (615,250)       (57,895)       (664,517)     1,565,546
  Transfers for contract benefits and
   terminations .................................       (673,176)      (413,700)     (1,090,031)      (931,006)
  Contract maintenance charges ..................        (21,643)       (22,100)        (41,583)       (39,614)
                                                   -------------    -----------    ------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,247,359)      (422,392)     (1,639,911)       729,729
                                                   -------------    -----------    ------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         13,732          8,991          20,345         18,917
                                                   -------------    -----------    ------------    -----------
Increase (Decrease) in Net Assets ...............       (730,102)       369,395        (690,027)     1,550,388
Net Assets -- Beginning of Period ...............     10,293,331      9,923,936      17,113,669     15,563,281
                                                   -------------    -----------    ------------    -----------
Net Assets -- End of Period .....................  $   9,563,229    $10,293,331    $ 16,423,642    $17,113,669
                                                   =============    ===========    ============    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --             --              --             --
 Redeemed .......................................             --             --              --             --
                                                   -------------    -----------    ------------    -----------
 Net Increase (Decrease) ........................             --             --              --             --
                                                   =============    ===========    ============    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            111            218             373            566
 Redeemed .......................................           (230)          (264)           (551)          (487)
                                                   -------------    -----------    ------------    -----------
 Net Increase (Decrease) ........................           (119)           (46)           (178)            79
                                                   =============    ===========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Premier VIP                 AXA Premier VIP
                                                          Large Cap Value                 Mid Cap Growth
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    303,624     $  (844,430)   $     29,127    $     30,111
 Net realized gain (loss) on investments ........     1,816,043         405,431       3,974,716         269,627
 Change in unrealized appreciation
  (depreciation) of investments .................      (955,641)        956,779      (2,524,332)      2,075,707
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,164,026       2,206,640       1,479,511       2,375,445
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       275,653         186,763         146,068         254,325
  Transfers between funds including
   guaranteed interest
   account, net .................................     2,635,818       2,504,820      (1,961,327)      1,199,993
  Transfers for contract benefits and
   terminations .................................    (1,760,162)       (940,454)     (1,395,721)     (1,783,546)
  Contract maintenance charges ..................       (56,013)        (47,520)        (62,442)        (66,705)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     1,095,296       1,703,609      (3,273,422)       (395,933)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        11,496          24,296          12,039           7,161
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     2,270,818       3,934,545      (1,781,872)      1,986,673
Net Assets -- Beginning of Period ...............    19,948,113      16,013,568      25,973,318      23,986,645
                                                   ------------     -----------    ------------    ------------
Net Assets -- End of Period .....................  $ 22,218,931     $19,948,113    $ 24,191,446    $ 25,973,318
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           757             625             311             681
 Redeemed .......................................          (662)           (464)           (663)           (728)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            95             161            (352)            (47)
                                                   ============     ===========    ============    ============



                                                          AXA Premier VIP                AXA Premier VIP
                                                           Mid Cap Value                  Technology (b)
                                                  ------------------------------- ------------------------------
                                                        2005            2004            2005           2004
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,424,743    $    747,743    $   (614,713)   $   (128,841)
 Net realized gain (loss) on investments ........     7,718,649       1,330,517       1,176,811         357,253
 Change in unrealized appreciation
  (depreciation) of investments .................    (7,710,276)      1,896,278       2,986,697       3,574,816
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,433,116       3,974,538       3,548,795       3,803,228
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        75,037         249,369         278,240         308,061
  Transfers between funds including
   guaranteed interest
   account, net .................................    (7,339,438)      6,378,494      (4,327,449)     35,679,998
  Transfers for contract benefits and
   terminations .................................    (1,757,806)     (1,743,534)     (3,859,083)     (2,132,620)
  Contract maintenance charges ..................       (72,859)        (78,284)       (101,484)        (91,687)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (9,095,066)      4,806,045      (8,009,776)     33,763,752
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         5,654           5,313         (60,974)          8,269
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (7,656,296)      8,785,896       4,521,955      37,575,249
Net Assets -- Beginning of Period ...............    34,238,831      25,452,935      46,996,722       9,421,473
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 26,582,535    $ 34,238,831    $ 42,474,767    $ 46,996,722
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           543           1,237             721           5,784
 Redeemed .......................................        (1,329)           (778)         (1,623)         (1,723)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (786)            459            (902)          4,061
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance                       EQ/Alliance
                                                            Common Stock                    Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (3,126,266)   $  (2,303,550)   $  (1,763,725)   $     104,260
 Net realized gain (loss) on investments ........    (25,942,584)     (33,039,209)      17,973,848           38,270
 Change in unrealized appreciation
  (depreciation) of investments .................     43,958,688      112,517,988          243,614       45,724,762
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     14,889,838       77,175,229       16,453,737       45,867,292
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,222,809        5,405,969        3,033,849        4,283,211
  Transfers between funds including
   guaranteed interest
   account, net .................................    (38,418,745)      (9,651,347)     (19,979,425)     (14,001,417)
  Transfers for contract benefits and
   terminations .................................    (60,312,247)     (64,811,803)     (43,335,142)     (42,815,756)
  Contract maintenance charges ..................     (2,110,930)      (2,404,879)      (1,227,484)      (1,358,091)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (96,619,113)     (71,462,060)     (61,508,202)     (53,892,053)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         19,919           28,680            8,397            8,991
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (81,709,356)       5,741,849      (45,046,068)      (8,015,770)
Net Assets -- Beginning of Period ...............    663,391,157      657,649,308      454,957,583      462,973,353
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 581,681,801    $ 663,391,157    $ 409,911,515    $ 454,957,583
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              6               18               42              115
 Redeemed .......................................            (91)            (109)            (337)            (462)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (85)             (91)            (295)            (347)
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            114              175              679              866
 Redeemed .......................................           (434)            (404)          (2,539)          (2,576)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (320)            (229)          (1,860)          (1,710)
                                                   =============    =============    =============    =============



                                                             EQ/Alliance
                                                       Intermediate Government                EQ/Alliance
                                                             Securities                      International
                                                  --------------------------------- --------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   2,577,929    $   2,460,770    $     169,815    $     730,920
 Net realized gain (loss) on investments ........        106,434          484,973        6,807,540        4,629,349
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,068,521)      (2,061,571)      14,017,000       18,456,992
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       (384,158)         884,172       20,994,355       23,817,261
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,009,480        2,111,731        1,270,874        1,708,845
  Transfers between funds including
   guaranteed interest
   account, net .................................    (14,639,513)     (26,117,292)        (900,754)      (3,297,977)
  Transfers for contract benefits and
   terminations .................................    (20,427,196)     (22,934,106)     (13,661,028)     (12,529,150)
  Contract maintenance charges ..................       (324,702)        (420,562)        (483,079)        (492,951)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (34,381,931)     (47,360,229)     (13,773,987)     (14,611,233)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         11,035           13,370            2,741            3,138
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (34,755,054)     (46,462,687)       7,223,109        9,209,166
Net Assets -- Beginning of Period ...............    171,299,880      217,762,567      165,023,800      155,814,634
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 136,544,826    $ 171,299,880    $ 172,246,909    $ 165,023,800
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             27               79               86               95
 Redeemed .......................................            (88)            (185)            (324)            (429)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (61)            (106)            (238)            (334)
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            697            1,003            1,156              966
 Redeemed .......................................         (2,506)          (3,481)          (1,932)          (1,873)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................         (1,809)          (2,478)            (776)            (907)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance                      EQ/Alliance
                                                          Large Cap Growth                   Quality Bond
                                                  --------------------------------- -------------------------------
                                                        2005             2004             2005            2004
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,342,331)   $  (1,491,832)   $    610,752    $    562,496
 Net realized gain (loss) on investments ........     (9,239,909)     (13,046,635)        (12,695)        204,183
 Change in unrealized appreciation
  (depreciation) of investments .................     21,912,448       21,068,207        (469,369)       (257,649)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     11,330,208        6,529,740         128,688         509,030
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        733,692          891,756         312,215         402,551
  Transfers between funds including
   guaranteed interest
   account, net .................................     (6,494,238)     (11,742,927)      3,343,222       1,976,623
  Transfers for contract benefits and
   terminations .................................     (7,254,627)      (6,820,534)     (2,686,174)     (2,230,029)
  Contract maintenance charges ..................       (268,276)        (306,905)        (69,126)        (61,476)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (13,283,449)     (17,978,610)        900,137          87,669
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (175,884)              34           4,688           3,670
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (2,129,125)     (11,448,836)      1,033,513         600,369
Net Assets -- Beginning of Period ...............    101,993,372      113,442,208      24,087,939      23,487,570
                                                   -------------    -------------    ------------    ------------
Net Assets -- End of Period .....................  $  99,864,247    $ 101,993,372    $ 25,121,452    $ 24,087,939
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --              --
 Redeemed .......................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................                              --                              --
                                                   =============    =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,238              923             622             610
 Redeemed .......................................         (3,428)          (3,996)           (566)           (607)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................         (2,190)          (3,073)             56               3
                                                   =============    =============    ============    ============



                                                             EQ/Alliance                  EQ/Ariel
                                                          Small Cap Growth           Appreciation II (e)
                                                  --------------------------------- --------------------
                                                        2005             2004               2005
                                                  ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,571,594)   $  (1,618,108)        $     11
 Net realized gain (loss) on investments ........      1,254,350         (913,326)              10
 Change in unrealized appreciation
  (depreciation) of investments .................     10,450,894       15,629,879            2,500
                                                   -------------    -------------         --------
 Net increase (decrease) in net assets from
  operations ....................................     10,133,650       13,098,445            2,521
                                                   -------------    -------------         --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        836,734        1,182,761               --
  Transfers between funds including
   guaranteed interest
   account, net .................................     (6,393,252)      (6,032,033)         241,640
  Transfers for contract benefits and
   terminations .................................     (8,799,735)      (6,959,714)            (202)
  Contract maintenance charges ..................       (330,482)        (352,891)             (52)
                                                   -------------    -------------         --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (14,686,735)     (12,161,877)         241,386
                                                   -------------    -------------         --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          5,278            5,138              351
                                                   -------------    -------------         --------
Increase (Decrease) in Net Assets ...............     (4,547,807)         941,706          244,258
Net Assets -- Beginning of Period ...............    118,676,703      117,734,997               --
                                                   -------------    -------------         --------
Net Assets -- End of Period .....................  $ 114,128,896    $ 118,676,703         $244,258
                                                   =============    =============         ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             62               64               --
 Redeemed .......................................            (54)            (108)              --
                                                   -------------    -------------         --------
 Net Increase (Decrease) ........................              8              (44)              --
                                                   =============    =============         ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            503              733               23
 Redeemed .......................................         (1,486)          (1,579)              --
                                                   -------------    -------------         --------
 Net Increase (Decrease) ........................           (983)            (846)              23
                                                   =============    =============         ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Bear Stearns                 EQ/Bernstein
                                                   Small Company Growth (c)          Diversified Value
                                                  -------------------------- ---------------------------------
                                                       2005          2004          2005             2004
                                                  -------------- ----------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   31,649    $   (154)   $    (465,384)   $    (128,880)
 Net realized gain (loss) on investments ........      (11,537)          8        6,921,929        2,723,850
 Change in unrealized appreciation
  (depreciation) of investments .................       44,865       3,085         (529,627)      14,551,124
                                                    ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       64,977       2,939        5,926,918       17,146,094
                                                    ----------    --------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       39,517       5,507        1,092,427        1,765,585
  Transfers between funds including
   guaranteed interest
   account, net .................................    2,616,415     928,952           19,297        6,119,674
  Transfers for contract benefits and
   terminations .................................     (100,236)       (400)     (13,502,553)     (11,999,925)
  Contract maintenance charges ..................       (4,548)         --         (432,372)        (441,146)
                                                    ----------    --------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,551,148     934,059      (12,823,201)      (4,555,812)
                                                    ----------    --------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       22,053         153            9,937           11,143
                                                    ----------    --------    -------------    -------------
Increase (Decrease) in Net Assets ...............    2,638,178     937,151       (6,886,346)      12,601,425
Net Assets -- Beginning of Period ...............      937,151          --      160,145,261      147,543,836
                                                    ----------    --------    -------------    -------------
Net Assets -- End of Period .....................   $3,575,329    $937,151    $ 153,258,915    $ 160,145,261
                                                    ==========    ========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --          --               --               --
 Redeemed .......................................           --          --               --               --
                                                    ----------    --------    -------------    -------------
 Net Increase (Decrease) ........................           --          --               --               --
                                                    ==========    ========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          678         123            1,247            1,589
 Redeemed .......................................         (361)         --           (2,133)          (1,926)
                                                    ----------    --------    -------------    -------------
 Net Increase (Decrease) ........................          318         123             (886)            (337)
                                                    ==========    ========    =============    =============



                                                         EQ/Boston Advisors                 EQ/Calvert
                                                         Equity Income (c)             Socially Responsible
                                                  -------------------------------- ----------------------------
                                                        2005            2004            2005           2004
                                                  --------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    51,167     $    9,040       $  (12,585)    $ (13,129)
 Net realized gain (loss) on investments ........        70,229            521           86,176        74,061
 Change in unrealized appreciation
  (depreciation) of investments .................       340,872         14,228           (7,559)      (40,460)
                                                    -----------     ----------       ----------     ---------
 Net increase (decrease) in net assets from
  operations ....................................       462,268         23,789           66,032        20,472
                                                    -----------     ----------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        80,771         31,721            9,219        72,643
  Transfers between funds including
   guaranteed interest
   account, net .................................    11,131,403      1,463,313          166,127        37,473
  Transfers for contract benefits and
   terminations .................................      (458,842)       (15,013)         (47,973)      (85,359)
  Contract maintenance charges ..................       (20,973)          (621)          (2,598)       (2,291)
                                                    -----------     ----------       ----------     ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    10,732,359      1,479,400          124,775        22,466
                                                    -----------     ----------       ----------     ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        32,184          1,437           12,585        13,130
                                                    -----------     ----------       ----------     ---------
Increase (Decrease) in Net Assets ...............    11,226,811      1,504,626          203,392        56,068
Net Assets -- Beginning of Period ...............     1,504,626             --          974,498       918,430
                                                    -----------     ----------       ----------     ---------
Net Assets -- End of Period .....................   $12,731,437     $1,504,626       $1,177,890     $ 974,498
                                                    ===========     ==========       ==========     =========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               --            --
 Redeemed .......................................            --             --               --            --
                                                    -----------     ----------       ----------     ---------
 Net Increase (Decrease) ........................            --             --               --            --
                                                    ===========     ==========       ==========     =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,301            275               60            59
 Redeemed .......................................          (413)            (9)             (46)          (56)
                                                    -----------     ----------       ----------     ---------
 Net Increase (Decrease) ........................         1,888            266               14             3
                                                    ===========     ==========       ==========     =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian            EQ/Capital Guardian
                                                             Growth                      International
                                                  ----------------------------- -------------------------------
                                                       2005           2004            2005            2004
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (18,528)    $  (11,003)   $     69,707    $     40,561
 Net realized gain (loss) on investments ........       30,240        113,276       1,008,008         489,564
 Change in unrealized appreciation
  (depreciation) of investments .................       93,656        (63,562)      1,600,282       1,016,254
                                                    ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      105,368         38,711       2,677,997       1,546,379
                                                    ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,605          1,715         256,471         416,926
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,103,967       (204,139)      4,656,681       5,803,470
  Transfers for contract benefits and
   terminations .................................      (85,670)      (107,539)     (1,122,369)     (1,107,411)
  Contract maintenance charges ..................       (3,398)        (2,819)        (41,974)        (26,710)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,032,504       (312,782)      3,748,809       5,086,275
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       21,559         16,621          (5,924)         31,059
                                                    ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    1,159,431       (257,450)      6,420,882       6,663,713
Net Assets -- Beginning of Period ...............    1,097,091      1,354,541      14,426,450       7,762,737
                                                    ----------     ----------    ------------    ------------
Net Assets -- End of Period .....................   $2,256,522     $1,097,091    $ 20,847,332    $ 14,426,450
                                                    ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          108             36             727             829
 Redeemed .......................................          (18)           (64)           (399)           (305)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           90            (28)            328             524
                                                    ==========     ==========    ============    ============



                                                        EQ/Capital Guardian             EQ/Capital Guardian
                                                              Research                      U.S. Equity
                                                  -------------------------------- ------------------------------
                                                        2005             2004            2005           2004
                                                  ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (609,166)  $   (573,039)   $   (385,698)   $   (398,852)
 Net realized gain (loss) on investments ........       3,524,518      1,745,835       4,339,117       1,340,615
 Change in unrealized appreciation
  (depreciation) of investments .................          75,930      5,482,627      (2,195,625)      2,131,363
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       2,991,282      6,655,423       1,757,794       3,073,126
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         537,859        805,576         323,110         390,646
  Transfers between funds including
   guaranteed interest
   account, net .................................      (4,045,077)      (236,184)       (257,066)      5,175,205
  Transfers for contract benefits and
   terminations .................................      (6,696,429)    (5,355,886)     (3,023,814)     (2,957,748)
  Contract maintenance charges ..................        (223,327)      (238,473)       (105,547)       (106,997)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (10,426,974)    (5,024,967)     (3,063,317)      2,501,106
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (4,290)           166          (2,772)          3,575
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (7,439,982)     1,630,622      (1,308,295)      5,577,807
Net Assets -- Beginning of Period ...............      76,750,737     75,120,115      44,270,951      38,693,144
                                                   --------------   ------------    ------------    ------------
Net Assets -- End of Period .....................  $   69,310,755   $ 76,750,737    $ 42,962,656    $ 44,270,951
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              --              --
 Redeemed .......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................              --             --              --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             309            604             489           1,059
 Redeemed .......................................          (1,235)        (1,082)           (774)           (826)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (926)          (478)           (285)            233
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Caywood-Scholl               EQ/Equity
                                                   High Yield Bond (d)              500 Index
                                                  --------------------- ---------------------------------
                                                           2005               2005             2004
                                                  --------------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................      $   85,570        $    (226,687)   $     (13,433)
 Net realized gain (loss) on investments ........           5,289              697,319       (3,464,416)
 Change in unrealized appreciation
  (depreciation) of investments .................         (75,683)           3,679,646       16,926,774
                                                       ----------        -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................          15,176            4,150,278       13,448,925
                                                       ----------        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          55,333            1,680,158        1,930,671
  Transfers between funds including
   guaranteed interest
   account, net .................................       1,880,847          (10,045,002)      (3,954,821)
  Transfers for contract benefits and
   terminations .................................        (143,731)         (12,581,579)     (11,272,663)
  Contract maintenance charges ..................          (1,176)            (460,647)        (498,770)
                                                       ----------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       1,791,273          (21,407,070)     (13,795,583)
                                                       ----------        -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           8,534                5,314            5,281
                                                       ----------        -------------    -------------
Increase (Decrease) in Net Assets ...............       1,814,983           17,251,478          341,377
Net Assets -- Beginning of Period ...............              --          166,197,051      166,538,428
                                                       ----------        -------------    -------------
Net Assets -- End of Period .....................      $1,814,983        $ 148,945,573    $ 166,197,051
                                                       ==========        =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --                   --               --
 Redeemed .......................................              --                   --               --
                                                       ----------        -------------    -------------
 Net Increase (Decrease) ........................              --                   --               --
                                                       ==========        =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             207                  432              696
 Redeemed .......................................             (33)              (1,275)          (1,268)
                                                       ----------        -------------    -------------
 Net Increase (Decrease) ........................             174                 (843)            (572)
                                                       ==========        =============    =============



                                                    EQ/Evergreen
                                                   International           EQ/Evergreen                        EQ/FI
                                                      Bond (e)                 Omega                          Mid Cap
                                                  --------------- ------------------------------- --------------------------------
                                                        2005            2005            2004            2005             2004
                                                  --------------- --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $     (222)    $   (157,545)    $  (131,584)   $    4,677,345   $    659,476
 Net realized gain (loss) on investments ........          356          931,114          17,520         8,944,821      5,481,452
 Change in unrealized appreciation
  (depreciation) of investments .................         (520)        (554,500)        741,029       (10,052,529)     3,818,707
                                                    ----------     ------------     -----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................         (386)         219,069         626,965         3,569,637      9,959,635
                                                    ----------     ------------     -----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........           --           39,142         264,624           527,793      1,035,678
  Transfers between funds including
   guaranteed interest
   account, net .................................      213,647       (1,997,938)      3,346,103           825,278      2,850,265
  Transfers for contract benefits and
   terminations .................................       (1,363)        (911,965)       (683,487)       (5,181,749)    (4,630,376)
  Contract maintenance charges ..................         (196)         (29,919)        (32,142)         (188,047)      (184,524)
                                                    ----------     ------------     -----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      212,088       (2,900,680)      2,895,098        (4,016,725)      (928,957)
                                                    ----------     ------------     -----------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          222           26,656          30,024          (227,518)       (16,402)
                                                    ----------     ------------     -----------    --------------   ------------
Increase (Decrease) in Net Assets ...............     (211,924)      (2,654,955)      3,552,087          (674,606)     9,014,276
Net Assets -- Beginning of Period ...............           --       12,935,271       9,383,184        82,669,221     73,654,945
                                                    ----------     ------------     -----------    --------------   ------------
Net Assets -- End of Period .....................   $  211,924     $ 10,280,316     $12,935,271    $   81,994,615   $ 82,669,221
                                                    ==========     ============     ===========    ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --               --              --                --             --
 Redeemed .......................................           --               --              --                --             --
                                                    ----------     ------------     -----------    --------------   ------------
 Net Increase (Decrease) ........................           --               --              --                --             --
                                                    ==========     ============     ===========    ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           26              193             697             1,423          1,827
 Redeemed .......................................           (4)            (547)           (333)           (1,802)        (1,968)
                                                    -------------  ------------     -----------    --------------   ------------
 Net Increase (Decrease) ........................           22             (354)            364              (379)          (141)
                                                    ============   ============     ===========    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/GAMCO
                                                                EQ/FI                   Mergers and
                                                            Mid Cap Value            Acquisitions (d)
                                                  --------------------------------- ------------------
                                                        2005             2004              2005
                                                  ---------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   4,892,936    $   1,726,319       $  71,861
 Net realized gain (loss) on investments ........     15,436,145       13,926,306          10,794
 Change in unrealized appreciation
  (depreciation) of investments .................     (5,800,109)       6,831,397         (49,579)
                                                   -------------    -------------       ---------
 Net increase (decrease) in net assets from
  operations ....................................     14,528,972       22,484,022          33,076
                                                   -------------    -------------       ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,319,385        1,409,402           9,605
  Transfers between funds including
   guaranteed interest
   account, net .................................     (4,427,840)      (3,358,266)      5,634,487
  Transfers for contract benefits and
   terminations .................................    (11,782,860)     (11,718,404)        (10,179)
  Contract maintenance charges ..................       (438,749)        (439,553)           (430)
                                                   -------------    -------------       ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (15,330,064)     (14,106,821)      5,633,483
                                                   -------------    -------------       ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         18,208           20,264           8,093
                                                   -------------    -------------       ---------
Increase (Decrease) in Net Assets ...............       (782,884)       8,397,465       5,674,652
Net Assets -- Beginning of Period ...............    159,013,935      150,616,470              --
                                                   -------------    -------------       ---------
Net Assets -- End of Period .....................  $ 158,231,051    $ 159,013,935       $5,674,652
                                                   =============    =============       ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --
 Redeemed .......................................             --               --              --
                                                   -------------    -------------       ----------
 Net Increase (Decrease) ........................             --               --              --
                                                   =============    =============       ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,366            1,369             543
 Redeemed .......................................         (2,395)          (2,483)               (5)
                                                   -------------    -------------       ------------
 Net Increase (Decrease) ........................         (1,029)          (1,114)            538
                                                   =============    =============       ===========



                                                              EQ/GAMCO              EQ/International     EQ/Janus
                                                      Small Company Value (c)          Growth (d)     Large Cap Growth
                                                  -------------------------------- ------------------ ----------------
                                                        2005            2004              2005              2005
                                                  --------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets From Operations:
 Net investment income (loss) ...................   $   (46,592)     $    (542)        $   1,993       $   (325,543)
 Net realized gain (loss) on investments ........       773,181         43,224             4,312            296,486
 Change in unrealized appreciation
  (depreciation) of investments .................      (383,515)        41,981            34,215          1,211,114
                                                    -----------      ---------         ---------       ------------
 Net increase (decrease) in net assets from
  operations ....................................       343,074         84,663            40,520          1,182,057
                                                    -----------      ---------         ---------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       156,876         14,645            79,971            232,452
  Transfers between funds including
   guaranteed interest
   account, net .................................     8,791,590      2,201,732           506,575            149,555
  Transfers for contract benefits and
   terminations .................................      (590,491)        (8,561)          (11,463)        (1,632,779)
  Contract maintenance charges ..................       (18,512)          (456)             (315)           (44,893)
                                                    -----------      ---------         ---------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,339,463      2,207,360           574,768         (1,295,665)
                                                    -----------      ---------         ---------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        34,239          2,574             1,805            (13,833)
                                                    -----------      ---------         ---------       ------------
Increase (Decrease) in Net Assets ...............     8,716,776      2,294,597           617,093           (127,443)
Net Assets -- Beginning of Period ...............     2,294,597             --                --         22,133,123
                                                    -----------      ---------         ---------       ------------
Net Assets -- End of Period .....................   $11,011,373      $2,294,597        $ 617,093       $ 22,005,680
                                                    ===========      ==========        =========       ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --                --                 --
 Redeemed .......................................            --             --                --                 --
                                                    -----------      ----------        ---------       ------------
 Net Increase (Decrease) ........................            --             --                --                 --
                                                    ===========      ==========        =========       ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           544            106                69                550
 Redeemed .......................................          (172)              (4)            (15)              (767)
                                                    -----------      ------------      ---------       ------------
 Net Increase (Decrease) ........................           372            102                54               (217)
                                                    ===========      ===========       =========       ============



                                                     EQ/Janus
                                                    Large Cap
                                                      Growth
                                                  --------------
                                                       2004
                                                  --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (277,427)
 Net realized gain (loss) on investments ........    (1,095,015)
 Change in unrealized appreciation
  (depreciation) of investments .................     3,517,516
                                                   ------------
 Net increase (decrease) in net assets from
  operations ....................................     2,145,074
                                                   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       258,465
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,908,581)
  Transfers for contract benefits and
   terminations .................................    (1,352,980)
  Contract maintenance charges ..................       (43,620)
                                                   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,046,716)
                                                   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        22,207
                                                   ------------
Increase (Decrease) in Net Assets ...............      (879,435)
Net Assets -- Beginning of Period ...............    23,012,558
                                                   ------------
Net Assets -- End of Period .....................  $ 22,133,123
                                                   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --
 Redeemed .......................................            --
                                                   ------------
 Net Increase (Decrease) ........................            --
                                                   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           422
 Redeemed .......................................          (978)
                                                   ------------
 Net Increase (Decrease) ........................          (556)
                                                   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/JPMorgan                     EQ/JPMorgan
                                                             Core Bond                  Value Opportunities
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,200,186    $  1,244,901    $     10,956    $    (72,192)
 Net realized gain (loss) on investments ........       (69,024)        (88,297)        162,012        (513,252)
 Change in unrealized appreciation
  (depreciation) of investments .................      (736,576)         44,682         645,900       4,267,719
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       394,586       1,201,286         818,868       3,682,275
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       781,600         842,935         277,182         443,408
  Transfers between funds including
   guaranteed interest
   account, net .................................    14,453,748       2,734,489      (2,308,796)     (1,967,443)
  Transfers for contract benefits and
   terminations .................................    (5,449,553)     (3,813,729)     (4,520,322)
  Contract maintenance charges ..................      (141,525)       (120,300)       (126,532)       (141,318)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,644,270        (356,605)     (6,678,468)     (5,343,212)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,437           1,330          28,414          33,641
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    10,042,293         846,011      (5,831,186)     (1,627,296)
Net Assets -- Beginning of Period ...............    49,224,984      48,378,973      41,948,560      43,575,856
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 59,267,277    $ 49,224,984    $ 36,117,374    $ 41,948,560
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,770           1,335             156             217
 Redeemed .......................................        (1,071)         (1,366)           (664)           (649)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................           699             (31)           (508)           (432)
                                                   ============    ============    ============    ============



                                                             EQ/Lazard               EQ/Legg Mason       EQ/Long
                                                          Small Cap Value          Value Equity (e)   Term Bond (d)
                                                  ------------------------------- ------------------ --------------
                                                        2005            2004             2005             2005
                                                  --------------- --------------- ------------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,354,334    $  1,850,392       $   (870)        $   36,790
 Net realized gain (loss) on investments ........     5,945,564       3,480,338            878            (11,016)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,808,782)        512,664         12,244            (66,122)
                                                   ------------    ------------       --------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,491,116       5,843,394         12,252            (40,348)
                                                   ------------    ------------       --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       448,250       1,173,197             20             87,639
  Transfers between funds including
   guaranteed interest
   account, net .................................     1,321,146       8,960,341        649,750          3,328,329
  Transfers for contract benefits and
   terminations .................................    (4,295,618)     (3,369,091)       (11,303)          (117,375)
  Contract maintenance charges ..................      (128,404)       (118,053)          (376)            (2,988)
                                                   ------------    ------------       --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,654,626)      6,646,394        638,091          3,295,605
                                                   ------------    ------------       --------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,781           2,499          1,061             15,207
                                                   ------------    ------------       --------         ----------
Increase (Decrease) in Net Assets ...............    (1,161,729)     12,492,287        651,404          3,270,462
Net Assets -- Beginning of Period ...............    47,504,644      35,012,357             --                 --
                                                   ------------    ------------       --------         ----------
Net Assets -- End of Period .....................  $ 46,342,915    $ 47,504,644       $651,404         $3,270,462
                                                   ============    ============       ========         ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --             --                 --
 Redeemed .......................................            --              --             --                 --
                                                   ------------    ------------       --------         ----------
 Net Increase (Decrease) ........................            --              --             --                 --
                                                   ============    ============       ========         ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           901           1,384             62                472
 Redeemed .......................................        (1,057)           (954)            (1)              (146)
                                                   ------------    ------------       -----------      ----------
 Net Increase (Decrease) ........................          (156)            430             61                326
                                                   ============    ============       ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                   Growth and Income (d)   Large Cap Core (d)   Mid Cap Value (d)
                                                  ----------------------- -------------------- -------------------
                                                            2005                  2005                 2005
                                                  ----------------------- -------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................        $    419               $   (875)          $    9,536
 Net realized gain (loss) on investments ........           2,795                  3,549               32,799
 Change in unrealized appreciation
  (depreciation) of investments .................          17,643                 13,351              186,074
                                                         --------               --------           ----------
 Net increase (decrease) in net assets from
  operations ....................................          20,857                 16,025              228,409
                                                         --------               --------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          96,621                     --               31,111
  Transfers between funds including
   guaranteed interest
   account, net .................................         683,641                609,092            7,521,183
  Transfers for contract benefits and
   terminations .................................         (26,376)                (9,484)            (177,149)
  Contract maintenance charges ..................          (1,164)                  (561)              (5,397)
                                                         --------               --------           ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................         752,722                599,047            7,369,748
                                                         --------               --------           ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           3,421                  2,956               21,858
                                                         --------               --------           ----------
Increase (Decrease) in Net Assets ...............         777,000                618,028            7,620,014
Net Assets -- Beginning of Period ...............              --                     --                   --
                                                         --------               --------           ----------
Net Assets -- End of Period .....................        $777,000               $618,028           $7,620,014
                                                         ========               ========           ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --                     --                   --
 Redeemed .......................................              --                     --                   --
                                                         --------               --------           ----------
 Net Increase (Decrease) ........................              --                     --                   --
                                                         ========               ========           ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              82                     71                  780
 Redeemed .......................................              (9)                   (13)                 (98)
                                                         -----------            --------           ----------
 Net Increase (Decrease) ........................              73                     58                  682
                                                         ==========             ========           ==========



                                                            EQ/Marsico                       EQ/Mercury
                                                               Focus                     Basic Value Equity
                                                  ------------------------------- ---------------------------------
                                                        2005            2004            2005             2004
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (841,993)   $   (773,007)   $    (141,014)   $   1,212,501
 Net realized gain (loss) on investments ........     5,056,821       2,654,309       11,169,086        7,039,057
 Change in unrealized appreciation
  (depreciation) of investments .................     1,301,151       2,946,906       (9,181,971)       7,239,833
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     5,515,979       4,828,208        1,846,101       15,491,391
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       629,948         654,059        1,255,637        1,716,698
  Transfers between funds including
   guaranteed interest
   account, net .................................     9,292,452         784,276      (17,538,334)       4,103,795
  Transfers for contract benefits and
   terminations .................................    (4,200,923)     (4,001,647)     (14,843,578)     (13,498,302)
  Contract maintenance charges ..................      (161,564)       (153,923)        (493,953)        (535,736)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,559,913      (2,717,235)     (31,620,228)      (8,213,545)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     2,941,819           2,930           13,709           17,115
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     8,134,073       2,113,903      (29,760,418)       7,294,961
Net Assets -- Beginning of Period ...............    60,200,628      58,086,725      183,903,394      176,608,433
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 68,334,701    $ 60,200,628    $ 154,142,976    $ 183,903,394
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --               --
 Redeemed .......................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,354           1,153              520            1,167
 Redeemed .......................................          (971)         (1,377)          (2,119)          (1,601)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           383            (224)          (1,599)            (434)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                          EQ/MFS
                                                         International Value            Emerging Growth Companies
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  --------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    224,157     $   105,948      $  (1,432,384)   $  (1,585,087)
 Net realized gain (loss) on investments ........     1,753,381         519,151        (10,241,697)     (11,988,675)
 Change in unrealized appreciation
  (depreciation) of investments .................     4,119,605       9,259,830         18,666,905       25,504,516
                                                   ------------     -----------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     6,097,143       9,884,929          6,992,824       11,930,754
                                                   ------------     -----------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       691,366         884,267            818,721        1,231,887
  Transfers between funds including
   guaranteed interest
   account, net .................................     8,513,211       2,519,375        (11,894,529)      (9,707,453)
  Transfers for contract benefits and
   terminations .................................    (5,375,687)     (3,160,695)        (8,773,192)      (8,663,621)
  Contract maintenance charges ..................      (195,510)       (159,074)          (355,799)        (405,715)
                                                   ------------     -----------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,633,380          83,873        (22,204,799)      17,544,902
                                                   ------------     -----------      -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,109           1,036                324              813
                                                   ------------     -----------      -------------    -------------
Increase (Decrease) in Net Assets ...............     9,731,632       9,969,838        (13,211,651)      (5,613,335)
Net Assets -- Beginning of Period ...............    60,926,797      50,956,959        116,247,454      121,860,789
                                                   ------------     -----------      -------------    -------------
Net Assets -- End of Period .....................  $ 70,658,429     $60,926,797      $ 103,035,803    $ 116,247,454
                                                   ============     ===========      =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                 --               --
 Redeemed .......................................            --              --                 --               --
                                                   ------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................            --              --                 --               --
                                                   ============     ===========      =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,037             688                262              478
 Redeemed .......................................          (816)           (697)            (1,812)          (1,929)
                                                   ------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................           221              (9)            (1,550)          (1,451)
                                                   ============     ===========      =============    =============

                                                              EQ/MFS                          EQ/Money
                                                          Investors Trust                      Market
                                                  ------------------------------- ---------------------------------
                                                        2005            2004            2005             2004
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (140,994)   $   (139,008)   $   1,447,379    $  (1,006,754)
 Net realized gain (loss) on investments ........      (157,679)       (608,085)        (258,295)        (574,264)
 Change in unrealized appreciation
  (depreciation) of investments .................     1,066,938       2,184,909          321,582          555,369
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       768,265       1,437,816        1,510,666       (1,025,649)
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        81,764         136,094        3,394,777        5,673,757
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,347,474)       (361,190)      19,622,423        3,408,098
  Transfers for contract benefits and
   terminations .................................    (1,221,364)     (1,279,415)     (44,825,075)     (44,471,787)
  Contract maintenance charges ..................       (33,918)        (37,206)        (310,344)        (373,509)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,520,992)     (1,541,717)     (22,118,219)     (35,763,441)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         9,737          10,240            4,652            8,406
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (1,742,990)        (93,661)     (20,602,901)     (36,780,684)
Net Assets -- Beginning of Period ...............    15,970,530      16,064,191      137,677,779      174,458,463
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 14,227,540    $ 15,970,530    $ 117,074,878    $ 137,677,779
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              307              562
 Redeemed .......................................            --              --              413             (662)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --             (106)            (100)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           136             175            5,852            5,365
 Redeemed .......................................          (417)           (362)          (6,527)          (6,551)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................          (281)           (187)            (675)          (1,186)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Montag & Caldwell         EQ/PIMCO
                                                          Growth (c)          Real Return (d)
                                                  -------------------------- -----------------
                                                       2005          2004           2005
                                                  -------------- ----------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (7,498)    $   (24)     $  122,835
 Net realized gain (loss) on investments ........        5,011          --             236
 Change in unrealized appreciation
  (depreciation) of investments .................       41,258         969        (151,819)
                                                    ----------     -------      ----------
 Net increase (decrease) in net assets from
  operations ....................................       38,771         945         (28,748)
                                                    ----------     -------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       23,125      10,966         210,476
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,299,047      35,753       7,846,235
  Transfers for contract benefits and
   terminations .................................      (34,809)         --        (257,252)
  Contract maintenance charges ..................       (2,412)         --          (5,094)
                                                    ----------     -------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,284,951      46,719       7,794,365
                                                    ----------     -------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       10,605          72          21,776
                                                    ----------     -------      ----------
Increase (Decrease) in Net Assets ...............    1,334,327      47,736       7,787,393
Net Assets -- Beginning of Period ...............       47,736          --              --
                                                    ----------     -------      ----------
Net Assets -- End of Period .....................   $1,382,063     $47,736      $7,787,393
                                                    ==========     =======      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --          --              --
 Redeemed .......................................           --          --              --
                                                    ----------     -------      ----------
 Net Increase (Decrease) ........................           --          --              --
                                                    ==========     =======      ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          312          11             875
 Redeemed .......................................          (25)         --             (93)
                                                    ----------     -------      ----------
 Net Increase (Decrease) ........................          287          11             782
                                                    ==========     =======      ==========



                                                        EQ/Short                 EQ/Small                       EQ/TCW
                                                   Duration Bond (d)           Company Index                  Equity (c)
                                                  ------------------- ------------------------------- ---------------------------
                                                          2005              2005            2004           2005          2004
                                                  ------------------- --------------- --------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $    7,683       $   (116,526)   $    325,396     $  (18,618)    $   (286)
 Net realized gain (loss) on investments ........            748          3,518,277       1,758,539          5,664            1
 Change in unrealized appreciation
  (depreciation) of investments .................        (13,092)        (2,558,180)      3,276,757        162,520        6,035
                                                      ----------       ------------    ------------     ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................         (4,661)           843,571       5,360,692        149,566        5,750
                                                      ----------       ------------    ------------     ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         26,234            235,357         359,594         17,218        8,355
  Transfers between funds including
   guaranteed interest
   account, net .................................      2,695,849         (3,086,415)      3,840,927      1,504,788      346,121
  Transfers for contract benefits and
   terminations .................................       (427,632)        (2,777,198)     (2,422,047)       (84,462)        (829)
  Contract maintenance charges ..................           (800)          (103,153)       (108,657)        (3,411)         (17)
                                                      ----------       ------------    ------------     ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,993,651         (5,731,409)      1,669,817      1,434,133      353,630
                                                      ----------       ------------    ------------     ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         13,341              1,992           2,426         18,271          285
                                                      ----------       ------------    ------------     ----------     --------
Increase (Decrease) in Net Assets ...............      2,302,331         (4,885,847)      7,032,935      1,601,970      359,665
Net Assets -- Beginning of Period ...............             --         39,378,164      32,345,229        359,665           --
                                                      ----------       ------------    ------------     ----------     --------
Net Assets -- End of Period .....................     $2,302,331       $ 34,492,317    $ 39,378,164     $1,961,635     $359,665
                                                      ==========       ============    ============     ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                 --              --             --           --
 Redeemed .......................................             --                 --              --             --           --
                                                      ----------       ------------    ------------     ----------     --------
 Net Increase (Decrease) ........................             --                 --              --             --           --
                                                      ==========       ============    ============     ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            297                380           1,020            128           21
 Redeemed .......................................            (67)              (786)           (891)           (36)          --
                                                      ----------       ------------    ------------     ----------     --------
 Net Increase (Decrease) ........................            229               (406)            129             92           21
                                                      ==========       ============    ============     ==========     ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/UBS              EQ/Van Kampen
                                                      Growth and Income (c)       Comstock (d)
                                                  ----------------------------- ---------------
                                                       2005           2004            2005
                                                  -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    3,369     $    772       $   27,883
 Net realized gain (loss) on investments ........       16,172          644            3,685
 Change in unrealized appreciation
  (depreciation) of investments .................       53,436        2,178          211,413
                                                    ----------     --------       ----------
 Net increase (decrease) in net assets from
  operations ....................................       72,977        3,594          242,981
                                                    ----------     --------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       (6,210)      11,783              947
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,935,876      103,388        7,451,947
  Transfers for contract benefits and
   terminations .................................      (49,167)     (12,588)        (225,848)
  Contract maintenance charges ..................       (1,180)        (102)          (3,475)
                                                    ----------     --------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,879,319      102,481        7,223,571
                                                    ----------     --------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        9,684          140           17,948
                                                    ----------     --------       ----------
Increase (Decrease) in Net Assets ...............    1,961,980      106,215        7,484,500
Net Assets -- Beginning of Period ...............      106,215           --               --
                                                    ----------     --------       ----------
Net Assets -- End of Period .....................   $2,068,195     $106,215       $7,484,500
                                                    ==========     ========       ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --               --
 Redeemed .......................................           --           --               --
                                                    ----------     --------       ----------
 Net Increase (Decrease) ........................           --           --               --
                                                    ==========     ========       ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          419           23              752
 Redeemed .......................................          (68)          (3)             (38)
                                                    ----------     --------       ----------
 Net Increase (Decrease) ........................          351           20              714
                                                    ==========     ========       ==========

                                                                                   EQ/Van Kampen  EQ/Wells Fargo
                                                           EQ/Van Kampen              Mid Cap       Montgomery
                                                      Emerging Markets Equity       Growth (d)     Small Cap (d)
                                                  ------------------------------- -------------- ----------------
                                                        2005            2004           2005            2005
                                                  --------------- --------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (527,013)   $   (344,957)    $   (8,316)     $ 12,923
 Net realized gain (loss) on investments ........     8,734,011       1,458,292         46,212         3,950
 Change in unrealized appreciation
  (depreciation) of investments .................     9,501,750       8,379,780        106,402        (4,074)
                                                   ------------    ------------     ----------      --------
 Net increase (decrease) in net assets from
  operations ....................................    17,708,748       9,493,115        144,298        12,779
                                                   ------------    ------------     ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       695,534         539,127         12,443        24,826
  Transfers between funds including
   guaranteed interest
   account, net .................................    11,074,764       5,363,895      1,973,474       296,117
  Transfers for contract benefits and
   terminations .................................    (5,084,614)     (3,198,179)       (61,568)      (49,843)
  Contract maintenance charges ..................      (182,318)       (144,299)        (2,735)          (42)
                                                   ------------    ------------     ----------      --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,503,366       2,560,544      1,921,614       271,058
                                                   ------------    ------------     ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           906           1,167          8,196         1,452
                                                   ------------    ------------     ----------      --------
Increase (Decrease) in Net Assets ...............    24,213,020      12,054,826      2,074,108       285,311
Net Assets -- Beginning of Period ...............    55,955,005      43,900,179             --            --
                                                   ------------    ------------     ----------      --------
Net Assets -- End of Period .....................  $ 80,168,025    $ 55,955,005     $2,074,108      $285,311
                                                   ============    ============     ==========      ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --             --            --
 Redeemed .......................................            --              --             --            --
                                                   ------------    ------------     ----------      --------
 Net Increase (Decrease) ........................            --              --             --            --
                                                   ============    ============     ==========      ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,498           1,877            229            30
 Redeemed .......................................        (2,000)         (1,648)           (61)           (6)
                                                   ------------    ------------     ----------      --------
 Net Increase (Decrease) ........................           498             229            168            24
                                                   ============    ============     ==========      ========

-------
(a)   Commenced operations on February 13, 2004.
(b) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(c)   Commenced operations on October 25, 2004.
(d)   Commenced operations on May 9, 2005.
(e)   Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2005


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 66 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation ll
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value (7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap

----------------------

(1)  Formerly known as AXA Premier VIP Small/Mid Cap Growth
(2)  Formerly known as AXA Premier VIP Small/Mid Cap Value
(3)  Formerly known as EQ/Alliance Premier Growth
(4)  Formerly known as EQ/Enterprise Small Company Growth
(5)  Formerly known as EQ/Enterprise Equity Income
(6)  Formerly known as EQ/FI Small/Mid Cap Value
(7)  Formerly known as EQ/Enterprise Small Company Value
(8)  Formerly known as J.P. Morgan Core Bond
(9)  Formerly known as JP Morgan Value Opportunities
(10) Formerly known as EQ/Enterprise Growth
(11) Formerly known as EQ/Enterprise Equity
(12) Formerly known as EQ/Enterprise Growth and Income
(13) Formerly known as EQ/Emerging Markets Equity


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:


                                                   Purchases        Sales
                                                 ------------- --------------
AXA Aggressive Allocation ....................     5,604,129      1,071,794
AXA Conservative Allocation ..................     7,639,351      2,238,169
AXA Conservative Plus Allocation .............     9,375,611      2,660,248
AXA Moderate Allocation ......................    24,791,144     63,023,168
AXA Moderate Plus Allocation .................    22,086,991      3,689,895
AXA Premier VIP Aggressive Equity ............     2,142,886     11,542,333
AXA Premier VIP Core Bond ....................     7,455,058     12,474,741
AXA Premier VIP Health Care ..................     5,303,882      5,525,297
AXA Premier VIP High Yield ...................    19,217,015     28,045,037
AXA Premier VIP International Equity .........     5,325,921      4,419,242
AXA Premier VIP Large Cap Core Equity ........     1,182,252      2,278,801
AXA Premier VIP Large Cap Growth .............     2,660,119      4,516,062
AXA Premier VIP Large Cap Value ..............     8,860,387      6,962,588
AXA Premier VIP Small/Mid Cap Growth .........     5,126,360      5,587,422
AXA Premier VIP Small/Mid Cap Value ..........    10,084,463     13,731,287
AXA Premier VIP Technology ...................     4,322,498     12,943,968
EQ/Alliance Common Stock .....................    10,866,506    110,591,966
EQ/Alliance Growth & Income ..................    21,747,691     72,674,990
EQ/Alliance Intermediate Government Sec. .....    10,687,736     42,480,703
EQ/Alliance International ....................     9,780,964     23,382,394
EQ/Alliance Large Cap Growth .................     4,169,666     18,971,329
EQ/Alliance Quality Bond .....................     8,405,124      6,889,547
EQ/Alliance Small Cap Growth .................     4,804,137     21,057,188
EQ/Ariel Appreciation II .....................       241,991            243
EQ/Bears Stearns Small Company Growth ........     5,069,447      2,464,597
EQ/Bernstein Diversified Value ...............    14,001,633     24,116,285
EQ/Boston Advisors Equity Income .............    12,463,823      1,648,113
EQ/Calvert Socially Responsible ..............       508,534        344,421
EQ/Capital Guardian Growth ...................     1,236,418        200,883
EQ/Capital Guardian International ............     7,543,708      3,707,960
EQ/Capital Guardian Research .................     2,213,750     13,254,181
EQ/Capital Guardian U.S. Equity ..............     6,220,579      7,583,539
EQ/Caywood-Scholl High Yield Bond ............     2,203,871        318,493
EQ/Equity 500 Index ..........................     9,344,382     28,273,300
EQ/Evergreen International Bond ..............       253,641         41,553
EQ/Evergreen Omega ...........................     1,607,280      4,310,257
EQ/FI Mid Cap ................................    20,911,046     15,701,094
EQ/FI Small/Mid Cap Value ....................    26,851,523     27,522,535
EQ/GAMCO Mergers and Acquisitions ............     5,774,880         51,374
EQ/GAMCO Small Company Value .................    11,751,190      2,729,726
EQ/International Growth ......................       741,157        162,591
EQ/Janus Large Cap Growth ....................     2,727,866      4,362,909
EQ/JPMorgan Core Bond ........................    20,711,063      9,863,171
EQ/JPMorgan Value Opportunities ..............     1,821,360      8,486,480
EQ/Lazard Small Cap Value ....................    14,355,122     13,479,241
EQ/Legg Mason Value Equity ...................       649,943         11,661
EQ/Long Term Bond ............................     4,712,534      1,344,624
EQ/Lord Abbett Growth and Income .............       853,187         96,626

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


3. Purchases and Sales of Investments (Concluded)


                                                  Purchases       Sales
                                                ------------- -------------
EQ/Lord Abbett Large Cap Core ...............        728,752       127,623
EQ/Lord Abbett Mid Cap Value ................      7,911,765       510,623
EQ/Marsico Focus ............................     15,578,027    12,178,566
EQ/Mercury Basic Value Equity ...............     12,435,016    37,681,195
EQ/Mercury International Value ..............     12,325,057     8,466,410
EQ/MFS Emerging Growth Companies ............        806,119    22,442,978
EQ/MFS Investors Trust ......................        969,424     3,621,673
EQ/Money Market .............................    121,040,747   141,707,006
EQ/Montag & Caldwell Growth .................      1,399,025       110,967
EQ/PIMCO Real Return ........................      8,595,634       651,818
EQ/Short Duration Bond ......................      2,867,864       553,152
EQ/Small Company Index ......................      5,513,364     9,757,296
EQ/TCW Equity ...............................      1,950,430       516,644
EQ/UBS Growth and Income ....................      2,181,297       288,924
EQ/Van Kampen Comstock ......................      7,550,320       280,918
EQ/Van Kampen Emerging Market Equity ........     23,764,828    15,257,859
EQ/Van Kampen Mid Cap Growth ................      2,535,668       614,173
EQ/Wells Fargo Montgomery Small Cap .........        351,425        65,958

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


4. Expenses and Related Party Transactions (Concluded)

Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



----------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
----------------------------------------------------------------------------
                            EQ/Technology       AXA Premier VIP Technology
----------------------------------------------------------------------------
Shares -- Class B                9,264,482        4,556,436
Value -- Class B            $   37,725,040       37,725,040
Net Assets before merger    $   37,725,040      $ 9,542,558
Net Assets after merger                 --      $47,267,598
----------------------------------------------------------------------------



6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:



                                                                  Asset-based                    Current     Maximum
                                                Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                Expense Risks       Charge          Charge        Charge     Charge
                                               --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .............................   0.90%           0.25%            --             1.15%       1.15%
Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued after
  August 13, 2001 .................... .....   1.10%           0.35%            0.25%          1.70%       1.70%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


6. Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction

BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each
                                      contract date anniversary.



Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value

Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn that         account value
                                      exceed 15% of account value. The charge begins at
                                      7% and declines by 1% each year.

                                      High -- During the first nine contract years, a
                                      charge is deducted from amounts withdrawn that
                                      exceed 15% of account value. The charge begins at
                                      8% and declines by 1% beginning in the third
                                      contract year.

BaseBuilder benefit charge            Low 0.30%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                       0.20%                                                  Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Aggressive Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 11.50
         Highest contract charges 1.70% Class B (n)     $ 12.45
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.70
         Highest contract charges 1.70% Class B (n)     $ 11.72
         All contract charges                                --

AXA Conservative Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 10.57
         Highest contract charges 1.70% Class B (n)     $ 10.82
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.37
         Highest contract charges 1.70% Class B (n)     $ 10.74
         All contract charges                                --

AXA Conservative-Plus Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 10.76
         Highest contract charges 1.70% Class B (n)     $ 11.19
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.47
         Highest contract charges 1.70% Class B (n)     $ 11.02
         All contract charges                                --

AXA Moderate Allocation(b)(k)
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 50.07
  2004   1.15% Class A                                  $ 48.21
  2003   1.15% Class A                                  $ 44.75
  2002   1.15% Class A                                  $ 37.91
  2001   1.15% Class A                                  $ 43.83

AXA Moderate Allocation(b)(k)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 54.27
         Highest contract charges 1.70% Class B (d)     $ 42.61
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 52.05
         Highest contract charges 1.70% Class B (d)     $ 41.36
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 48.11
         Highest contract charges 1.70% Class B (d)     $ 38.70
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 40.59
         Highest contract charges 1.70% Class B (d)     $ 33.05
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 46.74
         Highest contract charges 1.70% Class B (d)     $ 38.52
         All contract charges                                --

AXA Moderate-Plus Allocation

  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 11.37
         Highest contract charges 1.70% Class B (n)     $ 12.28
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
  2005
                                                                 7.52%
                                                                 6.23%
                  602             6,817          5.87%             --
  2004             --                --            --            7.44%
                   --                --            --            6.30%
                  192          $  2,040          2.74%             --

AXA Conservative Allocation
  2005
                                                                 1.93%
                                                                 0.71%
                  939             9,761          4.51%             --
  2004             --                --            --            3.74%
                   --                --            --            2.64%
                  437          $  4,511          4.73%             --

AXA Conservative-Plus Allocation
  2005
                                                                 2.73%
                                                                 1.50%
                1,253            13,241          4.67%             --
  2004             --                --            --            4.93%
                   --                --            --            3.81%
                  635          $  6,596          4.57%             --

AXA Moderate Allocation(b)(k)
  2005            703          $ 35,188          2.28%           3.85%
  2004            778          $ 37,532          2.49%           7.74%
  2003            909          $ 40,667          2.21%          18.03%
  2002          1,013          $ 38,398          1.51%         (13.51)%
  2001            387          $ 16,962          3.81%          (5.51)%

AXA Moderate Allocation(b)(k)
  2005
                                                                 4.27%
                                                                 3.02%
                7,497           337,587          2.28%             --
  2004             --                --            --            8.18%
                   --                --            --            6.88%
                8,374          $365,310          2.49%             --
  2003             --                --            --           18.54%
                   --                --            --           17.10%
                9,104          $370,750          2.21%             --
  2002             --                --            --          (13.16)%
                   --                --            --          (14.21)%
                9,708          $336,760          1.51%             --
  2001             --                --            --           (5.28)%
                   --                --            --           (1.04)%
                5,678          $229,005          3.81%             --

AXA Moderate-Plus Allocation
  2005
                                                                 6.14%
                                                                 4.86%
                2,669            29,848          4.92%             --

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Moderate-Plus Allocation (Continued)

  2004   Lowest contract charges 0.50% Class B (n)      $ 10.71
         Highest contract charges 1.70% Class B (n)     $ 11.71
         All contract charges                                --

AXA Premier VIP Aggressive Equity
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 61.29
  2004   1.15% Class A                                  $ 57.16
  2003   1.15% Class A                                  $ 51.45
  2002   1.15% Class A                                  $ 37.75
  2001   1.15% Class A                                  $ 53.56

AXA Premier VIP Aggressive Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 68.25
         Highest contract charges 1.70% Class B (d)     $ 53.59
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 63.39
         Highest contract charges 1.70% Class B (d)     $ 50.38
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 56.83
         Highest contract charges 1.70% Class B (d)     $ 45.72
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 41.54
         Highest contract charges 1.70% Class B (d)     $ 33.82
         All contract charges
  2001   Lowest contract charges 0.50% Class B (a)      $ 58.69
         Highest contract charges 1.70% Class B (d)     $ 48.37
         All contract charges                                --

AXA Premier VIP Core Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 11.63
         Highest contract charge 1.70% Class B (f)      $ 11.08
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 11.49
         Highest contract charge 1.70% Class B (f)      $ 11.07
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 11.11
         Highest contract charge 1.70% Class B (f)      $ 10.84
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)       $ 10.76
         Highest contract charge 1.70% Class B (f)      $ 10.63
         All contract charges                                --

AXA Premier VIP Health Care
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 12.06
         Highest contract charge 1.70% Class B (f)      $ 11.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 11.33
         Highest contract charge 1.70% Class B (f)      $ 10.93
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 10.16
         Highest contract charge 1.70% Class B (f)      $  9.91
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
  2004             --                --            --         7.46%
                   --                --            --         6.32%
                1,006           $10,701          4.09%          --

AXA Premier VIP Aggressive Equity
  2005            270           $16,518            --         7.23%
  2004            320           $18,274            --        11.08%
  2003            387           $19,896            --        36.30%
  2002            453           $17,100          0.01%      (29.52)%
  2001            576           $30,851          0.35%      (25.85)%

AXA Premier VIP Aggressive Equity
  2005
                   --                --            --         7.66%
                   --                --            --         6.37%
                  658            38,064            --           --
  2004             --                --            --        11.54%
                   --                --            --        10.19%
                  770           $41,681            --           --
  2003             --                --            --        36.82%
                   --                --            --        35.19%
                  852           $41,680            --           --
  2002             --                --            --       (29.22)%
                   --                --            --       (30.09)%
                  901           $32,521          0.01%          --
  2001             --                --            --       (21.78)%
                   --                --            --        (3.53)%
                1,104           $56,840          0.35%          --

AXA Premier VIP Core Bond
  2005
                   --                --            --         1.24%
                   --                --            --         0.02%
                4,117            46,047          3.45%          --
  2004             --                --            --         3.37%
                   --                --            --         2.12%
                4,655           $51,923          3.67%          --
  2003             --                --            --         3.26%
                   --                --            --         1.98%
                4,850           $52,844          3.33%          --
  2002             --                --            --         5.39%
                   --                --            --         4.22%
                4,354           $46,418          5.86%          --

AXA Premier VIP Health Care
  2005
                   --                --            --         6.43%
                   --                --            --         5.15%
                1,418            16,462          5.18%          --
  2004             --                --            --        11.57%
                   --                --            --        10.22%
                1,500           $16,508          6.49%          --
  2003             --                --            --        27.48%
                   --                --            --        25.92%
                1,308           $13,030          1.19%          --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Premier VIP Health Care (Continued)
  2002   Lowest contract charge 0.50% Class B (f)       $  7.97
         Highest contract charge 1.70% Class B (f)      $  7.87
         All contract charges                                --

AXA Premier VIP High Yield
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 31.86
  2004   1.15% Class A                                  $ 31.20
  2003   1.15% Class A                                  $ 28.97
  2002   1.15% Class A                                  $ 23.85
  2001   1.15% Class A                                  $ 24.80

AXA Premier VIP High Yield
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 35.26
         Highest contract charges 1.70% Class B (d)     $ 28.00
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 34.38
         Highest contract charges 1.70% Class B (d)     $ 27.64
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 31.80
         Highest contract charges 1.70% Class B (d)     $ 25.87
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 26.08
         Highest contract charges 1.70% Class B (d)     $ 21.48
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 27.00
         Highest contract charges 1.70% Class B (d)     $ 22.51
         All contract charges                                --

AXA Premier VIP International Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 14.18
         Highest contract charge 1.70% Class B (f)      $ 13.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 12.35
         Highest contract charge 1.70% Class B (f)      $ 11.90
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 10.52
         Highest contract charge 1.70% Class B (f)      $ 10.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)       $  7.87
         Highest contract charge 1.70% Class B (f)      $  7.78
         All contract charges                                --

AXA Premier VIP Large Cap Core Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 11.39
         Highest contract charge 1.70% Class B (f)      $ 10.85
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.72
         Highest contract charge 1.70% Class B (f)      $ 10.34
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $  9.83
         Highest contract charge 1.70% Class B (f)      $  9.59
         All contract charges                                --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Premier VIP Health Care (Continued)
  2002             --                --            --           (19.41)%
                   --                --            --           (20.42)%
                  908          $  7,164            --               --

AXA Premier VIP High Yield
  2005            110          $  3,518          7.18%            2.13%
  2004            132          $  4,123          6.32%            7.69%
  2003            131          $  3,797          5.32%           21.47%
  2002             93          $  2,218          8.92%           (3.84)%
  2001            104          $  2,579         10.45%           (0.20)%

AXA Premier VIP High Yield
  2005
                   --                --            --             2.55%
                   --                --            --             1.31%
                3,191            94,122          7.18%              --
  2004             --                --            --             8.13%
                   --                --            --             6.82%
                3,675          $106,800          6.32%              --
  2003             --                --            --            21.93%
                   --                --            --            20.45%
                3,767          $102,272          5.32%              --
  2002             --                --            --            (3.41)%
                   --                --            --            (4.58)%
                3,455          $ 77,749          8.92%              --
  2001             --                --            --            (0.04)%
                   --                --            --            (1.24)%
                3,435          $ 81,118         10.45%              --

AXA Premier VIP International Equity
  2005
                   --                --            --            14.87%
                   --                --            --            13.48%
                1,608            21,954          7.47%              --
  2004             --                --            --            17.32%
                   --                --            --            15.90%
                1,633          $ 19,579          3.26%              --
  2003             --                --            --            33.72%
                   --                --            --            32.02%
                1,417          $ 14,629          0.72%              --
  2002             --                --            --           (18.61)%
                   --                --            --           (19.54)%
                  945          $  7,369            --               --

AXA Premier VIP Large Cap Core Equity
  2005
                   --                --            --             6.20%
                   --                --            --             4.92%
                  854             9,357          2.54%              --
  2004             --                --            --             9.13%
                   --                --            --             7.81%
                  973          $ 10,142          4.39%              --
  2003             --                --            --            27.50%
                   --                --            --            26.04%
                1,019          $  9,823          0.15%              --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                      Unit value
                                                     ------------
AXA Premier VIP Large Cap Core Equity (Continued)
  2002   Lowest contract charge 0.50% Class B (f)      $  7.71
         Highest contract charge 1.70% Class B (f)     $  7.61
         All contract charges
                        --
AXA Premier VIP Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 10.10
         Highest contract charge 1.70% Class B (f)     $  9.62
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $  9.44
         Highest contract charge 1.70% Class B (f)     $  9.10
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $  8.90
         Highest contract charge 1.70% Class B (f)     $  8.68
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  6.84
         Highest contract charge 1.70% Class B (f)     $  6.76
         All contract charges                               --

AXA Premier VIP Large Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 12.62
         Highest contract charge 1.70% Class B (f)     $ 12.02
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $ 11.84
         Highest contract charge 1.70% Class B (f)     $ 11.42
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $ 10.40
         Highest contract charge 1.70% Class B (f)     $ 10.15
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  7.98
         Highest contract charge 1.70% Class B (f)     $  7.88
         All contract charges                               --

AXA Premier VIP Mid Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 10.46
         Highest contract charge 1.70% Class B (f)     $  9.96
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $  9.70
         Highest contract charge 1.70% Class B (f)     $  9.35
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $  8.72
         Highest contract charge 1.70% Class B (f)     $  8.52
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  6.25
         Highest contract charge 1.70% Class B (f)     $  6.18
         All contract charges                               --

AXA Premier VIP Mid Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 12.73
         Highest contract charge 1.70% Class B (f)     $ 12.13
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $ 11.92
         Highest contract charge 1.70% Class B (f)     $ 11.49
         All contract charges                               --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Premier VIP Large Cap Core Equity (Continued)
-------------------------------------------------------------------------------
  2002             --                --            --           (22.59)%
                   --                --            --           (23.59)%
                  810           $ 6,177          0.36%              --
AXA Premier VIP Large Cap Growth
  2005
                   --                --            --             6.95%
                   --                --            --             5.67%
                1,677            16,297            --               --
  2004             --                --            --             6.13%
                   --                --            --             4.85%
                1,855           $17,016            --               --
  2003             --                --            --            30.12%
                   --                --            --            28.40%
                1,776           $15,491            --               --
  2002             --                --            --           (30.13)%
                   --                --            --           (30.88)%
                1,317           $ 8,928            --               --

AXA Premier VIP Large Cap Value
  2005
                   --                --            --             6.56%
                   --                --            --             5.28%
                1,819            22,104          5.12%              --
  2004             --                --            --            13.85%
                   --                --            --            12.48%
                1,724           $19,852          7.18%              --
  2003             --                --            --            30.33%
                   --                --            --            28.81%
                1,563           $15,952          2.07%              --
  2002             --                --            --           (18.82)%
                   --                --            --           (19.84)%
                1,442           $11,400          0.69%              --

AXA Premier VIP Mid Cap Growth
  2005
                   --                --            --             7.84%
                   --                --            --             6.55%
                2,393            24,089         12.97%              --
  2004             --                --            --            11.17%
                   --                --            --             9.83%
                2,748           $25,891          1.76%              --
  2003             --                --            --            39.52%
                   --                --            --            37.86%
                2,795           $23,920          1.76%              --
  2002             --                --            --           (36.61)%
                   --                --            --           (37.26)%
                1,766           $10,935            --               --

AXA Premier VIP Mid Cap Value
  2005
                   --                --            --             6.81%
                   --                --            --             5.53%
                2,164            26,520         19.86%              --
  2004             --                --            --            14.61%
                   --                --            --            13.23%
                2,950           $34,188          6.05%              --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Premier VIP Mid Cap Value (Continued)
  2003   Lowest contract charge 0.50% Class B (f)      $  10.40
         Highest contract charge 1.70% Class B (f)     $  10.15
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)      $   7.43
         Highest contract charge 1.70% Class B (f)     $   7.34
         All contract charges                                --

AXA Premier VIP Technology(o)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $  10.36
         Highest contract charge 1.70% Class B (f)     $   9.87
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)      $   9.36
         Highest contract charge 1.70% Class B (f)     $   9.02
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)      $   8.96
         Highest contract charge 1.70% Class B (f)     $   8.74
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)      $   5.71
         Highest contract charge 1.70% Class B (f)     $   5.64
         All contract charges                                --

EQ/Alliance Common Stock
         Unit Value 1.15%*
  2005   1.15% Class A                                 $ 266.03
  2004   1.15% Class A                                 $ 257.37
  2003   1.15% Class A                                 $ 227.59
  2002   1.15% Class A                                 $ 153.56
  2001   1.15% Class A                                 $ 232.44

EQ/Alliance Common Stock
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)     $ 316.20
         Highest contract charges 1.70% Class B (d)    $ 219.99
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)     $ 304.68
         Highest contract charges 1.70% Class B (d)    $ 214.55
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)     $ 268.33
         Highest contract charges 1.70% Class B (d)    $ 191.26
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)     $ 180.32
         Highest contract charges 1.70% Class B (d)    $ 130.09
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)     $ 271.84
         Highest contract charges 1.70% Class B (d)    $ 198.52
         All contract charges                                --

EQ/Alliance Growth and Income
         Unit Value 1.15%*
  2005   1.15% Class A                                 $  30.84
  2004   1.15% Class A                                 $  29.50
  2003   1.15% Class A                                 $  26.48
  2002   1.15% Class A                                 $  20.49
  2001   1.15% Class A                                 $  26.26

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Mid Cap Value (Continued)
  2003             --                --            --           39.95%
                   --                --            --           38.27%
                2,491          $ 25,413          0.75%             --
  2002             --                --            --          (23.64)%
                   --                --            --          (24.49)%
                1,819          $ 13,389            --              --

AXA Premier VIP Technology(o)
  2005
                   --                --            --           10.71%
                   --                --            --            9.38%
                4,223            42,059            --              --
  2004             --                --            --            4.46%
                   --                --            --            3.20%
                5,125          $ 46,563          1.09%             --
  2003             --                --            --           56.92%
                   --                --            --           54.96%
                1,064          $  9,352          4.93%             --
  2002             --                --            --          (44.02)%
                   --                --            --          (44.65)%
                  344          $  1,941            --              --

EQ/Alliance Common Stock
  2005            322          $ 85,655          0.81%           3.36%
  2004            407          $104,744          0.97%          13.09%
  2003            498          $113,310          1.34%          48.21%
  2002            560          $ 85,993          0.05%         (33.94)%
  2001            748          $173,865          2.20%         (11.55)%

EQ/Alliance Common Stock
  2005
                   --                --            --            3.78%
                   --                --            --            2.53%
                2,036           495,374          0.81%             --
  2004             --                --            --           13.55%
                   --                --            --           12.18%
                2,356          $558,043          0.97%             --
  2003             --                --            --           48.81%
                   --                --            --           47.02%
                2,585          $543,840          1.34%             --
  2002             --                --            --          (33.67)%
                   --                --            --          (34.48)%
                2,775          $395,966          0.05%             --
  2001             --                --            --           (9.43)%
                   --                --            --           (5.22)%
                3,282          $714,043          2.20%             --

EQ/Alliance Growth and Income
  2005          1,397          $ 43,091          3.86%           4.55%
  2004          1,692          $ 49,898          1.40%          11.38%
  2003          2,039          $ 54,010          1.08%          29.23%
  2002          2,361          $ 48,377          1.16%         (21.98)%
  2001          2,922          $ 76,732          0.84%          (2.45)%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance Growth and Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 32.70
         Highest contract charges 1.70% Class B (d)     $ 28.19
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 31.15
         Highest contract charges 1.70% Class B (d)     $ 27.18
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 27.85
         Highest contract charges 1.70% Class B (d)     $ 24.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 21.46
         Highest contract charges 1.70% Class B (d)     $ 19.19
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 27.40
         Highest contract charges 1.70% Class B (d)     $ 24.79
         All contract charges                                --

EQ/Alliance Intermediate Government Securities
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 19.61
  2004   1.15% Class A                                  $ 19.55
  2003   1.15% Class A                                  $ 19.35
  2002   1.15% Class A                                  $ 19.12
  2001   1.15% Class A                                  $ 17.76

EQ/Alliance Intermediate Government Securities
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 21.14
         Highest contract charges 1.70% Class B (d)     $ 17.67
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 20.98
         Highest contract charges 1.70% Class B (d)     $ 17.76
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 20.69
         Highest contract charges 1.70% Class B (d)     $ 17.72
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 20.36
         Highest contract charges 1.70% Class B (d)     $ 17.65
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 18.84
         Highest contract charges 1.70% Class B (d)     $ 16.54
         All contract charges                                --

EQ/Alliance International (j) (m)
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 15.81
  2004   1.15% Class A                                  $ 13.84
  2003   1.15% Class A                                  $ 11.82
  2002   1.15% Class A                                  $  8.83
  2001   1.15% Class A                                  $  9.91

EQ/Alliance International (j) (m)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 16.58
         Highest contract charges 1.70% Class B (d)     $ 14.55
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income
  2005
                    --               --            --            4.98%
                    --               --            --            3.71%
                12,570          366,624          3.86%             --
  2004              --               --            --           11.83%
                    --               --            --           10.48%
                14,430         $404,887          1.40%             --
  2003              --               --            --           29.80%
                    --               --            --           28.18%
                16,140         $408,824          1.08%             --
  2002              --               --            --          (21.68)%
                    --               --            --          (22.60)%
                17,883         $352,335          1.16%             --
  2001              --               --            --            0.51%
                    --               --            --           (4.17)%
                18,876         $479,870          0.84%             --

EQ/Alliance Intermediate Government Securities
  2005             293         $  5,747          3.15%           0.33%
  2004             354         $  6,917          2.75%           1.02%
  2003             460         $  8,893          3.27%           1.20%
  2002           1,043         $ 19,942          5.01%           7.66%
  2001             641         $ 11,384          5.10%           6.86%

EQ/Alliance Intermediate Government Securities
  2005
                    --               --            --            0.73%
                    --               --            --           -0.48%
                 7,156          130,692          3.15%             --
  2004              --               --            --            1.43%
                    --               --            --            0.21%
                 8,965         $164,292          2.75%             --
  2003              --               --            --            1.61%
                    --               --            --            0.41%
                11,443         $208,796          3.27%             --
  2002              --               --            --            8.06%
                    --               --            --            6.71%
                15,412         $279,403          5.01%             --
  2001              --               --            --            6.58%
                    --               --            --            1.56%
                 9,927         $168,636          5.10%             --

EQ/Alliance International (j) (m)
  2005           1,271         $ 20,101          1.49%          14.25%
  2004           1,509         $ 20,882          1.85%          17.11%
  2003           1,843         $ 21,775          1.80%          33.86%
  2002           1,978         $ 17,465            --          (10.90)%
  2001             816         $  8,087          1.65%         (23.76)%

EQ/Alliance International (j) (m)
  2005
                    --               --            --           14.72%
                    --               --            --           13.34%
                10,144          151,869          1.49%             --

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance International (j) (m) (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.45
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.29
         Highest contract charges 1.70% Class B (d)     $ 11.05
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.14
         Highest contract charges 1.70% Class B (d)     $  8.32
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.22
         Highest contract charges 1.70% Class B (d)     $  9.41
         All contract charges                                --

EQ/Alliance Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  7.55
         Highest contract charges 1.70% Class B (d)     $  6.96
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  6.60
         Highest contract charges 1.70% Class B (d)     $  6.16
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  6.12
         Highest contract charges 1.70% Class B (d)     $  5.78
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  4.99
         Highest contract charges 1.70% Class B (d)     $  4.77
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  7.29
         Highest contract charges 1.70% Class B (d)     $  7.05
         All contract charges                                --

EQ/Alliance Quality Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 17.77
         Highest contract charges 1.70% Class B (f)     $ 15.31
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 17.51
         Highest contract charges 1.70% Class B (f)     $ 15.27
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 16.96
         Highest contract charges 1.70% Class B (f)     $ 14.97
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 16.46
         Highest contract charges 1.70% Class B (f)     $ 14.71
         All contract charges                                --

EQ/Alliance Small Cap Growth (i)
-------------------------------------------------------------------
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 17.56
  2004   1.15% Class A                                  $ 15.89
  2003   1.15% Class A                                  $ 14.06
  2002   1.15% Class A                                  $ 10.07
  2001   1.15% Class A                                  $ 14.57

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance International (j) (m) (Continued)
  2004              --               --            --           17.58%
                    --               --            --           16.17%
                10,920         $143,903          1.85%             --
  2003              --               --            --           34.47%
                    --               --            --           32.81%
                11,827         $133,838          1.80%             --
  2002              --               --            --          (10.57)%
                    --               --            --          (11.59)%
                11,380         $ 96,673            --              --
  2001              --               --            --          (22.79)%
                    --               --            --           (4.18)%
                 2,236         $ 21,452          1.65%             --

EQ/Alliance Large Cap Growth
  2005
                    --               --            --           14.36%
                    --               --            --           12.98%
                14,003           99,105            --              --
  2004              --               --            --            7.84%
                    --               --            --            6.54%
                16,193         $101,176            --              --
  2003              --               --            --           22.65%
                    --               --            --           21.19%
                19,266         $112,705            --              --
  2002              --               --            --          (31.55)%
                    --               --            --          (32.35)%
                21,871         $105,934            --              --
  2001              --               --            --          (20.70)%
                    --               --            --           (7.60)%
                26,235         $186,351          0.01%             --

EQ/Alliance Quality Bond
  2005
                    --               --            --            1.49%
                    --               --            --            0.27%
                 1,582           25,077          3.87%             --
  2004              --               --            --            3.23%
                    --               --            --            1.98%
                 1,526         $ 24,056          4.05%             --
  2003              --               --            --            3.03%
                    --               --            --            1.77%
                 1,523         $ 23,461          2.77%             --
  2002              --               --            --            5.92%
                    --               --            --            4.70%
                 1,469         $ 22,156          7.12%             --

EQ/Alliance Small Cap Growth (i)
  2005             365         $  6,412            --           10.50%
  2004             358         $  5,682            --           12.96%
  2003             402         $  5,658            --           39.62%
  2002             428         $  4,310            --          (30.88)%
  2001             497         $  7,241          1.13%         (14.04)%

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance Small Cap Growth (i)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 18.20
         Highest contract charges 1.70% Class B (d)     $ 16.39
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 16.41
         Highest contract charges 1.70% Class B (d)     $ 14.95
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 14.47
         Highest contract charges 1.70% Class B (d)     $ 13.34
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.32
         Highest contract charges 1.70% Class B (d)     $  9.63
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 14.86
         Highest contract charges 1.70% Class B (d)     $ 14.04
         All contract charges                                --

EQ/Ariel Appreciation II
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.38
         Highest contract charges 1.70% Class B (r)     $ 10.35
         All contract charges                                --

EQ/Bear Stearns Small Company Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  8.59
         Highest contract charges 1.70% Class B (p)     $  7.89
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  8.04
         Highest contract charges 1.70% Class B (p)     $  7.46
         All contract charges                                --

EQ/Bernstein Diversified Value (c)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 16.05
         Highest contract charges 1.70% Class B (d)     $ 14.57
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.30
         Highest contract charges 1.70% Class B (d)     $ 14.06
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.56
         Highest contract charges 1.70% Class B (d)     $ 12.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.58
         Highest contract charges 1.70% Class B (d)     $  9.96
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 12.31
         Highest contract charges 1.70% Class B (d)     $ 11.73
         All contract charges                                --

EQ/Boston Advisors Equity Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  6.30
         Highest contract charges 1.70% Class B (p)     $  5.78
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  5.96
         Highest contract charges 1.70% Class B (p)     $  5.54
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (i)
  2005
                    --               --            --           10.95%
                    --               --            --            9.62%
                 6,419          107,631            --              --
  2004              --               --            --           13.41%
                    --               --            --           12.05%
                 7,402         $112,923            --              --
  2003              --               --            --           40.21%
                    --               --            --           38.54%
                 8,248         $112,020            --              --
  2002              --               --            --          (30.55)%
                    --               --            --          (31.42)%
                 8,515         $ 83,261            --              --
  2001              --               --            --           (6.61)%
                    --               --            --           (1.81)%
                 7,897         $112,407          1.13%             --

EQ/Ariel Appreciation II
  2005
                    --               --            --            3.83%
                    --               --            --            3.54%
                    23              244          0.74%             --

EQ/Bear Stearns Small Company Growth
  2005
                    --               --            --            6.95%
                    --               --            --            5.67%
                   441            3,552          3.12%             --
  2004              --               --            --           14.09%
                    --               --            --           13.83%
                   123         $    937            --              --

EQ/Bernstein Diversified Value (c)
  2005
                    --               --            --            4.91%
                    --               --            --            3.65%
                10,260          153,051          3.14%             --
  2004              --               --            --           12.88%
                    --               --            --           11.52%
                11,146         $159,958          1.99%             --
  2003              --               --            --           28.17%
                    --               --            --           26.51%
                11,483         $147,389          1.34%             --
  2002              --               --            --          (14.05)%
                    --               --            --          (15.09)%
                11,295         $114,230          1.40%             --
  2001              --               --            --           (1.89)%
                    --               --            --           (1.18)%
                 8,329         $ 99,123          1.45%             --

EQ/Boston Advisors Equity Income
  2005
                    --               --            --            5.62%
                    --               --            --            4.35%
                 2,154           12,697            --              --
  2004              --               --            --            9.05%
                    --               --            --            8.80%
                   266         $  1,503          3.48%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Calvert Socially Responsible
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.20
         Highest contract charges 1.70% Class B (e)     $  8.51
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (e)      $  8.50
         Highest contract charges 1.70% Class B (e)     $  7.96
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (e)      $  8.25
         Highest contract charges 1.70% Class B (e)     $  7.82
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (e)      $  6.48
         Highest contract charges 1.70% Class B (e)     $  6.22
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (e)      $  8.85
         Highest contract charges 1.70% Class B (e)     $  8.60
         All contract charges                                --

EQ/Capital Guardian Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 13.33
         Highest contract charges 1.70% Class B (f)     $ 12.00
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 12.75
         Highest contract charges 1.70% Class B (f)     $ 11.62
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 12.14
         Highest contract charges 1.70% Class B (f)     $ 11.20
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $  9.84
         Highest contract charges 1.70% Class B (f)     $  9.19
         All contract charges                                --

EQ/Capital Guardian International
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 13.07
         Highest contract charges 1.70% Class B (f)     $ 12.06
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 11.22
         Highest contract charges 1.70% Class B (f)     $ 10.47
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $  9.92
         Highest contract charges 1.70% Class B (f)     $  9.38
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $  7.52
         Highest contract charges 1.70% Class B (f)     $  7.19
         All contract charges                                --

EQ/Capital Guardian Research (l)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.52
         Highest contract charges 1.70% Class B (d)     $ 11.55
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.87
         Highest contract charges 1.70% Class B (d)     $ 11.08
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
  2005
                   --                --            --            8.20%
                   --                --            --            6.90%
                  130             1,125          4.09%             --
  2004             --                --            --            3.07%
                   --                --            --            1.83%
                  116           $   939            --              --
  2003             --                --            --           27.31%
                   --                --            --           25.72%
                  113           $   897            --              --
  2002             --                --            --          (26.78)%
                   --                --            --          (27.68)%
                  105           $   655            --              --
  2001             --                --            --            2.89%
                   --                --            --            2.48%
                   19           $   165            --              --

EQ/Capital Guardian Growth
  2005
                   --                --            --            4.58%
                   --                --            --            3.33%
                  179             2,194          0.21%             --
  2004             --                --            --            5.01%
                   --                --            --            3.74%
                   89           $ 1,059          0.48%             --
  2003             --                --            --           23.38%
                   --                --            --           21.87%
                  117           $ 1,335          0.16%             --
  2002             --                --            --          (25.85)%
                   --                --            --          (26.66)%
                   52           $   489          0.28%             --

EQ/Capital Guardian International
  2005
                   --                --            --           16.54%
                   --                --            --           15.14%
                1,659            20,675          1.77%             --
  2004             --                --            --           13.04%
                   --                --            --           11.68%
                1,331           $14,271          1.70%             --
  2003             --                --            --           31.91%
                   --                --            --           30.46%
                  807           $ 7,656          1.58%             --
  2002             --                --            --          (14.55)%
                   --                --            --          (15.61)%
                  348           $ 2,524          2.20%             --

EQ/Capital Guardian Research (l)
  2005
                   --                --            --            5.53%
                   --                --            --            4.26%
                5,839            68,872          0.53%             --
  2004             --                --            --           10.35%
                   --                --            --            9.02%
                6,765           $76,328          0.61%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Capital Guardian Research (l) (Continued)
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.76
         Highest contract charges 1.70% Class B (d)     $ 10.16
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  8.22
         Highest contract charges 1.70% Class B (d)     $  7.86
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.97
         Highest contract charges 1.70% Class B (d)     $ 10.62
         All contract charges                                --

EQ/Capital Guardian U.S. Equity (h)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.28
         Highest contract charges 1.70% Class B (d)     $ 11.33
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.65
         Highest contract charges 1.70% Class B (d)     $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.71
         Highest contract charges 1.70% Class B (d)     $ 10.12
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.89
         Highest contract charges 1.70% Class B (d)     $  7.55
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.39
         Highest contract charges 1.70% Class B (d)     $ 10.06
         All contract charges                                --

EQ/Caywood-Scholl High Yield Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.46
         Highest contract charges 1.70% Class B (q)     $ 10.37
         All contract charges                                --

EQ/Equity 500 Index
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 29.22
         Highest contract charges 1.70% Class B (d)     $ 25.31
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 28.13
         Highest contract charges 1.70% Class B (d)     $ 24.66
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 25.65
         Highest contract charges 1.70% Class B (d)     $ 22.76
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 20.16
         Highest contract charges 1.70% Class B (d)     $ 18.11
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 26.11
         Highest contract charges 1.70% Class B (d)     $ 23.74
         All contract charges                                --

EQ/Evergreen International Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $  9.77
         Highest contract charges 1.70% Class B (r)     $  9.74
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (l) (Continued)
  2003             --                --            --           30.90%
                   --                --            --           29.26%
                7,243          $ 74,735          0.42%             --
  2002             --                --            --          (25.07)%
                   --                --            --          (25.99)%
                7,687          $ 61,160          0.50%             --
  2001             --                --            --            0.28%
                   --                --            --           (0.52)%
                  761          $  8,134          0.24%             --

EQ/Capital Guardian U.S. Equity (h)
  2005
                   --                --            --            5.43%
                   --                --            --            4.17%
                3,715            42,838          5.46%             --
  2004             --                --            --            8.78%
                   --                --            --            7.47%
                4,000          $ 44,150          0.48%             --
  2003             --                --            --           35.73%
                   --                --            --           34.02%
                3,767          $ 38,585          0.32%             --
  2002             --                --            --          (24.06)%
                   --                --            --          (24.96)%
                2,882          $ 21,951          0.51%             --
  2001             --                --            --            0.29%
                   --                --            --           (1.08)%
                1,152          $ 11,661          0.36%             --

EQ/Caywood-Scholl High Yield Bond
  2005
                   --                --            --            4.56%
                   --                --            --            3.72%
                  174          $  1,807         13.63%             --

EQ/Equity 500 Index
  2005
                   --                --            --            3.88%
                   --                --            --            2.63%
                5,668           148,550          3.00%             --
  2004             --                --            --            9.68%
                   --                --            --            8.36%
                6,511          $165,823          1.38%             --
  2003             --                --            --           27.21%
                   --                --            --           25.68%
                7,083          $166,206          1.27%             --
  2002             --                --            --          (22.79)%
                   --                --            --          (23.72)%
                7,353          $136,951          0.91%             --
  2001             --                --            --          (10.08)%
                   --                --            --           (3.86)%
                7,629          $185,741          0.83%             --

EQ/Evergreen International Bond
  2005
                   --                --            --           -2.31%
                   --                --            --           -2.59%
                   22               212            --              --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Evergreen Omega
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  9.07
         Highest contract charges 1.70% Class B (d)     $  8.33
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  8.77
         Highest contract charges 1.70% Class B (d)     $  8.15
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  8.23
         Highest contract charges 1.70% Class B (d)     $  7.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  5.99
         Highest contract charges 1.70% Class B (d)     $  5.70
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  7.92
         Highest contract charges 1.70% Class B (d)     $  7.64
         All contract charges                                --

EQ/FI Mid Cap
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.23
         Highest contract charges 1.70% Class B (d)     $ 11.47
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.56
         Highest contract charges 1.70% Class B (d)     $ 10.97
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.01
         Highest contract charges 1.70% Class B (d)     $  9.62
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.01
         Highest contract charges 1.70% Class B (d)     $  6.81
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  8.64
         Highest contract charges 1.70% Class B (d)     $  8.50
         All contract charges                                --

EQ/FI Mid Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 17.04
         Highest contract charges 1.70% Class B (d)     $ 15.34
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.38
         Highest contract charges 1.70% Class B (d)     $ 14.02
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.12
         Highest contract charges 1.70% Class B (d)     $ 12.10
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.89
         Highest contract charges 1.70% Class B (d)     $  9.24
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 11.66
         Highest contract charges 1.70% Class B (d)     $ 11.02
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
  2005
                    --               --            --            3.44%
                    --               --            --            2.20%
                 1,194           10,128          2.91%             --
  2004              --               --            --            6.51%
                    --               --            --            5.22%
                 1,548         $ 12,815          0.31%             --
  2003              --               --            --           37.40%
                    --               --            --           35.94%
                 1,184         $  9,300            --              --
  2002              --               --            --          (24.37)%
                    --               --            --          (25.40)%
                   834         $  4,799            --              --
  2001              --               --            --          (14.95)%
                    --               --            --           (3.10)%
                   537         $  4,131          0.01%             --

EQ/FI Mid Cap
  2005
                    --               --            --            5.84%
                    --               --            --            4.56%
                 7,030           81,842         13.24%             --
  2004              --               --            --           15.45%
                    --               --            --           14.06%
                 7,409         $ 82,301          6.20%             --
  2003              --               --            --           42.80%
                    --               --            --           41.26%
                 7,550         $ 73,326            --              --
  2002              --                                         (18.87)%
                    --                                         (19.89)%
                 6,335                                             --
  2001              --               --            --          (10.50)%
                    --               --            --           (3.69)%
                 3,310         $ 28,214          0.19%             --

EQ/FI Mid Cap Value
  2005
                    --               --            --           10.77%
                    --               --            --            9.44%
                10,049          158,052         10.69%             --
  2004              --               --            --           17.26%
                    --               --            --           15.84%
                11,078         $158,871          9.30%             --
  2003              --               --            --           32.65%
                    --               --            --           30.94%
                12,192         $150,515          0.37%             --
  2002              --               --            --          (15.18)%
                    --               --            --          (16.15)%
                12,999         $122,134          0.57%             --
  2001              --               --            --            6.89%
                    --               --            --           (2.28)%
                 8,376         $ 93,606          0.80%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/GAMCO Mergers and Acquisitions
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 10.56
         Highest contract charges 1.70% Class B (r)     $ 10.48
         All contract charges                                --

EQ/GAMCO Small Company Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $ 27.24
         Highest contract charges 1.70% Class B (p)     $ 22.05
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $ 26.24
         Highest contract charges 1.70% Class B (p)     $ 21.50
         All contract charges                                --

EQ/International Growth
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 11.56
         Highest contract charges 1.70% Class B (r)     $ 11.47
         All contract charges                                --

EQ/Janus Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  6.67
         Highest contract charges 1.70% Class B (d)     $  6.26
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  6.25
         Highest contract charges 1.70% Class B (d)     $  5.93
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  5.60
         Highest contract charges 1.70% Class B (d)     $  5.38
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  4.47
         Highest contract charges 1.70% Class B (d)     $  4.35
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  6.45
         Highest contract charges 1.70% Class B (d)     $  6.35
         All contract charges                                --

EQ/JPMorgan Core Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 14.95
         Highest contract charges 1.70% Class B (f)     $ 13.57
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 14.70
         Highest contract charges 1.70% Class B (f)     $ 13.50
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 14.19
         Highest contract charges 1.70% Class B (f)     $ 13.20
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 13.80
         Highest contract charges 1.70% Class B (f)     $ 12.99
         All contract charges                                --

EQ/JPMorgan Value Opportunities
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 14.58
         Highest contract charges 1.70% Class B (d)     $ 13.12
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions
  2005
                   --                --            --            5.64%
                   --                --            --            4.79%
                  538             5,667          4.81%             --

EQ/GAMCO Small Company Value
  2005
                   --                --            --            3.80%
                   --                --            --            2.55%
                  474            10,971          9.76%             --
  2004             --                --            --           13.51%
                   --                --            --           13.26%
                  102           $ 2,292          9.32%             --

EQ/International Growth
  2005
                   --                --            --           15.64%
                   --                --            --           14.72%
                   54               615          2.36%             --

EQ/Janus Large Cap Growth
  2005
                   --                --            --            6.75%
                   --                --            --            5.47%
                3,465            21,903            --              --
  2004             --                --            --           11.59%
                   --                --            --           10.24%
                3,682           $22,024          0.24%             --
  2003             --                --            --           25.28%
                   --                --            --           23.70%
                4,238           $22,937            --              --
  2002             --                --            --          (30.70)%
                   --                --            --          (31.50)%
                4,684           $20,463            --              --
  2001             --                --            --          (20.01)%
                   --                --            --           (5.45)%
                3,726           $23,722          0.01%             --

EQ/JPMorgan Core Bond
  2005
                   --                --            --            1.71%
                   --                --            --            0.48%
                4,274            59,245          3.61%             --
  2004             --                --            --            3.58%
                   --                --            --            2.33%
                3,575           $49,206          4.28%             --
  2003             --                --            --            2.84%
                   --                --            --            1.62%
                3,606           $48,363          3.08%             --
  2002             --                --            --            7.56%
                   --                --            --            6.30%
                3,470           $45,666          9.56%             --

EQ/JPMorgan Value Opportunities
  2005
                   --                --            --            3.41%
                   --                --            --            2.16%
                2,671            36,117          1.45%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/JPMorgan Value Opportunities (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.10
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.78
         Highest contract charges 1.70% Class B (d)     $ 11.78
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.13
         Highest contract charges 1.70% Class B (d)     $  9.45
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 12.57
         Highest contract charges 1.70% Class B (d)     $ 11.88
         All contract charges                                --

EQ/Lazard Small Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 18.39
         Highest contract charges 1.70% Class B (f)     $ 16.69
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 17.65
         Highest contract charges 1.70% Class B (f)     $ 16.22
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 15.15
         Highest contract charges 1.70% Class B (f)     $ 14.09
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 11.08
         Highest contract charges 1.70% Class B (f)     $ 10.43
         All contract charges                                --

EQ/Legg Mason Value Equity
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 10.66
         Highest contract charges 1.70% Class B (r)     $ 10.63
         All contract charges                                --

EQ/Long Term Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.06
         Highest contract charges 1.70% Class B (q)     $  9.98
         All contract charges                                --

EQ/Lord Abbett Growth and Income
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.66
         Highest contract charges 1.70% Class B (q)     $ 10.57
         All contract charges                                --

EQ/Lord Abbett Large Cap Core
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.62
         Highest contract charges 1.70% Class B (q)     $ 10.54
         All contract charges                                --

EQ/Lord Abbett Mid Cap Value
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 11.21
         Highest contract charges 1.70% Class B (q)     $ 11.12
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities (Continued)
  2004             --                --            --           10.33%
                   --                --            --            9.00%
                3,179           $41,949          1.24%             --
  2003             --                --            --           26.16%
                   --                --            --           24.66%
                3,611           $43,576          1.33%             --
  2002             --                --            --          (19.41)%
                   --                --            --          (20.46)%
                3,936           $37,988          1.31%             --
  2001             --                --            --           (5.97)%
                   --                --            --           (4.52)%
                4,173           $50,494          0.93%             --

EQ/Lazard Small Cap Value
  2005
                   --                --            --            4.16%
                   --                --            --            2.91%
                2,709            46,249          8.86%             --
  2004             --                --            --           16.52%
                   --                --            --           15.12%
                2,865           $47,417         11.17%             --
  2003             --                --            --           36.75%
                   --                --            --           35.07%
                2,435           $34,939          1.25%             --
  2002             --                --            --          (14.04)%
                   --                --            --          (15.00)%
                1,821           $19,297          0.98%             --

EQ/Legg Mason Value Equity
  2005
                   --                --            --            6.62%
                   --                --            --            6.31%
                   61               650          0.15%             --

EQ/Long Term Bond
  2005
                   --                --            --            0.56%
                   --                --            --           -0.25%
                  326             3,255          5.74%             --

EQ/Lord Abbett Growth and Income
  2005
                   --                --            --            6.59%
                   --                --            --            5.73%
                   73               774          1.34%             --

EQ/Lord Abbett Large Cap Core
  2005
                   --                --            --            6.21%
                   --                --            --            5.40%
                   58               615          0.89%             --

EQ/Lord Abbett Mid Cap Value
  2005
                   --                --            --           12.11%
                   --                --            --           11.22%
                  682             7,598          1.53%             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Marsico Focus
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.82
         Highest contract charges 1.70% Class B (e)     $ 15.01
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (e)      $ 14.36
         Highest contract charges 1.70% Class B (e)     $ 13.79
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (e)      $ 13.06
         Highest contract charges 1.70% Class B (e)     $ 12.69
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (e)      $ 10.01
         Highest contract charges 1.70% Class B (e)     $  9.85
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (e)      $ 11.37
         Highest contract charges 1.70% Class B (e)     $ 11.33
         All contract charges                                --

EQ/Mercury Basic Value Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 21.84
         Highest contract charges 1.70% Class B (d)     $ 19.66
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 21.32
         Highest contract charges 1.70% Class B (d)     $ 19.43
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 19.38
         Highest contract charges 1.70% Class B (d)     $ 17.87
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 14.84
         Highest contract charges 1.70% Class B (d)     $ 13.86
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 17.90
         Highest contract charges 1.70% Class B (d)     $ 16.92
         All contract charges                                --

EQ/Mercury International Value (g)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 19.90
         Highest contract charges 1.70% Class B (f)     $ 17.91
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 18.04
         Highest contract charges 1.70% Class B (f)     $ 16.44
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 14.90
         Highest contract charges 1.70% Class B (f)     $ 13.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 11.70
         Highest contract charges 1.70% Class B (f)     $ 10.92
         All contract charges                                --

EQ/MFS Emerging Growth Companies
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 15.29
         Highest contract charges 1.70% Class B (d)     $ 13.76
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Marsico Focus
  2005
                    --               --            --           10.15%
                    --               --            --            8.83%
                 4,494           68,290          2.61%             --
  2004              --               --            --            9.96%
                    --               --            --            8.63%
                 4,111         $ 57,243            --              --
  2003              --               --            --           30.45%
                    --               --            --           28.83%
                 4,335         $ 55,413            --              --
  2002              --               --            --          (11.96)%
                    --               --            --          (13.06)%
                 2,259         $ 22,327          0.07%             --
  2001              --               --            --           13.37%
                    --               --            --           12.98%
                   100         $  1,134            --              --

EQ/Mercury Basic Value Equity
  2005
                    --               --            --            2.44%
                    --               --            --            1.20%
                 7,616          153,657          5.20%             --
  2004              --               --            --           10.02%
                    --               --            --            8.69%
                 9,215         $183,445          4.97%             --
  2003              --               --            --           30.58%
                    --               --            --           28.95%
                 9,649         $176,210          0.52%             --
  2002              --               --            --          (17.09)%
                    --               --            --          (18.08)%
                10,203         $143,976          1.11%             --
  2001              --               --            --            6.06%
                    --               --            --            1.74%
                 9,018         $154,914          3.75%             --

EQ/Mercury International Value (g)
  2005
                    --               --            --           10.28%
                    --               --            --            8.96%
                 3,839           70,590          1.73%             --
  2004              --               --            --           21.04%
                    --               --            --           19.58%
                 3,618         $ 60,866          1.58%             --
  2003              --               --            --           27.35%
                    --               --            --           25.92%
                 3,627         $ 50,907          2.27%             --
  2002              --               --            --          (15.83)%
                    --               --            --          (16.83)%
                 3,783         $ 42,071          0.97%             --

EQ/MFS Emerging Growth Companies
  2005
                    --               --            --            8.48%
                    --               --            --            7.18%
                 7,269          102,815            --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/MFS Emerging Growth Companies (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.09
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.58
         Highest contract charges 1.70% Class B (d)     $ 11.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.77
         Highest contract charges 1.70% Class B (d)     $  9.12
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 14.96
         Highest contract charges 1.70% Class B (d)     $ 14.13
         All contract charges                                --

EQ/MFS Investors Trust
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 10.08
         Highest contract charges 1.70% Class B (d)     $  9.26
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  9.45
         Highest contract charges 1.70% Class B (d)     $  8.79
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  8.53
         Highest contract charges 1.70% Class B (d)     $  8.03
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.02
         Highest contract charges 1.70% Class B (d)     $  6.69
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  8.94
         Highest contract charges 1.70% Class B (d)     $  8.62
         All contract charges                                --

EQ/Money Market
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 30.59
  2004   1.15% Class A                                  $ 30.08
  2003   1.15% Class A                                  $ 30.12
  2002   1.15% Class A                                  $ 30.22
  2001   1.15% Class A                                  $ 30.12

EQ/Money Market
  2005   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (a)      $ 39.77
         Highest contract charges 1.70% Class B (d)     $ 26.15
         All contract charges                                --
  2004   Lowest contract charges 0.00% Class B (a)      $ 38.75
         Highest contract charges 1.70% Class B (d)     $ 25.92
         All contract charges                                --
  2003   Lowest contract charges 0.00% Class B (a)      $ 38.46
         Highest contract charges 1.70% Class B (d)     $ 26.17
         All contract charges                                --
  2002   Lowest contract charges 0.00% Class B (a)      $ 38.24
         Highest contract charges 1.70% Class B (d)     $ 26.47
         All contract charges                                --
  2001   Lowest contract charges 0.00% Class B (a)      $ 37.77
         Highest contract charges 1.70% Class B (d)     $ 26.60
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies (Continued)
  2004              --               --            --           12.06%
                    --               --            --           10.71%
                 8,819         $116,063            --              --
  2003              --               --            --           28.76%
                    --               --            --           27.17%
                10,270         $121,717            --              --
  2002              --               --            --          (34.70)%
                    --               --            --          (35.46)%
                11,520         $107,073            --              --
  2001              --               --            --          (31.09)%
                    --               --            --           (4.17)%
                14,562         $209,039          0.02%             --

EQ/MFS Investors Trust
  2005
                    --               --            --            6.66%
                    --               --            --            5.38%
                 1,491           14,051          0.48%             --
  2004              --               --            --           10.84%
                    --               --            --            9.51%
                 1,772         $ 15,816          0.55%             --
  2003              --               --            --           21.51%
                    --               --            --           20.03%
                 1,959         $ 15,936          0.61%             --
  2002              --               --            --          (21.48)%
                    --               --            --          (22.39)%
                 2,068         $ 13,976          0.52%             --
  2001              --               --            --          (14.02)%
                    --               --            --           (3.66)%
                 2,161         $ 18,760          0.42%             --

EQ/Money Market
  2005             238         $  7,289          2.56%           1.70%
  2004             344         $ 10,358          0.79%          (0.13)%
  2003             444         $ 13,368          0.56%          (0.34)%
  2002             863         $ 26,080          1.15%           0.33%
  2001             954         $ 28,734          3.96%           2.66%

EQ/Money Market
  2005
                    --               --            --            2.62%
                    --               --            --            0.88%
                 3,949          109,656          2.56%             --
  2004              --               --            --            0.78%
                    --               --            --           (0.94)%
                 4,624         $127,203          0.79%             --
  2003              --               --            --            0.56%
                    --               --            --           (1.14)%
                 5,810         $160,985          0.56%             --
  2002              --               --            --            1.24%
                    --               --            --           (0.48)%
                 8,542         $238,649          1.15%             --
  2001              --               --            --            3.56%
                    --               --            --            0.21%
                 9,646         $269,409          3.96%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Montag & Caldwell Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  4.90
         Highest contract charges 1.70% Class B (p)     $  4.49
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  4.67
         Highest contract charges 1.70% Class B (p)     $  4.34
         All contract charges                                --

EQ/PIMCO Real Return
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $  9.99
         Highest contract charges 1.70% Class B (q)     $  9.91
         All contract charges                                --

EQ/Short Duration Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.04
         Highest contract charges 1.70% Class B (q)     $  9.96
         All contract charges                                --

EQ/Small Company Index
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 15.81
         Highest contract charges 1.70% Class B (d)     $ 14.35
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.24
         Highest contract charges 1.70% Class B (d)     $ 14.00
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.02
         Highest contract charges 1.70% Class B (d)     $ 12.10
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  8.97
         Highest contract charges 1.70% Class B (d)     $  8.44
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 11.40
         Highest contract charges 1.70% Class B (d)     $ 10.86
         All contract charges                                --

EQ/TCW Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $ 20.25
         Highest contract charges 1.70% Class B (p)     $ 16.39
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $ 19.57
         Highest contract charges 1.70% Class B (p)     $ 16.03
         All contract charges                                --

EQ/UBS Growth and Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  5.90
         Highest contract charges 1.70% Class B (p)     $  5.41
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  5.44
         Highest contract charges 1.70% Class B (p)     $  5.05
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Montag & Caldwell Growth
  2005
                   --                --            --            4.88%
                   --                --            --            3.62%
                  298             1,371          0.41%             --
  2004             --                --            --            7.93%
                   --                --            --            7.69%
                   11           $    48          0.51%             --

EQ/PIMCO Real Return
  2005
                   --                --            --           -0.09%
                   --                --            --           -0.89%
                  782             7,766          5.77%             --

EQ/Short Duration Bond
  2005
                   --                --            --            0.36%
                   --                --            --           -0.44%
                  229             2,289          2.01%             --

EQ/Small Company Index
  2005
                   --                --            --            3.74%
                   --                --            --            2.49%
                2,338            34,342          5.48%             --
  2004             --                --            --           17.08%
                   --                --            --           15.67%
                2,744           $39,236          3.93%             --
  2003             --                --            --           45.15%
                   --                --            --           43.36%
                2,615           $32,226          0.31%             --
  2002             --                --            --          (21.32)%
                   --                --            --          (22.29)%
                2,065           $17,685          0.55%             --
  2001             --                --            --            6.23%
                   --                --            --            1.92%
                1,820           $20,008          0.62%             --

EQ/TCW Equity
  2005
                   --                --            --            3.47%
                   --                --            --            2.22%
                  113             1,942            --              --
  2004             --                --            --           12.32%
                   --                --            --           12.07%
                   21           $   359            --              --

EQ/UBS Growth and Income
  2005
                   --                --            --            8.46%
                   --                --            --            7.16%
                  371             2,058          1.67%             --
  2004             --                --            --           11.67%
                   --                --            --           11.43%
                   20           $   106          4.29%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2005


7. Accumulation Unit Values (Concluded)

        (Concluded)

           Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.49              --                --            --           4.88%
         Highest contract charges 1.70% Class B (q)     $ 10.40              --                --            --           4.04%
         All contract charges                                --             714             7,466          1.83%            --
EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 14.98              --                --            --          32.12%
         Highest contract charges 1.70% Class B (d)     $ 13.53              --                --            --          30.53%
         All contract charges                                --           5,750            79,754          4.47%            --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.34              --                --            --          23.06%
         Highest contract charges 1.70% Class B (d)     $ 10.37              --                --            --          21.58%
         All contract charges                                --           5,252           $55,642          0.66%            --
  2003   Lowest contract charges 0.50% Class B (a)      $  9.21              --                --            --          55.05%
         Highest contract charges 1.70% Class B (d)     $  8.53              --                --            --          53.42%
         All contract charges                                --           5,023           $43,647          0.80%            --
  2002   Lowest contract charges 0.50% Class B (a)      $  5.94              --                --            --          (6.31)%
         Highest contract charges 1.70% Class B (d)     $  5.56              --                --            --          (7.65)%
         All contract charges                                --           5,016           $28,360            --             --
  2001   Lowest contract charges 0.50% Class B (a)      $  6.34              --                --            --          (4.62)%
         Highest contract charges 1.70% Class B (d)     $  6.02              --                --            --          (6.50)%
         All contract charges                                --           4,414           $26,903            --             --
EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 12.44              --                --            --          24.44%
         Highest contract charges 1.70% Class B (q)     $ 12.34              --                --            --          23.44%
         All contract charges                                --             168             2,077            --             --
EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 11.97              24               284         13.98%         19.72%

(a) Units were made available for sale on January 2, 2001.
(b) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(c) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(d) Units were made available for sale on August 13, 2001.
(e) Units were made available for sale on September 4, 2001.
(f) Units were made available on January 14, 2002.
(g) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(h) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(i) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(j) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(l) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(m) A substitution of EQ/International Equity Index Portfolio and EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(n) Units were made available for sale on February 13, 2004.
(o) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(p) Units were made available for sale on October 25, 2004.
(q) Units were made available for sale on May 9, 2005.
(r) Units were made available for sale on October 17,2005.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005.................................................. FSA-3
   Statements of Operations for the Year Ended December 31, 2005............................................ FSA-29
   Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004....................... FSA-39
   Notes to Financial Statements............................................................................ FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004..................................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004 and 2003........................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
   Years Ended December 31, 2005, 2004 and 2003.............................................................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003......................    F-5
   Notes to Consolidated Financial Statements...............................................................    F-7

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                         AXA             AXA              AXA
                                                      Aggressive    Conservative   Conservative-Plus
                                                      Allocation     Allocation        Allocation
                                                   --------------- -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value   $572,428,632    $194,369,289      $451,381,978
Receivable for The Trusts shares sold ............     2,427,713              --                --
Receivable for policy-related transactions .......            --       4,946,408         1,606,286
                                                    ------------    ------------      ------------
  Total assets ...................................   574,856,345     199,315,697       452,988,264
                                                    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --       4,946,408         1,606,286
Payable for policy-related transactions ..........     2,427,713              --                --
                                                    ------------    ------------      ------------
  Total liabilities ..............................     2,427,713       4,946,408         1,606,286
                                                    ------------    ------------      ------------
Net Assets .......................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Accumulation Units ...............................   572,360,246     194,238,946       451,307,019
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        68,386         130,343            74,959
                                                    ------------    ------------      ------------
Total net assets .................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Investments in shares of The Trusts, at cost .....  $537,479,586    $196,505,139      $449,398,778
The Trusts shares held
 Class A .........................................            --              --                --
 Class B .........................................    44,160,755      18,188,487        40,439,276

                                                          AXA               AXA
                                                        Moderate       Moderate-Plus     AXA Premier VIP    AXA Premier VIP
                                                       Allocation        Allocation     Aggressive Equity      Core Bond
                                                   ----------------- ----------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value   $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
Receivable for The Trusts shares sold ............              --                --             97,750            37,172
Receivable for policy-related transactions .......       3,284,304         5,776,865                 --                --
                                                    --------------    --------------       ------------      ------------
  Total assets ...................................   2,889,910,773     2,824,995,514        127,463,349       631,423,035
                                                    --------------    --------------       ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       3,284,304         5,754,722                 --                --
Payable for policy-related transactions ..........              --                --             97,750            37,172
                                                    --------------    --------------       ------------      ------------
  Total liabilities ..............................       3,284,304         5,754,722             97,750            37,172
                                                    --------------    --------------       ------------      ------------
Net Assets .......................................  $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Accumulation Units ...............................   2,886,530,886     2,819,240,792        127,147,812       631,230,579
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          95,583                --            217,787           155,284
                                                    --------------    --------------       ------------      ------------
Total net assets .................................  $2,886,626,469    $2,819,240,792       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Investments in shares of The Trusts, at cost .....  $2,731,172,632    $2,699,907,887       $122,786,746      $643,715,692
The Trusts shares held
 Class A .........................................              --                --                 --                --
 Class B .........................................     182,761,742       223,778,166          4,724,937        61,660,776

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                         AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                           Health Care       High Yield     International Equity
                                                        ---------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $246,313,977      $877,389,710        $328,909,822
Receivable for The Trusts shares sold .................             --            94,893              86,463
Receivable for policy-related transactions ............        318,993                --                  --
                                                          ------------      ------------        ------------
  Total assets ........................................    246,632,970       877,484,603         328,996,287
                                                          ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        318,993                --                  --
Payable for policy-related transactions ...............             --            94,893              86,463
                                                          ------------      ------------        ------------
  Total liabilities ...................................        318,993            94,893              86,463
                                                          ------------      ------------        ------------
Net Assets ............................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Accumulation Units ....................................    246,215,883       877,332,132         328,765,557
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         98,094            57,578             144,267
                                                          ------------      ------------        ------------
Total net assets ......................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $230,794,884      $928,532,882        $283,807,667
The Trusts shares held
 Class A ..............................................             --                --                  --
 Class B ..............................................     22,686,417       161,380,761          25,289,454

                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $151,589,100         $295,810,234       $440,282,384
Receivable for The Trusts shares sold .................                 --              100,276                 --
Receivable for policy-related transactions ............            364,716                   --            638,065
                                                              ------------         ------------       ------------
  Total assets ........................................        151,953,816          295,910,510        440,920,449
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            364,716                   --            638,065
Payable for policy-related transactions ...............                 --              100,276                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            364,716              100,276            638,065
                                                              ------------         ------------       ------------
Net Assets ............................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Accumulation Units ....................................        151,341,776          295,667,060        440,121,101
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................            247,324              143,174            161,283
                                                              ------------         ------------       ------------
Total net assets ......................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $133,777,523         $249,697,207       $404,903,667
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         14,050,952           28,712,340         39,350,937

                                                         AXA Premier VIP
                                                          Mid Cap Growth
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $374,112,707
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         375,113
                                                           ------------
  Total assets ........................................     374,487,820
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         375,113
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         375,113
                                                           ------------
Net Assets ............................................    $374,112,707
                                                           ============
Accumulation Units ....................................     374,042,695
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................          70,012
                                                           ------------
Total net assets ......................................    $374,112,707
                                                           ============
Investments in shares of The Trusts, at cost ..........    $348,983,716
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      41,519,186

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP     EQ/Alliance
                                                     Mid Cap Value       Technology       Common Stock
                                                   ----------------- ----------------- -----------------
Investment in shares of The Trusts, at fair value     $370,721,023      $254,018,680    $1,278,041,522
Receivable for The Trusts shares sold ............              --                --                --
Receivable for policy-related transactions .......          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
  Total assets ...................................     370,812,310       256,317,917     1,280,543,884
                                                      ------------      ------------    --------------
Liabilities:
Payable for The Trusts shares purchased ..........          91,287         2,299,237         2,502,362
Payable for policy-related transactions ..........              --                --                --
                                                      ------------      ------------    --------------
  Total liabilities ..............................          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
Net Assets .......................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Accumulation Units ...............................     370,654,189       253,676,135     1,277,967,693
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          66,834           342,545            73,829
                                                      ------------      ------------    --------------
Total net assets .................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Investments in shares of The Trusts, at cost .....    $387,051,546      $213,458,296    $1,250,351,274
The Trusts shares held
 Class A .........................................              --                --                --
 Class B .........................................      38,563,747        24,828,017        71,036,659

                                                                         EQ/Alliance
                                                                        Intermediate                    EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance      Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value      $759,612,634     $321,422,318   $586,236,449    $411,139,414
Receivable for The Trusts shares sold ............               --          345,687        363,366              --
Receivable for policy-related transactions .......          147,364               --             --         156,664
                                                       ------------     ------------   ------------    ------------
  Total assets ...................................      759,759,998      321,768,005    586,599,815     411,296,078
                                                       ------------     ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........          147,364               --             --         156,664
Payable for policy-related transactions ..........               --          345,687        363,366              --
                                                       ------------     ------------   ------------    ------------
  Total liabilities ..............................          147,364          345,687        363,366         156,664
                                                       ------------     ------------   ------------    ------------
Net Assets .......................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Accumulation Units ...............................      759,474,567      320,909,050    585,935,489     409,334,005
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          138,067          513,268        300,960       1,805,409
                                                       ------------     ------------   ------------    ------------
Total net assets .................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Investments in shares of The Trusts, at cost .....     $663,109,777     $338,055,738   $461,541,398    $389,951,819
The Trusts shares held
 Class A .........................................               --               --             --              --
 Class B .........................................       40,934,144       33,102,579     46,783,528      53,223,788

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance         EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II
                                                   -------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value   $349,719,501     $443,963,771        $8,341,809
Receivable for The Trusts shares sold ............            --               --                --
Receivable for policy-related transactions .......         1,324           87,541            71,856
                                                    ------------     ------------        ----------
  Total assets ...................................   349,720,825      444,051,312         8,413,665
                                                    ------------     ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..........         1,324           87,541            71,856
Payable for policy-related transactions ..........            --               --                --
                                                    ------------     ------------        ----------
  Total liabilities ..............................         1,324           87,541            71,856
                                                    ------------     ------------        ----------
Net Assets .......................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Accumulation Units ...............................   349,667,911      443,581,317         5,276,189
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        51,590          382,454         3,065,620
                                                    ------------     ------------        ----------
Total net assets .................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Investments in shares of The Trusts, at cost .....  $360,239,961     $356,283,084        $8,297,121
The Trusts shares held
 Class A .........................................            --               --            10,048
 Class B .........................................    35,108,274       27,860,238           809,806

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
Receivable for The Trusts shares sold ............        234,557                  --                 --               --
Receivable for policy-related transactions .......             --             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
  Total assets ...................................     72,714,335       1,440,559,257        135,552,916       47,820,934
                                                      -----------      --------------       ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --             666,834            336,294           37,489
Payable for policy-related transactions ..........        234,557                  --                 --               --
                                                      -----------      --------------       ------------      -----------
  Total liabilities ..............................        234,557             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
Net Assets .......................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Accumulation Units ...............................     72,374,649       1,439,640,312        135,055,175       47,467,438
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        105,129             252,111            161,447          316,007
                                                      -----------      --------------       ------------      -----------
Total net assets .................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Investments in shares of The Trusts, at cost .....    $70,765,458      $1,218,317,831       $131,719,291      $43,584,868
The Trusts shares held
 Class A .........................................             --                  --             17,219               --
 Class B .........................................      8,274,164          99,310,904         21,238,685        5,831,031

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            EQ/Capital     EQ/Capital Guardian   EQ/Capital Guardian
                                                         Guardian Growth      International            Research
                                                        ----------------- --------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $284,496,168        $728,417,002          $705,144,542
Receivable for The Trusts shares sold .................              --             340,328                   512
Receivable for policy-related transactions ............         110,712                  --                    --
                                                           ------------        ------------          ------------
  Total assets ........................................     284,606,880         728,757,330           705,145,054
                                                           ------------        ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ...............         110,712                  --                    --
Payable for policy-related transactions ...............              --             340,328                   512
                                                           ------------        ------------          ------------
  Total liabilities ...................................         110,712             340,328                   512
                                                           ------------        ------------          ------------
Net Assets ............................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Accumulation Units ....................................     283,809,368         728,288,984           704,554,255
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         686,800             128,018               590,287
                                                           ------------        ------------          ------------
Total net assets ......................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Investments in shares of The Trusts, at cost ..........    $290,920,195        $561,141,688          $550,764,752
The Trusts shares held
 Class A ..............................................              --                  --                    --
 Class B ..............................................      21,776,025          58,379,782            56,346,109

                                                                                                                     EQ/Evergreen
                                                         EQ/Capital Guardian   EQ/Caywood-Scholl    EQ/Equity 500    International
                                                             U.S. Equity        High Yield Bond         Index            Bond
                                                        --------------------- ------------------- ----------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
Receivable for The Trusts shares sold .................                --                  --                  --             --
Receivable for policy-related transactions ............           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
  Total assets ........................................       905,818,264          33,344,244       1,538,026,318     11,729,506
                                                             ------------         -----------      --------------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............           134,389             108,393             851,483        417,825
Payable for policy-related transactions ...............                --                  --                  --             --
                                                             ------------         -----------      --------------    -----------
  Total liabilities ...................................           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
Net Assets ............................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Accumulation Units ....................................       905,335,010          33,180,001       1,537,157,025      6,422,237
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................           348,865              55,850              17,810      4,889,444
                                                             ------------         -----------      --------------    -----------
Total net assets ......................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Investments in shares of The Trusts, at cost ..........      $792,185,207         $34,553,296      $1,427,098,104    $11,422,012
The Trusts shares held
 Class A ..............................................                --                  --                  --             --
 Class B ..............................................        78,522,888           7,295,467          65,672,326      1,158,141

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Evergreen       EQ/FI         EQ/FI Mid
                                                        Omega         Mid Cap        Cap Value
                                                   -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $147,906,914   $867,883,453    $832,688,375
Receivable for The Trusts shares sold ............            --             --         466,786
Receivable for policy-related transactions .......       114,936         98,823              --
                                                    ------------   ------------    ------------
  Total assets ...................................   148,021,850    867,982,276     833,155,161
                                                    ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........       114,936         98,823              --
Payable for policy-related transactions ..........            --             --         466,786
                                                    ------------   ------------    ------------
  Total liabilities ..............................       114,936         98,823         466,786
                                                    ------------   ------------    ------------
Net Assets .......................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Accumulation Units ...............................   147,725,839    867,601,518     832,305,199
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       181,075        281,935         383,176
                                                    ------------   ------------    ------------
Total net assets .................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Investments in shares of The Trusts, at cost .....  $135,590,641   $813,372,805    $745,806,703
The Trusts shares held
 Class A .........................................            --             --              --
 Class B .........................................    16,381,723     84,609,146      59,697,535

                                                      EQ/GAMCO        EQ/GAMCO                           EQ/Janus
                                                     Mergers and   Small Company   EQ/International     Large Cap
                                                    Acquisitions       Value            Growth            Growth
                                                   -------------- --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value   $24,271,926    $129,484,932       $16,053,583     $228,464,494
Receivable for The Trusts shares sold ............           --              --                --               --
Receivable for policy-related transactions .......       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
  Total assets ...................................   24,297,117     129,651,523        16,191,212      228,538,265
                                                    -----------    ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........       25,191         166,591           137,629           73,771
Payable for policy-related transactions ..........           --              --                --               --
                                                    -----------    ------------       -----------     ------------
  Total liabilities ..............................       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
Net Assets .......................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Accumulation Units ...............................   24,224,531     129,460,846        16,015,334      227,979,653
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       47,395          24,086            38,249          484,841
                                                    -----------    ------------       -----------     ------------
Total net assets .................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Investments in shares of The Trusts, at cost .....  $24,476,432    $134,101,681       $15,243,723     $189,152,567
The Trusts shares held
 Class A .........................................           --              --                --               --
 Class B .........................................    2,091,115       4,811,940         3,081,505       33,453,391

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                       EQ/JPMorgan      EQ/Lazard
                                                      EQ/JPMorgan         Value         Small Cap
                                                       Core Bond      Opportunities       Value
                                                   ----------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $1,190,769,908    $468,650,591    $875,079,411
Receivable for The Trusts shares sold ............          22,976         402,411         876,875
Receivable for policy-related transactions .......              --              --              --
                                                    --------------    ------------    ------------
  Total assets ...................................   1,190,792,884     469,053,002     875,956,286
                                                    --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........              --              --              --
Payable for policy-related transactions ..........          22,976         402,411         876,875
                                                    --------------    ------------    ------------
  Total liabilities ..............................          22,976         402,411         876,875
                                                    --------------    ------------    ------------
Net Assets .......................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Accumulation Units ...............................   1,190,350,293     468,128,014     874,837,223
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         419,615         522,577         242,188
                                                    --------------    ------------    ------------
Total net assets .................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Investments in shares of The Trusts, at cost .....  $1,218,672,417    $419,949,136    $825,782,266
The Trusts shares held
 Class A .........................................              --              --              --
 Class B .........................................     108,191,722      37,157,231      65,419,229

                                                                                   EQ/Lord Abbett
                                                    EQ/Legg Mason      EQ/Long       Growth and     EQ/Lord Abbett
                                                     Value Equity     Term Bond        Income       Large Cap Core
                                                   --------------- -------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $29,374,501    $43,056,383      $35,799,540     $24,611,735
Receivable for The Trusts shares sold ............            --             --               --              --
Receivable for policy-related transactions .......       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
  Total assets ...................................    29,807,873     43,146,411       35,884,521      24,644,979
                                                     -----------    -----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........       433,372         90,028           84,981          33,244
Payable for policy-related transactions ..........            --             --               --              --
                                                     -----------    -----------      -----------     -----------
  Total liabilities ..............................       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
Net Assets .......................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Accumulation Units ...............................    26,218,997     42,956,502       32,532,487      21,339,054
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................     3,155,504         99,881        3,267,053       3,272,681
                                                     -----------    -----------      -----------     -----------
Total net assets .................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Investments in shares of The Trusts, at cost .....   $29,250,836    $43,858,351      $34,813,993     $24,008,151
The Trusts shares held
 Class A .........................................            --             --           10,080          10,059
 Class B .........................................     2,805,546      3,177,972        3,341,657       2,291,120

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                         EQ/Mercury
                                                    EQ/Lord Abbett      EQ/Marsico      Basic Value
                                                     Mid Cap Value        Focus            Equity
                                                   ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $105,280,107    $1,281,657,029    $723,111,484
Receivable for The Trusts shares sold ............             --                --         191,278
Receivable for policy-related transactions .......        272,696           913,796              --
                                                     ------------    --------------    ------------
  Total assets ...................................    105,552,803     1,282,570,825     723,302,762
                                                     ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........        272,696           913,796              --
Payable for policy-related transactions ..........             --                --         191,278
                                                     ------------    --------------    ------------
  Total liabilities ..............................        272,696           913,796         191,278
                                                     ------------    --------------    ------------
Net Assets .......................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Accumulation Units ...............................    101,816,548     1,281,503,839     723,083,903
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,463,559           153,190          27,581
                                                     ------------    --------------    ------------
Total net assets .................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Investments in shares of The Trusts, at cost .....   $102,394,588    $1,050,086,052    $669,485,300
The Trusts shares held
 Class A .........................................         10,090                --              --
 Class B .........................................      9,317,219        81,401,867      47,927,410

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS          EQ/Money
                                                        Value          Companies      Investors Trust       Market
                                                   --------------- ----------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $755,160,768      $273,445,472      $294,196,625    $483,608,504
Receivable for The Trusts shares sold ............     1,314,645                --            82,578              --
Receivable for policy-related transactions .......            --           197,109                --       7,384,944
                                                    ------------      ------------      ------------    ------------
  Total assets ...................................   756,475,413       273,642,581       294,279,203     490,993,448
                                                    ------------      ------------      ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --           197,109                --       7,384,944
Payable for policy-related transactions ..........     1,314,645                --            82,578              --
                                                    ------------      ------------      ------------    ------------
  Total liabilities ..............................     1,314,645           197,109            82,578       7,384,944
                                                    ------------      ------------      ------------    ------------
Net Assets .......................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Accumulation Units ...............................   754,970,558       272,972,661       294,159,342     483,274,266
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       190,210           472,811            37,283         334,238
                                                    ------------      ------------      ------------    ------------
Total net assets .................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Investments in shares of The Trusts, at cost .....  $628,314,987      $263,968,688      $258,164,604    $485,030,068
The Trusts shares held
 Class A .........................................            --                --                --              --
 Class B .........................................    53,174,233        19,137,585        29,122,748     483,607,901

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell      EQ/PIMCO        EQ/Short
                                                           Growth           Real Return    Duration Bond
                                                   ---------------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value        $21,651,231       $151,759,617     $18,571,437
Receivable for The Trusts shares sold ............                --                 --          49,566
Receivable for policy-related transactions .......            70,727            773,189              --
                                                         -----------       ------------     -----------
  Total assets ...................................        21,721,958        152,532,806      18,621,003
                                                         -----------       ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........            70,727            773,189              --
Payable for policy-related transactions ..........                --                 --          49,566
                                                         -----------       ------------     -----------
  Total liabilities ..............................            70,727            773,189          49,566
                                                         -----------       ------------     -----------
Net Assets .......................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Accumulation Units ...............................        21,467,316        151,723,247      18,464,918
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................           183,915             36,370         106,519
                                                         -----------       ------------     -----------
Total net assets .................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Investments in shares of The Trusts, at cost .....       $21,085,075       $154,914,631     $18,679,363
The Trusts shares held
 Class A .........................................            21,338                 --           5,055
 Class B .........................................         4,258,829         14,962,028       1,862,311

                                                                                      EQ/UBS
                                                       EQ/Small        EQ/TCW       Growth and    EQ/Van Kampen
                                                    Company Index      Equity         Income        Comstock
                                                   --------------- -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $364,434,689    $47,119,830    $35,728,565    $99,378,737
Receivable for The Trusts shares sold ............       780,797             --             --             --
Receivable for policy-related transactions .......            --        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
  Total assets ...................................   365,215,486     47,339,131     35,908,783     99,708,724
                                                    ------------    -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --        219,301        180,218        329,987
Payable for policy-related transactions ..........       780,797             --             --             --
                                                    ------------    -----------    -----------    -----------
  Total liabilities ..............................       780,797        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
Net Assets .......................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Accumulation Units ...............................   364,086,500     47,014,907     35,639,160     96,173,937
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       348,189        104,923         89,405      3,204,800
                                                    ------------    -----------    -----------    -----------
Total net assets .................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....  $327,765,827    $44,321,150    $34,012,514    $96,912,256
The Trusts shares held
 Class A .........................................            --             --             --         10,102
 Class B .........................................    31,206,819      2,132,812      5,936,486      9,507,002

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging       EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth
                                                   ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $606,400,974      $42,925,003
Receivable for The Trusts shares sold ............             --               --
Receivable for policy-related transactions .......        618,194          307,450
                                                     ------------      -----------
  Total assets ...................................    607,019,168       43,232,453
                                                     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........        618,194          307,450
Payable for policy-related transactions ..........             --               --
                                                     ------------      -----------
  Total liabilities ..............................        618,194          307,450
                                                     ------------      -----------
Net Assets .......................................   $606,400,974      $42,925,003
                                                     ============      ===========
Accumulation Units ...............................    606,208,409       39,124,820
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        192,565        3,800,183
                                                     ------------      -----------
Total net assets .................................   $606,400,974      $42,925,003
                                                     ============      ===========
Investments in shares of The Trusts, at cost .....   $463,185,058      $40,391,697
The Trusts shares held
 Class A .........................................             --           10,000
 Class B .........................................     47,116,383        3,428,142

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value     $12,923,425       $123,491,637        $270,002,310
Receivable for The Trusts shares sold ............             --                 --             424,216
Receivable for policy-related transactions .......        158,466          1,220,864                  --
                                                      -----------       ------------        ------------
  Total assets ...................................     13,081,891        124,712,501         270,426,526
                                                      -----------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........        158,466          1,220,864                  --
Payable for policy-related transactions ..........             --                 --             424,216
                                                      -----------       ------------        ------------
  Total liabilities ..............................        158,466          1,220,864             424,216
                                                      -----------       ------------        ------------
Net Assets .......................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Accumulation Units ...............................      9,257,127        123,394,410         269,892,879
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,666,298             97,227             109,431
                                                      -----------       ------------        ------------
Total net assets .................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Investments in shares of The Trusts, at cost .....    $12,553,656       $120,541,008        $236,679,940
The Trusts shares held
 Class A .........................................         10,629                 --                  --
 Class B .........................................      1,126,375         11,498,290          11,780,205

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                          (Continued)

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 11.50                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 11.41                    --
AXA Aggressive Allocation .................     Class B 1.20%        $ 11.35                 1,271
AXA Aggressive Allocation .................     Class B 1.25%        $ 12.58                12,752
AXA Aggressive Allocation .................     Class B 1.35%        $ 11.32                 1,278
AXA Aggressive Allocation .................     Class B 1.40%        $ 11.31                 2,256
AXA Aggressive Allocation .................     Class B 1.50%        $ 12.51                13,134
AXA Aggressive Allocation .................     Class B 1.55%        $ 11.28                   342
AXA Aggressive Allocation .................     Class B 1.60%        $ 11.26                 1,298
AXA Aggressive Allocation .................     Class B 1.65%        $ 12.46                12,508
AXA Aggressive Allocation .................     Class B 1.70%        $ 12.45                 1,519
AXA Aggressive Allocation .................     Class B 1.80%        $ 11.22                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 11.22                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 10.57                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 10.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.43                   397
AXA Conservative Allocation ...............     Class B 1.25%        $ 10.93                 3,564
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.40                   492
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.39                 1,282
AXA Conservative Allocation ...............     Class B 1.50%        $ 10.87                 5,980
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.36                   501
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.35                 1,073
AXA Conservative Allocation ...............     Class B 1.65%        $ 10.83                 3,738
AXA Conservative Allocation ...............     Class B 1.70%        $ 10.82                 1,000
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.31                    13
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.29                    --
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 10.76                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 10.67                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 10.62                   849
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 11.31                 8,710
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 10.59                   948
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 10.58                 2,129
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 11.24                14,424
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 10.55                   671
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 10.54                 1,299
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.20                 9,271
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.19                 2,176
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 10.50                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 10.48                    15
AXA Moderate Allocation ...................     Class B 0.50%        $ 54.27                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 49.58                     2
AXA Moderate Allocation ...................     Class B 1.20%        $ 47.15                 4,798
AXA Moderate Allocation ...................     Class B 1.25%        $ 11.69                49,852
AXA Moderate Allocation ...................     Class B 1.35%        $ 45.74                 1,314
AXA Moderate Allocation ...................     Class B 1.40%        $ 45.28                 7,819
AXA Moderate Allocation ...................     Class B 1.50%        $ 11.62                66,161
AXA Moderate Allocation ...................     Class B 1.55%        $ 43.93                   762
AXA Moderate Allocation ...................     Class B 1.60%        $ 43.48                 4,167
AXA Moderate Allocation ...................     Class B 1.65%        $ 11.58                52,197
AXA Moderate Allocation ...................     Class B 1.70%        $ 42.61                 1,725
AXA Moderate Allocation ...................     Class B 1.80%        $ 41.76                    28
AXA Moderate Allocation ...................     Class B 1.90%        $ 40.92                     8
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 11.37                    --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 11.28                     7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 11.22                 5,795
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 12.41                58,275
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 11.19                 4,170
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 11.18                 9,443

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 12.34                66,976
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 11.15                 2,035
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 11.14                 7,926
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 12.29                69,680
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 12.28                 6,917
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 11.09                    21
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 11.07                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 68.25                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 62.35                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 59.29                   264
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 12.63                   674
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 57.52                   585
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 56.94                   369
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 12.55                 1,049
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 55.24                   172
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 54.68                   331
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.51                   442
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 53.59                    25
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 52.51                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 51.46                    12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 11.63                    --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.42                    15
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.30                11,139
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.49                 4,598
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.24                   919
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.21                18,544
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.43                 7,189
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.14                 1,199
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.12                 7,527
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.39                 4,566
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.08                 1,611
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.03                    98
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 10.99                    20
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.06                    --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 11.84                     2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 11.72                 3,665
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.40                 2,552
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 11.65                   464
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 11.63                 5,547
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.32                 3,781
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.56                   453
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.53                 2,078
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.28                 1,765
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.49                   338
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.44                    21
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.39                     2
AXA Premier VIP High Yield ................     Class B 0.50%        $ 35.26                    --
AXA Premier VIP High Yield ................     Class B 0.95%        $ 32.35                     5
AXA Premier VIP High Yield ................     Class B 1.20%        $ 30.83                 4,366
AXA Premier VIP High Yield ................     Class B 1.25%        $ 11.58                 6,661
AXA Premier VIP High Yield ................     Class B 1.35%        $ 29.95                 2,710
AXA Premier VIP High Yield ................     Class B 1.40%        $ 29.67                 6,491
AXA Premier VIP High Yield ................     Class B 1.50%        $ 11.51                11,372
AXA Premier VIP High Yield ................     Class B 1.55%        $ 28.82                 1,626
AXA Premier VIP High Yield ................     Class B 1.60%        $ 28.55                 4,585
AXA Premier VIP High Yield ................     Class B 1.65%        $ 11.47                 5,292

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 28.00                   755
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 27.46                    35
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 26.94                    10
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 14.18                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 13.93                     6
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 13.79                 3,397
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 14.93                 2,637
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 13.70                   657
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 13.68                 6,014
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 14.84                 4,388
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 13.59                   480
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 13.57                 2,300
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 14.79                 2,536
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 13.51                   783
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 13.46                    20
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 13.40                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 11.39                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 11.18                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 11.07                 2,709
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 12.09                   794
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 11.00                   268
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 10.98                 4,576
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 12.02                 1,464
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 10.92                   269
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 10.89                 1,956
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 11.98                 1,016
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 10.85                   353
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 10.81                    28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 10.76                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.10                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.92                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.82                 5,006
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.70                 2,153
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.76                   759
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.74                 9,386
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.64                 3,154
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.68                   613
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.66                 4,551
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.59                 2,204
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.62                   980
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.58                    74
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.54                    23
AXA Premier VIP Large Cap Value ...............     Class B 0.50%        $ 12.62                    --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%        $ 12.40                     2
AXA Premier VIP Large Cap Value ...............     Class B 1.20%        $ 12.27                 6,137
AXA Premier VIP Large Cap Value ...............     Class B 1.25%        $ 13.24                 3,350
AXA Premier VIP Large Cap Value ...............     Class B 1.35%        $ 12.20                 1,404
AXA Premier VIP Large Cap Value ...............     Class B 1.40%        $ 12.17                 9,367
AXA Premier VIP Large Cap Value ...............     Class B 1.50%        $ 13.17                 4,853
AXA Premier VIP Large Cap Value ...............     Class B 1.55%        $ 12.10                   919
AXA Premier VIP Large Cap Value ...............     Class B 1.60%        $ 12.07                 4,766
AXA Premier VIP Large Cap Value ...............     Class B 1.65%        $ 13.12                 3,109
AXA Premier VIP Large Cap Value ...............     Class B 1.70%        $ 12.02                 1,238
AXA Premier VIP Large Cap Value ...............     Class B 1.80%        $ 11.98                    73
AXA Premier VIP Large Cap Value ...............     Class B 1.90%        $ 11.93                    15

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                            Contract charges     Unit Value     Units Outstanding (000's)
                                           ------------------   ------------   --------------------------
AXA Premier VIP Mid Cap Growth .........     Class B 0.50%       $  10.46                    --
AXA Premier VIP Mid Cap Growth .........     Class B 0.95%       $  10.27                     5
AXA Premier VIP Mid Cap Growth .........     Class B 1.20%       $  10.17                 7,050
AXA Premier VIP Mid Cap Growth .........     Class B 1.25%       $  12.45                 2,543
AXA Premier VIP Mid Cap Growth .........     Class B 1.35%       $  10.11                   863
AXA Premier VIP Mid Cap Growth .........     Class B 1.40%       $  10.09                11,279
AXA Premier VIP Mid Cap Growth .........     Class B 1.50%       $  12.38                 3,750
AXA Premier VIP Mid Cap Growth .........     Class B 1.55%       $  10.03                   663
AXA Premier VIP Mid Cap Growth .........     Class B 1.60%       $  10.01                 5,281
AXA Premier VIP Mid Cap Growth .........     Class B 1.65%       $  12.33                 2,515
AXA Premier VIP Mid Cap Growth .........     Class B 1.70%       $   9.96                 1,075
AXA Premier VIP Mid Cap Growth .........     Class B 1.80%       $   9.92                    36
AXA Premier VIP Mid Cap Growth .........     Class B 1.90%       $   9.88                    18
AXA Premier VIP Mid Cap Value ..........     Class B 0.50%       $  12.73                    --
AXA Premier VIP Mid Cap Value ..........     Class B 0.95%       $  12.50                     7
AXA Premier VIP Mid Cap Value ..........     Class B 1.20%       $  12.38                 5,098
AXA Premier VIP Mid Cap Value ..........     Class B 1.25%       $  13.27                 2,263
AXA Premier VIP Mid Cap Value ..........     Class B 1.35%       $  12.30                   911
AXA Premier VIP Mid Cap Value ..........     Class B 1.40%       $  12.28                 8,958
AXA Premier VIP Mid Cap Value ..........     Class B 1.50%       $  13.19                 3,833
AXA Premier VIP Mid Cap Value ..........     Class B 1.55%       $  12.20                   550
AXA Premier VIP Mid Cap Value ..........     Class B 1.60%       $  12.18                 4,432
AXA Premier VIP Mid Cap Value ..........     Class B 1.65%       $  13.15                 2,566
AXA Premier VIP Mid Cap Value ..........     Class B 1.70%       $  12.13                   876
AXA Premier VIP Mid Cap Value ..........     Class B 1.80%       $  12.08                    44
AXA Premier VIP Mid Cap Value ..........     Class B 1.90%       $  12.03                    10
AXA Premier VIP Technology .............     Class B 0.50%       $  10.36                    --
AXA Premier VIP Technology .............     Class B 0.95%       $  10.18                    23
AXA Premier VIP Technology .............     Class B 1.20%       $  10.07                 2,975
AXA Premier VIP Technology .............     Class B 1.25%       $  11.76                 1,745
AXA Premier VIP Technology .............     Class B 1.35%       $  10.01                 1,024
AXA Premier VIP Technology .............     Class B 1.40%       $   9.99                 6,644
AXA Premier VIP Technology .............     Class B 1.50%       $  11.69                 3,246
AXA Premier VIP Technology .............     Class B 1.55%       $   9.93                 2,792
AXA Premier VIP Technology .............     Class B 1.60%       $   9.91                 4,090
AXA Premier VIP Technology .............     Class B 1.65%       $  11.65                 1,431
AXA Premier VIP Technology .............     Class B 1.70%       $   9.87                   311
AXA Premier VIP Technology .............     Class B 1.80%       $   9.83                    25
AXA Premier VIP Technology .............     Class B 1.90%       $   9.79                    11
EQ/Alliance Common Stock ...............     Class B 0.50%       $ 316.20                    --
EQ/Alliance Common Stock ...............     Class B 0.95%       $ 276.12                     2
EQ/Alliance Common Stock ...............     Class B 1.20%       $ 256.01                   545
EQ/Alliance Common Stock ...............     Class B 1.25%       $  12.69                 9,642
EQ/Alliance Common Stock ...............     Class B 1.35%       $ 244.64                 1,138
EQ/Alliance Common Stock ...............     Class B 1.40%       $ 240.95                   838
EQ/Alliance Common Stock ...............     Class B 1.50%       $  12.62                18,381
EQ/Alliance Common Stock ...............     Class B 1.55%       $ 230.23                   370
EQ/Alliance Common Stock ...............     Class B 1.60%       $ 226.77                   586
EQ/Alliance Common Stock ...............     Class B 1.65%       $  12.58                 5,402
EQ/Alliance Common Stock ...............     Class B 1.70%       $ 219.99                    73
EQ/Alliance Common Stock ...............     Class B 1.80%       $ 213.39                     4
EQ/Alliance Common Stock ...............     Class B 1.90%       $ 206.99                     2
EQ/Alliance Growth and Income ..........     Class B 0.50%       $  32.70                    --
EQ/Alliance Growth and Income ..........     Class B 0.95%       $  30.93                     1
EQ/Alliance Growth and Income ..........     Class B 1.20%       $  29.99                 4,757
EQ/Alliance Growth and Income ..........     Class B 1.25%       $  12.64                 6,550

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/Alliance Growth and Income ..........................     Class B 1.35%        $ 29.44                   841
EQ/Alliance Growth and Income ..........................     Class B 1.40%        $ 29.26                 6,841
EQ/Alliance Growth and Income ..........................     Class B 1.50%        $ 12.57                10,255
EQ/Alliance Growth and Income ..........................     Class B 1.55%        $ 28.72                   557
EQ/Alliance Growth and Income ..........................     Class B 1.60%        $ 28.54                 3,197
EQ/Alliance Growth and Income ..........................     Class B 1.65%        $ 12.53                 4,328
EQ/Alliance Growth and Income ..........................     Class B 1.70%        $ 28.19                   618
EQ/Alliance Growth and Income ..........................     Class B 1.80%        $ 27.84                    37
EQ/Alliance Growth and Income ..........................     Class B 1.90%        $ 27.49                    10
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%        $ 21.14                    --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%        $ 19.77                     3
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%        $ 19.05                 3,491
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%        $ 10.17                 1,844
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%        $ 18.62                 1,100
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%        $ 18.49                 5,175
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%        $ 10.11                 2,914
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%        $ 18.07                   873
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%        $ 17.94                 2,881
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%        $ 10.07                 1,398
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%        $ 17.67                   481
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%        $ 17.41                     7
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%        $ 17.15                     3
EQ/Alliance International ..............................     Class B 0.50%        $ 16.58                    --
EQ/Alliance International ..............................     Class B 0.95%        $ 15.79                     8
EQ/Alliance International ..............................     Class B 1.20%        $ 15.37                 5,792
EQ/Alliance International ..............................     Class B 1.25%        $ 14.88                 5,355
EQ/Alliance International ..............................     Class B 1.35%        $ 15.12                 2,553
EQ/Alliance International ..............................     Class B 1.40%        $ 15.04                 8,041
EQ/Alliance International ..............................     Class B 1.50%        $ 14.80                 7,171
EQ/Alliance International ..............................     Class B 1.55%        $ 14.79                 1,000
EQ/Alliance International ..............................     Class B 1.60%        $ 14.71                 4,498
EQ/Alliance International ..............................     Class B 1.65%        $ 14.74                 3,716
EQ/Alliance International ..............................     Class B 1.70%        $ 14.55                 1,037
EQ/Alliance International ..............................     Class B 1.80%        $ 14.39                    27
EQ/Alliance International ..............................     Class B 1.90%        $ 14.24                    16
EQ/Alliance Large Cap Growth ...........................     Class B 0.50%        $  7.55                    --
EQ/Alliance Large Cap Growth ...........................     Class B 0.95%        $  7.32                    66
EQ/Alliance Large Cap Growth ...........................     Class B 1.20%        $  7.20                 5,789
EQ/Alliance Large Cap Growth ...........................     Class B 1.25%        $ 12.58                 1,804
EQ/Alliance Large Cap Growth ...........................     Class B 1.35%        $  7.13                 8,379
EQ/Alliance Large Cap Growth ...........................     Class B 1.40%        $  7.10                 8,965
EQ/Alliance Large Cap Growth ...........................     Class B 1.50%        $ 12.51                 2,395
EQ/Alliance Large Cap Growth ...........................     Class B 1.55%        $  7.03                 9,117
EQ/Alliance Large Cap Growth ...........................     Class B 1.60%        $  7.01                14,352
EQ/Alliance Large Cap Growth ...........................     Class B 1.65%        $ 12.46                 1,386
EQ/Alliance Large Cap Growth ...........................     Class B 1.70%        $  6.96                 1,055
EQ/Alliance Large Cap Growth ...........................     Class B 1.80%        $  6.91                   205
EQ/Alliance Large Cap Growth ...........................     Class B 1.90%        $  6.86                    86
EQ/Alliance Quality Bond ...............................     Class B 0.50%        $ 17.77                    --
EQ/Alliance Quality Bond ...............................     Class B 0.95%        $ 16.81                     2
EQ/Alliance Quality Bond ...............................     Class B 1.20%        $ 16.29                 4,057
EQ/Alliance Quality Bond ...............................     Class B 1.25%        $ 10.54                 3,152
EQ/Alliance Quality Bond ...............................     Class B 1.35%        $ 15.99                   574
EQ/Alliance Quality Bond ...............................     Class B 1.40%        $ 15.90                 6,473
EQ/Alliance Quality Bond ...............................     Class B 1.50%        $ 10.47                 5,266
EQ/Alliance Quality Bond ...............................     Class B 1.55%        $ 15.60                   455

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                  Contract charges     Unit Value     Units Outstanding (000's)
                                                 ------------------   ------------   --------------------------
EQ/Alliance Quality Bond .....................     Class B 1.60%        $ 15.50                 2,753
EQ/Alliance Quality Bond .....................     Class B 1.65%        $ 10.44                 2,303
EQ/Alliance Quality Bond .....................     Class B 1.70%        $ 15.31                   573
EQ/Alliance Quality Bond .....................     Class B 1.80%        $ 15.12                     9
EQ/Alliance Quality Bond .....................     Class B 1.90%        $ 14.94                    24
EQ/Alliance Small Cap Growth .................     Class B 0.50%        $ 18.20                    --
EQ/Alliance Small Cap Growth .................     Class B 0.95%        $ 17.50                    25
EQ/Alliance Small Cap Growth .................     Class B 1.20%        $ 17.12                 3,815
EQ/Alliance Small Cap Growth .................     Class B 1.25%        $ 13.35                 2,764
EQ/Alliance Small Cap Growth .................     Class B 1.35%        $ 16.90                 4,499
EQ/Alliance Small Cap Growth .................     Class B 1.40%        $ 16.82                 5,243
EQ/Alliance Small Cap Growth .................     Class B 1.50%        $ 13.27                 3,772
EQ/Alliance Small Cap Growth .................     Class B 1.55%        $ 16.60                 1,979
EQ/Alliance Small Cap Growth .................     Class B 1.60%        $ 16.53                 3,839
EQ/Alliance Small Cap Growth .................     Class B 1.65%        $ 13.22                 1,783
EQ/Alliance Small Cap Growth .................     Class B 1.70%        $ 16.39                   372
EQ/Alliance Small Cap Growth .................     Class B 1.80%        $ 16.24                    27
EQ/Alliance Small Cap Growth .................     Class B 1.90%        $ 16.10                    15
EQ/Ariel Appreciation II .....................     Class B 0.50%        $ 10.38                    --
EQ/Ariel Appreciation II .....................     Class B 0.95%        $ 10.37                    --
EQ/Ariel Appreciation II .....................     Class B 1.20%        $ 10.37                     9
EQ/Ariel Appreciation II .....................     Class B 1.25%        $ 10.36                    76
EQ/Ariel Appreciation II .....................     Class B 1.35%        $ 10.49                     2
EQ/Ariel Appreciation II .....................     Class B 1.40%        $ 10.36                    63
EQ/Ariel Appreciation II .....................     Class B 1.50%        $ 10.36                   149
EQ/Ariel Appreciation II .....................     Class B 1.55%        $ 10.36                    --
EQ/Ariel Appreciation II .....................     Class B 1.60%        $ 10.36                    53
EQ/Ariel Appreciation II .....................     Class B 1.65%        $ 10.35                   118
EQ/Ariel Appreciation II .....................     Class B 1.70%        $ 10.35                    40
EQ/Ariel Appreciation II .....................     Class B 1.80%        $ 10.35                    --
EQ/Ariel Appreciation II .....................     Class B 1.90%        $ 10.35                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.50%        $  8.59                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.95%        $  8.32                     1
EQ/Bear Stearns Small Company Growth .........     Class B 1.20%        $  8.17                   554
EQ/Bear Stearns Small Company Growth .........     Class B 1.25%        $  8.15                 1,820
EQ/Bear Stearns Small Company Growth .........     Class B 1.35%        $  8.09                   287
EQ/Bear Stearns Small Company Growth .........     Class B 1.40%        $  8.06                 1,311
EQ/Bear Stearns Small Company Growth .........     Class B 1.50%        $  8.00                 2,774
EQ/Bear Stearns Small Company Growth .........     Class B 1.55%        $  7.97                   195
EQ/Bear Stearns Small Company Growth .........     Class B 1.60%        $  7.94                   410
EQ/Bear Stearns Small Company Growth .........     Class B 1.65%        $  7.91                 1,416
EQ/Bear Stearns Small Company Growth .........     Class B 1.70%        $  7.89                   242
EQ/Bear Stearns Small Company Growth .........     Class B 1.80%        $  7.83                    --
EQ/Bear Stearns Small Company Growth .........     Class B 1.90%        $  7.77                    --
EQ/Bernstein Diversified Value ...............     Class B 0.50%        $ 16.05                    --
EQ/Bernstein Diversified Value ...............     Class B 0.95%        $ 15.48                    46
EQ/Bernstein Diversified Value ...............     Class B 1.20%        $ 15.17                14,461
EQ/Bernstein Diversified Value ...............     Class B 1.25%        $ 12.77                 9,974
EQ/Bernstein Diversified Value ...............     Class B 1.35%        $ 14.99                 8,002
EQ/Bernstein Diversified Value ...............     Class B 1.40%        $ 14.93                21,943
EQ/Bernstein Diversified Value ...............     Class B 1.50%        $ 12.69                14,454
EQ/Bernstein Diversified Value ...............     Class B 1.55%        $ 14.75                 5,091
EQ/Bernstein Diversified Value ...............     Class B 1.60%        $ 14.69                15,585
EQ/Bernstein Diversified Value ...............     Class B 1.65%        $ 12.65                 9,522
EQ/Bernstein Diversified Value ...............     Class B 1.70%        $ 14.57                 2,363
EQ/Bernstein Diversified Value ...............     Class B 1.80%        $ 14.45                   149

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 1.90%        $ 14.33                    28
EQ/Boston Advisors Equity Income ..........     Class B 0.50%        $  6.30                    --
EQ/Boston Advisors Equity Income ..........     Class B 0.95%        $  6.10                     4
EQ/Boston Advisors Equity Income ..........     Class B 1.20%        $  5.99                 1,681
EQ/Boston Advisors Equity Income ..........     Class B 1.25%        $  5.97                 3,884
EQ/Boston Advisors Equity Income ..........     Class B 1.35%        $  5.92                   983
EQ/Boston Advisors Equity Income ..........     Class B 1.40%        $  5.90                 3,461
EQ/Boston Advisors Equity Income ..........     Class B 1.50%        $  5.86                 7,594
EQ/Boston Advisors Equity Income ..........     Class B 1.55%        $  5.84                   536
EQ/Boston Advisors Equity Income ..........     Class B 1.60%        $  5.82                 1,277
EQ/Boston Advisors Equity Income ..........     Class B 1.65%        $  5.80                 3,177
EQ/Boston Advisors Equity Income ..........     Class B 1.70%        $  5.78                   326
EQ/Boston Advisors Equity Income ..........     Class B 1.80%        $  5.74                     3
EQ/Boston Advisors Equity Income ..........     Class B 1.90%        $  5.69                    24
EQ/Calvert Socially Responsible ...........     Class B 0.50%        $  9.20                    --
EQ/Calvert Socially Responsible ...........     Class B 0.95%        $  8.93                    --
EQ/Calvert Socially Responsible ...........     Class B 1.20%        $  8.79                   723
EQ/Calvert Socially Responsible ...........     Class B 1.25%        $ 11.53                   679
EQ/Calvert Socially Responsible ...........     Class B 1.35%        $  8.71                   557
EQ/Calvert Socially Responsible ...........     Class B 1.40%        $  8.68                   933
EQ/Calvert Socially Responsible ...........     Class B 1.50%        $ 11.47                   570
EQ/Calvert Socially Responsible ...........     Class B 1.55%        $  8.60                    65
EQ/Calvert Socially Responsible ...........     Class B 1.60%        $  8.57                   468
EQ/Calvert Socially Responsible ...........     Class B 1.65%        $ 11.43                   571
EQ/Calvert Socially Responsible ...........     Class B 1.70%        $  8.51                   314
EQ/Calvert Socially Responsible ...........     Class B 1.80%        $  8.46                     3
EQ/Calvert Socially Responsible ...........     Class B 1.90%        $  8.40                    --
EQ/Capital Guardian Growth ................     Class B 0.50%        $ 13.33                    --
EQ/Capital Guardian Growth ................     Class B 0.95%        $ 12.82                     5
EQ/Capital Guardian Growth ................     Class B 1.20%        $ 12.54                 2,062
EQ/Capital Guardian Growth ................     Class B 1.25%        $ 11.27                 1,914
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 12.38                 8,004
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 12.32                 2,074
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.21                 1,697
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.16                 2,470
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.11                 2,581
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.17                 2,419
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.00                   351
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 11.90                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 11.79                     3
EQ/Capital Guardian International .........     Class B 0.50%        $ 13.07                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 12.68                    49
EQ/Capital Guardian International .........     Class B 1.20%        $ 12.47                 7,621
EQ/Capital Guardian International .........     Class B 1.25%        $ 14.52                 5,898
EQ/Capital Guardian International .........     Class B 1.35%        $ 12.35                 3,695
EQ/Capital Guardian International .........     Class B 1.40%        $ 12.30                 9,574
EQ/Capital Guardian International .........     Class B 1.50%        $ 14.43                 5,867
EQ/Capital Guardian International .........     Class B 1.55%        $ 12.18                 2,599
EQ/Capital Guardian International .........     Class B 1.60%        $ 12.14                11,032
EQ/Capital Guardian International .........     Class B 1.65%        $ 14.38                 7,243
EQ/Capital Guardian International .........     Class B 1.70%        $ 12.06                 2,337
EQ/Capital Guardian International .........     Class B 1.80%        $ 11.97                    54
EQ/Capital Guardian International .........     Class B 1.90%        $ 11.89                    31
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 12.52                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 12.15                    51
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 11.95                 7,166

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 12.31                 4,008
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 11.83                13,004
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 11.78                 7,742
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 12.24                 4,062
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 11.67                 5,540
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 11.63                11,228
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 12.20                 4,879
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 11.55                 1,585
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 11.47                    82
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 11.40                    23
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 12.28                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 11.92                    31
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 11.72                13,164
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 12.20                 7,792
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 11.60                 5,254
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 11.56                15,157
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 12.13                 7,494
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 11.44                 3,879
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 11.40                14,266
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 12.09                 7,725
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 11.33                 2,349
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 11.25                   106
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 11.17                    30
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 10.46                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 10.42                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 10.41                   161
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 10.40                   732
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 10.40                    18
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 10.39                   277
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 10.39                 1,183
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 10.38                    65
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 10.38                   113
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 10.38                   563
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 10.37                    81
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.37                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.36                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 29.22                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 27.69                    11
EQ/Equity 500 Index .......................     Class B 1.20%        $ 26.88                 8,383
EQ/Equity 500 Index .......................     Class B 1.25%        $ 12.09                10,047
EQ/Equity 500 Index .......................     Class B 1.35%        $ 26.40                 8,100
EQ/Equity 500 Index .......................     Class B 1.40%        $ 26.24                11,790
EQ/Equity 500 Index .......................     Class B 1.50%        $ 12.02                14,502
EQ/Equity 500 Index .......................     Class B 1.55%        $ 25.77                 3,726
EQ/Equity 500 Index .......................     Class B 1.60%        $ 25.62                10,127
EQ/Equity 500 Index .......................     Class B 1.65%        $ 11.98                 7,495
EQ/Equity 500 Index .......................     Class B 1.70%        $ 25.31                 1,604
EQ/Equity 500 Index .......................     Class B 1.80%        $ 25.01                   249
EQ/Equity 500 Index .......................     Class B 1.90%        $ 24.71                    18
EQ/Evergreen International Bond ...........     Class B 0.50%        $  9.77                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $  9.76                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.75                    38
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.75                   100
EQ/Evergreen International Bond ...........     Class B 1.35%        $  9.82                    16
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.75                    48
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.75                   228

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Evergreen International Bond ..........     Class B 1.55%        $  9.74                     9
EQ/Evergreen International Bond ..........     Class B 1.60%        $  9.74                    36
EQ/Evergreen International Bond ..........     Class B 1.65%        $  9.74                   172
EQ/Evergreen International Bond ..........     Class B 1.70%        $  9.74                     8
EQ/Evergreen International Bond ..........     Class B 1.80%        $  9.74                     4
EQ/Evergreen International Bond ..........     Class B 1.90%        $  9.74                    --
EQ/Evergreen Omega .......................     Class B 0.50%        $  9.07                    --
EQ/Evergreen Omega .......................     Class B 0.95%        $  8.79                     9
EQ/Evergreen Omega .......................     Class B 1.20%        $  8.63                 2,770
EQ/Evergreen Omega .......................     Class B 1.25%        $ 11.61                 1,920
EQ/Evergreen Omega .......................     Class B 1.35%        $  8.54                   431
EQ/Evergreen Omega .......................     Class B 1.40%        $  8.51                 3,403
EQ/Evergreen Omega .......................     Class B 1.50%        $ 11.54                 2,383
EQ/Evergreen Omega .......................     Class B 1.55%        $  8.42                   349
EQ/Evergreen Omega .......................     Class B 1.60%        $  8.39                 2,184
EQ/Evergreen Omega .......................     Class B 1.65%        $ 11.50                 1,528
EQ/Evergreen Omega .......................     Class B 1.70%        $  8.33                   280
EQ/Evergreen Omega .......................     Class B 1.80%        $  8.27                     6
EQ/Evergreen Omega .......................     Class B 1.90%        $  8.21                     7
EQ/FI Mid Cap ............................     Class B 0.50%        $ 12.23                    --
EQ/FI Mid Cap ............................     Class B 0.95%        $ 11.94                    39
EQ/FI Mid Cap ............................     Class B 1.20%        $ 11.78                12,783
EQ/FI Mid Cap ............................     Class B 1.25%        $ 13.66                 6,968
EQ/FI Mid Cap ............................     Class B 1.35%        $ 11.69                 2,752
EQ/FI Mid Cap ............................     Class B 1.40%        $ 11.66                16,419
EQ/FI Mid Cap ............................     Class B 1.50%        $ 13.58                 9,581
EQ/FI Mid Cap ............................     Class B 1.55%        $ 11.56                 4,297
EQ/FI Mid Cap ............................     Class B 1.60%        $ 11.53                10,309
EQ/FI Mid Cap ............................     Class B 1.65%        $ 13.53                 5,920
EQ/FI Mid Cap ............................     Class B 1.70%        $ 11.47                 1,556
EQ/FI Mid Cap ............................     Class B 1.80%        $ 11.41                    89
EQ/FI Mid Cap ............................     Class B 1.90%        $ 11.35                    16
EQ/FI Mid Cap Value ......................     Class B 0.50%        $ 17.04                    --
EQ/FI Mid Cap Value ......................     Class B 0.95%        $ 16.38                    13
EQ/FI Mid Cap Value ......................     Class B 1.20%        $ 16.03                 8,724
EQ/FI Mid Cap Value ......................     Class B 1.25%        $ 14.15                 6,055
EQ/FI Mid Cap Value ......................     Class B 1.35%        $ 15.82                 2,388
EQ/FI Mid Cap Value ......................     Class B 1.40%        $ 15.75                12,611
EQ/FI Mid Cap Value ......................     Class B 1.50%        $ 14.06                 8,875
EQ/FI Mid Cap Value ......................     Class B 1.55%        $ 15.54                 3,279
EQ/FI Mid Cap Value ......................     Class B 1.60%        $ 15.47                 7,278
EQ/FI Mid Cap Value ......................     Class B 1.65%        $ 14.02                 4,526
EQ/FI Mid Cap Value ......................     Class B 1.70%        $ 15.34                 1,107
EQ/FI Mid Cap Value ......................     Class B 1.80%        $ 15.20                    73
EQ/FI Mid Cap Value ......................     Class B 1.90%        $ 15.07                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 0.50%        $ 10.56                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 0.95%        $ 10.53                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.20%        $ 10.51                    81
EQ/GAMCO Mergers and Acquisition .........     Class B 1.25%        $ 10.51                   475
EQ/GAMCO Mergers and Acquisition .........     Class B 1.35%        $ 10.50                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 1.40%        $ 10.50                   348
EQ/GAMCO Mergers and Acquisition .........     Class B 1.50%        $ 10.49                   749
EQ/GAMCO Mergers and Acquisition .........     Class B 1.55%        $ 10.49                    11
EQ/GAMCO Mergers and Acquisition .........     Class B 1.60%        $ 10.49                   107
EQ/GAMCO Mergers and Acquisition .........     Class B 1.65%        $ 10.48                   442
EQ/GAMCO Mergers and Acquisition .........     Class B 1.70%        $ 10.48                    77

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/GAMCO Mergers and Acquisition .........     Class B 1.80%        $ 10.47                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.90%        $ 10.46                    --
EQ/GAMCO Small Company Value .............     Class B 0.50%        $ 27.24                    --
EQ/GAMCO Small Company Value .............     Class B 0.95%        $ 25.17                    --
EQ/GAMCO Small Company Value .............     Class B 1.20%        $ 24.09                   297
EQ/GAMCO Small Company Value .............     Class B 1.25%        $ 23.87                 1,166
EQ/GAMCO Small Company Value .............     Class B 1.35%        $ 23.46                   170
EQ/GAMCO Small Company Value .............     Class B 1.40%        $ 23.25                   626
EQ/GAMCO Small Company Value .............     Class B 1.50%        $ 22.84                 2,015
EQ/GAMCO Small Company Value .............     Class B 1.55%        $ 22.64                   111
EQ/GAMCO Small Company Value .............     Class B 1.60%        $ 22.44                   339
EQ/GAMCO Small Company Value .............     Class B 1.65%        $ 22.24                   802
EQ/GAMCO Small Company Value .............     Class B 1.70%        $ 22.05                    79
EQ/GAMCO Small Company Value .............     Class B 1.80%        $ 21.66                    --
EQ/GAMCO Small Company Value .............     Class B 1.90%        $ 21.28                     6
EQ/International Growth ..................     Class B 0.50%        $ 11.56                    --
EQ/International Growth ..................     Class B 0.95%        $ 11.53                    --
EQ/International Growth ..................     Class B 1.20%        $ 11.51                    40
EQ/International Growth ..................     Class B 1.25%        $ 11.51                   358
EQ/International Growth ..................     Class B 1.35%        $ 11.50                    28
EQ/International Growth ..................     Class B 1.40%        $ 11.49                    65
EQ/International Growth ..................     Class B 1.50%        $ 11.49                   371
EQ/International Growth ..................     Class B 1.55%        $ 11.48                     5
EQ/International Growth ..................     Class B 1.60%        $ 11.48                    98
EQ/International Growth ..................     Class B 1.65%        $ 11.48                   373
EQ/International Growth ..................     Class B 1.70%        $ 11.47                    56
EQ/International Growth ..................     Class B 1.80%        $ 11.46                    --
EQ/International Growth ..................     Class B 1.90%        $ 11.46                    --
EQ/Janus Large Cap Growth ................     Class B 0.50%        $  6.67                    --
EQ/Janus Large Cap Growth ................     Class B 0.95%        $  6.51                    23
EQ/Janus Large Cap Growth ................     Class B 1.20%        $  6.43                 5,457
EQ/Janus Large Cap Growth ................     Class B 1.25%        $ 12.29                 1,330
EQ/Janus Large Cap Growth ................     Class B 1.35%        $  6.38                 1,270
EQ/Janus Large Cap Growth ................     Class B 1.40%        $  6.36                 7,526
EQ/Janus Large Cap Growth ................     Class B 1.50%        $ 12.22                 2,328
EQ/Janus Large Cap Growth ................     Class B 1.55%        $  6.31                 5,127
EQ/Janus Large Cap Growth ................     Class B 1.60%        $  6.29                 6,287
EQ/Janus Large Cap Growth ................     Class B 1.65%        $ 12.18                 1,201
EQ/Janus Large Cap Growth ................     Class B 1.70%        $  6.26                   788
EQ/Janus Large Cap Growth ................     Class B 1.80%        $  6.22                    57
EQ/Janus Large Cap Growth ................     Class B 1.90%        $  6.19                    35
EQ/JPMorgan Core Bond ....................     Class B 0.50%        $ 14.95                    --
EQ/JPMorgan Core Bond ....................     Class B 0.95%        $ 14.42                    28
EQ/JPMorgan Core Bond ....................     Class B 1.20%        $ 14.13                11,494
EQ/JPMorgan Core Bond ....................     Class B 1.25%        $ 10.60                10,091
EQ/JPMorgan Core Bond ....................     Class B 1.35%        $ 13.96                 8,972
EQ/JPMorgan Core Bond ....................     Class B 1.40%        $ 13.90                17,324
EQ/JPMorgan Core Bond ....................     Class B 1.50%        $ 10.53                13,723
EQ/JPMorgan Core Bond ....................     Class B 1.55%        $ 13.73                 8,015
EQ/JPMorgan Core Bond ....................     Class B 1.60%        $ 13.68                14,021
EQ/JPMorgan Core Bond ....................     Class B 1.65%        $ 10.50                 7,995
EQ/JPMorgan Core Bond ....................     Class B 1.70%        $ 13.57                 1,527
EQ/JPMorgan Core Bond ....................     Class B 1.80%        $ 13.46                   207
EQ/JPMorgan Core Bond ....................     Class B 1.90%        $ 13.35                    51
EQ/JPMorgan Value Opportunities ..........     Class B 0.50%        $ 14.58                    --
EQ/JPMorgan Value Opportunities ..........     Class B 0.95%        $ 14.01                    14

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/JPMorgan Value Opportunities ..........     Class B 1.20%        $ 13.71                 3,795
EQ/JPMorgan Value Opportunities ..........     Class B 1.25%        $ 12.34                 1,298
EQ/JPMorgan Value Opportunities ..........     Class B 1.35%        $ 13.53                13,350
EQ/JPMorgan Value Opportunities ..........     Class B 1.40%        $ 13.47                 4,419
EQ/JPMorgan Value Opportunities ..........     Class B 1.50%        $ 12.27                 1,359
EQ/JPMorgan Value Opportunities ..........     Class B 1.55%        $ 13.30                 4,589
EQ/JPMorgan Value Opportunities ..........     Class B 1.60%        $ 13.24                 4,803
EQ/JPMorgan Value Opportunities ..........     Class B 1.65%        $ 12.22                 1,018
EQ/JPMorgan Value Opportunities ..........     Class B 1.70%        $ 13.12                   347
EQ/JPMorgan Value Opportunities ..........     Class B 1.80%        $ 13.01                    93
EQ/JPMorgan Value Opportunities ..........     Class B 1.90%        $ 12.89                    17
EQ/Lazard Small Cap Value ................     Class B 0.50%        $ 18.39                    --
EQ/Lazard Small Cap Value ................     Class B 0.95%        $ 17.74                    15
EQ/Lazard Small Cap Value ................     Class B 1.20%        $ 17.38                 7,963
EQ/Lazard Small Cap Value ................     Class B 1.25%        $ 13.08                 6,948
EQ/Lazard Small Cap Value ................     Class B 1.35%        $ 17.17                 5,204
EQ/Lazard Small Cap Value ................     Class B 1.40%        $ 17.10                10,810
EQ/Lazard Small Cap Value ................     Class B 1.50%        $ 13.01                 9,487
EQ/Lazard Small Cap Value ................     Class B 1.55%        $ 16.89                 2,629
EQ/Lazard Small Cap Value ................     Class B 1.60%        $ 16.83                 6,888
EQ/Lazard Small Cap Value ................     Class B 1.65%        $ 12.96                 5,307
EQ/Lazard Small Cap Value ................     Class B 1.70%        $ 16.69                   991
EQ/Lazard Small Cap Value ................     Class B 1.80%        $ 16.55                    90
EQ/Lazard Small Cap Value ................     Class B 1.90%        $ 16.42                    26
EQ/Legg Mason Value Equity ...............     Class B 0.50%        $ 10.66                    --
EQ/Legg Mason Value Equity ...............     Class B 0.95%        $ 10.65                    --
EQ/Legg Mason Value Equity ...............     Class B 1.20%        $ 10.64                    93
EQ/Legg Mason Value Equity ...............     Class B 1.25%        $ 10.64                   386
EQ/Legg Mason Value Equity ...............     Class B 1.35%        $ 10.80                    41
EQ/Legg Mason Value Equity ...............     Class B 1.40%        $ 10.64                   315
EQ/Legg Mason Value Equity ...............     Class B 1.50%        $ 10.64                   614
EQ/Legg Mason Value Equity ...............     Class B 1.55%        $ 10.64                   113
EQ/Legg Mason Value Equity ...............     Class B 1.60%        $ 10.63                   195
EQ/Legg Mason Value Equity ...............     Class B 1.65%        $ 10.63                   563
EQ/Legg Mason Value Equity ...............     Class B 1.70%        $ 10.63                   144
EQ/Legg Mason Value Equity ...............     Class B 1.80%        $ 10.63                    --
EQ/Legg Mason Value Equity ...............     Class B 1.90%        $ 10.63                    --
EQ/Long Term Bond ........................     Class B 0.50%        $ 10.06                    --
EQ/Long Term Bond ........................     Class B 0.95%        $ 10.03                    --
EQ/Long Term Bond ........................     Class B 1.20%        $ 10.01                   139
EQ/Long Term Bond ........................     Class B 1.25%        $ 10.01                   753
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.00                    55
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.00                   420
EQ/Long Term Bond ........................     Class B 1.50%        $  9.99                 1,556
EQ/Long Term Bond ........................     Class B 1.55%        $  9.99                    30
EQ/Long Term Bond ........................     Class B 1.60%        $  9.98                   431
EQ/Long Term Bond ........................     Class B 1.65%        $  9.98                   743
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   173
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.96                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 10.66                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 10.63                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 10.61                    94
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 10.61                   757
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 10.60                    93
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 10.59                   171

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 10.59                   807
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 10.58                    58
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 10.58                   135
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 10.58                   874
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 10.57                    83
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 10.57                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 10.56                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 10.62                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 10.59                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 10.57                    54
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 10.57                   415
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 10.56                    74
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 10.56                   153
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 10.55                   534
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 10.55                    45
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 10.54                   132
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 10.54                   527
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 10.54                    84
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 10.53                     4
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 10.52                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 11.21                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 11.18                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 11.16                   444
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 11.16                 1,971
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 11.15                   210
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 11.14                   890
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 11.14                 2,560
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 11.13                   120
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 11.13                   490
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 11.13                 2,163
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 11.12                   290
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 11.11                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 11.11                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 15.82                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 15.51                     7
EQ/Marsico Focus .........................     Class B 1.20%        $ 15.34                14,341
EQ/Marsico Focus .........................     Class B 1.25%        $ 12.63                12,004
EQ/Marsico Focus .........................     Class B 1.35%        $ 15.24                 2,123
EQ/Marsico Focus .........................     Class B 1.40%        $ 15.21                20,640
EQ/Marsico Focus .........................     Class B 1.50%        $ 12.56                14,932
EQ/Marsico Focus .........................     Class B 1.55%        $ 15.11                 1,390
EQ/Marsico Focus .........................     Class B 1.60%        $ 15.07                11,276
EQ/Marsico Focus .........................     Class B 1.65%        $ 12.51                11,881
EQ/Marsico Focus .........................     Class B 1.70%        $ 15.01                 2,354
EQ/Marsico Focus .........................     Class B 1.80%        $ 14.94                    73
EQ/Marsico Focus .........................     Class B 1.90%        $ 14.88                     5
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 21.84                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 21.00                     3
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 20.54                 5,635
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 12.14                 6,492
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 20.27                 3,782
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 20.18                 7,988
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 12.06                 8,863
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 19.92                 1,147
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 19.83                 4,227
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 12.02                 4,888

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 19.66                   849
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 19.49                    56
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 19.32                    19
EQ/Mercury International Value ...........     Class B 0.50%        $ 19.90                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 19.13                    36
EQ/Mercury International Value ...........     Class B 1.20%        $ 18.71                 4,933
EQ/Mercury International Value ...........     Class B 1.25%        $ 14.61                 5,025
EQ/Mercury International Value ...........     Class B 1.35%        $ 18.47                 7,759
EQ/Mercury International Value ...........     Class B 1.40%        $ 18.39                 6,535
EQ/Mercury International Value ...........     Class B 1.50%        $ 14.52                 7,184
EQ/Mercury International Value ...........     Class B 1.55%        $ 18.15                 3,145
EQ/Mercury International Value ...........     Class B 1.60%        $ 18.07                 4,992
EQ/Mercury International Value ...........     Class B 1.65%        $ 14.47                 4,026
EQ/Mercury International Value ...........     Class B 1.70%        $ 17.91                   782
EQ/Mercury International Value ...........     Class B 1.80%        $ 17.75                    61
EQ/Mercury International Value ...........     Class B 1.90%        $ 17.60                    10
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 15.29                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 14.70                    29
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 14.38                 1,516
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 12.27                   992
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 14.19                 6,697
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 14.13                 2,081
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.20                 1,605
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 13.94                 2,422
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 13.88                 3,566
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.16                   705
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 13.76                   184
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 13.64                    10
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 13.52                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 10.08                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $  9.77                     6
EQ/MFS Investors Trust ...................     Class B 1.20%        $  9.60                 3,821
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 12.32                 1,065
EQ/MFS Investors Trust ...................     Class B 1.35%        $  9.49                 4,802
EQ/MFS Investors Trust ...................     Class B 1.40%        $  9.46                 4,535
EQ/MFS Investors Trust ...................     Class B 1.50%        $ 12.25                 1,164
EQ/MFS Investors Trust ...................     Class B 1.55%        $  9.36                 4,965
EQ/MFS Investors Trust ...................     Class B 1.60%        $  9.33                 7,849
EQ/MFS Investors Trust ...................     Class B 1.65%        $ 12.21                 1,271
EQ/MFS Investors Trust ...................     Class B 1.70%        $  9.26                   603
EQ/MFS Investors Trust ...................     Class B 1.80%        $  9.20                    76
EQ/MFS Investors Trust ...................     Class B 1.90%        $  9.13                     6
EQ/Money Market ..........................     Class B 0.00%        $ 39.77                   162
EQ/Money Market ..........................     Class B 0.50%        $ 35.18                    --
EQ/Money Market ..........................     Class B 0.95%        $ 31.50                    11
EQ/Money Market ..........................     Class B 1.20%        $ 29.61                 1,411
EQ/Money Market ..........................     Class B 1.25%        $ 10.06                 2,172
EQ/Money Market ..........................     Class B 1.35%        $ 28.53                 2,619
EQ/Money Market ..........................     Class B 1.40%        $ 28.17                 2,307
EQ/Money Market ..........................     Class B 1.50%        $ 10.00                 6,802
EQ/Money Market ..........................     Class B 1.55%        $ 27.14                 1,954
EQ/Money Market ..........................     Class B 1.60%        $ 26.81                 4,058
EQ/Money Market ..........................     Class B 1.65%        $  9.97                 2,041
EQ/Money Market ..........................     Class B 1.70%        $ 26.15                   845
EQ/Money Market ..........................     Class B 1.80%        $ 25.51                    22
EQ/Money Market ..........................     Class B 1.90%        $ 24.88                    10

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  4.90                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  4.74                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.66                   137
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.64                 1,014
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.61                    47
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.59                   525
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.56                 1,829
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.54                    14
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.53                   172
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.51                   883
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.49                    72
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.46                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.43                    --
EQ/PIMCO Real Return ................     Class B 0.50%        $  9.99                    --
EQ/PIMCO Real Return ................     Class B 0.95%        $  9.96                    --
EQ/PIMCO Real Return ................     Class B 1.20%        $  9.94                 1,269
EQ/PIMCO Real Return ................     Class B 1.25%        $  9.94                 2,883
EQ/PIMCO Real Return ................     Class B 1.35%        $  9.93                   308
EQ/PIMCO Real Return ................     Class B 1.40%        $  9.93                 1,434
EQ/PIMCO Real Return ................     Class B 1.50%        $  9.92                 4,644
EQ/PIMCO Real Return ................     Class B 1.55%        $  9.92                   300
EQ/PIMCO Real Return ................     Class B 1.60%        $  9.92                   848
EQ/PIMCO Real Return ................     Class B 1.65%        $  9.91                 3,300
EQ/PIMCO Real Return ................     Class B 1.70%        $  9.91                   286
EQ/PIMCO Real Return ................     Class B 1.80%        $  9.90                     4
EQ/PIMCO Real Return ................     Class B 1.90%        $  9.90                     8
EQ/Short Duration Bond ..............     Class B 0.50%        $ 10.04                    --
EQ/Short Duration Bond ..............     Class B 0.95%        $ 10.01                    --
EQ/Short Duration Bond ..............     Class B 1.20%        $  9.99                   189
EQ/Short Duration Bond ..............     Class B 1.25%        $  9.99                   333
EQ/Short Duration Bond ..............     Class B 1.35%        $  9.98                    57
EQ/Short Duration Bond ..............     Class B 1.40%        $  9.98                   245
EQ/Short Duration Bond ..............     Class B 1.50%        $  9.97                   400
EQ/Short Duration Bond ..............     Class B 1.55%        $  9.97                    25
EQ/Short Duration Bond ..............     Class B 1.60%        $  9.96                   132
EQ/Short Duration Bond ..............     Class B 1.65%        $  9.96                   402
EQ/Short Duration Bond ..............     Class B 1.70%        $  9.96                    60
EQ/Short Duration Bond ..............     Class B 1.80%        $  9.95                     1
EQ/Short Duration Bond ..............     Class B 1.90%        $  9.94                     8
EQ/Small Company Index ..............     Class B 0.50%        $ 15.81                    --
EQ/Small Company Index ..............     Class B 0.95%        $ 15.25                    15
EQ/Small Company Index ..............     Class B 1.20%        $ 14.94                 3,854
EQ/Small Company Index ..............     Class B 1.25%        $ 12.84                 2,861
EQ/Small Company Index ..............     Class B 1.35%        $ 14.76                 2,139
EQ/Small Company Index ..............     Class B 1.40%        $ 14.70                 5,841
EQ/Small Company Index ..............     Class B 1.50%        $ 12.76                 4,236
EQ/Small Company Index ..............     Class B 1.55%        $ 14.52                   854
EQ/Small Company Index ..............     Class B 1.60%        $ 14.46                 3,372
EQ/Small Company Index ..............     Class B 1.65%        $ 12.72                 2,210
EQ/Small Company Index ..............     Class B 1.70%        $ 14.35                   596
EQ/Small Company Index ..............     Class B 1.80%        $ 14.23                    18
EQ/Small Company Index ..............     Class B 1.90%        $ 14.12                     6
EQ/TCW Equity .......................     Class B 0.50%        $ 20.25                    --
EQ/TCW Equity .......................     Class B 0.95%        $ 18.71                    --
EQ/TCW Equity .......................     Class B 1.20%        $ 17.90                    88
EQ/TCW Equity .......................     Class B 1.25%        $ 17.74                   688

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.35%        $ 17.43                   160
EQ/TCW Equity .................................     Class B 1.40%        $ 17.28                   231
EQ/TCW Equity .................................     Class B 1.50%        $ 16.98                   847
EQ/TCW Equity .................................     Class B 1.55%        $ 16.83                    15
EQ/TCW Equity .................................     Class B 1.60%        $ 16.68                   146
EQ/TCW Equity .................................     Class B 1.65%        $ 16.53                   526
EQ/TCW Equity .................................     Class B 1.70%        $ 16.39                    41
EQ/TCW Equity .................................     Class B 1.80%        $ 16.10                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 15.82                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  5.90                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  5.71                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  5.61                   215
EQ/UBS Growth and Income ......................     Class B 1.25%        $  5.59                 1,420
EQ/UBS Growth and Income ......................     Class B 1.35%        $  5.55                   169
EQ/UBS Growth and Income ......................     Class B 1.40%        $  5.53                   450
EQ/UBS Growth and Income ......................     Class B 1.50%        $  5.49                 2,805
EQ/UBS Growth and Income ......................     Class B 1.55%        $  5.47                   102
EQ/UBS Growth and Income ......................     Class B 1.60%        $  5.45                   286
EQ/UBS Growth and Income ......................     Class B 1.65%        $  5.43                   952
EQ/UBS Growth and Income ......................     Class B 1.70%        $  5.41                    69
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.37                    --
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.33                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 10.49                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 10.46                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 10.44                   393
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 10.44                 2,313
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 10.43                   250
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 10.42                   630
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 10.42                 1,952
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 10.41                   131
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 10.41                   410
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 10.41                 2,852
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 10.40                   296
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 10.40                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 10.39                     2
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 14.98                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 14.42                     9
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 14.12                 4,095
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 18.41                 4,108
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 13.94                 3,667
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 13.88                 8,800
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 18.31                 7,390
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 13.71                 1,632
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 13.65                 5,043
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 18.24                 3,408
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 13.53                   755
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 13.42                    34
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 13.30                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 12.44                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 12.41                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 12.39                   133
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 12.38                   742
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 12.37                    49
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 12.37                   471
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 12.36                   845
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 12.36                    40

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005

                                                          Contract charges     Unit Value     Units Outstanding (000's)
                                                         ------------------   ------------   --------------------------
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.60%        $ 12.35                   172
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.65%        $ 12.35                   533
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.70%        $ 12.34                   179
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.80%        $ 12.34                    --
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.90%        $ 12.33                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.50%        $ 11.97                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.95%        $ 11.94                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.20%        $ 11.92                    25
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.25%        $ 11.87                   149
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.35%        $ 11.90                    15
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.40%        $ 11.90                    90
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.50%        $ 11.83                   287
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.55%        $ 11.89                     5
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.60%        $ 11.88                    40
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.65%        $ 11.81                   137
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.70%        $ 11.81                    34
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.80%        $ 11.87                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.90%        $ 11.86                    --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.20%        $ 10.79                   679
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.25%        $ 11.05                 1,352
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 2,005
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.50%        $ 10.99                 2,846
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.60%        $ 10.71                 1,084
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.65%        $ 10.95                 2,568
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.70%        $ 10.94                   784
U.S. Real Estate -- Class II .........................     Class B 1.20%        $ 14.69                   946
U.S. Real Estate -- Class II .........................     Class B 1.25%        $ 17.05                 3,476
U.S. Real Estate -- Class II .........................     Class B 1.40%        $ 14.63                 2,274
U.S. Real Estate -- Class II .........................     Class B 1.50%        $ 16.95                 6,143
U.S. Real Estate -- Class II .........................     Class B 1.60%        $ 14.58                   539
U.S. Real Estate -- Class II .........................     Class B 1.65%        $ 16.89                 2,639
U.S. Real Estate -- Class II .........................     Class B 1.70%        $ 16.87                   410

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         AXA            AXA               AXA
                                                     Aggressive     Conservative   Conservative-Plus
                                                     Allocation      Allocation        Allocation
                                                   -------------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $19,066,261    $   6,132,925     $ 14,892,724
 Expenses:
  Asset-based charges ............................    5,341,512        2,300,586        4,631,260
                                                    -----------    -------------     ------------
Net Investment Income (Loss) .....................   13,724,749        3,832,339       10,261,464
                                                    -----------    -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,779,869        1,654,826        2,001,873
  Realized gain distribution from The Trusts .....           --          360,425        1,073,121
                                                    -----------    -------------     ------------
 Net realized gain (loss) ........................    2,779,869        2,015,251        3,074,994
                                                    -----------    -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   17,138,005       (3,482,583)      (4,457,903)
                                                    -----------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   19,917,874       (1,467,332)      (1,382,909)
                                                    -----------    -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $33,642,623    $   2,365,007     $  8,878,555
                                                    ===========    =============     ============

                                                         AXA            AXA
                                                      Moderate     Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation    Aggressive Equity      Core Bond
                                                   -------------- --------------- ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $66,134,996    $ 95,043,900      $          --     $   21,663,659
 Expenses:
  Asset-based charges ............................   32,489,328      26,137,375          1,635,364          8,885,212
                                                    -----------    ------------      -------------     --------------
Net Investment Income (Loss) .....................   33,645,668      68,906,525         (1,635,364)        12,778,447
                                                    -----------    ------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   22,251,020       5,542,881           (886,071)          (504,254)
  Realized gain distribution from The Trusts .....           --              --                 --                 --
                                                    -----------    ------------      -------------     --------------
 Net realized gain (loss) ........................   22,251,020       5,542,881           (886,071)          (504,254)
                                                    -----------    ------------      -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   38,109,879      61,664,907          9,882,490        (10,201,214)
                                                    -----------    ------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   60,360,899      67,207,788          8,996,419        (10,705,468)
                                                    -----------    ------------      -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $94,006,567    $136,114,313      $   7,361,055     $    2,072,979
                                                    ===========    ============      =============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                     Health Care       High Yield     International Equity
                                                  ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................   $  5,560,175    $   66,687,431         $11,293,440
 Expenses:
  Asset-based charges ...........................      2,995,939        12,552,150           3,937,718
                                                    ------------    --------------         -----------
Net Investment Income (Loss) ....................      2,564,236        54,135,281           7,355,722
                                                    ------------    --------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      6,014,000         1,318,187          14,295,712
  Realized gain distribution from The Trusts ....      6,084,500                --          10,607,166
                                                    ------------    --------------         -----------
 Net realized gain (loss) .......................     12,098,500         1,318,187          24,902,878
                                                    ------------    --------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments .................     (2,113,272)      (41,779,232)          6,546,929
                                                    ------------    --------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      9,985,228       (40,461,045)         31,449,807
                                                    ------------    --------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ 12,549,464    $   13,674,236         $38,805,529
                                                    ============    ==============         ===========

                                                      AXA Premier VIP       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                   Large Cap Core Equity   Large Cap Growth   Large Cap Value    Mid Cap Growth
                                                  ----------------------- ------------------ ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $1,113,569           $         --      $ 11,843,495     $    5,529,239
 Expenses:
  Asset-based charges ...........................        2,022,374              4,008,139         5,649,138          4,958,442
                                                        ----------           ------------      ------------     --------------
Net Investment Income (Loss) ....................         (908,805)            (4,008,139)        6,194,357            570,797
                                                        ----------           ------------      ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        5,758,096             13,100,910        13,463,668         18,211,482
  Realized gain distribution from The Trusts ....        2,759,422                     --         9,534,500         42,659,263
                                                        ----------           ------------      ------------     --------------
 Net realized gain (loss) .......................        8,517,518             13,100,910        22,998,168         60,870,745
                                                        ----------           ------------      ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments .................          (19,935)             7,837,804        (7,177,612)       (37,444,435)
                                                        ----------           ------------      ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        8,497,583             20,938,714        15,820,556         23,426,310
                                                        ----------           ------------      ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $7,588,778           $ 16,930,575      $ 22,014,913     $   23,997,107
                                                        ==========           ============      ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP    EQ/Alliance
                                                     Mid Cap Value       Technology     Common Stock
                                                   ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   25,150,713     $         --     $ 10,142,220
 Expenses:
  Asset-based charges ............................       5,146,221        3,186,172       17,116,849
                                                    --------------     ------------     ------------
Net Investment Income (Loss) .....................      20,004,492       (3,186,172)      (6,974,629)
                                                    --------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      20,174,993        5,421,524       (5,767,868)
  Realized gain distribution from The Trusts .....      54,780,774               --               --
                                                    --------------     ------------     ------------
 Net realized gain (loss) ........................      74,955,767        5,421,524       (5,767,868)
                                                    --------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (74,529,545)      18,489,524       48,413,896
                                                    --------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         426,222       23,911,048       42,646,028
                                                    --------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   20,430,714     $ 20,724,876     $ 35,671,399
                                                    ==============     ============     ============

                                                                         EQ/Alliance
                                                                        Intermediate                     EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance       Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    7,550,240     $ 11,289,934    $ 7,687,103    $           --
 Expenses:
  Asset-based charges ............................        9,994,646        4,679,031      6,435,742         5,073,503
                                                     --------------     ------------    -----------    --------------
Net Investment Income (Loss) .....................       (2,444,406)       6,610,903      1,251,361        (5,073,503)
                                                     --------------     ------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       22,618,241       (2,313,146)    16,950,829       (14,432,807)
  Realized gain distribution from The Trusts .....       22,706,491               --             --                --
                                                     --------------     ------------    -----------    --------------
 Net realized gain (loss) ........................       45,324,732       (2,313,146)    16,950,829       (14,432,807)
                                                     --------------     ------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (14,132,714)      (4,911,759)    47,673,227        64,096,603
                                                     --------------     ------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       31,192,018       (7,224,905)    64,624,056        49,663,796
                                                     --------------     ------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   28,747,612     $   (614,002)   $65,875,417    $   44,590,293
                                                     ==============     ============    ===========    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance           EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II (b)
                                                   -------------- ------------------ ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 13,076,094     $         --           $16,663
 Expenses:
  Asset-based charges ............................     4,784,077        5,710,322             6,736
                                                    ------------     ------------           -------
Net Investment Income (Loss) .....................     8,292,017       (5,710,322)            9,927
                                                    ------------     ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        17,226       11,267,745             1,413
  Realized gain distribution from The Trusts .....            --               --                --
                                                    ------------     ------------           -------
 Net realized gain (loss) ........................        17,226       11,267,745             1,413
                                                    ------------     ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,500,079)      33,805,069            44,688
                                                    ------------     ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (6,482,853)      45,072,814            46,101
                                                    ------------     ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  1,809,164     $ 39,362,492           $56,028
                                                    ============     ============           =======

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,130,711       $ 16,013,806          $1,761,258        $       --
 Expenses:
  Asset-based charges ............................       430,250         19,406,779           1,181,187           541,250
                                                      ----------       ------------          ----------        ----------
Net Investment Income (Loss) .....................       700,461         (3,392,973)            580,071          (541,250)
                                                      ----------       ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       298,191         32,045,190             752,686         1,261,552
  Realized gain distribution from The Trusts .....            --         28,902,431                  --         1,568,995
                                                      ----------       ------------          ----------        ----------
 Net realized gain (loss) ........................       298,191         60,947,621             752,686         2,830,547
                                                      ----------       ------------          ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         (2,991,585)          3,322,031           957,226
                                                      ----------       ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,950,932         57,956,036           4,074,717         3,787,773
                                                      ----------       ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,651,393       $ 54,563,063          $4,654,788        $3,246,523
                                                      ==========       ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   EQ/Capital Guardian   EQ/Capital Guardian   EQ/Capital Guardian
                                                          Growth            International            Research
                                                  --------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................     $    532,058           $ 9,426,925          $  3,822,836
 Expenses:
  Asset-based charges ...........................        3,550,559             8,750,479             9,854,745
                                                      ------------           -----------          ------------
Net Investment Income (Loss) ....................       (3,018,501)              676,446            (6,031,909)
                                                      ------------           -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........       (6,153,529)           17,128,896            24,784,915
  Realized gain distribution from The Trusts ....               --               811,779                    --
                                                      ------------           -----------          ------------
 Net realized gain (loss) .......................       (6,153,529)           17,940,675            24,784,915
                                                      ------------           -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................       19,679,168            76,229,988            11,921,863
                                                      ------------           -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................       13,525,639            94,170,663            36,706,778
                                                      ------------           -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................     $ 10,507,138           $94,847,109          $ 30,674,869
                                                      ============           ===========          ============

                                                                                                              EQ/Evergreen
                                                   EQ/Capital Guardian    EQ/Caywood-Scholl      EQ/Equity    International
                                                       U.S. Equity       High Yield Bond (a)     500 Index      Bond (b)
                                                  --------------------- --------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................    $    4,616,980         $   1,671,566      $ 20,086,166    $       --
 Expenses:
  Asset-based charges ...........................        12,190,435               135,138        21,352,943         7,035
                                                     --------------         -------------      ------------    ----------
Net Investment Income (Loss) ....................        (7,573,455)            1,536,428        (1,266,777)       (7,035)
                                                     --------------         -------------      ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        22,206,838                22,687        22,001,002         1,805
  Realized gain distribution from The Trusts ....        44,168,753                    --        27,662,057            --
                                                     --------------         -------------      ------------    ----------
 Net realized gain (loss) .......................        66,375,591                22,687        49,663,059         1,805
                                                     --------------         -------------      ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments .................       (19,921,225)           (1,317,445)       (4,285,559)     (110,331)
                                                     --------------         -------------      ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        46,454,366            (1,294,758)       45,377,500      (108,526)
                                                     --------------         -------------      ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................    $   38,880,911         $     241,670      $ 44,110,723    $ (115,561)
                                                     ==============         =============      ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega           Mid Cap       Mid Cap Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      51,370   $   60,558,085   $   35,773,837
 Expenses:
  Asset-based charges ............................      2,015,028       11,225,056       10,359,216
                                                    -------------   --------------   --------------
Net Investment Income (Loss) .....................     (1,963,658)      49,333,029       25,414,621
                                                    -------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,699,515       27,338,025       20,467,846
  Realized gain distribution from The Trusts .....      4,331,217       50,668,992       49,829,217
                                                    -------------   --------------   --------------
 Net realized gain (loss) ........................      9,030,732       78,007,017       70,297,063
                                                    -------------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,453,673)     (85,356,433)     (25,159,259)
                                                    -------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,577,059       (7,349,416)      45,137,804
                                                    -------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   3,613,401   $   41,983,613   $   70,552,425
                                                    =============   ==============   ==============

                                                        EQ/GAMCO          EQ/GAMCO                           EQ/Janus
                                                       Mergers and     Small Company   EQ/International     Large Cap
                                                    Acquisitions (a)       Value          Growth (a)          Growth
                                                   ------------------ --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   448,313      $     805,682       $103,954       $      3,572
 Expenses:
  Asset-based charges ............................        108,839          1,179,434         56,432          3,042,673
                                                      -----------      -------------       --------       ------------
Net Investment Income (Loss) .....................        339,474           (373,752)        47,522         (3,039,101)
                                                      -----------      -------------       --------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         30,731            711,478        115,195          2,702,596
  Realized gain distribution from The Trusts .....         54,301          7,880,970             --                 --
                                                      -----------      -------------       --------       ------------
 Net realized gain (loss) ........................         85,032          8,592,448        115,195          2,702,596
                                                      -----------      -------------       --------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (204,505)        (4,895,218)       809,860         12,878,013
                                                      -----------      -------------       --------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (119,473)         3,697,230        925,055         15,580,609
                                                      -----------      -------------       --------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   220,001      $   3,323,478       $972,577       $ 12,541,508
                                                      ===========      =============       ========       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      EQ/JPMorgan       EQ/Lazard
                                                      EQ/JPMorgan        Value          Small Cap
                                                       Core Bond     Opportunities        Value
                                                   ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   40,437,942    $ 7,225,498    $   37,517,064
 Expenses:
  Asset-based charges ............................      16,370,551      6,816,174        11,913,670
                                                    --------------    -----------    --------------
Net Investment Income (Loss) .....................      24,067,391        409,324        25,603,394
                                                    --------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,334,160      6,392,598        30,042,843
  Realized gain distribution from The Trusts .....              --             --        40,159,354
                                                    --------------    -----------    --------------
 Net realized gain (loss) ........................       2,334,160      6,392,598        70,202,197
                                                    --------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (17,960,654)     4,422,921       (68,521,361)
                                                    --------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (15,626,494)    10,815,519         1,680,836
                                                    --------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    8,440,897    $11,224,843    $   27,284,230
                                                    ==============    ===========    ==============

                                                                                       EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and       EQ/Lord Abbett
                                                    Value Equity (b)   Term Bond (a)     Income (a)     Large Cap Core (a)
                                                   ------------------ --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   7,551        $  758,813       $  186,092         $  80,086
 Expenses:
  Asset-based charges ............................        29,432           192,758          138,623            97,603
                                                       ---------        ----------       ----------         ---------
Net Investment Income (Loss) .....................       (21,881)          566,055           47,469           (17,517)
                                                       ---------        ----------       ----------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        24,118          (135,108)          32,954            49,831
  Realized gain distribution from The Trusts .....            --           275,390               --                --
                                                       ---------        ----------       ----------         ---------
 Net realized gain (loss) ........................        24,118           140,282           32,954            49,831
                                                       ---------        ----------       ----------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       123,666          (801,967)         985,547           603,584
                                                       ---------        ----------       ----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       147,784          (661,685)       1,018,501           653,415
                                                       ---------        ----------       ----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 125,903        $  (95,630)      $1,065,970         $ 635,898
                                                       =========        ==========       ==========         =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                           EQ/Mercury
                                                      EQ/Lord Abbett      EQ/Marsico       Basic Value
                                                    Mid Cap Value (a)        Focus           Equity
                                                   ------------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  639,972      $          --    $    9,802,489
 Expenses:
  Asset-based charges ............................         449,063         14,954,933        10,119,995
                                                        ----------      -------------    --------------
Net Investment Income (Loss) .....................         190,909        (14,954,933)         (317,506)
                                                        ----------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         157,833         23,794,249        18,929,329
  Realized gain distribution from The Trusts .....              --         29,142,143        30,046,746
                                                        ----------      -------------    --------------
 Net realized gain (loss) ........................         157,833         52,936,392        48,976,075
                                                        ----------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       2,885,519         66,818,972       (37,549,430)
                                                        ----------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       3,043,352        119,755,364        11,426,645
                                                        ----------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $3,234,261      $ 104,800,431    $   11,109,139
                                                        ==========      =============    ==============

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $11,921,645     $         --      $  1,442,028     $12,766,369
 Expenses:
  Asset-based charges ............................     9,168,254        3,744,013         4,263,316       7,274,390
                                                     -----------     ------------      ------------     -----------
Net Investment Income (Loss) .....................     2,753,391       (3,744,013)       (2,821,288)      5,491,979
                                                     -----------     ------------      ------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    14,769,364       (4,789,449)          888,350        (973,816)
  Realized gain distribution from The Trusts .....            --               --                --              --
                                                     -----------     ------------      ------------     -----------
 Net realized gain (loss) ........................    14,769,364       (4,789,449)          888,350        (973,816)
                                                     -----------     ------------      ------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    44,908,546       27,036,649        17,942,254       1,166,842
                                                     -----------     ------------      ------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    59,677,910       22,247,200        18,830,604         193,026
                                                     -----------     ------------      ------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $62,431,301     $ 18,503,187      $ 16,009,316     $ 5,685,005
                                                     ===========     ============      ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell       EQ/PIMCO
                                                           Growth          Real Return (a)
                                                   ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    47,921         $   3,033,159
 Expenses:
  Asset-based charges ............................          153,699               713,546
                                                        -----------         -------------
Net Investment Income (Loss) .....................         (105,778)            2,319,613
                                                        -----------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          110,268               (17,412)
  Realized gain distribution from The Trusts .....               --                92,593
                                                        -----------         -------------
 Net realized gain (loss) ........................          110,268                75,181
                                                        -----------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          522,308            (3,155,014)
                                                        -----------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          632,576            (3,079,833)
                                                        -----------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   526,798         $    (760,220)
                                                        ===========         =============

                                                                                                          EQ/UBS
                                                         EQ/Short          EQ/Small         EQ/TCW      Growth and
                                                    Duration Bond (a)    Company Index      Equity        Income
                                                   ------------------- ---------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  180,798       $    3,951,397   $       --     $  221,949
 Expenses:
  Asset-based charges ............................         84,245            4,874,642      357,236        256,893
                                                       ----------       --------------   ----------     ----------
Net Investment Income (Loss) .....................         96,553             (923,245)    (357,236)       (34,944)
                                                       ----------       --------------   ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (9,866)          17,670,286      237,055        341,428
  Realized gain distribution from The Trusts .....             71           16,270,996           --             --
                                                       ----------       --------------   ----------     ----------
 Net realized gain (loss) ........................         (9,795)          33,941,282      237,055        341,428
                                                       ----------       --------------   ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (107,926)         (22,917,641)   2,723,776      1,666,855
                                                       ----------       --------------   ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (117,721)          11,023,641    2,960,831      2,008,283
                                                       ----------       --------------   ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $  (21,168)      $   10,100,396   $2,603,595     $1,973,339
                                                       ==========       ==============   ==========     ==========

                                                    EQ/Van Kampen
                                                    Comstock (a)
                                                   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  723,872
 Expenses:
  Asset-based charges ............................      416,115
                                                     ----------
Net Investment Income (Loss) .....................      307,757
                                                     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       60,165
  Realized gain distribution from The Trusts .....           --
                                                     ----------
 Net realized gain (loss) ........................       60,165
                                                     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,466,481
                                                     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    2,526,646
                                                     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,834,403
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging         EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth (a)
                                                   ---------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  2,682,118        $       --
 Expenses:
  Asset-based charges ............................      5,885,219           131,680
                                                     ------------        ----------
Net Investment Income (Loss) .....................     (3,203,101)         (131,680)
                                                     ------------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     31,173,755           176,749
  Realized gain distribution from The Trusts .....     18,823,592                --
                                                     ------------        ----------
 Net realized gain (loss) ........................     49,997,347           176,749
                                                     ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267         2,533,305
                                                     ------------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,022,614         2,710,054
                                                     ------------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $120,819,513        $2,578,374
                                                     ============        ==========

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 663,401        $          --         $ 7,312,114
 Expenses:
  Asset-based charges ............................       49,573            1,252,806           2,831,920
                                                      ---------        -------------         -----------
Net Investment Income (Loss) .....................      613,828           (1,252,806)          4,480,194
                                                      ---------        -------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       95,044            1,673,750          10,109,825
  Realized gain distribution from The Trusts .....        1,325                   --                  --
                                                      ---------        -------------         -----------
 Net realized gain (loss) ........................       96,369            1,673,750          10,109,825
                                                      ---------        -------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (71,053)           2,486,860          15,478,770
                                                      ---------        -------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       25,316            4,160,610          25,588,595
                                                      ---------        -------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 639,144        $   2,907,804         $30,068,789
                                                      =========        =============         ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                       AXA Aggressive Allocation       AXA Conservative Allocation
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,724,749     $  1,250,066    $   3,832,339    $  1,651,837
 Net realized gain (loss) on investments .........      2,779,869         (828,923)       2,015,250         391,226
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,138,005       17,625,861       (3,482,583)      1,340,644
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     33,642,623       18,047,004        2,365,006       3,383,707
                                                    -------------     ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    251,025,828      156,554,106       81,943,968      62,277,776
  Transfers between funds including
   guaranteed interest account, net ..............     73,773,473       48,184,265       26,325,884      27,630,660
  Transfers for contract benefits and
   terminations ..................................    (10,814,680)      (2,095,193)     (11,126,957)     (2,392,278)
  Contract maintenance charges ...................     (2,467,514)        (162,559)      (1,035,135)       (115,253)
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    311,517,107      202,480,619       96,107,760      87,400,905
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (89,233)          47,403          (64,041)         77,437
                                                    -------------     ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    345,070,497      220,575,026       98,408,725      90,862,049
Net Assets -- Beginning of Period ................    227,358,135        6,783,109       95,960,564       5,098,515
                                                    -------------     ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 572,428,632     $227,358,135    $ 194,369,289    $ 95,960,564
                                                    =============     ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         32,393           83,537           20,699          12,117
 Units Redeemed ..................................         (5,687)         (64,506)         (11,660)         (3,599)
                                                    -------------     ------------    -------------    ------------
 Net Increase (Decrease) .........................         26,706           19,031            9,039           8,518
                                                    =============     ============    =============    ============

                                                   AXA Conservative-Plus Allocation         AXA Moderate Allocation
                                                   --------------------------------- -------------------------------------
                                                         2005             2004              2005               2004
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  10,261,464     $  2,993,004     $   33,645,668     $   25,730,778
 Net realized gain (loss) on investments .........      3,074,994          231,127         22,251,020          8,665,208
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,457,903)       6,357,620         38,109,879         68,638,009
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      8,878,555        9,581,751         94,006,567        103,033,995
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    197,994,576      136,560,768      1,035,944,140        791,453,620
  Transfers between funds including
   guaranteed interest account, net ..............     64,814,517       49,616,915        179,148,832        212,303,320
  Transfers for contract benefits and
   terminations ..................................    (17,188,790)      (5,401,742)      (112,078,288)       (49,628,748)
  Contract maintenance charges ...................     (1,899,117)        (203,264)       (15,665,860)        (5,870,217)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,721,186      180,572,677      1,087,348,824        948,257,975
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (93,467)          52,927             26,524             41,283
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................    252,506,274      190,207,355      1,181,381,915      1,051,333,253
Net Assets -- Beginning of Period ................    198,875,704        8,668,349      1,705,244,554        653,911,301
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 451,381,978     $198,875,704     $2,886,626,469     $1,705,244,554
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         31,072           21,234            119,680             89,349
 Units Redeemed ..................................         (8,778)          (3,856)           (25,679)           (13,514)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................         22,294           17,378             94,001             75,835
                                                    =============     ============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      AXA Moderate-Plus Allocation     AXA Premier VIP Aggressive Equity
                                                   ----------------------------------- ---------------------------------
                                                          2005              2004             2005             2004
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   68,906,525    $  11,053,032     $ (1,635,364)    $ (1,541,900)
 Net realized gain (loss) on investments .........        5,542,881          825,014         (886,071)      (2,390,443)
 Change in unrealized appreciation
  (depreciation) of investments ..................       61,664,907       56,938,813        9,882,490       14,973,900
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      136,114,313       68,816,859        7,361,055       11,041,557
                                                     --------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,376,346,370      658,378,541       12,688,727       16,895,586
  Transfers between funds including
   guaranteed interest account, net ..............      422,308,028      216,717,689       (3,428,726)      (1,239,647)
  Transfers for contract benefits and
   terminations ..................................      (60,173,947)     (13,655,662)      (8,731,003)      (7,597,848)
  Contract maintenance charges ...................      (10,806,386)        (644,576)        (652,762)        (504,848)
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,727,674,065      860,795,992         (123,764)       7,553,243
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           83,248           36,119           43,561           77,677
                                                     --------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets ................    1,863,705,130      929,648,970        7,280,852       18,672,477
Net Assets -- Beginning of Period ................      955,535,662       25,886,692      120,084,747      101,412,270
                                                     --------------    -------------     ------------     ------------
Net Assets -- End of Period ......................   $2,819,240,792    $ 955,535,662     $127,365,599     $120,084,747
                                                     ==============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          170,804           90,053            1,652            1,914
 Units Redeemed ..................................          (22,298)          (9,719)            (930)            (891)
                                                     --------------    -------------     ------------     ------------
 Net Increase (Decrease) .........................          148,506           80,334              722            1,023
                                                     ==============    =============     ============     ============

                                                       AXA Premier VIP Core Bond       AXA Premier VIP Health Care
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,778,447    $  10,276,523     $  2,564,236    $  4,273,976
 Net realized gain (loss) on investments .........       (504,254)       4,508,125       12,098,500       9,314,662
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,201,214)      (1,219,137)      (2,113,272)      3,013,044
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,072,979       13,565,511       12,549,464      16,601,682
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     76,464,229      118,496,240       45,695,129      49,302,807
  Transfers between funds including
   guaranteed interest account, net ..............    (14,906,411)      (4,892,940)       2,660,750      23,472,013
  Transfers for contract benefits and
   terminations ..................................    (36,709,260)     (30,256,245)      (9,484,194)     (5,638,793)
  Contract maintenance charges ...................     (4,760,796)      (3,964,770)      (1,661,233)     (1,109,717)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,087,762       79,382,285       37,210,452      66,026,310
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,463           44,572           31,410          61,654
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................     22,194,204       92,992,368       49,791,326      82,689,646
Net Assets -- Beginning of Period ................    609,191,659      516,199,291      196,522,651     113,833,005
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 631,385,863    $ 609,191,659     $246,313,977    $196,522,651
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,049           25,401            7,939          10,642
 Units Redeemed ..................................        (15,775)         (17,615)          (4,827)         (4,468)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................          2,274            7,786            3,112           6,174
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    AXA Premier VIP International
                                                   AXA Premier VIP High Yield                  Equity
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  54,135,281    $  40,487,370    $   7,355,722     $  1,744,793
 Net realized gain (loss) on investments ......      1,318,187       (1,768,121)      24,902,878        8,333,522
 Change in unrealized appreciation
  (depreciation) of investments ...............    (41,779,232)   $  15,403,350        6,546,929       19,828,901
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     13,674,236       54,122,599       38,805,529       29,907,216
                                                 -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    116,013,764      172,015,565       59,482,304       70,339,810
  Transfers between funds including
   guaranteed interest account, net ...........    (46,726,687)      14,518,520        1,927,951       31,571,518
  Transfers for contract benefits and
   terminations ...............................    (60,672,317)     (48,837,418)     (11,845,909)      (5,876,789)
  Contract maintenance charges ................     (5,711,889)      (4,342,090)      (2,074,231)      (1,086,297)
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      2,902,871      133,354,577       47,490,115       94,948,242
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         37,468           43,506           33,467           50,272
                                                 -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets .............     16,614,575      187,520,682       86,329,111      124,905,730
Net Assets -- Beginning of Period .............    860,775,135      673,254,453      242,580,713      117,674,983
                                                 -------------    -------------    -------------     ------------
Net Assets -- End of Period ...................  $ 877,389,710    $ 860,775,135    $ 328,909,824     $242,580,713
                                                 =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................         18,150           23,466           14,105           15,379
 Units Redeemed ...............................        (12,208)         (11,122)         (10,599)          (7,012)
                                                 -------------    -------------    -------------     ------------
 Net Increase (Decrease) ......................          5,942           12,344            3,506            8,367
                                                 =============    =============    =============     ============

                                                 AXA Premier VIP Large Cap Core
                                                             Equity               AXA Premier VIP Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (908,805)    $  1,232,583    $  (4,008,139)    $ (3,340,586)
 Net realized gain (loss) on investments ......      8,517,518        5,994,986       13,100,910        5,507,044
 Change in unrealized appreciation
  (depreciation) of investments ...............        (19,935)       2,665,684        7,837,804       11,109,829
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................      7,588,778        9,893,253       16,930,575       13,276,287
                                                  ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     18,473,491       23,311,992       44,030,257       60,720,555
  Transfers between funds including
   guaranteed interest account, net ...........     (1,945,677)       5,667,087      (25,247,096)      14,965,209
  Transfers for contract benefits and
   terminations ...............................     (7,252,991)      (4,581,575)     (13,063,991)      (9,238,200)
  Contract maintenance charges ................     (1,099,265)        (856,159)      (2,157,868)      (1,640,288)
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      8,175,558       23,541,345        3,561,302       64,807,276
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         55,407           82,345           43,639           55,663
                                                  ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets .............     15,819,743       33,516,943       20,535,516       78,139,226
Net Assets -- Beginning of Period .............    135,769,357      102,252,414      275,274,718      197,135,492
                                                  ------------     ------------    -------------     ------------
Net Assets -- End of Period ...................   $151,589,100     $135,769,357    $ 295,810,234     $275,274,718
                                                  ============     ============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................          3,403            4,561            8,910           13,069
 Units Redeemed ...............................         (2,755)          (2,038)          (9,047)          (6,525)
                                                  ------------     ------------    -------------     ------------
 Net Increase (Decrease) ......................            648            2,253             (137)           6,544
                                                  ============     ============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA Premier VIP Large Cap Value   AXA Premier VIP Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,194,357    $  14,453,501    $     570,797    $     420,844
 Net realized gain (loss) on investments .........     22,998,168        9,160,474       60,870,745        9,801,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,177,612)      12,104,794      (37,444,435)      20,914,849
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     22,014,913       35,718,769       23,997,107       31,137,532
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,127,987       73,070,891       47,492,328       74,577,288
  Transfers between funds including
   guaranteed interest account, net ..............     21,156,030       39,223,367      (24,427,342)       7,547,504
  Transfers for contract benefits and
   terminations ..................................    (20,367,781)     (11,056,605)     (16,828,135)     (11,462,810)
  Contract maintenance charges ...................     (2,946,772)      (1,836,940)      (2,760,134)      (2,032,153)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     75,969,464       99,400,713        3,476,717       68,629,829
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,385           55,880           27,149           48,432
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     98,029,762      135,175,362       27,500,973       99,815,793
Net Assets -- Beginning of Period ................    342,252,622      207,077,260      346,611,734      246,795,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 440,282,384    $ 342,252,622    $ 374,112,707    $ 346,611,734
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,911           15,309            8,732           15,616
 Units Redeemed ..................................         (8,920)          (6,306)          (9,136)          (8,812)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          5,991            9,003             (404)           6,804
                                                    =============    =============    =============    =============

                                                     AXA Premier VIP Mid Cap Value    AXA Premier VIP Technology (a)
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  20,004,492    $   7,698,635    $  (3,186,172)    $   (806,120)
 Net realized gain (loss) on investments .........     74,955,767       15,646,851        5,421,524        2,886,465
 Change in unrealized appreciation
  (depreciation) of investments ..................    (74,529,545)      16,091,755       18,489,524       13,689,601
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     20,430,714       39,437,241       20,724,876       15,769,946
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     51,930,384       79,666,269       31,426,116       35,885,538
  Transfers between funds including
   guaranteed interest account, net ..............    (34,910,692)      29,551,735      (13,437,851)     117,668,968
  Transfers for contract benefits and
   terminations ..................................    (17,121,545)     (12,021,413)     (12,011,210)      (6,905,286)
  Contract maintenance charges ...................     (2,814,469)      (1,953,510)      (1,477,727)        (969,510)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (2,916,322)      95,243,081        4,499,328      145,679,710
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         14,305           36,399           33,535           59,021
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................     17,528,697      134,716,721       25,257,739      161,508,677
Net Assets -- Beginning of Period ................    353,192,326      218,475,605      228,760,941       67,252,264
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 370,721,023    $ 353,192,326    $ 254,018,680     $228,760,941
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,414           15,835            8,421           26,000
 Units Redeemed ..................................         (8,891)          (7,157)          (8,616)          (9,085)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................           (477)           8,678             (195)          16,915
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Common Stock          EQ/Alliance Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (6,974,629)    $   (3,685,463)   $  (2,444,406)   $   1,243,577
 Net realized gain (loss) on investments .........       (5,767,868)       (19,524,741)      45,324,732        9,370,148
 Change in unrealized appreciation
  (depreciation) of investments ..................       48,413,896        148,727,751      (14,132,714)      48,376,892
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       35,671,399        125,517,547       28,747,612       58,990,617
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      191,221,311        237,901,843      124,781,945      151,355,992
  Transfers between funds including
   guaranteed interest account, net ..............      (54,925,548)        25,868,760       (4,923,235)      40,509,334
  Transfers for contract benefits and
   terminations ..................................      (84,787,214)       (64,874,200)     (35,256,118)     (23,625,716)
  Contract maintenance charges ...................       (7,058,872)        (4,720,010)      (5,293,945)      (3,597,930)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       44,449,677        194,176,393       79,308,647      164,641,680
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           41,255             76,120           38,610           49,351
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       80,162,331        319,770,060      108,094,869      223,681,648
Net Assets -- Beginning of Period ................    1,197,879,191        878,109,131      651,517,765      427,836,117
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,278,041,522     $1,197,879,191    $ 759,612,634    $ 651,517,765
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           19,404             21,150           14,973           18,100
 Units Redeemed ..................................           (5,466)            (3,430)          (6,749)          (5,612)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           13,938             17,720            8,224           12,488
                                                     ==============     ==============    =============    =============

                                                       EQ/Alliance Intermediate
                                                         Government Securities           EQ/Alliance International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,610,903    $   5,443,983    $   1,251,361    $   2,055,462
 Net realized gain (loss) on investments .........     (2,313,146)      (1,789,176)      16,950,829        8,692,293
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,911,759)      (2,195,726)      47,673,227       39,065,655
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (614,002)       1,459,081       65,875,417       49,813,410
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     26,437,312       55,889,036      126,871,054       84,893,424
  Transfers between funds including
   guaranteed interest account, net ..............    (18,865,061)     (19,283,175)      47,182,955       18,639,349
  Transfers for contract benefits and
   terminations ..................................    (23,866,305)     (24,038,279)     (22,289,981)     (13,441,034)
  Contract maintenance charges ...................     (2,063,483)      (1,952,085)      (2,927,145)      (1,657,314)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,357,537)      10,615,497      148,836,883       88,434,425
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,304           47,559           30,144           51,608
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (18,936,237)      12,122,137      214,742,444      138,299,443
Net Assets -- Beginning of Period ................    340,358,555      328,236,418      371,494,005      233,194,562
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 321,422,318    $ 340,358,555    $ 586,236,449    $ 371,494,005
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,128           10,961           23,270           17,212
 Units Redeemed ..................................         (6,258)          (8,648)         (12,200)          (9,590)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (130)           2,313           11,070            7,622
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Large Cap Growth        EQ/Alliance Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,073,503)   $  (4,835,377)   $   8,292,017    $   7,474,068
 Net realized gain (loss) on investments .........    (14,432,807)     (23,216,807)          17,226        1,182,354
 Change in unrealized appreciation
  (depreciation) of investments ..................     64,096,603       49,959,591       (6,500,079)      (2,399,961)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     44,590,293       21,907,407        1,809,164        6,256,461
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,034,801       32,658,973       51,371,797       67,007,398
  Transfers between funds including
   guaranteed interest account, net ..............     14,965,706      (12,036,103)       9,488,300       (1,567,202)
  Transfers for contract benefits and
   terminations ..................................    (25,289,298)     (18,798,982)     (20,686,192)     (17,731,063)
  Contract maintenance charges ...................     (1,690,717)      (1,359,958)      (2,479,695)      (1,964,345)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     16,020,492          463,930       37,694,210       45,744,788
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (36,900)          60,658           43,555           60,303
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     60,573,885       22,431,995       39,546,929       52,061,552
Net Assets -- Beginning of Period ................    350,565,529      328,133,534      310,172,572      258,111,020
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 411,139,414    $ 350,565,529    $ 349,719,501    $ 310,172,572
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,412            9,621            9,836           10,638
 Units Redeemed ..................................        (11,873)         (11,311)          (5,660)          (6,005)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (461)          (1,690)           4,176            4,633
                                                    =============    =============    =============    =============

                                                                                           EQ/Ariel
                                                     EQ/Alliance Small Cap Growth     Appreciation II(d)
                                                   --------------------------------- -------------------
                                                         2005             2004               2005
                                                   ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,710,322)   $  (5,048,783)      $    9,927
 Net realized gain (loss) on investments .........     11,267,745        2,910,528            1,413
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,805,069       45,577,615           44,688
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................     39,362,492       43,439,360           56,028
                                                    -------------    -------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,453,222       60,077,310        3,042,502
  Transfers between funds including
   guaranteed interest account, net ..............    (15,514,390)     (15,426,982)       2,241,358
  Transfers for contract benefits and
   terminations ..................................    (26,168,596)     (19,285,304)          (3,659)
  Contract maintenance charges ...................     (2,445,298)      (1,842,288)            (710)
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,324,938       23,522,736        5,279,490
                                                    -------------    -------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         46,064           57,326        3,006,291
                                                    -------------    -------------       ----------
Increase (Decrease) in Net Assets ................     42,733,494       67,019,422        8,341,809
Net Assets -- Beginning of Period ................    401,230,277      334,210,855               --
                                                    -------------    -------------       ----------
Net Assets -- End of Period ......................  $ 443,963,771    $ 401,230,277       $8,341,809
                                                    =============    =============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,337           10,387              525
 Units Redeemed ..................................         (6,403)          (7,811)             (15)
                                                    -------------    -------------       ----------
 Net Increase (Decrease) .........................            935            2,576              510
                                                    =============    =============       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Bear Stearns Small Company
                                                             Growth (b)              EQ/Bernstein Diversified Value
                                                   ------------------------------ -------------------------------------
                                                         2005           2004             2005               2004
                                                   --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    700,461     $   (3,165)    $   (3,392,973)    $      456,032
 Net realized gain (loss) on investments .........       298,191         45,936         60,947,621         19,193,659
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         61,580         (2,991,585)       108,422,137
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     2,651,393        104,351         54,563,063        128,071,828
                                                    ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,371,234      1,046,319        201,158,084        238,618,340
  Transfers between funds including
   guaranteed interest account, net ..............    35,556,920      1,789,945        (10,334,451)        64,694,988
  Transfers for contract benefits and
   terminations ..................................    (1,006,120)          (980)       (75,091,882)       (54,310,692)
  Contract maintenance charges ...................      (133,151)          (799)        (9,164,485)        (6,294,410)
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    66,788,883      2,834,485        106,567,266        242,708,226
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        97,623          3,043             24,656             34,389
                                                    ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ................    69,537,899      2,941,879        161,154,985        370,814,443
Net Assets -- Beginning of Period ................     2,941,879             --      1,278,737,438        907,922,995
                                                    ------------     ----------     --------------     --------------
Net Assets -- End of Period ......................  $ 72,479,778     $2,941,879     $1,439,892,423     $1,278,737,438
                                                    ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................        11,355            477             26,576             35,171
 Units Redeemed ..................................        (2,733)           (89)           (16,769)           (14,333)
                                                    ------------     ----------     --------------     --------------
 Net Increase (Decrease) .........................         8,622            388              9,807             20,838
                                                    ============     ==========     ==============     ==============


                                                         EQ/Boston Advisors
                                                           Equity Income (b)        EQ/Calvert Socially Responsible
                                                   -------------------------------- -------------------------------
                                                         2005             2004            2005           2004
                                                   ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    580,071     $   109,195    $   (541,250)   $  (377,153)
 Net realized gain (loss) on investments .........        752,686           3,136       2,830,547        736,591
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,322,031         175,301         957,226        372,522
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,654,788         287,632       3,246,523        731,960
                                                     ------------     -----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,482,650       3,233,630      10,156,259      8,948,670
  Transfers between funds including
   guaranteed interest account, net ..............     55,305,446      13,425,408       4,457,886      1,154,923
  Transfers for contract benefits and
   terminations ..................................     (3,907,232)        (47,012)     (1,810,108)      (878,555)
  Contract maintenance charges ...................       (370,136)         (3,100)       (266,073)      (170,210)
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,510,728      16,608,927      12,537,964      9,054,828
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         42,040         112,508          83,338         94,425
                                                     ------------     -----------    ------------    -----------
Increase (Decrease) in Net Assets ................    118,207,556      17,009,066      15,867,824      9,881,213
Net Assets -- Beginning of Period ................     17,009,066              --      31,915,621     22,034,408
                                                     ------------     -----------    ------------    -----------
Net Assets -- End of Period ......................   $135,216,622     $17,009,066    $ 47,783,445    $31,915,621
                                                     ============     ===========    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,123           3,157           2,272          1,722
 Units Redeemed ..................................         (6,176)           (153)         (1,045)          (822)
                                                     ------------     -----------    ------------    -----------
 Net Increase (Decrease) .........................         19,947           3,004           1,227            900
                                                     ============     ===========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/Capital Guardian Growth     EQ/Capital Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,018,501)   $  (2,180,260)   $     676,446    $     825,831
 Net realized gain (loss) on investments .........     (6,153,529)      (9,383,756)      17,940,675        2,805,403
 Change in unrealized appreciation
  (depreciation) of investments ..................     19,679,168       20,593,789       76,229,988       51,810,215
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     10,507,138        9,029,773       94,847,109       55,441,449
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     52,920,271       12,980,134      119,900,457      138,317,878
  Transfers between funds including
   guaranteed interest account, net ..............     (1,579,641)     (14,084,594)       1,980,354       46,488,671
  Transfers for contract benefits and
   terminations ..................................    (21,254,496)     (16,817,334)     (28,307,442)     (17,849,918)
  Contract maintenance charges ...................     (1,136,443)      (1,104,693)      (4,045,917)      (2,283,362)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     28,949,691      (19,026,487)      89,527,452      164,673,269
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (81,804)          75,090         (342,221)          55,864
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     39,375,025       (9,921,624)     184,032,340      220,170,582
Net Assets -- Beginning of Period ................    245,121,143      255,042,767      544,384,662      324,214,080
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 284,496,168    $ 245,121,143    $ 728,417,002    $ 544,384,662
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,983            3,322           21,227           26,042
 Units Redeemed ..................................         (5,043)          (4,956)         (14,592)         (10,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,940           (1,634)           6,635           15,340
                                                    =============    =============    =============    =============

                                                     EQ/Capital Guardian Research     EQ/Capital Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,031,909)   $  (4,697,184)   $  (7,573,455)   $  (6,243,900)
 Net realized gain (loss) on investments .........     24,784,915       10,271,641       66,375,591        9,599,830
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,921,863       52,195,696      (19,921,225)      53,423,505
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,674,869       57,770,153       38,880,911       56,779,435
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     66,436,602      104,101,186      114,274,509      183,183,498
  Transfers between funds including
   guaranteed interest account, net ..............    (36,443,236)       8,096,122      (23,661,771)      40,689,780
  Transfers for contract benefits and
   terminations ..................................    (46,406,021)     (35,170,191)     (44,088,451)     (33,757,471)
  Contract maintenance charges ...................     (3,952,448)      (2,955,742)      (5,962,176)      (4,119,222)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (20,365,103)      74,071,375       40,562,111      185,996,585
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,464           58,784           36,912           53,624
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     10,355,230      131,900,312       79,479,934      242,829,644
Net Assets -- Beginning of Period ................    694,789,312      562,889,000      826,203,941      583,374,297
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 705,144,542    $ 694,789,312    $ 905,683,875    $ 826,203,941
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,220           16,908           17,395           29,318
 Units Redeemed ..................................        (12,207)         (10,173)         (14,139)         (12,140)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,987)           6,735            3,256           17,178
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Caywood-Scholl
                                                    High Yield Bond (c)           EQ/Equity 500 Index
                                                   --------------------- -------------------------------------
                                                            2005                2005               2004
                                                   --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $  1,536,428        $   (1,266,777)    $    1,291,994
 Net realized gain (loss) on investments .........           22,687            49,663,059          7,559,886
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,317,445)           (4,285,559)       104,623,711
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................          241,670            44,110,723        113,475,591
                                                       ------------        --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       21,031,213           179,951,947        249,642,346
  Transfers between funds including
   guaranteed interest account, net ..............       12,280,683           (56,745,087)        19,315,161
  Transfers for contract benefits and
   terminations ..................................         (350,545)          (92,161,190)       (70,651,199)
  Contract maintenance charges ...................          (23,820)           (9,301,790)        (7,100,588)
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       32,937,531            21,743,880        191,205,720
                                                       ------------        --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           56,650                26,462             35,471
                                                       ------------        --------------     --------------
Increase (Decrease) in Net Assets ................       33,235,851            65,881,065        304,716,782
Net Assets -- Beginning of Period ................               --         1,471,293,770      1,166,576,988
                                                       ------------        --------------     --------------
Net Assets -- End of Period ......................     $ 33,235,851        $1,537,174,835     $1,471,293,770
                                                       ============        ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................            3,719                24,730             31,072
 Units Redeemed ..................................             (526)              (16,507)           (13,748)
                                                       ------------        --------------     --------------
 Net Increase (Decrease) .........................            3,195                 8,223             17,324
                                                       ============        ==============     ==============

                                                         EQ/Evergreen
                                                    International Bond (d)         EQ/Evergreen Omega          EQ/FI Mid Cap
                                                   ------------------------ --------------------------------- ----------------
                                                             2005                 2005             2004             2005
                                                   ------------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    (7,035)        $  (1,963,658)    $ (1,175,890)   $  49,333,029
 Net realized gain (loss) on investments .........             1,805             9,030,732        3,590,986       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................          (110,331)           (3,453,673)       5,326,163      (85,356,433)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................          (115,561)            3,613,401        7,741,259       41,983,613
                                                         -----------         -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         4,153,462            23,670,333       50,260,568      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............         2,302,187           (14,468,855)      11,867,844       (7,222,052)
  Transfers for contract benefits and
   terminations ..................................           (33,837)           (6,557,979)      (4,791,530)     (37,406,647)
  Contract maintenance charges ...................              (684)           (1,108,590)        (670,057)      (5,621,680)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................         6,421,128             1,534,909       56,666,825       84,608,568
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         5,006,114              (855,864)          41,462          (45,092)
                                                         -----------         -------------     ------------    -------------
Increase (Decrease) in Net Assets ................        11,311,681             4,292,446       64,449,546      126,547,089
Net Assets -- Beginning of Period ................                --           143,614,468       79,164,922      741,336,364
                                                         -----------         -------------     ------------    -------------
Net Assets -- End of Period ......................       $11,311,681         $ 147,906,914     $143,614,468    $ 867,883,453
                                                         ===========         =============     ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................               780                 3,766            9,740           21,608
 Units Redeemed ..................................              (121)               (4,119)          (3,939)         (15,501)
                                                         -----------         -------------     ------------    -------------
 Net Increase (Decrease) .........................               659                  (353)           5,801            6,106
                                                         ===========         =============     ============    =============

                                                    EQ/FI Mid Cap
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,678,034
 Net realized gain (loss) on investments .........     37,281,726
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,346,933
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,306,693
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    161,942,654
  Transfers between funds including
   guaranteed interest account, net ..............     33,945,189
  Transfers for contract benefits and
   terminations ..................................    (24,646,753)
  Contract maintenance charges ...................     (3,658,146)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,582,944
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         40,937
                                                    -------------
Increase (Decrease) in Net Assets ................    257,930,574
Net Assets -- Beginning of Period ................    483,405,790
                                                    -------------
Net Assets -- End of Period ......................  $ 741,336,364
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         27,029
 Units Redeemed ..................................        (11,973)
                                                    -------------
 Net Increase (Decrease) .........................         15,056
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/GAMCO Mergers
                                                          EQ/FI Mid Cap Value         and Acquisitions (c)
                                                   --------------------------------- ----------------------
                                                         2005             2004                2005
                                                   ---------------- ---------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,414,621    $   6,530,413        $   339,474
 Net realized gain (loss) on investments .........     70,297,063       41,907,930             85,032
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,159,259)      37,064,059           (204,505)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................     70,552,425       85,502,402            220,001
                                                    -------------    -------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    126,285,709      122,517,718         12,886,403
  Transfers between funds including
   guaranteed interest account, net ..............     29,738,482       27,676,075         11,399,463
  Transfers for contract benefits and
   terminations ..................................    (37,827,726)     (25,152,089)          (251,280)
  Contract maintenance charges ...................     (5,094,975)      (3,249,526)           (30,955)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,101,490      121,792,178         24,003,631
                                                    -------------    -------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,725           50,159             48,294
                                                    -------------    -------------        -----------
Increase (Decrease) in Net Assets ................    183,687,640      207,344,739         24,271,926
Net Assets -- Beginning of Period ................    649,000,735      441,655,996                 --
                                                    -------------    -------------        -----------
Net Assets -- End of Period ......................  $ 832,688,375    $ 649,000,735        $24,271,926
                                                    =============    =============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         19,958           19,456              2,575
 Units Redeemed ..................................        (11,240)          (9,069)              (268)
                                                    -------------    -------------        -----------
 Net Increase (Decrease) .........................          8,718           10,387              2,307
                                                    =============    =============        ===========

                                                                                                                   EQ/Janus Large
                                                   EQ/GAMCO Small Company Value (b)  EQ/International Growth (c)     Cap Growth
                                                   -------------------------------- ----------------------------- ----------------
                                                         2005             2004                   2005                   2005
                                                   ---------------- --------------- ----------------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (373,752)    $    (3,826)           $    47,522           $  (3,039,101)
 Net realized gain (loss) on investments .........      8,592,448         293,855                115,195               2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,895,218)        278,469                809,860              12,878,013
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,323,478         568,498                972,577              12,541,508
                                                     ------------     -----------            -----------           -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,825,071       4,802,357             10,813,199              29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............     43,986,193      12,553,512              4,307,418               5,413,585
  Transfers for contract benefits and
   terminations ..................................     (3,255,039)        (39,354)               (71,543)            (12,730,324)
  Contract maintenance charges ...................       (346,414)         (3,123)                (4,734)             (1,347,087)
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    108,209,811      17,313,392             15,044,340              21,028,256
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         56,782          12,971                 36,666                  11,086
                                                     ------------     -----------            -----------           -------------
Increase (Decrease) in Net Assets ................    111,590,071      17,894,861             16,053,583              33,580,850
Net Assets -- Beginning of Period ................     17,894,861              --                     --             194,883,644
                                                     ------------     -----------            -----------           -------------
Net Assets -- End of Period ......................   $129,484,932     $17,894,861            $16,053,583           $ 228,464,494
                                                     ============     ===========            ===========           =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,969             842                  1,944                   7,554
 Units Redeemed ..................................         (2,155)            (45)                  (550)                 (6,428)
                                                     ------------     -----------            -----------           -------------
 Net Increase (Decrease) .........................          4,814             797                  1,394                   1,126
                                                     ============     ===========            ===========           =============

                                                    EQ/Janus Large
                                                      Cap Growth
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,058,980)
 Net realized gain (loss) on investments .........     (2,177,565)
 Change in unrealized appreciation
  (depreciation) of investments ..................     22,307,352
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,070,807
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     30,347,677
  Transfers between funds including
   guaranteed interest account, net ..............        656,687
  Transfers for contract benefits and
   terminations ..................................    (10,026,646)
  Contract maintenance charges ...................       (950,415)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,027,303
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         48,834
                                                    -------------
Increase (Decrease) in Net Assets ................     38,146,944
Net Assets -- Beginning of Period ................    156,736,700
                                                    -------------
Net Assets -- End of Period ......................  $ 194,883,644
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,912
 Units Redeemed ..................................         (6,278)
                                                    -------------
 Net Increase (Decrease) .........................          1,634
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/JPMorgan Core Bond          EQ/JPMorgan Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   24,067,391     $   27,468,022    $     409,324    $    (609,119)
 Net realized gain (loss) on investments .........        2,334,160          6,022,066        6,392,598          846,840
 Change in unrealized appreciation
  (depreciation) of investments ..................      (17,960,654)        (7,850,327)       4,422,921       42,080,496
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................        8,440,897         25,639,761       11,224,843       42,318,217
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      171,533,722        171,439,660       20,377,175       27,947,101
  Transfers between funds including
   guaranteed interest account, net ..............       35,271,455        (21,011,758)     (14,340,611)      (3,513,613)
  Transfers for contract benefits and
   terminations ..................................      (82,455,484)       (70,175,152)     (46,035,901)     (37,326,732)
  Contract maintenance charges ...................       (6,554,118)        (5,070,136)      (2,257,434)      (1,991,717)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      117,795,575         75,182,614      (42,256,771)     (14,884,961)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           28,602             42,215           41,441           56,866
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................      126,265,074        100,864,590      (30,990,487)      27,490,122
Net Assets -- Beginning of Period ................    1,064,504,834        963,640,244      499,641,078      472,150,956
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,190,769,908     $1,064,504,834    $ 468,650,591    $ 499,641,078
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           31,536             30,368            4,461            6,040
 Units Redeemed ..................................          (18,812)           (21,703)          (7,537)          (7,143)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           12,724              8,665           (3,076)          (1,103)
                                                     ==============     ==============    =============    =============

                                                                                        EQ/Legg Mason       EQ/Long
                                                       EQ/Lazard Small Cap Value      Value Equity (c)   Term Bond (c)
                                                   --------------------------------- ------------------ --------------
                                                         2005             2004              2005             2005
                                                   ---------------- ---------------- ------------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,603,394    $  31,526,551      $   (21,881)     $   566,054
 Net realized gain (loss) on investments .........     70,202,197       50,470,873           24,118          140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................    (68,521,361)      19,683,165          123,666         (801,967)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................     27,284,230      101,680,589          125,903          (95,630)
                                                    -------------    -------------      -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,990,080      161,666,555       13,628,698       23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............    (40,488,215)      33,478,508       12,630,609       19,976,804
  Transfers for contract benefits and
   terminations ..................................    (47,408,480)     (31,083,398)         (19,065)        (726,694)
  Contract maintenance charges ...................     (5,615,858)      (3,697,279)          (6,054)         (41,316)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     35,477,527      160,364,386       26,234,188       43,051,138
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         36,312           51,197        3,014,410          100,875
                                                    -------------    -------------      -----------      -----------
Increase (Decrease) in Net Assets ................     62,798,069      262,096,172       29,374,501       43,056,383
Net Assets -- Beginning of Period ................    812,281,342      550,185,170               --               --
                                                    -------------    -------------      -----------      -----------
Net Assets -- End of Period ......................  $ 875,079,411    $ 812,281,342      $29,374,501      $43,056,383
                                                    =============    =============      ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,613           23,682            2,535            5,247
 Units Redeemed ..................................        (13,280)         (10,177)             (71)            (948)
                                                    -------------    -------------      -----------      -----------
 Net Increase (Decrease) .........................          4,333           13,505            2,464            4,300
                                                    =============    =============      ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                    Growth and Income (c)   Large Cap Core (c)   Mid Cap Value (c)
                                                   ----------------------- -------------------- -------------------
                                                             2005                  2005                 2005
                                                   ----------------------- -------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    47,469           $   (17,517)        $    190,909
 Net realized gain (loss) on investments .........            32,954                49,831              157,833
 Change in unrealized appreciation
  (depreciation) of investments ..................           985,547               603,584            2,885,519
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  operations .....................................         1,065,970               635,898            3,234,261
                                                         -----------           -----------         ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        21,609,834            13,498,807           53,890,406
  Transfers between funds including
   guaranteed interest account, net ..............        10,402,378             7,764,764           46,438,571
  Transfers for contract benefits and
   terminations ..................................          (305,584)             (329,478)          (1,227,656)
  Contract maintenance charges ...................           (18,169)              (11,095)            (112,826)
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        31,688,459            20,922,998           98,988,495
                                                         -----------           -----------         ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         3,045,111             3,052,839            3,057,351
                                                         -----------           -----------         ------------
Increase (Decrease) in Net Assets ................        35,799,540            24,611,735          105,280,107
Net Assets -- Beginning of Period ................                --                    --                   --
                                                         -----------           -----------         ------------
Net Assets -- End of Period ......................       $35,799,540           $24,611,735         $105,280,107
                                                         ===========           ===========         ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             3,296                 2,304                9,874
 Units Redeemed ..................................              (223)                 (281)                (732)
                                                         -----------           -----------         ------------
 Net Increase (Decrease) .........................             3,072                 2,022                9,142
                                                         ===========           ===========         ============

                                                             EQ/Marsico Focus             EQ/Mercury Basic Value Equity
                                                   ------------------------------------ ---------------------------------
                                                          2005               2004             2005             2004
                                                   ------------------ ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (14,954,933)    $ (10,777,877)   $    (317,506)   $   5,527,966
 Net realized gain (loss) on investments .........       52,936,392        10,889,884       48,976,075       27,500,618
 Change in unrealized appreciation
  (depreciation) of investments ..................       66,818,972        77,330,467      (37,549,430)      21,435,828
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      104,800,431        77,442,474       11,109,139       54,464,412
                                                     --------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      230,954,152       217,917,411       91,849,053      159,516,216
  Transfers between funds including
   guaranteed interest account, net ..............       68,011,811        25,088,217      (38,104,586)      50,618,863
  Transfers for contract benefits and
   terminations ..................................      (45,237,575)      (30,056,608)     (38,364,843)     (26,561,862)
  Contract maintenance charges ...................       (8,048,831)       (5,313,326)      (4,964,864)      (3,406,789)
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      245,679,557       207,635,694       10,414,760      180,166,428
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           25,479            32,507           28,858           40,764
                                                     --------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      350,505,467       285,110,675       21,552,757      234,671,604
Net Assets -- Beginning of Period ................      931,151,562       646,040,887      701,558,727      466,887,123
                                                     --------------     -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,281,657,029     $ 931,151,562    $ 723,111,484    $ 701,558,727
                                                     ==============     =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           34,883            32,471           13,183           21,295
 Units Redeemed ..................................          (13,700)          (13,406)          (9,777)          (6,642)
                                                     --------------     -------------    -------------    -------------
 Net Increase (Decrease) .........................           21,184            19,065            3,406           14,653
                                                     ==============     =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Mercury International Value   EQ/MFS Emerging Growth Companies
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   2,753,391    $   1,252,660    $  (3,744,013)   $  (3,699,564)
 Net realized gain (loss) on investments .........     14,769,364        1,169,719       (4,789,449)     (11,266,283)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,908,546       85,644,793       27,036,649       41,670,003
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     62,431,301       88,067,172       18,503,187       26,704,156
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,739,380       66,967,243       19,559,264       22,699,771
  Transfers between funds including
   guaranteed interest account, net ..............     44,408,567       21,112,702      (14,298,930)     (11,788,505)
  Transfers for contract benefits and
   terminations ..................................    (41,226,493)     (32,650,729)     (21,983,788)     (16,238,505)
  Contract maintenance charges ...................     (3,546,807)      (2,218,766)      (1,170,328)        (974,756)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    135,374,647       53,210,450      (17,893,782)      (6,301,995)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (233,617)          71,657           42,092           60,283
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    197,572,331      141,349,279          651,497       20,462,444
Net Assets -- Beginning of Period ................    557,588,437      416,239,158      272,793,975      252,331,531
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 755,160,768    $ 557,588,437    $ 273,445,472    $ 272,793,975
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,405           12,913            3,324            4,504
 Units Redeemed ..................................        (12,127)          (8,408)          (4,513)          (4,858)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         10,278            4,505           (1,189)            (354)
                                                    =============    =============    =============    =============

                                                        EQ/MFS Investors Trust                 EQ/Money Market
                                                   --------------------------------- -----------------------------------
                                                         2005             2004              2005              2004
                                                   ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,821,288)   $  (2,441,989)   $     5,491,979   $    (4,104,232)
 Net realized gain (loss) on investments .........        888,350       (3,548,954)          (973,816)       (1,016,291)
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,942,254       32,243,648          1,166,842         1,176,803
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................     16,009,316       26,252,705          5,685,005        (3,943,720)
                                                    -------------    -------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     16,442,591       28,305,231        244,501,743       326,363,306
  Transfers between funds including
   guaranteed interest account, net ..............    (10,063,956)      (7,241,165)       (69,984,911)     (303,851,718)
  Transfers for contract benefits and
   terminations ..................................    (22,246,902)     (17,571,504)      (168,885,055)     (130,065,474)
  Contract maintenance charges ...................     (1,473,168)      (1,208,799)        (2,290,735)       (1,959,180)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (17,341,435)       2,283,763          3,341,042      (109,513,066)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (124,599)          37,052             54,365            45,033
                                                    -------------    -------------    ---------------   ---------------
Increase (Decrease) in Net Assets ................     (1,456,718)      28,573,520          9,080,412      (113,411,753)
Net Assets -- Beginning of Period ................    295,653,343      267,079,823        474,528,092       587,939,845
                                                    -------------    -------------    ---------------   ---------------
Net Assets -- End of Period ......................  $ 294,196,625    $ 295,653,343    $   483,608,504   $   474,528,092
                                                    =============    =============    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,591            6,276             65,735            64,429
 Units Redeemed ..................................         (5,935)          (6,580)           (63,774)          (64,225)
                                                    -------------    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................         (2,344)            (304)             1,961               204
                                                    =============    =============    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Montag & Caldwell Growth        EQ/PIMCO
                                                                (b)                Real Return (c)
                                                   ------------------------------ -----------------
                                                         2005           2004             2005
                                                   --------------- -------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (105,778)    $     (705)    $  2,319,613
 Net realized gain (loss) on investments .........       110,268          2,240           75,181
 Change in unrealized appreciation
  (depreciation) of investments ..................       522,308         43,847       (3,155,014)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  operations .....................................       526,798         45,382         (760,220)
                                                     -----------     ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    13,082,314      1,057,585       83,463,710
  Transfers between funds including
   guaranteed interest account, net ..............     6,367,405        893,794       70,716,674
  Transfers for contract benefits and
   terminations ..................................      (458,668)          (220)      (1,552,939)
  Contract maintenance charges ...................       (36,919)        (1,160)        (150,100)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,954,132      1,949,999      152,477,345
                                                     -----------     ----------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        72,217        102,702           42,492
                                                     -----------     ----------     ------------
Increase (Decrease) in Net Assets ................    19,553,147      2,098,084      151,759,617
Net Assets -- Beginning of Period ................     2,098,084             --               --
                                                     -----------     ----------     ------------
Net Assets -- End of Period ......................   $21,651,231     $2,098,084     $151,759,617
                                                     ===========     ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         5,404            470           17,115
 Units Redeemed ..................................        (1,162)           (19)          (1,831)
                                                     -----------     ----------     ------------
 Net Increase (Decrease) .........................         4,242            451           15,284
                                                     ===========     ==========     ============

                                                         EQ/Short                                         EQ/TCW Equity
                                                    Duration Bond (c)       EQ/Small Company Index             (b)
                                                   ------------------- --------------------------------- ---------------
                                                           2005              2005             2004             2005
                                                   ------------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    96,553      $    (923,245)   $   3,075,874     $  (357,236)
 Net realized gain (loss) on investments .........          (9,795)        33,941,282       22,777,857         237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................        (107,926)       (22,917,641)      18,752,177       2,723,776
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................         (21,168)        10,100,396       44,605,908       2,603,595
                                                       -----------      -------------    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       8,290,639         52,972,655       73,075,568      27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      10,613,166        (21,776,339)       1,686,586      13,140,519
  Transfers for contract benefits and
   terminations ..................................        (401,133)       (18,523,939)     (13,499,828)       (708,969)
  Contract maintenance charges ...................         (16,868)        (2,361,215)      (1,726,493)        (79,254)
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      18,485,804         10,311,162       59,535,833      39,969,215
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         106,801           (428,292)          54,780          94,294
                                                       -----------      -------------    -------------     -----------
Increase (Decrease) in Net Assets ................      18,571,437         19,983,266      104,196,521      42,667,104
Net Assets -- Beginning of Period ................              --        344,451,423      240,254,902       4,452,726
                                                       -----------      -------------    -------------     -----------
Net Assets -- End of Period ......................     $18,571,437      $ 364,434,689    $ 344,451,423     $47,119,830
                                                       ===========      =============    =============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           2,571              8,836           14,932           3,195
 Units Redeemed ..................................            (719)            (7,623)          (9,659)           (718)
                                                       -----------      -------------    -------------     -----------
 Net Increase (Decrease) .........................           1,852              1,213            5,273           2,477
                                                       ===========      =============    =============     ===========

                                                   EQ/TCW Equity
                                                         (b)
                                                   --------------
                                                        2004
                                                   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (4,456)
 Net realized gain (loss) on investments .........        8,343
 Change in unrealized appreciation
  (depreciation) of investments ..................       74,904
                                                     ----------
 Net increase (decrease) in net assets from
  operations .....................................       78,791
                                                     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,146,039
  Transfers between funds including
   guaranteed interest account, net ..............    2,234,849
  Transfers for contract benefits and
   terminations ..................................       (8,772)
  Contract maintenance charges ...................       (2,493)
                                                     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,369,623
                                                     ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        4,312
                                                     ----------
Increase (Decrease) in Net Assets ................    4,452,726
Net Assets -- Beginning of Period ................           --
                                                     ----------
Net Assets -- End of Period ......................   $4,452,726
                                                     ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          302
 Units Redeemed ..................................          (37)
                                                     ----------
 Net Increase (Decrease) .........................          265
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/Van Kampen
                                                    EQ/UBS Growth and Income (b)    Comstock (c)
                                                   ------------------------------ ---------------
                                                         2005           2004            2005
                                                   --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (34,944)    $   13,322    $    307,757
 Net realized gain (loss) on investments .........       341,428          1,907          60,165
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,666,855         49,197       2,466,481
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     1,973,339         64,426       2,834,403
                                                     -----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    21,945,597      1,015,141      58,774,226
  Transfers between funds including
   guaranteed interest account, net ..............     9,945,523      1,227,736      36,377,047
  Transfers for contract benefits and
   terminations ..................................      (474,349)        (1,581)     (1,583,847)
  Contract maintenance charges ...................       (52,302)          (216)        (73,129)
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    31,364,469      2,241,080      93,494,297
                                                     -----------     ----------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        82,372          2,879       3,050,037
                                                     -----------     ----------    ------------
Increase (Decrease) in Net Assets ................    33,420,180      2,308,385      99,378,737
Net Assets -- Beginning of Period ................     2,308,385             --              --
                                                     -----------     ----------    ------------
Net Assets -- End of Period ......................   $35,728,565     $2,308,385    $ 99,378,737
                                                     ===========     ==========    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,828            489          10,172
 Units Redeemed ..................................        (1,809)           (40)           (941)
                                                     -----------     ----------    ------------
 Net Increase (Decrease) .........................         6,019            449           9,231
                                                     ===========     ==========    ============

                                                                                                          EQ/Wells Fargo
                                                    EQ/Van Kampen Emerging Markets       EQ/Van Kampen    Montgomery Small
                                                                Equity                Mid Cap Growth (c)      Cap (b)
                                                   --------------------------------- -------------------- ---------------
                                                         2005             2004               2005               2005
                                                   ---------------- ---------------- -------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,203,101)    $ (1,446,158)      $  (131,680)       $   613,828
 Net realized gain (loss) on investments .........     49,997,347       16,356,042           176,749             96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267       31,991,412         2,533,305            (71,053)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  operations .....................................    120,819,513       46,901,296         2,578,374            639,144
                                                    -------------     ------------       -----------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,159,383       69,533,375        19,337,327          5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     86,508,372       26,633,625        18,386,725          3,674,540
  Transfers for contract benefits and
   terminations ..................................    (23,045,477)      (9,754,773)         (394,097)          (160,077)
  Contract maintenance charges ...................     (2,567,744)      (1,063,322)          (36,114)            (9,829)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,054,534       85,348,905        37,293,841          8,532,808
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,972           39,848         3,052,788             39,129
                                                    -------------     ------------       -----------        -----------
Increase (Decrease) in Net Assets ................    309,910,019      132,290,049        42,925,003          9,211,081
Net Assets -- Beginning of Period ................    296,490,955      164,200,906                --          3,712,344
                                                    -------------     ------------       -----------        -----------
Net Assets -- End of Period ......................  $ 606,400,974     $296,490,955       $42,925,003        $12,923,425
                                                    =============     ============       ===========        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         29,968           24,627             3,588              1,069
 Units Redeemed ..................................        (17,357)         (17,093)             (423)              (311)
                                                    -------------     ------------       -----------        -----------
 Net Increase (Decrease) .........................         12,611            7,534             3,164                758
                                                    =============     ============       ===========        ===========


                                                   EQ/Wells Fargo
                                                   Montgomery Small
                                                       Cap (b)
                                                        2004
                                                   -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (253)
 Net realized gain (loss) on investments .........           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      440,822
                                                    -----------
 Net increase (decrease) in net assets from
  operations .....................................      440,569
                                                    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      228,280
  Transfers between funds including
   guaranteed interest account, net ..............       43,871
  Transfers for contract benefits and
   terminations ..................................         (629)
  Contract maintenance charges ...................           --
                                                    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      271,522
                                                    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......    3,000,253
                                                    -----------
Increase (Decrease) in Net Assets ................    3,712,344
Net Assets -- Beginning of Period ................           --
                                                    -----------
Net Assets -- End of Period ......................    3,712,344
                                                    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           24
 Units Redeemed ..................................           --
                                                    -----------
 Net Increase (Decrease) .........................           24
                                                    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Laudus Rosenberg VIT Value
                                                             Long/Short Equity               U.S. Real Estate -- Class II
                                                     ----------------------------------   ----------------------------------
                                                           2005               2004              2005               2004
                                                     ----------------   ---------------   ----------------   ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $ (1,252,806)      $  (265,783)      $  4,480,194      $     58,829
 Net realized gain (loss) on investments .........        1,673,750            41,986         10,109,825           828,025
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,486,860           473,309         15,478,770        17,793,045
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................        2,907,804           249,512         30,068,789        18,679,899
                                                       ------------       -----------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       34,363,843        22,179,837        100,186,178        60,356,043
  Transfers between funds including
   guaranteed interest account, net ..............       50,605,016        16,991,875         16,494,066        52,637,007
  Transfers for contract benefits and
   terminations ..................................       (3,589,310)         (533,757)        (7,450,900)       (1,609,240)
  Contract maintenance charges ...................         (677,694)          (74,438)        (1,354,803)         (149,898)
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       80,701,855        38,563,517        107,874,541       111,233,912
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           37,469            63,954             25,706            58,578
                                                       ------------       -----------       ------------      ------------
Increase (Decrease) in Net Assets ................       83,647,128        38,876,983        137,969,036       129,972,389
Net Assets -- Beginning of Period ................       39,844,509           967,526        132,033,274         2,060,885
                                                       ------------       -----------       ------------      ------------
Net Assets -- End of Period ......................     $123,491,637       $39,844,509       $270,002,310      $132,033,274
                                                       ============       ===========       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           11,893             4,923             13,674            11,275
 Units Redeemed ..................................           (4,444)           (1,150)            (6,669)           (2,041)
                                                       ------------       -----------       ------------      ------------
 Net Increase (Decrease) .........................            7,449             3,773              7,005             9,234
                                                       ============       ===========       ============      ============

-------

(a) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).

(b)   Commenced operations on October 25, 2004.

(c)   Commenced operations on May 9, 2005.

(d)   Commenced operations on October 17, 2005.

The accompanying notes are an integral part of these financial statements.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2005

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 68 variable investment options: o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------

(1)   Formerly known as AXA Premier VIP Small/Mid Cap Growth.

(2)   Formerly known as AXA Premier VIP Small/Mid Cap Value.

(3)   Formerly known as EQ/Alliance Premier Growth.

(4)   Formerly known as EQ/Enterprise Small Company Growth.

(5)   Formerly known as EQ/Enterprise Equity Income.

(6)   Formerly known as EQ/FI Small/Mid Cap Value.

(7)   Formerly known as EQ/Enterprise Small Company Value.

(8)   Formerly known as J.P. Morgan Core Bond.

(9)   Formerly known as JP Morgan Value Opportunities.

(10)  Formerly known as EQ/Enterprise Growth.

(11)  Formerly known as EQ/Enterprise Equity.

(12)  Formerly known as EQ/Enterprise Growth and Income.

(13)  Formerly known as EQ/Emerging Markets Equity.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

2. Significant Accounting Policies (Concluded)

Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                     Purchases        Sales
                                                 ---------------- -------------
AXA Aggressive Allocation ....................      354,582,413     29,429,791
AXA Conservative Allocation ..................      197,575,917     97,339,434
AXA Conservative Plus Allocation .............      307,798,509     52,836,206
AXA Moderate Allocation ......................    1,274,339,704    153,318,689
AXA Moderate Plus Allocation .................    1,861,284,384     64,809,186
AXA Premier VIP Aggressive Equity ............       24,876,799     26,592,366
AXA Premier VIP Core Bond ....................      146,977,605    114,077,933
AXA Premier VIP Health Care ..................       80,984,997     35,094,400
AXA Premier VIP High Yield ...................      235,795,581    178,719,961
AXA Premier VIP International Equity .........      161,672,476     96,186,008
AXA Premier VIP Large Cap Core Equity ........       34,943,095     24,861,512
AXA Premier VIP Large Cap Growth .............       64,790,150     65,193,347
AXA Premier VIP Large Cap Value ..............      158,920,746     67,177,038
AXA Premier VIP Small/Mid Cap Growth .........      112,331,815     65,597,891
AXA Premier VIP Small/Mid Cap Value ..........      147,622,932     75,739,683
AXA Premier VIP Technology ...................       63,372,425     62,025,733
EQ/Alliance Common Stock .....................      217,349,632    179,818,540
EQ/Alliance Growth & Income ..................      183,795,380     84,186,038
EQ/Alliance Intermediate Government Sec. .....       65,547,801     77,259,133
EQ/Alliance International ....................      249,456,053     99,337,666
EQ/Alliance Large Cap Growth .................       71,676,926     60,766,836
EQ/Alliance Quality Bond .....................       98,113,209     52,083,427
EQ/Alliance Small Cap Growth .................       67,553,657     69,892,967
EQ/Ariel Appreciation II .....................        8,331,876         36,169
EQ/Bear Stearns Small Company Growth .........       82,649,489     15,062,522
EQ/Bernstein Diversified Value ...............      275,735,738    143,634,356
EQ/Boston Advisors Equity Income .............      134,559,331     20,426,492
EQ/Calvert Socially Responsible ..............       21,584,878      7,935,832
EQ/Capital Guardian Growth ...................       68,374,278     42,524,893
EQ/Capital Guardian International ............      197,496,229    106,822,772
EQ/Capital Guardian Research .................       84,712,759    111,064,307
EQ/Capital Guardian U.S. Equity ..............      185,708,404    108,514,083
EQ/Caywood-Scholl High Yield Bond ............       37,397,308      2,866,699
EQ/Equity 500 Index ..........................      289,125,837    240,960,215
EQ/Evergreen International Bond ..............       12,431,646      1,022,058
EQ/Evergreen Omega ...........................       31,535,299     28,488,695
EQ/FI Mid Cap ................................      289,545,362    104,979,866
EQ/FI Small/Mid Cap Value ....................      276,245,485     87,866,431
EQ/GAMCO Mergers and Acquisitions ............       25,993,899      1,548,199
EQ/GAMCO Small Company Value .................      146,168,046     30,394,236
EQ/International Growth ......................       20,269,620      5,141,092
EQ/Janus Large Cap Growth ....................       50,176,510     32,176,267
EQ/JPMorgan Core Bond ........................      287,298,262    145,406,693
EQ/JPMorgan Value Opportunities ..............       42,872,909     84,678,915
EQ/Lazard Small Cap Value ....................      237,385,348    136,108,760

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

3. Purchases and Sales of Investments (Concluded)

                                                       Purchases        Sales
                                                     ------------- --------------
EQ/Legg Mason Value Equity .......................     29,507,014       326,564
EQ/Long Term Bond ................................     50,439,422     6,445,963
EQ/Lord Abbett Growth and Income .................     35,632,728       851,690
EQ/Lord Abbett Large Cap Core ....................     26,162,804     2,204,484
EQ/Lord Abbett Mid Cap Value .....................    104,948,947     2,712,192
EQ/Marsico Focus .................................    348,497,781    88,605,537
EQ/Mercury Basic Value Equity ....................    152,620,042   112,447,184
EQ/Mercury International Value ...................    266,189,167   128,294,746
EQ/MFS Emerging Growth Companies .................     28,948,186    50,543,888
EQ/MFS Investors Trust ...........................     28,483,431    48,770,753
EQ/Money Market ..................................    659,990,871   651,104,075
EQ/Montag & Caldwell Growth ......................     23,022,603     4,102,032
EQ/PIMCO Real Return .............................    162,042,438     7,110,395
EQ/Short Duration Bond ...........................     24,918,637     6,280,068
EQ/Small Company Index ...........................     99,789,065    74,558,445
EQ/TCW Equity ....................................     47,659,199     7,952,926
EQ/UBS Growth and Income .........................     38,440,495     7,028,596
EQ/Van Kampen Comstock ...........................    100,238,539     3,386,448
EQ/Van Kampen emerging Markets Equity ............    332,461,252   127,750,256
EQ/Van Kampen Mid Cap Growth .....................     43,325,888     3,110,941
EQ/Wells Fargo Montgomery Small Cap ..............     11,963,543     2,776,453
Laudus Rosenberg VIT Value Long/Short Equity .....    112,152,184    32,665,667
U.S. Real Estate .................................    162,376,476    49,996,035

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

4. Expenses and Related Party Transactions (Concluded)

AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5. Substitutions/Reorganizations

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class B                28,176,343               13,857,622
Value -- Class B               $114,734,274             $114,734,274
Net Assets before merger       $114,734,274             $ 76,531,898
Net Assets after merger                  --             $191,266,172
--------------------------------------------------------------------------------

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

---------------------------------------------------------------------------------------------------------------------
                                                               Asset-based                      Current     Maximum
                                             Mortality and   Administration  Distribution     Aggregate    Aggregate
                                             Expense Risks       Charge         Charge          Charge       Charge
---------------------------------------------------------------------------------------------------------------------
Accumulator Advisor ..........................   0.50%           --               --             0.50%       0.50%
Accumulator Express ..........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ................................   0.90%           0.30%            --             1.20%       1.20%
Accumulator issued after April 1, 2002 .......   0.75%           0.25%            0.20%          1.20%       1.20%
Accumulator issued after
  September 15, 2003 .........................   0.75%           0.30%            0.20%          1.25%       1.25%
Retirement Income for Life ...................   0.75%           0.30%            0.20%          1.25%       1.25%
Accumulator issued after May 1, 1997 .........   1.10%           0.25%            --             1.35%       1.35%
Accumulator Plus .............................   0.90%           0.25%            0.25%          1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .........................   0.90%           0.35%            0.25%          1.50%       1.50%
Accumulator issued after March 1, 2000 .......   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Elite, Plus, Select ..............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .........................   1.10%           0.30%            0.25%          1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .........................   1.10%           0.25%            0.35%          1.70%       1.70%
Accumulator Elite II .........................   1.10%           0.25%            0.45%          1.80%       1.80%

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Continued)

                                               Asset-based                      Current      Maximum
                               Mortality and  Administration   Distribution    Aggregate    Aggregate
                               Expense Risks     Charge           Charge         Charge      Charge
                               -------------  --------------   -------------   ---------    ---------
Accumulator Select II .........   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes
Charge for Trust expenses             Daily
Annual Administrative charge          Annually on each
                                      contract date anniversary.
Variable Immediate Annuity payout     At time of transaction
option administrative fee
Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.
Protection Plus                       Annually on each
                                      contract date anniversary.

Charges                                                    Amount deducted                          How deducted
------------------------------------- -------------------------------------------------------- ----------------------
Charges for state premium and other   Varies by state                                          Applied to an annuity
applicable taxes                                                                               payout option
Charge for Trust expenses             Varies by portfolio                                      Unit value
Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser       Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30            account value
Variable Immediate Annuity payout     $350 annuity administrative fee                          Unit liquidation from
option administrative fee                                                                      account value
Withdrawal charge                     Low - During the first seven contract years              Unit liquidation from
                                      following a contribution, a 7% charge is deducted        account value
                                      in the first contract year from amounts withdrawn
                                      that exceed 10% of the account value. It declines
                                      1% each year to 1% in the seventh contract year.
                                      HIgh - During the first eight contract years
                                      following a contribution, a charge is deducted from
                                      amounts withdrawn that exceed 10% of the
                                      account value. The charge is 8% in the first two
                                      contract years following a contribution; the charge
                                      is 7% in the third and fourth contract years
                                      following a contribution; thereafter it declines by
                                      1% each year in the fifth to eighth contract year
BaseBuilder benefit charge               0.30%                                                 Unit liquidation from
                                                                                               account value
Protection Plus                       Low - 0.20%                                              Unit liquidation from
                                                                                               account value
                                      High - 0.35%.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Concluded)

                                                 When charge
Charges                                          is deducted
--------------------------------------- ----------------------------
Guaranteed minimum death benefit
options:
  Annual ratchet to age 85              Annually on each
                                        contract date anniversary.

  Greater of 5% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

  6% rollup to age 85                   Annually on each
                                        contract date anniversary.

  Greater of 6% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

Guaranteed Minimum Income Benefit       Annually on each
                                        contract date anniversary.

Guaranteed Principal Benefit charge     Annually on first 10
                                        contract date
                                        anniversaries

Guaranteed Withdrawal Benefit           Annually on each
                                        contract date anniversary

Net Loan Interest charge for Rollover   Netted against loan
                                        repayment

Retirement Income for Life Benefit      Annually on contract date
charge                                  anniversary

Charges                                                     Amount deducted                         How deducted
--------------------------------------- ------------------------------------------------------ ----------------------
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Low - 0.20% of the Annual ratchet to age 85            Unit liquidation from
                                        benefit base                                           account value

                                        High - 0.30% of the Annual ratchet to age 85
                                        benefit base

  Greater of 5% rollup to age 85 or     0.60% of the greater of 5% roll-up to age 85 or        Unit liquidation from
  annual ratchet to age 85              annual ratchet to age 85 benefit base                  account value

  6% rollup to age 85                   Low - 0.35% of the 6% roll-up to age 85 benefit        Unit liquidation from
                                        base                                                   account value

                                        High - 0.45% of the 6% roll-up to age 85 benefit
                                        base

  Greater of 6% rollup to age 85 or     Low - 0.45% of the 6% roll-up to age 85 benefit        Unit liquidation from
  annual ratchet to age 85              base or the Annual ratchet to age 85 benefit base,     account value
                                        as applicable

                                        High - 0.60% of the 6% roll-up to age 85 benefit
                                        base or the Annual ratchet to age 85 benefit base,
                                        as applicable

Guaranteed Minimum Income Benefit       Low - 0.45%                                            Unit liquidation from
                                                                                               account value
                                        High - 0.65%

Guaranteed Principal Benefit charge     0.50%                                                  Unit liquidation from
                                                                                               account value

Guaranteed Withdrawal Benefit           Low - 5% Withdrawal Option is 0.35%                    Unit liquidation from
                                        7% Withdrawal Option is 0.50%                          account value

                                        High - Optional Stepup Charge
                                        5% Withdrawal Option is 0.60%
                                        7% Withdrawal Option is 0.80%

Net Loan Interest charge for Rollover   2.00%                                                  Unit liquidation from
                                                                                               account value

Retirement Income for Life Benefit      0.65% of the income base for single life or 0.80%      Unit liquidation from
charge                                  of the income base for a joint life.                   account value

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values

  Shown below is accumulation unit value information for
   units outstanding throughout the periods indicated.
AXA Aggressive Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         7.44% Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Moderate Allocation (a)
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2003   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2002   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2001   Lowest contract charges 0.95% Class B
         Highest contract charges 1.90% Class B (c)
         All contract charges
AXA Moderate-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges

                                   Years Ended December 31,
         -----------------------------------------------------------------------------
                        Units Outstanding   Net Assets     Investment        Total
          Units value        (000's)          (000's)    Income ratio**    Return***
         ------------- ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.50               --                --           --            7.52%
            $ 11.22               --                --           --            6.01%
                 --           46,362        $  572,360         5.10%             --
  2004      $ 10.70               --                --           --
            $ 10.56               --                --           --            6.11%
                 --           19,656        $  227,194         2.66%             --
  2003      $ 10.68               --                --           --            6.80%
            $ 10.66               --                --           --            6.62%
                 --              625        $    6,664         1.20%             --
AXA Conservative Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.57               --                --           --            1.93%
            $ 10.29               --                --           --            0.50%
                 --           18,040        $  194,239         4.26%             --
  2004      $ 10.37               --                --           --            3.74%
            $ 10.24               --                --           --            2.46%
                 --            9,001        $   95,767         5.09%
  2003      $ 10.32               --                --           --            3.76%
            $ 10.30               --                --           --            3.00%
                 --              483        $    4,989         3.76%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.76               --                --           --            2.73%
            $ 10.48               --                --           --            1.29%
                 --           40,493        $  451,307         5.02%             --
  2004      $ 10.47               --                --           --            4.93%
            $ 10.34               --                --           --            3.63%
                 --           18,199        $  198,701         4.69%             --
  2003      $ 10.42               --                --           --            4.83%
            $ 10.41               --                --           --            4.10%
                 --              821        $    8,552         4.83%             --
AXA Moderate Allocation (a)
---------------------------------------------------------------------------------------
  2005
            $ 54.27               --                --           --            4.27%
            $ 40.92               --                --           --            2.81%
                 --          188,833        $2,886,531         2.93%             --
  2004      $ 52.05                                                            8.18%
            $ 39.80               --                --           --            6.66%
                 --           94,832        $1,705,138         3.65%             --
  2003      $ 48.11               --                --           --           18.54%
            $ 37.31               --                --           --           16.86%
                 --           18,997        $  653,817         3.59%             --
  2002      $ 40.59               --                --           --          (11.86)%
            $ 31.93               --                --           --          (14.37)%
                 --            3,929        $  137,208         2.19%             --
  2001      $ 43.48               --                --           --          ( 5.55)%
            $ 37.29               --                --           --            5.14%
                 --              507        $   20,337         3.88%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.37               --                --           --            6.14%
            $ 11.07               --                --           --            4.65%
                 --          231,245        $2,819,241         5.28%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Moderate-Plus Allocation (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (i)        $ 10.71
         Highest contract charge 1.90% Class B (i)       $ 10.58
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.68
         Highest contract charge 1.70% Class B (l)       $ 10.66
         All contract charges                                 --
AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 68.25
         Highest contract charge 1.90% Class B (c)       $ 51.46
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 63.39
         Highest contract charge 1.90% Class B (c)       $ 48.47
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 56.83
         Highest contract charges 1.90% Class B (c)      $ 44.08
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 41.54
         Highest contract charges 1.90% Class B (c)      $ 32.67
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 58.69
         Highest contract charges 1.90% Class B (c)      $ 46.83
         All contract charges                                 --
AXA Premier VIP Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.63
         Highest contract charge 1.90% Class B (d)       $ 10.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.49
         Highest contract charge 1.90% Class B (d)       $ 11.01
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 11.11
         Highest contract charge 1.90% Class B (d)       $ 10.80
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $ 10.76
         Highest contract charge 1.90% Class B (d)       $ 10.61
         All contract charges                                 --
AXA Premier VIP Health Care
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 12.06
         Highest contract charge 1.90% Class B (d)       $ 11.39
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.33
         Highest contract charge 1.90% Class B (d)       $ 10.86
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.16
         Highest contract charge 1.90% Class B (d)       $  9.87
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.97
         Highest contract charge 1.90% Class B (d)       $  7.85
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            7.46%
                    --               --            --            6.13%
                82,739         $955,400          4.14%             --
  2003              --               --            --            6.80%
                    --               --            --            6.60%
                 2,415         $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            7.66%
                    --               --            --            6.15%
                 3,925         $127,148            --              --
  2004              --               --            --           11.54%
                    --               --            --            9.97%
                 3,203         $119,925            --              --
  2003              --               --            --           36.82%
                    --               --            --           34.92%
                 2,180         $101,344            --              --
  2002              --               --            --          (29.22)%
                    --               --            --          (30.23)%
                 1,711         $ 60,793          0.01%             --
  2001              --               --            --          (25.55)%
                    --               --            --           13.23%
                 1,907         $ 96,588          0.28%             --
AXA Premier VIP Core Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            1.20%
                    --               --            --          ( 0.18)%
                57,425         $631,231          3.47%             --
  2004                                                           3.37%
                    --               --            --            1.91%
                55,151         $609,072          3.80%             --
  2003              --               --            --            3.26%
                    --               --            --            1.79%
                47,365         $516,125          3.67%             --
  2002              --               --            --            5.39%
                19,201         $204,776          5.63%           4.02%
AXA Premier VIP Health Care
-------------------------------------------------------------------------
  2005
                    --               --            --            6.43%
                    --               --            --            4.93%
                20,668         $246,216          5.48%             --
  2004              --               --            --           11.57%
                    --               --            --           10.00%
                17,556         $196,381          7.19%             --
  2003              --               --            --           27.47%
                    --               --            --           25.73%
                11,382         $113,739          1.55%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.63)%
                 3,195         $ 25,215            --              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP High Yield
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 35.26
         Highest contract charge 1.90% Class B (c)       $ 26.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 34.38
         Highest contract charge 1.90% Class B (c)       $ 26.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 31.80
         Highest contract charges 1.90% Class B (c)      $ 24.99
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 26.08
         Highest contract charges 1.90% Class B (c)      $ 20.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 27.00
         Highest contract charges 1.90% Class B (c)      $ 21.83
         All contract charges                                 --
AXA Premier International Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 14.18
         Highest contract charge 1.90% Class B (d)       $ 13.40
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 12.35
         Highest contract charge 1.90% Class B (d)       $ 11.83
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.52
         Highest contract charge 1.90% Class B (d)       $ 10.23
         All contract charges                                 --
  2002   Unit Value 0.50% to 1.90%*                           --
         Lowest contract charge 0.50% Class B (d)        $  7.87
         Highest contract charge 1.90% Class B (d)       $  7.76
         All contract charges                                 --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.39
         Highest contract charge 1.90% Class B (d)       $ 10.76
         All contract charges
  2004   Lowest contract charge 0.50% Class B (d)        $ 10.72
         Highest contract charge 1.90% Class B (d)       $ 10.28
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $  9.83
         Highest contract charge 1.90% Class B (d)       $  9.55
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.71
         Highest contract charge 1.90% Class B (d)       $  7.60
         All contract charges                                 --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 10.10
         Highest contract charge 1.90% Class B (d)       $  9.54
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $  9.44
         Highest contract charge 1.90% Class B (d)       $  9.05
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield
------------------------------------------------------------------------
  2005
                    --               --            --           2.55%
                    --               --            --           1.11%
                43,908         $877,332          7.68%            --
  2004              --               --            --           8.13%
                    --               --            --           6.61%
                37,966         $860,727          6.76%            --
  2003              --               --            --          21.93%
                    --               --            --          20.21%
                25,622         $673,178          7.02%            --
  2002              --               --            --         ( 3.41)%
                    --               --            --         ( 4.76)%
                10,205         $228,627         10.07%            --
  2001              --               --            --           0.19%
                    --               --            --           5.85%
                 8,008         $187,477         10.30%            --
AXA Premier International Equity
------------------------------------------------------------------------
  2005
                    --               --            --          14.87%
                    --               --            --          13.25%
                23,219         $328,766          7.88%            --
  2004              --               --            --          17.32%
                    --               --            --          15.67%
                19,713         $242,452          3.67%            --
  2003              --               --            --          33.67%
                    --               --            --          31.83%
                11,346         $117,579          0.85%            --
  2002              --               --            --             --
                    --               --            --         (18.61)%
                    --               --            --         (19.75)%
                 3,212         $ 25,053            --             --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.20%
                    --               --            --           4.71%
                13,468         $151,342          2.74%            --
  2004              --               --            --           9.13%
                    --               --            --           7.59%
                12,820         $135,571          4.92%            --
  2003              --               --            --          27.46%
                    --               --            --          25.66%
                10,567         $102,131          0.19%            --
  2002              --               --            --         (22.59)%
                    --               --            --         (23.69)%
                 3,689         $ 28,181          0.49%            --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --           6.95%
                    --               --            --           5.45%
                28,903         $295,667            --             --
  2004              --               --            --           6.13%
                    --               --            --           4.64%
                29,040         $275,157            --             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charge 0.50% Class B (d)      $  8.90
         Highest contract charge 1.90% Class B (d)     $  8.65
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.84
         Highest contract charge 1.90% Class B (d)     $  6.75
         All contract charges                               --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.62
         Highest contract charge 1.90% Class B (d)     $ 11.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.84
         Highest contract charge 1.90% Class B (d)     $ 11.35
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.98
         Highest contract charge 1.90% Class B (d)     $  7.86
         All contract charges                               --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.46
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $  9.70
         Highest contract charge 1.90% Class B (d)     $  9.30
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $  8.72
         Highest contract charge 1.90% Class B (d)     $  8.48
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.25
         Highest contract charge 1.90% Class B (d)     $  6.16
         All contract charges                               --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.73
         Highest contract charge 1.90% Class B (d)     $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.92
         Highest contract charge 1.90% Class B (d)     $ 11.42
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.43
         Highest contract charge 1.90% Class B (d)     $  7.33
         All contract charges                               --

AXA Premier VIP Technology (j)
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.36
         Highest contract charge 1.90% Class B (d)     $  9.79
         All contract charges                               --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------------
  2003              --               --            --           30.12%
                    --               --            --           28.15%
                22,496         $197,050            --              --
  2002              --               --            --          (30.13)%
                    --               --            --          (30.98)%
                 7,258         $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.56%
                    --               --            --            5.07%
                35,233         $440,121          5.45%             --
  2004              --               --            --           13.85%
                    --               --            --           12.25%
                29,242         $342,105          7.90%             --
  2003              --               --            --           30.32%
                    --               --            --           28.63%
                20,239         $206,969          2.87%             --
  2002              --               --            --          (18.82)%
                    --               --            --          (20.04)%
                 6,974         $ 55,122          1.00%             --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            7.84%
                    --               --            --            6.33%
                35,078         $374,043         13.74%             --
  2004              --               --            --           11.17%
                    --               --            --            9.61%
                35,482         $346,528          1.80%             --
  2003              --               --            --           39.52%
                    --               --            --           37.67%
                28,678         $246,717          2.16%             --
  2002              --               --            --          (36.61)%
                    --               --            --          (37.46)%
                 8,322         $ 51,568            --              --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.81%
                    --               --            --            5.31%
                29,548         $370,654         22.18%             --
  2004              --               --            --           14.61%
                    --               --            --           13.00%
                30,025         $353,096          6.32%             --
  2003              --               --            --           39.95%
                    --               --            --           37.90%
                21,347         $218,393          0.94%             --
  2002              --               --            --          (23.64)%
                    --               --            --          (24.59)%
                 6,540         $ 48,169            --              --
AXA Premier VIP Technology (j)
-------------------------------------------------------------------------
  2005
                    --               --            --           10.71%
                    --               --            --            9.16%
                24,317         $253,676            --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP Technology (j) (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)       $   9.36
         Highest contract charge 1.90% Class B (d)      $   8.97
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)       $   8.96
         Highest contract charge 1.90% Class B (d)      $   8.71
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)       $   5.71
         Highest contract charge 1.90% Class B (d)      $   5.63
         All contract charges                                 --
EQ/Alliance Common Stock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 316.20
         Highest contract charge 1.90% Class B (c)      $ 206.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B           $ 304.68
         Highest contract charge 1.90% Class B (c)      $ 202.28
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B          $ 268.33
         Highest contract charges 1.90% Class B (c)     $ 180.69
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B          $ 180.32
         Highest contract charges 1.90% Class B (c)     $ 123.15
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B          $ 271.84
         Highest contract charges 1.90% Class B (c)     $ 188.32
         All contract charges                                 --
EQ/Alliance Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  32.70
         Highest contract charge 1.90% Class B (d)      $  27.49
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  31.15
         Highest contract charge 1.90% Class B (d)      $  26.56
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  27.85
         Highest contract charges 1.90% Class B (d)     $  24.09
         All contract charges                                 --
         Lowest contract charges 0.50% Class B (d)      $  21.46
  2002   Highest contract charges 1.90% Class B (d)     $  18.83
         All contract charges                                 --
EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  21.14
         Highest contract charge 1.90% Class B (d)      $  17.15
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  20.98
         Highest contract charge 1.90% Class B (d)      $  17.27
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  20.69
         Highest contract charges 1.90% Class B (d)     $  17.27
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (d)      $  20.36
         Highest contract charges 1.90% Class B (d)     $  17.23
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Technology (j) (Continued)
-------------------------------------------------------------------------
  2004              --                --           --            4.46%
                    --                --           --            2.99%
                24,512        $  228,436         0.93%             --
  2003              --                --           --           56.90%
                    --                --           --           54.71%
                 7,597        $   67,141         4.79%             --
  2002              --                --           --          (44.02)%
                    --                --           --          (44.75)%
                 2,311        $   13,072           --              --
EQ/Alliance Common Stock
-------------------------------------------------------------------------
  2005
                    --                --           --            3.78%
                    --                --           --            2.33%
                36,983        $1,277,968         0.84%             --
  2004              --                --           --           13.55%
                    --                --           --           11.95%
                23,045        $1,197,777         1.05%
  2003              --                --           --           48.81%
                    --                --           --           46.72%
                 5,325        $  877,988         1.30%             --
  2002              --                --           --          (33.67)%
                    --                --           --          (34.61)%
                 3,226        $  453,046         0.05%             --
  2001              --                --           --          (11.19)%
                    --                --           --            9.33%
                 3,478        $  743,618         2.15%             --
EQ/Alliance Growth and Income
-------------------------------------------------------------------------
  2005
                    --                --           --            4.98%
                    --                --           --            3.50%
                37,992        $  759,475         4.29%             --
  2004              --                --           --           11.83%
                    --                --           --           10.26%
                29,768        $  651,421         1.62%             --
  2003              --                --           --           29.80%
                    --                --           --           27.93%
                17,280        $  427,793         1.61%             --
                    --                --           --          (20.16)%
  2002              --                --           --          (21.21)%
                 5,280        $  104,247         2.86%             --
EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------
  2005
                    --                --           --            0.73%
                    --                --           --          ( 0.68)%
                20,170        $  320,909         3.41%             --
  2004              --                --           --            1.43%
                    --                --           --            0.00%
                20,300        $  340,096         3.03%             --
  2003              --                --           --            1.61%
                    --                --           --            0.22%
                17,987        $  328,020         4.53%             --
  2002              --                --           --            8.41%
                    --                --           --            7.22%
                10,061        $  183,406        10.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance International (n)(o)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.58
         Highest contract charge 1.90% Class B (d)       $ 14.24
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.45
         Highest contract charge 1.90% Class B (d)       $ 12.59
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.29
         Highest contract charges 1.90% Class B (d)      $ 10.86
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.14
         Highest contract charges 1.90% Class B (d)      $  8.19
         All contract charges                                 --
EQ/Alliance Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  7.55
         Highest contract charge 1.90% Class B (c)       $  6.86
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.60
         Highest contract charge 1.90% Class B (c)       $  6.09
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  6.12
         Highest contract charges 1.90% Class B (c)      $  5.73
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.99
         Highest contract charges 1.90% Class B (c)      $  4.74
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  7.29
         Highest contract charges 1.90% Class B (c)      $  7.02
         All contract charges                                 --
EQ/Alliance Quality Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 17.77
         Highest contract charge 1.90% Class B (c)       $ 14.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.51
         Highest contract charge 1.90% Class B (c)       $ 14.93
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 16.96
         Highest contract charges 1.90% Class B (c)      $ 14.67
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 16.46
         Highest contract charges 1.90% Class B (c)      $ 14.44
         All contract charges                                 --
EQ/Alliance Small Cap Growth (g)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.20
         Highest contract charge 1.90% Class B (c)       $ 16.10
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 16.41
         Highest contract charge 1.90% Class B (c)       $ 14.72
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Alliance International (n)(o)
------------------------------------------------------------------------
  2005
                    --               --            --          14.72%
                    --               --            --          13.11%
                39,214         $585,935            --             --
  2004              --               --            --          17.58%
                    --               --            --          15.93%
                28,144         $371,190          2.10%            --
  2003              --               --            --          34.47%
                    --               --            --          32.60%
                20,522         $232,935          2.53%            --
  2002              --               --            --         ( 9.33)%
                    --               --            --         (10.49)%
                 3,406         $ 29,069            --             --
EQ/Alliance Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          14.36%
                    --               --            --          12.75%
                53,599         $409,334            --             --
  2004              --               --            --           7.84%
                    --               --            --           6.32%
                54,060         $349,068            --             --
  2003              --               --            --          22.65%
                    --               --            --          20.89%
                55,750         $326,649            --             --
  2002              --               --            --         (31.55)%
                    --               --            --         (32.48)%
                48,237         $232,039            --             --
  2001              --               --            --         (24.30)%
                    --               --            --           4.83%
                49,585         $347,643          0.01%            --
EQ/Alliance Quality Bond
------------------------------------------------------------------------
  2005
                    --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.32%            --
  2003              --               --            --           3.03%
                    --               --            --           1.59%
                16,832         $258,083          3.60%            --
  2002              --               --            --           5.92%
                    --               --            --           4.49%
                 5,930         $ 89,679          7.92%            --
EQ/Alliance Small Cap Growth (g)
------------------------------------------------------------------------
  2005
                    --               --            --          10.95%
                    --               --            --           9.40%
                28,133         $443,581            --             --
  2004              --               --            --          13.41%
                    --               --            --          11.82%
                27,198         $400,895            --             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance Small Cap Growth (g) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 14.47
         Highest contract charges 1.90% Class B (c)      $ 13.16
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.32
         Highest contract charges 1.90% Class B (c)      $  9.52
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.86
         Highest contract charges 1.90% Class B (c)      $ 13.91
         All contract charges                                 --
EQ/Ariel Appreciation II
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.38
         Highest contract charge 1.90% Class B (q)       $ 10.35
         All contract charges                                 --
EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  8.59
         Highest contract charge 1.90% Class B (k)       $  7.77
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  8.04
         Highest contract charge 1.90% Class B (k)       $  7.37
         All contract charges                                 --
EQ/Bernstein Diversified Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.05
         Highest contract charge 1.90% Class B (c)       $ 14.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 15.30
         Highest contract charge 1.90% Class B (c)       $ 13.86
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 13.56
         Highest contract charges 1.90% Class B (c)      $ 12.45
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.58
         Highest contract charges 1.90% Class B (c)      $  9.86
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.31
         Highest contract charges 1.90% Class B (c)      $ 11.64
         All contract charges                                 --
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  6.30
         Highest contract charge 1.90% Class B (k)       $  5.69
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  5.96
         Highest contract charge 1.90% Class B (k)       $  5.47
         All contract charges                                 --
EQ/Calvert Socially Responsible
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $  9.20
         Highest contract charge 1.90% Class B (c)       $  8.40
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (g) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           40.21%
                    --                --           --           38.25%
                24,622        $  333,931           --              --
  2002              --                --           --          (30.55)%
                    --                --           --          (31.56)%
                16,457        $  160,910           --              --
  2001              --                --           --          (13.70)%
                    --                --           --           14.37%
                14,714        $  209,134         1.04%             --
EQ/Ariel Appreciation II
-------------------------------------------------------------------------
  2005
                    --                --           --            3.83%
                    --                --           --            3.49%
                   510        $    5,276         1.00%             --
EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.95%
                    --                --           --            5.45%
                 9,010        $   72,375         3.58%             --
  2004              --                --           --           14.09%
                    --                --           --           13.79%
                   388        $    2,939           --              --
EQ/Bernstein Diversified Value
-------------------------------------------------------------------------
  2005
                    --                --           --            4.91%
                    --                --           --            3.44%
               101,618        $1,439,640         3.31%             --
  2004              --                --           --           12.88%
                    --                --           --           11.29%
                91,811        $1,278,595         2.22%             --
  2003              --                --           --           28.17%
                    --                --           --           26.28%
                70,973        $  907,823         1.69%             --
  2002              --                --           --          (14.05)%
                    --                --           --          (15.29)%
                36,996        $  373,343         1.59%             --
  2001              --                --           --            2.50%
                    --                --           --            7.18%
                21,630        $  256,192         1.05%             --
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------
  2005
                    --                --           --            5.62%
                    --                --           --            4.14%
                22,950        $  135,055         2.19%             --
  2004              --                --           --            9.05%
                    --                --           --            8.76%
                 3,003        $   16,894         3.71%             --
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------
  2005
                    --                --           --            8.20%
                    --                --           --            6.68%
                 4,883        $   47,467         4.10%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Calvert Socially Responsible (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (b)       $  8.50
         Highest contract charge 1.90% Class B (c)      $  7.88
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (b)      $  8.25
         Highest contract charges 1.90% Class B (c)     $  7.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (b)      $  6.48
         Highest contract charges 1.90% Class B (c)     $  6.18
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (b)      $  8.85
         Highest contract charges 1.90% Class B (c)     $  8.56
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B (c)      $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B (c)      $ 11.44
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B (c)     $ 11.05
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.84
         Highest contract charges 1.90% Class B (c)     $  9.08
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 13.43
         Highest contract charges 1.90% Class B (c)     $ 12.57
         All contract charges                                --
EQ/Capital Guardian International
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.07
         Highest contract charge 1.90% Class B (c)      $ 11.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.22
         Highest contract charge 1.90% Class B (c)      $ 10.35
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  9.92
         Highest contract charges 1.90% Class B (c)     $  9.29
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.52
         Highest contract charges 1.90% Class B (c)     $  7.14
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.90
         Highest contract charges 1.90% Class B (c)     $  8.57
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B (c)      $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B (c)      $ 10.95
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            3.07%
                    --               --            --            1.62%
                 3,656         $ 31,705            --              --
  2003              --               --            --           27.31%
                    --               --            --           25.41%
                 2,756         $ 21,924            --              --
  2002              --               --            --          (26.78)%
                    --               --            --          (27.80)%
                   731         $  4,578            --              --
  2001              --               --            --            2.89%
                    --               --            --            7.16%
                    38         $    328            --              --
EQ/Capital Guardian Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            4.58%
                    --               --            --            3.12%
                23,591         $283,809          0.21%             --
  2004              --               --            --            5.01%
                    --               --            --            3.53%
                20,651         $244,375            --              --
  2003              --               --            --           23.38%
                    --               --            --           21.70%
                22,285         $254,404          0.13%             --
  2002              --               --            --          (26.73)%
                    --               --            --          (27.76)%
                20,819         $194,509          0.10%             --
  2001              --               --            --          (24.85)%
                    --               --            --            6.97%
                23,007         $295,990            --              --
EQ/Capital Guardian International
-------------------------------------------------------------------------
  2005
                    --               --            --           16.51%
                    --               --            --           14.91%
                56,000         $728,289          1.67%             --
  2004              --               --            --           13.04%
                    --               --            --           11.45%
                49,365         $543,898          1.64%             --
  2003              --               --            --           31.91%
                    --               --            --           30.11%
                34,025         $323,809          1.54%             --
  2002              --               --            --          (15.51)%
                    --               --            --          (16.69)%
                15,843         $114,882          1.42%             --
  2001              --               --            --          (21.24)%
                    --               --            --            7.25%
                11,548         $ 99,965          1.77%             --
EQ/Capital Guardian Research (h)
-------------------------------------------------------------------------
  2005
                    --               --            --            5.53%
                    --               --            --            4.05%
                59,370         $704,554          0.56%             --
  2004              --               --            --           10.35%
                    --               --            --            8.80%
                61,357         $694,282          0.67%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Capital Guardian Research (h) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 10.76
         Highest contract charges 1.90% Class B (c)      $ 10.07
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  8.22
         Highest contract charges 1.90% Class B (c)      $  7.80
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.97
         Highest contract charges 1.90% Class B (c)      $ 10.56
         All contract charges                                 --
EQ/Capital Guardian U.S. Equity (f)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 12.28
         Highest contract charge 1.90% Class B (c)       $ 11.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.65
         Highest contract charge 1.90% Class B (c)       $ 10.75
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 10.71
         Highest contract charges 1.90% Class B (c)      $ 10.02
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.89
         Highest contract charges 1.90% Class B (c)      $  7.49
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.39
         Highest contract charges 1.90% Class B (c)      $ 10.00
         All contract charges                                 --
EQ/Caywood-Scholl High Yield Bond Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.46
         Highest contract charge 1.90% Class B (p)       $ 10.36
         All contract charges                                 --
EQ/Equity 500 Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 29.22
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 28.13
         Highest contract charge 1.90% Class B (c)       $ 24.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 25.65
         Highest contract charges 1.90% Class B (c)      $ 22.31
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 20.16
         Highest contract charges 1.90% Class B (c)      $ 17.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 26.11
         Highest contract charges 1.90% Class B (c)      $ 23.37
         All contract charges                                 --
EQ/Evergreen International Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $  9.77
         Highest contract charge 1.90% Class B (q)       $  9.74
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           30.90%
                    --                --           --           29.10%
                54,622        $  562,488         0.48%             --
  2002              --                --           --          (25.07)%
                    --                --           --          (26.14)%
                40,818        $  324,026         0.43%             --
  2001              --                --           --          ( 2.49)%
                    --                --           --           11.48%
                 7,485        $   79,895         0.22%             --
EQ/Capital Guardian U.S. Equity (f)
-------------------------------------------------------------------------
  2005
                    --                --           --            5.43%
                    --                --           --            5.38%
                77,247        $  905,335         5.74%             --
  2004              --                --           --            8.78%
                    --                --           --            7.25%
                73,991        $  825,881         0.53%             --
  2003              --                --           --           35.74%
                    --                --           --           33.78%
                56,813        $  583,096         0.39%             --
  2002              --                --           --          (24.06)%
                    --                --           --          (25.10)%
                24,868        $  189,328         0.42%             --
  2001              --                --           --          ( 2.53)%
                    --                --           --           12.51%
                16,170        $  163,523         0.32%             --
EQ/Caywood-Scholl High Yield Bond Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            4.56%
                    --                --           --            3.58%
                 3,193        $   33,180        15.00%             --
EQ/Equity 500 Index
-------------------------------------------------------------------------
  2005
                    --                --           --            3.88%
                    --                --           --            2.42%
                76,052        $1,537,157         3.21%             --
  2004              --                --           --            9.68%
                    --                --           --            8.14%
                67,829        $1,471,224         1.53%             --
  2003              --                --           --           27.21%
                    --                --           --           25.40%
                50,505        $1,166,468         1.51%             --
  2002              --                --           --          (22.79)%
                    --                --           --          (23.88)%
                30,324        $  561,948         1.04%             --
  2001              --                --           --          (12.62)%
                    --                --           --            7.81%
                24,226        $  586,435         0.85%             --
EQ/Evergreen International Bond
-------------------------------------------------------------------------
  2005
                    --                --           --          ( 2.31)%
                    --                --           --          ( 2.63)%
                   659        $    6,422           --              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Evergreen Omega
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B (c)      $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B (c)      $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B (c)     $  7.67
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  5.99
         Highest contract charges 1.90% Class B (c)     $  5.66
         All contract charges                                --
  2001   Lowest contract charges 0.95% Class B          $  7.81
         Highest contract charges 1.90% Class B (c)     $  7.59
         All contract charges                                --
EQ/FI Mid Cap
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B (c)      $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B (c)      $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B (c)     $  9.55
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.01
         Highest contract charges 1.90% Class B (c)     $  6.78
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.64
         Highest contract charges 1.90% Class B (c)     $  8.48
         All contract charges                                --
EQ/FI Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 17.04
         Highest contract charge 1.90% Class B (c)      $ 15.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.38
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.12
         Highest contract charges 1.90% Class B (c)     $ 11.94
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.89
         Highest contract charges 1.90% Class B (c)     $  9.13
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.66
         Highest contract charges 1.90% Class B (c)     $ 10.91
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
-------------------------------------------------------------------------
  2005
                    --               --            --            3.44%
                    --               --            --            1.99%
                15,270         $147,725          3.07%             --
  2004              --               --            --            6.51%
                    --               --            --            5.01%
                15,623         $142,569          0.35%             --
  2003              --               --            --           37.40%
                    --               --            --           35.51%
                 9,822         $ 78,212            --              --
  2002              --               --            --          (24.37)%
                    --               --            --          (25.43)%
                 2,262         $ 13,052            --              --
  2001              --               --            --          (17.79)%
                    --               --            --            8.89%
                   464         $  3,565          0.01%             --
EQ/FI Mid Cap
-------------------------------------------------------------------------
  2005
                    --               --            --            5.84%
                    --               --            --            4.35%
                70,729         $867,602         14.06%             --
  2004              --               --            --           15.45%
                    --               --            --           13.82%
                64,623         $740,923          7.05%             --
  2003              --               --            --           42.80%
                    --               --            --           40.88%
                49,567         $483,002            --              --
  2002              --               --            --          (18.87)%
                    --               --            --          (20.05)%
                18,844         $129,102          0.01%             --
  2001              --               --            --          (13.86)%
                    --               --            --           16.73%
                 9,447         $ 80,508          0.23%             --
EQ/FI Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --           10.77%
                    --               --            --            9.21%
                54,946         $832,305         11.71%             --
  2004              --               --            --           17.26%
                    --               --            --           15.61%
                46,228         $648,657          9.37%
  2003              --               --            --           32.65%
                    --               --            --           30.78%
                35,841         $441,408          0.48%             --
  2002              --               --            --          (15.18)%
                    --               --            --          (16.32)%
                18,536         $173,781          0.70%             --
  2001              --               --            --            3.46%
                    --               --            --           13.94%
                 7,454         $ 82,875          0.97%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.56
         Highest contract charge 1.90% Class B (p)       $ 10.46
         All contract charges                                 --
EQ/GAMCO Small Company Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $ 27.24
         Highest contract charge 1.90% Class B (k)       $ 21.28
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $ 26.24
         Highest contract charge 1.90% Class B (k)       $ 20.79
         All contract charges                                 --
EQ/International Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 11.56
         Highest contract charge 1.90% Class B (p)       $ 11.46
         All contract charges                                 --
EQ/Janus Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  6.67
         Highest contract charge 1.90% Class B (c)       $  6.19
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.25
         Highest contract charge 1.90% Class B (c)       $  5.88
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  5.60
         Highest contract charges 1.90% Class B (c)      $  5.34
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.47
         Highest contract charges 1.90% Class B (c)      $  4.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.45
         Highest contract charges 1.90% Class B (c)      $  6.33
         All contract charges                                 --
EQ/JPMorgan Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.95
         Highest contract charge 1.90% Class B (c)       $ 13.35
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.70
         Highest contract charge 1.90% Class B (c)       $ 13.31
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.19
         Highest contract charges 1.90% Class B (c)      $ 13.04
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 13.80
         Highest contract charges 1.90% Class B (c)      $ 12.85
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.65
         Highest contract charges 1.90% Class B (c)      $ 11.96
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------
  2005
                    --                --           --            5.64%
                    --                --           --            4.65%
                 2,307        $   24,225         5.91%             --
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------
  2005
                    --                --           --            3.80%
                    --                --           --            2.34%
                 5,611        $  129,461        10.84%             --
  2004              --                --           --           13.51%
                    --                --           --           13.22%
                   797        $   17,882         8.20%             --
EQ/International Growth
-------------------------------------------------------------------------
  2005
                    --                --           --           15.64%
                    --                --           --           14.56%
                 1,394        $   16,015         2.07%             --
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.75%
                    --                --           --            5.25%
                31,429        $  227,980           --              --
  2004              --                --           --           11.59%
                    --                --           --           10.02%
                30,303        $  194,427         0.26%             --
  2003              --                --           --           25.28%
                    --                --           --           23.33%
                28,669        $  156,361           --              --
  2002              --                --           --          (30.70)%
                    --                --           --          (31.60)%
                19,297        $   84,342           --              --
  2001              --                --           --          (23.40)%
                    --                --           --           10.07%
                12,636        $   80,396         0.01%             --
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------
  2005
                    --                --           --            1.71%
                    --                --           --            0.28%
                93,448        $1,190,350         3.56%             --
  2004              --                --           --            3.58%
                    --                --           --            2.12%
                80,724        $1,064,120         4.41%
  2003              --                --           --            2.84%
                    --                --           --            1.48%
                72,059        $  963,308         3.72%             --
  2002              --                --           --            9.09%
                    --                --           --            7.44%
                51,512        $  676,993         5.39%             --
  2001              --                --           --            7.39%
                    --                --           --          ( 0.84)%
                34,831        $  423,723         5.43%             --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.58
         Highest contract charge 1.90% Class B (c)       $ 12.89
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.10
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.78
         Highest contract charges 1.90% Class B (c)      $ 11.62
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.13
         Highest contract charges 1.90% Class B (c)      $  9.34
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.57
         Highest contract charges 1.90% Class B (c)      $ 11.77
         All contract charges                                 --
EQ/Lazard Small Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.39
         Highest contract charge 1.90% Class B (c)       $ 16.42
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.65
         Highest contract charge 1.90% Class B (c)       $ 15.99
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 15.15
         Highest contract charges 1.90% Class B (c)      $ 13.92
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.08
         Highest contract charges 1.90% Class B (c)      $ 10.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.93
         Highest contract charges 1.90% Class B (c)      $ 12.22
         All contract charges                                 --
EQ/Legg Mason Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.66
         Highest contract charge 1.90% Class B (q)       $ 10.63
         All contract charges                                 --
EQ/Long Term Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.06
         Highest contract charge 1.90% Class B (p)       $  9.96
         All contract charges                                 --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.66
         Highest contract charge 1.90% Class B (p)       $ 10.56
         All contract charges                                 --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.62
         Highest contract charge 1.90% Class B (p)       $ 10.52
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------
  2005
                    --               --            --            3.41%
                    --               --            --            1.95%
                35,102         $468,128          1.50%             --
  2004              --               --            --           10.33%
                    --               --            --            8.78%
                38,178         $499,166          1.28%             --
  2003              --               --            --           26.16%
                    --               --            --           24.41%
                39,281         $471,766          1.42%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.65)%
                36,586         $351,427          1.36%             --
  2001              --               --            --          ( 7.30)%
                    --               --            --            5.36%
                36,246         $436,613          0.96%             --
EQ/Lazard Small Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            4.16%
                    --               --            --            2.70%
                56,358         $874,837          9.24%             --
  2004              --               --            --           16.52%
                    --               --            --           14.88%
                52,025         $811,982         11.71%
  2003              --               --            --           36.75%
                    --               --            --           34.75%
                38,520         $549,902          1.38%             --
  2002              --               --            --          (14.31)%
                    --               --            --          (15.47)%
                22,123         $233,903          0.79%             --
  2001              --               --            --           17.12%
                    --               --            --           17.57%
                13,643         $169,843          4.42%             --
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            6.62%
                    --               --            --            6.26%
                 2,464         $ 26,219          0.13%             --
EQ/Long Term Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            0.56%
                    --               --            --          ( 0.38)%
                 4,300         $ 42,957          6.93%             --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------
  2005
                    --               --            --            6.59%
                    --               --            --            5.59%
                 3,072         $ 35,532          1.42%             --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------
  2005
                    --               --            --            6.21%
                    --               --            --            5.22%
                 2,022         $ 21,339          0.84%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 11.21
         Highest contract charge 1.90% Class B (p)       $ 11.11
         All contract charges                                 --
EQ/Marsico Focus
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $ 15.82
         Highest contract charge 1.90% Class B (c)       $ 14.88
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (b)        $ 14.36
         Highest contract charge 1.90% Class B (c)       $ 13.70
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (b)       $ 13.06
         Highest contract charges 1.90% Class B (c)      $ 12.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (b)       $ 10.01
         Highest contract charges 1.90% Class B (c)      $  9.82
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B (b)       $ 11.37
         Highest contract charges 1.90% Class B (c)      $ 11.32
         All contract charges                                 --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)        $ 21.84
         Highest contract charge 1.90% Class B (c)       $ 19.32
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (e)        $ 21.32
         Highest contract charge 1.90% Class B (c)       $ 19.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (e)       $ 19.38
         Highest contract charges 1.90% Class B (c)      $ 17.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (e)       $ 14.84
         Highest contract charges 1.90% Class B (c)      $ 13.70
         All contract charges                                 --
  2001   Lowest contract charges 0.95% Class B           $ 17.53
         Highest contract charges 1.90% Class B (c)      $ 16.76
         All contract charges                                 --
EQ/Mercury International Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 19.90
         Highest contract charge 1.90% Class B (c)       $ 17.60
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 18.04
         Highest contract charge 1.90% Class B (c)       $ 16.18
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.90
         Highest contract charges 1.90% Class B (c)      $ 13.56
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.70
         Highest contract charges 1.90% Class B (c)      $ 10.80
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --                --           --           12.11%
                    --                --           --           11.07%
                 9,142        $  101,817         1.70%             --
EQ/Marsico Focus
-------------------------------------------------------------------------
  2005
                    --                --           --           10.15%
                    --                --           --            8.61%
                91,026        $1,281,504         2.74%             --
  2004              --                --           --            9.96%
                    --                --           --            8.41%
                69,842        $  931,060           --              --
  2003              --                --           --           30.45%
                    --                --           --           28.62%
                50,777        $  646,010           --              --
  2002              --                --           --          (11.96)%
                    --                --           --          (13.25)%
                11,834        $  116,998         0.04%             --
  2001              --                --           --           13.36%
                    --                --           --            6.88%
                   328        $    3,718           --              --
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            2.44%
                    --                --           --            1.00%
                43,949        $  723,084         5.63%             --
  2004              --                --           --           10.02%
                    --                --           --            8.47%
                40,543        $  701,451         5.74%
  2003              --                --           --           30.58%
                    --                --           --           28.69%
                25,890        $  466,739         0.68%             --
  2002              --                --           --          (17.09)%
                    --                --           --          (18.26)%
                13,004        $  183,216         1.18%             --
  2001              --                --           --            4.53%
                    --                --           --           14.66%
                 8,262        $  141,613         3.46%             --
EQ/Mercury International Value
-------------------------------------------------------------------------
  2005
                    --                --           --           10.28%
                    --                --           --            8.74%
                44,488        $  754,971         1.84%             --
  2004              --                --           --           21.04%
                    --                --           --           19.33%
                34,210        $  557,170         1.66%
  2003              --                --           --           27.35%
                    --                --           --           25.56%
                29,705        $  415,925         2.52%             --
  2002              --                --           --          (17.02)%
                    --                --           --          (18.18)%
                23,303        $  258,604         0.64%             --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------
  2001   Lowest contract charges 0.50% Class B           $ 14.10
         Highest contract charges 1.90% Class B (c)      $ 13.20
         All contract charges                                 --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 15.29
         Highest contract charge 1.90% Class B (c)       $ 13.52
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.09
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.58
         Highest contract charges 1.90% Class B (c)      $ 11.44
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.77
         Highest contract charges 1.90% Class B (c)      $  9.02
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.96
         Highest contract charges 1.90% Class B (c)      $ 14.00
         All contract charges                                 --
EQ/MFS Investors Trust
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 10.08
         Highest contract charge 1.90% Class B (c)       $  9.13
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  9.45
         Highest contract charge 1.90% Class B (c)       $  8.68
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  8.53
         Highest contract charges 1.90% Class B (c)      $  7.94
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.02
         Highest contract charges 1.90% Class B (c)      $  6.64
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  8.94
         Highest contract charges 1.90% Class B (c)      $  8.56
         All contract charges                                 --
EQ/Money Market
--------------------------------------------------------------------
  2005   Unit Value 0.00% to 1.90%
         Lowest contract charge 0.00% Class B            $ 39.77
         Highest contract charge 1.90% Class B (c)       $ 24.88
         All contract charges                                 --
  2004   Lowest contract charge 0.00% Class B            $ 38.75
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2003   Lowest contract charges 0.00% Class B           $ 38.46
         Highest contract charges 1.90% Class B (c)      $ 25.00
         All contract charges                                 --
  2002   Lowest contract charges 0.00% Class B           $ 38.24
         Highest contract charges 1.90% Class B (c)      $ 25.34
         All contract charges                                 --
  2001   Lowest contract charges 0.00% Class B           $ 37.77
         Highest contract charges 1.90% Class B (c)      $ 25.51
         All contract charges                                 --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------------
  2001              --               --            --           (21.93)%
                    --               --            --             4.31%
                21,672         $292,625          0.66%              --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------
  2005
                    --               --            --             8.48%
                    --               --            --             6.96%
                19,808         $272,973            --               --
  2004              --               --            --            12.06%
                    --               --            --            10.48%
                20,997         $272,395            --
  2003              --               --            --            28.76%
                    --               --            --            26.84%
                21,351         $252,025            --               --
  2002              --               --            --           (34.70)%
                    --               --            --           (35.57)%
                20,399         $188,909            --               --
  2001              --               --            --            34.36%
                    --               --            --            14.88%
                23,969         $342,882          0.02%              --
EQ/MFS Investors Trust
--------------------------------------------------------------------------
  2005
                    --               --            --             6.66%
                    --               --            --             5.16%
                30,163         $294,159          0.49%              --
  2004              --               --            --            10.84%
                    --               --            --             9.28%
                32,507         $295,494          0.58%
  2003              --               --            --            21.51%
                    --               --            --            19.58%
                32,811         $266,998          0.69%              --
  2002              --               --            --           (21.48)%
                    --               --            --           (22.43)%
                25,059         $169,062          0.55%              --
  2001              --               --            --           (16.37)%
                    --               --            --             5.14%
                24,165         $209,512          0.44%              --
EQ/Money Market
--------------------------------------------------------------------------
  2005
                    --               --            --             2.62%
                    --               --            --             0.68%
                24,414         $483,274          2.57%              --
  2004              --               --            --             0.78%
                    --               --            --           ( 1.14)%
                22,453         $474,277          0.74%              --
  2003              --               --            --             0.56%
                    --               --            --           ( 1.35)%
                22,249         $587,929          0.52%              --
  2002              --               --            --             1.24%
                    --               --            --           ( 0.67)%
                26,987         $751,628          3.15%              --
  2001              --               --            --             3.56%
                    --               --            --             0.00%
                24,948         $690,107          3.76%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Montag & Caldwell Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  4.90
         Highest contract charge 1.90% Class B (k)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  4.67
         Highest contract charge 1.90% Class B (k)      $  4.28
         All contract charges                                --
EQ/PIMCO Real Return
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $  9.99
         Highest contract charge 1.90% Class B (p)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $ 10.04
         Highest contract charge 1.90% Class B (p)      $  9.94
         All contract charges                                --
EQ/Small Company Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B (c)      $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B (c)     $ 11.95
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  8.97
         Highest contract charges 1.90% Class B (c)     $  8.35
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.40
         Highest contract charges 1.90% Class B (c)     $ 10.77
         All contract charges                                --
EQ/TCW Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $ 20.25
         Highest contract charge 1.90% Class B (k)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (k)       $ 19.57
         Highest contract charge 1.90% Class B (k)      $ 15.50
         All contract charges                                --
EQ/UBS Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  5.90
         Highest contract charge 1.90% Class B (k)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  5.44
         Highest contract charge 1.90% Class B (k)      $  4.99
         All contract charges                                --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%
EQ/PIMCO Real Return
------------------------------------------------------------------------
  2005
                    --               --            --         ( 0.09)%
                    --               --            --         ( 1.02)%
                15,284         $151,723          5.48%            --
EQ/Short Duration Bond
------------------------------------------------------------------------
  2005
                    --               --            --           0.36%
                    --               --            --         ( 0.58)%
                 1,852         $ 18,465          2.64%            --
EQ/Small Company Index
------------------------------------------------------------------------
  2005
                    --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          5.86%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          4.24%            --
  2003              --               --            --          45.15%
                    --               --            --          43.11%
                19,516         $239,728          0.37%            --
  2002              --               --            --         (21.32)%
                    --               --            --         (22.47)%
                 8,384         $ 71,737          0.61%            --
  2001              --               --            --           1.60%
                    --               --            --          18.29%
                 5,542         $ 60,777          0.58%            --
EQ/TCW Equity
------------------------------------------------------------------------
  2005
                    --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/UBS Growth and Income
------------------------------------------------------------------------
  2005
                    --               --            --           8.46%
                    --               --            --           6.94%
                 6,468         $ 35,639          1.24%            --
  2004              --               --            --          11.67%
                    --               --            --          11.38%
                   449         $  2,306          3.51%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.49
         Highest contract charge 1.90% Class B (p)       $ 10.39
         All contract charges                                 --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.98
         Highest contract charge 1.90% Class B (c)       $ 13.30
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.34
         Highest contract charge 1.90% Class B (c)       $ 10.21
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  9.21
         Highest contract charges 1.90% Class B (c)      $  8.42
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  5.94
         Highest contract charges 1.90% Class B (c)      $  5.50
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.34
         Highest contract charges 1.90% Class B (c)      $  5.96
         All contract charges                                 --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 12.44
         Highest contract charge 1.90% Class B (p)       $ 12.33
         All contract charges                                 --
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------
  2005   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (k)        $ 11.97
         Highest contract charge 1.70% Class B (k)       $ 11.86
         All contract charges                                 --
  2004   Lowest contract charge 1.25% Class B (k)        $ 11.37
         Highest contract charge 1.70% Class B (k)       $ 11.36
         All contract charges                                 --
Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 10.79
         Highest contract charge 1.70% Class B (l)       $ 10.94
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 10.16
         Highest contract charge 1.70% Class B (l)       $ 10.35
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.17
         Highest contract charge 1.70% Class B (l)       $ 10.16
         All contract charges                                 --
U.S. Real Estate -- Class II
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 14.69
         Highest contract charge 1.70% Class B (l)       $ 16.87
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 12.73
         Highest contract charge 1.70% Class B (l)       $ 14.70
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.90%
                 9,231         $ 96,174          2.07%            --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------
  2005
                    --               --            --          32.12%
                    --               --            --          30.27%
                38,941         $606,208          5.09%            --
  2004              --               --            --          23.06%
                    --               --            --          21.33%
                26,330         $296,336          0.74%            --
  2003              --               --            --          55.05%
                    --               --            --          53.09%
                18,796         $164,082          1.03%            --
  2002              --               --            --          (6.31)%
                    --               --            --          (7.72)%
                10,375         $ 58,530            --             --
  2001              --               --            --          (5.65)%
                    --               --            --          27.64%
                 9,079         $ 55,188            --             --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          24.44%
                    --               --            --          23.28%
                 3,164         $ 39,124            --             --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------
  2005
                    --               --            --           5.25%
                    --               --            --           4.37%
                   782         $  9,257            --             --
  2004              --               --            --          14.31%
                    --               --            --          14.22%
                    24         $    282            --             --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.22%
                    --               --            --           5.69%
                11,318         $123,394          9.36%            --
  2004              --               --            --           1.27%
                    --               --            --           1.87%
                 3,869         $ 39,780            --
  2003              --               --            --           1.72%
                    --               --            --           1.60%
                    95         $    966            --             --
U.S. Real Estate -- Class II
------------------------------------------------------------------------
  2005
                    --               --            --          15.35%
                    --               --            --          14.77%
                16,427         $269,893          3.73%            --
  2004              --               --            --          12.47%
                    --               --            --          33.76%
                 9,422         $131,961          2.39%            --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2005

7. Accumulation Unit Values (Concluded)

        (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                                           Units          Net Assets     Investment         Total
                                                      Units Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
U.S. Real Estate -- Class II (Continued)
----------------------------------------
     2003 Lowest contract charges 1.25% Class B (l)     $ 11.00             --                 --             --          10.00%
          Highest contract charges 1.70% Class B (l)    $ 10.99             --                 --             --           9.90%
          All contract charges                               --            188             $2,058             --             --


(a) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(b) Units were made available for sale on September 4, 2001.
(c) Units were made available for sale on October 8, 2001.
(d) Units were made available on January 14, 2002.
(e) Units were made available for sale on April 1, 2002.
(f) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) Units were made available for sale on February 13, 2004.
(j) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(k) Units were made available for sale on October 25, 2004.
(l) Units were made available on September 22, 2003.
(m) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(n) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(o) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(p) Units were made available for sale on May 9, 2005.
(q) Units were made available for sale on October 17, 2005.
(r) Units were made available for sale on August 5, 2002.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-78

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
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        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)                   ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)          ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

FOR DELIVERY TO SMITH BARNEY CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


ELECTRONIC APPLICATIONS AND INITIAL CONTRIBUTIONS

Your Accumulator(R) Series contract date will generally be the business day Smith Barney receives your initial contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. We may reject your application and return your contribution or issue your contract on a later date if any of the limitations described below apply.


SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day Smith Barney receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.


LIMITATIONS

We consider Smith Barney to be a "processing office" for the purpose of receiving applications and contributions as described above.


The procedures described above are not available for Section 1035 exchanges or other replacement transactions; other types of transactions may also be excluded. You must provide all information and documents we require with respect to your initial or additional contribution. The amount of the initial or additional contribution you are making must be permitted under your contract. Your application and contribution must be made in accordance with all the other terms and conditions described in our prospectus. After receiving your contribution, together with all required information and documents, from you, Smith Barney must deliver them to us in accordance with our processing arrangements with Smith Barney.


Smith Barney may establish a "closing time" for receipt of applications and contribution requests under the above arrangement that is earlier than the end of the business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as Smith Barney, a business day for the purposes of this supplement will be our business day.

We or Smith Barney may change or discontinue these arrangements at any time without prior notice. If you change Smith Barney as your broker-dealer of record on your contract, the above procedures will no longer apply, although we may have similar arrangements with your new broker-dealer.

You may always make subsequent contributions under your contract by any other method described in the Accumulator(R) Series prospectus for your contract, as supplemented from time to time. All applications and contributions are subject to acceptance. These arrangements may not be available in every state.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your Smith Barney financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any

SOLSB05-04 (5/06)                                                         x01179
                                                           CAT NO. 133518 (5/06)
     subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

     If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

     Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.


                                                                  Acc Series '04




























                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)

 ACCUMULATOR(R) ELITE(SM)

--------------------------------------------------------------------------------


FOR DELIVERY TO MORGAN STANLEY CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"), in the State of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your Morgan Stanley financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

     If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

     Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.











                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234



Acc. Core 4 Elite '04-New Business
IM-04-34SUPP (5/06)                                                       x01180
                                                            CAT NO 134934 (5/06)

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2006 TO THE CURRENT PROSPECTUSES FOR:

ACCUMULATOR(R)

ACCUMULATOR(R) ELITE(SM)

ACCUMULATOR(R) PLUS(SM)

ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------


FOR DELIVERY TO PCA/RAYMOND JAMES CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"), in the State of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your PCA/Raymond James financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.


     If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

     Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.












                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234


IM-06-01 (5/06)
PCA/RAYMOND JAMES
ACC. '04 SERIES -- New Business                           Cat. no. 136087 (5/06)
                                                                          x01319

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2006 TO PROSPECTUSES FOR:




o Income Manager Accumulator(R)    o  Accumulator(R)               o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)    o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2006. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) disruptive transfer activity; (8) wire transmittals and electronic applications information; (9) certain information about our business day; (10) legal proceedings; (11) distribution of the contracts; (12) incorporation of certain documents by reference; (13) condensed financial information; and (14) hypothetical illustrations.


(1) HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox



--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.



--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;


                                                              X01186 - Global

o  elect to receive certain contract statements electronically;

o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) INVESTMENT OPTIONS



PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Not all of the Portfolios listed below are available in all the contracts to which this supplement applies.



 AXA Premier VIP Trust
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                Objective                                                  Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY
                                                                                         o Legg Mason Capital Management, Inc.

                                                                                         o MFS Investment Management

                                                                                         o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                         o Pacific Investment Management Company
                                                                                           LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                               o A I M Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC

                                                                                         o Post Advisory Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Long-term growth of capital.                               o AllianceBernstein L.P.
 INTERNATIONAL EQUITY
                                                                                         o J.P. Morgan Investment Management Inc.

                                                                                         o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------

Portfolios of the Trusts (continued)

----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                   Objective                                               Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 CORE EQUITY
                                                                                         o Janus Capital Management LLC

                                                                                         o Thornburg Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                         o RCM Capital Management LLC

                                                                                         o TCW Investment Management Company
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 VALUE
                                                                                         o Institutional Capital Corporation

                                                                                         o MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP          Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                         o Franklin Advisers, Inc.

                                                                                         o Provident Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE    Long-term growth of capital.                            o AXA Rosenberg Investment Management LLC

                                                                                         o TCW Investment Management Company

                                                                                         o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Long-term growth of capital.                            o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective                                               Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                   o AllianceBernstein L.P.
 INCOME
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
                                 moderate risk to capital.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.                   o Ariel Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.                  o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                             o AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to achieve an  o Boston Advisors, LLC
 INCOME                          above-average and consistent total return.
----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                   o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                               and Bridgeway Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------

Portfolios of the Trusts (continued)

----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name               Objective                                                   Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks long-term growth of capital.                          o Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          To achieve long-term growth of capital.                     o Capital Guardian Trust Company
 INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 RESEARCH
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.     Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 EQUITY
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH       Seeks to maximize current income.                           o Caywood-Scholl Capital Management
 YIELD BOND
----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that approximates      o AllianceBernstein L.P.
                             the total return performance of the S&P 500 Index,
                             including reinvestment of dividends, at a risk level consis-
                             tent with that of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL   Seeks capital growth and current income.                    o Evergreen Investment Management
 BOND                                                                                      Company, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.                             o Evergreen Investment Management
                                                                                           Company, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.                          o Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE          Seeks long-term capital appreciation.                       o Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    Seeks long-term growth of capital.                          o Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND        Seeks to provide a high total return consistent with mod-   o J.P. Morgan Investment Management Inc.
                             erate risk to capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Long-term capital appreciation.                             o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    Seeks capital appreciation.                                 o Lazard Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY   Seeks long-term growth of capital.                          o Legg Mason Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND            Seeks to maximize income and capital appreciation           o Mercury Advisors
                             through investment in long-maturity debt obligations.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Capital appreciation and growth of income without           o Lord, Abbett & Co. LLC
 INCOME                      excessive fluctuation in market value.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Capital appreciation and growth of income with reason-      o Lord, Abbett & Co. LLC
 CORE                        able risk.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE Capital appreciation.                                       o Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks long-term growth of capital.                          o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       Seeks capital appreciation and secondarily, income.         o Mercury Advisors
 EQUITY
----------------------------------------------------------------------------------------------------------------------------------


Portfolios of the Trusts (continued)
----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name              Objective                                                  Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL    Seeks to provide current income and long-term growth of    o Merrill Lynch Investment Managers Interna-
 VALUE                      income, accompanied by growth of capital.                    tional Limited
----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with a secondary         o MFS Investment Management
                            objective to seek reasonable current income. For purposes
                            of this Portfolio, the words "reasonable current income"
                            mean moderate income.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                            its assets and maintain liquidity.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN        Seeks maximum real return consistent with preservation     o Pacific Investment Management Company,
                            of real capital and prudent investment management.           LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND      Seeks current income with reduced volatility of principal. o Mercury Advisors
----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                            deduction of portfolio expenses) the total return of the
                            Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY               Seeks to achieve long-term capital appreciation.           o TCW Investment Management Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation o UBS Global Asset Management
                            with income as a secondary consideration.                    (Americas) Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Capital growth and income.                                 o Morgan Stanley Investment
                                                                                         Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks long-term capital appreciation.                      o Morgan Stanley Investment
 MARKETS EQUITY                                                                          Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Capital growth.                                            o Morgan Stanley Investment
 GROWTH                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   Seeks long-term capital appreciation.                      o Wells Capital Management Inc.
 SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.

(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE


The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.



------------------------------------------------------------------------------------------------
                                                  Manage-                          Other
Portfolio Name                                   ment Fees(2)   12b-1 Fees(3)    Expenses (4)
------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%          0.25%            0.19%
AXA Conservative Allocation                      0.10%          0.25%            0.22%
AXA Conservative-Plus Allocation                 0.10%          0.25%            0.19%
AXA Moderate Allocation                          0.10%          0.25%            0.17%
AXA Moderate-Plus Allocation                     0.10%          0.25%            0.17%
AXA Premier VIP Aggressive Equity                0.60%          0.25%            0.20%
AXA Premier VIP Core Bond                        0.60%          0.25%            0.18%
AXA Premier VIP Health Care                      1.20%          0.25%            0.28%
AXA Premier VIP High Yield                       0.58%          0.25%            0.18%
AXA Premier VIP International Equity             1.05%          0.25%            0.28%
AXA Premier VIP Large Cap Core Equity            0.90%          0.25%            0.25%
AXA Premier VIP Large Cap Growth                 0.90%          0.25%            0.23%
AXA Premier VIP Large Cap Value                  0.90%          0.25%            0.22%
AXA Premier VIP Mid Cap Growth                   1.10%          0.25%            0.25%
AXA Premier VIP Mid Cap Value                    1.10%          0.25%            0.19%
AXA Premier VIP Technology                       1.20%          0.25%            0.22%
------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%          0.25%            0.13%
EQ/Alliance Growth and Income                    0.56%          0.25%            0.13%
EQ/Alliance Intermediate Government Securities   0.50%          0.25%            0.14%
EQ/Alliance International                        0.72%          0.25%            0.21%
EQ/Alliance Large Cap Growth                     0.90%          0.25%            0.13%
EQ/Alliance Quality Bond                         0.50%          0.25%            0.13%
EQ/Alliance Small Cap Growth                     0.75%          0.25%            0.13%
EQ/Ariel Appreciation II                         0.75%          0.25%            7.01%
EQ/Bear Stearns Small Company Growth             1.00%          0.25%            0.20%
EQ/Bernstein Diversified Value                   0.61%          0.25%            0.13%
EQ/Boston Advisors Equity Income                 0.75%          0.25%            0.16%
EQ/Calvert Socially Responsible                  0.65%          0.25%            0.27%
EQ/Capital Guardian Growth                       0.65%          0.25%            0.17%
EQ/Capital Guardian International                0.85%          0.25%            0.23%
EQ/Capital Guardian Research                     0.65%          0.25%            0.13%
EQ/Capital Guardian U.S. Equity                  0.65%          0.25%            0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%          0.25%            0.24%
EQ/Equity 500 Index                              0.25%          0.25%            0.13%
EQ/Evergreen International Bond                  0.70%          0.25%            6.36%
EQ/Evergreen Omega                               0.65%          0.25%            0.18%
EQ/FI Mid Cap                                    0.69%          0.25%            0.14%
EQ/FI Mid Cap Value                              0.73%          0.25%            0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%          0.25%            0.66%
EQ/GAMCO Small Company Value                     0.79%          0.25%            0.14%
EQ/International Growth                          0.85%          0.25%            0.29%
EQ/Janus Large Cap Growth                        0.90%          0.25%            0.15%
EQ/JPMorgan Core Bond                            0.44%          0.25%            0.13%
EQ/JPMorgan Value Opportunities                  0.60%          0.25%            0.15%
EQ/Lazard Small Cap Value                        0.73%          0.25%            0.14%
EQ/Legg Mason Value Equity                       0.65%          0.25%            3.07%
EQ/Long Term Bond                                0.50%          0.25%            0.18%
EQ/Lord Abbett Growth and Income                 0.65%          0.25%            0.93%
EQ/Lord Abbett Large Cap Core                    0.65%          0.25%            1.32%
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                              Total Annual    Fee Waivers     Net Total
                                                Underlying      Expenses        and/or         Annual
                                                Portfolio       (Before         Expense       Expenses
                                                 Fees and       Expense       Reimburse-    After Expense
Portfolio Name                                 Expenses(5)    Limitation)      ments(6)      Limitations
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.91%         1.45%           (0.19)%        1.26%
AXA Conservative Allocation                      0.58%         1.15%           (0.22)%        0.93%
AXA Conservative-Plus Allocation                 0.64%         1.18%           (0.19)%        0.99%
AXA Moderate Allocation                          0.71%         1.23%           (0.17)%        1.06%
AXA Moderate-Plus Allocation                     0.84%         1.36%           (0.17)%        1.19%
AXA Premier VIP Aggressive Equity                  --          1.05%              --          1.05%
AXA Premier VIP Core Bond                          --          1.03%           (0.08)%        0.95%
AXA Premier VIP Health Care                        --          1.73%            0.00%         1.73%
AXA Premier VIP High Yield                         --          1.01%              --          1.01%
AXA Premier VIP International Equity               --          1.58%            0.00%         1.58%
AXA Premier VIP Large Cap Core Equity              --          1.40%           (0.05)%        1.35%
AXA Premier VIP Large Cap Growth                   --          1.38%           (0.03)%        1.35%
AXA Premier VIP Large Cap Value                    --          1.37%           (0.02)%        1.35%
AXA Premier VIP Mid Cap Growth                     --          1.60%            0.00%         1.60%
AXA Premier VIP Mid Cap Value                      --          1.54%            0.00%         1.54%
AXA Premier VIP Technology                         --          1.67%            0.00%         1.67%
-------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.85%              --          0.85%
EQ/Alliance Growth and Income                      --          0.94%              --          0.94%
EQ/Alliance Intermediate Government Securities     --          0.89%              --          0.89%
EQ/Alliance International                          --          1.18%           (0.08)%        1.10%
EQ/Alliance Large Cap Growth                       --          1.28%           (0.23)%        1.05%
EQ/Alliance Quality Bond                           --          0.88%              --          0.88%
EQ/Alliance Small Cap Growth                       --          1.13%              --          1.13%
EQ/Ariel Appreciation II                           --          8.01%           (6.86)%        1.15%
EQ/Bear Stearns Small Company Growth               --          1.45%           (0.15)%        1.30%
EQ/Bernstein Diversified Value                     --          0.99%           (0.04)%        0.95%
EQ/Boston Advisors Equity Income                   --          1.16%           (0.11)%        1.05%
EQ/Calvert Socially Responsible                    --          1.17%           (0.12)%        1.05%
EQ/Capital Guardian Growth                         --          1.07%           (0.12)%        0.95%
EQ/Capital Guardian International                  --          1.33%           (0.13)%        1.20%
EQ/Capital Guardian Research                       --          1.03%           (0.08)%        0.95%
EQ/Capital Guardian U.S. Equity                    --          1.03%           (0.08)%        0.95%
EQ/Caywood-Scholl High Yield Bond                  --          1.09%           (0.09)%        1.00%
EQ/Equity 500 Index                                --          0.63%              --          0.63%
EQ/Evergreen International Bond                    --          7.31%           (6.16)%        1.15%
EQ/Evergreen Omega                                 --          1.08%            0.00%         1.08%
EQ/FI Mid Cap                                      --          1.08%           (0.08)%        1.00%
EQ/FI Mid Cap Value                                --          1.12%           (0.02)%        1.10%
EQ/GAMCO Mergers and Acquisitions                  --          1.81%           (0.36)%        1.45%
EQ/GAMCO Small Company Value                       --          1.18%            0.00%         1.18%
EQ/International Growth                            --          1.39%            0.00%         1.39%
EQ/Janus Large Cap Growth                          --          1.30%           (0.15)%        1.15%
EQ/JPMorgan Core Bond                              --          0.82%            0.00%         0.82%
EQ/JPMorgan Value Opportunities                    --          1.00%           (0.05)%        0.95%
EQ/Lazard Small Cap Value                          --          1.12%           (0.02)%        1.10%
EQ/Legg Mason Value Equity                         --          3.97%           (2.97)%        1.00%
EQ/Long Term Bond                                  --          0.93%            0.00%         0.93%
EQ/Lord Abbett Growth and Income                   --          1.83%           (0.83)%        1.00%
EQ/Lord Abbett Large Cap Core                      --          2.22%           (1.22)%        1.00%
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                         Manage-                          Other
Portfolio Name                        ment Fees(2)    12b-1 Fees(3)   Expenses (4)
---------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value            0.70%          0.25%            0.40%
EQ/Marsico Focus                        0.87%          0.25%            0.13%
EQ/Mercury Basic Value Equity           0.57%          0.25%            0.13%
EQ/Mercury International Value          0.85%          0.25%            0.23%
EQ/MFS Emerging Growth Companies        0.65%          0.25%            0.14%
EQ/MFS Investors Trust                  0.60%          0.25%            0.18%
EQ/Money Market                         0.34%          0.25%            0.13%
EQ/Montag & Caldwell Growth             0.75%          0.25%            0.16%
EQ/PIMCO Real Return                    0.55%          0.25%            0.24%
EQ/Short Duration Bond                  0.44%          0.25%            0.14%
EQ/Small Company Index                  0.25%          0.25%            0.16%
EQ/TCW Equity                           0.80%          0.25%            0.16%
EQ/UBS Growth and Income                0.75%          0.25%            0.19%
EQ/Van Kampen Comstock                  0.65%          0.25%            0.39%
EQ/Van Kampen Emerging Markets Equity   1.15%          0.25%            0.48%
EQ/Van Kampen Mid Cap Growth            0.70%          0.25%            0.83%
EQ/Wells Fargo Montgomery Small Cap     0.85%          0.25%            2.28%
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                    Total Annual    Fee Waivers     Net Total
                                      Underlying      Expenses        and/or         Annual
                                      Portfolio       (Before         Expense       Expenses
                                       Fees and       Expense       Reimburse-    After Expense
Portfolio Name                       Expenses(5)    Limitation)      ments(6)      Limitations
----------------------------------------------------------------------------------------------------
EQ Advisors Trust:
----------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                 --       1.35%           (0.30)%        1.05%
EQ/Marsico Focus                             --       1.25%           (0.10)%        1.15%
EQ/Mercury Basic Value Equity                --       0.95%            0.00%         0.95%
EQ/Mercury International Value               --       1.33%           (0.08)%        1.25%
EQ/MFS Emerging Growth Companies             --       1.04%              --          1.04%
EQ/MFS Investors Trust                       --       1.03%           (0.08)%        0.95%
EQ/Money Market                              --       0.72%              --          0.72%
EQ/Montag & Caldwell Growth                  --       1.16%           (0.01)%        1.15%
EQ/PIMCO Real Return                         --       1.04%           (0.14)%        0.90%
EQ/Short Duration Bond                       --       0.83%            0.00%         0.83%
EQ/Small Company Index                       --       0.66%            0.00%         0.66%
EQ/TCW Equity                                --       1.21%           (0.06)%        1.15%
EQ/UBS Growth and Income                     --       1.19%           (0.14)%        1.05%
EQ/Van Kampen Comstock                       --       1.29%           (0.29)%        1.00%
EQ/Van Kampen Emerging Markets Equity        --       1.88%           (0.08)%        1.80%
EQ/Van Kampen Mid Cap Growth                 --       1.78%           (0.73)%        1.05%
EQ/Wells Fargo Montgomery Small Cap          --       3.38%           (2.08)%        1.30%
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or   ----       ----
other expenses)(1)                                                                  0.63%      8.01%




(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(4) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolios's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed port folio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual oper ating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrange ments plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

--------------------------------------------------
Portfolio Name
--------------------------------------------------
AXA Premier VIP Aggressive Equity           0.98%
--------------------------------------------------
AXA Premier VIP Health Care                 1.71%
--------------------------------------------------
AXA Premier VIP International Equity        1.54%
--------------------------------------------------
AXA Premier VIP Large Cap Core Equity       1.33%
--------------------------------------------------
AXA Premier VIP Large Cap Growth            1.33%
--------------------------------------------------
AXA Premier VIP Large Cap Value             1.29%
--------------------------------------------------
AXA Premier VIP Mid Cap Growth              1.55%
--------------------------------------------------
AXA Premier VIP Mid Cap Value               1.49%
--------------------------------------------------
AXA Premier VIP Technology                  1.61%
--------------------------------------------------
EQ/Alliance Common Stock                    0.83%
--------------------------------------------------
EQ/Alliance Growth and Income               0.91%
--------------------------------------------------
EQ/Alliance International                   1.09%
--------------------------------------------------
EQ/Alliance Large Cap Growth                1.02%
--------------------------------------------------
EQ/Alliance Small Cap Growth                1.09%
--------------------------------------------------
EQ/Bernstein Diversified Value              0.88%
--------------------------------------------------
EQ/Boston Advisors Equity Income            1.04%
--------------------------------------------------
EQ/Calvert Socially Responsible             1.03%
--------------------------------------------------
EQ/Capital Guardian Growth                  0.94%
--------------------------------------------------
EQ/Capital Guardian International           1.18%
--------------------------------------------------
EQ/Capital Guardian Research                0.94%
--------------------------------------------------
EQ/Capital Guardian U.S. Equity             0.94%
--------------------------------------------------
EQ/Evergreen Omega                          0.88%
--------------------------------------------------
EQ/FI Mid Cap                               0.95%
--------------------------------------------------
EQ/FI Mid Cap Value                         1.08%
--------------------------------------------------
EQ/GAMCO Mergers and Acquisitions           1.38%
--------------------------------------------------
EQ/GAMCO Small Company Value                1.17%
--------------------------------------------------
EQ/International Growth                     1.22%
--------------------------------------------------
EQ/Janus Large Cap Growth                   1.14%
--------------------------------------------------
EQ/Lazard Small Cap Value                   1.01%
--------------------------------------------------
EQ/Legg Mason Value Equity                  0.99%
--------------------------------------------------
EQ/Lord Abbett Growth and Income            0.97%
--------------------------------------------------
EQ/Lord Abbett Large Cap Core               0.99%
--------------------------------------------------
EQ/Lord Abbett Mid Cap Value                1.01%
--------------------------------------------------
EQ/Marsico Focus                            1.14%
--------------------------------------------------
EQ/Mercury Basic Value Equity               0.93%
--------------------------------------------------
EQ/MFS Emerging Growth Companies            1.01%
--------------------------------------------------
EQ/MFS Investors Trust                      0.94%
--------------------------------------------------
EQ/Montag & Caldwell Growth                 1.12%
--------------------------------------------------
EQ/UBS Growth and Income                    1.04%
--------------------------------------------------
EQ/Van Kampen Comstock                      0.99%
--------------------------------------------------
EQ/Van Kampen Emerging Markets Equity       1.78%
--------------------------------------------------
EQ/Van Kampen Mid Cap Growth                1.02%
--------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap         1.12%
--------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2005, which results in an estimated administrative charge of .014% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representa-tion of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,068.00     $ 1,621.00     $ 2,199.00     $ 3,958.00
AXA Conservative Allocation                      $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
AXA Conservative-Plus Allocation                 $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
AXA Moderate Allocation                          $ 1,044.00     $ 1,553.00     $ 2,088.00     $ 3,749.00
AXA Moderate-Plus Allocation                     $ 1,058.00     $ 1,593.00     $ 2,153.00     $ 3,873.00
AXA Premier VIP Aggressive Equity                $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
AXA Premier VIP Core Bond                        $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
AXA Premier VIP Health Care                      $ 1,097.00     $ 1,707.00     $ 2,339.00     $ 4,218.00
AXA Premier VIP High Yield                       $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
AXA Premier VIP International Equity             $ 1,081.00     $ 1,661.00     $ 2,264.00     $ 4,080.00
AXA Premier VIP Large Cap Core Equity            $ 1,062.00     $ 1,605.00     $ 2,174.00     $ 3,911.00
AXA Premier VIP Large Cap Growth                 $ 1,060.00     $ 1,599.00     $ 2,164.00     $ 3,892.00
AXA Premier VIP Large Cap Value                  $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
AXA Premier VIP Mid Cap Growth                   $ 1,083.00     $ 1,667.00     $ 2,274.00     $ 4,099.00
AXA Premier VIP Mid Cap Value                    $ 1,077.00     $ 1,648.00     $ 2,244.00     $ 4,043.00
AXA Premier VIP Technology                       $ 1,091.00     $ 1,688.00     $ 2,309.00     $ 4,163.00
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,004.00     $ 1,433.00     $ 1,892.00     $ 3,373.00
EQ/Alliance Growth and Income                    $ 1,014.00     $ 1,462.00     $ 1,938.00     $ 3,462.00
EQ/Alliance Intermediate Government Securities   $ 1,008.00     $ 1,446.00     $ 1,912.00     $ 3,413.00
EQ/Alliance International                        $ 1,039.00     $ 1,536.00     $ 2,061.00     $ 3,698.00
EQ/Alliance Large Cap Growth                     $ 1,049.00     $ 1,567.00     $ 2,111.00     $ 3,794.00
EQ/Alliance Quality Bond                         $ 1,007.00     $ 1,443.00     $ 1,907.00     $ 3,403.00
EQ/Alliance Small Cap Growth                     $ 1,034.00     $ 1,521.00     $ 2,035.00     $ 3,649.00
EQ/Ariel Appreciation II                         $ 1,756.00     $ 3,505.00     $ 5,054.00     $ 8,386.00
EQ/Bear Stearns Small Company Growth             $ 1,067.00     $ 1,620.00     $ 2,197.00     $ 3,956.00
EQ/Bernstein Diversified Value                   $ 1,019.00     $ 1,477.00     $ 1,964.00     $ 3,512.00
EQ/Boston Advisors Equity Income                 $ 1,037.00     $ 1,530.00     $ 2,051.00     $ 3,678.00
EQ/Calvert Socially Responsible                  $ 1,038.00     $ 1,533.00     $ 2,056.00     $ 3,688.00
EQ/Capital Guardian Growth                       $ 1,027.00     $ 1,502.00     $ 2,005.00     $ 3,591.00
EQ/Capital Guardian International                $ 1,055.00     $ 1,583.00     $ 2,137.00     $ 3,842.00
EQ/Capital Guardian Research                     $ 1,023.00     $ 1,490.00     $ 1,984.00     $ 3,551.00
EQ/Capital Guardian U.S. Equity                  $ 1,023.00     $ 1,490.00     $ 1,984.00     $ 3,551.00
EQ/Caywood-Scholl High Yield Bond                $ 1,029.00     $ 1,508.00     $ 2,015.00     $ 3,610.00
EQ/Equity 500 Index                              $   981.00     $ 1,365.00     $ 1,778.00     $ 3,150.00
EQ/Evergreen International                       $ 1,682.00     $ 3,317.00     $ 4,789.00     $ 8,053.00
EQ/Evergreen Omega                               $ 1,028.00     $ 1,505.00     $ 2,010.00     $ 3,600.00
EQ/FI Mid Cap                                    $ 1,028.00     $ 1,505.00     $ 2,010.00     $ 3,600.00
EQ/FI Mid Cap Value                              $ 1,033.00     $ 1,518.00     $ 2,030.00     $ 3,639.00
EQ/GAMCO Mergers and Acquisitions                $ 1,105.00     $ 1,730.00     $ 2,377.00     $ 4,288.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   718.00     $ 1,471.00     $ 2,249.00     $ 4,308.00
AXA Conservative Allocation                      $   686.00     $ 1,378.00     $ 2,097.00     $ 4,022.00
AXA Conservative-Plus Allocation                 $   689.00     $ 1,387.00     $ 2,112.00     $ 4,051.00
AXA Moderate Allocation                          $   694.00     $ 1,403.00     $ 2,138.00     $ 4,099.00
AXA Moderate-Plus Allocation                     $   708.00     $ 1,443.00     $ 2,203.00     $ 4,223.00
AXA Premier VIP Aggressive Equity                $   676.00     $ 1,347.00     $ 2,046.00     $ 3,924.00
AXA Premier VIP Core Bond                        $   673.00     $ 1,341.00     $ 2,036.00     $ 3,904.00
AXA Premier VIP Health Care                      $   747.00     $ 1,557.00     $ 2,389.00     $ 4,568.00
AXA Premier VIP High Yield                       $   671.00     $ 1,334.00     $ 2,025.00     $ 3,885.00
AXA Premier VIP International Equity             $   731.00     $ 1,511.00     $ 2,314.00     $ 4,430.00
AXA Premier VIP Large Cap Core Equity            $   712.00     $ 1,455.00     $ 2,224.00     $ 4,261.00
AXA Premier VIP Large Cap Growth                 $   710.00     $ 1,449.00     $ 2,214.00     $ 4,242.00
AXA Premier VIP Large Cap Value                  $   709.00     $ 1,446.00     $ 2,208.00     $ 4,233.00
AXA Premier VIP Mid Cap Growth                   $   733.00     $ 1,517.00     $ 2,324.00     $ 4,449.00
AXA Premier VIP Mid Cap Value                    $   727.00     $ 1,498.00     $ 2,294.00     $ 4,393.00
AXA Premier VIP Technology                       $   741.00     $ 1,538.00     $ 2,359.00     $ 4,513.00
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   654.00     $ 1,283.00     $ 1,942.00     $ 3,723.00
EQ/Alliance Growth and Income                    $   664.00     $ 1,312.00     $ 1,988.00     $ 3,812.00
EQ/Alliance Intermediate Government Securities   $   658.00     $ 1,296.00     $ 1,962.00     $ 3,763.00
EQ/Alliance International                        $   689.00     $ 1,386.00     $ 2,111.00     $ 4,048.00
EQ/Alliance Large Cap Growth                     $   699.00     $ 1,417.00     $ 2,161.00     $ 4,144.00
EQ/Alliance Quality Bond                         $   657.00     $ 1,293.00     $ 1,957.00     $ 3,753.00
EQ/Alliance Small Cap Growth                     $   684.00     $ 1,371.00     $ 2,085.00     $ 3,999.00
EQ/Ariel Appreciation II                         $ 1,406.00     $ 3,355.00     $ 5,104.00     $ 8,736.00
EQ/Bear Stearns Small Company Growth             $   717.00     $ 1,470.00     $ 2,247.00     $ 4,306.00
EQ/Bernstein Diversified Value                   $   669.00     $ 1,327.00     $ 2,014.00     $ 3,862.00
EQ/Boston Advisors Equity Income                 $   687.00     $ 1,380.00     $ 2,101.00     $ 4,028.00
EQ/Calvert Socially Responsible                  $   688.00     $ 1,383.00     $ 2,106.00     $ 4,038.00
EQ/Capital Guardian Growth                       $   677.00     $ 1,352.00     $ 2,055.00     $ 3,941.00
EQ/Capital Guardian International                $   705.00     $ 1,433.00     $ 2,187.00     $ 4,192.00
EQ/Capital Guardian Research                     $   673.00     $ 1,340.00     $ 2,034.00     $ 3,901.00
EQ/Capital Guardian U.S. Equity                  $   673.00     $ 1,340.00     $ 2,034.00     $ 3,901.00
EQ/Caywood-Scholl High Yield Bond                $   679.00     $ 1,358.00     $ 2,065.00     $ 3,960.00
EQ/Equity 500 Index                              $   631.00     $ 1,215.00     $ 1,828.00     $ 3,500.00
EQ/Evergreen International                       $ 1,332.00     $ 3,167.00     $ 4,839.00     $ 8,403.00
EQ/Evergreen Omega                               $   678.00     $ 1,355.00     $ 2,060.00     $ 3,950.00
EQ/FI Mid Cap                                    $   678.00     $ 1,355.00     $ 2,060.00     $ 3,950.00
EQ/FI Mid Cap Value                              $   683.00     $ 1,368.00     $ 2,080.00     $ 3,989.00
EQ/GAMCO Mergers and Acquisitions                $   755.00     $ 1,580.00     $ 2,427.00     $ 4,638.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                    If you do not surrender your contract at the end
                                                            of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   368.00     $ 1,121.00     $ 1,899.00     $ 3,958.00
AXA Conservative Allocation                      $   336.00     $ 1,028.00     $ 1,747.00     $ 3,672.00
AXA Conservative-Plus Allocation                 $   339.00     $ 1,037.00     $ 1,762.00     $ 3,701.00
AXA Moderate Allocation                          $   344.00     $ 1,053.00     $ 1,788.00     $ 3,749.00
AXA Moderate-Plus Allocation                     $   358.00     $ 1,093.00     $ 1,853.00     $ 3,873.00
AXA Premier VIP Aggressive Equity                $   326.00     $   997.00     $ 1,696.00     $ 3,574.00
AXA Premier VIP Core Bond                        $   323.00     $   991.00     $ 1,686.00     $ 3,554.00
AXA Premier VIP Health Care                      $   397.00     $ 1,207.00     $ 2,039.00     $ 4,218.00
AXA Premier VIP High Yield                       $   321.00     $   984.00     $ 1,675.00     $ 3,535.00
AXA Premier VIP International Equity             $   381.00     $ 1,161.00     $ 1,964.00     $ 4,080.00
AXA Premier VIP Large Cap Core Equity            $   362.00     $ 1,105.00     $ 1,874.00     $ 3,911.00
AXA Premier VIP Large Cap Growth                 $   360.00     $ 1,099.00     $ 1,864.00     $ 3,892.00
AXA Premier VIP Large Cap Value                  $   359.00     $ 1,096.00     $ 1,858.00     $ 3,883.00
AXA Premier VIP Mid Cap Growth                   $   383.00     $ 1,167.00     $ 1,974.00     $ 4,099.00
AXA Premier VIP Mid Cap Value                    $   377.00     $ 1,148.00     $ 1,944.00     $ 4,043.00
AXA Premier VIP Technology                       $   391.00     $ 1,188.00     $ 2,009.00     $ 4,163.00
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   304.00     $   933.00     $ 1,592.00     $ 3,373.00
EQ/Alliance Growth and Income                    $   314.00     $   962.00     $ 1,638.00     $ 3,462.00
EQ/Alliance Intermediate Government Securities   $   308.00     $   946.00     $ 1,612.00     $ 3,413.00
EQ/Alliance International                        $   339.00     $ 1,036.00     $ 1,761.00     $ 3,698.00
EQ/Alliance Large Cap Growth                     $   349.00     $ 1,067.00     $ 1,811.00     $ 3,794.00
EQ/Alliance Quality Bond                         $   307.00     $   943.00     $ 1,607.00     $ 3,403.00
EQ/Alliance Small Cap Growth                     $   334.00     $ 1,021.00     $ 1,735.00     $ 3,649.00
EQ/Ariel Appreciation II                         $ 1,056.00     $ 3,005.00     $ 4,754.00     $ 8,386.00
EQ/Bear Stearns Small Company Growth             $   367.00     $ 1,120.00     $ 1,897.00     $ 3,956.00
EQ/Bernstein Diversified Value                   $   319.00     $   977.00     $ 1,664.00     $ 3,512.00
EQ/Boston Advisors Equity Income                 $   337.00     $ 1,030.00     $ 1,751.00     $ 3,678.00
EQ/Calvert Socially Responsible                  $   338.00     $ 1,033.00     $ 1,756.00     $ 3,688.00
EQ/Capital Guardian Growth                       $   327.00     $ 1,002.00     $ 1,705.00     $ 3,591.00
EQ/Capital Guardian International                $   355.00     $ 1,083.00     $ 1,837.00     $ 3,842.00
EQ/Capital Guardian Research                     $   323.00     $   990.00     $ 1,684.00     $ 3,551.00
EQ/Capital Guardian U.S. Equity                  $   323.00     $   990.00     $ 1,684.00     $ 3,551.00
EQ/Caywood-Scholl High Yield Bond                $   329.00     $ 1,008.00     $ 1,715.00     $ 3,610.00
EQ/Equity 500 Index                              $   281.00     $   865.00     $ 1,478.00     $ 3,150.00
EQ/Evergreen International                       $   982.00     $ 2,817.00     $ 4,489.00     $ 8,053.00
EQ/Evergreen Omega                               $   328.00     $ 1,005.00     $ 1,710.00     $ 3,600.00
EQ/FI Mid Cap                                    $   328.00     $ 1,005.00     $ 1,710.00     $ 3,600.00
EQ/FI Mid Cap Value                              $   333.00     $ 1,018.00     $ 1,730.00     $ 3,639.00
EQ/GAMCO Mergers and Acquisitions                $   405.00     $ 1,230.00     $ 2,077.00     $ 4,288.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                     $ 1,039.00     $ 1,536.00     $ 2,061.00     $ 3,698.00
EQ/International Growth                          $ 1,061.00     $ 1,601.00     $ 2,167.00     $ 3,899.00
EQ/Janus Large Cap Growth                        $ 1,051.00     $ 1,573.00     $ 2,122.00     $ 3,813.00
EQ/JPMorgan Core Bond                            $ 1,001.00     $ 1,424.00     $ 1,876.00     $ 3,343.00
EQ/JPMorgan Value Opportunities                  $ 1,020.00     $ 1,480.00     $ 1,969.00     $ 3,522.00
EQ/Lazard Small Cap Value                        $ 1,033.00     $ 1,518.00     $ 2,030.00     $ 3,639.00
EQ/Legg Mason Value Equity                       $ 1,332.00     $ 2,376.00     $ 3,396.00     $ 6,040.00
EQ/Long Term Bond                                $ 1,013.00     $ 1,458.00     $ 1,933.00     $ 3,452.00
EQ/Lord Abbett Growth and Income                 $ 1,107.00     $ 1,737.00     $ 2,387.00     $ 4,306.00
EQ/Lord Abbett Large Cap Core                    $ 1,148.00     $ 1,855.00     $ 2,578.00     $ 4,652.00
EQ/Lord Abbett Mid Cap Value                     $ 1,057.00     $ 1,589.00     $ 2,147.00     $ 3,861.00
EQ/Marsico Focus                                 $ 1,046.00     $ 1,558.00     $ 2,096.00     $ 3,765.00
EQ/Mercury Basic Value Equity                    $ 1,015.00     $ 1,465.00     $ 1,943.00     $ 3,472.00
EQ/Mercury International Value                   $ 1,055.00     $ 1,583.00     $ 2,137.00     $ 3,842.00
EQ/MFS Emerging Growth Companies                 $ 1,024.00     $ 1,493.00     $ 1,989.00     $ 3,561.00
EQ/MFS Investors Trust                           $ 1,023.00     $ 1,490.00     $ 1,984.00     $ 3,551.00
EQ/Money Market                                  $   991.00     $ 1,393.00     $ 1,824.00     $ 3,242.00
EQ/Montag & Caldwell Growth                      $ 1,037.00     $ 1,530.00     $ 2,051.00     $ 3,678.00
EQ/PIMCO Real Return                             $ 1,024.00     $ 1,493.00     $ 1,989.00     $ 3,561.00
EQ/Short Duration Bond                           $ 1,002.00     $ 1,427.00     $ 1,881.00     $ 3,353.00
EQ/Small Company Index                           $   984.00     $ 1,374.00     $ 1,793.00     $ 3,180.00
EQ/TCW Equity                                    $ 1,042.00     $ 1,546.00     $ 2,076.00     $ 3,727.00
EQ/UBS Growth and Income                         $ 1,040.00     $ 1,539.00     $ 2,066.00     $ 3,707.00
EQ/Van Kampen Comstock                           $ 1,050.00     $ 1,570.00     $ 2,117.00     $ 3,804.00
EQ/Van Kampen Emerging Markets Equity            $ 1,112.00     $ 1,752.00     $ 2,411.00     $ 4,352.00
EQ/Van Kampen Mid Cap Growth                     $ 1,102.00     $ 1,721.00     $ 2,362.00     $ 4,261.00
EQ/Wells Fargo Montgomery Small Cap              $ 1,270.00     $ 2,203.00     $ 3,127.00     $ 5,601.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                     $ 689.00       $ 1,386.00     $ 2,111.00     $ 4,048.00
EQ/International Growth                          $ 711.00       $ 1,451.00     $ 2,217.00     $ 4,249.00
EQ/Janus Large Cap Growth                        $ 701.00       $ 1,423.00     $ 2,172.00     $ 4,163.00
EQ/JPMorgan Core Bond                            $ 651.00       $ 1,274.00     $ 1,926.00     $ 3,693.00
EQ/JPMorgan Value Opportunities                  $ 670.00       $ 1,330.00     $ 2,019.00     $ 3,872.00
EQ/Lazard Small Cap Value                        $ 683.00       $ 1,368.00     $ 2,080.00     $ 3,989.00
EQ/Legg Mason Value Equity                       $ 982.00       $ 2,226.00     $ 3,446.00     $ 6,390.00
EQ/Long Term Bond                                $ 663.00       $ 1,308.00     $ 1,983.00     $ 3,802.00
EQ/Lord Abbett Growth and Income                 $ 757.00       $ 1,587.00     $ 2,437.00     $ 4,656.00
EQ/Lord Abbett Large Cap Core                    $ 798.00       $ 1,705.00     $ 2,628.00     $ 5,002.00
EQ/Lord Abbett Mid Cap Value                     $ 707.00       $ 1,439.00     $ 2,197.00     $ 4,211.00
EQ/Marsico Focus                                 $ 696.00       $ 1,408.00     $ 2,146.00     $ 4,115.00
EQ/Mercury Basic Value Equity                    $ 665.00       $ 1,315.00     $ 1,993.00     $ 3,822.00
EQ/Mercury International Value                   $ 705.00       $ 1,433.00     $ 2,187.00     $ 4,192.00
EQ/MFS Emerging Growth Companies                 $ 674.00       $ 1,343.00     $ 2,039.00     $ 3,911.00
EQ/MFS Investors Trust                           $ 673.00       $ 1,340.00     $ 2,034.00     $ 3,901.00
EQ/Money Market                                  $ 641.00       $ 1,243.00     $ 1,874.00     $ 3,592.00
EQ/Montag & Caldwell Growth                      $ 687.00       $ 1,380.00     $ 2,101.00     $ 4,028.00
EQ/PIMCO Real Return                             $ 674.00       $ 1,343.00     $ 2,039.00     $ 3,911.00
EQ/Short Duration Bond                           $ 652.00       $ 1,277.00     $ 1,931.00     $ 3,703.00
EQ/Small Company Index                           $ 634.00       $ 1,224.00     $ 1,843.00     $ 3,530.00
EQ/TCW Equity                                    $ 692.00       $ 1,396.00     $ 2,126.00     $ 4,077.00
EQ/UBS Growth and Income                         $ 690.00       $ 1,389.00     $ 2,116.00     $ 4,057.00
EQ/Van Kampen Comstock                           $ 700.00       $ 1,420.00     $ 2,167.00     $ 4,154.00
EQ/Van Kampen Emerging Markets Equity            $ 762.00       $ 1,602.00     $ 2,461.00     $ 4,702.00
EQ/Van Kampen Mid Cap Growth                     $ 752.00       $ 1,571.00     $ 2,412.00     $ 4,611.00
EQ/Wells Fargo Montgomery Small Cap              $ 920.00       $ 2,053.00     $ 3,177.00     $ 5,951.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                    If you do not surrender your contract at the end
                                                            of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                     $ 339.00       $ 1,036.00     $ 1,761.00     $ 3,698.00
EQ/International Growth                          $ 361.00       $ 1,101.00     $ 1,867.00     $ 3,899.00
EQ/Janus Large Cap Growth                        $ 351.00       $ 1,073.00     $ 1,822.00     $ 3,813.00
EQ/JPMorgan Core Bond                            $ 301.00       $   924.00     $ 1,576.00     $ 3,343.00
EQ/JPMorgan Value Opportunities                  $ 320.00       $   980.00     $ 1,669.00     $ 3,522.00
EQ/Lazard Small Cap Value                        $ 333.00       $ 1,018.00     $ 1,730.00     $ 3,639.00
EQ/Legg Mason Value Equity                       $ 632.00       $ 1,876.00     $ 3,096.00     $ 6,040.00
EQ/Long Term Bond                                $ 313.00       $   958.00     $ 1,633.00     $ 3,452.00
EQ/Lord Abbett Growth and Income                 $ 407.00       $ 1,237.00     $ 2,087.00     $ 4,306.00
EQ/Lord Abbett Large Cap Core                    $ 448.00       $ 1,355.00     $ 2,278.00     $ 4,652.00
EQ/Lord Abbett Mid Cap Value                     $ 357.00       $ 1,089.00     $ 1,847.00     $ 3,861.00
EQ/Marsico Focus                                 $ 346.00       $ 1,058.00     $ 1,796.00     $ 3,765.00
EQ/Mercury Basic Value Equity                    $ 315.00       $   965.00     $ 1,643.00     $ 3,472.00
EQ/Mercury International Value                   $ 355.00       $ 1,083.00     $ 1,837.00     $ 3,842.00
EQ/MFS Emerging Growth Companies                 $ 324.00       $   993.00     $ 1,689.00     $ 3,561.00
EQ/MFS Investors Trust                           $ 323.00       $   990.00     $ 1,684.00     $ 3,551.00
EQ/Money Market                                  $ 291.00       $   893.00     $ 1,524.00     $ 3,242.00
EQ/Montag & Caldwell Growth                      $ 337.00       $ 1,030.00     $ 1,751.00     $ 3,678.00
EQ/PIMCO Real Return                             $ 324.00       $   993.00     $ 1,689.00     $ 3,561.00
EQ/Short Duration Bond                           $ 302.00       $   927.00     $ 1,581.00     $ 3,353.00
EQ/Small Company Index                           $ 284.00       $   874.00     $ 1,493.00     $ 3,180.00
EQ/TCW Equity                                    $ 342.00       $ 1,046.00     $ 1,776.00     $ 3,727.00
EQ/UBS Growth and Income                         $ 340.00       $ 1,039.00     $ 1,766.00     $ 3,707.00
EQ/Van Kampen Comstock                           $ 350.00       $ 1,070.00     $ 1,817.00     $ 3,804.00
EQ/Van Kampen Emerging Markets Equity            $ 412.00       $ 1,252.00     $ 2,111.00     $ 4,352.00
EQ/Van Kampen Mid Cap Growth                     $ 402.00       $ 1,221.00     $ 2,062.00     $ 4,261.00
EQ/Wells Fargo Montgomery Small Cap              $ 570.00       $ 1,703.00     $ 2,827.00     $ 5,601.00
---------------------------------------------------------------------------------------------------------

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond joins EQ/Money Market, EQ/Alliance Intermediate Government Securities, and the Fixed Maturity Options (FMOs) as investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or, as provided by your Accumulator(R) Series contract, 6%. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.


(5) TAX INFORMATION


HOW YOU CAN MAKE CONTRIBUTIONS

o Regular contributions to traditional IRAs and Roth IRAs are limited to $4,000 for the calendar years 2006 and 2007.

o Additional catch-up contributions of up to $1,000 can be made for the calendar years 2006 and 2007 where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan or 403(b) arrangement which permits designated Roth elective deferral contributions to be made beginning in 2006.

REQUIRED MINIMUM DISTRIBUTIONS

Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from qualified plans and TSAs funded by annuity contracts and from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing.


(6) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(7) DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(8) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.



(9) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.



(10) LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.



(11) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account Nos. 45 and 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.50% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 1.20% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.50% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.25% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) products on a company product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


(12) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Supplement because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Supplement in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Supplement in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

After the date of this Supplement and before we terminate the offering of the securities under this Supplement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Supplement because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Supplement, will be considered changed or replaced for purposes of this Supplement if a statement contained in this Supplement changes or is replaced. Any statement that is considered to be a part of this Supplement because of its incorporation will be considered changed or replaced for the purpose of this Supplement if a statement contained in any other subsequently filed document that is considered to be part of this Supplement changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Supplement.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the website is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Supplement is delivered, a copy of any or all of the documents considered to be part of this Supplement because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


(13) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2005. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 with the same daily asset charges of 1.15%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.36     $ 10.64          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             109          64          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.44     $ 10.31          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             226          98          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.63     $ 10.41          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             114          54          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 50.07     $ 48.21     $ 44.75     $ 37.91     $ 43.83
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             703         778         909       1,013         387
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 47.62     $ 45.97     $ 42.78     $ 36.32     $ 42.10
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             971       1,106       1,263       1,386         736
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.23          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             728          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 61.29     $ 57.16     $ 51.45     $ 37.75     $ 53.56
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             270         320         387         453         576
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 59.89     $ 55.99     $ 50.53     $ 37.17     $ 52.87
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             234         272         297         327         399
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.33     $ 11.26     $ 10.97     $ 10.69          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             490         551         570         493          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.75     $ 11.11     $ 10.02     $  7.91          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             216         231         234         160          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 31.86     $ 31.20     $ 28.97     $ 23.85     $ 24.80
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             110         132         131          93         104
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 31.13     $ 30.56     $ 28.44     $ 23.48     $ 24.47
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             449         548         583         592         707
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.81     $ 12.11     $ 10.39     $  7.82          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             260         243         212         129          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.09     $ 10.52     $  9.70     $  7.66          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             131         131         133          88          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.84     $  9.26     $  8.78     $  6.80          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             270         281         251         164          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.30     $ 11.61     $ 10.27     $  7.92          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             296         259         232         205          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.19     $  9.51     $  8.61     $  6.21          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             324         333         384         214          --
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999        1998        1997      1996
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 72.23       $ 84.11     $ 71.60     $ 72.23     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             705           854       1,101       1,261     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 71.48       $ 83.44     $ 71.21     $ 72.00     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             478           561         680         369     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.85       $ 27.52     $ 28.81     $ 30.73     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              71            99         173          98     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.59       $ 27.30     $ 28.65     $ 30.63     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             796         1,064       1,451         505     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  12.40    $  11.69   $  10.26    $   7.38          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               332         447        402         250          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  10.09    $   9.18   $   8.84    $   5.67          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               382         537        207          44          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 266.03    $ 257.37   $ 227.59    $ 153.56    $ 232.44
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               322         407        498         560         748
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 259.92    $ 252.09   $ 223.47    $ 151.16    $ 229.38
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               458         552        639         698         875
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  30.84    $  29.50   $  26.48    $  20.49    $  26.26
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,397       1,692      2,039       2,361       2,922
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  30.18    $  28.94   $  26.04    $  20.20    $  25.96
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,868       2,261      2,666       3,020       3,602
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  19.61    $  19.55   $  19.35    $  19.12    $  17.76
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               293         354        460       1,043         641
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  19.19    $  19.17   $  19.03    $  18.85    $  17.56
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               563         766        998       1,296       1,054
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  15.81    $  13.84   $  11.82    $   8.83    $   9.91
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,271       1,509      1,843       1,978         816
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  15.45    $  13.56   $  11.61    $   8.69    $   9.77
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,246       1,359      1,568       1,624         390
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $   7.22    $   6.36   $   5.93    $   4.87    $   7.16
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,173       1,269      1,663       1,968       2,839
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  16.40    $  16.26   $  15.86    $  15.49          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               287         275        292         240          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  17.56    $  15.89   $  14.06    $  10.07    $  14.57
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               365         358        402         428         497
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  17.20    $  15.60   $  13.85    $   9.94    $  14.41
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,163       1,361      1,510       1,604       1,800
--------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  10.37          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 2          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $   8.20    $   7.72         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                70          13         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  15.23    $  14.61   $  13.03    $  10.24    $  12.00
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             2,290       2,543      2,775       2,810       2,882
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $   6.01    $   5.73         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               367          50         --          --          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999        1998        1997      1996
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 262.80    $ 309.23    $ 249.88    $ 195.37     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              893         993       1,079       1,114     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 260.00    $ 306.70    $ 248.45    $ 194.74     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              988       1,066       1,101         519     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  26.92    $  24.99    $  21.30    $  17.83     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            3,126       3,318       3,481       3,433     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  26.67    $  24.82    $  21.22    $  17.80     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            3,709       3,857       3,845       1,829     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.62    $  15.40    $  15.55    $  14.60     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              360         451         524         413     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.46    $  15.30    $  15.49    $  14.58     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              735         871       1,079         345     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  13.00    $  17.08    $  12.54    $  11.48     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              941         855       1,001       1,151     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  12.89    $  16.97    $  12.49    $  11.46     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              438         414         438         285     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   9.53    $  11.81          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            3,046       1,792          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.95    $  15.04    $  11.90    $  12.57     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              487         192         314         208     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.81    $  14.96    $  11.86    $  12.55     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            1,985       1,762       2,306       1,084     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.82     $  8.21     $  8.01     $  6.34     $  8.72
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              12          19          10           3          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.60     $ 12.12     $ 11.62     $  9.48          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              28          15          14          11          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.51     $ 10.81     $  9.62     $  7.34          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             233         209         144          56          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.99     $ 11.44     $ 10.43     $  8.02     $ 10.78
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,232       1,468       1,625       1,727          80
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.76     $ 11.22     $ 10.39     $  7.70     $ 10.21
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             591         543         562         346          98
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.41          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              25          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 27.04     $ 26.20     $ 24.04     $ 19.03     $ 24.80
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             717         858         994       1,017       1,094
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.75          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               5          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.66     $  8.43     $  7.97     $  5.83     $  7.76
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             149         225         198          84          52
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.81     $ 11.24     $  9.80     $  6.90     $  8.56
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             750         697         677         427         292
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.10     $ 14.63     $ 12.56     $  9.53     $ 11.31
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,833       2,058       2,302       2,470       2,317
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.52          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             132          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.30     $ 23.56          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              71          20          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.51          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              12          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.45     $  6.08     $  5.48     $  4.41     $  6.40
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             185         188         187         253         295
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.19     $ 14.04     $ 13.64     $ 13.35          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             688         621         618         623          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.77     $ 13.40     $ 12.23     $  9.76     $ 12.19
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             747         946       1,120       1,280       1,543
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.45     $ 16.86     $ 14.57     $ 10.73          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             485         526         495         384          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999        1998        1997      1996
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.13     $ 10.63          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              57          20          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.54     $ 10.29          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              39           8          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.57     $ 32.04     $ 26.99     $ 21.38       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,206          11          14           5       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.47     $ 10.84          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              59          44          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.00          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              43          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.00     $ 10.58     $ 10.52     $ 11.82       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,758       2,259       2,984       2,096       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.40          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              78          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.24     $ 12.54     $ 12.86     $ 11.53       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,692       2,198       2,347       1,230       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.65          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               7          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.01          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              69          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.61          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              18          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.58          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               8          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.16          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             199          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.37     $ 14.05     $ 12.86     $  9.92     $ 11.35
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             736         693         778         439          29
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 20.63     $ 20.27     $ 18.55     $ 14.30     $ 17.36
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,488       1,843       2,009       2,129       2,223
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.80     $ 17.16     $ 14.27     $ 11.27          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             814         779         839         956          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.44     $ 13.40     $ 12.04     $  9.42     $ 14.51
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,226       1,570       1,952       2,239       3,104
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.63     $  9.09     $  8.25     $  6.84     $  8.76
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             103          98         107          99          84
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 30.59     $ 30.08     $ 30.12     $ 30.22     $ 30.12
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             238         344         444         863         954
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 29.98     $ 29.55     $ 29.66     $ 29.84     $ 29.82
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             400         566         711       1,022         965
--------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.68     $  4.49          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              54          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.95          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             161          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.99          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              47          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.00     $ 14.56     $ 12.51     $  8.68     $ 11.10
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             383         499         427         297         320
--------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.06     $ 17.57          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              12          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.63     $  5.23          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             117          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.64     $ 15.06     $ 12.81     $ 11.61          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,946       2,162       2,127         849          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 22.25     $ 27.74     $ 16.16     $ 12.15          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3,748       3,430       2,619         982          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.55     $ 10.75          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              75          73          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 29.34     $ 27.94     $ 26.92     $ 25.85     $ 24.81
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             817       1,201         839         928       1,302
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 29.13     $ 27.80     $ 26.85     $ 25.85          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             851       1,548       1,193         794          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.01     $ 11.52     $  9.66          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             303         334         244          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.44          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             129          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.18     $ 10.80     $ 8.84      $ 5.73      $ 6.16
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,010         876        859         894         812
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.39          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              30          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.92     $ 11.36         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               3           1         --          --          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999       1998      1997      1996
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 6.57      $ 11.09     $ 5.73      $ 7.95      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            908          795        567         282      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.45     $ 11.72     $ 10.66          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,519         656          32          --
--------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $ 10.74     $ 10.30          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,000         281           1          --
--------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 11.02     $ 10.41          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,176         414          84          --
--------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.61     $ 41.36     $ 38.70     $ 33.05
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          33           8           9          13
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,725         893         383          86
--------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.28     $ 11.71     $ 10.66          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,917       2,788          46          --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 53.59     $ 50.38     $ 45.72     $ 33.82
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2           2
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25          28          10           4
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.08     $ 11.07     $ 10.84     $ 10.63
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11          19          23
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,611       1,424       1,202         628
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.49     $ 10.93     $  9.91     $  7.87
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          10          11           7
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         338         284         143          57
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.00     $ 27.64     $ 25.87     $ 21.48
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          14          20          21
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         771         557         125
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.51     $ 11.90     $ 10.27     $  7.78
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         783         806         360         135
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.85     $ 10.34     $  9.59     $  7.61
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           3           3
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         353         272         238         104
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62     $  9.10     $  8.68     $  6.76
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          27          27          21
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         980         876         792         408
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.02    $  11.42    $  10.15    $   7.88
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44          45          45          36
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,238       1,242         726         316
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96    $   9.35    $   8.52    $   6.18
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4           6           8           8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,075       1,055         731         292
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.13    $  11.49    $  10.15    $   7.34
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          29          30          23
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         876       1,011         560         206
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.87    $   9.02    $   8.74    $   5.64
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          14          10
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         311         306          98          14
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $219.99    $ 214.55    $ 191.26    $ 130.09
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4           6
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          73          64          29           9
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.19    $  27.18    $  24.60    $  19.19
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          28          32          39          43
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         549         371         133
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.67    $  17.76    $  17.72    $  17.65
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          67          84         146
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         481         416         458         259
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.55    $  12.84    $  11.05    $   8.32
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          20          20
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,037         649         530         142
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.96    $   6.16    $   5.78    $   4.77
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          17          24          22
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,055         981         856         341
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.31    $  15.27    $  14.97    $  14.71
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          17          14          17
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         573         555         512         198
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39    $  14.95    $  13.34    $   9.63
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          18          20          25          28
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         372         312         478         121
--------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          40          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.89    $   7.46          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         242          59          --          --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.57     $ 14.06     $ 12.60     $  9.96
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          49          54          60
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,363       2,169       1,481         530
--------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.78     $  5.54          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         326          15          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.51     $  7.96     $  7.82     $  6.22
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           1           1          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         314         204         249          42
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.00     $ 11.62     $ 11.20     $  9.19
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         160         164          40
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.06     $ 10.47     $  9.38     $  7.19
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,337       1,926       1,026         282
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.55     $ 11.08     $ 10.16     $  7.86
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,585       1,200         776         200
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.33     $ 10.87     $ 10.12     $  7.55
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          14          16          10
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,349       2,037       1,222         345
--------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          81          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.31     $ 24.66     $ 22.76     $ 18.11
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13          16          10
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,604       1,386       1,074         399
--------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.74          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.33     $  8.15     $  7.75     $  5.70
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1           2           4
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         280         377         218          32
--------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.97     $  9.62     $  6.81
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          38          41          39
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,556       1,391         883         285
--------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.34     $ 14.02     $ 12.10     $  9.24
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          26          31          36
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,107       1,007         636         237
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          77          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05     $ 21.50          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          79           9          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.26     $  5.93     $  5.38    $  4.35
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          25          27         24
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788          70         561        192
--------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.57     $ 13.50     $ 13.20    $ 12.99
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12           8           7          9
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,527       1,343       1,175        441
--------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.12     $ 12.84     $ 11.78    $  9.45
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          11          16         13
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         347         370         307        128
--------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.69     $ 16.22     $ 14.09    $ 10.43
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5           7          8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         991         884         641        270
--------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         144          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         173          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.57          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          84          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         290          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.01     $ 13.79     $ 12.69    $  9.85
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11          16          8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,354       1,938       1,510        386
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.66     $ 19.43     $ 17.87     $ 13.86
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          21          25          32
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         849         802         502         184
--------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.91     $ 16.44     $ 13.75     $ 10.92
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           6           4
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         522         441         161
--------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.76     $ 12.84     $ 11.60     $  9.12
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2           5           7
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         184         149          93          38
--------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.26     $  8.79     $  8.03     $  6.69
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         603         610         598         229
--------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.15     $ 25.92     $ 26.17     $ 26.47
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          15          37          57
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         845         349         434         630
--------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.49     $  4.34          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          72          22          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.91          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          60          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.35     $ 14.00     $ 12.10     $  8.44
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          11          10           8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         596         575         449         122
--------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39     $ 16.03          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41           6          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.41     $  5.05          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         296          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.53     $ 10.37     $  8.53     $  5.56
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --           6           6
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         609         457          69
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.34          --        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         179          --        --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.86     $ 11.36        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --           1        --          --
--------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.41     $ 10.66        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.48     $ 10.33        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.67     $ 10.43        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 49.58     $ 47.77   $ 44.36   $ 37.59    $ 43.48        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2           3         3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.28     $ 10.67        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         7          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 62.35     $ 58.18   $ 52.40   $ 38.47    $ 54.60   $ 73.67   $ 85.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         1           1         1         1          1         1        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.42     $ 11.33   $ 11.01   $ 10.71         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        15          24        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.84     $ 11.18   $ 10.06   $  7.93         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 32.35     $ 31.69   $ 29.44   $ 24.25    $ 25.23   $ 25.30   $ 28.03
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         5           6        11        12         13        13        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.93     $ 12.18   $ 10.43   $  7.84         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         6           6         3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.18     $ 10.58   $  9.74   $  7.67         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        20          20         9        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.92     $  9.31   $  8.82   $  6.81         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.40     $ 11.68   $ 10.31   $  7.94         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2           1         1        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.27     $  9.57   $  8.65   $  6.22         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         5           5         3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.50     $ 11.76   $ 10.30   $  7.40         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         7           6         5        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.18     $  9.23   $  8.88   $  5.69         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        23          25        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 276.12   $ 267.26   $ 236.45  $ 159.61   $ 241.72  $ 273.42  $ 321.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          2          2          2         2          2         2        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  30.93   $  29.60   $  26.59  $  20.58         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          1          2          2         1         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  19.77   $  19.71   $  19.53  $  19.30         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          3          4          7        10         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.79   $  13.83   $  11.81  $   8.82         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          8          8          8        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.32   $   6.43   $   5.99  $   4.91   $   7.20        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         66         71         93        89         79        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  16.81   $  16.64   $  16.19  $  15.78         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          2          2          3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.50   $  15.85   $  14.04  $  10.05   $  14.55        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         25         27         30        32         32        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.37         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.32   $   7.82         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          1         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.48   $  14.82   $  13.19  $  10.35   $  12.09        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         46         40         38        38         34        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   6.10   $   5.80         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          4          1         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.93   $   8.30   $   8.09  $   6.38   $   8.76        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.82   $  12.31         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          5          5         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.68   $  10.93   $   9.71  $   7.40   $   8.79  $  11.22  $  14.00
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         49         41         39        35         34        28        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.15   $  11.57   $  10.53  $   8.08   $  10.83  $  11.16  $  10.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         51         53         66        69         26        18        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.92   $  11.35   $  10.48  $   7.76   $  10.26  $  10.58  $  10.31
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         31         31         34        25         21        15        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.42         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 27.69    $ 26.78    $ 24.53    $ 19.37    $ 25.20  $ 28.97        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        11         11         10         10         11        6        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.76         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  8.79    $  8.53    $  8.05    $  5.88    $  7.81       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         9         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.94    $ 11.34    $  9.86    $  6.93    $  8.59  $ 10.01        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        39         29         34         29         19        3        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.38    $ 14.86    $ 12.73    $  9.64    $ 11.41  $ 11.08        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        13         15         20         14         11       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.53         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 25.17    $ 24.36         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.53         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.51    $  6.13    $  5.52    $  4.43    $  6.41  $  8.41        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        23         24         28         22         24       10        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.42    $ 14.24    $ 13.81    $ 13.49    $ 12.43  $ 11.62   $ 10.53
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        28         26         36         44         46       34        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.01    $ 13.61    $ 12.40    $  9.87    $ 12.31  $ 13.34   $ 12.61
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        14         15         18         20         18        4        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.74    $ 17.10    $ 14.75    $ 10.84    $ 12.70  $ 10.89   $  9.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        15         16         17         18         15        9        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.65         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.03         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.63         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.59         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.18         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 15.51    $ 14.14    $ 12.92   $  9.95    $ 11.36        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         7          5          3         2          1        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 21.00    $ 20.59    $ 18.80   $ 14.47    $ 17.53        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         3          1          1        --          1        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 19.13    $ 17.42    $ 14.46   $ 11.70    $ 13.81   $ 17.77   $ 20.45
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        36         35         51        73         65        47        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.70    $ 13.61    $ 12.20   $  9.53    $ 14.64   $ 22.48   $ 27.88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        29         31         42        42         43        35        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.77    $  9.20    $  8.34   $  6.90    $  8.82   $ 10.59   $ 10.77
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         6          6          6         7          6         2        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 31.50    $ 30.98    $ 31.04   $ 31.16    $ 31.08        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        11         26          2         6         13        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  4.74    $  4.54         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.96         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.01         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 15.25    $ 14.76    $ 12.67   $  8.97    $ 11.19   $ 11.07   $ 11.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        15         16         15        17         17        10        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.71    $ 18.16         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.71    $  5.29         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.46         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.42    $ 10.96    $  8.95   $  5.80    $  6.22        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         9         12         12        12          9        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.41         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.94         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.20     $ 10.56          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.29     $ 10.24          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.48     $ 10.34          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  15          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 40.92     $ 39.80     $ 37.31     $ 31.93     $ 37.29
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   8          13          11           7           4
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.07     $ 10.58          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 51.46     $ 48.47     $ 44.08     $ 32.67     $ 46.83
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  12          12          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.99     $ 11.01     $ 10.80     $ 10.61          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  20          20          18          13          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.39     $ 10.86     $  9.87     $  7.85          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   2           3           3           3          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 26.94     $ 26.64     $ 24.99     $ 20.79     $ 21.83
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          16          11           7          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.40     $ 11.83     $ 10.23     $  7.76          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   1           9           6           7          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.76     $ 10.28     $  9.55     $  7.60          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  15          15          15          17          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.54     $  9.05     $  8.65     $  6.75          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  23          30          36          39          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.93     $ 11.35     $ 10.11     $  7.86          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  15          29          28          30          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.88     $  9.30     $  8.48     $  6.16          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  18          31          30          34          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.03     $ 11.42     $ 10.11     $  7.33          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          26          23          25          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.79     $  8.97     $  8.71     $  5.63          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  11          11           4           4          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 206.99    $ 202.28    $ 180.69    $ 123.15    $ 188.32
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    2           3           3           3           1
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  27.49    $  26.56    $  24.09    $  18.83          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   10          11          11          10          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  17.15    $  17.27    $  17.27    $  17.23          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    3           3           3           2          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  14.24    $  12.59    $  10.86    $   8.19          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   16          13          14          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   6.86    $   6.09    $   5.73    $   4.74    $   7.02
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   86          86         111         108          27
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  14.94    $  14.93    $  14.67    $  14.44          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   24          24          25          28          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.10    $  14.72    $  13.61    $   9.52    $  13.91
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   15          17          25          31           7
--------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  10.35          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   7.77    $   7.37          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  14.33    $  13.86    $  12.45    $   9.86    $  11.64
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   28          46          66          66          16
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   5.69    $   5.47          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   24          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   8.40    $   7.88    $   7.75    $   6.18    $   8.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.79    $  11.44    $  11.05    $   9.08    $  12.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    3           3           3           8           4
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.89    $  10.35    $   9.29    $   7.14    $   8.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   31          43          36          48          41
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.40    $  10.95    $  10.07    $   7.80    $  10.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   23          34          35          37          13
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.17    $  10.75    $  10.02    $   7.49    $  10.00
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   30          40          38          40          21
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  10.36          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.71     $ 24.12     $ 22.31     $ 17.79     $ 23.37
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  18          19          28          29          11
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.74          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.21     $  8.05     $  7.67     $  5.66     $  7.59
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   7           7           7           4          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.35     $ 10.87     $  9.55     $  6.78     $  8.48
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  16          28          22          25           5
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.07     $ 13.80     $ 11.94     $  9.13     $ 10.91
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  17          32          39          40          14
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.46          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 21.28          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   6          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.46          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.19     $  5.88     $  5.34     $  4.33     $  6.33
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  35          36          38          47           6
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.35     $ 13.31     $ 13.04     $ 12.85     $ 11.96
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  51          56          60          73          31
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.89     $ 12.64     $ 11.62     $  9.34     $ 11.77
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  17          22          25          29          19
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.42     $ 15.99     $ 13.92     $ 10.33     $ 12.22
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  26          36          44          43          14
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.63          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.96          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.56          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.52          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.11          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.88     $ 13.70     $ 12.63     $  9.82     $ 11.32
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   5          12          14           3           2
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.32     $ 19.12     $ 17.63     $ 13.70     $ 16.76
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  19          39          40          34           9
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.60     $ 16.18     $ 13.56     $ 10.80     $ 13.20
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          19          21          15          18
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.52     $ 12.64     $ 11.44     $  9.02     $ 14.00
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   1           1           3           2           1
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.13     $  8.68     $  7.94     $  6.64     $  8.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   6          12          12          15           6
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.88     $ 24.71     $ 25.00     $ 25.34     $ 25.51
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          10          21         115         217
--------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.43     $  4.28          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.90          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   8          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.94          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   8          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.12     $ 13.80     $ 11.95     $  8.35     $ 10.77
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   6           6          13          14           1
--------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.82     $ 15.50          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.33     $  4.99          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.39          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   2          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.30     $ 10.21     $  8.42     $  5.50     $  5.96
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.33          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.86          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------

(14) HYPOTHETICAL ILLUSTRATIONS



ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Elite, Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (3.13)% and 2.87% for the Accumulator(R) contracts; (3.38)% and 2.62% for Accumulator(R) Elite(SM) contracts; (3.18)% and 2.82% for Accumulator(R) Plus(SM) contracts; and (3.48)% and 2.52% for Accumulator(R) Select(SM) contracts, respectively, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.64% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll-Up                          Lifetime Annual
                                                              to age 80                             Guaranteed
                                                             Guaranteed      Total Death Benefit     Minimum
                                                            Minimum Death      with Protection        Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,163  107,450     97,163  103,450   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,436  109,948     94,436  106,948   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,814  112,495     91,814  110,495   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,294  115,090     89,294  114,090   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      86,871  117,734     86,871  117,734   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,540  120,427     83,540  120,427   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,298  123,171     80,298  123,171   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      65,277  137,636     65,277  137,636   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      51,891  153,348     51,891  153,348   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      40,098  170,697     40,098  170,697   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      33,167  193,796     33,167  193,796   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,010  221,025     28,010  221,025   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,079  226,913     27,079  226,913   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus



                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ---------------------   ---------------------   ----------------------   --------------------
            Year         0%          6%          0%          6%          0%           6%          0%         6%
  Age    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,289    112,876      100,289    106,876      120,393     120,393     128,550     128,550
  64          5       102,703    115,827       97,703    110,827      126,413     126,413     136,978     136,978
  65          6        99,238    118,855       95,238    114,855      132,733     132,733     145,827     145,827
  66          7        95,890    121,962       92,890    118,962      139,370     139,370     155,118     155,118
  67          8        92,655    125,151       90,655    123,151      146,338     146,338     164,874     164,874
  68          9        89,530    128,423       89,530    128,423      153,655     153,655     175,118     175,118
  69         10        86,509    131,780       86,509    131,780      161,338     161,338     185,873     185,873
  74         15        72,869    149,931       72,869    149,931      205,913     205,913     248,278     248,278
  79         20        61,379    170,581       61,379    170,581      262,803     262,803     327,924     327,924
  84         25        51,701    194,076       51,701    194,076      275,943     275,943     346,320     346,320
  89         30        43,549    220,807       43,549    220,807      275,943     275,943     346,320     346,320
  94         35        36,682    251,219       36,682    251,219      275,943     275,943     346,320     346,320
  95         36        35,444    257,787       35,444    257,787      275,943     275,943     346,320     346,320


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     100,901  107,188    100,901   107,188  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      96,931  109,412     96,931   109,412  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,084  111,671     93,084   111,671  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      89,356  113,966     89,356   113,966  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      85,741  116,295     85,741   116,295  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      82,234  118,660     82,234   118,660  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      78,830  121,060     78,830   121,060  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      63,195  133,573     63,195   133,573  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      49,463  146,890     49,463   146,890  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      37,529  161,326     37,529   161,326  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      30,599  180,892     30,599   180,892  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      25,509  203,813     25,509   203,813  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      24,597  208,735     24,597   208,735  265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     100,796  107,083    100,796  107,083   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      96,729  109,198     96,729  109,198   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      92,793  111,343     92,793  111,343   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      88,983  113,518     88,983  113,518   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      85,292  115,724     85,292  115,724   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      81,716  117,960     81,716  117,960   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      78,249  120,225     78,249  120,225   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      62,378  131,978     62,378  131,978   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      48,520  144,377     48,520  144,377   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      36,542  157,712     36,542  157,712   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      29,621  175,959     29,621  175,959   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      24,566  197,291     24,566  197,291   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      23,664  201,858     23,664  201,858   265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix I

--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements


----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                          --------------------------------------------------------------------------------------------------------
                          AXA Advisors                                            AXA Distributors
                          ------------------------------------------------------  ------------------------------------------------
                          Prospectus and                                          Prospectus and
 Product Name             SAI Dates       Supplement Dates                        SAI Dates       Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Income Manager(R)        4/7/95          7/1/95; 9/28/95                         4/7/95          7/1/95; 9/28/95
 Accumulator(R)           11/1/95                                                 11/1/95
 Income Manager(R)        5/1/96                                                  10/16/96        2/10/97
 Rollover IRA             10/17/96        2/10/97                                 5/1/97          5/1/97
                          5/1/97          5/1/97; 12/31/97; 5/1/98;               8/1/97
                                          1/4/99; 5/1/99; 5/1/00; 6/23/00;        12/31/97        12/31/97; 5/1/98;
                                          9/1/00; 2/9/01; 9/1/01; 1/14/02;                        1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                      2/9/01; 9/1/01; 1/14/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                    2/22/02; 7/15/02; 8/20/02;
                                          2/1/04; 8/4/04; 8/10/04; 12/13/04;                      1/6/03; 2/20/03; 5/15/03;
                                          12/31/04 ; 5/9/05; 6/10/05; 6/17/05;                    8/15/03; 11/24/03; 2/1/04;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06                       8/4/04; 8/10/04; 12/13/04;
                          ------------------------------------------------------                  12/31/04; 5/9/05; 6/10/05;
                          12/31/97        12/31/97; 5/1/98; 1/4/99; 5/1/99;                       6/17/05; 7/25/05; 8/31/05;
                                          5/1/00; 6/23/00; 9/1/00; 2/9/01;                        12/2/05; 2/8/06
                                          9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                          8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                          8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                          8/10/04; 12/13/04; 12/31/04 ; 5/9/05;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                          12/2/05; 2/8/06
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)           5/1/98          5/1/98; 6/18/98; 11/30/98                10/1/97(2)
 (IRA, NQ and QP)         (Accumulator    5/1/99; 5/1/00; 9/1/00; 2/9/01;          12/31/97(2)
 Accumulator(R)           only)           9/1/01; 1/14/02; 2/22/02; 7/15/02;       5/1/98         5/1/98; 6/18/98; 11/30/98;
 Select(SM) (IRA, NQ, QP) 5/1/99          8/20/02; 1/6/03; 2/20/03; 5/15/03;                      5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                          8/15/03; 11/24/03; 2/1/04; 8/4/04;                      9/1/01; 1/14/02; 2/22/02;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;                    7/15/02; 8/20/02; 1/6/03;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;                     2/20/03; 5/15/03; 8/15/03;
                                          12/2/05; 2/8/06                                         11/24/03; 2/1/04; 8/4/04;
                                                                                                  8/10/04; 12/13/04; 12/31/04;
                                                                                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                  7/25/05; 8/31/05; 12/2/05;
                                                                                                  2/8/06
----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 1

----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                            ------------------------------------------------------------------------------------------------------
                            AXA Advisors                                          AXA Distributors
                            ----------------------------------------------------  ------------------------------------------------
                            Prospectus and                                        Prospectus and
 Product Name               SAI Dates       Supplement Dates                      SAI Dates       Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)  10/18/99(3)     3/20/00; 5/1/00; 6/23/00; 9/1/00;     5/1/99
 Accumulator(R)                             10/13/00; 2/9/01; 9/1/01; 1/14/02;    10/18/99        3/20/00; 5/1/00; 9/1/00;
 Accumulator(R) Select(SM)                  2/22/02; 7/15/02; 8/20/02; 1/6/03;                    10/13/00; 2/9/01; 9/1/01;
 (2002 Series)                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                  1/14/02; 2/22/02; 7/15/02;
 Accumulator(R) (2002                       2/1/04; 8/4/04; 8/10/04; 12/13/04;                    8/20/02; 1/6/03; 2/20/03;
 Series)                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;                   5/15/03; 8/15/03; 11/24/03;
                                            7/25/05; 8/31/05; 12/2/05; 2/8/06                     2/1/04; 8/4/04; 8/10/04;
                                                                                                  12/13/04; 12/31/04; 5/9/05;
                                                                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/00(3)       3/20/00; 6/23/00; 9/1/00; 9/6/00;     5/1/00          3/20/00; 9/1/00; 9/6/00;
                                            10/13/00; 2/9/01; 9/1/01; 1/14/02;                    10/13/00; 2/9/01; 9/1/01;
                                            2/22/02; 7/15/02; 8/20/02; 1/6/03;                    1/14/02; 2/22/02; 7/15/02;
                                            2/20/03; 5/15/03; 8/15/03; 11/24/03;                  8/20/02; 1/6/03; 2/20/03;
                                            2/1/04; 8/4/04; 8/10/04; 12/13/04;                    5/15/03; 8/15/03; 11/24/03;
                                            12/31/04; 5/9/05; 6/10/05; 6/17/05;                   2/1/04; 8/4/04; 8/10/04;
                                            7/25/05; 8/31/05; 12/2/05; 2/8/06                     12/13/04; 12/31/04; 5/9/05;
                                                                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
----------------------------------------------------------------------------------------------------------------------------------


2 Appendix I

----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                            ------------------------------------------------------------------------------------------------------
                            AXA Advisors                                           AXA Distributors
                            ------------------------------------------------------ -----------------------------------------------
                            Prospectus and                                         Prospectus and
 Product Name               SAI Dates      Supplement Dates                        SAI Dates      Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)  5/1/01(3)      5/1/01(1); 7/30/01(5); 9/1/01;          5/1/01         5/1/01(1); 7/30/01(5);
 Accumulator(R)                            10/1/01(6); 12/14/01; 1/14/02; 2/22/02;                9/1/01; 10/1/01(6); 12/14/01;
 Accumulator(R) Select(SM)                 7/15/02; 8/20/02; 1/6/03; 2/20/03;                     1/14/02; 2/22/02; 7/15/02;
 (2002 Series)                             5/15/03; 8/15/03; 11/24/03; 2/1/04;                    8/20/02; 1/6/03; 2/20/03;
 Accumulator(R) (2002                      8/4/04; 8/10/04; 12/13/04; 12/31/04;                   5/15/03; 8/15/03; 11/24/03;
 Series)                                   5/9/05; 6/10/05; 6/17/05; 7/25/05;                     2/1/04; 8/4/04; 8/10/04;
                                           8/31/05; 12/2/05; 2/8/06                               12/13/04; 12/31/04; 5/9/05;
                                                                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            8/13/01(2)     9/1/01; 10/1/01(6); 12/14/01; 1/14/02;  N/A            N/A
                                           2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                           2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);          4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);
                                           7/15/02; 8/5/02(5); 8/20/02; 11/11/02;                 7/15/02; 8/5/02(5); 8/20/02;
                                           12/6/02; 12/09/02; 1/6/03; 2/4/03;                     11/11/02; 12/6/02; 12/09/02;
                                           2/20/03; 5/15/03; 8/8/03(8); 8/15/03;                  1/6/03; 2/4/03; 2/20/03;
                                           11/24/03; 2/1/04; 2/10/04; 8/4/04;                     5/15/03; 8/8/03(8); 8/15/03;
                                           8/10/04; 12/13/04; 12/31/04; 5/9/05;                   11/24/03; 2/1/04; 2/10/04;
                                           6/10/05; 6/17/05; 7/25/05; 8/31/05;                    8/4/04; 8/10/04; 12/13/04;
                                           12/2/05; 2/8/06                                        12/31/04; 5/9/05; 6/10/05;
                                                                                                  6/17/05; 7/25/05; 8/31/05;
                                                                                                  12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02; 1/6/03;    5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02;
                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;                   1/6/03;  2/20/03; 5/15/03;
                                           2/1/04; 8/4/04; 8/10/04; 12/13/04;                     8/15/03; 11/24/03;  2/1/04;
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;                    8/4/04; 8/10/04; 12/13/04;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                      12/31/04; 5/9/05; 6/10/05;
                                                                                                  6/17/05; 7/25/05; 8/31/05;
                                                                                                  12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;         5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;
                                           8/5/02(5); 8/20/02; 11/11/02; 12/6/02;                 8/5/02(5); 8/20/02; 11/11/02;
                                           12/09/02; 1/6/03; 2/4/02; 2/20/03 ;                    12/06/02; 12/09/02; 1/6/03;
                                           5/15/03; 8/8/03(8); 8/15/03; 11/24/03;                 2/4/03; 2/20/03; 5/15/03;
                                           2/1/04; 2/10/04; 8/4/04; 8/10/04;                      8/8/03(8); 8/15/03; 11/24/03;
                                           12/13/04; 12/31/04; 5/9/05; 6/10/05;                   2/1/04; 2/10/04; 8/4/04;
                                           6/17/05; 7/25/05; 8/31/05; 12/2/05;                    8/10/04; 12/13/04; 12/31/04;
                                           2/8/06                                                 5/9/05; 6/10/05; 6/17/05;
                                                                                                  7/25//05; 8/31/05; 12/2/05;
                                                                                                  2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/03(4)      5/15/03; 8/8/03(8); 8/15/03; 11/24/03;  5/1/03(4)      5/15/03; 8/8/03(8); 8/15/03;
                                           2/1/04; 2/10/04; 8/4/04; 8/10/04;                      11/24/03; 2/1/04; 2/10/04;
                                           12/13/04; 12/31/04; 5/9/05; 6/10/05;                   8/4/04; 8/10/04; 12/13/04;
                                           6/17/05; 7/25/05; 8/31/05; 12/2/05;                    12/31/04; 5/9/05; 6/10/05;
                                           2/8/06                                                 6/17/05; 7/25/05; 8/31/05;
                                                                                                  12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5); 12/13/04; 5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;                    12/13/04; 12/31/04; 5/9/05;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                      6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 3

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Product Distributor
                           -------------------------------------------------------------------------------------------------------
                           AXA Advisors                                             AXA Distributors
                           -------------------------------------------------------- ----------------------------------------------
                           Prospectus and                                           Prospectus and
 Product Name              SAI Dates       Supplement Dates                         SAI Dates      Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)            9/15/03         9/15/03(9); 11/24/03; 12/5/03; 1/23/04;  9/15/03        9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                             2/2/04; 2/10/04; 2/23/04(7); 8/4/04;                    1/23/04; 2/2/04; 2/10/04(7);
                                           8/10/04; 12/13/04; 12/31/04; 12/2/05;                   2/23/04(7); 4/23/04; 8/4/04;
                                           2/8/06                                                  8/10/04; 12/13/04; 12/31/04;
                                                                                                   12/2/05; 2/8/06
                           -------------------------------------------------------------------------------------------------------
                           5/1/04          7/1/04; 7/19/04; 8/4/04; 8/10/04;        5/1/04         7/1/04; 7/19/04; 8/4/04;
                                           10/25/04(11); 12/10/04(5); 12/13/04;                    8/10/04; 10/25/04(11);
                                           12/21/04; 12/31/04; 5/9/05; 6/10/05;                    12/10/04(5); 12/13/04; 12/21/04;
                                           6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                 12/31/04; 4/04/05; 5/9/05;
                                           12/2/05; 2/8/06                                         6/10/05; 6/17/05; 7/25/05;
                                                                                                   8/31/05; 11/1/05(14); 12/2/05;
                                                                                                   2/8/06
                           -------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) 9/15/03         9/15/03(9); 11/24/03; 12/5/03; 2/10/04;  9/15/03        9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                             2/23/04(7); 8/4/04; 8/10/04; 12/13/04;                  2/10/04; 2/23/04(7); 4/23/04;
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;                     8/4/04; 8/10/04; 12/13/04;
                                           7/25/05; 12/2/05; 2/8/06                                12/31/04; 5/9/05; 6/10/05;
                                                                                                   6/17/05; 7/25/05; 12/2/05;
                                                                                                   2/8/06
                           -------------------------------------------------------------------------------------------------------
                           5/1/04          7/1/04; 7/19/04; 8/4/04; 8/10/04;        5/1/04         7/1/04; 7/19/04; 8/4/04;
                                           10/25/04(11); 12/10/04(5); 12/13/04;                    8/10/04; 10/25/04(11);
                                           12/21/04; 12/31/04; 5/9/05; 6/10/05;                    12/10/04(5); 12/13/04;
                                           6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                 12/21/04; 12/31/04; 5/9/05;
                                           12/2/05; 2/8/06                                         6/10/05; 6/17/05; 7/25/05;
                                                                                                   8/31/05;11/1/05(14); 12/2/05;
                                                                                                   2/8/06
----------------------------------------------------------------------------------------------------------------------------------


4 Appendix I

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Product Distributor
                               ----------------------------------------------------------------------------------------------------
                               AXA Advisors                                            AXA Distributors
                               ------------------------------------------------------- --------------------------------------------
                               Prospectus and                                          Prospectus and
 Product Name                  SAI Dates        Supplement Dates                       SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/2/99(3)       6/23/00; 9/1/00; 9/6/00; 10/13/00;      8/2/99(3)       9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002 10/18/99(3)     2/9/01; 3/19/01; 7/30/01; 9/1/01;       10/18/99(3)     2/9/01; 3/19/01; 7/30/01;
 Series)                       5/1/00(3)       1/14/02; 2/22/02; 7/15/02; 8/20/02;     5/1/00(3)       9/1/01; 1/14/02; 2/22/02;
                                               1/6/03; 2/20/03; 5/15/03; 8/15/03;                      7/15/02; 8/20/02; 1/6/03;
                                               11/24/03; 2/1/04; 8/4/04; 8/10/04;                      2/20/03; 5/15/03; 8/15/03;
                                               12/13/04; 12/31/04; 5/9/05; 6/10/05;                    11/24/03; 2/1/04; 8/4/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     8/10/04; 12/13/04; 12/31/04;
                                               2/8/06                                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                       7/25/05; 8/31/05; 12/2/05;
                                                                                                       2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/01(3)       7/30/01(5); 9/1/01; 12/14/01; 1/14/02;  5/1/01(3)       5/1/01; 7/30/01(5); 9/1/01;
                                               2/22/02; 7/15/02; 8/20/02; 1/6/03;                      12/14/01; 1/14/02; 2/22/02;
                                               2/20/03; 5/15/03; 8/15/03; 11/24/03;                    7/15/02; 8/20/02; 1/6/03;
                                               2/1/04; 8/4/04;8/10/04; 12/13/04;                       2/20/03; 5/15/03; 8/15/03;
                                               12/31/04; 5/9/05; 6/10/05; 6/17/05;                     11/24/03; 2/1/04; 8/4/04;
                                               7/25/05; 8/31/05; 12/2/05; 2/8/06                       8/10/04; 12/13/04; 12/31/04;
                                                                                                       5/9/05; 6/10/05; 6/17/05;
                                                                                                       7/25/05; 8/31/05; 12/2/05;
                                                                                                       2/8/06
                               ----------------------------------------------------------------------------------------------------
                               4/1/02(4)       4/3/02; 7/15/02; 8/5/02(5); 8/20/02;    4/1/02(4)       4/3/02; 7/15/02; 8/5/02(5);
                                               11/11/02; 12/6/02; 12/9/02; 1/6/03;                     8/20/02; 11/11/02; 12/6/02;
                                               2/4/03; 2/20/03; 5/15/03; 8/15/03;                      12/9/02; 1/6/03; 2/4/03;
                                               11/24/03; 2/1/04; 2/10/04; 8/4/04;                      2/20/03; 5/15/03; 8/15/03;
                                               8/10/04; 12/13/04; 12/31/04; 5/9/05;                    11/24/03; 2/1/04; 2/10/04;
                                               6/10/05;6/17/05; 7/25/05; 8/31/05;                      8/4/04; 8/10/04; 12/13/04;
                                               12/2/05; 2/8/06                                         12/31/04; 5/9/05; 6/10/05;
                                                                                                       6/17/05; 7/25/05; 8/31/05;
                                                                                                       12/2/05; 2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;      5/1/02(3)       7/15/02; 8/20/02; 1/6/03;
                                               5/15/03; 8/15/03; 11/24/03; 2/1/04;                     2/20/03; 5/15/03; 8/15/03;
                                               2/10/04; 8/4/04; 8/10/04; 12/13/04;                     11/24/03; 2/1/04; 2/10/04;
                                               12/31/04; 5/9/05; 6/10/05;                              8/4/04; 8/10/04; 12/13/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     12/31/04; 5/9/05; 6/10/05;
                                               2/8/06                                                  6/17/05; 7/25/05; 8/31/05;
                                                                                                       12/2/05; 2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/02(4)       7/15/02; 8/5/02(5); 8/20/02; 11/11/02;  5/1/02(4)       7/15/02; 8/5/02(5); 8/20/02;
                                               12/6/02; 12/9/02; 1/6/03; 2/4/03;                       11/11/02; 12/6/02; 12/9/02;
                                               2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/6/03; 2/4/03; 2/20/03;
                                               2/1/04; 2/10/04; 8/4/04; 8/10/04;                       5/15/03; 8/15/03; 11/24/03;
                                               12/13/04; 12/31/04; 5/9/05; 6/10/05;                    2/1/04; 2/10/04; 8/4/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     8/10/04; 12/13/04; 12/31/04;
                                               2/8/06                                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                       7/25/05; 8/31/05; 12/2/05;
                                                                                                       2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/03(4)       5/15/03; 6/20/03; 8/15/03; 11/24/03;    5/1/03(4)       5/15/03; 6/20/03; 8/15/03;
                                               2/1/04; 2/10/04; 8/4/04; 8/10/04;                       11/24/03; 2/1/04; 2/10/04;
                                               12/13/04; 12/31/04 ; 5/9/05; 6/10/05;                   4/23/04; 8/4/04; 8/10/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     12/13/04; 12/31/04; 5/9/05;
                                               2/8/06                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                       8/31/05; 12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 5

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                               ----------------------------------------------------------------------------------------------------
                               AXA Advisors                                           AXA Distributors
                               ------------------------------------------------------ --------------------------------------------
                               Prospectus and                                         Prospectus and
 Product Name                  SAI Dates      Supplement Dates                        SAI Dates      Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5); 12/13/04; 5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
 Accumulator(R) Plus(SM)                      12/31/04; 5/9/05; 6/10/05;                             12/13/04; 12/31/04; 5/9/05;
 (2002 Series)                                6/17/05; 7/25/05; 8/31/05; 12/2/05;                    6/10/05; 6/17/05; 7/25/05;
                                              2/8/06                                                 8/31/05; 12/2/05; 2/8/06

-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/15/03        9/15/03; 11/24/03; 12/5/03; 1/23/04;    9/15/03        9/15/03; 11/24/03; 12/5/03;
 (2004 Series)                                2/2/04; 2/10/04; 2/23/04(7); 6/21/04;                  1/23/04; 2/2/04; 2/10/04;
                                              8/4/04; 8/10/04; 12/13/04; 12/31/04;                   2/23/04(7) ; 4/23/04; 6/21/04;
                                              2/17/05; 5/1/05; 5/9/05; 6/10/05;                      8/4/04; 8/10/04;12/13/04;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    12/31/04; 2/17/05; 5/1/05;
                                              2/8/06; 2/17/06                                        5/9/05; 6/10/05; 6/17/05;
                                                                                                     7/25/05; 8/31/05; 12/2/05;
                                                                                                     2/8/06; 2/17/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/04         6/21/04; 7/1/04; 7/19/04; 8/4/04;       5/1/04         6/21/04; 7/1/04; 7/19/04;
                                              8/10/04; 10/25/04(11); 12/10/04(5)(12);                8/4/04; 8/10/04; 10/25/04(11);
                                              12/13/04; 12/21/04; 12/31/04;                          12/10/04(5)(12); 12/13/04;
                                              2/17/05; 5/1/05; 5/9/05; 6/10/05;                      12/21/04; 12/31/04; 2/17/05;
                                              6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                4/04/05; 5/1/05; 5/9/05;
                                              12/2/05; 2/8/06; 2/17/06                               6/10/05; 6/17/05; 7/25/05;
                                                                                                     8/31/05; 11/1/05(14); 12/2/05;
                                                                                                     2/8/06; 2/17/06
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II  N/A            N/A                                     10/1/01        10/1/01(6); 12/14/01; 1/14/02;
                                                                                                     2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04; 5/9/05; 6/10/05;
                                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                                     12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II   N/A            N/A                                     10/1/01        10/1/01(7); 12/14/01; 1/14/02;
                                                                                                     2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04; 5/9/05; 6/10/05;
                                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                                     12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


6 Appendix I

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                           --------------------------------------------------------------------------------------------------------
                           AXA Advisors                                              AXA Distributors
                           --------------------------------------------------------------------------------------------------------
                           Prospectus and                                            Prospectus and
 Product Name              SAI Dates      Supplement Dates                           SAI Dates      Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)  8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01; 1/14/02;     8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01;
 Accumulator(R) Elite(SM)                 2/22/02; 7/15/02; 8/20/02; 11/11/02;                      1/14/02; 2/22/02; 7/15/02;
 (2002 Series)                            1/6/03; 2/20/03; 5/15/03; 8/15/03;                        8/20/02; 11/11/02; 1/6/03;
                                          11/24/03; 2/1/04; 8/4/04; 8/10/04;                        2/20/03; 5/15/03; 8/15/03;
                                          12/13/04; 12/31/04; 5/9/05; 6/10/05;                      11/24/03; 2/1/04; 8/4/04;
                                          6/17/05; 7/25/05; 8/31/05; 12/2/05;                       8/10/04; 12/13/04; 12/31/04;
                                          2/8/06                                                    5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 12/2/05;
                                                                                                    2/8/06
                            -------------------------------------------------------------------------------------------------------
                            4/1/02(4)     4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5); 4/1/02(4)      4/3/02(5); 5/20/02(7); 7/15/02;
                                          8/20/02; 11/11/02; 12/6/02; 12/9/02;                      8/5/02(5); 8/20/02; 11/11/02;
                                          1/6/03; 2/4/03; 2/20/03 ; 5/15/03;                        12/6/02; 12/9/02; 1/6/03;
                                          8/15/03; 11/24/03; 2/1/04; 2/10/04;                       2/4/03; 2/20/03; 5/15/03;
                                          8/4/04; 8/10/04; 12/13/04; 12/31/04;                      8/15/03; 11/24/03; 2/1/04;
                                          5/9/05; 6/10/05; 6/17/05; 7/25/05;                        2/10/04 ; 8/4/04; 8/10/04;
                                          8/31/05; 12/2/05; 2/8/06                                  12/13/04; 12/31/04; 5/9/05;
                                                                                                    6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/02(3)     7/15/02; 8/20/02; 1/6/03; 2/20/03;         5/1/02(3)      7/15/02; 8/20/02; 1/6/03;
                                          5/15/03; 8/15/03; 11/24/03; 2/1/04;                       2/20/03; 5/15/03; 8/15/03;
                                          8/4/04; 8/10/04; 12/13/04; 12/31/04;                      11/24/03; 2/1/04; 8/4/04;
                                          5/9/05; 6/10/05; 6/17/05; 7/25/05;                        8/10/04; 12/13/04; 12/31/04;
                                          8/31/05; 12/2/05; 2/8/06                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 12/2/05;
                                                                                                    2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/02(4)     5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;   5/1/02(4)      5/20/02(7); 7/15/02; 8/5/02(5);
                                          11/11/02; 12/6/02; 12/9/02; 1/6/03;                       8/20/02; 11/11/02; 12/6/02;
                                          2/4/03; 2/20/03; 5/15/03; 8/15/03;                        12/9/02; 1/6/03; 2/4/03;
                                          11/24/03; 2/1/04; 2/10/04; 8/4/04;                        2/20/03; 5/15/03; 8/15/03;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;                      11/24/03; 2/1/04; 2/10/04;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;                       8/4/04; 8/10/04; 12/13/04;
                                          12/2/05; 2/8/06                                           12/31/04; 5/9/05; 6/10/05;
                                                                                                    6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/03(4)     5/15/03; 6/20/03; 8/15/03; 11/24/03;       5/1/03(4)      5/15/03; 6/20/03; 8/15/03;
                                          2/1/04; 2/10/04; 8/4/04; 8/10/04;                         11/24/03; 2/1/04; 2/10/04;
                                          12/13/04; 12/31/04; 5/9/05; 6/10/05;                      4/23/04; 8/4/04;8/10/04;
                                          6/17/05; 7/25/05; 8/31/05; 12/2/05;                       12/13/04; 12/31/04; 5/9/05;
                                          2/8/06                                                    6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/04(4)     8/4/04; 8/10/04; 10/25/04(5); 12/13/04;    5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
                                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                       12/13/04; 12/31/04; 5/9/05;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06                         6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 7

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                            -------------------------------------------------------------------------------------------------------
                            AXA Advisors                                             AXA Distributors
                            -------------------------------------------------------- ----------------------------------------------
                            Prospectus and                                           Prospectus and
 Product Name               SAI Dates      Supplement Dates                          SAI Dates      Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)   9/15/03        9/15/03(10); 11/24/03; 12/5/03;           9/15/03        9/15/0310); 11/24/03; 12/5/03;
 (2004 Series)                             1/23/04; 2/2/04; 2/10/04; 2/23/04(7);                    2/2/04; 1/23/04; 2/10/04;
                                           8/4/04; 8/10/04; 12/13/04; 12/31/04;                     2/23/04(7); 4/23/04; 8/4/04;
                                           5/9/05; 6/10/05; 6/17/05;                                8/10/04; 12/13/04;12/31/04;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                        5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 12/2/05;
                                                                                                    2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/04         7/1/04; 7/19/04; 8/4/04; 8/10/04;         5/1/04         7/1/04; 7/19/04; 8/4/04;
                                           10/25/04(11); 12/10/04(5); 12/13/04;                     8/10/04; 10/25/04(11);
                                           12/21/04; 12/31/04; 5/9/05; 6/10/05;                     12/10/04(5); 12/13/04;
                                           6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                  12/21/04; 12/31/04; 5/1/05(13);
                                           12/2/05; 2/8/06                                          5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 11/1/05(14);
                                                                                                    12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Advisor(SM) 11/17/00       2/9/01; 3/19/01; 7/30/01(5); 9/1/01;      5/15/00        9/1/00; 9/6/00; 2/9/01;
                                           12/14/01; 1/14/02; 2/22/02; 7/15/02;                     7/30/01(5); 9/1/01; 12/14/01;
                                           8/20/02; 11/11/02; 1/6/03; 2/20/03;                      1/14/02; 2/22/02; 7/15/02;
                                           5/15/03; 8/15/03; 11/24/03; 2/1/04;                      8/20/02; 1/6/03; 2/20/03;
                                           8/4/04; 12/13/04; 6/10/05; 6/17/05;                      5/15/03; 8/15/03; 11/24/03;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                        2/1/04; 8/4/04; 12/13/04;
                                                                                                    6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/01         9/1/01; 12/14/01; 1/14/02; 2/22/02;       5/1/01         9/1/01; 12/14/01; 1/14/02;
                                           7/15/02; 8/20/02; 11/11/02; 1/6/03;                      2/22/02; 7/15/02; 8/20/02;
                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;                     1/6/03; 2/20/03; 5/15/03;
                                           2/1/04; 8/4/04; 12/13/04; 6/10/05;                       8/15/03; 11/24/03; 2/1/04;
                                           6/17/05; 7/25/05; 8/31/05; 12/2/05;                      8/4/04; 12/13/04; 6/10/05;
                                           2/8/06                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/02         5/1/02; 7/15/02; 8/20/02; 11/11/02;       5/1/02         7/15/02; 8/5/02; 8/20/02;
                                           1/6/03; 2/20/03; 5/15/03; 8/15/03;                       12/16/02; 1/6/03; 2/20/03;
                                           11/24/03; 2/1/04 ; 8/4/04; 12/13/04;                     5/15/03; 8/15/03; 11/24/03;
                                           6/10/05; 6/17/05; 7/25/05; 8/31/05;                      2/1/04 ; 8/4/04; 12/13/04;
                                           12/2/05; 2/8/06                                          6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/03         5/15/03; 8/15/03; 11/24/03; 12/23/03;     5/1/03         5/15/03; 8/15/03; 11/24/03;
                                           2/1/04; 2/10/04; 8/4/04;12/13/04;                        12/23/03; 2/1/04; 2/10/04;
                                           6/10/05; 6/17/05; 7/25/05; 8/31/05;                      8/4/04; 12/13/04; 6/10/05;
                                           12/2/05; 2/8/06                                          6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/04         7/1/04; 8/4/04; 10/25/04; 12/10/04;       5/1/04         7/1/04; 8/4/04; 10/25/04;
                                           12/13/04; 6/10/05; 6/17/05; 7/25/05;                     12/10/04; 12/13/04; 6/10/05;
                                           8/31/05; 12/2/05; 2/8/06                                 6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


8 Appendix I

-----------------------------------------------------------------------------------------------------------------
                                                             Product Distributor
                            -------------------------------------------------------------------------------------
                            AXA Advisors                          AXA Distributors
                            ------------------------------------- -----------------------------------------------
                            Prospectus and                        Prospectus and
 Product Name               SAI Dates          Supplement Dates   SAI Dates         Supplement Dates
-----------------------------------------------------------------------------------------------------------------
 Accumulator(R) Express(SM) N/A               N/A                 9/2/99
                                                                  10/18/99
                                                                  5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                   7/30/01(5); 9/1/01; 12/14/01;
                                                                                   1/14/02; 2/22/02; 7/15/02;
                                                                                   8/20/02; 1/6/03; 5/15/03;
                                                                                   8/15/03; 11/24/03; 2/1/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------
                                                                  5/1/01           7/30/01(5); 9/1/01; 1/14/02;
                                                                                   2/22/02; 7/15/02; 8/20/02;
                                                                                   1/6/03; 5/15/03; 8/15/03;
                                                                                   11/24/03; 2/1/04; 8/4/04;
                                                                                   12/13/04; 6/10/05; 6/17/05;
                                                                                   7/25/05; 8/31/05; 12/2/05;
                                                                                   2/8/06
                            -------------------------------------------------------------------------------------
                                                                  5/1/03           5/15/03; 8/15/03; 11/24/03;
                                                                                   12/23/03; 2/1/04; 2/10/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------


(1)  applies to Accumulator(R) contracts issued in Oregon only.

(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)  applies to contracts issued in New York only.

(8)  applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R)Elite(SM).

(11) There are three supplements dated 10/25/04 that apply to 2004 Series.

(12) applies to Accumulator(R) Plus(SM) contracts issued in Oregon only.


(13) There are two supplements dated 5/1/05 that apply for Accumulator(R) and Accumulator(R) Elite(SM).



(14) applies to contracts issued 1/1/05 and later.


                                                                    Appendix I 9

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Condensed Financial Information                                              2
Financial Statements                                                         3


How to obtain an Accumulator(R) Statement of Additional Information

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

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Please send me a combined Accumulator(R) series SAI dated May 1, 2006



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City           State    Zip

AXA Equitable Life Insurance
Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006 FOR

o Accumulator(R)
o Income Manager Accumulator(R)
o Income Manager(R) Rollover IRA
o Accumulator(R) (IRA, NQ, QP)
o Accumulator(R) Express(SM)
o Accumulator(R) Elite(SM)
o Accumulator(R) Elite II(SM)
o Accumulator(R) Plus(SM)
o Accumulator(R) Select(SM)
o Accumulator(R) Select(SM) II


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104
--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2006. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Calculating Unit Values                                                      2

Condensed Financial Information                                              3

Financial Statements                                                        48


             Copyright 2006 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


SAI 13A

                                                                          x01197

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.

The financial statements of each Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $588,734,659 in 2005, $567,991,463 in 2004 and
$562,696,578 in 2003. Of these amounts, AXA Advisors retained $293,075,553, $289,050,171 and $287,344,634, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $561,166,840 for 2005, $418,189,861 for 2004 and $429,871,011 for 2003, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $120,349,631, $57,065,006 and $84,547,116, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:


                                        a
                                       (-) -c
                                        b


where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2005. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values based on the lowest and highest charges. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to your May 1, 2006 supplement for a presentation of the unit values and units outstanding, based on the lowest and highest charges that would apply to the underlying portfolios.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.




 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.32     $ 10.62          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286          51          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,278         688          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40     $ 10.29          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         285         131          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         237          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.59     $ 10.39          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         367         150          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         948         426          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 45.74     $ 44.24     $ 41.25     $ 35.10
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,919       3,361       3,674       3,926
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,314       1,132         732         407
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 10.63          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         711         256          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,170       1,617          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 57.52     $ 53.88     $ 48.73     $ 35.92
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         284         334         375         404
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         585         710         812         899
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.24     $ 11.19     $ 10.92     $ 10.67
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,030       1,247       1,242       1,119
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         919       1,011       1,187       1,217
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.65     $ 11.04     $  9.98     $  7.90
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         484         378         205
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         464         567         383         235
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.95     $ 29.46     $ 27.48     $ 22.73
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,125       1,318       1,384       1,316
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,710       3,408       3,959       3,827
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.70     $ 12.03     $ 10.34     $  7.81
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         462         456         377         183
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         657         704         494         118
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.00     $ 10.45     $  9.66     $  7.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         181         201         230         166
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         268         253         248         169
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.76     $  9.20     $  8.74     $  6.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         424         449         410         275
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         759         801         802         305
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20     $ 11.54     $ 10.23     $  7.91
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         544         503         429         344
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,404       1,102         698         384
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 40.77          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,511          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         289          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.19     $ 69.35     $ 81.12     $ 69.37     $ 70.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513         595         553         293          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,101       1,253       1,163         939         380
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.74     $ 23.90     $ 26.59     $ 27.96     $ 29.96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,516       1,616       1,539         801          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,307       4,697       5,048       4,521       1,256
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                                --------------------------------------
                                                                2005        2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.11   $   9.45   $   8.58   $   6.20
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         629        806        761        429
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         863      1,078      1,104        369
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.30   $  11.62   $  10.22   $   7.37
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         605        904        765        486
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         911      1,203        820        388
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.01   $   9.12   $   8.81   $   5.66
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         854      1,028        278         44
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,024      1,493        571        264
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 244.64   $ 237.75   $ 211.19   $ 143.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         900      1,044      1,145      1,240
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,138      1,384      1,588      1,770
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  29.44   $  28.28   $  25.51   $  19.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,575      5,306      5,870      6,485
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         841        971        776        383
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.62   $  18.65   $  18.54   $  18.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,772      2,322      2,993      4,099
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,100      1,348      1,651      1,739
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.12   $  13.29   $  11.40   $   8.55
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,477      3,816      4,111      3,907
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,553      2,475      2,639        208
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.13   $   6.28   $   5.88   $   4.84
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       5,346      6,276      7,382      8,409
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,379      9,271     10,777     12,339
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.99   $  15.89   $  15.53   $  15.20
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         490        460        434        430
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         574        603        631        552
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.90   $  15.36   $  13.66   $   9.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,468      1,733      2,001      2,020
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,499      5,465      6,324      6,943
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.49         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.09   $   7.63         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         189         68         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         287         29         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.99   $  14.41   $  12.88   $  10.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,058      3,317      3,362      3,350
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,002      9,491     10,036     10,473
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                 --------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 217.65     $ 247.21     $ 292.20     $ 237.18     $ 186.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,555        1,775        1,434          550           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        2,160        2,453        2,344        1,542          434
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.52     $  26.28     $  24.51     $  20.99           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        7,830        7,903        5,956        1,853           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.18     $  16.14     $  15.03     $  15.25           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,288        2,333        2,057          929           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.64     $  12.74     $  16.81     $  12.40           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          737          839          591          166           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.12     $   9.49     $  11.79           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       10,884       12,132        6,304           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       15,780       17,298        8,614           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.28     $  16.68     $  14.88     $  11.82     $  12.54
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,115        2,156        1,264          775           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        8,170        9,189        6,912        6,101        2,521
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.90     $  11.70     $  12.10     $  11.84           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,847           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       10,569       10,105        9,428        5,696           --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                                -------------------------------------
                                                                2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.92    $  5.66         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        767         87         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        983        345         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.71    $  8.12    $  7.94    $  6.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         54         55         39         29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        557        258        189         89
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.38    $ 11.94    $ 11.46    $  9.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         45         19         20         13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,004      9,529     11,360     13,307
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.35    $ 10.68    $  9.53    $  7.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        525        425        279        133
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,695      4,078      3,761      3,093
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.83    $ 11.30    $ 10.33    $  7.97
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,382      2,835      3,037      3,265
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     13,004     15,697     17,536     18,971
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.60    $ 11.10    $ 10.29    $  7.65
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,079      1,192      1,043        812
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,254      6,079      6,120      5,353
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.40         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         56         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         18         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 26.40    $ 25.63    $ 23.57    $ 18.69
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,703      3,163      3,443      3,683
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,100      9,685     10,779     11,356
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.82         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          8         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         16         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.54    $  8.33    $  7.89    $  5.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        365        431        286        184
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        431        573        552        243
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.69    $ 11.14    $  9.73    $  6.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,652      1,605      1,435        951
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,752      2,883      2,874      2,717
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.82    $ 14.40    $ 12.39    $  9.42
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,356      2,500      2,709      2,863
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,388      2,481      2,639      3,169
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.50         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         54         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         17         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                ---------------------------------------------------
                                                                2001       2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.67          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          6          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.90    $  17.32    $  21.35    $  16.61     $ 12.35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     16,512      19,069      17,154      10,072       2,581
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.69    $  11.14    $  13.96          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,210       3,230       1,477          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.72    $  11.09    $  10.61          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        231         174          72          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,208       2,064         982          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.15    $  10.50    $  10.28          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        376         298         126          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,372       4,745       2,907          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 24.41    $  28.18    $  31.67    $  26.73     $ 21.21
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      4,413       4,923          16           2          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     12,941      14,537          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.72    $   9.43    $  10.82          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        161         164         139          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        140         136          91          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.54    $  10.00          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        493          82          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,307         638          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.20    $  10.92    $  10.53    $  10.48          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,091       1,080         972         560          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,256         223          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                                ---------------------------------------
                                                                2005        2004        2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.46    $  22.79         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         183          31         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         170          72         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.50          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          31          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.38    $   6.02    $  5.44    $  4.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         569         503        566        552
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,270       1,149      1,266      1,590
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.96    $  13.84    $ 13.48    $ 13.22
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,222       1,021        985        903
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,972      10,774     12,484     14,961
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.53    $  13.20    $ 12.07    $  9.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,142       1,375      1,530      1,663
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,350      16,352     18,895     21,846
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.17    $  16.63    $ 14.39    $ 10.62
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         919         986        840        665
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,204       6,654      7,289      7,825
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.80          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          28          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          93          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          55          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.60          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          93          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.56          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          25          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          74          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.15          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         240          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         210          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.24    $  13.95    $ 12.80    $  9.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,644       1,467      1,522        767
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,123       2,102      2,058      1,041
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.27    $  19.96    $ 18.30    $ 14.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,721       3,230      3,348      3,538
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,782       4,699      4,955      5,160
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                --------------------------------------------------
                                                                2001       2000       1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.38    $  8.39          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        575        258          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,490        745          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.23    $ 11.48    $  10.44    $  10.76          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     14,916     13,606      12,838       8,661          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.08    $ 13.14    $  12.47    $  12.82     $ 11.52
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,936      2,045       2,057         867          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     25,574     28,008      29,522      24,343       8,113
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.50    $ 10.76    $   9.20    $   9.17          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,755      7,215       6,774       4,733          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.34         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         14         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        155         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 17.20    $ 16.52    $  14.98    $  12.76     $ 11.60
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,681      3,305       2,567       1,009          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,603      5,888       5,766       4,389       1,182
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.47     $ 16.89    $  14.08    $  11.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,346       1,244       1,181       1,196
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,759       9,124      10,329      12,054
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.19     $ 13.19    $  11.88    $   9.31
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,663       4,453       5,082       5,638
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,697       8,228       9,491      10,806
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49     $  8.98    $   8.17    $   6.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         551         635         715         776
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,802       5,835       6,684       6,910
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.53     $ 28.18    $  28.34    $  28.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,076       1,221       1,537       2,299
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,619       2,938       3,834       5,633
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.61     $  4.43          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         143           3          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47          20          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.93          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         253          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         308          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          76          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          57          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.76     $ 14.35    $  12.36    $   8.59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         914       1,073       1,030         859
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,139       2,622       3,320       2,817
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.43     $ 16.99          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          46          10          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         160          17          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.55     $  5.16          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         114          14          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         169          41          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.43          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         156          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         250          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.94     $ 10.64    $   8.72    $   5.67
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,131       1,948       1,871       1,807
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,667       3,845       4,287       3,992
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.37          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          68          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          49          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                -------------------------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.55    $  17.50    $  20.23    $  12.80     $ 10.86
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,032      15,833      13,783      10,607       4,609
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.37    $  22.09    $  27.59    $  16.10     $ 12.13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,229       8,254       6,114       1,942          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,726      16,073      13,671       9,117       3,327
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.71    $  10.51    $  10.72          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         948       1,014         550          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,228       8,940       6,033          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.61    $  28.00    $  26.78    $  25.92     $ 25.00
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,501       1,860       2,900       1,566          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,273       5,065       7,278       5,158       1,153
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.01    $  10.94    $  11.48    $   9.64          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         899         989         756         284          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,131       3,340       2,922       1,610          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.11    $   6.53    $  11.04    $   5.72          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,765       2,063       1,267         177          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,501       4,990       3,859       1,805          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            --------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.90     $ 11.36
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          7          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                                         15          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years ending December 31,
                                                                                             --------------------------------------
                                                                                             2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years
                                                                                           ending December 31,
                                                                                           -------------------
                                                                                             1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.




 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years
                                                              ending December 31,
                                                              -------------------
                                                                 2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.28     $ 10.60
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         106          40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         342         120
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.36     $ 10.27
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         254         140
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         501         286
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.55     $ 10.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         360         137
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         671         279
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 43.93     $ 42.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,273       2,498
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         762         659
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.15          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         788          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,035          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 55.24     $ 51.85
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          76          88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         172         181
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.14     $ 11.13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,555       1,721
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,199       1,470
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.56     $ 10.98
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         462         473
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         453         565
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.82     $ 28.41
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,045       1,146
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,626       1,924
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.59     $ 11.96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         462         473
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         480         411
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.92     $ 10.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         332         382
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         269         397
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.68     $  9.15
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         600         712
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         613         930
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.10     $ 11.47
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         636         613
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         919         809
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 39.77     $ 33.91     $ 39.47          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,668       2,816       1,417          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         461         279         110          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 46.99     $ 34.70     $ 49.56     $ 67.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          99         102         118          36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         211         241         249         106
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.88     $ 10.65          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,778       1,483          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,625       1,594          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.94     $  7.88          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         420         347          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         375         264          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.55     $ 22.00     $ 23.03     $ 23.23
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,144       1,013         696         145
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,218       1,906       1,632         432
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.30     $  7.79          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         456         346          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         323         108          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62     $  7.63          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         403         338          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         296         201          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.71     $  6.77          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         701         571          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         759         424          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.18     $  7.89          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         560         565          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         635         503          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                                 --------------------------------------------------------------
                                                                 2005       2004       2003       2002        2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.03   $   9.40   $   8.54   $   6.19           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         975      1,099      1,103        768           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         663        773        720        427           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20   $  11.54   $  10.18   $   7.35           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         774        995        827        678           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         550        720        545        364           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.93   $   9.07   $   8.77   $   5.65           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,869      2,185        284        150           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,792      3,478        278        386           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $230.23   $ 224.21   $ 199.56   $ 135.53     $ 206.51     $ 235.03
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         422        469        489        510          468          217
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         370        430        484        521          499          204
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.72   $  27.65   $  24.98   $  19.46     $  25.10     $  25.90
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,120      4,595      5,025      5,500        4,363        1,223
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         557        589        535        298           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.07   $  18.13   $  18.07   $  17.97     $  16.81     $  15.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,944      3,603      4,546      5,993        2,919          269
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         873      1,061      1,357      1,226           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.79   $  13.03   $  11.20   $   8.42     $   9.51     $  12.60
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,745      3,983      4,195      3,915          702          389
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,000      1,008      1,052        135           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.03   $   6.21   $   5.82   $   4.80     $   7.08     $   9.46
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,648      5,347      6,234      6,946        6,887        3,355
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9.117     10,421     11,828     13,521       14,217        6,200
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.60   $  15.54   $  15.21   $  14.92           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         490        489        495        429           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         455        480        519        474           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.60   $  15.12   $  13.48   $   9.71     $  14.14     $  16.56
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,668      3,054      3,346      3,468        2,681          825
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,979      2,313      2,809      3,037        2,971        1,248
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.36         --         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4         --         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.97   $   7.53         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         117         30         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         195         11         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.75   $  14.21   $  12.72   $  10.04     $  11.80     $  11.63
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,256      3,414      3,447      3,347        1,416           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,091      5,823      6,106      6,520        4,851        1,119
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                ------------------------------------------------------------
                                                                2005       2004       2003       2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 5.84    $  5.59         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        632         71         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        536        306         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 8.60    $  8.03    $  7.87    $  6.25    $  8.63          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         53         30         38         35          3          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         65         88        101         79         19          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $12.16    $ 11.75         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         60         25         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,470      2,815         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $12.18    $ 10.56    $  9.44    $  7.23    $  8.65     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        366        328        238        100         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,599      2,863      2,832      2,786      2,530       1,050
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $11.67    $ 11.18    $ 10.23    $  7.91    $ 10.66     $ 11.05
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,450      1,594      1,685      1,728        283         110
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,540      6,418      6,957      7,543      2,052         628
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $11.44    $ 10.97    $ 10.19    $  7.59    $ 10.10     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,339      1,430      1,359      1,058        339         110
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,879      4,473      4,616      4,470      3,790       1,311
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $10.38         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         53         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         65         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $15.77    $ 25.07    $ 23.10    $ 18.36    $ 24.03     $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,369      1,508      1,538      1,539      1,082         421
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,726      4,345      4,750      5,020      4,534       1,524
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 9.74         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          4         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          9         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 8.42    $  8.23    $  7,80    $  5.74    $  7.67     $  9.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        488        647        514        419        233          39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        349        400        500        378        182          47
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $11.56    $ 11.04    $  9.67    $  6.84    $  8.52     $  9.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,857      3,046      3,156      2,863      1,550          58
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,297      4,997      5,343      5,392      4,418         609
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $15.54    $ 14.18    $ 12.22    $  9.32    $ 11.09     $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,954      4,357      4,738      5,068      2,457          70
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,279      3,574      3,783      4,067      3,015         198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $10.49         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         33         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         11         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 ------------------------------------------------------------
                                                                 2005        2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.64     $ 22.05         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         129          30         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         111          63         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.48          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.31     $  5.97    $  5.41    $  4.36    $  6.36    $  8.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,734       1,916      2,241      2,509      1,651        182
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,127       5,897      6,804      7,940      7,216      1,134
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.73     $ 13.65    $ 13.32    $ 13.09    $ 12.13    $ 11.41
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,399       1,172      1,191      1,232         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,015       8,979     10,672     12,695      8,943      1,427
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.30     $ 12.99    $ 11.90    $  9.53    $ 11.97    $ 13.04
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         466         509        568        620        398         80
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,589       5,234      6,009      6,939      6,123      1,419
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.89     $ 16.39    $ 14.22    $ 10.51    $ 12.39    $ 10.69
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         796         837        707        482         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,629       3,013      3,182      3,460      2,447        588
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          20          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         113          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.99          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         108          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          30          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.58          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          16          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          58          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.55          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          45          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.13          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         140          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         120          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.11     $ 13.86    $ 12.74    $  9.87    $ 11.33         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,386       1,261      1,331        616         32         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,390       1,251      1,338        701         89         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.92     $ 19.65    $ 18.05    $ 13.98    $ 17.04    $ 16.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,336       2,719      2,785      2,900      1,793        275
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,147       1,430      1,339      1,334      1,071        299
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years
                                                              ending December 31,
                                                              -------------------
                                                                 2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.15     $ 16.63
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,158       1,121
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,145       3,356
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.94     $ 12.99
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,421       1,652
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,422       2,867
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.36     $  8.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         507         599
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,965       5,788
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.14     $ 26.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,196       1,317
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,954       2,306
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.54     $  4.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          58           3
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14           6
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.92          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         248          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         300          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.97          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          80          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.52     $ 14.15
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         710         783
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         854       1,001
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    16.83     $ 16.44
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41           9
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          15          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.47     $  5.10
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         107          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         102           6
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.41          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          85          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         131          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.71     $ 10.48
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,667       1,556
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,632       1,515
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.36          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          40          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.89     $ 11.02     $ 13.42     $ 17.37
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,114       1,121          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,673       4,227       4,268       2,110
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.72     $  9.20     $ 14.23     $ 21.92
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,886       2,080       2,260       1,301
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,344       3,796       4,345       2,112
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.08     $  6.73     $  8.66     $ 10.47
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         642         706         584         298
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,613       7,231       7,160       2,262
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.08     $ 27.35     $ 27.44     $ 26.91
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,572       2,248       2,060         571
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,186       4,967       4,110         826
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.21     $  8.50     $ 10.92     $ 10.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         789         660         361         106
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,152         974         825         270
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.61     $  5.61     $  6.06     $  6.49
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,439       1,441       1,014         541
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,462       1,464       1,482         881
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------


  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ----------------------------------------
                                                                                                2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.89     $ 11.36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          8          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                              2003     2002     2001     2000
                                                                                           ----------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.60%.


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                2005        2004        2003        2002
                                                             -------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.26     $ 10.59          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          92          24          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,298         726          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35     $ 10.27          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         168          63          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,073         686          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54     $ 10.37          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         397         279          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,299         787          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 43.48     $ 42.17     $ 39.41     $ 33.62
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,301       1,400       1,489       1,564
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,167       3,907       2,733         598
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.14     $ 10.61          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         408         180          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,926       3,664          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 54.68     $ 51.36     $ 46.56     $ 34.41
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          74          79          66
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         331         388         429         338
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12     $ 11.11     $ 10.87     $ 10.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,033       1,124       1,240       1,234
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,527       8,293       8,217       3,282
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.53     $ 10.96     $  9.93     $  7.88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         269         301         265         189
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,078       2,231       1,758         398
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.55     $ 28.15     $ 26.32     $ 21.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         558         647         634         511
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,585       5,526       5,467       2,248
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.57     $ 11.94     $ 10.29     $  7.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         423         460         371         286
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,300       2,160       1,684         553
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.89     $ 10.37     $  9.61     $  7.62
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         208         255         249         213
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,956       2,038       1,850         635
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.66     $  9.13     $  8.70     $  6.77
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         356         384         385         283
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,551       4,852       4,258       1,299
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 39.15          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,005          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          97          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 49.16     $ 66.77     $ 78.30     $ 67.13     $ 68.19
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          73          65          16          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         402         420         141          16          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.86     $ 23.07     $ 25.73     $ 27.12     $ 29.13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         500         219          35          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,835       1,211         574         170           2
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.07    $  11.46    $  10.17   $   7.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         300         304         297        292
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,766       4,712       3,848      1,272
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.01    $   9.38    $   8.53   $   6.18
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         503         538        344
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,281       6,078       5,628      1,488
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.18    $  11.53    $  10.17   $   7.35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         425         575         467        381
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,432       5,059       3,927      1,262
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.91    $   9.05    $   8.76   $   5.65
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,089       1,346         281         96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,090       4,725       1,117        205
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 226.77    $ 220.94    $ 196.75   $ 133.70
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         244         275         301        314
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         586         683         689        581
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.54    $  27.49    $  24.85   $  19.37
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,975       2,231       2,534      2,830
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,197       3,420       3,013      1,002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.94    $  18.01    $  17.95   $  17.86
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,833       2,200       2,818      3,868
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,881       3,326       3,448      2,501
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.71    $  12.97    $  11.15   $   8.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,664       1,745       1,928      1,910
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,498       4,337       4,026        604
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.01    $   6.19    $   5.81   $   4.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,818       3,283       3,962      4,522
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,352      15,822      17,115     16,550
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.50    $  15.45    $  15.13   $  14.85
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         296         279         282        347
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       2,951       3,122      1,064
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.53    $  15.07    $  13.43   $   9.69
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,100       1,230       1,362      1,384
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,839       4,346       4,534      3,377
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.36          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          53          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.94    $   7.51          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          61          11          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         410          22          --         --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Years Ended December 31,
                                                                 --------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 203.81     $ 232.08     $ 275.01     $ 223.79     $ 176.22
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          380          310           66           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          661          618          255           35            1
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.00     $  25.80     $  24.13           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,407        1,662          342           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.72     $  15.75     $  14.70           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,545          486           59           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.48     $  12.56     $  16.61           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          404          302           38           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.07     $   9.45     $  11.77           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        5,608        4,909        1,112           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       18,765       17,412        5,630           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.11     $  16.53     $  14.78     $  11.77     $  12.52
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,276          718           30           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3,423        3,189          818          211           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.69    $  14.16    $  12.68     $ 10.01
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,617       1,814       1,839       1,712
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      15,585      17,155      15,959       8,615
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.82    $   5.57          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         387          56          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,277         370          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.57    $   8.01    $   7.86     $  6.24
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          25          38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         468         498         478         128
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.11    $  11.71    $  11.27     $  9.24
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          45          29          39          16
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,581       2,715       2,971       2,171
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.14    $  10.53    $   9.42     $  7.22
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         191         193         146          59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,032      11,933      10,611       5,973
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.63    $  11.14    $  10.21     $  7.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         775         867         896         961
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,228      12,694      12,682       9,408
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.40    $  10.94    $  10.17     $  7.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         703         805         770         643
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,266      15,720      14,963       8,308
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.38          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          40          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         113          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  25.62    $  24.94    $  22.99     $ 18.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         864         968       1,030       1,042
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,127      11,584      11,512       7,152
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.74          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          36          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.39    $   8.20    $   7.79     $  5.73
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         190         242         184         143
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,184       2,500       2,016         424
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.53    $  11.02    $   9.65     $  6.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,413       1,558       1,665       1,471
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,309      11,422      10,509       4,322
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.47    $  14.13    $  12.18     $  9.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,673       1,805       2,005       2,145
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,278       7,736       7,229       3,714
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.78     $ 11.61     $ 12.04     $ 11.81          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,138          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,000       3,700       1,532         315          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.62          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          13          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.75     $ 17.16     $ 21.20     $ 16.54     $ 12.33
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,221       1,658         576         282          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.64     $ 11.09     $ 13.93          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,697       5,514       1,286          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.65     $ 11.04     $ 10.60          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         166         112          13          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,151       2,953         987          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.09     $ 10.46     $ 10.26          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         337         155          31          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,886       5,538       2,436          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.93     $ 27.69          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,038         734          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,601       6,057          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.66     $  9.38     $ 10.80          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          90          17           8          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         141          78           6          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.51     $  9.99          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         932         126          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,644         617          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.07     $ 10.82     $ 10.45          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,487          87          18          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,090         251          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

                                                                      Years Ended December 31,
                                                                2005        2004        2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.49          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         107          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  22.44    $  21.86         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          89          21         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         339          74         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.48          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          98          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.29    $   5.96    $  5.40    $  4.36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         970       1,047      1,206      1,333
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,287       6,714      6,805      4,722
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.68    $  13.60    $ 13.28    $ 13.05
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         943         748        804        702
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,021      15,208     16,175     13,419
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.24    $  12.94    $ 11.86    $  9.51
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         306         338        377        359
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,803       5,325      5,701      4,777
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.83    $  16.33    $ 14.17    $ 10.49
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         502         499        370        275
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,888       7,850      7,354      5,021
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.63          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         195          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.98          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          55          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         431          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.58          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         135          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.54          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         132          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.13          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         102          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         490          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.07    $  13.84    $ 12.72    $  9.86
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         712         676        685        427
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,276      11,463     10,296      2,423
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                                --------------------------------------------------
                                                                2001       2000       1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.36    $  8.39          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,187        295          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,856      1,315          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.10    $ 11.40     $ 10.39     $ 10.73          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     10,537      5,112       2,026         379          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.94    $ 13.02     $ 12.39     $ 12.76     $ 11.50
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        287        124          12          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,156      1,755         978         714          17
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.37    $ 10.68     $  9.15     $  9.14          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,274      2,109          98         344          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.33         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         24         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         78         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.
                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                               2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.83    $  19.58     $ 17.99     $ 13.94
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,046       1,213       1,296       1,419
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,227       4,909       4,335       2,235
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.07    $  16.57     $ 13.84     $ 10.98
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         514         468         487         498
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,992       5,077       5,316       3,555
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.88    $  12.94     $ 11.68     $  9.18
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         957       1,142       1,345       1,556
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,566       4,258       4,710       4,661
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.33    $   8.84     $  8.07     $  6.72
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         328         421         474         474
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,849       8,941       9,707       8,237
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.81    $  26.55     $ 26.78     $ 27.06
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,247       1,478       1,911       2,863
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,058       4,693       6,370       9,288
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.53    $   4.36          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44           3          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         172          19          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.92          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         120          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         848          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         132          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.46    $  14.10     $ 12.18     $  8.48
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         325         378         358         240
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,372       3.996       4,084       1,913
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.68    $  16.30          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           2          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         146          19          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.45    $   5.08          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          33           4          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          69          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.41          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          40          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         410          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.65    $  10.45     $  8.58     $  5.59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         929         860         837         857
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,043       4,587       4,232       2,823
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.00     $ 16.37     $ 14.88     $ 12.71     $ 11.58
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,305         431         163          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,559       1,079         173          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.39     $ 17.34     $ 20.10     $ 12.75     $ 10.84
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,126       2,033         771         422           4
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.20     $ 21.88     $ 27.40     $ 16.03     $ 12.11
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,966       1,834         383          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,707       5,759       1,680         200           2
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.64     $ 10.45     $ 10.70          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         543         359         103          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,655       7,052       2,906          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.16     $ 26.65     $ 25.55     $ 24.80     $ 23.98
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,954       1,882         549          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,759          --       9,875       5,805         349
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.90     $ 10.86     $ 11.42     $  9.61          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         239         113          23          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,535       1,382         522         211          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.04     $  6.47     $ 10.97     $  5.70          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         821         715         126          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,043       2,958         962         203          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Years Ended
                                                                                                December 31,
                                                                                            -------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.35          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         33          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        172          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.88     $ 11.36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          6          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         40           1
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Years Ended December 31,
                                                                                           --------------------------------------
                                                                                             2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Years Ended
                                                                                            December 31,
                                                                                           --------------
                                                                                             1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.20%.




 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ---------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.35    $  10.63
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,271         728
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.43    $  10.31
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            397         373
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.62    $  10.41
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            849         695
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  47.15    $  45.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,798       5,029
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.22    $  10.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,795       3,138
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.29    $  55.46
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            264         269
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.30    $  11.24
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,139      12,384
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.72    $  11.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,665       3,994
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  30.83    $  30.28
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,366       4,900
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.79    $  12.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,367       3,660
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.07    $  10.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,709       2,980
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.82    $   9.24
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,006       6,362
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27    $  11.60
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,137       6,199
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.17    $   9.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,050       8,108
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.38    $  11.67
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,098       5,827
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.07    $   9.16
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,975       3,498
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                               2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  42.39     $ 36.01          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,208       1,221          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  50.07     $ 36.85     $ 52.44
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            265         161         153
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.96     $ 10.69          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,153       4,285          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01     $  7.91          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,394         929          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.20     $ 23.29     $ 24.29
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,511         903         221
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.38     $  7.82          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,008         923          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.69     $  7.65          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,952       1,004          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.77     $  6.80          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,953       2,130          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.26     $  7.92          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,210       1,722          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.60     $  6.21          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,657       2,602          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.25     $  7.38          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,443       1,889          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.83     $  5.67          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,530         306          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                               2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 70.94     $ 82.86     $ 70.74
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            185         213         266
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.42     $ 27.13     $ 28.48
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            260         329         422
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                            --------------------
                                                                                               1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.57     $ 65.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            279           9
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.46     $ 26.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            439          24
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
                                                                                            ---------------------
                                                                                                2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 256.01     $ 248.43
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             545          613
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  29.99     $  28.77
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,757        5,149
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  19.05     $  19.04
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,491        4,043
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.37     $  13.49
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,792        5,816
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.20     $   6.34
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,789        6,068
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.29     $  16.17
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,057        4,383
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.12     $  15.54
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,815        4,124
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.37           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.17     $   7.70
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             554           19
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.17     $  14.56
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          14,461       15,533
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.99     $   5.71
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,681          216
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.79     $   8.18
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             723          782
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.54     $  12.08
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,062        2,149
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.47     $  10.78
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           7,621        8,017
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.95     $  11.40
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           7,166        8,080
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.72     $  11.19
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          13,164       14,528
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.41           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             161           --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                            -----------------------------------
                                                                                                2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 220.33     $ 149.11     $ 226.39
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             548          222          154
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  25.91     $  20.11           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,046        1,615           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  18.91     $  18.73           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,619        1,850           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.55     $   8.65           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,125        1,285           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.92     $   4.86     $   7.15
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,986        2,292           89
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.77     $  15.42           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,326        1,432           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.80     $   9.91     $  14.38
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,091        1,279          105
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.99     $  10.22     $  11.97
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          14,531        4,578          114
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.00     $   6.33     $   8.70
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             744          182           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.58     $   9.46     $  13.00
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,153          710          193
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.60     $   7.33     $   8.73
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           6,516        1,628           26
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.41     $   8.01     $  10.76
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           7,741        2,252           17
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.36     $   7.69     $  10.20
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          13,433        2,981           59
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                              ---------------------------------
                                                                                                2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 256.74     $ 303.01     $ 245.58
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             188          205          230
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.52     $  11.80           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             114           79           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.78     $  14.94     $  11.85
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             191           50          102
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.75     $  12.13     $  11.86
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              54           46           22
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.41     $  21.43     $  16.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             235          245          160
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.17     $  13.97           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              23           15           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.12     $  10.62           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10            3           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.53     $  10.29           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8            7           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                   December 31,
                                                                                             --------------------
                                                                                                1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 192.60     $ 151.23
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             240            8
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.55           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              89           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.37           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             124           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                      December 31,
                                                                                            -------------------------------
                                                                                               2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  26.88    $  26.06    $  23.92
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,383       9,053       8,439
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             38          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.63    $   8.40    $   7.95
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,770       3,237       2,600
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.78    $  11.21    $   9.78
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,783      13,609      12,491
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.03    $  14.57    $  12.51
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,724       9,029       8,508
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             81          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  24.09    $  23.37          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            297          62          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             40          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.43    $   6.06    $   5.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,457       5,744       5,658
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.13    $  13.99    $  13.60
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,494      11,977      11,974
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.71    $  13.35    $  12.19
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,795       3,942       3,680
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.38    $  16.80    $  14.55
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,963       8,796       8,124
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             93          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            139          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.61          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             94          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.57          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.16          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            444          --          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           ----------------------------------
                                                                                               2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.94     $ 24.71     $ 28.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,393          71          78
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.82          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            551          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.89     $  8.56     $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,799          19           7
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.51     $ 11.28     $ 10.98
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,161          37           9
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.40     $  6.39     $  8.40
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,123          20          29
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.32     $ 12.30     $ 11.04
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,674         280          14
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.73     $ 12.16     $ 13.21
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,342         324         341
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.70     $ 12.57     $ 10.81
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,322         111          41
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                               1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.47     $ 10.77          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            139          98          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.52     $ 12.85     $ 11.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            423         506         383
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.23     $  9.18          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20          26          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                           ---------------------------------
                                                                                             1996
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------


  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ---------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.34    $  14.02
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,341      14,238
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.54    $  20.19
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,635       6,364
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.71    $  17.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,933       4,781
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.38    $  13.35
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,516       1,558
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.60    $   9.06
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,821       4,211
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.61    $  29.20
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,411       1,417
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.66    $   4.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            137          13
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.94          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,269          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.99          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            189          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.94    $  14.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,854       4,174
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.90    $  17.42
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             88          19
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.61    $   5.21
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            215          12
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.44          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            393          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.12    $  10.76
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,095       3,531
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.39          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            133          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.92          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             25          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2003        2002       2001
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.84    $  9.91     $ 11.35
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,403      2,875           2
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.49    $ 14.26          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,670      1,591          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.22    $ 11.24     $ 13.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,396      1,445         154
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.00    $  9.39     $ 14.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,506        496         147
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.23    $  6.83     $  8.75
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,026        993          77
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.33    $ 29.52     $ 29.51
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,972      1,554         256
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.48    $  8.66     $ 11.07
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,847      1,053          23
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.81    $  5.72     $  6.15
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         27,090        737          43
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.60     $ 20.32     $ 12.83
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            182         199         190
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.21     $ 27.70     $ 16.14
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            214         227         176
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.54     $ 10.74          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             42          31          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.84     $ 27.54     $ 26.62
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            266         360         329
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.99     $ 11.51     $  9.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             18          18          18
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.56     $ 11.08     $  5.73
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             55          52          16
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.87          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            187          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.14          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            149          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.64     $ 24.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            359         127
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.25%.




  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                                     December 31,
                                                                                                ---------------------------
                                                                                                2005       2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.58   $  11.79    $ 10.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,752      5,189        186
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.93   $  10.80    $ 10.32
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,564      1,608        153
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.31   $  11.09    $ 10.42
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,710      3,924         78
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69   $  11.30    $ 10.52
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         49,852     22,917      1,082
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.41   $  11.78    $ 10.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         58,275     20,548        815
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.63   $  11.82    $ 10.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            674        354         14
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.49   $  10.44    $ 10.18
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,598      2,892        202
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.40   $  11.74    $ 10.60
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,552      1,325         79
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.58   $  11.38    $ 10.60
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,661      3,911        371
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.93   $  13.09    $ 11.25
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,637      1,558         68
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.09   $  11.47    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            794        424         26
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.70   $  11.03    $ 10.47
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,153      1,580        113
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.24   $  12.52    $ 11.08
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,350      1,540        106
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.45   $  11.63    $ 10.54
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,543      1,570        142
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.27   $  12.52    $ 11.01
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,263      1,454        126
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.76   $  10.70    $ 10.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,745        969         57
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                                     December 31,
                                                                                                ----------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.69    $ 12.32     $ 10.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,642      5,278         307
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.64    $ 12.14     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,550      3,640         209
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.17    $ 10.17     $ 10.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,844      1,271         119
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.88    $ 13.07     $ 11.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,355      1,996          93
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.58    $ 11.08     $ 10.36
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,804        829          60
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.54    $ 10.46     $ 10.21
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3.152     1,612          84
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.35    $ 12.12     $ 10.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,764      1,487         109
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.36         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            76         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.15    $  7.67          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,820         59          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.77    $ 12.26     $ 10.95
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,974      5,206         329
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.97    $  5.69          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,884        224          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.53    $ 10.74     $ 10.50
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           679        278          17
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.27    $ 10.86     $ 10.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,914        271          34
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.52    $ 12.55     $ 11.19
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,898      3,195         150
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.31    $ 11.75     $ 10.73
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,008      2,468         154
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.20    $ 11.66     $ 10.80
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,792      4,756         338
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.40         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           732         --          --
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                            -------------------------------
                                                                                                      December 31,
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.09   $ 11.73     $ 10.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,047     5,582         374
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            100        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.61   $ 11.31     $ 10.70
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,920     1,379          85
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.66   $ 13.00     $ 11.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,968     3,775         306
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.15   $ 12.87     $ 11.06
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,055     2,897         148
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            475        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  23.87   $ 23.18          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,166        78          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            358        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.29   $ 11.60     $ 10.48
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,330       680          55
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.60   $ 10.50     $ 10.21
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,991     4,339         252
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.34   $ 12.02     $ 10.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,298       769          63
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.08   $ 12.66     $ 10.95
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,948     3,850         232
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            386        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            753        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.61        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            757        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.57        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            415        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.16        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,971        --          --
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                                    December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.63   $ 11.55     $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,004     4,974         348
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.14   $ 11.94     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,492     4,028         189
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.61   $ 13.34     $ 11.11
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,025     1,602          73
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27   $ 11.40     $ 10.25
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            992       530          22
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.32   $ 11.64     $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,065       679          51
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.06   $  9.93     $  9.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,172     1,335         252
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.64   $  4.46          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,014       143          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.94        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,883        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.99        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            333        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.84   $ 12.47     $ 10.73
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,861     1,702         121
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.74   $ 17.28          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            688        53          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.59   $  5.19          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,420        96          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.44        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,313        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.41   $ 14.04     $ 11.50
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,108     1,431          64
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.38        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            742        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.87   $ 11.37          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            149         4          --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.50%.


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            ------------------------------
                                                                                               2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $  11.75    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,134      5,787        212
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.87   $  10.77    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,980      2,987        213
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.24   $  11.05    $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,424      6,175        444
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.62   $  11.26    $ 10.51
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         66,161     30,895      2,029
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.34   $  11.74    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         66,976     23,331        995
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.55   $  11.78    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,049        658         70
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.43   $  10.41    $ 10.17
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,189      4,559        446
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.32   $  11.70    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,781      2,001        124
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51   $  11.34    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,372      6,690        712
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.84   $  13.05    $ 11.24
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,388      2,692        191
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.02   $  11.43    $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,464        886        108
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.64   $  10.99    $ 10.46
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,154      1,909        136
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.17   $  12.48    $ 11.07
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,853      2,322        116
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.38   $  11.59    $ 10.53
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,750      2,441        274
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.19   $  12.48    $ 11.00
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,833      2,655        288
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69   $  10.66    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,246      1,826        104
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.62   $  12.28    $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         18,381     10,684        698
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.57   $  12.10    $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,255      5,753        452
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.11   $  10.14    $ 10.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,914      2,082        216
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.80   $  13.03    $ 11.19
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,171      2,946        147
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $  11.05    $ 10.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,395        987         80
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.47   $  10.42    $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,266      2,713        207
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.27   $  12.08    $ 10.76
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,772      2,272        157
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.36         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            149         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.00   $   7.56         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,774         91         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.69   $  12.22    $ 10.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,454      7,621        544
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.86   $   5.61         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,594        538         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.47   $  10.71    $ 10.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            570        333          6
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.21   $  10.82    $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,697        464         83
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.43   $  12.51    $ 11.18
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,867      3,446        181
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.24   $  11.72    $ 10.72
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,062      2,784        143
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.13   $  11.62    $ 10.79
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,494      5,095        368
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.39         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,183         --         --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.02   $ 11.69     $ 10.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,502     8,691         620
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            228        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.54   $ 11.27     $ 10.69
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,383     1,795         120
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.58   $ 12.96     $ 11.34
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,581     5,395         415
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.06   $ 12.83     $ 11.05
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,875     4,167         314
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.49        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            749        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  22.84   $ 22.23          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,015       190          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.49        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            371        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.22   $ 11.56     $ 10.47
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,328     1,141          54
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.53   $ 10.46     $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,723     6,436         460
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27   $ 11.98     $ 10.97
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,359       815          68
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.01   $ 12.61     $ 10.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,487     5,755         337
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            614        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.99        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,556        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.59        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            807        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.55        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            534        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.14        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,560        --          --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            ------------------------------
                                                                                               2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.56   $ 11.51     $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,932     7,104         642
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.06   $ 11.90     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,863     6,079         371
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.52   $ 13.30     $ 11.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,184     2,381          55
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.20   $ 11.36     $ 10.24
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,605       800          49
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.25   $ 11.60     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,164       742          69
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.00   $  9.89     $  9.97
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,802     5,781       1,312
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.56   $  4.39          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,829       144          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.92        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,644        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.97        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            400        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.76   $ 12.43     $ 10.72
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,236     2,712         208
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.98   $ 16.58          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            847        92          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.49   $  5.11          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,805       140          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.42        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,952        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.31   $ 14.00     $ 11.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,390     2,669         209
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.36        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            845        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.83   $ 11.37          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            287        13          --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.65%.



 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.46   $  11.72    $ 10.66
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          12.508     4,674        195
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.83   $  10.75    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,738      1,736        116
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.20   $  11.03    $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,271      3,928        215
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.58   $  11.24    $ 10.51
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         52,197     21,440        970
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.29   $  11.72    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         69,680     21,528        560
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $  11.75    $ 10.66
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            442        210         15
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.39   $  10.38    $ 10.16
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,566      2,210        301
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.28   $  11.67    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,765        716         86
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.47   $  11.32    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,292      3,135        282
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.79   $  13.02    $ 11.23
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,536      1,127         65
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.98   $  11.41    $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,016        456         20
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.59   $  10.97    $ 10.45
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,204      1,141         59
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.12   $  12.46    $ 11.07
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,109      1,455         59
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.33   $  11.57    $ 10.53
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,515      1,381         97
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.15   $  12.45    $ 10.99
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,566      1,506        103
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.65   $  10.64    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,431        675         35
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.58    $ 12.26     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,402      2,957         158
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.53    $ 12.07     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,328      2,227         127
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.07    $ 10.12     $ 10.09
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,398        905          69
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.74    $ 13.00     $ 11.19
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,716      1,270          66
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.46    $ 11.02     $ 10.34
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,386        595          44
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.44    $ 10.40     $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,303      1,119          95
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.22    $ 12.06     $ 10.75
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,783        913          81
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.35         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           118         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.91    $  7.49          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,416         31          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.65    $ 12.20     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,522      5,080         310
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.80    $  5.55          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,177        208          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.43    $ 10.68     $ 10.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           571        194           5
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.17    $ 10.80     $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,419        273          15
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.38    $ 12.48     $ 11.17
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,243      3,564         178
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.20    $ 11.69     $ 10.72
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,879      2,900          86
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.09    $ 11.60     $ 10.79
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,725      4,402         275
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.38         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           563         --          --
----------------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.98    $ 11.67     $ 10.76
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,495      4,181         204
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.74         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           172         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.50    $ 11.25     $ 10.69
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,528      1,146         126
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.53    $ 12.93     $ 11.33
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,920      3,260         291
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.02    $ 12.80     $ 11.04
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,526      2,213         149
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.48         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           442         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 22.24    $ 21.68          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           802         76          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.48         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           373         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.18    $ 11.54     $ 10.46
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,201        449          46
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.50    $ 10.44     $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,995      3,501         284
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.22    $ 11.96     $ 10.97
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,018        473          42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.96    $ 12.59     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,307      2,979         191
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.63         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           563         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.98         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           743         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.58         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           874         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.54         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           527         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.13         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,163         --          --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $ 11.49     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,881     5,249         435
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.02   $ 11.87     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,888     3,020         210
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.47   $ 13.27     $ 11.09
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,026     1,161          30
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.16   $ 11.34     $ 10.24
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            705       369          29
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.21   $ 11.58     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,271       643          69
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.97   $  9.87     $  9.96
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,041     1,005          42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.51   $  4.35          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            883        38          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.91        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,300        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.96        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            402        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.72   $ 12.40     $ 10.71
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,210     1,215          79
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.53   $ 16.17          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            526        22          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.43   $  5.07          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            952        71          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.41        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,852        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.24   $ 13.97     $ 11.48
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,408     1,047          46
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.35        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            533        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.81   $ 11.36          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            137         6          --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.




  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

                                                                     For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.45     $ 11.72     $ 10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,519         656          32          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $ 10.74     $ 10.30          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,000         281           1          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 11.02     $ 10.41          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,176         414          84          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.61     $ 41.36     $ 38.70     $ 33.05
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          33           8           9          13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,725         893         383          86
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.28     $ 11.71     $ 10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,917       2,788          46          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 53.59     $ 50.38     $ 45.72     $ 33.82
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2           2
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25          28          10           4
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.08     $ 11.07     $ 10.84     $ 10.63
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11          19          23
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,611       1,424       1,202         628
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.49     $ 10.93     $  9.91     $  7.87
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          10          11           7
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         338         284         143          57
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.00     $ 27.64     $ 25.87     $ 21.48
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          14          20          21
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         771         557         125
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.51     $ 11.90     $ 10.27     $  7.78
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         783         806         360         135
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.85     $ 10.34     $  9.59     $  7.61
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           3           3
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         353         272         238         104
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62     $  9.10     $  8.68     $  6.76
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          27          27          21
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         980         876         792         408
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                    For the years ending December 31,
                                                                 ------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.02    $  11.42    $  10.15   $   7.88
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44          45          45         36
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,238       1,242         726        316
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96    $   9.35    $   8.52   $   6.18
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4           6           8          8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,075       1,055         731        292
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.13    $  11.49    $  10.15   $   7.34
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          29          30         23
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         876       1,011         560        206
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.87    $   9.02    $   8.74   $   5.64
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          14         10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         311         306          98         14
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $219.99    $ 214.55    $ 191.26   $ 130.09
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4          6
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          73          64          29          9
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.19    $  27.18    $  24.60   $  19.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          28          32          39         43
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         549         371        133
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.67    $  17.76    $  17.72   $  17.65
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          67          84        146
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         481         416         458        259
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.55    $  12.84    $  11.05   $   8.32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          20         20
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,037         649         530        142
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.96    $   6.16    $   5.78   $   4.77
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          17          24         22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,055         981         856        341
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.31    $  15.27    $  14.97   $  14.71
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          17          14         17
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         573         555         512        198
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39    $  14.95    $  13.34   $   9.63
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          18          20          25         28
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         372         312         478        121
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          40          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.89    $   7.46          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         242          59          --         --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.57     $ 14.06     $ 12.60    $  9.96
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          49          54         60
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,363       2,169       1,481        530
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.78     $  5.54          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         326          15          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.51     $  7.96     $  7.82    $  6.22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           1           1         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         314         204         249         42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.00     $ 11.62     $ 11.20    $  9.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                      --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         160         164         40
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.06     $ 10.47     $  9.38    $  7.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,337       1,926       1,026        282
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.55     $ 11.08     $ 10.16    $  7.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,585       1,200         776        200
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.33     $ 10.87     $ 10.12    $  7.55
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          14          16         10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,349       2,037       1,222        345
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          81          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.31     $ 24.66     $ 22.76    $ 18.11
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13          16         10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,604       1,386       1,074        399
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.74          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.33     $  8.15     $  7.75    $  5.70
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1           2          4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         280         377         218         32
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.97     $  9.62    $  6.81
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          38          41         39
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,556       1,391         883        285
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.34     $ 14.02     $ 12.10    $  9.24
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          26          31         36
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,107       1,007         636        237
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                    For the years ending December 31,
                                                                 ---------------------------------------
                                                                 2005        2004       2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          77          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05     $ 21.50         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          79           9         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.26     $  5.93    $  5.38    $  4.35
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          25         27         24
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788          70        561        192
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.57     $ 13.50    $ 13.20    $ 12.99
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12           8          7          9
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,527       1,343      1,175        441
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.12     $ 12.84    $ 11.78    $  9.45
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          11         16         13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         347         370        307        128
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.69     $ 16.22    $ 14.09    $ 10.43
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5          7          8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         991         884        641        270
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         144          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         173          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.57          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          84          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         290          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.01     $ 13.79    $ 12.69    $  9.85
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11         16          8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,354       1,938      1,510        386
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                     For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.66     $ 19.43     $ 17.87     $ 13.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          21          25          32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         849         802         502         184
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.91     $ 16.44     $ 13.75     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           6           4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         522         441         161
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.76     $ 12.84     $ 11.60     $  9.12
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2           5           7
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         184         149          93          38
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.26     $  8.79     $  8.03     $  6.69
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         603         610         598         229
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.15     $ 25.92     $ 26.17     $ 26.47
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          15          37          57
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         845         349         434         630
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.49     $  4.34          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          72          22          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.91          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          60          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.35     $ 14.00     $ 12.10     $  8.44
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          11          10           8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         596         575         449         122
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39     $ 16.03          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41           6          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.41     $  5.05          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         296          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.53     $ 10.37     $  8.53     $  5.56
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --           6           6
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         609         457          69
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending
                                                                                           December 31,
                                                                                       --------------------
                                                                                                2005
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.34
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        179
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                       December 31,
                                                                                                ------------------------
                                                                                                2004      2003      2002

----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --     --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.36     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1     --        --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.80%.



 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                      ---------------------------------
                                                                                                2005        2004
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.22     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.31     $ 10.25
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             13           6
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.50     $ 10.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 41.76     $ 40.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          35
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.09     $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.51     $ 49.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.03     $ 11.04
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             98         139
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.44     $ 10.89
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21          38
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 27.46     $ 27.14
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             35          73
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.46     $ 11.87
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20          23
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.81     $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          33
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.58     $  9.08
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             74          96
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.98     $ 11.39
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             73          84
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.92     $  9.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36          38
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.08     $ 11.46
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             44          51
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.83     $  9.00
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             25          35
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                                2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 38.00     $ 32.48     $ 37.90
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             25          24           7
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.89     $ 33.24     $ 47.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.82     $ 10.62          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            146         211          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.89     $  7.86          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             32          20          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.43     $ 21.13     $ 22.17
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             57          49          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.25     $  7.77          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           8          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.57     $  7.61          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          30          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.66     $  6.76          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             83          60          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.13     $  7.87          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             81          71          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.50     $  6.17          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          23          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.13     $  7.34          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             42          35          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.73     $  5.64          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           5          --
----------------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                                                 For the years
                                                                                               ending December 31,
                                                                                               -------------------
                                                                                                2005         2004
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 213.39     $ 208.33
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  27.84     $  26.87
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              37           52
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.41     $  17.51
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7           12
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.39     $  12.71
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27           26
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.91     $   6.12
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             205          339
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.12     $  15.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           12
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.24     $  14.83
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27           44
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.35           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.83     $   7.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.45     $  13.96
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             149          235
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.74     $   5.50
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.46     $   7.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.90     $  11.52
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           14
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.97     $  10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              54           70
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.47     $  11.02
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              82           82
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.25     $  10.81
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             106          113
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.37           --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                             ---------------------------------
                                                                                                2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 185.90     $ 126.58     $ 193.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            6            1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  24.34     $  19.01           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              57           52           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.49     $  17.44           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18           11           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.96     $   8.25           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              30            6           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.75     $   4.76     $   7.03
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             370          390           81
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.82     $  14.58           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12           15           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.25     $   9.57     $  13.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              48           60            6
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.53     $   9.91     $  11.68
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             245          252           46
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.79     $   6.20     $   8.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.12     $   9.14     $  12.63
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16           20           11
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.33     $   7.16     $   8.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              47           41           10
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.11     $   7.83     $  10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              79           92           18
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.07     $   7.52     $  10.03
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             120          114           21
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                             ending December 31,
                                                                                            --------------------
                                                                                                2005        2004
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.01     $ 24.39
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            249         270
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.74          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.27     $  8.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6           8
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.41     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             89         127
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.20     $ 13.91
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             73          99
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.47          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 21.66     $ 21.14
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.46          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.22     $  5.91
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             57          70
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.46     $ 13.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            207         242
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.01     $ 12.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             93         108
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.55     $ 16.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             90         127
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.63          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.97          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.57          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.53          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                                2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.53     $ 17.95     $ 23.56
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            285         297          57
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.71     $  5.68     $  7.61
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9           5           1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.58     $  6.80     $  8.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            146         130          35
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.02     $  9.18     $ 10.96
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            120         127          31
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.36     $  4.34     $  6.34
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             75          75          24
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.12     $ 12.92     $ 12.00
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            276         275          78
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.70     $  9.40     $ 11.82
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            120         122          32
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.00     $ 10.38     $ 12.27
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            144         158          27
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             -------------------
                                                                                                2005        2004
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.94     $ 13.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             73          66
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.49     $ 19.27
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             56          59
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.75     $ 16.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             61          68
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.64     $ 12.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10          14
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.20     $  8.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             76          94
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.51     $ 25.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          28
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.46     $  4.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.90          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.95          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.23     $ 13.90
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             18          40
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.10     $ 15.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.37     $  5.02
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.40          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.42     $ 10.29
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             34          32
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.34          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.87          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                           ---------------------------------
                                                                                                2003       2002        2001
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.66    $  9.83     $ 11.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             55         41           1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.75    $ 13.78     $ 16.84
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             66         67          20
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.65    $ 10.86     $ 13.26
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             63         61           9
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.52    $  9.07     $ 14.07
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20         20          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.99    $  6.66     $  8.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            111        108          33
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.58    $ 25.90     $ 26.05
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36         75          82
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.03    $  8.40     $ 10.81
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             41         37          10
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.47    $  5.53     $  5.99
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20         17           1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS



The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm.........................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005...............  FSA-3
   Statements of Operations for the Year Ended December 31, 2005......... FSA-18
   Statements of Changes in Net Assets for the Years Ended
   December 31, 2005 and 2004............................................ FSA-25
   Notes to Financial Statements......................................... FSA-37


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public
 Accounting Firm.........................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004...............    F-2
Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004
    and 2003.............................................................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
   Income, Years Ended December 31, 2005, 2004 and 2003..................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
   2005, 2004............................................................    F-5
   Notes to Consolidated
    Financial Statements.................................................    F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable LIfe Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                         AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                           Allocation        Allocation            Allocation
                                                        ---------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $6,868,073        $9,834,228           $13,290,681
Receivable for The Trusts shares sold .................           516                --                    --
Receivable for policy-related transactions ............            --             3,747                 1,008
                                                           ----------        ----------           -----------
  Total assets ........................................     6,868,589         9,837,975            13,291,689
                                                           ----------        ----------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --             3,747                 1,008
Payable for policy-related transactions ...............           516                --                    --
                                                           ----------        ----------           -----------
  Total liabilities ...................................           516             3,747                 1,008
                                                           ----------        ----------           -----------
Net Assets ............................................    $6,868,073        $9,834,228           $13,290,681
                                                           ==========        ==========           ===========
Net Assets:
Accumulation Units ....................................     6,816,805         9,760,557            13,240,662
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................        51,268            73,671                50,019
                                                           ----------        ----------           -----------
Total net assets ......................................    $6,868,073        $9,834,228           $13,290,681
                                                           ==========        ==========           ===========
Investments in shares of The Trusts, at cost ..........    $6,505,478        $9,929,275           $13,221,885
The Trusts shares held
 Class A ..............................................            --                --                    --
 Class B ..............................................       529,846           920,257             1,190,711



                                                                                              AXA Premier
                                                         AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                          Allocation        Allocation          Equity       VIP Core Bond
                                                        -------------- ------------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....  $376,325,406      $29,889,370        $54,649,616    $46,074,264
Receivable for The Trusts shares sold .................       858,730            1,357             27,593          5,758
Receivable for policy-related transactions ............            --               --                 --             --
                                                         ------------      -----------        -----------    -----------
  Total assets ........................................   377,184,136       29,890,727         54,677,209     46,080,022
                                                         ------------      -----------        -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --               --                 --             --
Payable for policy-related transactions ...............       858,730            1,357             27,593          5,758
                                                         ------------      -----------        -----------    -----------
  Total liabilities ...................................       858,730            1,357             27,593          5,758
                                                         ------------      -----------        -----------    -----------
Net Assets ............................................  $376,325,406      $29,889,370        $54,649,616    $46,074,264
                                                         ============      ===========        ===========    ===========
Net Assets:
Accumulation Units ....................................   372,775,898       29,848,265         54,581,888     46,047,015
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................     3,549,508           41,105             67,728         27,249
                                                         ------------      -----------        -----------    -----------
Total net assets ......................................  $376,325,406      $29,889,370        $54,649,616    $46,074,264
                                                         ============      ===========        ===========    ===========
Investments in shares of The Trusts, at cost ..........  $323,224,109      $28,753,601        $63,691,587    $46,917,245
The Trusts shares held
 Class A ..............................................     2,354,677               --            602,472             --
 Class B ..............................................    21,458,680        2,372,497          1,415,806      4,499,586

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                          AXA Premier
                                                      AXA Premier       AXA Premier    VIP International
                                                    VIP Health Care   VIP High Yield         Equity
                                                   ----------------- ---------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value     $16,598,677      $ 97,783,034       $22,076,996
Receivable for The Trusts shares sold ............            891            33,684                --
Receivable for policy-related transactions .......             --                --            15,787
                                                      -----------      ------------       -----------
  Total assets ...................................     16,599,568        97,816,718        22,092,783
                                                      -----------      ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --                --            15,787
Payable for policy-related transactions ..........            891            33,684                --
                                                      -----------      ------------       -----------
  Total liabilities ..............................            891            33,684            15,787
                                                      -----------      ------------       -----------
Net Assets .......................................    $16,598,677      $ 97,783,034       $22,076,996
                                                      ===========      ============       ===========
Net Assets:
Accumulation Units ...............................     16,462,122        97,640,031        21,954,118
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        136,555           143,003           122,878
                                                      -----------      ------------       -----------
Total net assets .................................    $16,598,677      $ 97,783,034       $22,076,996
                                                      ===========      ============       ===========
Investments in shares of The Trusts, at cost .....    $15,858,619      $110,062,456       $18,384,235
The Trusts shares held
 Class A .........................................             --           676,636                --
 Class B .........................................      1,528,799        17,304,904         1,697,472



                                                     AXA Premier     AXA Premier     AXA Premier    AXA Premier
                                                    VIP Large Cap   VIP Large Cap   VIP Large Cap   VIP Mid Cap
                                                     Core Equity        Growth          Value          Growth
                                                   --------------- --------------- --------------- -------------
Assets:
Investment in shares of The Trusts, at fair value     $9,563,228     $16,423,643     $22,218,930    $24,191,446
Receivable for The Trusts shares sold ............        31,857           2,247          13,283            231
Receivable for policy-related transactions .......            --              --              --             --
                                                      ----------     -----------     -----------    -----------
  Total assets ...................................     9,595,087      16,425,890      22,232,213     24,191,677
                                                      ----------     -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --              --             --
Payable for policy-related transactions ..........        31,857           2,247          13,283            231
                                                      ----------     -----------     -----------    -----------
  Total liabilities ..............................        31,857           2,247          13,283            231
                                                      ----------     -----------     -----------    -----------
Net Assets .......................................    $9,563,230     $16,423,643     $22,218,930    $24,191,446
                                                      ==========     ===========     ===========    ===========
Net Assets:
Accumulation Units ...............................     9,357,432      16,297,137      22,103,896     24,088,712
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       205,798         126,506         115,034        102,734
                                                      ----------     -----------     -----------    -----------
Total net assets .................................    $9,563,230     $16,423,643     $22,218,930    $24,191,446
                                                      ==========     ===========     ===========    ===========
Investments in shares of The Trusts, at cost .....    $8,140,753     $13,324,359     $20,605,795    $21,449,609
The Trusts shares held
 Class A .........................................            --              --              --             --
 Class B .........................................       886,426       1,594,134       1,985,852      2,684,777

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    AXA Premier
                                                    VIP Mid Cap     AXA Premier     EQ/Alliance
                                                       Value      VIP Technology   Common Stock
                                                   ------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $26,582,534     $42,538,760    $581,681,802
Receivable for The Trusts shares sold ............        4,838         124,053         470,108
Receivable for policy-related transactions .......           --              --              --
                                                    -----------     -----------    ------------
  Total assets ...................................   26,587,372      42,662,813     582,151,910
                                                    -----------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           --              --              --
Payable for policy-related transactions ..........        4,838         188,046         470,108
                                                    -----------     -----------    ------------
  Total liabilities ..............................        4,838         188,046         470,108
                                                    -----------     -----------    ------------
Net Assets .......................................  $26,582,534     $42,474,767    $581,681,802
                                                    ===========     ===========    ============
Net Assets:
Accumulation Units ...............................   26,520,083      42,058,603     581,028,349
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       62,451         416,164         653,453
                                                    -----------     -----------    ------------
Total net assets .................................  $26,582,534     $42,474,767    $581,681,802
                                                    ===========     ===========    ============
Investments in shares of The Trusts, at cost .....  $28,435,043     $34,990,359    $660,556,602
The Trusts shares held
 Class A .........................................           --              --       4,753,479
 Class B .........................................    2,765,212       4,157,777      27,550,875



                                                                     EQ/Alliance
                                                     EQ/Alliance    Intermediate                    EQ/Alliance
                                                      Growth and     Government     EQ/Alliance      Large Cap
                                                        Income       Securities    International      Growth
                                                   --------------- -------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
Receivable for The Trusts shares sold ............       113,722              --         75,918          59,396
Receivable for policy-related transactions .......            --         177,512             --              --
                                                    ------------    ------------   ------------    ------------
  Total assets ...................................   410,025,238     136,722,338    172,322,827      99,923,644
                                                    ------------    ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --         177,512             --              --
Payable for policy-related transactions ..........       113,722              --         75,918          59,396
                                                    ------------    ------------   ------------    ------------
  Total liabilities ..............................       113,722         177,512         75,918          59,396
                                                    ------------    ------------   ------------    ------------
Net Assets .......................................  $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
                                                    ============    ============   ============    ============
Net Assets:
Accumulation Units ...............................   409,714,023     136,439,430    171,970,148      99,105,151
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       197,493         105,396        276,761         759,097
                                                    ------------    ------------   ------------    ------------
Total net assets .................................  $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
                                                    ============    ============   ============    ============
Investments in shares of The Trusts, at cost .....  $369,363,974    $140,734,012   $108,303,328    $114,730,516
The Trusts shares held
 Class A .........................................     2,308,921         588,498      1,582,854              --
 Class B .........................................    19,766,792      13,470,347     12,141,951      12,927,862

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                    EQ/Alliance
                                                     EQ/Alliance     Small Cap         EQ/Ariel
                                                    Quality Bond       Growth      Appreciation ll
                                                   -------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $25,121,453    $114,128,897        $244,258
Receivable for The Trusts shares sold ............           --         870,016              --
Receivable for policy-related transactions .......        4,153              --              --
                                                    -----------    ------------        --------
  Total assets ...................................   25,125,606     114,998,913         244,258
                                                    -----------    ------------        --------
Liabilities:
Payable for The Trusts shares purchased ..........        4,153              --              --
Payable for policy-related transactions ..........           --         870,016              --
                                                    -----------    ------------        --------
  Total liabilities ..............................        4,153         870,016              --
                                                    -----------    ------------        --------
Net Assets .......................................  $25,121,453    $114,128,897        $244,258
                                                    ===========    ============        ========
Net Assets:
Accumulation Units ...............................   25,077,248     114,042,739         243,915
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       44,205          86,158             343
                                                    -----------    ------------        --------
Total net assets .................................  $25,121,453    $114,128,897        $244,258
                                                    ===========    ============        ========
Investments in shares of The Trusts, at cost .....  $25,874,889    $ 93,648,263        $241,758
The Trusts shares held
 Class A .........................................           --         400,627              --
 Class B .........................................    2,521,938       6,752,648          24,006



                                                    EQ/Bear Stearns   EQ/Bernstein                        EQ/Calvert
                                                     Small Company     Diversified   EQ/Boston Advisors    Socially
                                                         Growth           Value         Equity Income     Responsible
                                                   ----------------- -------------- -------------------- ------------
Assets:
Investment in shares of The Trusts, at fair value      $3,575,330     $153,258,917       $12,731,437      $1,177,891
Receivable for The Trusts shares sold ............         15,765               --               631              --
Receivable for policy-related transactions .......             --          124,860                --             184
                                                       ----------     ------------       -----------      ----------
  Total assets ...................................      3,591,095      153,383,777        12,732,068       1,178,075
                                                       ----------     ------------       -----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..........             --          124,860                --             184
Payable for policy-related transactions ..........         15,765               --               631              --
                                                       ----------     ------------       -----------      ----------
  Total liabilities ..............................         15,765          124,860               631             184
                                                       ----------     ------------       -----------      ----------
Net Assets .......................................     $3,575,330     $153,258,917       $12,731,437      $1,177,891
                                                       ==========     ============       ===========      ==========
Net Assets:
Accumulation Units ...............................      3,552,102      153,051,030        12,696,896       1,125,363
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................         23,228          207,887            34,541          52,528
                                                       ----------     ------------       -----------      ----------
Total net assets .................................     $3,575,330     $153,258,917       $12,731,437      $1,177,891
                                                       ==========     ============       ===========      ==========
Investments in shares of The Trusts, at cost .....     $3,527,380     $127,355,364       $12,376,337      $1,082,886
The Trusts shares held
 Class A .........................................             --               --                --              --
 Class B .........................................        408,153       10,570,430         2,001,364         143,738

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                     EQ/Capital     EQ/Capital     EQ/Capital
                                                      Guardian       Guardian       Guardian
                                                       Growth     International     Research
                                                   ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $2,256,523     $20,847,332    $69,310,754
Receivable for The Trusts shares sold ............          --              --         66,165
Receivable for policy-related transactions .......          --         115,444             --
                                                    ----------     -----------    -----------
  Total assets ...................................   2,256,523      20,962,776     69,376,919
                                                    ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........          --         115,444             --
Payable for policy-related transactions ..........          --              --         66,165
                                                    ----------     -----------    -----------
  Total liabilities ..............................          --         115,444         66,165
                                                    ----------     -----------    -----------
Net Assets .......................................  $2,256,523     $20,847,332    $69,310,754
                                                    ==========     ===========    ===========
Net Assets:
Accumulation Units ...............................   2,193,826      20,674,535     68,871,623
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      62,697         172,797        439,131
                                                    ----------     -----------    -----------
Total net assets .................................  $2,256,523     $20,847,332    $69,310,754
                                                    ==========     ===========    ===========
Investments in shares of The Trusts, at cost .....  $2,060,830     $17,014,259    $50,266,468
The Trusts shares held
 Class A .........................................          --              --             --
 Class B .........................................     172,720       1,670,832      5,538,427



                                                     EQ/Capital                                       EQ/Evergreen
                                                      Guardian    EQ/Caywood-Scholl     EQ/Equity     International
                                                    U.S. Equity    High Yield Bond      500 Index         Bond
                                                   ------------- ------------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $42,962,656       $1,814,983      $148,945,573      $211,924
Receivable for The Trusts shares sold ............       53,508               --            67,891            --
Receivable for policy-related transactions .......           --               --                --            --
                                                    -----------       ----------      ------------      --------
  Total assets ...................................   43,016,164        1,814,983       149,013,464       211,924
                                                    -----------       ----------      ------------      --------
Liabilities:
Payable for The Trusts shares purchased ..........           --               --                --            --
Payable for policy-related transactions ..........       53,508               --            67,891            --
                                                    -----------       ----------      ------------      --------
  Total liabilities ..............................       53,508               --            67,891            --
                                                    -----------       ----------      ------------      --------
Net Assets .......................................  $42,962,656       $1,814,983      $148,945,573      $211,924
                                                    ===========       ==========      ============      ========
Net Assets:
Accumulation Units ...............................   42,837,682        1,806,444       148,550,276       211,711
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      124,974            8,539           395,297           213
                                                    -----------       ----------      ------------      --------
Total net assets .................................  $42,962,656       $1,814,983      $148,945,573      $211,924
                                                    ===========       ==========      ============      ========
Investments in shares of The Trusts, at cost .....  $35,305,700       $1,890,666      $151,735,628      $212,444
The Trusts shares held
 Class A .........................................           --               --                --            --
 Class B .........................................    3,724,867          398,400         6,363,364        21,698

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                      EQ/FI
                                                    EQ/Evergreen       EQ/FI         Mid Cap
                                                        Omega         Mid Cap         Value
                                                   -------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $10,280,315    $81,994,615    $158,231,052
Receivable for The Trusts shares sold ............          324             --              --
Receivable for policy-related transactions .......           --        517,881          35,725
                                                    -----------    -----------    ------------
  Total assets ...................................   10,280,639     82,512,496     158,266,777
                                                    -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           --        517,881          35,725
Payable for policy-related transactions ..........          324             --              --
                                                    -----------    -----------    ------------
  Total liabilities ..............................          324        517,881          35,725
                                                    -----------    -----------    ------------
Net Assets .......................................  $10,280,315    $81,994,615    $158,231,052
                                                    ===========    ===========    ============
Net Assets:
Accumulation Units ...............................   10,127,586     81,842,275     158,052,431
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      152,729        152,340         178,621
                                                    -----------    -----------    ------------
Total net assets .................................  $10,280,315    $81,994,615    $158,231,052
                                                    ===========    ===========    ============
Investments in shares of The Trusts, at cost .....  $ 9,321,694    $74,085,536    $137,816,179
The Trusts shares held
 Class A .........................................           --             --              --
 Class B .........................................    1,138,617      7,993,578      11,343,984



                                                      EQ/GAMCO        EQ/GAMCO                          EQ/Janus
                                                     Mergers and   Small Company   EQ/International     Large Cap
                                                    Acquisitions       Value            Growth           Growth
                                                   -------------- --------------- ------------------ --------------
Assets:
Investment in shares of The Trusts, at fair value    $5,674,653     $11,011,374        $617,093       $22,005,681
Receivable for The Trusts shares sold ............           16              --              --             3,613
Receivable for policy-related transactions .......           --           7,501              --                --
                                                     ----------     -----------        --------       -----------
  Total assets ...................................    5,674,669      11,018,875         617,093        22,009,294
                                                     ----------     -----------        --------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........           --           7,501              --                --
Payable for policy-related transactions ..........           16              --              --             3,613
                                                     ----------     -----------        --------       -----------
  Total liabilities ..............................           16           7,501              --             3,613
                                                     ----------     -----------        --------       -----------
Net Assets .......................................   $5,674,653     $11,011,374        $617,093       $22,005,681
                                                     ==========     ===========        ========       ===========
Net Assets:
Accumulation Units ...............................    5,666,625      10,971,322         615,224        21,903,063
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        8,028          40,052           1,869           102,618
                                                     ----------     -----------        --------       -----------
Total net assets .................................   $5,674,653     $11,011,374        $617,093       $22,005,681
                                                     ==========     ===========        ========       ===========
Investments in shares of The Trusts, at cost .....   $5,724,232     $11,352,907        $582,878       $18,606,217
The Trusts shares held
 Class A .........................................           --              --              --                --
 Class B .........................................      488,892         409,206         118,452         3,222,228

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                   EQ/JPMorgan      EQ/Lazard
                                                    EQ/JPMorgan       Value         Small Cap
                                                     Core Bond    Opportunities       Value
                                                   ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $59,267,277    $36,053,381    $46,342,914
Receivable for The Trusts shares sold ............           --          7,842             --
Receivable for policy-related transactions .......      250,314         71,835         95,038
                                                    -----------    -----------    -----------
  Total assets ...................................   59,517,591     36,133,058     46,437,952
                                                    -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........      250,314             --         95,038
Payable for policy-related transactions ..........           --             --             --
                                                    -----------    -----------    -----------
  Total liabilities ..............................      250,314             --         95,038
                                                    -----------    -----------    -----------
Net Assets .......................................  $59,267,277    $36,133,058    $46,342,914
                                                    ===========    ===========    ===========
Net Assets:
Accumulation Units ...............................   59,245,065     36,133,058     46,248,880
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       22,212             --         94,034
                                                    -----------    -----------    -----------
Total net assets .................................  $59,267,277    $36,133,058    $46,342,914
                                                    ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....  $60,913,384    $31,913,725    $45,449,186
The Trusts shares held
 Class A .........................................           --             --             --
 Class B .........................................    5,384,944      2,858,513      3,464,506



                                                                                  EQ/Lord Abbett
                                                    EQ/Legg Mason     EQ/Long       Growth and     EQ/Lord Abbett
                                                     Value Equity    Term Bond        Income       Large Cap Core
                                                   --------------- ------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value      $651,404     $3,270,462       $777,000         $618,028
Receivable for The Trusts shares sold ............           --             --             --                2
Receivable for policy-related transactions .......           --        147,010         49,797               --
                                                       --------     ----------       --------         --------
  Total assets ...................................      651,404      3,417,472        826,797          618,030
                                                       --------     ----------       --------         --------
Liabilities:
Payable for The Trusts shares purchased ..........           --        147,010         49,797               --
Payable for policy-related transactions ..........           --             --             --                2
                                                       --------     ----------       --------         --------
  Total liabilities ..............................           --        147,010         49,797                2
                                                       --------     ----------       --------         --------
Net Assets .......................................     $651,404     $3,270,462       $777,000         $618,028
                                                       ========     ==========       ========         ========
Net Assets:
Accumulation Units ...............................      650,372      3,255,266        773,531          615,045
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        1,032         15,196          3,469            2,983
                                                       --------     ----------       --------         --------
Total net assets .................................     $651,404     $3,270,462       $777,000         $618,028
                                                       ========     ==========       ========         ========
Investments in shares of The Trusts, at cost .....     $639,160     $3,336,584       $759,357         $604,677
The Trusts shares held
 Class A .........................................           --             --             --               --
 Class B .........................................       62,215        241,391         72,747           57,785

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    EQ/Lord Abbett                   EQ/Mercury
                                                       Mid Cap       EQ/Marsico     Basic Value
                                                        Value           Focus          Equity
                                                   --------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $7,620,014    $68,334,702    $154,142,977
Receivable for The Trusts shares sold ............         2,795             --              --
Receivable for policy-related transactions .......            --        315,679          53,393
                                                      ----------    -----------    ------------
  Total assets ...................................     7,622,809     68,650,381     154,196,370
                                                      ----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --        315,679          53,393
Payable for policy-related transactions ..........         2,795             --              --
                                                      ----------    -----------    ------------
  Total liabilities ..............................         2,795        315,679          53,393
                                                      ----------    -----------    ------------
Net Assets .......................................    $7,620,014    $68,334,702    $154,142,977
                                                      ==========    ===========    ============
Net Assets:
Accumulation Units ...............................     7,581,427     68,290,386     153,656,835
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        38,587         44,316         486,142
                                                      ----------    -----------    ------------
Total net assets .................................    $7,620,014    $68,334,702    $154,142,977
                                                      ==========    ===========    ============
Investments in shares of The Trusts, at cost .....    $7,433,940    $54,691,799    $138,984,513
The Trusts shares held
 Class A .........................................            --             --              --
 Class B .........................................       675,096      4,340,141      10,216,507



                                                      EQ/Mercury         EQ/MFS          EQ/MFS
                                                    International   Emerging Growth     Investors       EQ/Money
                                                        Value          Companies          Trust          Market
                                                   --------------- ----------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $70,658,429      $103,035,803    $14,227,540    $117,074,877
Receivable for The Trusts shares sold ............        65,568            54,762          5,082         601,792
Receivable for policy-related transactions .......            --                --             --              --
                                                     -----------      ------------    -----------    ------------
  Total assets ...................................    70,723,997       103,090,565     14,232,622     117,676,669
                                                     -----------      ------------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --                --             --              --
Payable for policy-related transactions ..........        65,568            54,762          5,082         601,792
                                                     -----------      ------------    -----------    ------------
  Total liabilities ..............................        65,568            54,762          5,082         601,792
                                                     -----------      ------------    -----------    ------------
Net Assets .......................................   $70,658,429      $103,035,803    $14,227,540    $117,074,877
                                                     ===========      ============    ===========    ============
Net Assets:
Accumulation Units ...............................    70,590,525       102,814,600     14,051,377     116,944,309
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        67,904           221,203        176,163         130,568
                                                     -----------      ------------    -----------    ------------
Total net assets .................................   $70,658,429      $103,035,803    $14,227,540    $117,074,877
                                                     ===========      ============    ===========    ============
Investments in shares of The Trusts, at cost .....   $54,798,310      $149,363,631    $12,558,688    $117,450,884
The Trusts shares held
 Class A .........................................            --                --             --       7,271,925
 Class B .........................................     4,975,375         7,211,151      1,408,395     109,814,106

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    EQ/Montag & Caldwell     EQ/PIMCO       EQ/Short
                                                           Growth          Real Return   Duration Bond
                                                   ---------------------- ------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value        $1,382,063        $7,787,393      $2,302,331
Receivable for The Trusts shares sold ............               --                --              --
Receivable for policy-related transactions .......               --             2,876           6,421
                                                         ----------        ----------      ----------
  Total assets ...................................        1,382,063         7,790,269       2,308,752
                                                         ----------        ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..........               --             2,876           6,421
Payable for policy-related transactions ..........               --                --              --
                                                         ----------        ----------      ----------
  Total liabilities ..............................               --             2,876           6,421
                                                         ----------        ----------      ----------
Net Assets .......................................       $1,382,063        $7,787,393      $2,302,331
                                                         ==========        ==========      ==========
Net Assets:
Accumulation Units ...............................        1,371,225         7,761,323       2,289,030
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................           10,838            26,070          13,301
                                                         ----------        ----------      ----------
Total net assets .................................       $1,382,063        $7,787,393      $2,302,331
                                                         ==========        ==========      ==========
Investments in shares of The Trusts, at cost .....       $1,339,836        $7,939,212      $2,315,423
The Trusts shares held
 Class A .........................................               --                --              --
 Class B .........................................          273,213           767,762         231,500



                                                                                    EQ/UBS
                                                       EQ/Small        EQ/TCW     Growth and   EQ/Van Kampen
                                                    Company Index      Equity       Income       Comstock
                                                   --------------- ------------- ------------ --------------
Assets:
Investment in shares of The Trusts, at fair value    $34,492,316    $1,961,636    $2,068,195    $7,484,499
Receivable for The Trusts shares sold ............         5,492        22,898            --        32,517
Receivable for policy-related transactions .......            --            --            --            --
                                                     -----------    ----------    ----------    ----------
  Total assets ...................................    34,497,808     1,984,534     2,068,195     7,517,016
                                                     -----------    ----------    ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ..........            --            --            --            --
Payable for policy-related transactions ..........         5,492        22,898            --        32,517
                                                     -----------    ----------    ----------    ----------
  Total liabilities ..............................         5,492        22,898            --        32,517
                                                     -----------    ----------    ----------    ----------
Net Assets .......................................   $34,492,316    $1,961,636    $2,068,195    $7,484,499
                                                     ===========    ==========    ==========    ==========
Net Assets:
Accumulation Units ...............................    34,342,124     1,941,963     2,058,016     7,466,205
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       150,192        19,673        10,179        18,294
                                                     -----------    ----------    ----------    ----------
Total net assets .................................   $34,492,316    $1,961,636    $2,068,195    $7,484,499
                                                     ===========    ==========    ==========    ==========
Investments in shares of The Trusts, at cost .....   $29,941,091    $1,793,081    $2,012,581    $7,273,086
The Trusts shares held
 Class A .........................................            --            --            --            --
 Class B .........................................     2,953,603        88,791       343,641       716,760

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                        EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                      Emerging Markets        Mid Cap          Montgomery
                                                           Equity              Growth           Small Cap
                                                     ------------------   ---------------   ----------------
Assets:
Investment in shares of The Trusts, at fair value        $80,168,025         $2,074,108         $285,312
Receivable for The Trusts shares sold ............                --                 --               --
Receivable for policy-related transactions .......           111,015              1,091               --
                                                         -----------         ----------         --------
  Total assets ...................................        80,279,040          2,075,199          285,312
                                                         -----------         ----------         --------
Liabilities:
Payable for The Trusts shares purchased ..........           111,015              1,091               --
Payable for policy-related transactions ..........                --                 --               --
                                                         -----------         ----------         --------
  Total liabilities ..............................           111,015              1,091               --
                                                         -----------         ----------         --------
Net Assets .......................................       $80,168,025         $2,074,108         $285,312
                                                         ===========         ==========         ========
Net Assets:
Accumulation Units ...............................        79,753,535          2,065,618          283,829
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................           414,490              8,490            1,483
                                                         -----------         ----------         --------
Total net assets .................................       $80,168,025         $2,074,108         $285,312
                                                         ===========         ==========         ========
Investments in shares of The Trusts, at cost .....       $53,180,435         $1,967,706         $289,386
The Trusts shares held
 Class A .........................................                --                 --               --
 Class B .........................................         6,228,927            166,129           25,102

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005




                                                Contract charges     Unit Value     Units Outstanding (000's)
                                               ------------------   ------------   --------------------------
AXA Aggressive Allocation ..................     Class B 0.50%        $ 11.50                    --
AXA Aggressive Allocation ..................     Class B 1.15%        $ 11.36                   109
AXA Aggressive Allocation ..................     Class B 1.35%        $ 11.32                   285
AXA Aggressive Allocation ..................     Class B 1.55%        $ 11.28                   106
AXA Aggressive Allocation ..................     Class B 1.60%        $ 11.26                    92
AXA Aggressive Allocation ..................     Class B 1.70%        $ 12.45                    10

AXA Conservative Allocation ................     Class B 0.50%        $ 10.57                    --
AXA Conservative Allocation ................     Class B 1.15%        $ 10.44                   226
AXA Conservative Allocation ................     Class B 1.35%        $ 10.40                   285
AXA Conservative Allocation ................     Class B 1.55%        $ 10.36                   254
AXA Conservative Allocation ................     Class B 1.60%        $ 10.35                   168
AXA Conservative Allocation ................     Class B 1.70%        $ 10.82                     6

AXA Conservative-Plus Allocation ...........     Class B 0.50%        $ 10.76                    15
AXA Conservative-Plus Allocation ...........     Class B 1.15%        $ 10.63                   114
AXA Conservative-Plus Allocation ...........     Class B 1.35%        $ 10.59                   367
AXA Conservative-Plus Allocation ...........     Class B 1.55%        $ 10.55                   360
AXA Conservative-Plus Allocation ...........     Class B 1.60%        $ 10.54                   397
AXA Conservative-Plus Allocation ...........     Class B 1.70%        $ 11.19                    --

AXA Moderate Allocation ....................     Class A 1.15%        $ 50.07                   703
AXA Moderate Allocation ....................     Class B 0.50%        $ 54.27                    --
AXA Moderate Allocation ....................     Class B 1.15%        $ 47.62                   971
AXA Moderate Allocation ....................     Class B 1.35%        $ 45.74                 2,919
AXA Moderate Allocation ....................     Class B 1.55%        $ 43.93                 2,273
AXA Moderate Allocation ....................     Class B 1.60%        $ 43.48                 1,301
AXA Moderate Allocation ....................     Class B 1.70%        $ 42.61                    33

AXA Moderate-Plus Allocation ...............     Class B 0.50%        $ 11.37                    29
AXA Moderate-Plus Allocation ...............     Class B 1.15%        $ 11.23                   728
AXA Moderate-Plus Allocation ...............     Class B 1.35%        $ 11.19                   711
AXA Moderate-Plus Allocation ...............     Class B 1.55%        $ 11.15                   789
AXA Moderate-Plus Allocation ...............     Class B 1.60%        $ 11.14                   408
AXA Moderate-Plus Allocation ...............     Class B 1.70%        $ 12.28                     4

AXA Premier VIP Aggressive Equity ..........     Class A 1.15%        $ 61.29                   270
AXA Premier VIP Aggressive Equity ..........     Class B 0.50%        $ 68.25                    --
AXA Premier VIP Aggressive Equity ..........     Class B 1.15%        $ 59.89                   234
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%        $ 57.52                   284
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%        $ 55.24                    76
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%        $ 54.68                    62
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%        $ 53.59                     2

AXA Premier VIP Core Bond ..................     Class B 0.50%        $ 11.63                     2
AXA Premier VIP Core Bond ..................     Class B 1.15%        $ 11.33                   490
AXA Premier VIP Core Bond ..................     Class B 1.35%        $ 11.24                 1,030
AXA Premier VIP Core Bond ..................     Class B 1.55%        $ 11.14                 1,554
AXA Premier VIP Core Bond ..................     Class B 1.60%        $ 11.12                 1,033
AXA Premier VIP Core Bond ..................     Class B 1.70%        $ 11.08                     8

AXA Premier VIP Health Care ................     Class B 0.50%        $ 12.06                    --
AXA Premier VIP Health Care ................     Class B 1.15%        $ 11.75                   216
AXA Premier VIP Health Care ................     Class B 1.35%        $ 11.65                   460
AXA Premier VIP Health Care ................     Class B 1.55%        $ 11.56                   462
AXA Premier VIP Health Care ................     Class B 1.60%        $ 11.53                   269
AXA Premier VIP Health Care ................     Class B 1.70%        $ 11.49                    11

AXA Premier VIP High Yield .................     Class A 1.15%        $ 31.86                   110
AXA Premier VIP High Yield .................     Class B 0.50%        $ 35.26                     1
AXA Premier VIP High Yield .................     Class B 1.15%        $ 31.13                   449
AXA Premier VIP High Yield .................     Class B 1.35%        $ 29.95                 1,125
AXA Premier VIP High Yield .................     Class B 1.55%        $ 28.82                 1,045

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 1.60%       $  28.55                   558
AXA Premier VIP High Yield ....................     Class B 1.70%       $  28.00                    13

AXA Premier VIP International Equity ..........     Class B 0.50%       $  14.18                    --
AXA Premier VIP International Equity ..........     Class B 1.15%       $  13.81                   260
AXA Premier VIP International Equity ..........     Class B 1.35%       $  13.70                   462
AXA Premier VIP International Equity ..........     Class B 1.55%       $  13.59                   462
AXA Premier VIP International Equity ..........     Class B 1.60%       $  13.57                   423
AXA Premier VIP International Equity ..........     Class B 1.70%       $  13.51                     1

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%       $  11.39                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 1.15%       $  11.09                   131
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%       $  11.00                   181
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%       $  10.92                   332
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%       $  10.89                   208
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%       $  10.85                     1

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%       $  10.10                     1
AXA Premier VIP Large Cap Growth ..............     Class B 1.15%       $   9.84                   270
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%       $   9.76                   424
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%       $   9.68                   600
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%       $   9.66                   356
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%       $   9.62                    26

AXA Premier VIP Large Cap Value ...............     Class B 0.50%       $  12.62                    --
AXA Premier VIP Large Cap Value ...............     Class B 1.15%       $  12.30                   296
AXA Premier VIP Large Cap Value ...............     Class B 1.35%       $  12.20                   544
AXA Premier VIP Large Cap Value ...............     Class B 1.55%       $  12.10                   635
AXA Premier VIP Large Cap Value ...............     Class B 1.60%       $  12.07                   300
AXA Premier VIP Large Cap Value ...............     Class B 1.70%       $  12.02                    44

AXA Premier VIP Mid Cap Growth ................     Class B 0.50%       $  10.46                     1
AXA Premier VIP Mid Cap Growth ................     Class B 1.15%       $  10.19                   324
AXA Premier VIP Mid Cap Growth ................     Class B 1.35%       $  10.11                   629
AXA Premier VIP Mid Cap Growth ................     Class B 1.55%       $  10.03                   975
AXA Premier VIP Mid Cap Growth ................     Class B 1.60%       $  10.01                   460
AXA Premier VIP Mid Cap Growth ................     Class B 1.70%       $   9.96                     4

AXA Premier VIP Mid Cap Value .................     Class B 0.50%       $  12.73                    --
AXA Premier VIP Mid Cap Value .................     Class B 1.15%       $  12.40                   332
AXA Premier VIP Mid Cap Value .................     Class B 1.35%       $  12.30                   605
AXA Premier VIP Mid Cap Value .................     Class B 1.55%       $  12.20                   774
AXA Premier VIP Mid Cap Value .................     Class B 1.60%       $  12.18                   425
AXA Premier VIP Mid Cap Value .................     Class B 1.70%       $  12.13                    28

AXA Premier VIP Technology ....................     Class B 0.50%       $  10.36                    15
AXA Premier VIP Technology ....................     Class B 1.15%       $  10.09                   382
AXA Premier VIP Technology ....................     Class B 1.35%       $  10.01                   854
AXA Premier VIP Technology ....................     Class B 1.55%       $   9.93                 1,869
AXA Premier VIP Technology ....................     Class B 1.60%       $   9.91                 1,089
AXA Premier VIP Technology ....................     Class B 1.70%       $   9.87                    14

EQ/Alliance Common Stock ......................     Class A 1.15%       $ 266.03                   322
EQ/Alliance Common Stock ......................     Class B 0.50%       $ 316.20                    10
EQ/Alliance Common Stock ......................     Class B 1.15%       $ 259.92                   457
EQ/Alliance Common Stock ......................     Class B 1.35%       $ 244.64                   900
EQ/Alliance Common Stock ......................     Class B 1.55%       $ 230.23                   422
EQ/Alliance Common Stock ......................     Class B 1.60%       $ 226.77                   244
EQ/Alliance Common Stock ......................     Class B 1.70%       $ 219.99                     3

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/Alliance Growth and Income ..........................     Class A 1.15%        $ 30.84                 1,397
EQ/Alliance Growth and Income ..........................     Class B 0.50%        $ 32.70                     3
EQ/Alliance Growth and Income ..........................     Class B 1.15%        $ 30.18                 1,868
EQ/Alliance Growth and Income ..........................     Class B 1.35%        $ 29.44                 4,575
EQ/Alliance Growth and Income ..........................     Class B 1.55%        $ 28.72                 4,120
EQ/Alliance Growth and Income ..........................     Class B 1.60%        $ 28.54                 1,975
EQ/Alliance Growth and Income ..........................     Class B 1.70%        $ 28.19                    29

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%        $ 19.61                   293
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%        $ 21.14                     5
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%        $ 19.19                   563
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%        $ 18.62                 1,771
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%        $ 18.07                 2,944
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%        $ 17.94                 1,833
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%        $ 17.67                    40

EQ/Alliance International ..............................     Class A 1.15%        $ 15.81                 1,271
EQ/Alliance International ..............................     Class B 0.50%        $ 16.58                     1
EQ/Alliance International ..............................     Class B 1.15%        $ 15.45                 1,246
EQ/Alliance International ..............................     Class B 1.35%        $ 15.12                 3,477
EQ/Alliance International ..............................     Class B 1.55%        $ 14.79                 3,745
EQ/Alliance International ..............................     Class B 1.60%        $ 14.71                 1,665
EQ/Alliance International ..............................     Class B 1.70%        $ 14.55                    10

EQ/Alliance Large Cap Growth ...........................     Class B 0.50%        $  7.55                     1
EQ/Alliance Large Cap Growth ...........................     Class B 1.15%        $  7.22                 1,173
EQ/Alliance Large Cap Growth ...........................     Class B 1.35%        $  7.13                 5,346
EQ/Alliance Large Cap Growth ...........................     Class B 1.55%        $  7.03                 4,648
EQ/Alliance Large Cap Growth ...........................     Class B 1.60%        $  7.01                 2,818
EQ/Alliance Large Cap Growth ...........................     Class B 1.70%        $  6.96                    17

EQ/Alliance Quality Bond ...............................     Class B 0.50%        $ 17.77                     6
EQ/Alliance Quality Bond ...............................     Class B 1.15%        $ 16.40                   287
EQ/Alliance Quality Bond ...............................     Class B 1.35%        $ 15.99                   489
EQ/Alliance Quality Bond ...............................     Class B 1.55%        $ 15.60                   490
EQ/Alliance Quality Bond ...............................     Class B 1.60%        $ 15.50                   296
EQ/Alliance Quality Bond ...............................     Class B 1.70%        $ 15.31                    14

EQ/Alliance Small Cap Growth ...........................     Class A 1.15%        $ 17.56                   365
EQ/Alliance Small Cap Growth ...........................     Class B 0.50%        $ 18.20                     3
EQ/Alliance Small Cap Growth ...........................     Class B 1.15%        $ 17.20                 1,163
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%        $ 16.90                 1,468
EQ/Alliance Small Cap Growth ...........................     Class B 1.55%        $ 16.60                 2,668
EQ/Alliance Small Cap Growth ...........................     Class B 1.60%        $ 16.53                 1,099
EQ/Alliance Small Cap Growth ...........................     Class B 1.70%        $ 16.39                    18

EQ/Ariel Appreciation II ...............................     Class B 0.50%        $ 10.38                    --
EQ/Ariel Appreciation II ...............................     Class B 1.15%        $ 10.37                     2
EQ/Ariel Appreciation II ...............................     Class B 1.35%        $ 10.49                    12
EQ/Ariel Appreciation II ...............................     Class B 1.55%        $ 10.36                     4
EQ/Ariel Appreciation II ...............................     Class B 1.60%        $ 10.36                     5
EQ/Ariel Appreciation II ...............................     Class B 1.70%        $ 10.35                    --

EQ/Bear Stearns Small Company Growth ...................     Class B 0.50%        $  8.59                     4
EQ/Bear Stearns Small Company Growth ...................     Class B 1.15%        $  8.20                    70
EQ/Bear Stearns Small Company Growth ...................     Class B 1.35%        $  8.09                   189
EQ/Bear Stearns Small Company Growth ...................     Class B 1.55%        $  7.97                   117
EQ/Bear Stearns Small Company Growth ...................     Class B 1.60%        $  7.94                    61
EQ/Bear Stearns Small Company Growth ...................     Class B 1.70%        $  7.89                    --

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 0.50%        $ 16.05                     5
EQ/Bernstein Diversified Value ............     Class B 1.15%        $ 15.23                 2,290
EQ/Bernstein Diversified Value ............     Class B 1.35%        $ 14.99                 3,057
EQ/Bernstein Diversified Value ............     Class B 1.55%        $ 14.75                 3,256
EQ/Bernstein Diversified Value ............     Class B 1.60%        $ 14.69                 1,617
EQ/Bernstein Diversified Value ............     Class B 1.70%        $ 14.57                    35

EQ/Boston Advisors Equity Income ..........     Class B 0.50%        $  6.30                    --
EQ/Boston Advisors Equity Income ..........     Class B 1.15%        $  6.01                   367
EQ/Boston Advisors Equity Income ..........     Class B 1.35%        $  5.92                   768
EQ/Boston Advisors Equity Income ..........     Class B 1.55%        $  5.84                   632
EQ/Boston Advisors Equity Income ..........     Class B 1.60%        $  5.82                   387
EQ/Boston Advisors Equity Income ..........     Class B 1.70%        $  5.78                    --

EQ/Calvert Socially Responsible ...........     Class B 0.50%        $  9.20                    --
EQ/Calvert Socially Responsible ...........     Class B 1.15%        $  8.82                    12
EQ/Calvert Socially Responsible ...........     Class B 1.35%        $  8.71                    54
EQ/Calvert Socially Responsible ...........     Class B 1.55%        $  8.60                    52
EQ/Calvert Socially Responsible ...........     Class B 1.60%        $  8.57                    10
EQ/Calvert Socially Responsible ...........     Class B 1.70%        $  8.51                     2

EQ/Capital Guardian Growth ................     Class B 0.50%        $ 13.33                     1
EQ/Capital Guardian Growth ................     Class B 1.15%        $ 12.60                    28
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 12.38                    45
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.16                    60
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.11                    45
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.00                    --

EQ/Capital Guardian International .........     Class B 0.50%        $ 13.07                   344
EQ/Capital Guardian International .........     Class B 1.15%        $ 12.51                   233
EQ/Capital Guardian International .........     Class B 1.35%        $ 12.35                   525
EQ/Capital Guardian International .........     Class B 1.55%        $ 12.18                   366
EQ/Capital Guardian International .........     Class B 1.60%        $ 12.14                   191
EQ/Capital Guardian International .........     Class B 1.70%        $ 12.06                    --

EQ/Capital Guardian Research ..............     Class B 0.50%        $ 12.52                    --
EQ/Capital Guardian Research ..............     Class B 1.15%        $ 11.99                 1,232
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 11.83                 2,382
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 11.67                 1,450
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 11.63                   775
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 11.55                    --

EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 12.28                     2
EQ/Capital Guardian U.S. Equity ...........     Class B 1.15%        $ 11.76                   591
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 11.60                 1,079
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 11.44                 1,339
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 11.40                   703
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 11.33                     1

EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 10.46                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.15%        $ 10.41                    25
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 10.40                    56
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 10.38                    53
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 10.38                    40
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 10.37                    --

EQ/Equity 500 Index .......................     Class B 0.50%        $ 29.22                     3
EQ/Equity 500 Index .......................     Class B 1.15%        $ 27.04                   717
EQ/Equity 500 Index .......................     Class B 1.35%        $ 26.40                 2,703
EQ/Equity 500 Index .......................     Class B 1.55%        $ 25.77                 1,369
EQ/Equity 500 Index .......................     Class B 1.60%        $ 25.62                   864
EQ/Equity 500 Index .......................     Class B 1.70%        $ 25.31                    12

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Evergreen International Bond ...........     Class B 0.50%        $  9.77                    --
EQ/Evergreen International Bond ...........     Class B 1.15%        $  9.75                     5
EQ/Evergreen International Bond ...........     Class B 1.35%        $  9.82                     8
EQ/Evergreen International Bond ...........     Class B 1.55%        $  9.74                     4
EQ/Evergreen International Bond ...........     Class B 1.60%        $  9.74                     4
EQ/Evergreen International Bond ...........     Class B 1.70%        $  9.74                     1

EQ/Evergreen Omega ........................     Class B 0.50%        $  9.07                     2
EQ/Evergreen Omega ........................     Class B 1.15%        $  8.66                   149
EQ/Evergreen Omega ........................     Class B 1.35%        $  8.54                   365
EQ/Evergreen Omega ........................     Class B 1.55%        $  8.42                   488
EQ/Evergreen Omega ........................     Class B 1.60%        $  8.39                   190
EQ/Evergreen Omega ........................     Class B 1.70%        $  8.33                    --

EQ/FI Mid Cap .............................     Class B 0.50%        $ 12.23                   324
EQ/FI Mid Cap .............................     Class B 1.15%        $ 11.81                   750
EQ/FI Mid Cap .............................     Class B 1.35%        $ 11.69                 1,652
EQ/FI Mid Cap .............................     Class B 1.55%        $ 11.56                 2,857
EQ/FI Mid Cap .............................     Class B 1.60%        $ 11.53                 1,412
EQ/FI Mid Cap .............................     Class B 1.70%        $ 11.47                    35

EQ/FI Mid Cap Value .......................     Class B 0.50%        $ 17.04                   215
EQ/FI Mid Cap Value .......................     Class B 1.15%        $ 16.10                 1,833
EQ/FI Mid Cap Value .......................     Class B 1.35%        $ 15.82                 2,355
EQ/FI Mid Cap Value .......................     Class B 1.55%        $ 15.54                 3,954
EQ/FI Mid Cap Value .......................     Class B 1.60%        $ 15.47                 1,673
EQ/FI Mid Cap Value .......................     Class B 1.70%        $ 15.34                    19

EQ/GAMCO Mergers and Acquisitions .........     Class B 0.50%        $ 10.56                   301
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.15%        $ 10.52                   132
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.35%        $ 10.50                    53
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.55%        $ 10.49                    33
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.60%        $ 10.49                    19
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.70%        $ 10.48                    --

EQ/GAMCO Small Company Value ..............     Class B 0.50%        $ 27.24                    --
EQ/GAMCO Small Company Value ..............     Class B 1.15%        $ 24.30                    71
EQ/GAMCO Small Company Value ..............     Class B 1.35%        $ 23.46                   184
EQ/GAMCO Small Company Value ..............     Class B 1.55%        $ 22.64                   129
EQ/GAMCO Small Company Value ..............     Class B 1.60%        $ 22.44                    89
EQ/GAMCO Small Company Value ..............     Class B 1.70%        $ 22.05                     1

EQ/International Growth ...................     Class B 0.50%        $ 11.56                    --
EQ/International Growth ...................     Class B 1.15%        $ 11.51                    13
EQ/International Growth ...................     Class B 1.35%        $ 11.50                    31
EQ/International Growth ...................     Class B 1.55%        $ 11.48                     7
EQ/International Growth ...................     Class B 1.60%        $ 11.48                     3
EQ/International Growth ...................     Class B 1.70%        $ 11.47                    --

EQ/Janus Large Cap Growth .................     Class B 0.50%        $  6.67                     3
EQ/Janus Large Cap Growth .................     Class B 1.15%        $  6.45                   185
EQ/Janus Large Cap Growth .................     Class B 1.35%        $  6.38                   569
EQ/Janus Large Cap Growth .................     Class B 1.55%        $  6.31                 1,733
EQ/Janus Large Cap Growth .................     Class B 1.60%        $  6.29                   970
EQ/Janus Large Cap Growth .................     Class B 1.70%        $  6.26                     5

EQ/JPMorgan Core Bond .....................     Class B 0.50%        $ 14.95                     9
EQ/JPMorgan Core Bond .....................     Class B 1.15%        $ 14.19                   688
EQ/JPMorgan Core Bond .....................     Class B 1.35%        $ 13.96                 1,223
EQ/JPMorgan Core Bond .....................     Class B 1.55%        $ 13.73                 1,399
EQ/JPMorgan Core Bond .....................     Class B 1.60%        $ 13.68                   943
EQ/JPMorgan Core Bond .....................     Class B 1.70%        $ 13.57                    12

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/JPMorgan Value Opportunities ..........     Class B 0.50%        $ 14.58                    --
EQ/JPMorgan Value Opportunities ..........     Class B 1.15%        $ 13.77                   747
EQ/JPMorgan Value Opportunities ..........     Class B 1.35%        $ 13.53                 1,142
EQ/JPMorgan Value Opportunities ..........     Class B 1.55%        $ 13.30                   466
EQ/JPMorgan Value Opportunities ..........     Class B 1.60%        $ 13.24                   305
EQ/JPMorgan Value Opportunities ..........     Class B 1.70%        $ 13.12                    11

EQ/Lazard Small Cap Value ................     Class B 0.50%        $ 18.39                     2
EQ/Lazard Small Cap Value ................     Class B 1.15%        $ 17.45                   485
EQ/Lazard Small Cap Value ................     Class B 1.35%        $ 17.17                   919
EQ/Lazard Small Cap Value ................     Class B 1.55%        $ 16.89                   796
EQ/Lazard Small Cap Value ................     Class B 1.60%        $ 16.83                   502
EQ/Lazard Small Cap Value ................     Class B 1.70%        $ 16.69                     5

EQ/Legg Mason Value Equity ...............     Class B 0.50%        $ 10.66                    --
EQ/Legg Mason Value Equity ...............     Class B 1.15%        $ 10.65                     7
EQ/Legg Mason Value Equity ...............     Class B 1.35%        $ 10.80                    28
EQ/Legg Mason Value Equity ...............     Class B 1.55%        $ 10.64                    20
EQ/Legg Mason Value Equity ...............     Class B 1.60%        $ 10.63                     6
EQ/Legg Mason Value Equity ...............     Class B 1.70%        $ 10.63                    --

EQ/Long Term Bond ........................     Class B 0.50%        $ 10.06                    --
EQ/Long Term Bond ........................     Class B 1.15%        $ 10.01                    69
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.00                    93
EQ/Long Term Bond ........................     Class B 1.55%        $  9.99                   109
EQ/Long Term Bond ........................     Class B 1.60%        $  9.98                    55
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                    --

EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 10.66                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.15%        $ 10.61                    18
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 10.60                    26
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 10.58                    16
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 10.58                    13
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 10.57                    --

EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 10.62                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.15%        $ 10.58                     8
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 10.56                    24
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 10.55                     5
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 10.54                    21
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 10.54                    --

EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 11.21                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.15%        $ 11.16                   199
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 11.15                   240
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 11.13                   140
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 11.13                   102
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 11.12                     1

EQ/Marsico Focus .........................     Class B 0.50%        $ 15.82                     8
EQ/Marsico Focus .........................     Class B 1.15%        $ 15.37                   736
EQ/Marsico Focus .........................     Class B 1.35%        $ 15.24                 1,644
EQ/Marsico Focus .........................     Class B 1.55%        $ 15.11                 1,386
EQ/Marsico Focus .........................     Class B 1.60%        $ 15.07                   712
EQ/Marsico Focus .........................     Class B 1.70%        $ 15.01                     8

EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 21.84                     7
EQ/Mercury Basic Value Equity ............     Class B 1.15%        $ 20.63                 1,488
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 20.27                 2,720
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 19.92                 2,336
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 19.83                 1,046
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 19.66                    19

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Mercury International Value ...........     Class B 0.50%        $ 19.90                     4
EQ/Mercury International Value ...........     Class B 1.15%        $ 18.80                   814
EQ/Mercury International Value ...........     Class B 1.35%        $ 18.47                 1,346
EQ/Mercury International Value ...........     Class B 1.55%        $ 18.15                 1,158
EQ/Mercury International Value ...........     Class B 1.60%        $ 18.07                   514
EQ/Mercury International Value ...........     Class B 1.70%        $ 17.91                     3

EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 15.29                    --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%        $ 14.44                 1,226
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 14.19                 3,663
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 13.94                 1,421
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 13.88                   958
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 13.76                     1

EQ/MFS Investors Trust ...................     Class B 0.50%        $ 10.08                     2
EQ/MFS Investors Trust ...................     Class B 1.15%        $  9.63                   103
EQ/MFS Investors Trust ...................     Class B 1.35%        $  9.49                   551
EQ/MFS Investors Trust ...................     Class B 1.55%        $  9.36                   507
EQ/MFS Investors Trust ...................     Class B 1.60%        $  9.33                   328
EQ/MFS Investors Trust ...................     Class B 1.70%        $  9.26                    --

EQ/Money Market ..........................     Class A 1.15%        $ 30.59                   238
EQ/Money Market ..........................     Class B 0.00%        $ 39.77                    20
EQ/Money Market ..........................     Class B 0.50%        $ 35.18                     1
EQ/Money Market ..........................     Class B 1.15%        $ 29.98                   401
EQ/Money Market ..........................     Class B 1.35%        $ 28.53                 1,076
EQ/Money Market ..........................     Class B 1.55%        $ 27.14                 1,196
EQ/Money Market ..........................     Class B 1.60%        $ 26.81                 1,247
EQ/Money Market ..........................     Class B 1.70%        $ 26.15                     8

EQ/Montag & Caldwell Growth ..............     Class B 0.50%        $  4.90                    --
EQ/Montag & Caldwell Growth ..............     Class B 1.15%        $  4.68                    54
EQ/Montag & Caldwell Growth ..............     Class B 1.35%        $  4.61                   143
EQ/Montag & Caldwell Growth ..............     Class B 1.55%        $  4.54                    58
EQ/Montag & Caldwell Growth ..............     Class B 1.60%        $  4.53                    43
EQ/Montag & Caldwell Growth ..............     Class B 1.70%        $  4.49                    --

EQ/PIMCO Real Return .....................     Class B 0.50%        $  9.99                    --
EQ/PIMCO Real Return .....................     Class B 1.15%        $  9.95                   161
EQ/PIMCO Real Return .....................     Class B 1.35%        $  9.93                   253
EQ/PIMCO Real Return .....................     Class B 1.55%        $  9.92                   248
EQ/PIMCO Real Return .....................     Class B 1.60%        $  9.92                   120
EQ/PIMCO Real Return .....................     Class B 1.70%        $  9.91                    --

EQ/Short Duration Bond ...................     Class B 0.50%        $ 10.04                    --
EQ/Short Duration Bond ...................     Class B 1.15%        $  9.99                    47
EQ/Short Duration Bond ...................     Class B 1.35%        $  9.98                    76
EQ/Short Duration Bond ...................     Class B 1.55%        $  9.97                    80
EQ/Short Duration Bond ...................     Class B 1.60%        $  9.96                    25
EQ/Short Duration Bond ...................     Class B 1.70%        $  9.96                    --

EQ/Small Company Index ...................     Class B 0.50%        $ 15.81                     2
EQ/Small Company Index ...................     Class B 1.15%        $ 15.00                   382
EQ/Small Company Index ...................     Class B 1.35%        $ 14.76                   914
EQ/Small Company Index ...................     Class B 1.55%        $ 14.52                   710
EQ/Small Company Index ...................     Class B 1.60%        $ 14.46                   325
EQ/Small Company Index ...................     Class B 1.70%        $ 14.35                     5

EQ/TCW Equity ............................     Class B 0.50%        $ 20.25                    --
EQ/TCW Equity ............................     Class B 1.15%        $ 18.06                    12
EQ/TCW Equity ............................     Class B 1.35%        $ 17.43                    46
EQ/TCW Equity ............................     Class B 1.55%        $ 16.83                    41

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.60%        $ 16.68                    14
EQ/TCW Equity .................................     Class B 1.70%        $ 16.39                    --

EQ/UBS Growth and Income ......................     Class B 0.50%        $  5.90                    --
EQ/UBS Growth and Income ......................     Class B 1.15%        $  5.63                   117
EQ/UBS Growth and Income ......................     Class B 1.35%        $  5.55                   114
EQ/UBS Growth and Income ......................     Class B 1.55%        $  5.47                   107
EQ/UBS Growth and Income ......................     Class B 1.60%        $  5.45                    33
EQ/UBS Growth and Income ......................     Class B 1.70%        $  5.41                    --

EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 10.49                   303
EQ/Van Kampen Comstock ........................     Class B 1.15%        $ 10.44                   129
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 10.43                   157
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 10.41                    85
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 10.41                    40
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 10.40                    --

EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 14.98                    12
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.15%        $ 14.18                 1,010
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 13.94                 2,131
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 13.71                 1,667
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 13.65                   929
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 13.53                     1

EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 12.44                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.15%        $ 12.39                    31
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 12.37                    68
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 12.36                    36
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 12.35                    33
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 12.34                    --

EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.50%        $ 11.97                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.15%        $ 11.92                     3
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.35%        $ 11.90                     7
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.55%        $ 11.89                     8
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.60%        $ 11.88                     6


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                               AXA
                                                    AXA Aggressive   AXA Conservative   Conservative-Plus
                                                      Allocation        Allocation          Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $231,178        $   328,721         $   439,420
 Expenses:
  Asset-based charges ............................       54,921            110,815             149,212
                                                       --------        -----------         -----------
Net Investment Income (Loss) .....................      176,257            217,906             290,208
                                                       --------        -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       64,087             60,499             134,871
  Realized gain distribution from The Trusts .....           --             18,362              34,458
                                                       --------        -----------         -----------
 Net realized gain (loss) ........................       64,087             78,861             169,329
                                                       --------        -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      218,150           (161,142)           (177,178)
                                                       --------        -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      282,237            (82,281)             (7,849)
                                                       --------        -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $458,494        $   135,625         $   282,359
                                                       ========        ===========         ===========



                                                                        AXA          AXA Premier
                                                    AXA Moderate   Moderate-Plus   VIP Aggressive    AXA Premier
                                                     Allocation      Allocation        Equity       VIP Core Bond
                                                   -------------- --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,823,268     $1,022,965    $          --     $1,718,791
 Expenses:
  Asset-based charges ............................     4,965,437        289,790          690,354        733,194
                                                    ------------     ----------    -------------     ----------
Net Investment Income (Loss) .....................     3,857,831        733,175         (690,354)       985,597
                                                    ------------     ----------    -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    10,393,125        267,860       (3,255,569)       127,560
  Realized gain distribution from The Trusts .....            --             --               --             --
                                                    ------------     ----------    -------------     ----------
 Net realized gain (loss) ........................    10,393,125        267,860       (3,255,569)       127,560
                                                    ------------     ----------    -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,652,233)       489,012        7,291,199       (981,658)
                                                    ------------     ----------    -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,740,892        756,872        4,035,630       (854,098)
                                                    ------------     ----------    -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 12,598,723     $1,490,047    $   3,345,276     $  131,499
                                                    ============     ==========    =============     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                          AXA Premier
                                                      AXA Premier       AXA Premier    VIP International
                                                    VIP Health Care   VIP High Yield         Equity
                                                   ----------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   394,242     $   7,473,589       $  781,729
 Expenses:
  Asset-based charges ............................        225,810         1,474,318          289,989
                                                      -----------     -------------       ----------
Net Investment Income (Loss) .....................        168,432         5,999,271          491,740
                                                      -----------     -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        932,413        (1,733,415)       1,499,222
  Realized gain distribution from The Trusts .....        426,768                --          744,587
                                                      -----------     -------------       ----------
 Net realized gain (loss) ........................      1,359,181        (1,733,415)       2,243,809
                                                      -----------     -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (731,101)       (2,709,617)         (11,442)
                                                      -----------     -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        628,080        (4,443,032)       2,232,367
                                                      -----------     -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   796,512     $   1,556,239       $2,724,107
                                                      ===========     =============       ==========



                                                      AXA Premier     AXA Premier   AXA Premier    AXA Premier
                                                       VIP Large       VIP Large     VIP Large       VIP Mid
                                                    Cap Core Equity    Cap Growth    Cap Value      Cap Growth
                                                   ----------------- ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  74,700      $        --   $  613,274    $     375,698
 Expenses:
  Asset-based charges ............................       112,207          236,378      309,650          346,571
                                                       ---------      -----------   ----------    -------------
Net Investment Income (Loss) .....................       (37,507)        (236,378)     303,624           29,127
                                                       ---------      -----------   ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       291,555          888,470    1,328,659        1,203,522
  Realized gain distribution from The Trusts .....       174,585               --      487,384        2,771,194
                                                       ---------      -----------   ----------    -------------
 Net realized gain (loss) ........................       466,140          888,470    1,816,043        3,974,716
                                                       ---------      -----------   ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        74,892          277,447     (955,641)      (2,524,332)
                                                       ---------      -----------   ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       541,032        1,165,917      860,402        1,450,384
                                                       ---------      -----------   ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 503,525      $   929,539   $1,164,026    $   1,479,511
                                                       =========      ===========   ==========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                     AXA Premier
                                                     VIP Mid Cap      AXA Premier      EQ/Alliance
                                                        Value       VIP Technology    Common Stock
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   1,843,955             --     $    4,900,153
 Expenses:
  Asset-based charges ............................        419,212        614,713          8,026,419
                                                    -------------        -------     --------------
Net Investment Income (Loss) .....................      1,424,743       (614,713)        (3,126,266)
                                                    -------------       --------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,700,804      1,176,811        (25,942,584)
  Realized gain distribution from The Trusts .....      4,017,845             --                 --
                                                    -------------      ---------     --------------
 Net realized gain (loss) ........................      7,718,649      1,176,811        (25,942,584)
                                                    -------------      ---------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,710,276)     2,986,697         43,958,688
                                                    -------------      ---------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          8,373      4,163,508         18,016,104
                                                    -------------      ---------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,433,116     $3,548,795     $   14,889,838
                                                    =============     ==========     ==============



                                                                     EQ/Alliance
                                                     EQ/Alliance     Intermediate                    EQ/Alliance
                                                      Growth and      Government     EQ/Alliance      Large Cap
                                                        Income        Securities    International       Growth
                                                   --------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  4,215,968    $   4,820,015    $ 2,437,320    $         --
 Expenses:
  Asset-based charges ............................     5,979,693        2,242,086      2,267,505       1,342,331
                                                    ------------    -------------    -----------    ------------
Net Investment Income (Loss) .....................    (1,763,725)       2,577,929        169,815      (1,342,331)
                                                    ------------    -------------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,637,618          106,434      6,807,540      (9,239,909)
  Realized gain distribution from The Trusts .....    12,336,230               --             --              --
                                                    ------------    -------------    -----------    ------------
 Net realized gain (loss) ........................    17,973,848          106,434      6,807,540      (9,239,909)
                                                    ------------    -------------    -----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       243,614       (3,068,521)    14,017,000      21,912,448
                                                    ------------    -------------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    18,217,462       (2,962,087)    20,824,540      12,672,539
                                                    ------------    -------------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 16,453,737    $    (384,158)   $20,994,355    $ 11,330,208
                                                    ============    =============    ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                    EQ/Alliance
                                                     EQ/Alliance     Small Cap         EQ/Ariel
                                                    Quality Bond       Growth      Appreciation II
                                                   -------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   970,154              --         $  363
 Expenses:
  Asset-based charges ............................      359,402       1,571,594            352
                                                    -----------       ---------         ------
Net Investment Income (Loss) .....................      610,752      (1,571,594)            11
                                                    -----------      ----------         ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (12,695)      1,254,350             10
  Realized gain distribution from The Trusts .....           --              --             --
                                                    -----------      ----------         ------
 Net realized gain (loss) ........................      (12,695)      1,254,350             10
                                                    -----------      ----------         ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (469,369)     10,450,894          2,500
                                                    -----------      ----------         ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (482,064)     11,705,244          2,510
                                                    -----------      ----------         ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   128,688    $ 10,133,650         $2,521
                                                    ===========    ============         ======



                                                    EQ/Bear Stearns   EQ/Bernstein                        EQ/Calvert
                                                     Small Company     Diversified   EQ/Boston Advisors    Socially
                                                         Growth           Value         Equity Income     Responsible
                                                   ----------------- -------------- -------------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   56,612       $1,719,260         $170,764        $       --
 Expenses:
  Asset-based charges ............................        24,963        2,184,644          119,597            12,585
                                                      ----------       ----------         --------        ----------
Net Investment Income (Loss) .....................        31,649         (465,384)          51,167           (12,585)
                                                      ----------       ----------         --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (11,537)       3,757,933           70,229            46,838
  Realized gain distribution from The Trusts .....            --        3,163,996               --            39,338
                                                      ----------       ----------         --------        ----------
 Net realized gain (loss) ........................       (11,537)       6,921,929           70,229            86,176
                                                      ----------       ----------         --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        44,865         (529,627)         340,872            (7,559)
                                                      ----------       ----------         --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        33,328        6,392,302          411,101            78,617
                                                      ----------       ----------         --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   64,977       $5,926,918         $462,268        $   66,032
                                                      ==========       ==========         ========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Capital    EQ/Capital     EQ/Capital
                                                     Guardian      Guardian       Guardian
                                                      Growth    International     Research
                                                   ----------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,259     $  268,905     $  380,803
 Expenses:
  Asset-based charges ............................     21,787        199,198        989,969
                                                    ---------     ----------     ----------
Net Investment Income (Loss) .....................    (18,528)        69,707       (609,166)
                                                    ---------     ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     30,240        984,852      3,524,518
  Realized gain distribution from The Trusts .....         --         23,156             --
                                                    ---------     ----------     ----------
 Net realized gain (loss) ........................     30,240      1,008,008      3,524,518
                                                    ---------     ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     93,656      1,600,282         75,930
                                                    ---------     ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    123,896      2,608,290      3,600,448
                                                    ---------     ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 105,368     $2,677,997     $2,991,282
                                                    =========     ==========     ==========



                                                      EQ/Capital                                          EQ/Evergreen
                                                       Guardian      EQ/Caywood-Scholl      EQ/Equity     International
                                                     U.S. Equity    High Yield Bond (a)     500 Index       Bond (b)
                                                   --------------- --------------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     218,436       $   94,205        $   1,960,906      $   --
 Expenses:
  Asset-based charges ............................        604,134            8,635            2,187,593         222
                                                    -------------       ----------        -------------      ------
Net Investment Income (Loss) .....................       (385,698)          85,570             (226,687)       (222)
                                                    -------------       ----------        -------------      ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,250,289            5,289           (2,002,206)        356
  Realized gain distribution from The Trusts .....      2,088,828               --            2,699,525          --
                                                    -------------       ----------        -------------      ------
 Net realized gain (loss) ........................      4,339,117            5,289              697,319         356
                                                    -------------       ----------        -------------      ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,195,625)         (75,683)           3,679,646        (520)
                                                    -------------       ----------        -------------      ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,143,492          (70,394)           4,376,965        (164)
                                                    -------------       ----------        -------------      ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,757,794       $   15,176        $   4,150,278      $ (386)
                                                    =============       ==========        =============      ======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                        EQ/FI
                                                    EQ/Evergreen        EQ/FI          Mid Cap
                                                        Omega          Mid Cap          Value
                                                   -------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     4,175    $    5,791,160   $  7,097,361
 Expenses:
  Asset-based charges ............................      161,720         1,113,815      2,204,425
                                                    -----------    --------------   ------------
Net Investment Income (Loss) .....................     (157,545)        4,677,345      4,892,936
                                                    -----------    --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      602,522         4,130,000      5,688,236
  Realized gain distribution from The Trusts .....      328,592         4,814,821      9,747,908
                                                    -----------    --------------   ------------
 Net realized gain (loss) ........................      931,114         8,944,821     15,436,144
                                                    -----------    --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (554,500)      (10,052,529)    (5,800,109)
                                                    -----------    --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      376,614        (1,107,708)     9,636,035
                                                    -----------    --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   219,069    $    3,569,637   $ 14,528,971
                                                    ===========    ==============   ============



                                                        EQ/GAMCO          EQ/GAMCO                          EQ/Janus
                                                       Mergers and     Small Company   EQ/International    Large Cap
                                                    Acquisitions (a)       Value          Growth (a)         Growth
                                                   ------------------ --------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   82,561       $    70,166         $ 3,798       $      375
 Expenses:
  Asset-based charges ............................         10,700           116,758           1,805          325,918
                                                       ----------       -----------         -------       ----------
Net Investment Income (Loss) .....................         71,861           (46,592)          1,993         (325,543)
                                                       ----------       -----------         -------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            726            78,827           4,312          296,486
  Realized gain distribution from The Trusts .....         10,068           694,354              --               --
                                                       ----------       -----------         -------       ----------
 Net realized gain (loss) ........................         10,794           773,181           4,312          296,486
                                                       ----------       -----------         -------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (49,579)         (383,515)         34,215        1,211,114
                                                       ----------       -----------         -------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (38,785)          389,666          38,527        1,507,600
                                                       ----------       -----------         -------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   33,076       $   343,074         $40,520       $1,182,057
                                                       ==========       ===========         =======       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                   EQ/JPMorgan      EQ/Lazard
                                                    EQ/JPMorgan       Value         Small Cap
                                                     Core Bond    Opportunities       Value
                                                   ------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $2,003,871       $559,666     $   2,022,440
 Expenses:
  Asset-based charges ............................     803,685        548,710           668,106
                                                    ----------       --------     -------------
Net Investment Income (Loss) .....................   1,200,186         10,956         1,354,334
                                                    ----------       --------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (69,024)       162,012         3,771,172
  Realized gain distribution from The Trusts .....          --             --         2,174,392
                                                    ----------       --------     -------------
 Net realized gain (loss) ........................     (69,024)       162,012         5,945,564
                                                    ----------       --------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (736,576)       645,900        (5,808,782)
                                                    ----------       --------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (805,600)       807,912           136,782
                                                    ----------       --------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  394,586       $818,868     $   1,491,116
                                                    ==========       ========     =============



                                                                                       EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and       EQ/Lord Abbett
                                                    Value Equity (b)   Term Bond (a)     Income (a)     Large Cap Core (a)
                                                   ------------------ --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   190          $  55,307         $ 3,839           $ 2,083
 Expenses:
  Asset-based charges ............................        1,060             18,517           3,420             2,958
                                                        -------          ---------         -------           -------
Net Investment Income (Loss) .....................         (870)            36,790             419              (875)
                                                        -------          ---------         -------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          878            (31,326)          2,795             3,549
  Realized gain distribution from The Trusts .....           --             20,310              --                --
                                                        -------          ---------         -------           -------
 Net realized gain (loss) ........................          878            (11,016)          2,795             3,549
                                                        -------          ---------         -------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................       12,244            (66,122)         17,643            13,351
                                                        -------          ---------         -------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       13,122            (77,138)         20,438            16,900
                                                        -------          ---------         -------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $12,252          $ (40,348)        $20,857           $16,025
                                                        =======          =========         =======           =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Lord Abbett                   EQ/Mercury
                                                       Mid Cap       EQ/Marsico     Basic Value
                                                      Value (a)         Focus          Equity
                                                   --------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 43,952      $       --    $   2,174,218
 Expenses:
  Asset-based charges ............................       34,416         841,993        2,315,232
                                                       --------      ----------    -------------
Net Investment Income (Loss) .....................        9,536        (841,993)        (141,014)
                                                       --------      ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       32,799       3,433,461        4,667,732
  Realized gain distribution from The Trusts .....           --       1,623,360        6,501,354
                                                       --------      ----------    -------------
 Net realized gain (loss) ........................       32,799       5,056,821       11,169,086
                                                       --------      ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      186,074       1,301,151       (9,181,971)
                                                       --------      ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      218,873       6,357,972        1,987,115
                                                       --------      ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $228,409      $5,515,979    $   1,846,101
                                                       ========      ==========    =============



                                                      EQ/Mercury         EQ/MFS          EQ/MFS
                                                    International   Emerging Growth    Investors      EQ/Money
                                                        Value          Companies         Trust         Market
                                                   --------------- ----------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,143,199    $           --    $    70,075   $3,322,057
 Expenses:
  Asset-based charges ............................       919,042         1,432,384        211,069    1,874,678
                                                      ----------    --------------    -----------   ----------
Net Investment Income (Loss) .....................       224,157        (1,432,384)      (140,994)   1,447,379
                                                      ----------    --------------    -----------   ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,753,381       (10,241,697)      (157,679)    (258,295)
  Realized gain distribution from The Trusts .....            --                --             --           --
                                                      ----------    --------------    -----------   ----------
 Net realized gain (loss) ........................     1,753,381       (10,241,697)      (157,679)    (258,295)
                                                      ----------    --------------    -----------   ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     4,119,605        18,666,905      1,066,938      321,582
                                                      ----------    --------------    -----------   ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,872,986         8,425,208        909,259       63,287
                                                      ----------    --------------    -----------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,097,143    $    6,992,824    $   768,265   $1,510,666
                                                      ==========    ==============    ===========   ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Montag & Caldwell       EQ/PIMCO
                                                           Growth          Real Return (a)
                                                   ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $  3,108           $  158,507
 Expenses:
  Asset-based charges ............................          10,606               35,672
                                                          --------           ----------
Net Investment Income (Loss) .....................          (7,498)             122,835
                                                          --------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           5,011               (4,604)
  Realized gain distribution from The Trusts .....              --                4,840
                                                          --------           ----------
 Net realized gain (loss) ........................           5,011                  236
                                                          --------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          41,258             (151,819)
                                                          --------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          46,269             (151,583)
                                                          --------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 38,771           $  (28,748)
                                                          ========           ==========



                                                                           EQ/Small                    EQ/UBS
                                                         EQ/Short          Company        EQ/TCW     Growth and   EQ/Van Kampen
                                                    Duration Bond (a)       Index         Equity       Income     Comstock (a)
                                                   ------------------- --------------- ------------ ------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  21,699       $     388,560   $      --      $13,156      $ 51,894
 Expenses:
  Asset-based charges ............................         14,016             505,086      18,618        9,787        24,011
                                                        ---------       -------------   ---------      -------      --------
Net Investment Income (Loss) .....................          7,683            (116,526)    (18,618)       3,369        27,883
                                                        ---------       -------------   ---------      -------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            710           1,916,265       5,664       16,172         3,685
  Realized gain distribution from The Trusts .....             38           1,602,012          --           --            --
                                                        ---------       -------------   ---------      -------      --------
 Net realized gain (loss) ........................            748           3,518,277       5,664       16,172         3,685
                                                        ---------       -------------   ---------      -------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (13,092)         (2,558,180)    162,520       53,436       211,413
                                                        ---------       -------------   ---------      -------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (12,344)            960,097     168,184       69,608       215,098
                                                        ---------       -------------   ---------      -------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  (4,661)      $     843,571   $ 149,566      $72,977      $242,981
                                                        =========       =============   =========      =======      ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                      Emerging Markets        Mid Cap          Montgomery
                                                           Equity            Growth (a)       Small Cap (a)
                                                     ------------------   ---------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   360,451          $     --           $ 14,378
 Expenses:
  Asset-based charges ............................          887,464             8,316              1,455
                                                        -----------          --------           --------
Net Investment Income (Loss) .....................         (527,013)           (8,316)            12,923
                                                        -----------          --------           --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        6,204,302            46,212              3,919
  Realized gain distribution from The Trusts .....        2,529,709                --                 31
                                                        -----------          --------           --------
 Net realized gain (loss) ........................        8,734,011            46,212              3,950
                                                        -----------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,501,750           106,402             (4,074)
                                                        -----------          --------           --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       18,235,761           152,614               (124)
                                                        -----------          --------           --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $17,708,748          $144,298           $ 12,799
                                                        ===========          ========           ========

-------
(a)   Commenced operations on May 9, 2005.
(b)   Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                  AXA Conservative Allocation     AXA Aggressive Allocation (a)
                                                  ----------------------------- -----------------------------
                                                       2005           2004           2005           2004
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  176,257     $   12,352     $  217,906     $   76,117
 Net realized gain (loss) on investments ........       64,087         (3,340)        78,861         36,114
 Change in unrealized appreciation
  (depreciation) of investments .................      218,150        144,445       (161,142)        66,094
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      458,494        153,457        135,625        178,325
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      103,563        163,523        299,776         64,052
  Transfers between funds including
   guaranteed interest
   account, net .................................    4,399,093      1,764,083      5,731,796      5,202,142
  Transfers for contract benefits and
   terminations .................................     (172,347)       (35,757)      (898,168)      (925,995)
  Contract maintenance charges ..................       (8,554)        (4,170)       (18,066)        (6,930)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,321,755      1,887,679      5,115,338      4,333,269
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       34,323         12,365         49,578         22,093
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    4,814,572      2,053,501      5,300,541      4,533,687
Net Assets -- Beginning of Period ...............    2,053,501             --      4,533,687             --
                                                    ----------     ----------     ----------     ----------
Net Assets -- End of Period .....................   $6,868,073     $2,053,501     $9,834,228     $4,533,687
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          517            221            749            687
 Redeemed .......................................          (97)           (29)          (247)          (250)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................          410            192            502            437
                                                    ==========     ==========     ==========     ==========



                                                      AXA Conservative-Plus
                                                          Allocation (a)              AXA Moderate Allocation
                                                  ------------------------------ ---------------------------------
                                                        2005           2004            2005             2004
                                                  --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    290,208     $   93,858    $   3,857,831    $   4,962,959
 Net realized gain (loss) on investments ........       169,329         11,582       10,393,125        5,891,990
 Change in unrealized appreciation
  (depreciation) of investments .................      (177,178)       245,974       (1,652,233)      17,602,183
                                                   ------------     ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       282,359        351,414       12,598,723       28,457,132
                                                   ------------     ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       100,180        588,807        2,921,005        4,535,920
  Transfers between funds including
   guaranteed interest
   account, net .................................     7,322,019      5,812,113       (4,473,321)        (289,120)
  Transfers for contract benefits and
   terminations .................................    (1,041,378)      (151,390)     (39,493,752)     (39,475,549)
  Contract maintenance charges ..................       (16,805)        (4,066)      (1,053,283)      (1,136,716)
                                                   ------------     ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,364,016      6,245,464      (42,099,351)     (36,365,465)
                                                   ------------     ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        26,682         20,746            9,495            5,772
                                                   ------------     ----------    -------------    -------------
Increase (Decrease) in Net Assets ...............     6,673,057      6,617,624       29,491,133       (7,902,561)
Net Assets -- Beginning of Period ...............     6,617,624             --      405,816,539      413,719,100
                                                   ------------     ----------    -------------    -------------
Net Assets -- End of Period .....................  $ 13,290,681     $6,617,624    $ 376,325,406    $ 405,816,539
                                                   ============     ==========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               66              111
 Redeemed .......................................            --             --             (141)            (242)
                                                   ------------     ----------    -------------    -------------
 Net Increase (Decrease) ........................            --             --              (75)            (131)
                                                   ============     ==========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           897            731              666              873
 Redeemed .......................................          (279)           (96)          (1,543)          (1,603)
                                                   ------------     ----------    -------------    -------------
 Net Increase (Decrease) ........................           618            635             (877)            (730)
                                                   ============     ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA Moderate                    AXA Premier VIP
                                                       Plus Allocation (a)             Aggressive Equity
                                                  ------------------------------   -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    733,175     $   128,584    $   (690,354)   $   (747,545)
 Net realized gain (loss) on investments ........       267,860          11,841      (3,255,569)     (4,794,363)
 Change in unrealized appreciation
  (depreciation) of investments .................       489,012         646,757       7,291,199      11,440,577
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,490,047         787,182       3,345,276       5,898,669
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       638,182         791,537         841,240         907,466
  Transfers between funds including
   guaranteed interest
   account, net .................................    18,588,614       9,243,496      (3,998,164)     (2,529,793)
  Transfers for contract benefits and
   terminations .................................    (1,507,965)       (107,036)     (5,323,183)     (5,662,642)
  Contract maintenance charges ..................       (59,538)        (11,678)       (230,364)       (269,211)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    17,659,293       9,916,319      (8,710,471)     (7,554,180)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         4,628          31,901           1,378           1,290
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    19,153,968      10,735,402      (5,363,817)     (1,654,221)
Net Assets -- Beginning of Period ...............    10,735,402              --      60,013,433      61,667,654
                                                   ------------     -----------    ------------    ------------
Net Assets -- End of Period .....................  $ 29,889,370     $10,735,402    $ 54,649,616    $ 60,013,433
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               4              11
 Redeemed .......................................            --              --             (54)            (78)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --             (50)            (67)
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,065           1,117              57              77
 Redeemed .......................................          (402)           (111)           (169)           (159)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................         1,663           1,006            (112)            (82)
                                                   ============     ===========    ============    ============



                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    985,597    $    888,147     $   168,432     $   363,569
 Net realized gain (loss) on investments ........       127,560         668,195       1,359,181       1,328,056
 Change in unrealized appreciation
  (depreciation) of investments .................      (981,658)       (368,338)       (731,101)       (191,798)
                                                   ------------    ------------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       131,499       1,188,004         796,512       1,499,827
                                                   ------------    ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       471,418         603,055         100,487         274,134
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,794,930)      3,354,566          37,463       2,723,133
  Transfers for contract benefits and
   terminations .................................    (4,568,242)     (5,946,276)       (925,596)       (965,480)
  Contract maintenance charges ..................      (115,293)       (119,521)        (46,187)        (42,682)
                                                   ------------    ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (6,007,047)     (2,108,176)       (833,833)      1,989,105
                                                   ------------    ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,767           2,588          17,218          19,271
                                                   ------------    ------------     -----------     -----------
Increase (Decrease) in Net Assets ...............    (5,873,781)       (917,584)        (20,103)      3,508,203
Net Assets -- Beginning of Period ...............    51,948,045      52,865,629      16,618,780      13,110,577
                                                   ------------    ------------     -----------     -----------
Net Assets -- End of Period .....................  $ 46,074,264    $ 51,948,045     $16,598,677     $16,618,780
                                                   ============    ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           807           1,383             506             867
 Redeemed .......................................        (1,343)         (1,579)           (588)           (675)
                                                   ------------    ------------     -----------     -----------
 Net Increase (Decrease) ........................          (538)           (196)            (82)            192
                                                   ============    ============     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Premier                    AXA Premier VIP
                                                           VIP High Yield                International Equity
                                                  --------------------------------- -------------------------------
                                                        2005             2004             2005            2004
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    5,999,271    $  5,259,826    $    491,740     $   118,350
 Net realized gain (loss) on investments ........      (1,733,415)     (2,121,972)      2,243,809         927,049
 Change in unrealized appreciation
  (depreciation) of investments .................      (2,709,617)      4,353,863         (11,442)      1,609,077
                                                   --------------    ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       1,556,239       7,491,717       2,724,107       2,654,476
                                                   --------------    ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         862,454       1,427,189          98,883         453,494
  Transfers between funds including
   guaranteed interest
   account, net .................................      (3,554,165)      6,166,440         776,176       2,687,638
  Transfers for contract benefits and
   terminations .................................     (11,860,121)     (9,932,923)     (1,157,966)       (790,135)
  Contract maintenance charges ..................        (282,322)       (287,573)        (49,794)        (40,840)
                                                   --------------    ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (14,834,154)     (2,626,867)       (332,701)      2,310,157
                                                   --------------    ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           6,861           7,727           3,052          16,019
                                                   --------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............     (13,271,054)      4,872,577       2,394,458       4,980,652
Net Assets -- Beginning of Period ...............     111,054,088     106,181,511      19,682,538      14,701,886
                                                   --------------    ------------    ------------     -----------
Net Assets -- End of Period .....................  $   97,783,034    $111,054,088    $ 22,076,996     $19,682,538
                                                   ==============    ============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              28              53              --              --
 Redeemed .......................................             (50)            (52)             --              --
                                                   --------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................             (22)              1              --              --
                                                   ==============    ============    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             662           1,136             378             775
 Redeemed .......................................          (1,146)         (1,228)           (403)           (559)
                                                   --------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            (484)            (92)            (25)            216
                                                   ==============    ============    ============     ===========



                                                          AXA Premier VIP                AXA Premier VIP
                                                       Large Cap Core Equity             Large Cap Growth
                                                  ------------------------------- ------------------------------
                                                        2005            2004            2005           2004
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (37,507)   $   103,253    $   (236,378)   $  (240,156)
 Net realized gain (loss) on investments ........        466,140        367,439         888,470         96,331
 Change in unrealized appreciation
  (depreciation) of investments .................         74,892        312,104         277,447        945,567
                                                   -------------    -----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................        503,525        782,796         929,539        801,742
                                                   -------------    -----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         62,710         71,303         156,220        134,803
  Transfers between funds including
   guaranteed interest
   account, net .................................       (615,250)       (57,895)       (664,517)     1,565,546
  Transfers for contract benefits and
   terminations .................................       (673,176)      (413,700)     (1,090,031)      (931,006)
  Contract maintenance charges ..................        (21,643)       (22,100)        (41,583)       (39,614)
                                                   -------------    -----------    ------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,247,359)      (422,392)     (1,639,911)       729,729
                                                   -------------    -----------    ------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         13,732          8,991          20,345         18,917
                                                   -------------    -----------    ------------    -----------
Increase (Decrease) in Net Assets ...............       (730,102)       369,395        (690,027)     1,550,388
Net Assets -- Beginning of Period ...............     10,293,331      9,923,936      17,113,669     15,563,281
                                                   -------------    -----------    ------------    -----------
Net Assets -- End of Period .....................  $   9,563,229    $10,293,331    $ 16,423,642    $17,113,669
                                                   =============    ===========    ============    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --             --              --             --
 Redeemed .......................................             --             --              --             --
                                                   -------------    -----------    ------------    -----------
 Net Increase (Decrease) ........................             --             --              --             --
                                                   =============    ===========    ============    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            111            218             373            566
 Redeemed .......................................           (230)          (264)           (551)          (487)
                                                   -------------    -----------    ------------    -----------
 Net Increase (Decrease) ........................           (119)           (46)           (178)            79
                                                   =============    ===========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Premier VIP                 AXA Premier VIP
                                                          Large Cap Value                 Mid Cap Growth
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    303,624     $  (844,430)   $     29,127    $     30,111
 Net realized gain (loss) on investments ........     1,816,043         405,431       3,974,716         269,627
 Change in unrealized appreciation
  (depreciation) of investments .................      (955,641)        956,779      (2,524,332)      2,075,707
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,164,026       2,206,640       1,479,511       2,375,445
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       275,653         186,763         146,068         254,325
  Transfers between funds including
   guaranteed interest
   account, net .................................     2,635,818       2,504,820      (1,961,327)      1,199,993
  Transfers for contract benefits and
   terminations .................................    (1,760,162)       (940,454)     (1,395,721)     (1,783,546)
  Contract maintenance charges ..................       (56,013)        (47,520)        (62,442)        (66,705)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     1,095,296       1,703,609      (3,273,422)       (395,933)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        11,496          24,296          12,039           7,161
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     2,270,818       3,934,545      (1,781,872)      1,986,673
Net Assets -- Beginning of Period ...............    19,948,113      16,013,568      25,973,318      23,986,645
                                                   ------------     -----------    ------------    ------------
Net Assets -- End of Period .....................  $ 22,218,931     $19,948,113    $ 24,191,446    $ 25,973,318
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           757             625             311             681
 Redeemed .......................................          (662)           (464)           (663)           (728)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            95             161            (352)            (47)
                                                   ============     ===========    ============    ============



                                                          AXA Premier VIP                AXA Premier VIP
                                                           Mid Cap Value                  Technology (b)
                                                  ------------------------------- ------------------------------
                                                        2005            2004            2005           2004
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,424,743    $    747,743    $   (614,713)   $   (128,841)
 Net realized gain (loss) on investments ........     7,718,649       1,330,517       1,176,811         357,253
 Change in unrealized appreciation
  (depreciation) of investments .................    (7,710,276)      1,896,278       2,986,697       3,574,816
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,433,116       3,974,538       3,548,795       3,803,228
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        75,037         249,369         278,240         308,061
  Transfers between funds including
   guaranteed interest
   account, net .................................    (7,339,438)      6,378,494      (4,327,449)     35,679,998
  Transfers for contract benefits and
   terminations .................................    (1,757,806)     (1,743,534)     (3,859,083)     (2,132,620)
  Contract maintenance charges ..................       (72,859)        (78,284)       (101,484)        (91,687)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (9,095,066)      4,806,045      (8,009,776)     33,763,752
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         5,654           5,313         (60,974)          8,269
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (7,656,296)      8,785,896       4,521,955      37,575,249
Net Assets -- Beginning of Period ...............    34,238,831      25,452,935      46,996,722       9,421,473
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 26,582,535    $ 34,238,831    $ 42,474,767    $ 46,996,722
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           543           1,237             721           5,784
 Redeemed .......................................        (1,329)           (778)         (1,623)         (1,723)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (786)            459            (902)          4,061
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance                       EQ/Alliance
                                                            Common Stock                    Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (3,126,266)   $  (2,303,550)   $  (1,763,725)   $     104,260
 Net realized gain (loss) on investments ........    (25,942,584)     (33,039,209)      17,973,848           38,270
 Change in unrealized appreciation
  (depreciation) of investments .................     43,958,688      112,517,988          243,614       45,724,762
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     14,889,838       77,175,229       16,453,737       45,867,292
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,222,809        5,405,969        3,033,849        4,283,211
  Transfers between funds including
   guaranteed interest
   account, net .................................    (38,418,745)      (9,651,347)     (19,979,425)     (14,001,417)
  Transfers for contract benefits and
   terminations .................................    (60,312,247)     (64,811,803)     (43,335,142)     (42,815,756)
  Contract maintenance charges ..................     (2,110,930)      (2,404,879)      (1,227,484)      (1,358,091)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (96,619,113)     (71,462,060)     (61,508,202)     (53,892,053)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         19,919           28,680            8,397            8,991
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (81,709,356)       5,741,849      (45,046,068)      (8,015,770)
Net Assets -- Beginning of Period ...............    663,391,157      657,649,308      454,957,583      462,973,353
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 581,681,801    $ 663,391,157    $ 409,911,515    $ 454,957,583
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              6               18               42              115
 Redeemed .......................................            (91)            (109)            (337)            (462)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (85)             (91)            (295)            (347)
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            114              175              679              866
 Redeemed .......................................           (434)            (404)          (2,539)          (2,576)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (320)            (229)          (1,860)          (1,710)
                                                   =============    =============    =============    =============



                                                             EQ/Alliance
                                                       Intermediate Government                EQ/Alliance
                                                             Securities                      International
                                                  --------------------------------- --------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   2,577,929    $   2,460,770    $     169,815    $     730,920
 Net realized gain (loss) on investments ........        106,434          484,973        6,807,540        4,629,349
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,068,521)      (2,061,571)      14,017,000       18,456,992
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       (384,158)         884,172       20,994,355       23,817,261
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,009,480        2,111,731        1,270,874        1,708,845
  Transfers between funds including
   guaranteed interest
   account, net .................................    (14,639,513)     (26,117,292)        (900,754)      (3,297,977)
  Transfers for contract benefits and
   terminations .................................    (20,427,196)     (22,934,106)     (13,661,028)     (12,529,150)
  Contract maintenance charges ..................       (324,702)        (420,562)        (483,079)        (492,951)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (34,381,931)     (47,360,229)     (13,773,987)     (14,611,233)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         11,035           13,370            2,741            3,138
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (34,755,054)     (46,462,687)       7,223,109        9,209,166
Net Assets -- Beginning of Period ...............    171,299,880      217,762,567      165,023,800      155,814,634
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 136,544,826    $ 171,299,880    $ 172,246,909    $ 165,023,800
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             27               79               86               95
 Redeemed .......................................            (88)            (185)            (324)            (429)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (61)            (106)            (238)            (334)
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            697            1,003            1,156              966
 Redeemed .......................................         (2,506)          (3,481)          (1,932)          (1,873)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................         (1,809)          (2,478)            (776)            (907)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance                      EQ/Alliance
                                                          Large Cap Growth                   Quality Bond
                                                  --------------------------------- -------------------------------
                                                        2005             2004             2005            2004
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,342,331)   $  (1,491,832)   $    610,752    $    562,496
 Net realized gain (loss) on investments ........     (9,239,909)     (13,046,635)        (12,695)        204,183
 Change in unrealized appreciation
  (depreciation) of investments .................     21,912,448       21,068,207        (469,369)       (257,649)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     11,330,208        6,529,740         128,688         509,030
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        733,692          891,756         312,215         402,551
  Transfers between funds including
   guaranteed interest
   account, net .................................     (6,494,238)     (11,742,927)      3,343,222       1,976,623
  Transfers for contract benefits and
   terminations .................................     (7,254,627)      (6,820,534)     (2,686,174)     (2,230,029)
  Contract maintenance charges ..................       (268,276)        (306,905)        (69,126)        (61,476)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (13,283,449)     (17,978,610)        900,137          87,669
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (175,884)              34           4,688           3,670
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (2,129,125)     (11,448,836)      1,033,513         600,369
Net Assets -- Beginning of Period ...............    101,993,372      113,442,208      24,087,939      23,487,570
                                                   -------------    -------------    ------------    ------------
Net Assets -- End of Period .....................  $  99,864,247    $ 101,993,372    $ 25,121,452    $ 24,087,939
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --              --
 Redeemed .......................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................                              --                              --
                                                   =============    =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,238              923             622             610
 Redeemed .......................................         (3,428)          (3,996)           (566)           (607)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................         (2,190)          (3,073)             56               3
                                                   =============    =============    ============    ============



                                                             EQ/Alliance                  EQ/Ariel
                                                          Small Cap Growth           Appreciation II (e)
                                                  --------------------------------- --------------------
                                                        2005             2004               2005
                                                  ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,571,594)   $  (1,618,108)        $     11
 Net realized gain (loss) on investments ........      1,254,350         (913,326)              10
 Change in unrealized appreciation
  (depreciation) of investments .................     10,450,894       15,629,879            2,500
                                                   -------------    -------------         --------
 Net increase (decrease) in net assets from
  operations ....................................     10,133,650       13,098,445            2,521
                                                   -------------    -------------         --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        836,734        1,182,761               --
  Transfers between funds including
   guaranteed interest
   account, net .................................     (6,393,252)      (6,032,033)         241,640
  Transfers for contract benefits and
   terminations .................................     (8,799,735)      (6,959,714)            (202)
  Contract maintenance charges ..................       (330,482)        (352,891)             (52)
                                                   -------------    -------------         --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (14,686,735)     (12,161,877)         241,386
                                                   -------------    -------------         --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          5,278            5,138              351
                                                   -------------    -------------         --------
Increase (Decrease) in Net Assets ...............     (4,547,807)         941,706          244,258
Net Assets -- Beginning of Period ...............    118,676,703      117,734,997               --
                                                   -------------    -------------         --------
Net Assets -- End of Period .....................  $ 114,128,896    $ 118,676,703         $244,258
                                                   =============    =============         ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             62               64               --
 Redeemed .......................................            (54)            (108)              --
                                                   -------------    -------------         --------
 Net Increase (Decrease) ........................              8              (44)              --
                                                   =============    =============         ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            503              733               23
 Redeemed .......................................         (1,486)          (1,579)              --
                                                   -------------    -------------         --------
 Net Increase (Decrease) ........................           (983)            (846)              23
                                                   =============    =============         ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Bear Stearns                 EQ/Bernstein
                                                   Small Company Growth (c)          Diversified Value
                                                  -------------------------- ---------------------------------
                                                       2005          2004          2005             2004
                                                  -------------- ----------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   31,649    $   (154)   $    (465,384)   $    (128,880)
 Net realized gain (loss) on investments ........      (11,537)          8        6,921,929        2,723,850
 Change in unrealized appreciation
  (depreciation) of investments .................       44,865       3,085         (529,627)      14,551,124
                                                    ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       64,977       2,939        5,926,918       17,146,094
                                                    ----------    --------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       39,517       5,507        1,092,427        1,765,585
  Transfers between funds including
   guaranteed interest
   account, net .................................    2,616,415     928,952           19,297        6,119,674
  Transfers for contract benefits and
   terminations .................................     (100,236)       (400)     (13,502,553)     (11,999,925)
  Contract maintenance charges ..................       (4,548)         --         (432,372)        (441,146)
                                                    ----------    --------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,551,148     934,059      (12,823,201)      (4,555,812)
                                                    ----------    --------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       22,053         153            9,937           11,143
                                                    ----------    --------    -------------    -------------
Increase (Decrease) in Net Assets ...............    2,638,178     937,151       (6,886,346)      12,601,425
Net Assets -- Beginning of Period ...............      937,151          --      160,145,261      147,543,836
                                                    ----------    --------    -------------    -------------
Net Assets -- End of Period .....................   $3,575,329    $937,151    $ 153,258,915    $ 160,145,261
                                                    ==========    ========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --          --               --               --
 Redeemed .......................................           --          --               --               --
                                                    ----------    --------    -------------    -------------
 Net Increase (Decrease) ........................           --          --               --               --
                                                    ==========    ========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          678         123            1,247            1,589
 Redeemed .......................................         (361)         --           (2,133)          (1,926)
                                                    ----------    --------    -------------    -------------
 Net Increase (Decrease) ........................          318         123             (886)            (337)
                                                    ==========    ========    =============    =============



                                                         EQ/Boston Advisors                 EQ/Calvert
                                                         Equity Income (c)             Socially Responsible
                                                  -------------------------------- ----------------------------
                                                        2005            2004            2005           2004
                                                  --------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    51,167     $    9,040       $  (12,585)    $ (13,129)
 Net realized gain (loss) on investments ........        70,229            521           86,176        74,061
 Change in unrealized appreciation
  (depreciation) of investments .................       340,872         14,228           (7,559)      (40,460)
                                                    -----------     ----------       ----------     ---------
 Net increase (decrease) in net assets from
  operations ....................................       462,268         23,789           66,032        20,472
                                                    -----------     ----------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        80,771         31,721            9,219        72,643
  Transfers between funds including
   guaranteed interest
   account, net .................................    11,131,403      1,463,313          166,127        37,473
  Transfers for contract benefits and
   terminations .................................      (458,842)       (15,013)         (47,973)      (85,359)
  Contract maintenance charges ..................       (20,973)          (621)          (2,598)       (2,291)
                                                    -----------     ----------       ----------     ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    10,732,359      1,479,400          124,775        22,466
                                                    -----------     ----------       ----------     ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        32,184          1,437           12,585        13,130
                                                    -----------     ----------       ----------     ---------
Increase (Decrease) in Net Assets ...............    11,226,811      1,504,626          203,392        56,068
Net Assets -- Beginning of Period ...............     1,504,626             --          974,498       918,430
                                                    -----------     ----------       ----------     ---------
Net Assets -- End of Period .....................   $12,731,437     $1,504,626       $1,177,890     $ 974,498
                                                    ===========     ==========       ==========     =========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               --            --
 Redeemed .......................................            --             --               --            --
                                                    -----------     ----------       ----------     ---------
 Net Increase (Decrease) ........................            --             --               --            --
                                                    ===========     ==========       ==========     =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,301            275               60            59
 Redeemed .......................................          (413)            (9)             (46)          (56)
                                                    -----------     ----------       ----------     ---------
 Net Increase (Decrease) ........................         1,888            266               14             3
                                                    ===========     ==========       ==========     =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian            EQ/Capital Guardian
                                                             Growth                      International
                                                  ----------------------------- -------------------------------
                                                       2005           2004            2005            2004
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (18,528)    $  (11,003)   $     69,707    $     40,561
 Net realized gain (loss) on investments ........       30,240        113,276       1,008,008         489,564
 Change in unrealized appreciation
  (depreciation) of investments .................       93,656        (63,562)      1,600,282       1,016,254
                                                    ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      105,368         38,711       2,677,997       1,546,379
                                                    ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,605          1,715         256,471         416,926
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,103,967       (204,139)      4,656,681       5,803,470
  Transfers for contract benefits and
   terminations .................................      (85,670)      (107,539)     (1,122,369)     (1,107,411)
  Contract maintenance charges ..................       (3,398)        (2,819)        (41,974)        (26,710)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,032,504       (312,782)      3,748,809       5,086,275
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       21,559         16,621          (5,924)         31,059
                                                    ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    1,159,431       (257,450)      6,420,882       6,663,713
Net Assets -- Beginning of Period ...............    1,097,091      1,354,541      14,426,450       7,762,737
                                                    ----------     ----------    ------------    ------------
Net Assets -- End of Period .....................   $2,256,522     $1,097,091    $ 20,847,332    $ 14,426,450
                                                    ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          108             36             727             829
 Redeemed .......................................          (18)           (64)           (399)           (305)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           90            (28)            328             524
                                                    ==========     ==========    ============    ============



                                                        EQ/Capital Guardian             EQ/Capital Guardian
                                                              Research                      U.S. Equity
                                                  -------------------------------- ------------------------------
                                                        2005             2004            2005           2004
                                                  ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (609,166)  $   (573,039)   $   (385,698)   $   (398,852)
 Net realized gain (loss) on investments ........       3,524,518      1,745,835       4,339,117       1,340,615
 Change in unrealized appreciation
  (depreciation) of investments .................          75,930      5,482,627      (2,195,625)      2,131,363
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       2,991,282      6,655,423       1,757,794       3,073,126
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         537,859        805,576         323,110         390,646
  Transfers between funds including
   guaranteed interest
   account, net .................................      (4,045,077)      (236,184)       (257,066)      5,175,205
  Transfers for contract benefits and
   terminations .................................      (6,696,429)    (5,355,886)     (3,023,814)     (2,957,748)
  Contract maintenance charges ..................        (223,327)      (238,473)       (105,547)       (106,997)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (10,426,974)    (5,024,967)     (3,063,317)      2,501,106
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (4,290)           166          (2,772)          3,575
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (7,439,982)     1,630,622      (1,308,295)      5,577,807
Net Assets -- Beginning of Period ...............      76,750,737     75,120,115      44,270,951      38,693,144
                                                   --------------   ------------    ------------    ------------
Net Assets -- End of Period .....................  $   69,310,755   $ 76,750,737    $ 42,962,656    $ 44,270,951
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              --              --
 Redeemed .......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................              --             --              --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             309            604             489           1,059
 Redeemed .......................................          (1,235)        (1,082)           (774)           (826)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (926)          (478)           (285)            233
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Caywood-Scholl               EQ/Equity
                                                   High Yield Bond (d)              500 Index
                                                  --------------------- ---------------------------------
                                                           2005               2005             2004
                                                  --------------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................      $   85,570        $    (226,687)   $     (13,433)
 Net realized gain (loss) on investments ........           5,289              697,319       (3,464,416)
 Change in unrealized appreciation
  (depreciation) of investments .................         (75,683)           3,679,646       16,926,774
                                                       ----------        -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................          15,176            4,150,278       13,448,925
                                                       ----------        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          55,333            1,680,158        1,930,671
  Transfers between funds including
   guaranteed interest
   account, net .................................       1,880,847          (10,045,002)      (3,954,821)
  Transfers for contract benefits and
   terminations .................................        (143,731)         (12,581,579)     (11,272,663)
  Contract maintenance charges ..................          (1,176)            (460,647)        (498,770)
                                                       ----------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       1,791,273          (21,407,070)     (13,795,583)
                                                       ----------        -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           8,534                5,314            5,281
                                                       ----------        -------------    -------------
Increase (Decrease) in Net Assets ...............       1,814,983           17,251,478          341,377
Net Assets -- Beginning of Period ...............              --          166,197,051      166,538,428
                                                       ----------        -------------    -------------
Net Assets -- End of Period .....................      $1,814,983        $ 148,945,573    $ 166,197,051
                                                       ==========        =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --                   --               --
 Redeemed .......................................              --                   --               --
                                                       ----------        -------------    -------------
 Net Increase (Decrease) ........................              --                   --               --
                                                       ==========        =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             207                  432              696
 Redeemed .......................................             (33)              (1,275)          (1,268)
                                                       ----------        -------------    -------------
 Net Increase (Decrease) ........................             174                 (843)            (572)
                                                       ==========        =============    =============



                                                    EQ/Evergreen
                                                   International           EQ/Evergreen                        EQ/FI
                                                      Bond (e)                 Omega                          Mid Cap
                                                  --------------- ------------------------------- --------------------------------
                                                        2005            2005            2004            2005             2004
                                                  --------------- --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $     (222)    $   (157,545)    $  (131,584)   $    4,677,345   $    659,476
 Net realized gain (loss) on investments ........          356          931,114          17,520         8,944,821      5,481,452
 Change in unrealized appreciation
  (depreciation) of investments .................         (520)        (554,500)        741,029       (10,052,529)     3,818,707
                                                    ----------     ------------     -----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................         (386)         219,069         626,965         3,569,637      9,959,635
                                                    ----------     ------------     -----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........           --           39,142         264,624           527,793      1,035,678
  Transfers between funds including
   guaranteed interest
   account, net .................................      213,647       (1,997,938)      3,346,103           825,278      2,850,265
  Transfers for contract benefits and
   terminations .................................       (1,363)        (911,965)       (683,487)       (5,181,749)    (4,630,376)
  Contract maintenance charges ..................         (196)         (29,919)        (32,142)         (188,047)      (184,524)
                                                    ----------     ------------     -----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      212,088       (2,900,680)      2,895,098        (4,016,725)      (928,957)
                                                    ----------     ------------     -----------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          222           26,656          30,024          (227,518)       (16,402)
                                                    ----------     ------------     -----------    --------------   ------------
Increase (Decrease) in Net Assets ...............     (211,924)      (2,654,955)      3,552,087          (674,606)     9,014,276
Net Assets -- Beginning of Period ...............           --       12,935,271       9,383,184        82,669,221     73,654,945
                                                    ----------     ------------     -----------    --------------   ------------
Net Assets -- End of Period .....................   $  211,924     $ 10,280,316     $12,935,271    $   81,994,615   $ 82,669,221
                                                    ==========     ============     ===========    ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --               --              --                --             --
 Redeemed .......................................           --               --              --                --             --
                                                    ----------     ------------     -----------    --------------   ------------
 Net Increase (Decrease) ........................           --               --              --                --             --
                                                    ==========     ============     ===========    ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           26              193             697             1,423          1,827
 Redeemed .......................................           (4)            (547)           (333)           (1,802)        (1,968)
                                                    -------------  ------------     -----------    --------------   ------------
 Net Increase (Decrease) ........................           22             (354)            364              (379)          (141)
                                                    ============   ============     ===========    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/GAMCO
                                                                EQ/FI                   Mergers and
                                                            Mid Cap Value            Acquisitions (d)
                                                  --------------------------------- ------------------
                                                        2005             2004              2005
                                                  ---------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   4,892,936    $   1,726,319       $  71,861
 Net realized gain (loss) on investments ........     15,436,145       13,926,306          10,794
 Change in unrealized appreciation
  (depreciation) of investments .................     (5,800,109)       6,831,397         (49,579)
                                                   -------------    -------------       ---------
 Net increase (decrease) in net assets from
  operations ....................................     14,528,972       22,484,022          33,076
                                                   -------------    -------------       ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,319,385        1,409,402           9,605
  Transfers between funds including
   guaranteed interest
   account, net .................................     (4,427,840)      (3,358,266)      5,634,487
  Transfers for contract benefits and
   terminations .................................    (11,782,860)     (11,718,404)        (10,179)
  Contract maintenance charges ..................       (438,749)        (439,553)           (430)
                                                   -------------    -------------       ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (15,330,064)     (14,106,821)      5,633,483
                                                   -------------    -------------       ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         18,208           20,264           8,093
                                                   -------------    -------------       ---------
Increase (Decrease) in Net Assets ...............       (782,884)       8,397,465       5,674,652
Net Assets -- Beginning of Period ...............    159,013,935      150,616,470              --
                                                   -------------    -------------       ---------
Net Assets -- End of Period .....................  $ 158,231,051    $ 159,013,935       $5,674,652
                                                   =============    =============       ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --
 Redeemed .......................................             --               --              --
                                                   -------------    -------------       ----------
 Net Increase (Decrease) ........................             --               --              --
                                                   =============    =============       ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,366            1,369             543
 Redeemed .......................................         (2,395)          (2,483)               (5)
                                                   -------------    -------------       ------------
 Net Increase (Decrease) ........................         (1,029)          (1,114)            538
                                                   =============    =============       ===========



                                                              EQ/GAMCO              EQ/International     EQ/Janus
                                                      Small Company Value (c)          Growth (d)     Large Cap Growth
                                                  -------------------------------- ------------------ ----------------
                                                        2005            2004              2005              2005
                                                  --------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets From Operations:
 Net investment income (loss) ...................   $   (46,592)     $    (542)        $   1,993       $   (325,543)
 Net realized gain (loss) on investments ........       773,181         43,224             4,312            296,486
 Change in unrealized appreciation
  (depreciation) of investments .................      (383,515)        41,981            34,215          1,211,114
                                                    -----------      ---------         ---------       ------------
 Net increase (decrease) in net assets from
  operations ....................................       343,074         84,663            40,520          1,182,057
                                                    -----------      ---------         ---------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       156,876         14,645            79,971            232,452
  Transfers between funds including
   guaranteed interest
   account, net .................................     8,791,590      2,201,732           506,575            149,555
  Transfers for contract benefits and
   terminations .................................      (590,491)        (8,561)          (11,463)        (1,632,779)
  Contract maintenance charges ..................       (18,512)          (456)             (315)           (44,893)
                                                    -----------      ---------         ---------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,339,463      2,207,360           574,768         (1,295,665)
                                                    -----------      ---------         ---------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        34,239          2,574             1,805            (13,833)
                                                    -----------      ---------         ---------       ------------
Increase (Decrease) in Net Assets ...............     8,716,776      2,294,597           617,093           (127,443)
Net Assets -- Beginning of Period ...............     2,294,597             --                --         22,133,123
                                                    -----------      ---------         ---------       ------------
Net Assets -- End of Period .....................   $11,011,373      $2,294,597        $ 617,093       $ 22,005,680
                                                    ===========      ==========        =========       ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --                --                 --
 Redeemed .......................................            --             --                --                 --
                                                    -----------      ----------        ---------       ------------
 Net Increase (Decrease) ........................            --             --                --                 --
                                                    ===========      ==========        =========       ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           544            106                69                550
 Redeemed .......................................          (172)              (4)            (15)              (767)
                                                    -----------      ------------      ---------       ------------
 Net Increase (Decrease) ........................           372            102                54               (217)
                                                    ===========      ===========       =========       ============



                                                     EQ/Janus
                                                    Large Cap
                                                      Growth
                                                  --------------
                                                       2004
                                                  --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (277,427)
 Net realized gain (loss) on investments ........    (1,095,015)
 Change in unrealized appreciation
  (depreciation) of investments .................     3,517,516
                                                   ------------
 Net increase (decrease) in net assets from
  operations ....................................     2,145,074
                                                   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       258,465
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,908,581)
  Transfers for contract benefits and
   terminations .................................    (1,352,980)
  Contract maintenance charges ..................       (43,620)
                                                   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,046,716)
                                                   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        22,207
                                                   ------------
Increase (Decrease) in Net Assets ...............      (879,435)
Net Assets -- Beginning of Period ...............    23,012,558
                                                   ------------
Net Assets -- End of Period .....................  $ 22,133,123
                                                   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --
 Redeemed .......................................            --
                                                   ------------
 Net Increase (Decrease) ........................            --
                                                   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           422
 Redeemed .......................................          (978)
                                                   ------------
 Net Increase (Decrease) ........................          (556)
                                                   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/JPMorgan                     EQ/JPMorgan
                                                             Core Bond                  Value Opportunities
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,200,186    $  1,244,901    $     10,956    $    (72,192)
 Net realized gain (loss) on investments ........       (69,024)        (88,297)        162,012        (513,252)
 Change in unrealized appreciation
  (depreciation) of investments .................      (736,576)         44,682         645,900       4,267,719
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       394,586       1,201,286         818,868       3,682,275
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       781,600         842,935         277,182         443,408
  Transfers between funds including
   guaranteed interest
   account, net .................................    14,453,748       2,734,489      (2,308,796)     (1,967,443)
  Transfers for contract benefits and
   terminations .................................    (5,449,553)     (3,813,729)     (4,520,322)
  Contract maintenance charges ..................      (141,525)       (120,300)       (126,532)       (141,318)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,644,270        (356,605)     (6,678,468)     (5,343,212)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,437           1,330          28,414          33,641
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    10,042,293         846,011      (5,831,186)     (1,627,296)
Net Assets -- Beginning of Period ...............    49,224,984      48,378,973      41,948,560      43,575,856
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 59,267,277    $ 49,224,984    $ 36,117,374    $ 41,948,560
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,770           1,335             156             217
 Redeemed .......................................        (1,071)         (1,366)           (664)           (649)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................           699             (31)           (508)           (432)
                                                   ============    ============    ============    ============



                                                             EQ/Lazard               EQ/Legg Mason       EQ/Long
                                                          Small Cap Value          Value Equity (e)   Term Bond (d)
                                                  ------------------------------- ------------------ --------------
                                                        2005            2004             2005             2005
                                                  --------------- --------------- ------------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,354,334    $  1,850,392       $   (870)        $   36,790
 Net realized gain (loss) on investments ........     5,945,564       3,480,338            878            (11,016)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,808,782)        512,664         12,244            (66,122)
                                                   ------------    ------------       --------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,491,116       5,843,394         12,252            (40,348)
                                                   ------------    ------------       --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       448,250       1,173,197             20             87,639
  Transfers between funds including
   guaranteed interest
   account, net .................................     1,321,146       8,960,341        649,750          3,328,329
  Transfers for contract benefits and
   terminations .................................    (4,295,618)     (3,369,091)       (11,303)          (117,375)
  Contract maintenance charges ..................      (128,404)       (118,053)          (376)            (2,988)
                                                   ------------    ------------       --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,654,626)      6,646,394        638,091          3,295,605
                                                   ------------    ------------       --------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,781           2,499          1,061             15,207
                                                   ------------    ------------       --------         ----------
Increase (Decrease) in Net Assets ...............    (1,161,729)     12,492,287        651,404          3,270,462
Net Assets -- Beginning of Period ...............    47,504,644      35,012,357             --                 --
                                                   ------------    ------------       --------         ----------
Net Assets -- End of Period .....................  $ 46,342,915    $ 47,504,644       $651,404         $3,270,462
                                                   ============    ============       ========         ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --             --                 --
 Redeemed .......................................            --              --             --                 --
                                                   ------------    ------------       --------         ----------
 Net Increase (Decrease) ........................            --              --             --                 --
                                                   ============    ============       ========         ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           901           1,384             62                472
 Redeemed .......................................        (1,057)           (954)            (1)              (146)
                                                   ------------    ------------       -----------      ----------
 Net Increase (Decrease) ........................          (156)            430             61                326
                                                   ============    ============       ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                   Growth and Income (d)   Large Cap Core (d)   Mid Cap Value (d)
                                                  ----------------------- -------------------- -------------------
                                                            2005                  2005                 2005
                                                  ----------------------- -------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................        $    419               $   (875)          $    9,536
 Net realized gain (loss) on investments ........           2,795                  3,549               32,799
 Change in unrealized appreciation
  (depreciation) of investments .................          17,643                 13,351              186,074
                                                         --------               --------           ----------
 Net increase (decrease) in net assets from
  operations ....................................          20,857                 16,025              228,409
                                                         --------               --------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          96,621                     --               31,111
  Transfers between funds including
   guaranteed interest
   account, net .................................         683,641                609,092            7,521,183
  Transfers for contract benefits and
   terminations .................................         (26,376)                (9,484)            (177,149)
  Contract maintenance charges ..................          (1,164)                  (561)              (5,397)
                                                         --------               --------           ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................         752,722                599,047            7,369,748
                                                         --------               --------           ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           3,421                  2,956               21,858
                                                         --------               --------           ----------
Increase (Decrease) in Net Assets ...............         777,000                618,028            7,620,014
Net Assets -- Beginning of Period ...............              --                     --                   --
                                                         --------               --------           ----------
Net Assets -- End of Period .....................        $777,000               $618,028           $7,620,014
                                                         ========               ========           ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --                     --                   --
 Redeemed .......................................              --                     --                   --
                                                         --------               --------           ----------
 Net Increase (Decrease) ........................              --                     --                   --
                                                         ========               ========           ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              82                     71                  780
 Redeemed .......................................              (9)                   (13)                 (98)
                                                         -----------            --------           ----------
 Net Increase (Decrease) ........................              73                     58                  682
                                                         ==========             ========           ==========



                                                            EQ/Marsico                       EQ/Mercury
                                                               Focus                     Basic Value Equity
                                                  ------------------------------- ---------------------------------
                                                        2005            2004            2005             2004
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (841,993)   $   (773,007)   $    (141,014)   $   1,212,501
 Net realized gain (loss) on investments ........     5,056,821       2,654,309       11,169,086        7,039,057
 Change in unrealized appreciation
  (depreciation) of investments .................     1,301,151       2,946,906       (9,181,971)       7,239,833
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     5,515,979       4,828,208        1,846,101       15,491,391
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       629,948         654,059        1,255,637        1,716,698
  Transfers between funds including
   guaranteed interest
   account, net .................................     9,292,452         784,276      (17,538,334)       4,103,795
  Transfers for contract benefits and
   terminations .................................    (4,200,923)     (4,001,647)     (14,843,578)     (13,498,302)
  Contract maintenance charges ..................      (161,564)       (153,923)        (493,953)        (535,736)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,559,913      (2,717,235)     (31,620,228)      (8,213,545)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     2,941,819           2,930           13,709           17,115
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     8,134,073       2,113,903      (29,760,418)       7,294,961
Net Assets -- Beginning of Period ...............    60,200,628      58,086,725      183,903,394      176,608,433
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 68,334,701    $ 60,200,628    $ 154,142,976    $ 183,903,394
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --               --
 Redeemed .......................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,354           1,153              520            1,167
 Redeemed .......................................          (971)         (1,377)          (2,119)          (1,601)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           383            (224)          (1,599)            (434)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                          EQ/MFS
                                                         International Value            Emerging Growth Companies
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  --------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    224,157     $   105,948      $  (1,432,384)   $  (1,585,087)
 Net realized gain (loss) on investments ........     1,753,381         519,151        (10,241,697)     (11,988,675)
 Change in unrealized appreciation
  (depreciation) of investments .................     4,119,605       9,259,830         18,666,905       25,504,516
                                                   ------------     -----------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     6,097,143       9,884,929          6,992,824       11,930,754
                                                   ------------     -----------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       691,366         884,267            818,721        1,231,887
  Transfers between funds including
   guaranteed interest
   account, net .................................     8,513,211       2,519,375        (11,894,529)      (9,707,453)
  Transfers for contract benefits and
   terminations .................................    (5,375,687)     (3,160,695)        (8,773,192)      (8,663,621)
  Contract maintenance charges ..................      (195,510)       (159,074)          (355,799)        (405,715)
                                                   ------------     -----------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,633,380          83,873        (22,204,799)      17,544,902
                                                   ------------     -----------      -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,109           1,036                324              813
                                                   ------------     -----------      -------------    -------------
Increase (Decrease) in Net Assets ...............     9,731,632       9,969,838        (13,211,651)      (5,613,335)
Net Assets -- Beginning of Period ...............    60,926,797      50,956,959        116,247,454      121,860,789
                                                   ------------     -----------      -------------    -------------
Net Assets -- End of Period .....................  $ 70,658,429     $60,926,797      $ 103,035,803    $ 116,247,454
                                                   ============     ===========      =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                 --               --
 Redeemed .......................................            --              --                 --               --
                                                   ------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................            --              --                 --               --
                                                   ============     ===========      =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,037             688                262              478
 Redeemed .......................................          (816)           (697)            (1,812)          (1,929)
                                                   ------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................           221              (9)            (1,550)          (1,451)
                                                   ============     ===========      =============    =============

                                                              EQ/MFS                          EQ/Money
                                                          Investors Trust                      Market
                                                  ------------------------------- ---------------------------------
                                                        2005            2004            2005             2004
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (140,994)   $   (139,008)   $   1,447,379    $  (1,006,754)
 Net realized gain (loss) on investments ........      (157,679)       (608,085)        (258,295)        (574,264)
 Change in unrealized appreciation
  (depreciation) of investments .................     1,066,938       2,184,909          321,582          555,369
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       768,265       1,437,816        1,510,666       (1,025,649)
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        81,764         136,094        3,394,777        5,673,757
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,347,474)       (361,190)      19,622,423        3,408,098
  Transfers for contract benefits and
   terminations .................................    (1,221,364)     (1,279,415)     (44,825,075)     (44,471,787)
  Contract maintenance charges ..................       (33,918)        (37,206)        (310,344)        (373,509)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,520,992)     (1,541,717)     (22,118,219)     (35,763,441)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         9,737          10,240            4,652            8,406
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (1,742,990)        (93,661)     (20,602,901)     (36,780,684)
Net Assets -- Beginning of Period ...............    15,970,530      16,064,191      137,677,779      174,458,463
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 14,227,540    $ 15,970,530    $ 117,074,878    $ 137,677,779
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              307              562
 Redeemed .......................................            --              --              413             (662)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --             (106)            (100)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           136             175            5,852            5,365
 Redeemed .......................................          (417)           (362)          (6,527)          (6,551)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................          (281)           (187)            (675)          (1,186)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Montag & Caldwell         EQ/PIMCO
                                                          Growth (c)          Real Return (d)
                                                  -------------------------- -----------------
                                                       2005          2004           2005
                                                  -------------- ----------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (7,498)    $   (24)     $  122,835
 Net realized gain (loss) on investments ........        5,011          --             236
 Change in unrealized appreciation
  (depreciation) of investments .................       41,258         969        (151,819)
                                                    ----------     -------      ----------
 Net increase (decrease) in net assets from
  operations ....................................       38,771         945         (28,748)
                                                    ----------     -------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       23,125      10,966         210,476
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,299,047      35,753       7,846,235
  Transfers for contract benefits and
   terminations .................................      (34,809)         --        (257,252)
  Contract maintenance charges ..................       (2,412)         --          (5,094)
                                                    ----------     -------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,284,951      46,719       7,794,365
                                                    ----------     -------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       10,605          72          21,776
                                                    ----------     -------      ----------
Increase (Decrease) in Net Assets ...............    1,334,327      47,736       7,787,393
Net Assets -- Beginning of Period ...............       47,736          --              --
                                                    ----------     -------      ----------
Net Assets -- End of Period .....................   $1,382,063     $47,736      $7,787,393
                                                    ==========     =======      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --          --              --
 Redeemed .......................................           --          --              --
                                                    ----------     -------      ----------
 Net Increase (Decrease) ........................           --          --              --
                                                    ==========     =======      ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          312          11             875
 Redeemed .......................................          (25)         --             (93)
                                                    ----------     -------      ----------
 Net Increase (Decrease) ........................          287          11             782
                                                    ==========     =======      ==========



                                                        EQ/Short                 EQ/Small                       EQ/TCW
                                                   Duration Bond (d)           Company Index                  Equity (c)
                                                  ------------------- ------------------------------- ---------------------------
                                                          2005              2005            2004           2005          2004
                                                  ------------------- --------------- --------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $    7,683       $   (116,526)   $    325,396     $  (18,618)    $   (286)
 Net realized gain (loss) on investments ........            748          3,518,277       1,758,539          5,664            1
 Change in unrealized appreciation
  (depreciation) of investments .................        (13,092)        (2,558,180)      3,276,757        162,520        6,035
                                                      ----------       ------------    ------------     ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................         (4,661)           843,571       5,360,692        149,566        5,750
                                                      ----------       ------------    ------------     ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         26,234            235,357         359,594         17,218        8,355
  Transfers between funds including
   guaranteed interest
   account, net .................................      2,695,849         (3,086,415)      3,840,927      1,504,788      346,121
  Transfers for contract benefits and
   terminations .................................       (427,632)        (2,777,198)     (2,422,047)       (84,462)        (829)
  Contract maintenance charges ..................           (800)          (103,153)       (108,657)        (3,411)         (17)
                                                      ----------       ------------    ------------     ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,993,651         (5,731,409)      1,669,817      1,434,133      353,630
                                                      ----------       ------------    ------------     ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         13,341              1,992           2,426         18,271          285
                                                      ----------       ------------    ------------     ----------     --------
Increase (Decrease) in Net Assets ...............      2,302,331         (4,885,847)      7,032,935      1,601,970      359,665
Net Assets -- Beginning of Period ...............             --         39,378,164      32,345,229        359,665           --
                                                      ----------       ------------    ------------     ----------     --------
Net Assets -- End of Period .....................     $2,302,331       $ 34,492,317    $ 39,378,164     $1,961,635     $359,665
                                                      ==========       ============    ============     ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                 --              --             --           --
 Redeemed .......................................             --                 --              --             --           --
                                                      ----------       ------------    ------------     ----------     --------
 Net Increase (Decrease) ........................             --                 --              --             --           --
                                                      ==========       ============    ============     ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            297                380           1,020            128           21
 Redeemed .......................................            (67)              (786)           (891)           (36)          --
                                                      ----------       ------------    ------------     ----------     --------
 Net Increase (Decrease) ........................            229               (406)            129             92           21
                                                      ==========       ============    ============     ==========     ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/UBS              EQ/Van Kampen
                                                      Growth and Income (c)       Comstock (d)
                                                  ----------------------------- ---------------
                                                       2005           2004            2005
                                                  -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    3,369     $    772       $   27,883
 Net realized gain (loss) on investments ........       16,172          644            3,685
 Change in unrealized appreciation
  (depreciation) of investments .................       53,436        2,178          211,413
                                                    ----------     --------       ----------
 Net increase (decrease) in net assets from
  operations ....................................       72,977        3,594          242,981
                                                    ----------     --------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       (6,210)      11,783              947
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,935,876      103,388        7,451,947
  Transfers for contract benefits and
   terminations .................................      (49,167)     (12,588)        (225,848)
  Contract maintenance charges ..................       (1,180)        (102)          (3,475)
                                                    ----------     --------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,879,319      102,481        7,223,571
                                                    ----------     --------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        9,684          140           17,948
                                                    ----------     --------       ----------
Increase (Decrease) in Net Assets ...............    1,961,980      106,215        7,484,500
Net Assets -- Beginning of Period ...............      106,215           --               --
                                                    ----------     --------       ----------
Net Assets -- End of Period .....................   $2,068,195     $106,215       $7,484,500
                                                    ==========     ========       ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --               --
 Redeemed .......................................           --           --               --
                                                    ----------     --------       ----------
 Net Increase (Decrease) ........................           --           --               --
                                                    ==========     ========       ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          419           23              752
 Redeemed .......................................          (68)          (3)             (38)
                                                    ----------     --------       ----------
 Net Increase (Decrease) ........................          351           20              714
                                                    ==========     ========       ==========

                                                                                   EQ/Van Kampen  EQ/Wells Fargo
                                                           EQ/Van Kampen              Mid Cap       Montgomery
                                                      Emerging Markets Equity       Growth (d)     Small Cap (d)
                                                  ------------------------------- -------------- ----------------
                                                        2005            2004           2005            2005
                                                  --------------- --------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (527,013)   $   (344,957)    $   (8,316)     $ 12,923
 Net realized gain (loss) on investments ........     8,734,011       1,458,292         46,212         3,950
 Change in unrealized appreciation
  (depreciation) of investments .................     9,501,750       8,379,780        106,402        (4,074)
                                                   ------------    ------------     ----------      --------
 Net increase (decrease) in net assets from
  operations ....................................    17,708,748       9,493,115        144,298        12,779
                                                   ------------    ------------     ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       695,534         539,127         12,443        24,826
  Transfers between funds including
   guaranteed interest
   account, net .................................    11,074,764       5,363,895      1,973,474       296,117
  Transfers for contract benefits and
   terminations .................................    (5,084,614)     (3,198,179)       (61,568)      (49,843)
  Contract maintenance charges ..................      (182,318)       (144,299)        (2,735)          (42)
                                                   ------------    ------------     ----------      --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,503,366       2,560,544      1,921,614       271,058
                                                   ------------    ------------     ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           906           1,167          8,196         1,452
                                                   ------------    ------------     ----------      --------
Increase (Decrease) in Net Assets ...............    24,213,020      12,054,826      2,074,108       285,311
Net Assets -- Beginning of Period ...............    55,955,005      43,900,179             --            --
                                                   ------------    ------------     ----------      --------
Net Assets -- End of Period .....................  $ 80,168,025    $ 55,955,005     $2,074,108      $285,311
                                                   ============    ============     ==========      ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --             --            --
 Redeemed .......................................            --              --             --            --
                                                   ------------    ------------     ----------      --------
 Net Increase (Decrease) ........................            --              --             --            --
                                                   ============    ============     ==========      ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,498           1,877            229            30
 Redeemed .......................................        (2,000)         (1,648)           (61)           (6)
                                                   ------------    ------------     ----------      --------
 Net Increase (Decrease) ........................           498             229            168            24
                                                   ============    ============     ==========      ========

-------
(a)   Commenced operations on February 13, 2004.
(b) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(c)   Commenced operations on October 25, 2004.
(d)   Commenced operations on May 9, 2005.
(e)   Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2005


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 66 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation ll
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value (7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap

----------------------

(1)  Formerly known as AXA Premier VIP Small/Mid Cap Growth
(2)  Formerly known as AXA Premier VIP Small/Mid Cap Value
(3)  Formerly known as EQ/Alliance Premier Growth
(4)  Formerly known as EQ/Enterprise Small Company Growth
(5)  Formerly known as EQ/Enterprise Equity Income
(6)  Formerly known as EQ/FI Small/Mid Cap Value
(7)  Formerly known as EQ/Enterprise Small Company Value
(8)  Formerly known as J.P. Morgan Core Bond
(9)  Formerly known as JP Morgan Value Opportunities
(10) Formerly known as EQ/Enterprise Growth
(11) Formerly known as EQ/Enterprise Equity
(12) Formerly known as EQ/Enterprise Growth and Income
(13) Formerly known as EQ/Emerging Markets Equity


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:


                                                   Purchases        Sales
                                                 ------------- --------------
AXA Aggressive Allocation ....................     5,604,129      1,071,794
AXA Conservative Allocation ..................     7,639,351      2,238,169
AXA Conservative Plus Allocation .............     9,375,611      2,660,248
AXA Moderate Allocation ......................    24,791,144     63,023,168
AXA Moderate Plus Allocation .................    22,086,991      3,689,895
AXA Premier VIP Aggressive Equity ............     2,142,886     11,542,333
AXA Premier VIP Core Bond ....................     7,455,058     12,474,741
AXA Premier VIP Health Care ..................     5,303,882      5,525,297
AXA Premier VIP High Yield ...................    19,217,015     28,045,037
AXA Premier VIP International Equity .........     5,325,921      4,419,242
AXA Premier VIP Large Cap Core Equity ........     1,182,252      2,278,801
AXA Premier VIP Large Cap Growth .............     2,660,119      4,516,062
AXA Premier VIP Large Cap Value ..............     8,860,387      6,962,588
AXA Premier VIP Small/Mid Cap Growth .........     5,126,360      5,587,422
AXA Premier VIP Small/Mid Cap Value ..........    10,084,463     13,731,287
AXA Premier VIP Technology ...................     4,322,498     12,943,968
EQ/Alliance Common Stock .....................    10,866,506    110,591,966
EQ/Alliance Growth & Income ..................    21,747,691     72,674,990
EQ/Alliance Intermediate Government Sec. .....    10,687,736     42,480,703
EQ/Alliance International ....................     9,780,964     23,382,394
EQ/Alliance Large Cap Growth .................     4,169,666     18,971,329
EQ/Alliance Quality Bond .....................     8,405,124      6,889,547
EQ/Alliance Small Cap Growth .................     4,804,137     21,057,188
EQ/Ariel Appreciation II .....................       241,991            243
EQ/Bears Stearns Small Company Growth ........     5,069,447      2,464,597
EQ/Bernstein Diversified Value ...............    14,001,633     24,116,285
EQ/Boston Advisors Equity Income .............    12,463,823      1,648,113
EQ/Calvert Socially Responsible ..............       508,534        344,421
EQ/Capital Guardian Growth ...................     1,236,418        200,883
EQ/Capital Guardian International ............     7,543,708      3,707,960
EQ/Capital Guardian Research .................     2,213,750     13,254,181
EQ/Capital Guardian U.S. Equity ..............     6,220,579      7,583,539
EQ/Caywood-Scholl High Yield Bond ............     2,203,871        318,493
EQ/Equity 500 Index ..........................     9,344,382     28,273,300
EQ/Evergreen International Bond ..............       253,641         41,553
EQ/Evergreen Omega ...........................     1,607,280      4,310,257
EQ/FI Mid Cap ................................    20,911,046     15,701,094
EQ/FI Small/Mid Cap Value ....................    26,851,523     27,522,535
EQ/GAMCO Mergers and Acquisitions ............     5,774,880         51,374
EQ/GAMCO Small Company Value .................    11,751,190      2,729,726
EQ/International Growth ......................       741,157        162,591
EQ/Janus Large Cap Growth ....................     2,727,866      4,362,909
EQ/JPMorgan Core Bond ........................    20,711,063      9,863,171
EQ/JPMorgan Value Opportunities ..............     1,821,360      8,486,480
EQ/Lazard Small Cap Value ....................    14,355,122     13,479,241
EQ/Legg Mason Value Equity ...................       649,943         11,661
EQ/Long Term Bond ............................     4,712,534      1,344,624
EQ/Lord Abbett Growth and Income .............       853,187         96,626

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


3. Purchases and Sales of Investments (Concluded)


                                                  Purchases       Sales
                                                ------------- -------------
EQ/Lord Abbett Large Cap Core ...............        728,752       127,623
EQ/Lord Abbett Mid Cap Value ................      7,911,765       510,623
EQ/Marsico Focus ............................     15,578,027    12,178,566
EQ/Mercury Basic Value Equity ...............     12,435,016    37,681,195
EQ/Mercury International Value ..............     12,325,057     8,466,410
EQ/MFS Emerging Growth Companies ............        806,119    22,442,978
EQ/MFS Investors Trust ......................        969,424     3,621,673
EQ/Money Market .............................    121,040,747   141,707,006
EQ/Montag & Caldwell Growth .................      1,399,025       110,967
EQ/PIMCO Real Return ........................      8,595,634       651,818
EQ/Short Duration Bond ......................      2,867,864       553,152
EQ/Small Company Index ......................      5,513,364     9,757,296
EQ/TCW Equity ...............................      1,950,430       516,644
EQ/UBS Growth and Income ....................      2,181,297       288,924
EQ/Van Kampen Comstock ......................      7,550,320       280,918
EQ/Van Kampen Emerging Market Equity ........     23,764,828    15,257,859
EQ/Van Kampen Mid Cap Growth ................      2,535,668       614,173
EQ/Wells Fargo Montgomery Small Cap .........        351,425        65,958

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


4. Expenses and Related Party Transactions (Concluded)

Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



----------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
----------------------------------------------------------------------------
                            EQ/Technology       AXA Premier VIP Technology
----------------------------------------------------------------------------
Shares -- Class B                9,264,482        4,556,436
Value -- Class B            $   37,725,040       37,725,040
Net Assets before merger    $   37,725,040      $ 9,542,558
Net Assets after merger                 --      $47,267,598
----------------------------------------------------------------------------



6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:



                                                                  Asset-based                    Current     Maximum
                                                Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                Expense Risks       Charge          Charge        Charge     Charge
                                               --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .............................   0.90%           0.25%            --             1.15%       1.15%
Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued after
  August 13, 2001 .................... .....   1.10%           0.35%            0.25%          1.70%       1.70%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


6. Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction

BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each
                                      contract date anniversary.



Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value

Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn that         account value
                                      exceed 15% of account value. The charge begins at
                                      7% and declines by 1% each year.

                                      High -- During the first nine contract years, a
                                      charge is deducted from amounts withdrawn that
                                      exceed 15% of account value. The charge begins at
                                      8% and declines by 1% beginning in the third
                                      contract year.

BaseBuilder benefit charge            Low 0.30%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                       0.20%                                                  Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Aggressive Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 11.50
         Highest contract charges 1.70% Class B (n)     $ 12.45
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.70
         Highest contract charges 1.70% Class B (n)     $ 11.72
         All contract charges                                --

AXA Conservative Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 10.57
         Highest contract charges 1.70% Class B (n)     $ 10.82
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.37
         Highest contract charges 1.70% Class B (n)     $ 10.74
         All contract charges                                --

AXA Conservative-Plus Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 10.76
         Highest contract charges 1.70% Class B (n)     $ 11.19
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.47
         Highest contract charges 1.70% Class B (n)     $ 11.02
         All contract charges                                --

AXA Moderate Allocation(b)(k)
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 50.07
  2004   1.15% Class A                                  $ 48.21
  2003   1.15% Class A                                  $ 44.75
  2002   1.15% Class A                                  $ 37.91
  2001   1.15% Class A                                  $ 43.83

AXA Moderate Allocation(b)(k)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 54.27
         Highest contract charges 1.70% Class B (d)     $ 42.61
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 52.05
         Highest contract charges 1.70% Class B (d)     $ 41.36
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 48.11
         Highest contract charges 1.70% Class B (d)     $ 38.70
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 40.59
         Highest contract charges 1.70% Class B (d)     $ 33.05
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 46.74
         Highest contract charges 1.70% Class B (d)     $ 38.52
         All contract charges                                --

AXA Moderate-Plus Allocation

  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 11.37
         Highest contract charges 1.70% Class B (n)     $ 12.28
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
  2005
                                                                 7.52%
                                                                 6.23%
                  602             6,817          5.87%             --
  2004             --                --            --            7.44%
                   --                --            --            6.30%
                  192          $  2,040          2.74%             --

AXA Conservative Allocation
  2005
                                                                 1.93%
                                                                 0.71%
                  939             9,761          4.51%             --
  2004             --                --            --            3.74%
                   --                --            --            2.64%
                  437          $  4,511          4.73%             --

AXA Conservative-Plus Allocation
  2005
                                                                 2.73%
                                                                 1.50%
                1,253            13,241          4.67%             --
  2004             --                --            --            4.93%
                   --                --            --            3.81%
                  635          $  6,596          4.57%             --

AXA Moderate Allocation(b)(k)
  2005            703          $ 35,188          2.28%           3.85%
  2004            778          $ 37,532          2.49%           7.74%
  2003            909          $ 40,667          2.21%          18.03%
  2002          1,013          $ 38,398          1.51%         (13.51)%
  2001            387          $ 16,962          3.81%          (5.51)%

AXA Moderate Allocation(b)(k)
  2005
                                                                 4.27%
                                                                 3.02%
                7,497           337,587          2.28%             --
  2004             --                --            --            8.18%
                   --                --            --            6.88%
                8,374          $365,310          2.49%             --
  2003             --                --            --           18.54%
                   --                --            --           17.10%
                9,104          $370,750          2.21%             --
  2002             --                --            --          (13.16)%
                   --                --            --          (14.21)%
                9,708          $336,760          1.51%             --
  2001             --                --            --           (5.28)%
                   --                --            --           (1.04)%
                5,678          $229,005          3.81%             --

AXA Moderate-Plus Allocation
  2005
                                                                 6.14%
                                                                 4.86%
                2,669            29,848          4.92%             --

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Moderate-Plus Allocation (Continued)

  2004   Lowest contract charges 0.50% Class B (n)      $ 10.71
         Highest contract charges 1.70% Class B (n)     $ 11.71
         All contract charges                                --

AXA Premier VIP Aggressive Equity
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 61.29
  2004   1.15% Class A                                  $ 57.16
  2003   1.15% Class A                                  $ 51.45
  2002   1.15% Class A                                  $ 37.75
  2001   1.15% Class A                                  $ 53.56

AXA Premier VIP Aggressive Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 68.25
         Highest contract charges 1.70% Class B (d)     $ 53.59
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 63.39
         Highest contract charges 1.70% Class B (d)     $ 50.38
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 56.83
         Highest contract charges 1.70% Class B (d)     $ 45.72
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 41.54
         Highest contract charges 1.70% Class B (d)     $ 33.82
         All contract charges
  2001   Lowest contract charges 0.50% Class B (a)      $ 58.69
         Highest contract charges 1.70% Class B (d)     $ 48.37
         All contract charges                                --

AXA Premier VIP Core Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 11.63
         Highest contract charge 1.70% Class B (f)      $ 11.08
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 11.49
         Highest contract charge 1.70% Class B (f)      $ 11.07
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 11.11
         Highest contract charge 1.70% Class B (f)      $ 10.84
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)       $ 10.76
         Highest contract charge 1.70% Class B (f)      $ 10.63
         All contract charges                                --

AXA Premier VIP Health Care
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 12.06
         Highest contract charge 1.70% Class B (f)      $ 11.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 11.33
         Highest contract charge 1.70% Class B (f)      $ 10.93
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 10.16
         Highest contract charge 1.70% Class B (f)      $  9.91
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
  2004             --                --            --         7.46%
                   --                --            --         6.32%
                1,006           $10,701          4.09%          --

AXA Premier VIP Aggressive Equity
  2005            270           $16,518            --         7.23%
  2004            320           $18,274            --        11.08%
  2003            387           $19,896            --        36.30%
  2002            453           $17,100          0.01%      (29.52)%
  2001            576           $30,851          0.35%      (25.85)%

AXA Premier VIP Aggressive Equity
  2005
                   --                --            --         7.66%
                   --                --            --         6.37%
                  658            38,064            --           --
  2004             --                --            --        11.54%
                   --                --            --        10.19%
                  770           $41,681            --           --
  2003             --                --            --        36.82%
                   --                --            --        35.19%
                  852           $41,680            --           --
  2002             --                --            --       (29.22)%
                   --                --            --       (30.09)%
                  901           $32,521          0.01%          --
  2001             --                --            --       (21.78)%
                   --                --            --        (3.53)%
                1,104           $56,840          0.35%          --

AXA Premier VIP Core Bond
  2005
                   --                --            --         1.24%
                   --                --            --         0.02%
                4,117            46,047          3.45%          --
  2004             --                --            --         3.37%
                   --                --            --         2.12%
                4,655           $51,923          3.67%          --
  2003             --                --            --         3.26%
                   --                --            --         1.98%
                4,850           $52,844          3.33%          --
  2002             --                --            --         5.39%
                   --                --            --         4.22%
                4,354           $46,418          5.86%          --

AXA Premier VIP Health Care
  2005
                   --                --            --         6.43%
                   --                --            --         5.15%
                1,418            16,462          5.18%          --
  2004             --                --            --        11.57%
                   --                --            --        10.22%
                1,500           $16,508          6.49%          --
  2003             --                --            --        27.48%
                   --                --            --        25.92%
                1,308           $13,030          1.19%          --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Premier VIP Health Care (Continued)
  2002   Lowest contract charge 0.50% Class B (f)       $  7.97
         Highest contract charge 1.70% Class B (f)      $  7.87
         All contract charges                                --

AXA Premier VIP High Yield
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 31.86
  2004   1.15% Class A                                  $ 31.20
  2003   1.15% Class A                                  $ 28.97
  2002   1.15% Class A                                  $ 23.85
  2001   1.15% Class A                                  $ 24.80

AXA Premier VIP High Yield
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 35.26
         Highest contract charges 1.70% Class B (d)     $ 28.00
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 34.38
         Highest contract charges 1.70% Class B (d)     $ 27.64
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 31.80
         Highest contract charges 1.70% Class B (d)     $ 25.87
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 26.08
         Highest contract charges 1.70% Class B (d)     $ 21.48
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 27.00
         Highest contract charges 1.70% Class B (d)     $ 22.51
         All contract charges                                --

AXA Premier VIP International Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 14.18
         Highest contract charge 1.70% Class B (f)      $ 13.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 12.35
         Highest contract charge 1.70% Class B (f)      $ 11.90
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 10.52
         Highest contract charge 1.70% Class B (f)      $ 10.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)       $  7.87
         Highest contract charge 1.70% Class B (f)      $  7.78
         All contract charges                                --

AXA Premier VIP Large Cap Core Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 11.39
         Highest contract charge 1.70% Class B (f)      $ 10.85
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.72
         Highest contract charge 1.70% Class B (f)      $ 10.34
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $  9.83
         Highest contract charge 1.70% Class B (f)      $  9.59
         All contract charges                                --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Premier VIP Health Care (Continued)
  2002             --                --            --           (19.41)%
                   --                --            --           (20.42)%
                  908          $  7,164            --               --

AXA Premier VIP High Yield
  2005            110          $  3,518          7.18%            2.13%
  2004            132          $  4,123          6.32%            7.69%
  2003            131          $  3,797          5.32%           21.47%
  2002             93          $  2,218          8.92%           (3.84)%
  2001            104          $  2,579         10.45%           (0.20)%

AXA Premier VIP High Yield
  2005
                   --                --            --             2.55%
                   --                --            --             1.31%
                3,191            94,122          7.18%              --
  2004             --                --            --             8.13%
                   --                --            --             6.82%
                3,675          $106,800          6.32%              --
  2003             --                --            --            21.93%
                   --                --            --            20.45%
                3,767          $102,272          5.32%              --
  2002             --                --            --            (3.41)%
                   --                --            --            (4.58)%
                3,455          $ 77,749          8.92%              --
  2001             --                --            --            (0.04)%
                   --                --            --            (1.24)%
                3,435          $ 81,118         10.45%              --

AXA Premier VIP International Equity
  2005
                   --                --            --            14.87%
                   --                --            --            13.48%
                1,608            21,954          7.47%              --
  2004             --                --            --            17.32%
                   --                --            --            15.90%
                1,633          $ 19,579          3.26%              --
  2003             --                --            --            33.72%
                   --                --            --            32.02%
                1,417          $ 14,629          0.72%              --
  2002             --                --            --           (18.61)%
                   --                --            --           (19.54)%
                  945          $  7,369            --               --

AXA Premier VIP Large Cap Core Equity
  2005
                   --                --            --             6.20%
                   --                --            --             4.92%
                  854             9,357          2.54%              --
  2004             --                --            --             9.13%
                   --                --            --             7.81%
                  973          $ 10,142          4.39%              --
  2003             --                --            --            27.50%
                   --                --            --            26.04%
                1,019          $  9,823          0.15%              --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                      Unit value
                                                     ------------
AXA Premier VIP Large Cap Core Equity (Continued)
  2002   Lowest contract charge 0.50% Class B (f)      $  7.71
         Highest contract charge 1.70% Class B (f)     $  7.61
         All contract charges
                        --
AXA Premier VIP Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 10.10
         Highest contract charge 1.70% Class B (f)     $  9.62
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $  9.44
         Highest contract charge 1.70% Class B (f)     $  9.10
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $  8.90
         Highest contract charge 1.70% Class B (f)     $  8.68
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  6.84
         Highest contract charge 1.70% Class B (f)     $  6.76
         All contract charges                               --

AXA Premier VIP Large Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 12.62
         Highest contract charge 1.70% Class B (f)     $ 12.02
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $ 11.84
         Highest contract charge 1.70% Class B (f)     $ 11.42
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $ 10.40
         Highest contract charge 1.70% Class B (f)     $ 10.15
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  7.98
         Highest contract charge 1.70% Class B (f)     $  7.88
         All contract charges                               --

AXA Premier VIP Mid Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 10.46
         Highest contract charge 1.70% Class B (f)     $  9.96
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $  9.70
         Highest contract charge 1.70% Class B (f)     $  9.35
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $  8.72
         Highest contract charge 1.70% Class B (f)     $  8.52
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  6.25
         Highest contract charge 1.70% Class B (f)     $  6.18
         All contract charges                               --

AXA Premier VIP Mid Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 12.73
         Highest contract charge 1.70% Class B (f)     $ 12.13
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $ 11.92
         Highest contract charge 1.70% Class B (f)     $ 11.49
         All contract charges                               --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Premier VIP Large Cap Core Equity (Continued)
-------------------------------------------------------------------------------
  2002             --                --            --           (22.59)%
                   --                --            --           (23.59)%
                  810           $ 6,177          0.36%              --
AXA Premier VIP Large Cap Growth
  2005
                   --                --            --             6.95%
                   --                --            --             5.67%
                1,677            16,297            --               --
  2004             --                --            --             6.13%
                   --                --            --             4.85%
                1,855           $17,016            --               --
  2003             --                --            --            30.12%
                   --                --            --            28.40%
                1,776           $15,491            --               --
  2002             --                --            --           (30.13)%
                   --                --            --           (30.88)%
                1,317           $ 8,928            --               --

AXA Premier VIP Large Cap Value
  2005
                   --                --            --             6.56%
                   --                --            --             5.28%
                1,819            22,104          5.12%              --
  2004             --                --            --            13.85%
                   --                --            --            12.48%
                1,724           $19,852          7.18%              --
  2003             --                --            --            30.33%
                   --                --            --            28.81%
                1,563           $15,952          2.07%              --
  2002             --                --            --           (18.82)%
                   --                --            --           (19.84)%
                1,442           $11,400          0.69%              --

AXA Premier VIP Mid Cap Growth
  2005
                   --                --            --             7.84%
                   --                --            --             6.55%
                2,393            24,089         12.97%              --
  2004             --                --            --            11.17%
                   --                --            --             9.83%
                2,748           $25,891          1.76%              --
  2003             --                --            --            39.52%
                   --                --            --            37.86%
                2,795           $23,920          1.76%              --
  2002             --                --            --           (36.61)%
                   --                --            --           (37.26)%
                1,766           $10,935            --               --

AXA Premier VIP Mid Cap Value
  2005
                   --                --            --             6.81%
                   --                --            --             5.53%
                2,164            26,520         19.86%              --
  2004             --                --            --            14.61%
                   --                --            --            13.23%
                2,950           $34,188          6.05%              --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Premier VIP Mid Cap Value (Continued)
  2003   Lowest contract charge 0.50% Class B (f)      $  10.40
         Highest contract charge 1.70% Class B (f)     $  10.15
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)      $   7.43
         Highest contract charge 1.70% Class B (f)     $   7.34
         All contract charges                                --

AXA Premier VIP Technology(o)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $  10.36
         Highest contract charge 1.70% Class B (f)     $   9.87
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)      $   9.36
         Highest contract charge 1.70% Class B (f)     $   9.02
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)      $   8.96
         Highest contract charge 1.70% Class B (f)     $   8.74
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)      $   5.71
         Highest contract charge 1.70% Class B (f)     $   5.64
         All contract charges                                --

EQ/Alliance Common Stock
         Unit Value 1.15%*
  2005   1.15% Class A                                 $ 266.03
  2004   1.15% Class A                                 $ 257.37
  2003   1.15% Class A                                 $ 227.59
  2002   1.15% Class A                                 $ 153.56
  2001   1.15% Class A                                 $ 232.44

EQ/Alliance Common Stock
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)     $ 316.20
         Highest contract charges 1.70% Class B (d)    $ 219.99
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)     $ 304.68
         Highest contract charges 1.70% Class B (d)    $ 214.55
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)     $ 268.33
         Highest contract charges 1.70% Class B (d)    $ 191.26
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)     $ 180.32
         Highest contract charges 1.70% Class B (d)    $ 130.09
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)     $ 271.84
         Highest contract charges 1.70% Class B (d)    $ 198.52
         All contract charges                                --

EQ/Alliance Growth and Income
         Unit Value 1.15%*
  2005   1.15% Class A                                 $  30.84
  2004   1.15% Class A                                 $  29.50
  2003   1.15% Class A                                 $  26.48
  2002   1.15% Class A                                 $  20.49
  2001   1.15% Class A                                 $  26.26

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Mid Cap Value (Continued)
  2003             --                --            --           39.95%
                   --                --            --           38.27%
                2,491          $ 25,413          0.75%             --
  2002             --                --            --          (23.64)%
                   --                --            --          (24.49)%
                1,819          $ 13,389            --              --

AXA Premier VIP Technology(o)
  2005
                   --                --            --           10.71%
                   --                --            --            9.38%
                4,223            42,059            --              --
  2004             --                --            --            4.46%
                   --                --            --            3.20%
                5,125          $ 46,563          1.09%             --
  2003             --                --            --           56.92%
                   --                --            --           54.96%
                1,064          $  9,352          4.93%             --
  2002             --                --            --          (44.02)%
                   --                --            --          (44.65)%
                  344          $  1,941            --              --

EQ/Alliance Common Stock
  2005            322          $ 85,655          0.81%           3.36%
  2004            407          $104,744          0.97%          13.09%
  2003            498          $113,310          1.34%          48.21%
  2002            560          $ 85,993          0.05%         (33.94)%
  2001            748          $173,865          2.20%         (11.55)%

EQ/Alliance Common Stock
  2005
                   --                --            --            3.78%
                   --                --            --            2.53%
                2,036           495,374          0.81%             --
  2004             --                --            --           13.55%
                   --                --            --           12.18%
                2,356          $558,043          0.97%             --
  2003             --                --            --           48.81%
                   --                --            --           47.02%
                2,585          $543,840          1.34%             --
  2002             --                --            --          (33.67)%
                   --                --            --          (34.48)%
                2,775          $395,966          0.05%             --
  2001             --                --            --           (9.43)%
                   --                --            --           (5.22)%
                3,282          $714,043          2.20%             --

EQ/Alliance Growth and Income
  2005          1,397          $ 43,091          3.86%           4.55%
  2004          1,692          $ 49,898          1.40%          11.38%
  2003          2,039          $ 54,010          1.08%          29.23%
  2002          2,361          $ 48,377          1.16%         (21.98)%
  2001          2,922          $ 76,732          0.84%          (2.45)%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance Growth and Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 32.70
         Highest contract charges 1.70% Class B (d)     $ 28.19
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 31.15
         Highest contract charges 1.70% Class B (d)     $ 27.18
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 27.85
         Highest contract charges 1.70% Class B (d)     $ 24.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 21.46
         Highest contract charges 1.70% Class B (d)     $ 19.19
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 27.40
         Highest contract charges 1.70% Class B (d)     $ 24.79
         All contract charges                                --

EQ/Alliance Intermediate Government Securities
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 19.61
  2004   1.15% Class A                                  $ 19.55
  2003   1.15% Class A                                  $ 19.35
  2002   1.15% Class A                                  $ 19.12
  2001   1.15% Class A                                  $ 17.76

EQ/Alliance Intermediate Government Securities
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 21.14
         Highest contract charges 1.70% Class B (d)     $ 17.67
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 20.98
         Highest contract charges 1.70% Class B (d)     $ 17.76
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 20.69
         Highest contract charges 1.70% Class B (d)     $ 17.72
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 20.36
         Highest contract charges 1.70% Class B (d)     $ 17.65
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 18.84
         Highest contract charges 1.70% Class B (d)     $ 16.54
         All contract charges                                --

EQ/Alliance International (j) (m)
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 15.81
  2004   1.15% Class A                                  $ 13.84
  2003   1.15% Class A                                  $ 11.82
  2002   1.15% Class A                                  $  8.83
  2001   1.15% Class A                                  $  9.91

EQ/Alliance International (j) (m)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 16.58
         Highest contract charges 1.70% Class B (d)     $ 14.55
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income
  2005
                    --               --            --            4.98%
                    --               --            --            3.71%
                12,570          366,624          3.86%             --
  2004              --               --            --           11.83%
                    --               --            --           10.48%
                14,430         $404,887          1.40%             --
  2003              --               --            --           29.80%
                    --               --            --           28.18%
                16,140         $408,824          1.08%             --
  2002              --               --            --          (21.68)%
                    --               --            --          (22.60)%
                17,883         $352,335          1.16%             --
  2001              --               --            --            0.51%
                    --               --            --           (4.17)%
                18,876         $479,870          0.84%             --

EQ/Alliance Intermediate Government Securities
  2005             293         $  5,747          3.15%           0.33%
  2004             354         $  6,917          2.75%           1.02%
  2003             460         $  8,893          3.27%           1.20%
  2002           1,043         $ 19,942          5.01%           7.66%
  2001             641         $ 11,384          5.10%           6.86%

EQ/Alliance Intermediate Government Securities
  2005
                    --               --            --            0.73%
                    --               --            --           -0.48%
                 7,156          130,692          3.15%             --
  2004              --               --            --            1.43%
                    --               --            --            0.21%
                 8,965         $164,292          2.75%             --
  2003              --               --            --            1.61%
                    --               --            --            0.41%
                11,443         $208,796          3.27%             --
  2002              --               --            --            8.06%
                    --               --            --            6.71%
                15,412         $279,403          5.01%             --
  2001              --               --            --            6.58%
                    --               --            --            1.56%
                 9,927         $168,636          5.10%             --

EQ/Alliance International (j) (m)
  2005           1,271         $ 20,101          1.49%          14.25%
  2004           1,509         $ 20,882          1.85%          17.11%
  2003           1,843         $ 21,775          1.80%          33.86%
  2002           1,978         $ 17,465            --          (10.90)%
  2001             816         $  8,087          1.65%         (23.76)%

EQ/Alliance International (j) (m)
  2005
                    --               --            --           14.72%
                    --               --            --           13.34%
                10,144          151,869          1.49%             --

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance International (j) (m) (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.45
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.29
         Highest contract charges 1.70% Class B (d)     $ 11.05
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.14
         Highest contract charges 1.70% Class B (d)     $  8.32
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.22
         Highest contract charges 1.70% Class B (d)     $  9.41
         All contract charges                                --

EQ/Alliance Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  7.55
         Highest contract charges 1.70% Class B (d)     $  6.96
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  6.60
         Highest contract charges 1.70% Class B (d)     $  6.16
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  6.12
         Highest contract charges 1.70% Class B (d)     $  5.78
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  4.99
         Highest contract charges 1.70% Class B (d)     $  4.77
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  7.29
         Highest contract charges 1.70% Class B (d)     $  7.05
         All contract charges                                --

EQ/Alliance Quality Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 17.77
         Highest contract charges 1.70% Class B (f)     $ 15.31
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 17.51
         Highest contract charges 1.70% Class B (f)     $ 15.27
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 16.96
         Highest contract charges 1.70% Class B (f)     $ 14.97
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 16.46
         Highest contract charges 1.70% Class B (f)     $ 14.71
         All contract charges                                --

EQ/Alliance Small Cap Growth (i)
-------------------------------------------------------------------
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 17.56
  2004   1.15% Class A                                  $ 15.89
  2003   1.15% Class A                                  $ 14.06
  2002   1.15% Class A                                  $ 10.07
  2001   1.15% Class A                                  $ 14.57

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance International (j) (m) (Continued)
  2004              --               --            --           17.58%
                    --               --            --           16.17%
                10,920         $143,903          1.85%             --
  2003              --               --            --           34.47%
                    --               --            --           32.81%
                11,827         $133,838          1.80%             --
  2002              --               --            --          (10.57)%
                    --               --            --          (11.59)%
                11,380         $ 96,673            --              --
  2001              --               --            --          (22.79)%
                    --               --            --           (4.18)%
                 2,236         $ 21,452          1.65%             --

EQ/Alliance Large Cap Growth
  2005
                    --               --            --           14.36%
                    --               --            --           12.98%
                14,003           99,105            --              --
  2004              --               --            --            7.84%
                    --               --            --            6.54%
                16,193         $101,176            --              --
  2003              --               --            --           22.65%
                    --               --            --           21.19%
                19,266         $112,705            --              --
  2002              --               --            --          (31.55)%
                    --               --            --          (32.35)%
                21,871         $105,934            --              --
  2001              --               --            --          (20.70)%
                    --               --            --           (7.60)%
                26,235         $186,351          0.01%             --

EQ/Alliance Quality Bond
  2005
                    --               --            --            1.49%
                    --               --            --            0.27%
                 1,582           25,077          3.87%             --
  2004              --               --            --            3.23%
                    --               --            --            1.98%
                 1,526         $ 24,056          4.05%             --
  2003              --               --            --            3.03%
                    --               --            --            1.77%
                 1,523         $ 23,461          2.77%             --
  2002              --               --            --            5.92%
                    --               --            --            4.70%
                 1,469         $ 22,156          7.12%             --

EQ/Alliance Small Cap Growth (i)
  2005             365         $  6,412            --           10.50%
  2004             358         $  5,682            --           12.96%
  2003             402         $  5,658            --           39.62%
  2002             428         $  4,310            --          (30.88)%
  2001             497         $  7,241          1.13%         (14.04)%

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance Small Cap Growth (i)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 18.20
         Highest contract charges 1.70% Class B (d)     $ 16.39
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 16.41
         Highest contract charges 1.70% Class B (d)     $ 14.95
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 14.47
         Highest contract charges 1.70% Class B (d)     $ 13.34
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.32
         Highest contract charges 1.70% Class B (d)     $  9.63
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 14.86
         Highest contract charges 1.70% Class B (d)     $ 14.04
         All contract charges                                --

EQ/Ariel Appreciation II
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.38
         Highest contract charges 1.70% Class B (r)     $ 10.35
         All contract charges                                --

EQ/Bear Stearns Small Company Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  8.59
         Highest contract charges 1.70% Class B (p)     $  7.89
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  8.04
         Highest contract charges 1.70% Class B (p)     $  7.46
         All contract charges                                --

EQ/Bernstein Diversified Value (c)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 16.05
         Highest contract charges 1.70% Class B (d)     $ 14.57
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.30
         Highest contract charges 1.70% Class B (d)     $ 14.06
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.56
         Highest contract charges 1.70% Class B (d)     $ 12.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.58
         Highest contract charges 1.70% Class B (d)     $  9.96
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 12.31
         Highest contract charges 1.70% Class B (d)     $ 11.73
         All contract charges                                --

EQ/Boston Advisors Equity Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  6.30
         Highest contract charges 1.70% Class B (p)     $  5.78
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  5.96
         Highest contract charges 1.70% Class B (p)     $  5.54
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (i)
  2005
                    --               --            --           10.95%
                    --               --            --            9.62%
                 6,419          107,631            --              --
  2004              --               --            --           13.41%
                    --               --            --           12.05%
                 7,402         $112,923            --              --
  2003              --               --            --           40.21%
                    --               --            --           38.54%
                 8,248         $112,020            --              --
  2002              --               --            --          (30.55)%
                    --               --            --          (31.42)%
                 8,515         $ 83,261            --              --
  2001              --               --            --           (6.61)%
                    --               --            --           (1.81)%
                 7,897         $112,407          1.13%             --

EQ/Ariel Appreciation II
  2005
                    --               --            --            3.83%
                    --               --            --            3.54%
                    23              244          0.74%             --

EQ/Bear Stearns Small Company Growth
  2005
                    --               --            --            6.95%
                    --               --            --            5.67%
                   441            3,552          3.12%             --
  2004              --               --            --           14.09%
                    --               --            --           13.83%
                   123         $    937            --              --

EQ/Bernstein Diversified Value (c)
  2005
                    --               --            --            4.91%
                    --               --            --            3.65%
                10,260          153,051          3.14%             --
  2004              --               --            --           12.88%
                    --               --            --           11.52%
                11,146         $159,958          1.99%             --
  2003              --               --            --           28.17%
                    --               --            --           26.51%
                11,483         $147,389          1.34%             --
  2002              --               --            --          (14.05)%
                    --               --            --          (15.09)%
                11,295         $114,230          1.40%             --
  2001              --               --            --           (1.89)%
                    --               --            --           (1.18)%
                 8,329         $ 99,123          1.45%             --

EQ/Boston Advisors Equity Income
  2005
                    --               --            --            5.62%
                    --               --            --            4.35%
                 2,154           12,697            --              --
  2004              --               --            --            9.05%
                    --               --            --            8.80%
                   266         $  1,503          3.48%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Calvert Socially Responsible
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.20
         Highest contract charges 1.70% Class B (e)     $  8.51
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (e)      $  8.50
         Highest contract charges 1.70% Class B (e)     $  7.96
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (e)      $  8.25
         Highest contract charges 1.70% Class B (e)     $  7.82
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (e)      $  6.48
         Highest contract charges 1.70% Class B (e)     $  6.22
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (e)      $  8.85
         Highest contract charges 1.70% Class B (e)     $  8.60
         All contract charges                                --

EQ/Capital Guardian Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 13.33
         Highest contract charges 1.70% Class B (f)     $ 12.00
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 12.75
         Highest contract charges 1.70% Class B (f)     $ 11.62
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 12.14
         Highest contract charges 1.70% Class B (f)     $ 11.20
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $  9.84
         Highest contract charges 1.70% Class B (f)     $  9.19
         All contract charges                                --

EQ/Capital Guardian International
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 13.07
         Highest contract charges 1.70% Class B (f)     $ 12.06
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 11.22
         Highest contract charges 1.70% Class B (f)     $ 10.47
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $  9.92
         Highest contract charges 1.70% Class B (f)     $  9.38
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $  7.52
         Highest contract charges 1.70% Class B (f)     $  7.19
         All contract charges                                --

EQ/Capital Guardian Research (l)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.52
         Highest contract charges 1.70% Class B (d)     $ 11.55
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.87
         Highest contract charges 1.70% Class B (d)     $ 11.08
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
  2005
                   --                --            --            8.20%
                   --                --            --            6.90%
                  130             1,125          4.09%             --
  2004             --                --            --            3.07%
                   --                --            --            1.83%
                  116           $   939            --              --
  2003             --                --            --           27.31%
                   --                --            --           25.72%
                  113           $   897            --              --
  2002             --                --            --          (26.78)%
                   --                --            --          (27.68)%
                  105           $   655            --              --
  2001             --                --            --            2.89%
                   --                --            --            2.48%
                   19           $   165            --              --

EQ/Capital Guardian Growth
  2005
                   --                --            --            4.58%
                   --                --            --            3.33%
                  179             2,194          0.21%             --
  2004             --                --            --            5.01%
                   --                --            --            3.74%
                   89           $ 1,059          0.48%             --
  2003             --                --            --           23.38%
                   --                --            --           21.87%
                  117           $ 1,335          0.16%             --
  2002             --                --            --          (25.85)%
                   --                --            --          (26.66)%
                   52           $   489          0.28%             --

EQ/Capital Guardian International
  2005
                   --                --            --           16.54%
                   --                --            --           15.14%
                1,659            20,675          1.77%             --
  2004             --                --            --           13.04%
                   --                --            --           11.68%
                1,331           $14,271          1.70%             --
  2003             --                --            --           31.91%
                   --                --            --           30.46%
                  807           $ 7,656          1.58%             --
  2002             --                --            --          (14.55)%
                   --                --            --          (15.61)%
                  348           $ 2,524          2.20%             --

EQ/Capital Guardian Research (l)
  2005
                   --                --            --            5.53%
                   --                --            --            4.26%
                5,839            68,872          0.53%             --
  2004             --                --            --           10.35%
                   --                --            --            9.02%
                6,765           $76,328          0.61%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Capital Guardian Research (l) (Continued)
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.76
         Highest contract charges 1.70% Class B (d)     $ 10.16
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  8.22
         Highest contract charges 1.70% Class B (d)     $  7.86
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.97
         Highest contract charges 1.70% Class B (d)     $ 10.62
         All contract charges                                --

EQ/Capital Guardian U.S. Equity (h)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.28
         Highest contract charges 1.70% Class B (d)     $ 11.33
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.65
         Highest contract charges 1.70% Class B (d)     $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.71
         Highest contract charges 1.70% Class B (d)     $ 10.12
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.89
         Highest contract charges 1.70% Class B (d)     $  7.55
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.39
         Highest contract charges 1.70% Class B (d)     $ 10.06
         All contract charges                                --

EQ/Caywood-Scholl High Yield Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.46
         Highest contract charges 1.70% Class B (q)     $ 10.37
         All contract charges                                --

EQ/Equity 500 Index
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 29.22
         Highest contract charges 1.70% Class B (d)     $ 25.31
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 28.13
         Highest contract charges 1.70% Class B (d)     $ 24.66
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 25.65
         Highest contract charges 1.70% Class B (d)     $ 22.76
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 20.16
         Highest contract charges 1.70% Class B (d)     $ 18.11
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 26.11
         Highest contract charges 1.70% Class B (d)     $ 23.74
         All contract charges                                --

EQ/Evergreen International Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $  9.77
         Highest contract charges 1.70% Class B (r)     $  9.74
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (l) (Continued)
  2003             --                --            --           30.90%
                   --                --            --           29.26%
                7,243          $ 74,735          0.42%             --
  2002             --                --            --          (25.07)%
                   --                --            --          (25.99)%
                7,687          $ 61,160          0.50%             --
  2001             --                --            --            0.28%
                   --                --            --           (0.52)%
                  761          $  8,134          0.24%             --

EQ/Capital Guardian U.S. Equity (h)
  2005
                   --                --            --            5.43%
                   --                --            --            4.17%
                3,715            42,838          5.46%             --
  2004             --                --            --            8.78%
                   --                --            --            7.47%
                4,000          $ 44,150          0.48%             --
  2003             --                --            --           35.73%
                   --                --            --           34.02%
                3,767          $ 38,585          0.32%             --
  2002             --                --            --          (24.06)%
                   --                --            --          (24.96)%
                2,882          $ 21,951          0.51%             --
  2001             --                --            --            0.29%
                   --                --            --           (1.08)%
                1,152          $ 11,661          0.36%             --

EQ/Caywood-Scholl High Yield Bond
  2005
                   --                --            --            4.56%
                   --                --            --            3.72%
                  174          $  1,807         13.63%             --

EQ/Equity 500 Index
  2005
                   --                --            --            3.88%
                   --                --            --            2.63%
                5,668           148,550          3.00%             --
  2004             --                --            --            9.68%
                   --                --            --            8.36%
                6,511          $165,823          1.38%             --
  2003             --                --            --           27.21%
                   --                --            --           25.68%
                7,083          $166,206          1.27%             --
  2002             --                --            --          (22.79)%
                   --                --            --          (23.72)%
                7,353          $136,951          0.91%             --
  2001             --                --            --          (10.08)%
                   --                --            --           (3.86)%
                7,629          $185,741          0.83%             --

EQ/Evergreen International Bond
  2005
                   --                --            --           -2.31%
                   --                --            --           -2.59%
                   22               212            --              --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Evergreen Omega
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  9.07
         Highest contract charges 1.70% Class B (d)     $  8.33
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  8.77
         Highest contract charges 1.70% Class B (d)     $  8.15
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  8.23
         Highest contract charges 1.70% Class B (d)     $  7.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  5.99
         Highest contract charges 1.70% Class B (d)     $  5.70
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  7.92
         Highest contract charges 1.70% Class B (d)     $  7.64
         All contract charges                                --

EQ/FI Mid Cap
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.23
         Highest contract charges 1.70% Class B (d)     $ 11.47
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.56
         Highest contract charges 1.70% Class B (d)     $ 10.97
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.01
         Highest contract charges 1.70% Class B (d)     $  9.62
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.01
         Highest contract charges 1.70% Class B (d)     $  6.81
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  8.64
         Highest contract charges 1.70% Class B (d)     $  8.50
         All contract charges                                --

EQ/FI Mid Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 17.04
         Highest contract charges 1.70% Class B (d)     $ 15.34
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.38
         Highest contract charges 1.70% Class B (d)     $ 14.02
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.12
         Highest contract charges 1.70% Class B (d)     $ 12.10
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.89
         Highest contract charges 1.70% Class B (d)     $  9.24
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 11.66
         Highest contract charges 1.70% Class B (d)     $ 11.02
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
  2005
                    --               --            --            3.44%
                    --               --            --            2.20%
                 1,194           10,128          2.91%             --
  2004              --               --            --            6.51%
                    --               --            --            5.22%
                 1,548         $ 12,815          0.31%             --
  2003              --               --            --           37.40%
                    --               --            --           35.94%
                 1,184         $  9,300            --              --
  2002              --               --            --          (24.37)%
                    --               --            --          (25.40)%
                   834         $  4,799            --              --
  2001              --               --            --          (14.95)%
                    --               --            --           (3.10)%
                   537         $  4,131          0.01%             --

EQ/FI Mid Cap
  2005
                    --               --            --            5.84%
                    --               --            --            4.56%
                 7,030           81,842         13.24%             --
  2004              --               --            --           15.45%
                    --               --            --           14.06%
                 7,409         $ 82,301          6.20%             --
  2003              --               --            --           42.80%
                    --               --            --           41.26%
                 7,550         $ 73,326            --              --
  2002              --                                         (18.87)%
                    --                                         (19.89)%
                 6,335                                             --
  2001              --               --            --          (10.50)%
                    --               --            --           (3.69)%
                 3,310         $ 28,214          0.19%             --

EQ/FI Mid Cap Value
  2005
                    --               --            --           10.77%
                    --               --            --            9.44%
                10,049          158,052         10.69%             --
  2004              --               --            --           17.26%
                    --               --            --           15.84%
                11,078         $158,871          9.30%             --
  2003              --               --            --           32.65%
                    --               --            --           30.94%
                12,192         $150,515          0.37%             --
  2002              --               --            --          (15.18)%
                    --               --            --          (16.15)%
                12,999         $122,134          0.57%             --
  2001              --               --            --            6.89%
                    --               --            --           (2.28)%
                 8,376         $ 93,606          0.80%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/GAMCO Mergers and Acquisitions
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 10.56
         Highest contract charges 1.70% Class B (r)     $ 10.48
         All contract charges                                --

EQ/GAMCO Small Company Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $ 27.24
         Highest contract charges 1.70% Class B (p)     $ 22.05
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $ 26.24
         Highest contract charges 1.70% Class B (p)     $ 21.50
         All contract charges                                --

EQ/International Growth
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 11.56
         Highest contract charges 1.70% Class B (r)     $ 11.47
         All contract charges                                --

EQ/Janus Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  6.67
         Highest contract charges 1.70% Class B (d)     $  6.26
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  6.25
         Highest contract charges 1.70% Class B (d)     $  5.93
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  5.60
         Highest contract charges 1.70% Class B (d)     $  5.38
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  4.47
         Highest contract charges 1.70% Class B (d)     $  4.35
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  6.45
         Highest contract charges 1.70% Class B (d)     $  6.35
         All contract charges                                --

EQ/JPMorgan Core Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 14.95
         Highest contract charges 1.70% Class B (f)     $ 13.57
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 14.70
         Highest contract charges 1.70% Class B (f)     $ 13.50
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 14.19
         Highest contract charges 1.70% Class B (f)     $ 13.20
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 13.80
         Highest contract charges 1.70% Class B (f)     $ 12.99
         All contract charges                                --

EQ/JPMorgan Value Opportunities
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 14.58
         Highest contract charges 1.70% Class B (d)     $ 13.12
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions
  2005
                   --                --            --            5.64%
                   --                --            --            4.79%
                  538             5,667          4.81%             --

EQ/GAMCO Small Company Value
  2005
                   --                --            --            3.80%
                   --                --            --            2.55%
                  474            10,971          9.76%             --
  2004             --                --            --           13.51%
                   --                --            --           13.26%
                  102           $ 2,292          9.32%             --

EQ/International Growth
  2005
                   --                --            --           15.64%
                   --                --            --           14.72%
                   54               615          2.36%             --

EQ/Janus Large Cap Growth
  2005
                   --                --            --            6.75%
                   --                --            --            5.47%
                3,465            21,903            --              --
  2004             --                --            --           11.59%
                   --                --            --           10.24%
                3,682           $22,024          0.24%             --
  2003             --                --            --           25.28%
                   --                --            --           23.70%
                4,238           $22,937            --              --
  2002             --                --            --          (30.70)%
                   --                --            --          (31.50)%
                4,684           $20,463            --              --
  2001             --                --            --          (20.01)%
                   --                --            --           (5.45)%
                3,726           $23,722          0.01%             --

EQ/JPMorgan Core Bond
  2005
                   --                --            --            1.71%
                   --                --            --            0.48%
                4,274            59,245          3.61%             --
  2004             --                --            --            3.58%
                   --                --            --            2.33%
                3,575           $49,206          4.28%             --
  2003             --                --            --            2.84%
                   --                --            --            1.62%
                3,606           $48,363          3.08%             --
  2002             --                --            --            7.56%
                   --                --            --            6.30%
                3,470           $45,666          9.56%             --

EQ/JPMorgan Value Opportunities
  2005
                   --                --            --            3.41%
                   --                --            --            2.16%
                2,671            36,117          1.45%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/JPMorgan Value Opportunities (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.10
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.78
         Highest contract charges 1.70% Class B (d)     $ 11.78
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.13
         Highest contract charges 1.70% Class B (d)     $  9.45
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 12.57
         Highest contract charges 1.70% Class B (d)     $ 11.88
         All contract charges                                --

EQ/Lazard Small Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 18.39
         Highest contract charges 1.70% Class B (f)     $ 16.69
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 17.65
         Highest contract charges 1.70% Class B (f)     $ 16.22
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 15.15
         Highest contract charges 1.70% Class B (f)     $ 14.09
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 11.08
         Highest contract charges 1.70% Class B (f)     $ 10.43
         All contract charges                                --

EQ/Legg Mason Value Equity
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 10.66
         Highest contract charges 1.70% Class B (r)     $ 10.63
         All contract charges                                --

EQ/Long Term Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.06
         Highest contract charges 1.70% Class B (q)     $  9.98
         All contract charges                                --

EQ/Lord Abbett Growth and Income
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.66
         Highest contract charges 1.70% Class B (q)     $ 10.57
         All contract charges                                --

EQ/Lord Abbett Large Cap Core
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.62
         Highest contract charges 1.70% Class B (q)     $ 10.54
         All contract charges                                --

EQ/Lord Abbett Mid Cap Value
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 11.21
         Highest contract charges 1.70% Class B (q)     $ 11.12
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities (Continued)
  2004             --                --            --           10.33%
                   --                --            --            9.00%
                3,179           $41,949          1.24%             --
  2003             --                --            --           26.16%
                   --                --            --           24.66%
                3,611           $43,576          1.33%             --
  2002             --                --            --          (19.41)%
                   --                --            --          (20.46)%
                3,936           $37,988          1.31%             --
  2001             --                --            --           (5.97)%
                   --                --            --           (4.52)%
                4,173           $50,494          0.93%             --

EQ/Lazard Small Cap Value
  2005
                   --                --            --            4.16%
                   --                --            --            2.91%
                2,709            46,249          8.86%             --
  2004             --                --            --           16.52%
                   --                --            --           15.12%
                2,865           $47,417         11.17%             --
  2003             --                --            --           36.75%
                   --                --            --           35.07%
                2,435           $34,939          1.25%             --
  2002             --                --            --          (14.04)%
                   --                --            --          (15.00)%
                1,821           $19,297          0.98%             --

EQ/Legg Mason Value Equity
  2005
                   --                --            --            6.62%
                   --                --            --            6.31%
                   61               650          0.15%             --

EQ/Long Term Bond
  2005
                   --                --            --            0.56%
                   --                --            --           -0.25%
                  326             3,255          5.74%             --

EQ/Lord Abbett Growth and Income
  2005
                   --                --            --            6.59%
                   --                --            --            5.73%
                   73               774          1.34%             --

EQ/Lord Abbett Large Cap Core
  2005
                   --                --            --            6.21%
                   --                --            --            5.40%
                   58               615          0.89%             --

EQ/Lord Abbett Mid Cap Value
  2005
                   --                --            --           12.11%
                   --                --            --           11.22%
                  682             7,598          1.53%             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Marsico Focus
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.82
         Highest contract charges 1.70% Class B (e)     $ 15.01
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (e)      $ 14.36
         Highest contract charges 1.70% Class B (e)     $ 13.79
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (e)      $ 13.06
         Highest contract charges 1.70% Class B (e)     $ 12.69
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (e)      $ 10.01
         Highest contract charges 1.70% Class B (e)     $  9.85
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (e)      $ 11.37
         Highest contract charges 1.70% Class B (e)     $ 11.33
         All contract charges                                --

EQ/Mercury Basic Value Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 21.84
         Highest contract charges 1.70% Class B (d)     $ 19.66
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 21.32
         Highest contract charges 1.70% Class B (d)     $ 19.43
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 19.38
         Highest contract charges 1.70% Class B (d)     $ 17.87
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 14.84
         Highest contract charges 1.70% Class B (d)     $ 13.86
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 17.90
         Highest contract charges 1.70% Class B (d)     $ 16.92
         All contract charges                                --

EQ/Mercury International Value (g)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 19.90
         Highest contract charges 1.70% Class B (f)     $ 17.91
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 18.04
         Highest contract charges 1.70% Class B (f)     $ 16.44
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 14.90
         Highest contract charges 1.70% Class B (f)     $ 13.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 11.70
         Highest contract charges 1.70% Class B (f)     $ 10.92
         All contract charges                                --

EQ/MFS Emerging Growth Companies
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 15.29
         Highest contract charges 1.70% Class B (d)     $ 13.76
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Marsico Focus
  2005
                    --               --            --           10.15%
                    --               --            --            8.83%
                 4,494           68,290          2.61%             --
  2004              --               --            --            9.96%
                    --               --            --            8.63%
                 4,111         $ 57,243            --              --
  2003              --               --            --           30.45%
                    --               --            --           28.83%
                 4,335         $ 55,413            --              --
  2002              --               --            --          (11.96)%
                    --               --            --          (13.06)%
                 2,259         $ 22,327          0.07%             --
  2001              --               --            --           13.37%
                    --               --            --           12.98%
                   100         $  1,134            --              --

EQ/Mercury Basic Value Equity
  2005
                    --               --            --            2.44%
                    --               --            --            1.20%
                 7,616          153,657          5.20%             --
  2004              --               --            --           10.02%
                    --               --            --            8.69%
                 9,215         $183,445          4.97%             --
  2003              --               --            --           30.58%
                    --               --            --           28.95%
                 9,649         $176,210          0.52%             --
  2002              --               --            --          (17.09)%
                    --               --            --          (18.08)%
                10,203         $143,976          1.11%             --
  2001              --               --            --            6.06%
                    --               --            --            1.74%
                 9,018         $154,914          3.75%             --

EQ/Mercury International Value (g)
  2005
                    --               --            --           10.28%
                    --               --            --            8.96%
                 3,839           70,590          1.73%             --
  2004              --               --            --           21.04%
                    --               --            --           19.58%
                 3,618         $ 60,866          1.58%             --
  2003              --               --            --           27.35%
                    --               --            --           25.92%
                 3,627         $ 50,907          2.27%             --
  2002              --               --            --          (15.83)%
                    --               --            --          (16.83)%
                 3,783         $ 42,071          0.97%             --

EQ/MFS Emerging Growth Companies
  2005
                    --               --            --            8.48%
                    --               --            --            7.18%
                 7,269          102,815            --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/MFS Emerging Growth Companies (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.09
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.58
         Highest contract charges 1.70% Class B (d)     $ 11.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.77
         Highest contract charges 1.70% Class B (d)     $  9.12
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 14.96
         Highest contract charges 1.70% Class B (d)     $ 14.13
         All contract charges                                --

EQ/MFS Investors Trust
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 10.08
         Highest contract charges 1.70% Class B (d)     $  9.26
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  9.45
         Highest contract charges 1.70% Class B (d)     $  8.79
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  8.53
         Highest contract charges 1.70% Class B (d)     $  8.03
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.02
         Highest contract charges 1.70% Class B (d)     $  6.69
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  8.94
         Highest contract charges 1.70% Class B (d)     $  8.62
         All contract charges                                --

EQ/Money Market
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 30.59
  2004   1.15% Class A                                  $ 30.08
  2003   1.15% Class A                                  $ 30.12
  2002   1.15% Class A                                  $ 30.22
  2001   1.15% Class A                                  $ 30.12

EQ/Money Market
  2005   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (a)      $ 39.77
         Highest contract charges 1.70% Class B (d)     $ 26.15
         All contract charges                                --
  2004   Lowest contract charges 0.00% Class B (a)      $ 38.75
         Highest contract charges 1.70% Class B (d)     $ 25.92
         All contract charges                                --
  2003   Lowest contract charges 0.00% Class B (a)      $ 38.46
         Highest contract charges 1.70% Class B (d)     $ 26.17
         All contract charges                                --
  2002   Lowest contract charges 0.00% Class B (a)      $ 38.24
         Highest contract charges 1.70% Class B (d)     $ 26.47
         All contract charges                                --
  2001   Lowest contract charges 0.00% Class B (a)      $ 37.77
         Highest contract charges 1.70% Class B (d)     $ 26.60
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies (Continued)
  2004              --               --            --           12.06%
                    --               --            --           10.71%
                 8,819         $116,063            --              --
  2003              --               --            --           28.76%
                    --               --            --           27.17%
                10,270         $121,717            --              --
  2002              --               --            --          (34.70)%
                    --               --            --          (35.46)%
                11,520         $107,073            --              --
  2001              --               --            --          (31.09)%
                    --               --            --           (4.17)%
                14,562         $209,039          0.02%             --

EQ/MFS Investors Trust
  2005
                    --               --            --            6.66%
                    --               --            --            5.38%
                 1,491           14,051          0.48%             --
  2004              --               --            --           10.84%
                    --               --            --            9.51%
                 1,772         $ 15,816          0.55%             --
  2003              --               --            --           21.51%
                    --               --            --           20.03%
                 1,959         $ 15,936          0.61%             --
  2002              --               --            --          (21.48)%
                    --               --            --          (22.39)%
                 2,068         $ 13,976          0.52%             --
  2001              --               --            --          (14.02)%
                    --               --            --           (3.66)%
                 2,161         $ 18,760          0.42%             --

EQ/Money Market
  2005             238         $  7,289          2.56%           1.70%
  2004             344         $ 10,358          0.79%          (0.13)%
  2003             444         $ 13,368          0.56%          (0.34)%
  2002             863         $ 26,080          1.15%           0.33%
  2001             954         $ 28,734          3.96%           2.66%

EQ/Money Market
  2005
                    --               --            --            2.62%
                    --               --            --            0.88%
                 3,949          109,656          2.56%             --
  2004              --               --            --            0.78%
                    --               --            --           (0.94)%
                 4,624         $127,203          0.79%             --
  2003              --               --            --            0.56%
                    --               --            --           (1.14)%
                 5,810         $160,985          0.56%             --
  2002              --               --            --            1.24%
                    --               --            --           (0.48)%
                 8,542         $238,649          1.15%             --
  2001              --               --            --            3.56%
                    --               --            --            0.21%
                 9,646         $269,409          3.96%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Montag & Caldwell Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  4.90
         Highest contract charges 1.70% Class B (p)     $  4.49
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  4.67
         Highest contract charges 1.70% Class B (p)     $  4.34
         All contract charges                                --

EQ/PIMCO Real Return
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $  9.99
         Highest contract charges 1.70% Class B (q)     $  9.91
         All contract charges                                --

EQ/Short Duration Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.04
         Highest contract charges 1.70% Class B (q)     $  9.96
         All contract charges                                --

EQ/Small Company Index
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 15.81
         Highest contract charges 1.70% Class B (d)     $ 14.35
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.24
         Highest contract charges 1.70% Class B (d)     $ 14.00
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.02
         Highest contract charges 1.70% Class B (d)     $ 12.10
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  8.97
         Highest contract charges 1.70% Class B (d)     $  8.44
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 11.40
         Highest contract charges 1.70% Class B (d)     $ 10.86
         All contract charges                                --

EQ/TCW Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $ 20.25
         Highest contract charges 1.70% Class B (p)     $ 16.39
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $ 19.57
         Highest contract charges 1.70% Class B (p)     $ 16.03
         All contract charges                                --

EQ/UBS Growth and Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  5.90
         Highest contract charges 1.70% Class B (p)     $  5.41
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  5.44
         Highest contract charges 1.70% Class B (p)     $  5.05
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Montag & Caldwell Growth
  2005
                   --                --            --            4.88%
                   --                --            --            3.62%
                  298             1,371          0.41%             --
  2004             --                --            --            7.93%
                   --                --            --            7.69%
                   11           $    48          0.51%             --

EQ/PIMCO Real Return
  2005
                   --                --            --           -0.09%
                   --                --            --           -0.89%
                  782             7,766          5.77%             --

EQ/Short Duration Bond
  2005
                   --                --            --            0.36%
                   --                --            --           -0.44%
                  229             2,289          2.01%             --

EQ/Small Company Index
  2005
                   --                --            --            3.74%
                   --                --            --            2.49%
                2,338            34,342          5.48%             --
  2004             --                --            --           17.08%
                   --                --            --           15.67%
                2,744           $39,236          3.93%             --
  2003             --                --            --           45.15%
                   --                --            --           43.36%
                2,615           $32,226          0.31%             --
  2002             --                --            --          (21.32)%
                   --                --            --          (22.29)%
                2,065           $17,685          0.55%             --
  2001             --                --            --            6.23%
                   --                --            --            1.92%
                1,820           $20,008          0.62%             --

EQ/TCW Equity
  2005
                   --                --            --            3.47%
                   --                --            --            2.22%
                  113             1,942            --              --
  2004             --                --            --           12.32%
                   --                --            --           12.07%
                   21           $   359            --              --

EQ/UBS Growth and Income
  2005
                   --                --            --            8.46%
                   --                --            --            7.16%
                  371             2,058          1.67%             --
  2004             --                --            --           11.67%
                   --                --            --           11.43%
                   20           $   106          4.29%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2005


7. Accumulation Unit Values (Concluded)

        (Concluded)

           Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.49              --                --            --           4.88%
         Highest contract charges 1.70% Class B (q)     $ 10.40              --                --            --           4.04%
         All contract charges                                --             714             7,466          1.83%            --
EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 14.98              --                --            --          32.12%
         Highest contract charges 1.70% Class B (d)     $ 13.53              --                --            --          30.53%
         All contract charges                                --           5,750            79,754          4.47%            --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.34              --                --            --          23.06%
         Highest contract charges 1.70% Class B (d)     $ 10.37              --                --            --          21.58%
         All contract charges                                --           5,252           $55,642          0.66%            --
  2003   Lowest contract charges 0.50% Class B (a)      $  9.21              --                --            --          55.05%
         Highest contract charges 1.70% Class B (d)     $  8.53              --                --            --          53.42%
         All contract charges                                --           5,023           $43,647          0.80%            --
  2002   Lowest contract charges 0.50% Class B (a)      $  5.94              --                --            --          (6.31)%
         Highest contract charges 1.70% Class B (d)     $  5.56              --                --            --          (7.65)%
         All contract charges                                --           5,016           $28,360            --             --
  2001   Lowest contract charges 0.50% Class B (a)      $  6.34              --                --            --          (4.62)%
         Highest contract charges 1.70% Class B (d)     $  6.02              --                --            --          (6.50)%
         All contract charges                                --           4,414           $26,903            --             --
EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 12.44              --                --            --          24.44%
         Highest contract charges 1.70% Class B (q)     $ 12.34              --                --            --          23.44%
         All contract charges                                --             168             2,077            --             --
EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 11.97              24               284         13.98%         19.72%

(a) Units were made available for sale on January 2, 2001.
(b) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(c) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(d) Units were made available for sale on August 13, 2001.
(e) Units were made available for sale on September 4, 2001.
(f) Units were made available on January 14, 2002.
(g) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(h) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(i) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(j) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(l) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(m) A substitution of EQ/International Equity Index Portfolio and EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(n) Units were made available for sale on February 13, 2004.
(o) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(p) Units were made available for sale on October 25, 2004.
(q) Units were made available for sale on May 9, 2005.
(r) Units were made available for sale on October 17,2005.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005.................................................. FSA-3
   Statements of Operations for the Year Ended December 31, 2005............................................ FSA-29
   Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004....................... FSA-39
   Notes to Financial Statements............................................................................ FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004..................................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004 and 2003........................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
   Years Ended December 31, 2005, 2004 and 2003.............................................................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003......................    F-5
   Notes to Consolidated Financial Statements...............................................................    F-7

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                         AXA             AXA              AXA
                                                      Aggressive    Conservative   Conservative-Plus
                                                      Allocation     Allocation        Allocation
                                                   --------------- -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value   $572,428,632    $194,369,289      $451,381,978
Receivable for The Trusts shares sold ............     2,427,713              --                --
Receivable for policy-related transactions .......            --       4,946,408         1,606,286
                                                    ------------    ------------      ------------
  Total assets ...................................   574,856,345     199,315,697       452,988,264
                                                    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --       4,946,408         1,606,286
Payable for policy-related transactions ..........     2,427,713              --                --
                                                    ------------    ------------      ------------
  Total liabilities ..............................     2,427,713       4,946,408         1,606,286
                                                    ------------    ------------      ------------
Net Assets .......................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Accumulation Units ...............................   572,360,246     194,238,946       451,307,019
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        68,386         130,343            74,959
                                                    ------------    ------------      ------------
Total net assets .................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Investments in shares of The Trusts, at cost .....  $537,479,586    $196,505,139      $449,398,778
The Trusts shares held
 Class A .........................................            --              --                --
 Class B .........................................    44,160,755      18,188,487        40,439,276

                                                          AXA               AXA
                                                        Moderate       Moderate-Plus     AXA Premier VIP    AXA Premier VIP
                                                       Allocation        Allocation     Aggressive Equity      Core Bond
                                                   ----------------- ----------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value   $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
Receivable for The Trusts shares sold ............              --                --             97,750            37,172
Receivable for policy-related transactions .......       3,284,304         5,776,865                 --                --
                                                    --------------    --------------       ------------      ------------
  Total assets ...................................   2,889,910,773     2,824,995,514        127,463,349       631,423,035
                                                    --------------    --------------       ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       3,284,304         5,754,722                 --                --
Payable for policy-related transactions ..........              --                --             97,750            37,172
                                                    --------------    --------------       ------------      ------------
  Total liabilities ..............................       3,284,304         5,754,722             97,750            37,172
                                                    --------------    --------------       ------------      ------------
Net Assets .......................................  $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Accumulation Units ...............................   2,886,530,886     2,819,240,792        127,147,812       631,230,579
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          95,583                --            217,787           155,284
                                                    --------------    --------------       ------------      ------------
Total net assets .................................  $2,886,626,469    $2,819,240,792       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Investments in shares of The Trusts, at cost .....  $2,731,172,632    $2,699,907,887       $122,786,746      $643,715,692
The Trusts shares held
 Class A .........................................              --                --                 --                --
 Class B .........................................     182,761,742       223,778,166          4,724,937        61,660,776

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                         AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                           Health Care       High Yield     International Equity
                                                        ---------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $246,313,977      $877,389,710        $328,909,822
Receivable for The Trusts shares sold .................             --            94,893              86,463
Receivable for policy-related transactions ............        318,993                --                  --
                                                          ------------      ------------        ------------
  Total assets ........................................    246,632,970       877,484,603         328,996,287
                                                          ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        318,993                --                  --
Payable for policy-related transactions ...............             --            94,893              86,463
                                                          ------------      ------------        ------------
  Total liabilities ...................................        318,993            94,893              86,463
                                                          ------------      ------------        ------------
Net Assets ............................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Accumulation Units ....................................    246,215,883       877,332,132         328,765,557
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         98,094            57,578             144,267
                                                          ------------      ------------        ------------
Total net assets ......................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $230,794,884      $928,532,882        $283,807,667
The Trusts shares held
 Class A ..............................................             --                --                  --
 Class B ..............................................     22,686,417       161,380,761          25,289,454

                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $151,589,100         $295,810,234       $440,282,384
Receivable for The Trusts shares sold .................                 --              100,276                 --
Receivable for policy-related transactions ............            364,716                   --            638,065
                                                              ------------         ------------       ------------
  Total assets ........................................        151,953,816          295,910,510        440,920,449
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            364,716                   --            638,065
Payable for policy-related transactions ...............                 --              100,276                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            364,716              100,276            638,065
                                                              ------------         ------------       ------------
Net Assets ............................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Accumulation Units ....................................        151,341,776          295,667,060        440,121,101
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................            247,324              143,174            161,283
                                                              ------------         ------------       ------------
Total net assets ......................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $133,777,523         $249,697,207       $404,903,667
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         14,050,952           28,712,340         39,350,937

                                                         AXA Premier VIP
                                                          Mid Cap Growth
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $374,112,707
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         375,113
                                                           ------------
  Total assets ........................................     374,487,820
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         375,113
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         375,113
                                                           ------------
Net Assets ............................................    $374,112,707
                                                           ============
Accumulation Units ....................................     374,042,695
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................          70,012
                                                           ------------
Total net assets ......................................    $374,112,707
                                                           ============
Investments in shares of The Trusts, at cost ..........    $348,983,716
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      41,519,186

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP     EQ/Alliance
                                                     Mid Cap Value       Technology       Common Stock
                                                   ----------------- ----------------- -----------------
Investment in shares of The Trusts, at fair value     $370,721,023      $254,018,680    $1,278,041,522
Receivable for The Trusts shares sold ............              --                --                --
Receivable for policy-related transactions .......          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
  Total assets ...................................     370,812,310       256,317,917     1,280,543,884
                                                      ------------      ------------    --------------
Liabilities:
Payable for The Trusts shares purchased ..........          91,287         2,299,237         2,502,362
Payable for policy-related transactions ..........              --                --                --
                                                      ------------      ------------    --------------
  Total liabilities ..............................          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
Net Assets .......................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Accumulation Units ...............................     370,654,189       253,676,135     1,277,967,693
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          66,834           342,545            73,829
                                                      ------------      ------------    --------------
Total net assets .................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Investments in shares of The Trusts, at cost .....    $387,051,546      $213,458,296    $1,250,351,274
The Trusts shares held
 Class A .........................................              --                --                --
 Class B .........................................      38,563,747        24,828,017        71,036,659

                                                                         EQ/Alliance
                                                                        Intermediate                    EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance      Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value      $759,612,634     $321,422,318   $586,236,449    $411,139,414
Receivable for The Trusts shares sold ............               --          345,687        363,366              --
Receivable for policy-related transactions .......          147,364               --             --         156,664
                                                       ------------     ------------   ------------    ------------
  Total assets ...................................      759,759,998      321,768,005    586,599,815     411,296,078
                                                       ------------     ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........          147,364               --             --         156,664
Payable for policy-related transactions ..........               --          345,687        363,366              --
                                                       ------------     ------------   ------------    ------------
  Total liabilities ..............................          147,364          345,687        363,366         156,664
                                                       ------------     ------------   ------------    ------------
Net Assets .......................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Accumulation Units ...............................      759,474,567      320,909,050    585,935,489     409,334,005
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          138,067          513,268        300,960       1,805,409
                                                       ------------     ------------   ------------    ------------
Total net assets .................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Investments in shares of The Trusts, at cost .....     $663,109,777     $338,055,738   $461,541,398    $389,951,819
The Trusts shares held
 Class A .........................................               --               --             --              --
 Class B .........................................       40,934,144       33,102,579     46,783,528      53,223,788

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance         EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II
                                                   -------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value   $349,719,501     $443,963,771        $8,341,809
Receivable for The Trusts shares sold ............            --               --                --
Receivable for policy-related transactions .......         1,324           87,541            71,856
                                                    ------------     ------------        ----------
  Total assets ...................................   349,720,825      444,051,312         8,413,665
                                                    ------------     ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..........         1,324           87,541            71,856
Payable for policy-related transactions ..........            --               --                --
                                                    ------------     ------------        ----------
  Total liabilities ..............................         1,324           87,541            71,856
                                                    ------------     ------------        ----------
Net Assets .......................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Accumulation Units ...............................   349,667,911      443,581,317         5,276,189
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        51,590          382,454         3,065,620
                                                    ------------     ------------        ----------
Total net assets .................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Investments in shares of The Trusts, at cost .....  $360,239,961     $356,283,084        $8,297,121
The Trusts shares held
 Class A .........................................            --               --            10,048
 Class B .........................................    35,108,274       27,860,238           809,806

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
Receivable for The Trusts shares sold ............        234,557                  --                 --               --
Receivable for policy-related transactions .......             --             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
  Total assets ...................................     72,714,335       1,440,559,257        135,552,916       47,820,934
                                                      -----------      --------------       ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --             666,834            336,294           37,489
Payable for policy-related transactions ..........        234,557                  --                 --               --
                                                      -----------      --------------       ------------      -----------
  Total liabilities ..............................        234,557             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
Net Assets .......................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Accumulation Units ...............................     72,374,649       1,439,640,312        135,055,175       47,467,438
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        105,129             252,111            161,447          316,007
                                                      -----------      --------------       ------------      -----------
Total net assets .................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Investments in shares of The Trusts, at cost .....    $70,765,458      $1,218,317,831       $131,719,291      $43,584,868
The Trusts shares held
 Class A .........................................             --                  --             17,219               --
 Class B .........................................      8,274,164          99,310,904         21,238,685        5,831,031

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            EQ/Capital     EQ/Capital Guardian   EQ/Capital Guardian
                                                         Guardian Growth      International            Research
                                                        ----------------- --------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $284,496,168        $728,417,002          $705,144,542
Receivable for The Trusts shares sold .................              --             340,328                   512
Receivable for policy-related transactions ............         110,712                  --                    --
                                                           ------------        ------------          ------------
  Total assets ........................................     284,606,880         728,757,330           705,145,054
                                                           ------------        ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ...............         110,712                  --                    --
Payable for policy-related transactions ...............              --             340,328                   512
                                                           ------------        ------------          ------------
  Total liabilities ...................................         110,712             340,328                   512
                                                           ------------        ------------          ------------
Net Assets ............................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Accumulation Units ....................................     283,809,368         728,288,984           704,554,255
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         686,800             128,018               590,287
                                                           ------------        ------------          ------------
Total net assets ......................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Investments in shares of The Trusts, at cost ..........    $290,920,195        $561,141,688          $550,764,752
The Trusts shares held
 Class A ..............................................              --                  --                    --
 Class B ..............................................      21,776,025          58,379,782            56,346,109

                                                                                                                     EQ/Evergreen
                                                         EQ/Capital Guardian   EQ/Caywood-Scholl    EQ/Equity 500    International
                                                             U.S. Equity        High Yield Bond         Index            Bond
                                                        --------------------- ------------------- ----------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
Receivable for The Trusts shares sold .................                --                  --                  --             --
Receivable for policy-related transactions ............           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
  Total assets ........................................       905,818,264          33,344,244       1,538,026,318     11,729,506
                                                             ------------         -----------      --------------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............           134,389             108,393             851,483        417,825
Payable for policy-related transactions ...............                --                  --                  --             --
                                                             ------------         -----------      --------------    -----------
  Total liabilities ...................................           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
Net Assets ............................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Accumulation Units ....................................       905,335,010          33,180,001       1,537,157,025      6,422,237
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................           348,865              55,850              17,810      4,889,444
                                                             ------------         -----------      --------------    -----------
Total net assets ......................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Investments in shares of The Trusts, at cost ..........      $792,185,207         $34,553,296      $1,427,098,104    $11,422,012
The Trusts shares held
 Class A ..............................................                --                  --                  --             --
 Class B ..............................................        78,522,888           7,295,467          65,672,326      1,158,141

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Evergreen       EQ/FI         EQ/FI Mid
                                                        Omega         Mid Cap        Cap Value
                                                   -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $147,906,914   $867,883,453    $832,688,375
Receivable for The Trusts shares sold ............            --             --         466,786
Receivable for policy-related transactions .......       114,936         98,823              --
                                                    ------------   ------------    ------------
  Total assets ...................................   148,021,850    867,982,276     833,155,161
                                                    ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........       114,936         98,823              --
Payable for policy-related transactions ..........            --             --         466,786
                                                    ------------   ------------    ------------
  Total liabilities ..............................       114,936         98,823         466,786
                                                    ------------   ------------    ------------
Net Assets .......................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Accumulation Units ...............................   147,725,839    867,601,518     832,305,199
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       181,075        281,935         383,176
                                                    ------------   ------------    ------------
Total net assets .................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Investments in shares of The Trusts, at cost .....  $135,590,641   $813,372,805    $745,806,703
The Trusts shares held
 Class A .........................................            --             --              --
 Class B .........................................    16,381,723     84,609,146      59,697,535

                                                      EQ/GAMCO        EQ/GAMCO                           EQ/Janus
                                                     Mergers and   Small Company   EQ/International     Large Cap
                                                    Acquisitions       Value            Growth            Growth
                                                   -------------- --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value   $24,271,926    $129,484,932       $16,053,583     $228,464,494
Receivable for The Trusts shares sold ............           --              --                --               --
Receivable for policy-related transactions .......       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
  Total assets ...................................   24,297,117     129,651,523        16,191,212      228,538,265
                                                    -----------    ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........       25,191         166,591           137,629           73,771
Payable for policy-related transactions ..........           --              --                --               --
                                                    -----------    ------------       -----------     ------------
  Total liabilities ..............................       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
Net Assets .......................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Accumulation Units ...............................   24,224,531     129,460,846        16,015,334      227,979,653
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       47,395          24,086            38,249          484,841
                                                    -----------    ------------       -----------     ------------
Total net assets .................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Investments in shares of The Trusts, at cost .....  $24,476,432    $134,101,681       $15,243,723     $189,152,567
The Trusts shares held
 Class A .........................................           --              --                --               --
 Class B .........................................    2,091,115       4,811,940         3,081,505       33,453,391

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                       EQ/JPMorgan      EQ/Lazard
                                                      EQ/JPMorgan         Value         Small Cap
                                                       Core Bond      Opportunities       Value
                                                   ----------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $1,190,769,908    $468,650,591    $875,079,411
Receivable for The Trusts shares sold ............          22,976         402,411         876,875
Receivable for policy-related transactions .......              --              --              --
                                                    --------------    ------------    ------------
  Total assets ...................................   1,190,792,884     469,053,002     875,956,286
                                                    --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........              --              --              --
Payable for policy-related transactions ..........          22,976         402,411         876,875
                                                    --------------    ------------    ------------
  Total liabilities ..............................          22,976         402,411         876,875
                                                    --------------    ------------    ------------
Net Assets .......................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Accumulation Units ...............................   1,190,350,293     468,128,014     874,837,223
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         419,615         522,577         242,188
                                                    --------------    ------------    ------------
Total net assets .................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Investments in shares of The Trusts, at cost .....  $1,218,672,417    $419,949,136    $825,782,266
The Trusts shares held
 Class A .........................................              --              --              --
 Class B .........................................     108,191,722      37,157,231      65,419,229

                                                                                   EQ/Lord Abbett
                                                    EQ/Legg Mason      EQ/Long       Growth and     EQ/Lord Abbett
                                                     Value Equity     Term Bond        Income       Large Cap Core
                                                   --------------- -------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $29,374,501    $43,056,383      $35,799,540     $24,611,735
Receivable for The Trusts shares sold ............            --             --               --              --
Receivable for policy-related transactions .......       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
  Total assets ...................................    29,807,873     43,146,411       35,884,521      24,644,979
                                                     -----------    -----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........       433,372         90,028           84,981          33,244
Payable for policy-related transactions ..........            --             --               --              --
                                                     -----------    -----------      -----------     -----------
  Total liabilities ..............................       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
Net Assets .......................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Accumulation Units ...............................    26,218,997     42,956,502       32,532,487      21,339,054
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................     3,155,504         99,881        3,267,053       3,272,681
                                                     -----------    -----------      -----------     -----------
Total net assets .................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Investments in shares of The Trusts, at cost .....   $29,250,836    $43,858,351      $34,813,993     $24,008,151
The Trusts shares held
 Class A .........................................            --             --           10,080          10,059
 Class B .........................................     2,805,546      3,177,972        3,341,657       2,291,120

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                         EQ/Mercury
                                                    EQ/Lord Abbett      EQ/Marsico      Basic Value
                                                     Mid Cap Value        Focus            Equity
                                                   ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $105,280,107    $1,281,657,029    $723,111,484
Receivable for The Trusts shares sold ............             --                --         191,278
Receivable for policy-related transactions .......        272,696           913,796              --
                                                     ------------    --------------    ------------
  Total assets ...................................    105,552,803     1,282,570,825     723,302,762
                                                     ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........        272,696           913,796              --
Payable for policy-related transactions ..........             --                --         191,278
                                                     ------------    --------------    ------------
  Total liabilities ..............................        272,696           913,796         191,278
                                                     ------------    --------------    ------------
Net Assets .......................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Accumulation Units ...............................    101,816,548     1,281,503,839     723,083,903
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,463,559           153,190          27,581
                                                     ------------    --------------    ------------
Total net assets .................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Investments in shares of The Trusts, at cost .....   $102,394,588    $1,050,086,052    $669,485,300
The Trusts shares held
 Class A .........................................         10,090                --              --
 Class B .........................................      9,317,219        81,401,867      47,927,410

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS          EQ/Money
                                                        Value          Companies      Investors Trust       Market
                                                   --------------- ----------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $755,160,768      $273,445,472      $294,196,625    $483,608,504
Receivable for The Trusts shares sold ............     1,314,645                --            82,578              --
Receivable for policy-related transactions .......            --           197,109                --       7,384,944
                                                    ------------      ------------      ------------    ------------
  Total assets ...................................   756,475,413       273,642,581       294,279,203     490,993,448
                                                    ------------      ------------      ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --           197,109                --       7,384,944
Payable for policy-related transactions ..........     1,314,645                --            82,578              --
                                                    ------------      ------------      ------------    ------------
  Total liabilities ..............................     1,314,645           197,109            82,578       7,384,944
                                                    ------------      ------------      ------------    ------------
Net Assets .......................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Accumulation Units ...............................   754,970,558       272,972,661       294,159,342     483,274,266
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       190,210           472,811            37,283         334,238
                                                    ------------      ------------      ------------    ------------
Total net assets .................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Investments in shares of The Trusts, at cost .....  $628,314,987      $263,968,688      $258,164,604    $485,030,068
The Trusts shares held
 Class A .........................................            --                --                --              --
 Class B .........................................    53,174,233        19,137,585        29,122,748     483,607,901

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell      EQ/PIMCO        EQ/Short
                                                           Growth           Real Return    Duration Bond
                                                   ---------------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value        $21,651,231       $151,759,617     $18,571,437
Receivable for The Trusts shares sold ............                --                 --          49,566
Receivable for policy-related transactions .......            70,727            773,189              --
                                                         -----------       ------------     -----------
  Total assets ...................................        21,721,958        152,532,806      18,621,003
                                                         -----------       ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........            70,727            773,189              --
Payable for policy-related transactions ..........                --                 --          49,566
                                                         -----------       ------------     -----------
  Total liabilities ..............................            70,727            773,189          49,566
                                                         -----------       ------------     -----------
Net Assets .......................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Accumulation Units ...............................        21,467,316        151,723,247      18,464,918
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................           183,915             36,370         106,519
                                                         -----------       ------------     -----------
Total net assets .................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Investments in shares of The Trusts, at cost .....       $21,085,075       $154,914,631     $18,679,363
The Trusts shares held
 Class A .........................................            21,338                 --           5,055
 Class B .........................................         4,258,829         14,962,028       1,862,311

                                                                                      EQ/UBS
                                                       EQ/Small        EQ/TCW       Growth and    EQ/Van Kampen
                                                    Company Index      Equity         Income        Comstock
                                                   --------------- -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $364,434,689    $47,119,830    $35,728,565    $99,378,737
Receivable for The Trusts shares sold ............       780,797             --             --             --
Receivable for policy-related transactions .......            --        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
  Total assets ...................................   365,215,486     47,339,131     35,908,783     99,708,724
                                                    ------------    -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --        219,301        180,218        329,987
Payable for policy-related transactions ..........       780,797             --             --             --
                                                    ------------    -----------    -----------    -----------
  Total liabilities ..............................       780,797        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
Net Assets .......................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Accumulation Units ...............................   364,086,500     47,014,907     35,639,160     96,173,937
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       348,189        104,923         89,405      3,204,800
                                                    ------------    -----------    -----------    -----------
Total net assets .................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....  $327,765,827    $44,321,150    $34,012,514    $96,912,256
The Trusts shares held
 Class A .........................................            --             --             --         10,102
 Class B .........................................    31,206,819      2,132,812      5,936,486      9,507,002

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging       EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth
                                                   ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $606,400,974      $42,925,003
Receivable for The Trusts shares sold ............             --               --
Receivable for policy-related transactions .......        618,194          307,450
                                                     ------------      -----------
  Total assets ...................................    607,019,168       43,232,453
                                                     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........        618,194          307,450
Payable for policy-related transactions ..........             --               --
                                                     ------------      -----------
  Total liabilities ..............................        618,194          307,450
                                                     ------------      -----------
Net Assets .......................................   $606,400,974      $42,925,003
                                                     ============      ===========
Accumulation Units ...............................    606,208,409       39,124,820
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        192,565        3,800,183
                                                     ------------      -----------
Total net assets .................................   $606,400,974      $42,925,003
                                                     ============      ===========
Investments in shares of The Trusts, at cost .....   $463,185,058      $40,391,697
The Trusts shares held
 Class A .........................................             --           10,000
 Class B .........................................     47,116,383        3,428,142

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value     $12,923,425       $123,491,637        $270,002,310
Receivable for The Trusts shares sold ............             --                 --             424,216
Receivable for policy-related transactions .......        158,466          1,220,864                  --
                                                      -----------       ------------        ------------
  Total assets ...................................     13,081,891        124,712,501         270,426,526
                                                      -----------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........        158,466          1,220,864                  --
Payable for policy-related transactions ..........             --                 --             424,216
                                                      -----------       ------------        ------------
  Total liabilities ..............................        158,466          1,220,864             424,216
                                                      -----------       ------------        ------------
Net Assets .......................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Accumulation Units ...............................      9,257,127        123,394,410         269,892,879
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,666,298             97,227             109,431
                                                      -----------       ------------        ------------
Total net assets .................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Investments in shares of The Trusts, at cost .....    $12,553,656       $120,541,008        $236,679,940
The Trusts shares held
 Class A .........................................         10,629                 --                  --
 Class B .........................................      1,126,375         11,498,290          11,780,205

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                          (Continued)

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 11.50                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 11.41                    --
AXA Aggressive Allocation .................     Class B 1.20%        $ 11.35                 1,271
AXA Aggressive Allocation .................     Class B 1.25%        $ 12.58                12,752
AXA Aggressive Allocation .................     Class B 1.35%        $ 11.32                 1,278
AXA Aggressive Allocation .................     Class B 1.40%        $ 11.31                 2,256
AXA Aggressive Allocation .................     Class B 1.50%        $ 12.51                13,134
AXA Aggressive Allocation .................     Class B 1.55%        $ 11.28                   342
AXA Aggressive Allocation .................     Class B 1.60%        $ 11.26                 1,298
AXA Aggressive Allocation .................     Class B 1.65%        $ 12.46                12,508
AXA Aggressive Allocation .................     Class B 1.70%        $ 12.45                 1,519
AXA Aggressive Allocation .................     Class B 1.80%        $ 11.22                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 11.22                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 10.57                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 10.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.43                   397
AXA Conservative Allocation ...............     Class B 1.25%        $ 10.93                 3,564
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.40                   492
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.39                 1,282
AXA Conservative Allocation ...............     Class B 1.50%        $ 10.87                 5,980
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.36                   501
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.35                 1,073
AXA Conservative Allocation ...............     Class B 1.65%        $ 10.83                 3,738
AXA Conservative Allocation ...............     Class B 1.70%        $ 10.82                 1,000
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.31                    13
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.29                    --
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 10.76                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 10.67                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 10.62                   849
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 11.31                 8,710
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 10.59                   948
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 10.58                 2,129
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 11.24                14,424
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 10.55                   671
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 10.54                 1,299
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.20                 9,271
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.19                 2,176
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 10.50                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 10.48                    15
AXA Moderate Allocation ...................     Class B 0.50%        $ 54.27                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 49.58                     2
AXA Moderate Allocation ...................     Class B 1.20%        $ 47.15                 4,798
AXA Moderate Allocation ...................     Class B 1.25%        $ 11.69                49,852
AXA Moderate Allocation ...................     Class B 1.35%        $ 45.74                 1,314
AXA Moderate Allocation ...................     Class B 1.40%        $ 45.28                 7,819
AXA Moderate Allocation ...................     Class B 1.50%        $ 11.62                66,161
AXA Moderate Allocation ...................     Class B 1.55%        $ 43.93                   762
AXA Moderate Allocation ...................     Class B 1.60%        $ 43.48                 4,167
AXA Moderate Allocation ...................     Class B 1.65%        $ 11.58                52,197
AXA Moderate Allocation ...................     Class B 1.70%        $ 42.61                 1,725
AXA Moderate Allocation ...................     Class B 1.80%        $ 41.76                    28
AXA Moderate Allocation ...................     Class B 1.90%        $ 40.92                     8
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 11.37                    --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 11.28                     7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 11.22                 5,795
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 12.41                58,275
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 11.19                 4,170
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 11.18                 9,443

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 12.34                66,976
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 11.15                 2,035
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 11.14                 7,926
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 12.29                69,680
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 12.28                 6,917
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 11.09                    21
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 11.07                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 68.25                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 62.35                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 59.29                   264
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 12.63                   674
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 57.52                   585
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 56.94                   369
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 12.55                 1,049
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 55.24                   172
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 54.68                   331
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.51                   442
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 53.59                    25
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 52.51                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 51.46                    12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 11.63                    --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.42                    15
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.30                11,139
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.49                 4,598
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.24                   919
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.21                18,544
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.43                 7,189
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.14                 1,199
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.12                 7,527
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.39                 4,566
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.08                 1,611
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.03                    98
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 10.99                    20
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.06                    --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 11.84                     2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 11.72                 3,665
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.40                 2,552
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 11.65                   464
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 11.63                 5,547
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.32                 3,781
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.56                   453
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.53                 2,078
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.28                 1,765
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.49                   338
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.44                    21
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.39                     2
AXA Premier VIP High Yield ................     Class B 0.50%        $ 35.26                    --
AXA Premier VIP High Yield ................     Class B 0.95%        $ 32.35                     5
AXA Premier VIP High Yield ................     Class B 1.20%        $ 30.83                 4,366
AXA Premier VIP High Yield ................     Class B 1.25%        $ 11.58                 6,661
AXA Premier VIP High Yield ................     Class B 1.35%        $ 29.95                 2,710
AXA Premier VIP High Yield ................     Class B 1.40%        $ 29.67                 6,491
AXA Premier VIP High Yield ................     Class B 1.50%        $ 11.51                11,372
AXA Premier VIP High Yield ................     Class B 1.55%        $ 28.82                 1,626
AXA Premier VIP High Yield ................     Class B 1.60%        $ 28.55                 4,585
AXA Premier VIP High Yield ................     Class B 1.65%        $ 11.47                 5,292

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 28.00                   755
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 27.46                    35
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 26.94                    10
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 14.18                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 13.93                     6
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 13.79                 3,397
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 14.93                 2,637
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 13.70                   657
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 13.68                 6,014
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 14.84                 4,388
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 13.59                   480
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 13.57                 2,300
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 14.79                 2,536
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 13.51                   783
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 13.46                    20
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 13.40                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 11.39                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 11.18                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 11.07                 2,709
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 12.09                   794
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 11.00                   268
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 10.98                 4,576
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 12.02                 1,464
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 10.92                   269
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 10.89                 1,956
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 11.98                 1,016
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 10.85                   353
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 10.81                    28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 10.76                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.10                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.92                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.82                 5,006
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.70                 2,153
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.76                   759
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.74                 9,386
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.64                 3,154
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.68                   613
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.66                 4,551
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.59                 2,204
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.62                   980
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.58                    74
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.54                    23
AXA Premier VIP Large Cap Value ...............     Class B 0.50%        $ 12.62                    --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%        $ 12.40                     2
AXA Premier VIP Large Cap Value ...............     Class B 1.20%        $ 12.27                 6,137
AXA Premier VIP Large Cap Value ...............     Class B 1.25%        $ 13.24                 3,350
AXA Premier VIP Large Cap Value ...............     Class B 1.35%        $ 12.20                 1,404
AXA Premier VIP Large Cap Value ...............     Class B 1.40%        $ 12.17                 9,367
AXA Premier VIP Large Cap Value ...............     Class B 1.50%        $ 13.17                 4,853
AXA Premier VIP Large Cap Value ...............     Class B 1.55%        $ 12.10                   919
AXA Premier VIP Large Cap Value ...............     Class B 1.60%        $ 12.07                 4,766
AXA Premier VIP Large Cap Value ...............     Class B 1.65%        $ 13.12                 3,109
AXA Premier VIP Large Cap Value ...............     Class B 1.70%        $ 12.02                 1,238
AXA Premier VIP Large Cap Value ...............     Class B 1.80%        $ 11.98                    73
AXA Premier VIP Large Cap Value ...............     Class B 1.90%        $ 11.93                    15

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                            Contract charges     Unit Value     Units Outstanding (000's)
                                           ------------------   ------------   --------------------------
AXA Premier VIP Mid Cap Growth .........     Class B 0.50%       $  10.46                    --
AXA Premier VIP Mid Cap Growth .........     Class B 0.95%       $  10.27                     5
AXA Premier VIP Mid Cap Growth .........     Class B 1.20%       $  10.17                 7,050
AXA Premier VIP Mid Cap Growth .........     Class B 1.25%       $  12.45                 2,543
AXA Premier VIP Mid Cap Growth .........     Class B 1.35%       $  10.11                   863
AXA Premier VIP Mid Cap Growth .........     Class B 1.40%       $  10.09                11,279
AXA Premier VIP Mid Cap Growth .........     Class B 1.50%       $  12.38                 3,750
AXA Premier VIP Mid Cap Growth .........     Class B 1.55%       $  10.03                   663
AXA Premier VIP Mid Cap Growth .........     Class B 1.60%       $  10.01                 5,281
AXA Premier VIP Mid Cap Growth .........     Class B 1.65%       $  12.33                 2,515
AXA Premier VIP Mid Cap Growth .........     Class B 1.70%       $   9.96                 1,075
AXA Premier VIP Mid Cap Growth .........     Class B 1.80%       $   9.92                    36
AXA Premier VIP Mid Cap Growth .........     Class B 1.90%       $   9.88                    18
AXA Premier VIP Mid Cap Value ..........     Class B 0.50%       $  12.73                    --
AXA Premier VIP Mid Cap Value ..........     Class B 0.95%       $  12.50                     7
AXA Premier VIP Mid Cap Value ..........     Class B 1.20%       $  12.38                 5,098
AXA Premier VIP Mid Cap Value ..........     Class B 1.25%       $  13.27                 2,263
AXA Premier VIP Mid Cap Value ..........     Class B 1.35%       $  12.30                   911
AXA Premier VIP Mid Cap Value ..........     Class B 1.40%       $  12.28                 8,958
AXA Premier VIP Mid Cap Value ..........     Class B 1.50%       $  13.19                 3,833
AXA Premier VIP Mid Cap Value ..........     Class B 1.55%       $  12.20                   550
AXA Premier VIP Mid Cap Value ..........     Class B 1.60%       $  12.18                 4,432
AXA Premier VIP Mid Cap Value ..........     Class B 1.65%       $  13.15                 2,566
AXA Premier VIP Mid Cap Value ..........     Class B 1.70%       $  12.13                   876
AXA Premier VIP Mid Cap Value ..........     Class B 1.80%       $  12.08                    44
AXA Premier VIP Mid Cap Value ..........     Class B 1.90%       $  12.03                    10
AXA Premier VIP Technology .............     Class B 0.50%       $  10.36                    --
AXA Premier VIP Technology .............     Class B 0.95%       $  10.18                    23
AXA Premier VIP Technology .............     Class B 1.20%       $  10.07                 2,975
AXA Premier VIP Technology .............     Class B 1.25%       $  11.76                 1,745
AXA Premier VIP Technology .............     Class B 1.35%       $  10.01                 1,024
AXA Premier VIP Technology .............     Class B 1.40%       $   9.99                 6,644
AXA Premier VIP Technology .............     Class B 1.50%       $  11.69                 3,246
AXA Premier VIP Technology .............     Class B 1.55%       $   9.93                 2,792
AXA Premier VIP Technology .............     Class B 1.60%       $   9.91                 4,090
AXA Premier VIP Technology .............     Class B 1.65%       $  11.65                 1,431
AXA Premier VIP Technology .............     Class B 1.70%       $   9.87                   311
AXA Premier VIP Technology .............     Class B 1.80%       $   9.83                    25
AXA Premier VIP Technology .............     Class B 1.90%       $   9.79                    11
EQ/Alliance Common Stock ...............     Class B 0.50%       $ 316.20                    --
EQ/Alliance Common Stock ...............     Class B 0.95%       $ 276.12                     2
EQ/Alliance Common Stock ...............     Class B 1.20%       $ 256.01                   545
EQ/Alliance Common Stock ...............     Class B 1.25%       $  12.69                 9,642
EQ/Alliance Common Stock ...............     Class B 1.35%       $ 244.64                 1,138
EQ/Alliance Common Stock ...............     Class B 1.40%       $ 240.95                   838
EQ/Alliance Common Stock ...............     Class B 1.50%       $  12.62                18,381
EQ/Alliance Common Stock ...............     Class B 1.55%       $ 230.23                   370
EQ/Alliance Common Stock ...............     Class B 1.60%       $ 226.77                   586
EQ/Alliance Common Stock ...............     Class B 1.65%       $  12.58                 5,402
EQ/Alliance Common Stock ...............     Class B 1.70%       $ 219.99                    73
EQ/Alliance Common Stock ...............     Class B 1.80%       $ 213.39                     4
EQ/Alliance Common Stock ...............     Class B 1.90%       $ 206.99                     2
EQ/Alliance Growth and Income ..........     Class B 0.50%       $  32.70                    --
EQ/Alliance Growth and Income ..........     Class B 0.95%       $  30.93                     1
EQ/Alliance Growth and Income ..........     Class B 1.20%       $  29.99                 4,757
EQ/Alliance Growth and Income ..........     Class B 1.25%       $  12.64                 6,550

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/Alliance Growth and Income ..........................     Class B 1.35%        $ 29.44                   841
EQ/Alliance Growth and Income ..........................     Class B 1.40%        $ 29.26                 6,841
EQ/Alliance Growth and Income ..........................     Class B 1.50%        $ 12.57                10,255
EQ/Alliance Growth and Income ..........................     Class B 1.55%        $ 28.72                   557
EQ/Alliance Growth and Income ..........................     Class B 1.60%        $ 28.54                 3,197
EQ/Alliance Growth and Income ..........................     Class B 1.65%        $ 12.53                 4,328
EQ/Alliance Growth and Income ..........................     Class B 1.70%        $ 28.19                   618
EQ/Alliance Growth and Income ..........................     Class B 1.80%        $ 27.84                    37
EQ/Alliance Growth and Income ..........................     Class B 1.90%        $ 27.49                    10
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%        $ 21.14                    --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%        $ 19.77                     3
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%        $ 19.05                 3,491
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%        $ 10.17                 1,844
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%        $ 18.62                 1,100
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%        $ 18.49                 5,175
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%        $ 10.11                 2,914
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%        $ 18.07                   873
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%        $ 17.94                 2,881
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%        $ 10.07                 1,398
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%        $ 17.67                   481
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%        $ 17.41                     7
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%        $ 17.15                     3
EQ/Alliance International ..............................     Class B 0.50%        $ 16.58                    --
EQ/Alliance International ..............................     Class B 0.95%        $ 15.79                     8
EQ/Alliance International ..............................     Class B 1.20%        $ 15.37                 5,792
EQ/Alliance International ..............................     Class B 1.25%        $ 14.88                 5,355
EQ/Alliance International ..............................     Class B 1.35%        $ 15.12                 2,553
EQ/Alliance International ..............................     Class B 1.40%        $ 15.04                 8,041
EQ/Alliance International ..............................     Class B 1.50%        $ 14.80                 7,171
EQ/Alliance International ..............................     Class B 1.55%        $ 14.79                 1,000
EQ/Alliance International ..............................     Class B 1.60%        $ 14.71                 4,498
EQ/Alliance International ..............................     Class B 1.65%        $ 14.74                 3,716
EQ/Alliance International ..............................     Class B 1.70%        $ 14.55                 1,037
EQ/Alliance International ..............................     Class B 1.80%        $ 14.39                    27
EQ/Alliance International ..............................     Class B 1.90%        $ 14.24                    16
EQ/Alliance Large Cap Growth ...........................     Class B 0.50%        $  7.55                    --
EQ/Alliance Large Cap Growth ...........................     Class B 0.95%        $  7.32                    66
EQ/Alliance Large Cap Growth ...........................     Class B 1.20%        $  7.20                 5,789
EQ/Alliance Large Cap Growth ...........................     Class B 1.25%        $ 12.58                 1,804
EQ/Alliance Large Cap Growth ...........................     Class B 1.35%        $  7.13                 8,379
EQ/Alliance Large Cap Growth ...........................     Class B 1.40%        $  7.10                 8,965
EQ/Alliance Large Cap Growth ...........................     Class B 1.50%        $ 12.51                 2,395
EQ/Alliance Large Cap Growth ...........................     Class B 1.55%        $  7.03                 9,117
EQ/Alliance Large Cap Growth ...........................     Class B 1.60%        $  7.01                14,352
EQ/Alliance Large Cap Growth ...........................     Class B 1.65%        $ 12.46                 1,386
EQ/Alliance Large Cap Growth ...........................     Class B 1.70%        $  6.96                 1,055
EQ/Alliance Large Cap Growth ...........................     Class B 1.80%        $  6.91                   205
EQ/Alliance Large Cap Growth ...........................     Class B 1.90%        $  6.86                    86
EQ/Alliance Quality Bond ...............................     Class B 0.50%        $ 17.77                    --
EQ/Alliance Quality Bond ...............................     Class B 0.95%        $ 16.81                     2
EQ/Alliance Quality Bond ...............................     Class B 1.20%        $ 16.29                 4,057
EQ/Alliance Quality Bond ...............................     Class B 1.25%        $ 10.54                 3,152
EQ/Alliance Quality Bond ...............................     Class B 1.35%        $ 15.99                   574
EQ/Alliance Quality Bond ...............................     Class B 1.40%        $ 15.90                 6,473
EQ/Alliance Quality Bond ...............................     Class B 1.50%        $ 10.47                 5,266
EQ/Alliance Quality Bond ...............................     Class B 1.55%        $ 15.60                   455

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                  Contract charges     Unit Value     Units Outstanding (000's)
                                                 ------------------   ------------   --------------------------
EQ/Alliance Quality Bond .....................     Class B 1.60%        $ 15.50                 2,753
EQ/Alliance Quality Bond .....................     Class B 1.65%        $ 10.44                 2,303
EQ/Alliance Quality Bond .....................     Class B 1.70%        $ 15.31                   573
EQ/Alliance Quality Bond .....................     Class B 1.80%        $ 15.12                     9
EQ/Alliance Quality Bond .....................     Class B 1.90%        $ 14.94                    24
EQ/Alliance Small Cap Growth .................     Class B 0.50%        $ 18.20                    --
EQ/Alliance Small Cap Growth .................     Class B 0.95%        $ 17.50                    25
EQ/Alliance Small Cap Growth .................     Class B 1.20%        $ 17.12                 3,815
EQ/Alliance Small Cap Growth .................     Class B 1.25%        $ 13.35                 2,764
EQ/Alliance Small Cap Growth .................     Class B 1.35%        $ 16.90                 4,499
EQ/Alliance Small Cap Growth .................     Class B 1.40%        $ 16.82                 5,243
EQ/Alliance Small Cap Growth .................     Class B 1.50%        $ 13.27                 3,772
EQ/Alliance Small Cap Growth .................     Class B 1.55%        $ 16.60                 1,979
EQ/Alliance Small Cap Growth .................     Class B 1.60%        $ 16.53                 3,839
EQ/Alliance Small Cap Growth .................     Class B 1.65%        $ 13.22                 1,783
EQ/Alliance Small Cap Growth .................     Class B 1.70%        $ 16.39                   372
EQ/Alliance Small Cap Growth .................     Class B 1.80%        $ 16.24                    27
EQ/Alliance Small Cap Growth .................     Class B 1.90%        $ 16.10                    15
EQ/Ariel Appreciation II .....................     Class B 0.50%        $ 10.38                    --
EQ/Ariel Appreciation II .....................     Class B 0.95%        $ 10.37                    --
EQ/Ariel Appreciation II .....................     Class B 1.20%        $ 10.37                     9
EQ/Ariel Appreciation II .....................     Class B 1.25%        $ 10.36                    76
EQ/Ariel Appreciation II .....................     Class B 1.35%        $ 10.49                     2
EQ/Ariel Appreciation II .....................     Class B 1.40%        $ 10.36                    63
EQ/Ariel Appreciation II .....................     Class B 1.50%        $ 10.36                   149
EQ/Ariel Appreciation II .....................     Class B 1.55%        $ 10.36                    --
EQ/Ariel Appreciation II .....................     Class B 1.60%        $ 10.36                    53
EQ/Ariel Appreciation II .....................     Class B 1.65%        $ 10.35                   118
EQ/Ariel Appreciation II .....................     Class B 1.70%        $ 10.35                    40
EQ/Ariel Appreciation II .....................     Class B 1.80%        $ 10.35                    --
EQ/Ariel Appreciation II .....................     Class B 1.90%        $ 10.35                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.50%        $  8.59                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.95%        $  8.32                     1
EQ/Bear Stearns Small Company Growth .........     Class B 1.20%        $  8.17                   554
EQ/Bear Stearns Small Company Growth .........     Class B 1.25%        $  8.15                 1,820
EQ/Bear Stearns Small Company Growth .........     Class B 1.35%        $  8.09                   287
EQ/Bear Stearns Small Company Growth .........     Class B 1.40%        $  8.06                 1,311
EQ/Bear Stearns Small Company Growth .........     Class B 1.50%        $  8.00                 2,774
EQ/Bear Stearns Small Company Growth .........     Class B 1.55%        $  7.97                   195
EQ/Bear Stearns Small Company Growth .........     Class B 1.60%        $  7.94                   410
EQ/Bear Stearns Small Company Growth .........     Class B 1.65%        $  7.91                 1,416
EQ/Bear Stearns Small Company Growth .........     Class B 1.70%        $  7.89                   242
EQ/Bear Stearns Small Company Growth .........     Class B 1.80%        $  7.83                    --
EQ/Bear Stearns Small Company Growth .........     Class B 1.90%        $  7.77                    --
EQ/Bernstein Diversified Value ...............     Class B 0.50%        $ 16.05                    --
EQ/Bernstein Diversified Value ...............     Class B 0.95%        $ 15.48                    46
EQ/Bernstein Diversified Value ...............     Class B 1.20%        $ 15.17                14,461
EQ/Bernstein Diversified Value ...............     Class B 1.25%        $ 12.77                 9,974
EQ/Bernstein Diversified Value ...............     Class B 1.35%        $ 14.99                 8,002
EQ/Bernstein Diversified Value ...............     Class B 1.40%        $ 14.93                21,943
EQ/Bernstein Diversified Value ...............     Class B 1.50%        $ 12.69                14,454
EQ/Bernstein Diversified Value ...............     Class B 1.55%        $ 14.75                 5,091
EQ/Bernstein Diversified Value ...............     Class B 1.60%        $ 14.69                15,585
EQ/Bernstein Diversified Value ...............     Class B 1.65%        $ 12.65                 9,522
EQ/Bernstein Diversified Value ...............     Class B 1.70%        $ 14.57                 2,363
EQ/Bernstein Diversified Value ...............     Class B 1.80%        $ 14.45                   149

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 1.90%        $ 14.33                    28
EQ/Boston Advisors Equity Income ..........     Class B 0.50%        $  6.30                    --
EQ/Boston Advisors Equity Income ..........     Class B 0.95%        $  6.10                     4
EQ/Boston Advisors Equity Income ..........     Class B 1.20%        $  5.99                 1,681
EQ/Boston Advisors Equity Income ..........     Class B 1.25%        $  5.97                 3,884
EQ/Boston Advisors Equity Income ..........     Class B 1.35%        $  5.92                   983
EQ/Boston Advisors Equity Income ..........     Class B 1.40%        $  5.90                 3,461
EQ/Boston Advisors Equity Income ..........     Class B 1.50%        $  5.86                 7,594
EQ/Boston Advisors Equity Income ..........     Class B 1.55%        $  5.84                   536
EQ/Boston Advisors Equity Income ..........     Class B 1.60%        $  5.82                 1,277
EQ/Boston Advisors Equity Income ..........     Class B 1.65%        $  5.80                 3,177
EQ/Boston Advisors Equity Income ..........     Class B 1.70%        $  5.78                   326
EQ/Boston Advisors Equity Income ..........     Class B 1.80%        $  5.74                     3
EQ/Boston Advisors Equity Income ..........     Class B 1.90%        $  5.69                    24
EQ/Calvert Socially Responsible ...........     Class B 0.50%        $  9.20                    --
EQ/Calvert Socially Responsible ...........     Class B 0.95%        $  8.93                    --
EQ/Calvert Socially Responsible ...........     Class B 1.20%        $  8.79                   723
EQ/Calvert Socially Responsible ...........     Class B 1.25%        $ 11.53                   679
EQ/Calvert Socially Responsible ...........     Class B 1.35%        $  8.71                   557
EQ/Calvert Socially Responsible ...........     Class B 1.40%        $  8.68                   933
EQ/Calvert Socially Responsible ...........     Class B 1.50%        $ 11.47                   570
EQ/Calvert Socially Responsible ...........     Class B 1.55%        $  8.60                    65
EQ/Calvert Socially Responsible ...........     Class B 1.60%        $  8.57                   468
EQ/Calvert Socially Responsible ...........     Class B 1.65%        $ 11.43                   571
EQ/Calvert Socially Responsible ...........     Class B 1.70%        $  8.51                   314
EQ/Calvert Socially Responsible ...........     Class B 1.80%        $  8.46                     3
EQ/Calvert Socially Responsible ...........     Class B 1.90%        $  8.40                    --
EQ/Capital Guardian Growth ................     Class B 0.50%        $ 13.33                    --
EQ/Capital Guardian Growth ................     Class B 0.95%        $ 12.82                     5
EQ/Capital Guardian Growth ................     Class B 1.20%        $ 12.54                 2,062
EQ/Capital Guardian Growth ................     Class B 1.25%        $ 11.27                 1,914
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 12.38                 8,004
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 12.32                 2,074
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.21                 1,697
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.16                 2,470
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.11                 2,581
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.17                 2,419
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.00                   351
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 11.90                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 11.79                     3
EQ/Capital Guardian International .........     Class B 0.50%        $ 13.07                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 12.68                    49
EQ/Capital Guardian International .........     Class B 1.20%        $ 12.47                 7,621
EQ/Capital Guardian International .........     Class B 1.25%        $ 14.52                 5,898
EQ/Capital Guardian International .........     Class B 1.35%        $ 12.35                 3,695
EQ/Capital Guardian International .........     Class B 1.40%        $ 12.30                 9,574
EQ/Capital Guardian International .........     Class B 1.50%        $ 14.43                 5,867
EQ/Capital Guardian International .........     Class B 1.55%        $ 12.18                 2,599
EQ/Capital Guardian International .........     Class B 1.60%        $ 12.14                11,032
EQ/Capital Guardian International .........     Class B 1.65%        $ 14.38                 7,243
EQ/Capital Guardian International .........     Class B 1.70%        $ 12.06                 2,337
EQ/Capital Guardian International .........     Class B 1.80%        $ 11.97                    54
EQ/Capital Guardian International .........     Class B 1.90%        $ 11.89                    31
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 12.52                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 12.15                    51
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 11.95                 7,166

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 12.31                 4,008
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 11.83                13,004
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 11.78                 7,742
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 12.24                 4,062
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 11.67                 5,540
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 11.63                11,228
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 12.20                 4,879
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 11.55                 1,585
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 11.47                    82
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 11.40                    23
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 12.28                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 11.92                    31
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 11.72                13,164
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 12.20                 7,792
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 11.60                 5,254
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 11.56                15,157
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 12.13                 7,494
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 11.44                 3,879
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 11.40                14,266
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 12.09                 7,725
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 11.33                 2,349
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 11.25                   106
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 11.17                    30
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 10.46                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 10.42                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 10.41                   161
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 10.40                   732
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 10.40                    18
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 10.39                   277
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 10.39                 1,183
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 10.38                    65
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 10.38                   113
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 10.38                   563
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 10.37                    81
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.37                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.36                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 29.22                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 27.69                    11
EQ/Equity 500 Index .......................     Class B 1.20%        $ 26.88                 8,383
EQ/Equity 500 Index .......................     Class B 1.25%        $ 12.09                10,047
EQ/Equity 500 Index .......................     Class B 1.35%        $ 26.40                 8,100
EQ/Equity 500 Index .......................     Class B 1.40%        $ 26.24                11,790
EQ/Equity 500 Index .......................     Class B 1.50%        $ 12.02                14,502
EQ/Equity 500 Index .......................     Class B 1.55%        $ 25.77                 3,726
EQ/Equity 500 Index .......................     Class B 1.60%        $ 25.62                10,127
EQ/Equity 500 Index .......................     Class B 1.65%        $ 11.98                 7,495
EQ/Equity 500 Index .......................     Class B 1.70%        $ 25.31                 1,604
EQ/Equity 500 Index .......................     Class B 1.80%        $ 25.01                   249
EQ/Equity 500 Index .......................     Class B 1.90%        $ 24.71                    18
EQ/Evergreen International Bond ...........     Class B 0.50%        $  9.77                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $  9.76                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.75                    38
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.75                   100
EQ/Evergreen International Bond ...........     Class B 1.35%        $  9.82                    16
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.75                    48
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.75                   228

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Evergreen International Bond ..........     Class B 1.55%        $  9.74                     9
EQ/Evergreen International Bond ..........     Class B 1.60%        $  9.74                    36
EQ/Evergreen International Bond ..........     Class B 1.65%        $  9.74                   172
EQ/Evergreen International Bond ..........     Class B 1.70%        $  9.74                     8
EQ/Evergreen International Bond ..........     Class B 1.80%        $  9.74                     4
EQ/Evergreen International Bond ..........     Class B 1.90%        $  9.74                    --
EQ/Evergreen Omega .......................     Class B 0.50%        $  9.07                    --
EQ/Evergreen Omega .......................     Class B 0.95%        $  8.79                     9
EQ/Evergreen Omega .......................     Class B 1.20%        $  8.63                 2,770
EQ/Evergreen Omega .......................     Class B 1.25%        $ 11.61                 1,920
EQ/Evergreen Omega .......................     Class B 1.35%        $  8.54                   431
EQ/Evergreen Omega .......................     Class B 1.40%        $  8.51                 3,403
EQ/Evergreen Omega .......................     Class B 1.50%        $ 11.54                 2,383
EQ/Evergreen Omega .......................     Class B 1.55%        $  8.42                   349
EQ/Evergreen Omega .......................     Class B 1.60%        $  8.39                 2,184
EQ/Evergreen Omega .......................     Class B 1.65%        $ 11.50                 1,528
EQ/Evergreen Omega .......................     Class B 1.70%        $  8.33                   280
EQ/Evergreen Omega .......................     Class B 1.80%        $  8.27                     6
EQ/Evergreen Omega .......................     Class B 1.90%        $  8.21                     7
EQ/FI Mid Cap ............................     Class B 0.50%        $ 12.23                    --
EQ/FI Mid Cap ............................     Class B 0.95%        $ 11.94                    39
EQ/FI Mid Cap ............................     Class B 1.20%        $ 11.78                12,783
EQ/FI Mid Cap ............................     Class B 1.25%        $ 13.66                 6,968
EQ/FI Mid Cap ............................     Class B 1.35%        $ 11.69                 2,752
EQ/FI Mid Cap ............................     Class B 1.40%        $ 11.66                16,419
EQ/FI Mid Cap ............................     Class B 1.50%        $ 13.58                 9,581
EQ/FI Mid Cap ............................     Class B 1.55%        $ 11.56                 4,297
EQ/FI Mid Cap ............................     Class B 1.60%        $ 11.53                10,309
EQ/FI Mid Cap ............................     Class B 1.65%        $ 13.53                 5,920
EQ/FI Mid Cap ............................     Class B 1.70%        $ 11.47                 1,556
EQ/FI Mid Cap ............................     Class B 1.80%        $ 11.41                    89
EQ/FI Mid Cap ............................     Class B 1.90%        $ 11.35                    16
EQ/FI Mid Cap Value ......................     Class B 0.50%        $ 17.04                    --
EQ/FI Mid Cap Value ......................     Class B 0.95%        $ 16.38                    13
EQ/FI Mid Cap Value ......................     Class B 1.20%        $ 16.03                 8,724
EQ/FI Mid Cap Value ......................     Class B 1.25%        $ 14.15                 6,055
EQ/FI Mid Cap Value ......................     Class B 1.35%        $ 15.82                 2,388
EQ/FI Mid Cap Value ......................     Class B 1.40%        $ 15.75                12,611
EQ/FI Mid Cap Value ......................     Class B 1.50%        $ 14.06                 8,875
EQ/FI Mid Cap Value ......................     Class B 1.55%        $ 15.54                 3,279
EQ/FI Mid Cap Value ......................     Class B 1.60%        $ 15.47                 7,278
EQ/FI Mid Cap Value ......................     Class B 1.65%        $ 14.02                 4,526
EQ/FI Mid Cap Value ......................     Class B 1.70%        $ 15.34                 1,107
EQ/FI Mid Cap Value ......................     Class B 1.80%        $ 15.20                    73
EQ/FI Mid Cap Value ......................     Class B 1.90%        $ 15.07                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 0.50%        $ 10.56                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 0.95%        $ 10.53                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.20%        $ 10.51                    81
EQ/GAMCO Mergers and Acquisition .........     Class B 1.25%        $ 10.51                   475
EQ/GAMCO Mergers and Acquisition .........     Class B 1.35%        $ 10.50                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 1.40%        $ 10.50                   348
EQ/GAMCO Mergers and Acquisition .........     Class B 1.50%        $ 10.49                   749
EQ/GAMCO Mergers and Acquisition .........     Class B 1.55%        $ 10.49                    11
EQ/GAMCO Mergers and Acquisition .........     Class B 1.60%        $ 10.49                   107
EQ/GAMCO Mergers and Acquisition .........     Class B 1.65%        $ 10.48                   442
EQ/GAMCO Mergers and Acquisition .........     Class B 1.70%        $ 10.48                    77

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/GAMCO Mergers and Acquisition .........     Class B 1.80%        $ 10.47                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.90%        $ 10.46                    --
EQ/GAMCO Small Company Value .............     Class B 0.50%        $ 27.24                    --
EQ/GAMCO Small Company Value .............     Class B 0.95%        $ 25.17                    --
EQ/GAMCO Small Company Value .............     Class B 1.20%        $ 24.09                   297
EQ/GAMCO Small Company Value .............     Class B 1.25%        $ 23.87                 1,166
EQ/GAMCO Small Company Value .............     Class B 1.35%        $ 23.46                   170
EQ/GAMCO Small Company Value .............     Class B 1.40%        $ 23.25                   626
EQ/GAMCO Small Company Value .............     Class B 1.50%        $ 22.84                 2,015
EQ/GAMCO Small Company Value .............     Class B 1.55%        $ 22.64                   111
EQ/GAMCO Small Company Value .............     Class B 1.60%        $ 22.44                   339
EQ/GAMCO Small Company Value .............     Class B 1.65%        $ 22.24                   802
EQ/GAMCO Small Company Value .............     Class B 1.70%        $ 22.05                    79
EQ/GAMCO Small Company Value .............     Class B 1.80%        $ 21.66                    --
EQ/GAMCO Small Company Value .............     Class B 1.90%        $ 21.28                     6
EQ/International Growth ..................     Class B 0.50%        $ 11.56                    --
EQ/International Growth ..................     Class B 0.95%        $ 11.53                    --
EQ/International Growth ..................     Class B 1.20%        $ 11.51                    40
EQ/International Growth ..................     Class B 1.25%        $ 11.51                   358
EQ/International Growth ..................     Class B 1.35%        $ 11.50                    28
EQ/International Growth ..................     Class B 1.40%        $ 11.49                    65
EQ/International Growth ..................     Class B 1.50%        $ 11.49                   371
EQ/International Growth ..................     Class B 1.55%        $ 11.48                     5
EQ/International Growth ..................     Class B 1.60%        $ 11.48                    98
EQ/International Growth ..................     Class B 1.65%        $ 11.48                   373
EQ/International Growth ..................     Class B 1.70%        $ 11.47                    56
EQ/International Growth ..................     Class B 1.80%        $ 11.46                    --
EQ/International Growth ..................     Class B 1.90%        $ 11.46                    --
EQ/Janus Large Cap Growth ................     Class B 0.50%        $  6.67                    --
EQ/Janus Large Cap Growth ................     Class B 0.95%        $  6.51                    23
EQ/Janus Large Cap Growth ................     Class B 1.20%        $  6.43                 5,457
EQ/Janus Large Cap Growth ................     Class B 1.25%        $ 12.29                 1,330
EQ/Janus Large Cap Growth ................     Class B 1.35%        $  6.38                 1,270
EQ/Janus Large Cap Growth ................     Class B 1.40%        $  6.36                 7,526
EQ/Janus Large Cap Growth ................     Class B 1.50%        $ 12.22                 2,328
EQ/Janus Large Cap Growth ................     Class B 1.55%        $  6.31                 5,127
EQ/Janus Large Cap Growth ................     Class B 1.60%        $  6.29                 6,287
EQ/Janus Large Cap Growth ................     Class B 1.65%        $ 12.18                 1,201
EQ/Janus Large Cap Growth ................     Class B 1.70%        $  6.26                   788
EQ/Janus Large Cap Growth ................     Class B 1.80%        $  6.22                    57
EQ/Janus Large Cap Growth ................     Class B 1.90%        $  6.19                    35
EQ/JPMorgan Core Bond ....................     Class B 0.50%        $ 14.95                    --
EQ/JPMorgan Core Bond ....................     Class B 0.95%        $ 14.42                    28
EQ/JPMorgan Core Bond ....................     Class B 1.20%        $ 14.13                11,494
EQ/JPMorgan Core Bond ....................     Class B 1.25%        $ 10.60                10,091
EQ/JPMorgan Core Bond ....................     Class B 1.35%        $ 13.96                 8,972
EQ/JPMorgan Core Bond ....................     Class B 1.40%        $ 13.90                17,324
EQ/JPMorgan Core Bond ....................     Class B 1.50%        $ 10.53                13,723
EQ/JPMorgan Core Bond ....................     Class B 1.55%        $ 13.73                 8,015
EQ/JPMorgan Core Bond ....................     Class B 1.60%        $ 13.68                14,021
EQ/JPMorgan Core Bond ....................     Class B 1.65%        $ 10.50                 7,995
EQ/JPMorgan Core Bond ....................     Class B 1.70%        $ 13.57                 1,527
EQ/JPMorgan Core Bond ....................     Class B 1.80%        $ 13.46                   207
EQ/JPMorgan Core Bond ....................     Class B 1.90%        $ 13.35                    51
EQ/JPMorgan Value Opportunities ..........     Class B 0.50%        $ 14.58                    --
EQ/JPMorgan Value Opportunities ..........     Class B 0.95%        $ 14.01                    14

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/JPMorgan Value Opportunities ..........     Class B 1.20%        $ 13.71                 3,795
EQ/JPMorgan Value Opportunities ..........     Class B 1.25%        $ 12.34                 1,298
EQ/JPMorgan Value Opportunities ..........     Class B 1.35%        $ 13.53                13,350
EQ/JPMorgan Value Opportunities ..........     Class B 1.40%        $ 13.47                 4,419
EQ/JPMorgan Value Opportunities ..........     Class B 1.50%        $ 12.27                 1,359
EQ/JPMorgan Value Opportunities ..........     Class B 1.55%        $ 13.30                 4,589
EQ/JPMorgan Value Opportunities ..........     Class B 1.60%        $ 13.24                 4,803
EQ/JPMorgan Value Opportunities ..........     Class B 1.65%        $ 12.22                 1,018
EQ/JPMorgan Value Opportunities ..........     Class B 1.70%        $ 13.12                   347
EQ/JPMorgan Value Opportunities ..........     Class B 1.80%        $ 13.01                    93
EQ/JPMorgan Value Opportunities ..........     Class B 1.90%        $ 12.89                    17
EQ/Lazard Small Cap Value ................     Class B 0.50%        $ 18.39                    --
EQ/Lazard Small Cap Value ................     Class B 0.95%        $ 17.74                    15
EQ/Lazard Small Cap Value ................     Class B 1.20%        $ 17.38                 7,963
EQ/Lazard Small Cap Value ................     Class B 1.25%        $ 13.08                 6,948
EQ/Lazard Small Cap Value ................     Class B 1.35%        $ 17.17                 5,204
EQ/Lazard Small Cap Value ................     Class B 1.40%        $ 17.10                10,810
EQ/Lazard Small Cap Value ................     Class B 1.50%        $ 13.01                 9,487
EQ/Lazard Small Cap Value ................     Class B 1.55%        $ 16.89                 2,629
EQ/Lazard Small Cap Value ................     Class B 1.60%        $ 16.83                 6,888
EQ/Lazard Small Cap Value ................     Class B 1.65%        $ 12.96                 5,307
EQ/Lazard Small Cap Value ................     Class B 1.70%        $ 16.69                   991
EQ/Lazard Small Cap Value ................     Class B 1.80%        $ 16.55                    90
EQ/Lazard Small Cap Value ................     Class B 1.90%        $ 16.42                    26
EQ/Legg Mason Value Equity ...............     Class B 0.50%        $ 10.66                    --
EQ/Legg Mason Value Equity ...............     Class B 0.95%        $ 10.65                    --
EQ/Legg Mason Value Equity ...............     Class B 1.20%        $ 10.64                    93
EQ/Legg Mason Value Equity ...............     Class B 1.25%        $ 10.64                   386
EQ/Legg Mason Value Equity ...............     Class B 1.35%        $ 10.80                    41
EQ/Legg Mason Value Equity ...............     Class B 1.40%        $ 10.64                   315
EQ/Legg Mason Value Equity ...............     Class B 1.50%        $ 10.64                   614
EQ/Legg Mason Value Equity ...............     Class B 1.55%        $ 10.64                   113
EQ/Legg Mason Value Equity ...............     Class B 1.60%        $ 10.63                   195
EQ/Legg Mason Value Equity ...............     Class B 1.65%        $ 10.63                   563
EQ/Legg Mason Value Equity ...............     Class B 1.70%        $ 10.63                   144
EQ/Legg Mason Value Equity ...............     Class B 1.80%        $ 10.63                    --
EQ/Legg Mason Value Equity ...............     Class B 1.90%        $ 10.63                    --
EQ/Long Term Bond ........................     Class B 0.50%        $ 10.06                    --
EQ/Long Term Bond ........................     Class B 0.95%        $ 10.03                    --
EQ/Long Term Bond ........................     Class B 1.20%        $ 10.01                   139
EQ/Long Term Bond ........................     Class B 1.25%        $ 10.01                   753
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.00                    55
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.00                   420
EQ/Long Term Bond ........................     Class B 1.50%        $  9.99                 1,556
EQ/Long Term Bond ........................     Class B 1.55%        $  9.99                    30
EQ/Long Term Bond ........................     Class B 1.60%        $  9.98                   431
EQ/Long Term Bond ........................     Class B 1.65%        $  9.98                   743
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   173
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.96                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 10.66                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 10.63                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 10.61                    94
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 10.61                   757
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 10.60                    93
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 10.59                   171

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 10.59                   807
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 10.58                    58
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 10.58                   135
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 10.58                   874
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 10.57                    83
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 10.57                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 10.56                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 10.62                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 10.59                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 10.57                    54
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 10.57                   415
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 10.56                    74
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 10.56                   153
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 10.55                   534
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 10.55                    45
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 10.54                   132
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 10.54                   527
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 10.54                    84
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 10.53                     4
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 10.52                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 11.21                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 11.18                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 11.16                   444
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 11.16                 1,971
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 11.15                   210
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 11.14                   890
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 11.14                 2,560
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 11.13                   120
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 11.13                   490
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 11.13                 2,163
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 11.12                   290
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 11.11                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 11.11                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 15.82                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 15.51                     7
EQ/Marsico Focus .........................     Class B 1.20%        $ 15.34                14,341
EQ/Marsico Focus .........................     Class B 1.25%        $ 12.63                12,004
EQ/Marsico Focus .........................     Class B 1.35%        $ 15.24                 2,123
EQ/Marsico Focus .........................     Class B 1.40%        $ 15.21                20,640
EQ/Marsico Focus .........................     Class B 1.50%        $ 12.56                14,932
EQ/Marsico Focus .........................     Class B 1.55%        $ 15.11                 1,390
EQ/Marsico Focus .........................     Class B 1.60%        $ 15.07                11,276
EQ/Marsico Focus .........................     Class B 1.65%        $ 12.51                11,881
EQ/Marsico Focus .........................     Class B 1.70%        $ 15.01                 2,354
EQ/Marsico Focus .........................     Class B 1.80%        $ 14.94                    73
EQ/Marsico Focus .........................     Class B 1.90%        $ 14.88                     5
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 21.84                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 21.00                     3
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 20.54                 5,635
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 12.14                 6,492
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 20.27                 3,782
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 20.18                 7,988
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 12.06                 8,863
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 19.92                 1,147
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 19.83                 4,227
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 12.02                 4,888

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 19.66                   849
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 19.49                    56
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 19.32                    19
EQ/Mercury International Value ...........     Class B 0.50%        $ 19.90                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 19.13                    36
EQ/Mercury International Value ...........     Class B 1.20%        $ 18.71                 4,933
EQ/Mercury International Value ...........     Class B 1.25%        $ 14.61                 5,025
EQ/Mercury International Value ...........     Class B 1.35%        $ 18.47                 7,759
EQ/Mercury International Value ...........     Class B 1.40%        $ 18.39                 6,535
EQ/Mercury International Value ...........     Class B 1.50%        $ 14.52                 7,184
EQ/Mercury International Value ...........     Class B 1.55%        $ 18.15                 3,145
EQ/Mercury International Value ...........     Class B 1.60%        $ 18.07                 4,992
EQ/Mercury International Value ...........     Class B 1.65%        $ 14.47                 4,026
EQ/Mercury International Value ...........     Class B 1.70%        $ 17.91                   782
EQ/Mercury International Value ...........     Class B 1.80%        $ 17.75                    61
EQ/Mercury International Value ...........     Class B 1.90%        $ 17.60                    10
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 15.29                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 14.70                    29
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 14.38                 1,516
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 12.27                   992
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 14.19                 6,697
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 14.13                 2,081
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.20                 1,605
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 13.94                 2,422
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 13.88                 3,566
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.16                   705
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 13.76                   184
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 13.64                    10
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 13.52                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 10.08                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $  9.77                     6
EQ/MFS Investors Trust ...................     Class B 1.20%        $  9.60                 3,821
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 12.32                 1,065
EQ/MFS Investors Trust ...................     Class B 1.35%        $  9.49                 4,802
EQ/MFS Investors Trust ...................     Class B 1.40%        $  9.46                 4,535
EQ/MFS Investors Trust ...................     Class B 1.50%        $ 12.25                 1,164
EQ/MFS Investors Trust ...................     Class B 1.55%        $  9.36                 4,965
EQ/MFS Investors Trust ...................     Class B 1.60%        $  9.33                 7,849
EQ/MFS Investors Trust ...................     Class B 1.65%        $ 12.21                 1,271
EQ/MFS Investors Trust ...................     Class B 1.70%        $  9.26                   603
EQ/MFS Investors Trust ...................     Class B 1.80%        $  9.20                    76
EQ/MFS Investors Trust ...................     Class B 1.90%        $  9.13                     6
EQ/Money Market ..........................     Class B 0.00%        $ 39.77                   162
EQ/Money Market ..........................     Class B 0.50%        $ 35.18                    --
EQ/Money Market ..........................     Class B 0.95%        $ 31.50                    11
EQ/Money Market ..........................     Class B 1.20%        $ 29.61                 1,411
EQ/Money Market ..........................     Class B 1.25%        $ 10.06                 2,172
EQ/Money Market ..........................     Class B 1.35%        $ 28.53                 2,619
EQ/Money Market ..........................     Class B 1.40%        $ 28.17                 2,307
EQ/Money Market ..........................     Class B 1.50%        $ 10.00                 6,802
EQ/Money Market ..........................     Class B 1.55%        $ 27.14                 1,954
EQ/Money Market ..........................     Class B 1.60%        $ 26.81                 4,058
EQ/Money Market ..........................     Class B 1.65%        $  9.97                 2,041
EQ/Money Market ..........................     Class B 1.70%        $ 26.15                   845
EQ/Money Market ..........................     Class B 1.80%        $ 25.51                    22
EQ/Money Market ..........................     Class B 1.90%        $ 24.88                    10

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  4.90                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  4.74                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.66                   137
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.64                 1,014
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.61                    47
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.59                   525
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.56                 1,829
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.54                    14
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.53                   172
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.51                   883
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.49                    72
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.46                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.43                    --
EQ/PIMCO Real Return ................     Class B 0.50%        $  9.99                    --
EQ/PIMCO Real Return ................     Class B 0.95%        $  9.96                    --
EQ/PIMCO Real Return ................     Class B 1.20%        $  9.94                 1,269
EQ/PIMCO Real Return ................     Class B 1.25%        $  9.94                 2,883
EQ/PIMCO Real Return ................     Class B 1.35%        $  9.93                   308
EQ/PIMCO Real Return ................     Class B 1.40%        $  9.93                 1,434
EQ/PIMCO Real Return ................     Class B 1.50%        $  9.92                 4,644
EQ/PIMCO Real Return ................     Class B 1.55%        $  9.92                   300
EQ/PIMCO Real Return ................     Class B 1.60%        $  9.92                   848
EQ/PIMCO Real Return ................     Class B 1.65%        $  9.91                 3,300
EQ/PIMCO Real Return ................     Class B 1.70%        $  9.91                   286
EQ/PIMCO Real Return ................     Class B 1.80%        $  9.90                     4
EQ/PIMCO Real Return ................     Class B 1.90%        $  9.90                     8
EQ/Short Duration Bond ..............     Class B 0.50%        $ 10.04                    --
EQ/Short Duration Bond ..............     Class B 0.95%        $ 10.01                    --
EQ/Short Duration Bond ..............     Class B 1.20%        $  9.99                   189
EQ/Short Duration Bond ..............     Class B 1.25%        $  9.99                   333
EQ/Short Duration Bond ..............     Class B 1.35%        $  9.98                    57
EQ/Short Duration Bond ..............     Class B 1.40%        $  9.98                   245
EQ/Short Duration Bond ..............     Class B 1.50%        $  9.97                   400
EQ/Short Duration Bond ..............     Class B 1.55%        $  9.97                    25
EQ/Short Duration Bond ..............     Class B 1.60%        $  9.96                   132
EQ/Short Duration Bond ..............     Class B 1.65%        $  9.96                   402
EQ/Short Duration Bond ..............     Class B 1.70%        $  9.96                    60
EQ/Short Duration Bond ..............     Class B 1.80%        $  9.95                     1
EQ/Short Duration Bond ..............     Class B 1.90%        $  9.94                     8
EQ/Small Company Index ..............     Class B 0.50%        $ 15.81                    --
EQ/Small Company Index ..............     Class B 0.95%        $ 15.25                    15
EQ/Small Company Index ..............     Class B 1.20%        $ 14.94                 3,854
EQ/Small Company Index ..............     Class B 1.25%        $ 12.84                 2,861
EQ/Small Company Index ..............     Class B 1.35%        $ 14.76                 2,139
EQ/Small Company Index ..............     Class B 1.40%        $ 14.70                 5,841
EQ/Small Company Index ..............     Class B 1.50%        $ 12.76                 4,236
EQ/Small Company Index ..............     Class B 1.55%        $ 14.52                   854
EQ/Small Company Index ..............     Class B 1.60%        $ 14.46                 3,372
EQ/Small Company Index ..............     Class B 1.65%        $ 12.72                 2,210
EQ/Small Company Index ..............     Class B 1.70%        $ 14.35                   596
EQ/Small Company Index ..............     Class B 1.80%        $ 14.23                    18
EQ/Small Company Index ..............     Class B 1.90%        $ 14.12                     6
EQ/TCW Equity .......................     Class B 0.50%        $ 20.25                    --
EQ/TCW Equity .......................     Class B 0.95%        $ 18.71                    --
EQ/TCW Equity .......................     Class B 1.20%        $ 17.90                    88
EQ/TCW Equity .......................     Class B 1.25%        $ 17.74                   688

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.35%        $ 17.43                   160
EQ/TCW Equity .................................     Class B 1.40%        $ 17.28                   231
EQ/TCW Equity .................................     Class B 1.50%        $ 16.98                   847
EQ/TCW Equity .................................     Class B 1.55%        $ 16.83                    15
EQ/TCW Equity .................................     Class B 1.60%        $ 16.68                   146
EQ/TCW Equity .................................     Class B 1.65%        $ 16.53                   526
EQ/TCW Equity .................................     Class B 1.70%        $ 16.39                    41
EQ/TCW Equity .................................     Class B 1.80%        $ 16.10                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 15.82                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  5.90                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  5.71                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  5.61                   215
EQ/UBS Growth and Income ......................     Class B 1.25%        $  5.59                 1,420
EQ/UBS Growth and Income ......................     Class B 1.35%        $  5.55                   169
EQ/UBS Growth and Income ......................     Class B 1.40%        $  5.53                   450
EQ/UBS Growth and Income ......................     Class B 1.50%        $  5.49                 2,805
EQ/UBS Growth and Income ......................     Class B 1.55%        $  5.47                   102
EQ/UBS Growth and Income ......................     Class B 1.60%        $  5.45                   286
EQ/UBS Growth and Income ......................     Class B 1.65%        $  5.43                   952
EQ/UBS Growth and Income ......................     Class B 1.70%        $  5.41                    69
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.37                    --
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.33                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 10.49                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 10.46                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 10.44                   393
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 10.44                 2,313
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 10.43                   250
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 10.42                   630
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 10.42                 1,952
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 10.41                   131
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 10.41                   410
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 10.41                 2,852
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 10.40                   296
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 10.40                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 10.39                     2
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 14.98                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 14.42                     9
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 14.12                 4,095
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 18.41                 4,108
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 13.94                 3,667
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 13.88                 8,800
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 18.31                 7,390
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 13.71                 1,632
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 13.65                 5,043
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 18.24                 3,408
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 13.53                   755
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 13.42                    34
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 13.30                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 12.44                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 12.41                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 12.39                   133
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 12.38                   742
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 12.37                    49
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 12.37                   471
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 12.36                   845
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 12.36                    40

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005

                                                          Contract charges     Unit Value     Units Outstanding (000's)
                                                         ------------------   ------------   --------------------------
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.60%        $ 12.35                   172
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.65%        $ 12.35                   533
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.70%        $ 12.34                   179
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.80%        $ 12.34                    --
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.90%        $ 12.33                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.50%        $ 11.97                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.95%        $ 11.94                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.20%        $ 11.92                    25
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.25%        $ 11.87                   149
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.35%        $ 11.90                    15
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.40%        $ 11.90                    90
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.50%        $ 11.83                   287
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.55%        $ 11.89                     5
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.60%        $ 11.88                    40
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.65%        $ 11.81                   137
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.70%        $ 11.81                    34
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.80%        $ 11.87                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.90%        $ 11.86                    --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.20%        $ 10.79                   679
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.25%        $ 11.05                 1,352
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 2,005
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.50%        $ 10.99                 2,846
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.60%        $ 10.71                 1,084
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.65%        $ 10.95                 2,568
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.70%        $ 10.94                   784
U.S. Real Estate -- Class II .........................     Class B 1.20%        $ 14.69                   946
U.S. Real Estate -- Class II .........................     Class B 1.25%        $ 17.05                 3,476
U.S. Real Estate -- Class II .........................     Class B 1.40%        $ 14.63                 2,274
U.S. Real Estate -- Class II .........................     Class B 1.50%        $ 16.95                 6,143
U.S. Real Estate -- Class II .........................     Class B 1.60%        $ 14.58                   539
U.S. Real Estate -- Class II .........................     Class B 1.65%        $ 16.89                 2,639
U.S. Real Estate -- Class II .........................     Class B 1.70%        $ 16.87                   410

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         AXA            AXA               AXA
                                                     Aggressive     Conservative   Conservative-Plus
                                                     Allocation      Allocation        Allocation
                                                   -------------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $19,066,261    $   6,132,925     $ 14,892,724
 Expenses:
  Asset-based charges ............................    5,341,512        2,300,586        4,631,260
                                                    -----------    -------------     ------------
Net Investment Income (Loss) .....................   13,724,749        3,832,339       10,261,464
                                                    -----------    -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,779,869        1,654,826        2,001,873
  Realized gain distribution from The Trusts .....           --          360,425        1,073,121
                                                    -----------    -------------     ------------
 Net realized gain (loss) ........................    2,779,869        2,015,251        3,074,994
                                                    -----------    -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   17,138,005       (3,482,583)      (4,457,903)
                                                    -----------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   19,917,874       (1,467,332)      (1,382,909)
                                                    -----------    -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $33,642,623    $   2,365,007     $  8,878,555
                                                    ===========    =============     ============

                                                         AXA            AXA
                                                      Moderate     Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation    Aggressive Equity      Core Bond
                                                   -------------- --------------- ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $66,134,996    $ 95,043,900      $          --     $   21,663,659
 Expenses:
  Asset-based charges ............................   32,489,328      26,137,375          1,635,364          8,885,212
                                                    -----------    ------------      -------------     --------------
Net Investment Income (Loss) .....................   33,645,668      68,906,525         (1,635,364)        12,778,447
                                                    -----------    ------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   22,251,020       5,542,881           (886,071)          (504,254)
  Realized gain distribution from The Trusts .....           --              --                 --                 --
                                                    -----------    ------------      -------------     --------------
 Net realized gain (loss) ........................   22,251,020       5,542,881           (886,071)          (504,254)
                                                    -----------    ------------      -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   38,109,879      61,664,907          9,882,490        (10,201,214)
                                                    -----------    ------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   60,360,899      67,207,788          8,996,419        (10,705,468)
                                                    -----------    ------------      -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $94,006,567    $136,114,313      $   7,361,055     $    2,072,979
                                                    ===========    ============      =============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                     Health Care       High Yield     International Equity
                                                  ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................   $  5,560,175    $   66,687,431         $11,293,440
 Expenses:
  Asset-based charges ...........................      2,995,939        12,552,150           3,937,718
                                                    ------------    --------------         -----------
Net Investment Income (Loss) ....................      2,564,236        54,135,281           7,355,722
                                                    ------------    --------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      6,014,000         1,318,187          14,295,712
  Realized gain distribution from The Trusts ....      6,084,500                --          10,607,166
                                                    ------------    --------------         -----------
 Net realized gain (loss) .......................     12,098,500         1,318,187          24,902,878
                                                    ------------    --------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments .................     (2,113,272)      (41,779,232)          6,546,929
                                                    ------------    --------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      9,985,228       (40,461,045)         31,449,807
                                                    ------------    --------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ 12,549,464    $   13,674,236         $38,805,529
                                                    ============    ==============         ===========

                                                      AXA Premier VIP       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                   Large Cap Core Equity   Large Cap Growth   Large Cap Value    Mid Cap Growth
                                                  ----------------------- ------------------ ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $1,113,569           $         --      $ 11,843,495     $    5,529,239
 Expenses:
  Asset-based charges ...........................        2,022,374              4,008,139         5,649,138          4,958,442
                                                        ----------           ------------      ------------     --------------
Net Investment Income (Loss) ....................         (908,805)            (4,008,139)        6,194,357            570,797
                                                        ----------           ------------      ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        5,758,096             13,100,910        13,463,668         18,211,482
  Realized gain distribution from The Trusts ....        2,759,422                     --         9,534,500         42,659,263
                                                        ----------           ------------      ------------     --------------
 Net realized gain (loss) .......................        8,517,518             13,100,910        22,998,168         60,870,745
                                                        ----------           ------------      ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments .................          (19,935)             7,837,804        (7,177,612)       (37,444,435)
                                                        ----------           ------------      ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        8,497,583             20,938,714        15,820,556         23,426,310
                                                        ----------           ------------      ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $7,588,778           $ 16,930,575      $ 22,014,913     $   23,997,107
                                                        ==========           ============      ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP    EQ/Alliance
                                                     Mid Cap Value       Technology     Common Stock
                                                   ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   25,150,713     $         --     $ 10,142,220
 Expenses:
  Asset-based charges ............................       5,146,221        3,186,172       17,116,849
                                                    --------------     ------------     ------------
Net Investment Income (Loss) .....................      20,004,492       (3,186,172)      (6,974,629)
                                                    --------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      20,174,993        5,421,524       (5,767,868)
  Realized gain distribution from The Trusts .....      54,780,774               --               --
                                                    --------------     ------------     ------------
 Net realized gain (loss) ........................      74,955,767        5,421,524       (5,767,868)
                                                    --------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (74,529,545)      18,489,524       48,413,896
                                                    --------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         426,222       23,911,048       42,646,028
                                                    --------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   20,430,714     $ 20,724,876     $ 35,671,399
                                                    ==============     ============     ============

                                                                         EQ/Alliance
                                                                        Intermediate                     EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance       Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    7,550,240     $ 11,289,934    $ 7,687,103    $           --
 Expenses:
  Asset-based charges ............................        9,994,646        4,679,031      6,435,742         5,073,503
                                                     --------------     ------------    -----------    --------------
Net Investment Income (Loss) .....................       (2,444,406)       6,610,903      1,251,361        (5,073,503)
                                                     --------------     ------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       22,618,241       (2,313,146)    16,950,829       (14,432,807)
  Realized gain distribution from The Trusts .....       22,706,491               --             --                --
                                                     --------------     ------------    -----------    --------------
 Net realized gain (loss) ........................       45,324,732       (2,313,146)    16,950,829       (14,432,807)
                                                     --------------     ------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (14,132,714)      (4,911,759)    47,673,227        64,096,603
                                                     --------------     ------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       31,192,018       (7,224,905)    64,624,056        49,663,796
                                                     --------------     ------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   28,747,612     $   (614,002)   $65,875,417    $   44,590,293
                                                     ==============     ============    ===========    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance           EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II (b)
                                                   -------------- ------------------ ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 13,076,094     $         --           $16,663
 Expenses:
  Asset-based charges ............................     4,784,077        5,710,322             6,736
                                                    ------------     ------------           -------
Net Investment Income (Loss) .....................     8,292,017       (5,710,322)            9,927
                                                    ------------     ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        17,226       11,267,745             1,413
  Realized gain distribution from The Trusts .....            --               --                --
                                                    ------------     ------------           -------
 Net realized gain (loss) ........................        17,226       11,267,745             1,413
                                                    ------------     ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,500,079)      33,805,069            44,688
                                                    ------------     ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (6,482,853)      45,072,814            46,101
                                                    ------------     ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  1,809,164     $ 39,362,492           $56,028
                                                    ============     ============           =======

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,130,711       $ 16,013,806          $1,761,258        $       --
 Expenses:
  Asset-based charges ............................       430,250         19,406,779           1,181,187           541,250
                                                      ----------       ------------          ----------        ----------
Net Investment Income (Loss) .....................       700,461         (3,392,973)            580,071          (541,250)
                                                      ----------       ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       298,191         32,045,190             752,686         1,261,552
  Realized gain distribution from The Trusts .....            --         28,902,431                  --         1,568,995
                                                      ----------       ------------          ----------        ----------
 Net realized gain (loss) ........................       298,191         60,947,621             752,686         2,830,547
                                                      ----------       ------------          ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         (2,991,585)          3,322,031           957,226
                                                      ----------       ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,950,932         57,956,036           4,074,717         3,787,773
                                                      ----------       ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,651,393       $ 54,563,063          $4,654,788        $3,246,523
                                                      ==========       ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   EQ/Capital Guardian   EQ/Capital Guardian   EQ/Capital Guardian
                                                          Growth            International            Research
                                                  --------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................     $    532,058           $ 9,426,925          $  3,822,836
 Expenses:
  Asset-based charges ...........................        3,550,559             8,750,479             9,854,745
                                                      ------------           -----------          ------------
Net Investment Income (Loss) ....................       (3,018,501)              676,446            (6,031,909)
                                                      ------------           -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........       (6,153,529)           17,128,896            24,784,915
  Realized gain distribution from The Trusts ....               --               811,779                    --
                                                      ------------           -----------          ------------
 Net realized gain (loss) .......................       (6,153,529)           17,940,675            24,784,915
                                                      ------------           -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................       19,679,168            76,229,988            11,921,863
                                                      ------------           -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................       13,525,639            94,170,663            36,706,778
                                                      ------------           -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................     $ 10,507,138           $94,847,109          $ 30,674,869
                                                      ============           ===========          ============

                                                                                                              EQ/Evergreen
                                                   EQ/Capital Guardian    EQ/Caywood-Scholl      EQ/Equity    International
                                                       U.S. Equity       High Yield Bond (a)     500 Index      Bond (b)
                                                  --------------------- --------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................    $    4,616,980         $   1,671,566      $ 20,086,166    $       --
 Expenses:
  Asset-based charges ...........................        12,190,435               135,138        21,352,943         7,035
                                                     --------------         -------------      ------------    ----------
Net Investment Income (Loss) ....................        (7,573,455)            1,536,428        (1,266,777)       (7,035)
                                                     --------------         -------------      ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        22,206,838                22,687        22,001,002         1,805
  Realized gain distribution from The Trusts ....        44,168,753                    --        27,662,057            --
                                                     --------------         -------------      ------------    ----------
 Net realized gain (loss) .......................        66,375,591                22,687        49,663,059         1,805
                                                     --------------         -------------      ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments .................       (19,921,225)           (1,317,445)       (4,285,559)     (110,331)
                                                     --------------         -------------      ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        46,454,366            (1,294,758)       45,377,500      (108,526)
                                                     --------------         -------------      ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................    $   38,880,911         $     241,670      $ 44,110,723    $ (115,561)
                                                     ==============         =============      ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega           Mid Cap       Mid Cap Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      51,370   $   60,558,085   $   35,773,837
 Expenses:
  Asset-based charges ............................      2,015,028       11,225,056       10,359,216
                                                    -------------   --------------   --------------
Net Investment Income (Loss) .....................     (1,963,658)      49,333,029       25,414,621
                                                    -------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,699,515       27,338,025       20,467,846
  Realized gain distribution from The Trusts .....      4,331,217       50,668,992       49,829,217
                                                    -------------   --------------   --------------
 Net realized gain (loss) ........................      9,030,732       78,007,017       70,297,063
                                                    -------------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,453,673)     (85,356,433)     (25,159,259)
                                                    -------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,577,059       (7,349,416)      45,137,804
                                                    -------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   3,613,401   $   41,983,613   $   70,552,425
                                                    =============   ==============   ==============

                                                        EQ/GAMCO          EQ/GAMCO                           EQ/Janus
                                                       Mergers and     Small Company   EQ/International     Large Cap
                                                    Acquisitions (a)       Value          Growth (a)          Growth
                                                   ------------------ --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   448,313      $     805,682       $103,954       $      3,572
 Expenses:
  Asset-based charges ............................        108,839          1,179,434         56,432          3,042,673
                                                      -----------      -------------       --------       ------------
Net Investment Income (Loss) .....................        339,474           (373,752)        47,522         (3,039,101)
                                                      -----------      -------------       --------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         30,731            711,478        115,195          2,702,596
  Realized gain distribution from The Trusts .....         54,301          7,880,970             --                 --
                                                      -----------      -------------       --------       ------------
 Net realized gain (loss) ........................         85,032          8,592,448        115,195          2,702,596
                                                      -----------      -------------       --------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (204,505)        (4,895,218)       809,860         12,878,013
                                                      -----------      -------------       --------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (119,473)         3,697,230        925,055         15,580,609
                                                      -----------      -------------       --------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   220,001      $   3,323,478       $972,577       $ 12,541,508
                                                      ===========      =============       ========       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      EQ/JPMorgan       EQ/Lazard
                                                      EQ/JPMorgan        Value          Small Cap
                                                       Core Bond     Opportunities        Value
                                                   ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   40,437,942    $ 7,225,498    $   37,517,064
 Expenses:
  Asset-based charges ............................      16,370,551      6,816,174        11,913,670
                                                    --------------    -----------    --------------
Net Investment Income (Loss) .....................      24,067,391        409,324        25,603,394
                                                    --------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,334,160      6,392,598        30,042,843
  Realized gain distribution from The Trusts .....              --             --        40,159,354
                                                    --------------    -----------    --------------
 Net realized gain (loss) ........................       2,334,160      6,392,598        70,202,197
                                                    --------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (17,960,654)     4,422,921       (68,521,361)
                                                    --------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (15,626,494)    10,815,519         1,680,836
                                                    --------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    8,440,897    $11,224,843    $   27,284,230
                                                    ==============    ===========    ==============

                                                                                       EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and       EQ/Lord Abbett
                                                    Value Equity (b)   Term Bond (a)     Income (a)     Large Cap Core (a)
                                                   ------------------ --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   7,551        $  758,813       $  186,092         $  80,086
 Expenses:
  Asset-based charges ............................        29,432           192,758          138,623            97,603
                                                       ---------        ----------       ----------         ---------
Net Investment Income (Loss) .....................       (21,881)          566,055           47,469           (17,517)
                                                       ---------        ----------       ----------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        24,118          (135,108)          32,954            49,831
  Realized gain distribution from The Trusts .....            --           275,390               --                --
                                                       ---------        ----------       ----------         ---------
 Net realized gain (loss) ........................        24,118           140,282           32,954            49,831
                                                       ---------        ----------       ----------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       123,666          (801,967)         985,547           603,584
                                                       ---------        ----------       ----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       147,784          (661,685)       1,018,501           653,415
                                                       ---------        ----------       ----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 125,903        $  (95,630)      $1,065,970         $ 635,898
                                                       =========        ==========       ==========         =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                           EQ/Mercury
                                                      EQ/Lord Abbett      EQ/Marsico       Basic Value
                                                    Mid Cap Value (a)        Focus           Equity
                                                   ------------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  639,972      $          --    $    9,802,489
 Expenses:
  Asset-based charges ............................         449,063         14,954,933        10,119,995
                                                        ----------      -------------    --------------
Net Investment Income (Loss) .....................         190,909        (14,954,933)         (317,506)
                                                        ----------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         157,833         23,794,249        18,929,329
  Realized gain distribution from The Trusts .....              --         29,142,143        30,046,746
                                                        ----------      -------------    --------------
 Net realized gain (loss) ........................         157,833         52,936,392        48,976,075
                                                        ----------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       2,885,519         66,818,972       (37,549,430)
                                                        ----------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       3,043,352        119,755,364        11,426,645
                                                        ----------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $3,234,261      $ 104,800,431    $   11,109,139
                                                        ==========      =============    ==============

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $11,921,645     $         --      $  1,442,028     $12,766,369
 Expenses:
  Asset-based charges ............................     9,168,254        3,744,013         4,263,316       7,274,390
                                                     -----------     ------------      ------------     -----------
Net Investment Income (Loss) .....................     2,753,391       (3,744,013)       (2,821,288)      5,491,979
                                                     -----------     ------------      ------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    14,769,364       (4,789,449)          888,350        (973,816)
  Realized gain distribution from The Trusts .....            --               --                --              --
                                                     -----------     ------------      ------------     -----------
 Net realized gain (loss) ........................    14,769,364       (4,789,449)          888,350        (973,816)
                                                     -----------     ------------      ------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    44,908,546       27,036,649        17,942,254       1,166,842
                                                     -----------     ------------      ------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    59,677,910       22,247,200        18,830,604         193,026
                                                     -----------     ------------      ------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $62,431,301     $ 18,503,187      $ 16,009,316     $ 5,685,005
                                                     ===========     ============      ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell       EQ/PIMCO
                                                           Growth          Real Return (a)
                                                   ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    47,921         $   3,033,159
 Expenses:
  Asset-based charges ............................          153,699               713,546
                                                        -----------         -------------
Net Investment Income (Loss) .....................         (105,778)            2,319,613
                                                        -----------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          110,268               (17,412)
  Realized gain distribution from The Trusts .....               --                92,593
                                                        -----------         -------------
 Net realized gain (loss) ........................          110,268                75,181
                                                        -----------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          522,308            (3,155,014)
                                                        -----------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          632,576            (3,079,833)
                                                        -----------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   526,798         $    (760,220)
                                                        ===========         =============

                                                                                                          EQ/UBS
                                                         EQ/Short          EQ/Small         EQ/TCW      Growth and
                                                    Duration Bond (a)    Company Index      Equity        Income
                                                   ------------------- ---------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  180,798       $    3,951,397   $       --     $  221,949
 Expenses:
  Asset-based charges ............................         84,245            4,874,642      357,236        256,893
                                                       ----------       --------------   ----------     ----------
Net Investment Income (Loss) .....................         96,553             (923,245)    (357,236)       (34,944)
                                                       ----------       --------------   ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (9,866)          17,670,286      237,055        341,428
  Realized gain distribution from The Trusts .....             71           16,270,996           --             --
                                                       ----------       --------------   ----------     ----------
 Net realized gain (loss) ........................         (9,795)          33,941,282      237,055        341,428
                                                       ----------       --------------   ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (107,926)         (22,917,641)   2,723,776      1,666,855
                                                       ----------       --------------   ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (117,721)          11,023,641    2,960,831      2,008,283
                                                       ----------       --------------   ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $  (21,168)      $   10,100,396   $2,603,595     $1,973,339
                                                       ==========       ==============   ==========     ==========

                                                    EQ/Van Kampen
                                                    Comstock (a)
                                                   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  723,872
 Expenses:
  Asset-based charges ............................      416,115
                                                     ----------
Net Investment Income (Loss) .....................      307,757
                                                     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       60,165
  Realized gain distribution from The Trusts .....           --
                                                     ----------
 Net realized gain (loss) ........................       60,165
                                                     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,466,481
                                                     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    2,526,646
                                                     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,834,403
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging         EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth (a)
                                                   ---------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  2,682,118        $       --
 Expenses:
  Asset-based charges ............................      5,885,219           131,680
                                                     ------------        ----------
Net Investment Income (Loss) .....................     (3,203,101)         (131,680)
                                                     ------------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     31,173,755           176,749
  Realized gain distribution from The Trusts .....     18,823,592                --
                                                     ------------        ----------
 Net realized gain (loss) ........................     49,997,347           176,749
                                                     ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267         2,533,305
                                                     ------------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,022,614         2,710,054
                                                     ------------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $120,819,513        $2,578,374
                                                     ============        ==========

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 663,401        $          --         $ 7,312,114
 Expenses:
  Asset-based charges ............................       49,573            1,252,806           2,831,920
                                                      ---------        -------------         -----------
Net Investment Income (Loss) .....................      613,828           (1,252,806)          4,480,194
                                                      ---------        -------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       95,044            1,673,750          10,109,825
  Realized gain distribution from The Trusts .....        1,325                   --                  --
                                                      ---------        -------------         -----------
 Net realized gain (loss) ........................       96,369            1,673,750          10,109,825
                                                      ---------        -------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (71,053)           2,486,860          15,478,770
                                                      ---------        -------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       25,316            4,160,610          25,588,595
                                                      ---------        -------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 639,144        $   2,907,804         $30,068,789
                                                      =========        =============         ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                       AXA Aggressive Allocation       AXA Conservative Allocation
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,724,749     $  1,250,066    $   3,832,339    $  1,651,837
 Net realized gain (loss) on investments .........      2,779,869         (828,923)       2,015,250         391,226
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,138,005       17,625,861       (3,482,583)      1,340,644
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     33,642,623       18,047,004        2,365,006       3,383,707
                                                    -------------     ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    251,025,828      156,554,106       81,943,968      62,277,776
  Transfers between funds including
   guaranteed interest account, net ..............     73,773,473       48,184,265       26,325,884      27,630,660
  Transfers for contract benefits and
   terminations ..................................    (10,814,680)      (2,095,193)     (11,126,957)     (2,392,278)
  Contract maintenance charges ...................     (2,467,514)        (162,559)      (1,035,135)       (115,253)
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    311,517,107      202,480,619       96,107,760      87,400,905
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (89,233)          47,403          (64,041)         77,437
                                                    -------------     ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    345,070,497      220,575,026       98,408,725      90,862,049
Net Assets -- Beginning of Period ................    227,358,135        6,783,109       95,960,564       5,098,515
                                                    -------------     ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 572,428,632     $227,358,135    $ 194,369,289    $ 95,960,564
                                                    =============     ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         32,393           83,537           20,699          12,117
 Units Redeemed ..................................         (5,687)         (64,506)         (11,660)         (3,599)
                                                    -------------     ------------    -------------    ------------
 Net Increase (Decrease) .........................         26,706           19,031            9,039           8,518
                                                    =============     ============    =============    ============

                                                   AXA Conservative-Plus Allocation         AXA Moderate Allocation
                                                   --------------------------------- -------------------------------------
                                                         2005             2004              2005               2004
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  10,261,464     $  2,993,004     $   33,645,668     $   25,730,778
 Net realized gain (loss) on investments .........      3,074,994          231,127         22,251,020          8,665,208
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,457,903)       6,357,620         38,109,879         68,638,009
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      8,878,555        9,581,751         94,006,567        103,033,995
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    197,994,576      136,560,768      1,035,944,140        791,453,620
  Transfers between funds including
   guaranteed interest account, net ..............     64,814,517       49,616,915        179,148,832        212,303,320
  Transfers for contract benefits and
   terminations ..................................    (17,188,790)      (5,401,742)      (112,078,288)       (49,628,748)
  Contract maintenance charges ...................     (1,899,117)        (203,264)       (15,665,860)        (5,870,217)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,721,186      180,572,677      1,087,348,824        948,257,975
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (93,467)          52,927             26,524             41,283
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................    252,506,274      190,207,355      1,181,381,915      1,051,333,253
Net Assets -- Beginning of Period ................    198,875,704        8,668,349      1,705,244,554        653,911,301
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 451,381,978     $198,875,704     $2,886,626,469     $1,705,244,554
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         31,072           21,234            119,680             89,349
 Units Redeemed ..................................         (8,778)          (3,856)           (25,679)           (13,514)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................         22,294           17,378             94,001             75,835
                                                    =============     ============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      AXA Moderate-Plus Allocation     AXA Premier VIP Aggressive Equity
                                                   ----------------------------------- ---------------------------------
                                                          2005              2004             2005             2004
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   68,906,525    $  11,053,032     $ (1,635,364)    $ (1,541,900)
 Net realized gain (loss) on investments .........        5,542,881          825,014         (886,071)      (2,390,443)
 Change in unrealized appreciation
  (depreciation) of investments ..................       61,664,907       56,938,813        9,882,490       14,973,900
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      136,114,313       68,816,859        7,361,055       11,041,557
                                                     --------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,376,346,370      658,378,541       12,688,727       16,895,586
  Transfers between funds including
   guaranteed interest account, net ..............      422,308,028      216,717,689       (3,428,726)      (1,239,647)
  Transfers for contract benefits and
   terminations ..................................      (60,173,947)     (13,655,662)      (8,731,003)      (7,597,848)
  Contract maintenance charges ...................      (10,806,386)        (644,576)        (652,762)        (504,848)
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,727,674,065      860,795,992         (123,764)       7,553,243
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           83,248           36,119           43,561           77,677
                                                     --------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets ................    1,863,705,130      929,648,970        7,280,852       18,672,477
Net Assets -- Beginning of Period ................      955,535,662       25,886,692      120,084,747      101,412,270
                                                     --------------    -------------     ------------     ------------
Net Assets -- End of Period ......................   $2,819,240,792    $ 955,535,662     $127,365,599     $120,084,747
                                                     ==============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          170,804           90,053            1,652            1,914
 Units Redeemed ..................................          (22,298)          (9,719)            (930)            (891)
                                                     --------------    -------------     ------------     ------------
 Net Increase (Decrease) .........................          148,506           80,334              722            1,023
                                                     ==============    =============     ============     ============

                                                       AXA Premier VIP Core Bond       AXA Premier VIP Health Care
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,778,447    $  10,276,523     $  2,564,236    $  4,273,976
 Net realized gain (loss) on investments .........       (504,254)       4,508,125       12,098,500       9,314,662
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,201,214)      (1,219,137)      (2,113,272)      3,013,044
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,072,979       13,565,511       12,549,464      16,601,682
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     76,464,229      118,496,240       45,695,129      49,302,807
  Transfers between funds including
   guaranteed interest account, net ..............    (14,906,411)      (4,892,940)       2,660,750      23,472,013
  Transfers for contract benefits and
   terminations ..................................    (36,709,260)     (30,256,245)      (9,484,194)     (5,638,793)
  Contract maintenance charges ...................     (4,760,796)      (3,964,770)      (1,661,233)     (1,109,717)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,087,762       79,382,285       37,210,452      66,026,310
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,463           44,572           31,410          61,654
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................     22,194,204       92,992,368       49,791,326      82,689,646
Net Assets -- Beginning of Period ................    609,191,659      516,199,291      196,522,651     113,833,005
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 631,385,863    $ 609,191,659     $246,313,977    $196,522,651
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,049           25,401            7,939          10,642
 Units Redeemed ..................................        (15,775)         (17,615)          (4,827)         (4,468)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................          2,274            7,786            3,112           6,174
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    AXA Premier VIP International
                                                   AXA Premier VIP High Yield                  Equity
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  54,135,281    $  40,487,370    $   7,355,722     $  1,744,793
 Net realized gain (loss) on investments ......      1,318,187       (1,768,121)      24,902,878        8,333,522
 Change in unrealized appreciation
  (depreciation) of investments ...............    (41,779,232)   $  15,403,350        6,546,929       19,828,901
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     13,674,236       54,122,599       38,805,529       29,907,216
                                                 -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    116,013,764      172,015,565       59,482,304       70,339,810
  Transfers between funds including
   guaranteed interest account, net ...........    (46,726,687)      14,518,520        1,927,951       31,571,518
  Transfers for contract benefits and
   terminations ...............................    (60,672,317)     (48,837,418)     (11,845,909)      (5,876,789)
  Contract maintenance charges ................     (5,711,889)      (4,342,090)      (2,074,231)      (1,086,297)
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      2,902,871      133,354,577       47,490,115       94,948,242
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         37,468           43,506           33,467           50,272
                                                 -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets .............     16,614,575      187,520,682       86,329,111      124,905,730
Net Assets -- Beginning of Period .............    860,775,135      673,254,453      242,580,713      117,674,983
                                                 -------------    -------------    -------------     ------------
Net Assets -- End of Period ...................  $ 877,389,710    $ 860,775,135    $ 328,909,824     $242,580,713
                                                 =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................         18,150           23,466           14,105           15,379
 Units Redeemed ...............................        (12,208)         (11,122)         (10,599)          (7,012)
                                                 -------------    -------------    -------------     ------------
 Net Increase (Decrease) ......................          5,942           12,344            3,506            8,367
                                                 =============    =============    =============     ============

                                                 AXA Premier VIP Large Cap Core
                                                             Equity               AXA Premier VIP Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (908,805)    $  1,232,583    $  (4,008,139)    $ (3,340,586)
 Net realized gain (loss) on investments ......      8,517,518        5,994,986       13,100,910        5,507,044
 Change in unrealized appreciation
  (depreciation) of investments ...............        (19,935)       2,665,684        7,837,804       11,109,829
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................      7,588,778        9,893,253       16,930,575       13,276,287
                                                  ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     18,473,491       23,311,992       44,030,257       60,720,555
  Transfers between funds including
   guaranteed interest account, net ...........     (1,945,677)       5,667,087      (25,247,096)      14,965,209
  Transfers for contract benefits and
   terminations ...............................     (7,252,991)      (4,581,575)     (13,063,991)      (9,238,200)
  Contract maintenance charges ................     (1,099,265)        (856,159)      (2,157,868)      (1,640,288)
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      8,175,558       23,541,345        3,561,302       64,807,276
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         55,407           82,345           43,639           55,663
                                                  ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets .............     15,819,743       33,516,943       20,535,516       78,139,226
Net Assets -- Beginning of Period .............    135,769,357      102,252,414      275,274,718      197,135,492
                                                  ------------     ------------    -------------     ------------
Net Assets -- End of Period ...................   $151,589,100     $135,769,357    $ 295,810,234     $275,274,718
                                                  ============     ============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................          3,403            4,561            8,910           13,069
 Units Redeemed ...............................         (2,755)          (2,038)          (9,047)          (6,525)
                                                  ------------     ------------    -------------     ------------
 Net Increase (Decrease) ......................            648            2,253             (137)           6,544
                                                  ============     ============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA Premier VIP Large Cap Value   AXA Premier VIP Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,194,357    $  14,453,501    $     570,797    $     420,844
 Net realized gain (loss) on investments .........     22,998,168        9,160,474       60,870,745        9,801,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,177,612)      12,104,794      (37,444,435)      20,914,849
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     22,014,913       35,718,769       23,997,107       31,137,532
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,127,987       73,070,891       47,492,328       74,577,288
  Transfers between funds including
   guaranteed interest account, net ..............     21,156,030       39,223,367      (24,427,342)       7,547,504
  Transfers for contract benefits and
   terminations ..................................    (20,367,781)     (11,056,605)     (16,828,135)     (11,462,810)
  Contract maintenance charges ...................     (2,946,772)      (1,836,940)      (2,760,134)      (2,032,153)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     75,969,464       99,400,713        3,476,717       68,629,829
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,385           55,880           27,149           48,432
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     98,029,762      135,175,362       27,500,973       99,815,793
Net Assets -- Beginning of Period ................    342,252,622      207,077,260      346,611,734      246,795,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 440,282,384    $ 342,252,622    $ 374,112,707    $ 346,611,734
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,911           15,309            8,732           15,616
 Units Redeemed ..................................         (8,920)          (6,306)          (9,136)          (8,812)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          5,991            9,003             (404)           6,804
                                                    =============    =============    =============    =============

                                                     AXA Premier VIP Mid Cap Value    AXA Premier VIP Technology (a)
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  20,004,492    $   7,698,635    $  (3,186,172)    $   (806,120)
 Net realized gain (loss) on investments .........     74,955,767       15,646,851        5,421,524        2,886,465
 Change in unrealized appreciation
  (depreciation) of investments ..................    (74,529,545)      16,091,755       18,489,524       13,689,601
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     20,430,714       39,437,241       20,724,876       15,769,946
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     51,930,384       79,666,269       31,426,116       35,885,538
  Transfers between funds including
   guaranteed interest account, net ..............    (34,910,692)      29,551,735      (13,437,851)     117,668,968
  Transfers for contract benefits and
   terminations ..................................    (17,121,545)     (12,021,413)     (12,011,210)      (6,905,286)
  Contract maintenance charges ...................     (2,814,469)      (1,953,510)      (1,477,727)        (969,510)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (2,916,322)      95,243,081        4,499,328      145,679,710
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         14,305           36,399           33,535           59,021
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................     17,528,697      134,716,721       25,257,739      161,508,677
Net Assets -- Beginning of Period ................    353,192,326      218,475,605      228,760,941       67,252,264
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 370,721,023    $ 353,192,326    $ 254,018,680     $228,760,941
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,414           15,835            8,421           26,000
 Units Redeemed ..................................         (8,891)          (7,157)          (8,616)          (9,085)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................           (477)           8,678             (195)          16,915
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Common Stock          EQ/Alliance Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (6,974,629)    $   (3,685,463)   $  (2,444,406)   $   1,243,577
 Net realized gain (loss) on investments .........       (5,767,868)       (19,524,741)      45,324,732        9,370,148
 Change in unrealized appreciation
  (depreciation) of investments ..................       48,413,896        148,727,751      (14,132,714)      48,376,892
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       35,671,399        125,517,547       28,747,612       58,990,617
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      191,221,311        237,901,843      124,781,945      151,355,992
  Transfers between funds including
   guaranteed interest account, net ..............      (54,925,548)        25,868,760       (4,923,235)      40,509,334
  Transfers for contract benefits and
   terminations ..................................      (84,787,214)       (64,874,200)     (35,256,118)     (23,625,716)
  Contract maintenance charges ...................       (7,058,872)        (4,720,010)      (5,293,945)      (3,597,930)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       44,449,677        194,176,393       79,308,647      164,641,680
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           41,255             76,120           38,610           49,351
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       80,162,331        319,770,060      108,094,869      223,681,648
Net Assets -- Beginning of Period ................    1,197,879,191        878,109,131      651,517,765      427,836,117
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,278,041,522     $1,197,879,191    $ 759,612,634    $ 651,517,765
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           19,404             21,150           14,973           18,100
 Units Redeemed ..................................           (5,466)            (3,430)          (6,749)          (5,612)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           13,938             17,720            8,224           12,488
                                                     ==============     ==============    =============    =============

                                                       EQ/Alliance Intermediate
                                                         Government Securities           EQ/Alliance International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,610,903    $   5,443,983    $   1,251,361    $   2,055,462
 Net realized gain (loss) on investments .........     (2,313,146)      (1,789,176)      16,950,829        8,692,293
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,911,759)      (2,195,726)      47,673,227       39,065,655
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (614,002)       1,459,081       65,875,417       49,813,410
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     26,437,312       55,889,036      126,871,054       84,893,424
  Transfers between funds including
   guaranteed interest account, net ..............    (18,865,061)     (19,283,175)      47,182,955       18,639,349
  Transfers for contract benefits and
   terminations ..................................    (23,866,305)     (24,038,279)     (22,289,981)     (13,441,034)
  Contract maintenance charges ...................     (2,063,483)      (1,952,085)      (2,927,145)      (1,657,314)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,357,537)      10,615,497      148,836,883       88,434,425
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,304           47,559           30,144           51,608
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (18,936,237)      12,122,137      214,742,444      138,299,443
Net Assets -- Beginning of Period ................    340,358,555      328,236,418      371,494,005      233,194,562
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 321,422,318    $ 340,358,555    $ 586,236,449    $ 371,494,005
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,128           10,961           23,270           17,212
 Units Redeemed ..................................         (6,258)          (8,648)         (12,200)          (9,590)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (130)           2,313           11,070            7,622
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Large Cap Growth        EQ/Alliance Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,073,503)   $  (4,835,377)   $   8,292,017    $   7,474,068
 Net realized gain (loss) on investments .........    (14,432,807)     (23,216,807)          17,226        1,182,354
 Change in unrealized appreciation
  (depreciation) of investments ..................     64,096,603       49,959,591       (6,500,079)      (2,399,961)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     44,590,293       21,907,407        1,809,164        6,256,461
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,034,801       32,658,973       51,371,797       67,007,398
  Transfers between funds including
   guaranteed interest account, net ..............     14,965,706      (12,036,103)       9,488,300       (1,567,202)
  Transfers for contract benefits and
   terminations ..................................    (25,289,298)     (18,798,982)     (20,686,192)     (17,731,063)
  Contract maintenance charges ...................     (1,690,717)      (1,359,958)      (2,479,695)      (1,964,345)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     16,020,492          463,930       37,694,210       45,744,788
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (36,900)          60,658           43,555           60,303
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     60,573,885       22,431,995       39,546,929       52,061,552
Net Assets -- Beginning of Period ................    350,565,529      328,133,534      310,172,572      258,111,020
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 411,139,414    $ 350,565,529    $ 349,719,501    $ 310,172,572
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,412            9,621            9,836           10,638
 Units Redeemed ..................................        (11,873)         (11,311)          (5,660)          (6,005)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (461)          (1,690)           4,176            4,633
                                                    =============    =============    =============    =============

                                                                                           EQ/Ariel
                                                     EQ/Alliance Small Cap Growth     Appreciation II(d)
                                                   --------------------------------- -------------------
                                                         2005             2004               2005
                                                   ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,710,322)   $  (5,048,783)      $    9,927
 Net realized gain (loss) on investments .........     11,267,745        2,910,528            1,413
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,805,069       45,577,615           44,688
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................     39,362,492       43,439,360           56,028
                                                    -------------    -------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,453,222       60,077,310        3,042,502
  Transfers between funds including
   guaranteed interest account, net ..............    (15,514,390)     (15,426,982)       2,241,358
  Transfers for contract benefits and
   terminations ..................................    (26,168,596)     (19,285,304)          (3,659)
  Contract maintenance charges ...................     (2,445,298)      (1,842,288)            (710)
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,324,938       23,522,736        5,279,490
                                                    -------------    -------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         46,064           57,326        3,006,291
                                                    -------------    -------------       ----------
Increase (Decrease) in Net Assets ................     42,733,494       67,019,422        8,341,809
Net Assets -- Beginning of Period ................    401,230,277      334,210,855               --
                                                    -------------    -------------       ----------
Net Assets -- End of Period ......................  $ 443,963,771    $ 401,230,277       $8,341,809
                                                    =============    =============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,337           10,387              525
 Units Redeemed ..................................         (6,403)          (7,811)             (15)
                                                    -------------    -------------       ----------
 Net Increase (Decrease) .........................            935            2,576              510
                                                    =============    =============       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Bear Stearns Small Company
                                                             Growth (b)              EQ/Bernstein Diversified Value
                                                   ------------------------------ -------------------------------------
                                                         2005           2004             2005               2004
                                                   --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    700,461     $   (3,165)    $   (3,392,973)    $      456,032
 Net realized gain (loss) on investments .........       298,191         45,936         60,947,621         19,193,659
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         61,580         (2,991,585)       108,422,137
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     2,651,393        104,351         54,563,063        128,071,828
                                                    ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,371,234      1,046,319        201,158,084        238,618,340
  Transfers between funds including
   guaranteed interest account, net ..............    35,556,920      1,789,945        (10,334,451)        64,694,988
  Transfers for contract benefits and
   terminations ..................................    (1,006,120)          (980)       (75,091,882)       (54,310,692)
  Contract maintenance charges ...................      (133,151)          (799)        (9,164,485)        (6,294,410)
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    66,788,883      2,834,485        106,567,266        242,708,226
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        97,623          3,043             24,656             34,389
                                                    ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ................    69,537,899      2,941,879        161,154,985        370,814,443
Net Assets -- Beginning of Period ................     2,941,879             --      1,278,737,438        907,922,995
                                                    ------------     ----------     --------------     --------------
Net Assets -- End of Period ......................  $ 72,479,778     $2,941,879     $1,439,892,423     $1,278,737,438
                                                    ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................        11,355            477             26,576             35,171
 Units Redeemed ..................................        (2,733)           (89)           (16,769)           (14,333)
                                                    ------------     ----------     --------------     --------------
 Net Increase (Decrease) .........................         8,622            388              9,807             20,838
                                                    ============     ==========     ==============     ==============


                                                         EQ/Boston Advisors
                                                           Equity Income (b)        EQ/Calvert Socially Responsible
                                                   -------------------------------- -------------------------------
                                                         2005             2004            2005           2004
                                                   ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    580,071     $   109,195    $   (541,250)   $  (377,153)
 Net realized gain (loss) on investments .........        752,686           3,136       2,830,547        736,591
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,322,031         175,301         957,226        372,522
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,654,788         287,632       3,246,523        731,960
                                                     ------------     -----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,482,650       3,233,630      10,156,259      8,948,670
  Transfers between funds including
   guaranteed interest account, net ..............     55,305,446      13,425,408       4,457,886      1,154,923
  Transfers for contract benefits and
   terminations ..................................     (3,907,232)        (47,012)     (1,810,108)      (878,555)
  Contract maintenance charges ...................       (370,136)         (3,100)       (266,073)      (170,210)
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,510,728      16,608,927      12,537,964      9,054,828
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         42,040         112,508          83,338         94,425
                                                     ------------     -----------    ------------    -----------
Increase (Decrease) in Net Assets ................    118,207,556      17,009,066      15,867,824      9,881,213
Net Assets -- Beginning of Period ................     17,009,066              --      31,915,621     22,034,408
                                                     ------------     -----------    ------------    -----------
Net Assets -- End of Period ......................   $135,216,622     $17,009,066    $ 47,783,445    $31,915,621
                                                     ============     ===========    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,123           3,157           2,272          1,722
 Units Redeemed ..................................         (6,176)           (153)         (1,045)          (822)
                                                     ------------     -----------    ------------    -----------
 Net Increase (Decrease) .........................         19,947           3,004           1,227            900
                                                     ============     ===========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/Capital Guardian Growth     EQ/Capital Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,018,501)   $  (2,180,260)   $     676,446    $     825,831
 Net realized gain (loss) on investments .........     (6,153,529)      (9,383,756)      17,940,675        2,805,403
 Change in unrealized appreciation
  (depreciation) of investments ..................     19,679,168       20,593,789       76,229,988       51,810,215
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     10,507,138        9,029,773       94,847,109       55,441,449
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     52,920,271       12,980,134      119,900,457      138,317,878
  Transfers between funds including
   guaranteed interest account, net ..............     (1,579,641)     (14,084,594)       1,980,354       46,488,671
  Transfers for contract benefits and
   terminations ..................................    (21,254,496)     (16,817,334)     (28,307,442)     (17,849,918)
  Contract maintenance charges ...................     (1,136,443)      (1,104,693)      (4,045,917)      (2,283,362)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     28,949,691      (19,026,487)      89,527,452      164,673,269
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (81,804)          75,090         (342,221)          55,864
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     39,375,025       (9,921,624)     184,032,340      220,170,582
Net Assets -- Beginning of Period ................    245,121,143      255,042,767      544,384,662      324,214,080
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 284,496,168    $ 245,121,143    $ 728,417,002    $ 544,384,662
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,983            3,322           21,227           26,042
 Units Redeemed ..................................         (5,043)          (4,956)         (14,592)         (10,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,940           (1,634)           6,635           15,340
                                                    =============    =============    =============    =============

                                                     EQ/Capital Guardian Research     EQ/Capital Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,031,909)   $  (4,697,184)   $  (7,573,455)   $  (6,243,900)
 Net realized gain (loss) on investments .........     24,784,915       10,271,641       66,375,591        9,599,830
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,921,863       52,195,696      (19,921,225)      53,423,505
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,674,869       57,770,153       38,880,911       56,779,435
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     66,436,602      104,101,186      114,274,509      183,183,498
  Transfers between funds including
   guaranteed interest account, net ..............    (36,443,236)       8,096,122      (23,661,771)      40,689,780
  Transfers for contract benefits and
   terminations ..................................    (46,406,021)     (35,170,191)     (44,088,451)     (33,757,471)
  Contract maintenance charges ...................     (3,952,448)      (2,955,742)      (5,962,176)      (4,119,222)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (20,365,103)      74,071,375       40,562,111      185,996,585
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,464           58,784           36,912           53,624
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     10,355,230      131,900,312       79,479,934      242,829,644
Net Assets -- Beginning of Period ................    694,789,312      562,889,000      826,203,941      583,374,297
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 705,144,542    $ 694,789,312    $ 905,683,875    $ 826,203,941
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,220           16,908           17,395           29,318
 Units Redeemed ..................................        (12,207)         (10,173)         (14,139)         (12,140)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,987)           6,735            3,256           17,178
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Caywood-Scholl
                                                    High Yield Bond (c)           EQ/Equity 500 Index
                                                   --------------------- -------------------------------------
                                                            2005                2005               2004
                                                   --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $  1,536,428        $   (1,266,777)    $    1,291,994
 Net realized gain (loss) on investments .........           22,687            49,663,059          7,559,886
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,317,445)           (4,285,559)       104,623,711
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................          241,670            44,110,723        113,475,591
                                                       ------------        --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       21,031,213           179,951,947        249,642,346
  Transfers between funds including
   guaranteed interest account, net ..............       12,280,683           (56,745,087)        19,315,161
  Transfers for contract benefits and
   terminations ..................................         (350,545)          (92,161,190)       (70,651,199)
  Contract maintenance charges ...................          (23,820)           (9,301,790)        (7,100,588)
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       32,937,531            21,743,880        191,205,720
                                                       ------------        --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           56,650                26,462             35,471
                                                       ------------        --------------     --------------
Increase (Decrease) in Net Assets ................       33,235,851            65,881,065        304,716,782
Net Assets -- Beginning of Period ................               --         1,471,293,770      1,166,576,988
                                                       ------------        --------------     --------------
Net Assets -- End of Period ......................     $ 33,235,851        $1,537,174,835     $1,471,293,770
                                                       ============        ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................            3,719                24,730             31,072
 Units Redeemed ..................................             (526)              (16,507)           (13,748)
                                                       ------------        --------------     --------------
 Net Increase (Decrease) .........................            3,195                 8,223             17,324
                                                       ============        ==============     ==============

                                                         EQ/Evergreen
                                                    International Bond (d)         EQ/Evergreen Omega          EQ/FI Mid Cap
                                                   ------------------------ --------------------------------- ----------------
                                                             2005                 2005             2004             2005
                                                   ------------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    (7,035)        $  (1,963,658)    $ (1,175,890)   $  49,333,029
 Net realized gain (loss) on investments .........             1,805             9,030,732        3,590,986       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................          (110,331)           (3,453,673)       5,326,163      (85,356,433)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................          (115,561)            3,613,401        7,741,259       41,983,613
                                                         -----------         -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         4,153,462            23,670,333       50,260,568      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............         2,302,187           (14,468,855)      11,867,844       (7,222,052)
  Transfers for contract benefits and
   terminations ..................................           (33,837)           (6,557,979)      (4,791,530)     (37,406,647)
  Contract maintenance charges ...................              (684)           (1,108,590)        (670,057)      (5,621,680)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................         6,421,128             1,534,909       56,666,825       84,608,568
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         5,006,114              (855,864)          41,462          (45,092)
                                                         -----------         -------------     ------------    -------------
Increase (Decrease) in Net Assets ................        11,311,681             4,292,446       64,449,546      126,547,089
Net Assets -- Beginning of Period ................                --           143,614,468       79,164,922      741,336,364
                                                         -----------         -------------     ------------    -------------
Net Assets -- End of Period ......................       $11,311,681         $ 147,906,914     $143,614,468    $ 867,883,453
                                                         ===========         =============     ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................               780                 3,766            9,740           21,608
 Units Redeemed ..................................              (121)               (4,119)          (3,939)         (15,501)
                                                         -----------         -------------     ------------    -------------
 Net Increase (Decrease) .........................               659                  (353)           5,801            6,106
                                                         ===========         =============     ============    =============

                                                    EQ/FI Mid Cap
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,678,034
 Net realized gain (loss) on investments .........     37,281,726
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,346,933
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,306,693
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    161,942,654
  Transfers between funds including
   guaranteed interest account, net ..............     33,945,189
  Transfers for contract benefits and
   terminations ..................................    (24,646,753)
  Contract maintenance charges ...................     (3,658,146)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,582,944
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         40,937
                                                    -------------
Increase (Decrease) in Net Assets ................    257,930,574
Net Assets -- Beginning of Period ................    483,405,790
                                                    -------------
Net Assets -- End of Period ......................  $ 741,336,364
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         27,029
 Units Redeemed ..................................        (11,973)
                                                    -------------
 Net Increase (Decrease) .........................         15,056
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/GAMCO Mergers
                                                          EQ/FI Mid Cap Value         and Acquisitions (c)
                                                   --------------------------------- ----------------------
                                                         2005             2004                2005
                                                   ---------------- ---------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,414,621    $   6,530,413        $   339,474
 Net realized gain (loss) on investments .........     70,297,063       41,907,930             85,032
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,159,259)      37,064,059           (204,505)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................     70,552,425       85,502,402            220,001
                                                    -------------    -------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    126,285,709      122,517,718         12,886,403
  Transfers between funds including
   guaranteed interest account, net ..............     29,738,482       27,676,075         11,399,463
  Transfers for contract benefits and
   terminations ..................................    (37,827,726)     (25,152,089)          (251,280)
  Contract maintenance charges ...................     (5,094,975)      (3,249,526)           (30,955)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,101,490      121,792,178         24,003,631
                                                    -------------    -------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,725           50,159             48,294
                                                    -------------    -------------        -----------
Increase (Decrease) in Net Assets ................    183,687,640      207,344,739         24,271,926
Net Assets -- Beginning of Period ................    649,000,735      441,655,996                 --
                                                    -------------    -------------        -----------
Net Assets -- End of Period ......................  $ 832,688,375    $ 649,000,735        $24,271,926
                                                    =============    =============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         19,958           19,456              2,575
 Units Redeemed ..................................        (11,240)          (9,069)              (268)
                                                    -------------    -------------        -----------
 Net Increase (Decrease) .........................          8,718           10,387              2,307
                                                    =============    =============        ===========

                                                                                                                   EQ/Janus Large
                                                   EQ/GAMCO Small Company Value (b)  EQ/International Growth (c)     Cap Growth
                                                   -------------------------------- ----------------------------- ----------------
                                                         2005             2004                   2005                   2005
                                                   ---------------- --------------- ----------------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (373,752)    $    (3,826)           $    47,522           $  (3,039,101)
 Net realized gain (loss) on investments .........      8,592,448         293,855                115,195               2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,895,218)        278,469                809,860              12,878,013
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,323,478         568,498                972,577              12,541,508
                                                     ------------     -----------            -----------           -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,825,071       4,802,357             10,813,199              29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............     43,986,193      12,553,512              4,307,418               5,413,585
  Transfers for contract benefits and
   terminations ..................................     (3,255,039)        (39,354)               (71,543)            (12,730,324)
  Contract maintenance charges ...................       (346,414)         (3,123)                (4,734)             (1,347,087)
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    108,209,811      17,313,392             15,044,340              21,028,256
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         56,782          12,971                 36,666                  11,086
                                                     ------------     -----------            -----------           -------------
Increase (Decrease) in Net Assets ................    111,590,071      17,894,861             16,053,583              33,580,850
Net Assets -- Beginning of Period ................     17,894,861              --                     --             194,883,644
                                                     ------------     -----------            -----------           -------------
Net Assets -- End of Period ......................   $129,484,932     $17,894,861            $16,053,583           $ 228,464,494
                                                     ============     ===========            ===========           =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,969             842                  1,944                   7,554
 Units Redeemed ..................................         (2,155)            (45)                  (550)                 (6,428)
                                                     ------------     -----------            -----------           -------------
 Net Increase (Decrease) .........................          4,814             797                  1,394                   1,126
                                                     ============     ===========            ===========           =============

                                                    EQ/Janus Large
                                                      Cap Growth
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,058,980)
 Net realized gain (loss) on investments .........     (2,177,565)
 Change in unrealized appreciation
  (depreciation) of investments ..................     22,307,352
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,070,807
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     30,347,677
  Transfers between funds including
   guaranteed interest account, net ..............        656,687
  Transfers for contract benefits and
   terminations ..................................    (10,026,646)
  Contract maintenance charges ...................       (950,415)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,027,303
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         48,834
                                                    -------------
Increase (Decrease) in Net Assets ................     38,146,944
Net Assets -- Beginning of Period ................    156,736,700
                                                    -------------
Net Assets -- End of Period ......................  $ 194,883,644
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,912
 Units Redeemed ..................................         (6,278)
                                                    -------------
 Net Increase (Decrease) .........................          1,634
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/JPMorgan Core Bond          EQ/JPMorgan Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   24,067,391     $   27,468,022    $     409,324    $    (609,119)
 Net realized gain (loss) on investments .........        2,334,160          6,022,066        6,392,598          846,840
 Change in unrealized appreciation
  (depreciation) of investments ..................      (17,960,654)        (7,850,327)       4,422,921       42,080,496
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................        8,440,897         25,639,761       11,224,843       42,318,217
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      171,533,722        171,439,660       20,377,175       27,947,101
  Transfers between funds including
   guaranteed interest account, net ..............       35,271,455        (21,011,758)     (14,340,611)      (3,513,613)
  Transfers for contract benefits and
   terminations ..................................      (82,455,484)       (70,175,152)     (46,035,901)     (37,326,732)
  Contract maintenance charges ...................       (6,554,118)        (5,070,136)      (2,257,434)      (1,991,717)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      117,795,575         75,182,614      (42,256,771)     (14,884,961)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           28,602             42,215           41,441           56,866
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................      126,265,074        100,864,590      (30,990,487)      27,490,122
Net Assets -- Beginning of Period ................    1,064,504,834        963,640,244      499,641,078      472,150,956
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,190,769,908     $1,064,504,834    $ 468,650,591    $ 499,641,078
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           31,536             30,368            4,461            6,040
 Units Redeemed ..................................          (18,812)           (21,703)          (7,537)          (7,143)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           12,724              8,665           (3,076)          (1,103)
                                                     ==============     ==============    =============    =============

                                                                                        EQ/Legg Mason       EQ/Long
                                                       EQ/Lazard Small Cap Value      Value Equity (c)   Term Bond (c)
                                                   --------------------------------- ------------------ --------------
                                                         2005             2004              2005             2005
                                                   ---------------- ---------------- ------------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,603,394    $  31,526,551      $   (21,881)     $   566,054
 Net realized gain (loss) on investments .........     70,202,197       50,470,873           24,118          140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................    (68,521,361)      19,683,165          123,666         (801,967)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................     27,284,230      101,680,589          125,903          (95,630)
                                                    -------------    -------------      -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,990,080      161,666,555       13,628,698       23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............    (40,488,215)      33,478,508       12,630,609       19,976,804
  Transfers for contract benefits and
   terminations ..................................    (47,408,480)     (31,083,398)         (19,065)        (726,694)
  Contract maintenance charges ...................     (5,615,858)      (3,697,279)          (6,054)         (41,316)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     35,477,527      160,364,386       26,234,188       43,051,138
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         36,312           51,197        3,014,410          100,875
                                                    -------------    -------------      -----------      -----------
Increase (Decrease) in Net Assets ................     62,798,069      262,096,172       29,374,501       43,056,383
Net Assets -- Beginning of Period ................    812,281,342      550,185,170               --               --
                                                    -------------    -------------      -----------      -----------
Net Assets -- End of Period ......................  $ 875,079,411    $ 812,281,342      $29,374,501      $43,056,383
                                                    =============    =============      ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,613           23,682            2,535            5,247
 Units Redeemed ..................................        (13,280)         (10,177)             (71)            (948)
                                                    -------------    -------------      -----------      -----------
 Net Increase (Decrease) .........................          4,333           13,505            2,464            4,300
                                                    =============    =============      ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                    Growth and Income (c)   Large Cap Core (c)   Mid Cap Value (c)
                                                   ----------------------- -------------------- -------------------
                                                             2005                  2005                 2005
                                                   ----------------------- -------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    47,469           $   (17,517)        $    190,909
 Net realized gain (loss) on investments .........            32,954                49,831              157,833
 Change in unrealized appreciation
  (depreciation) of investments ..................           985,547               603,584            2,885,519
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  operations .....................................         1,065,970               635,898            3,234,261
                                                         -----------           -----------         ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        21,609,834            13,498,807           53,890,406
  Transfers between funds including
   guaranteed interest account, net ..............        10,402,378             7,764,764           46,438,571
  Transfers for contract benefits and
   terminations ..................................          (305,584)             (329,478)          (1,227,656)
  Contract maintenance charges ...................           (18,169)              (11,095)            (112,826)
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        31,688,459            20,922,998           98,988,495
                                                         -----------           -----------         ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         3,045,111             3,052,839            3,057,351
                                                         -----------           -----------         ------------
Increase (Decrease) in Net Assets ................        35,799,540            24,611,735          105,280,107
Net Assets -- Beginning of Period ................                --                    --                   --
                                                         -----------           -----------         ------------
Net Assets -- End of Period ......................       $35,799,540           $24,611,735         $105,280,107
                                                         ===========           ===========         ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             3,296                 2,304                9,874
 Units Redeemed ..................................              (223)                 (281)                (732)
                                                         -----------           -----------         ------------
 Net Increase (Decrease) .........................             3,072                 2,022                9,142
                                                         ===========           ===========         ============

                                                             EQ/Marsico Focus             EQ/Mercury Basic Value Equity
                                                   ------------------------------------ ---------------------------------
                                                          2005               2004             2005             2004
                                                   ------------------ ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (14,954,933)    $ (10,777,877)   $    (317,506)   $   5,527,966
 Net realized gain (loss) on investments .........       52,936,392        10,889,884       48,976,075       27,500,618
 Change in unrealized appreciation
  (depreciation) of investments ..................       66,818,972        77,330,467      (37,549,430)      21,435,828
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      104,800,431        77,442,474       11,109,139       54,464,412
                                                     --------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      230,954,152       217,917,411       91,849,053      159,516,216
  Transfers between funds including
   guaranteed interest account, net ..............       68,011,811        25,088,217      (38,104,586)      50,618,863
  Transfers for contract benefits and
   terminations ..................................      (45,237,575)      (30,056,608)     (38,364,843)     (26,561,862)
  Contract maintenance charges ...................       (8,048,831)       (5,313,326)      (4,964,864)      (3,406,789)
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      245,679,557       207,635,694       10,414,760      180,166,428
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           25,479            32,507           28,858           40,764
                                                     --------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      350,505,467       285,110,675       21,552,757      234,671,604
Net Assets -- Beginning of Period ................      931,151,562       646,040,887      701,558,727      466,887,123
                                                     --------------     -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,281,657,029     $ 931,151,562    $ 723,111,484    $ 701,558,727
                                                     ==============     =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           34,883            32,471           13,183           21,295
 Units Redeemed ..................................          (13,700)          (13,406)          (9,777)          (6,642)
                                                     --------------     -------------    -------------    -------------
 Net Increase (Decrease) .........................           21,184            19,065            3,406           14,653
                                                     ==============     =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Mercury International Value   EQ/MFS Emerging Growth Companies
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   2,753,391    $   1,252,660    $  (3,744,013)   $  (3,699,564)
 Net realized gain (loss) on investments .........     14,769,364        1,169,719       (4,789,449)     (11,266,283)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,908,546       85,644,793       27,036,649       41,670,003
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     62,431,301       88,067,172       18,503,187       26,704,156
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,739,380       66,967,243       19,559,264       22,699,771
  Transfers between funds including
   guaranteed interest account, net ..............     44,408,567       21,112,702      (14,298,930)     (11,788,505)
  Transfers for contract benefits and
   terminations ..................................    (41,226,493)     (32,650,729)     (21,983,788)     (16,238,505)
  Contract maintenance charges ...................     (3,546,807)      (2,218,766)      (1,170,328)        (974,756)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    135,374,647       53,210,450      (17,893,782)      (6,301,995)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (233,617)          71,657           42,092           60,283
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    197,572,331      141,349,279          651,497       20,462,444
Net Assets -- Beginning of Period ................    557,588,437      416,239,158      272,793,975      252,331,531
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 755,160,768    $ 557,588,437    $ 273,445,472    $ 272,793,975
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,405           12,913            3,324            4,504
 Units Redeemed ..................................        (12,127)          (8,408)          (4,513)          (4,858)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         10,278            4,505           (1,189)            (354)
                                                    =============    =============    =============    =============

                                                        EQ/MFS Investors Trust                 EQ/Money Market
                                                   --------------------------------- -----------------------------------
                                                         2005             2004              2005              2004
                                                   ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,821,288)   $  (2,441,989)   $     5,491,979   $    (4,104,232)
 Net realized gain (loss) on investments .........        888,350       (3,548,954)          (973,816)       (1,016,291)
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,942,254       32,243,648          1,166,842         1,176,803
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................     16,009,316       26,252,705          5,685,005        (3,943,720)
                                                    -------------    -------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     16,442,591       28,305,231        244,501,743       326,363,306
  Transfers between funds including
   guaranteed interest account, net ..............    (10,063,956)      (7,241,165)       (69,984,911)     (303,851,718)
  Transfers for contract benefits and
   terminations ..................................    (22,246,902)     (17,571,504)      (168,885,055)     (130,065,474)
  Contract maintenance charges ...................     (1,473,168)      (1,208,799)        (2,290,735)       (1,959,180)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (17,341,435)       2,283,763          3,341,042      (109,513,066)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (124,599)          37,052             54,365            45,033
                                                    -------------    -------------    ---------------   ---------------
Increase (Decrease) in Net Assets ................     (1,456,718)      28,573,520          9,080,412      (113,411,753)
Net Assets -- Beginning of Period ................    295,653,343      267,079,823        474,528,092       587,939,845
                                                    -------------    -------------    ---------------   ---------------
Net Assets -- End of Period ......................  $ 294,196,625    $ 295,653,343    $   483,608,504   $   474,528,092
                                                    =============    =============    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,591            6,276             65,735            64,429
 Units Redeemed ..................................         (5,935)          (6,580)           (63,774)          (64,225)
                                                    -------------    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................         (2,344)            (304)             1,961               204
                                                    =============    =============    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Montag & Caldwell Growth        EQ/PIMCO
                                                                (b)                Real Return (c)
                                                   ------------------------------ -----------------
                                                         2005           2004             2005
                                                   --------------- -------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (105,778)    $     (705)    $  2,319,613
 Net realized gain (loss) on investments .........       110,268          2,240           75,181
 Change in unrealized appreciation
  (depreciation) of investments ..................       522,308         43,847       (3,155,014)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  operations .....................................       526,798         45,382         (760,220)
                                                     -----------     ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    13,082,314      1,057,585       83,463,710
  Transfers between funds including
   guaranteed interest account, net ..............     6,367,405        893,794       70,716,674
  Transfers for contract benefits and
   terminations ..................................      (458,668)          (220)      (1,552,939)
  Contract maintenance charges ...................       (36,919)        (1,160)        (150,100)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,954,132      1,949,999      152,477,345
                                                     -----------     ----------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        72,217        102,702           42,492
                                                     -----------     ----------     ------------
Increase (Decrease) in Net Assets ................    19,553,147      2,098,084      151,759,617
Net Assets -- Beginning of Period ................     2,098,084             --               --
                                                     -----------     ----------     ------------
Net Assets -- End of Period ......................   $21,651,231     $2,098,084     $151,759,617
                                                     ===========     ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         5,404            470           17,115
 Units Redeemed ..................................        (1,162)           (19)          (1,831)
                                                     -----------     ----------     ------------
 Net Increase (Decrease) .........................         4,242            451           15,284
                                                     ===========     ==========     ============

                                                         EQ/Short                                         EQ/TCW Equity
                                                    Duration Bond (c)       EQ/Small Company Index             (b)
                                                   ------------------- --------------------------------- ---------------
                                                           2005              2005             2004             2005
                                                   ------------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    96,553      $    (923,245)   $   3,075,874     $  (357,236)
 Net realized gain (loss) on investments .........          (9,795)        33,941,282       22,777,857         237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................        (107,926)       (22,917,641)      18,752,177       2,723,776
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................         (21,168)        10,100,396       44,605,908       2,603,595
                                                       -----------      -------------    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       8,290,639         52,972,655       73,075,568      27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      10,613,166        (21,776,339)       1,686,586      13,140,519
  Transfers for contract benefits and
   terminations ..................................        (401,133)       (18,523,939)     (13,499,828)       (708,969)
  Contract maintenance charges ...................         (16,868)        (2,361,215)      (1,726,493)        (79,254)
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      18,485,804         10,311,162       59,535,833      39,969,215
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         106,801           (428,292)          54,780          94,294
                                                       -----------      -------------    -------------     -----------
Increase (Decrease) in Net Assets ................      18,571,437         19,983,266      104,196,521      42,667,104
Net Assets -- Beginning of Period ................              --        344,451,423      240,254,902       4,452,726
                                                       -----------      -------------    -------------     -----------
Net Assets -- End of Period ......................     $18,571,437      $ 364,434,689    $ 344,451,423     $47,119,830
                                                       ===========      =============    =============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           2,571              8,836           14,932           3,195
 Units Redeemed ..................................            (719)            (7,623)          (9,659)           (718)
                                                       -----------      -------------    -------------     -----------
 Net Increase (Decrease) .........................           1,852              1,213            5,273           2,477
                                                       ===========      =============    =============     ===========

                                                   EQ/TCW Equity
                                                         (b)
                                                   --------------
                                                        2004
                                                   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (4,456)
 Net realized gain (loss) on investments .........        8,343
 Change in unrealized appreciation
  (depreciation) of investments ..................       74,904
                                                     ----------
 Net increase (decrease) in net assets from
  operations .....................................       78,791
                                                     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,146,039
  Transfers between funds including
   guaranteed interest account, net ..............    2,234,849
  Transfers for contract benefits and
   terminations ..................................       (8,772)
  Contract maintenance charges ...................       (2,493)
                                                     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,369,623
                                                     ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        4,312
                                                     ----------
Increase (Decrease) in Net Assets ................    4,452,726
Net Assets -- Beginning of Period ................           --
                                                     ----------
Net Assets -- End of Period ......................   $4,452,726
                                                     ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          302
 Units Redeemed ..................................          (37)
                                                     ----------
 Net Increase (Decrease) .........................          265
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/Van Kampen
                                                    EQ/UBS Growth and Income (b)    Comstock (c)
                                                   ------------------------------ ---------------
                                                         2005           2004            2005
                                                   --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (34,944)    $   13,322    $    307,757
 Net realized gain (loss) on investments .........       341,428          1,907          60,165
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,666,855         49,197       2,466,481
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     1,973,339         64,426       2,834,403
                                                     -----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    21,945,597      1,015,141      58,774,226
  Transfers between funds including
   guaranteed interest account, net ..............     9,945,523      1,227,736      36,377,047
  Transfers for contract benefits and
   terminations ..................................      (474,349)        (1,581)     (1,583,847)
  Contract maintenance charges ...................       (52,302)          (216)        (73,129)
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    31,364,469      2,241,080      93,494,297
                                                     -----------     ----------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        82,372          2,879       3,050,037
                                                     -----------     ----------    ------------
Increase (Decrease) in Net Assets ................    33,420,180      2,308,385      99,378,737
Net Assets -- Beginning of Period ................     2,308,385             --              --
                                                     -----------     ----------    ------------
Net Assets -- End of Period ......................   $35,728,565     $2,308,385    $ 99,378,737
                                                     ===========     ==========    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,828            489          10,172
 Units Redeemed ..................................        (1,809)           (40)           (941)
                                                     -----------     ----------    ------------
 Net Increase (Decrease) .........................         6,019            449           9,231
                                                     ===========     ==========    ============

                                                                                                          EQ/Wells Fargo
                                                    EQ/Van Kampen Emerging Markets       EQ/Van Kampen    Montgomery Small
                                                                Equity                Mid Cap Growth (c)      Cap (b)
                                                   --------------------------------- -------------------- ---------------
                                                         2005             2004               2005               2005
                                                   ---------------- ---------------- -------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,203,101)    $ (1,446,158)      $  (131,680)       $   613,828
 Net realized gain (loss) on investments .........     49,997,347       16,356,042           176,749             96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267       31,991,412         2,533,305            (71,053)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  operations .....................................    120,819,513       46,901,296         2,578,374            639,144
                                                    -------------     ------------       -----------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,159,383       69,533,375        19,337,327          5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     86,508,372       26,633,625        18,386,725          3,674,540
  Transfers for contract benefits and
   terminations ..................................    (23,045,477)      (9,754,773)         (394,097)          (160,077)
  Contract maintenance charges ...................     (2,567,744)      (1,063,322)          (36,114)            (9,829)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,054,534       85,348,905        37,293,841          8,532,808
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,972           39,848         3,052,788             39,129
                                                    -------------     ------------       -----------        -----------
Increase (Decrease) in Net Assets ................    309,910,019      132,290,049        42,925,003          9,211,081
Net Assets -- Beginning of Period ................    296,490,955      164,200,906                --          3,712,344
                                                    -------------     ------------       -----------        -----------
Net Assets -- End of Period ......................  $ 606,400,974     $296,490,955       $42,925,003        $12,923,425
                                                    =============     ============       ===========        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         29,968           24,627             3,588              1,069
 Units Redeemed ..................................        (17,357)         (17,093)             (423)              (311)
                                                    -------------     ------------       -----------        -----------
 Net Increase (Decrease) .........................         12,611            7,534             3,164                758
                                                    =============     ============       ===========        ===========


                                                   EQ/Wells Fargo
                                                   Montgomery Small
                                                       Cap (b)
                                                        2004
                                                   -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (253)
 Net realized gain (loss) on investments .........           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      440,822
                                                    -----------
 Net increase (decrease) in net assets from
  operations .....................................      440,569
                                                    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      228,280
  Transfers between funds including
   guaranteed interest account, net ..............       43,871
  Transfers for contract benefits and
   terminations ..................................         (629)
  Contract maintenance charges ...................           --
                                                    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      271,522
                                                    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......    3,000,253
                                                    -----------
Increase (Decrease) in Net Assets ................    3,712,344
Net Assets -- Beginning of Period ................           --
                                                    -----------
Net Assets -- End of Period ......................    3,712,344
                                                    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           24
 Units Redeemed ..................................           --
                                                    -----------
 Net Increase (Decrease) .........................           24
                                                    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Laudus Rosenberg VIT Value
                                                             Long/Short Equity               U.S. Real Estate -- Class II
                                                     ----------------------------------   ----------------------------------
                                                           2005               2004              2005               2004
                                                     ----------------   ---------------   ----------------   ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $ (1,252,806)      $  (265,783)      $  4,480,194      $     58,829
 Net realized gain (loss) on investments .........        1,673,750            41,986         10,109,825           828,025
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,486,860           473,309         15,478,770        17,793,045
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................        2,907,804           249,512         30,068,789        18,679,899
                                                       ------------       -----------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       34,363,843        22,179,837        100,186,178        60,356,043
  Transfers between funds including
   guaranteed interest account, net ..............       50,605,016        16,991,875         16,494,066        52,637,007
  Transfers for contract benefits and
   terminations ..................................       (3,589,310)         (533,757)        (7,450,900)       (1,609,240)
  Contract maintenance charges ...................         (677,694)          (74,438)        (1,354,803)         (149,898)
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       80,701,855        38,563,517        107,874,541       111,233,912
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           37,469            63,954             25,706            58,578
                                                       ------------       -----------       ------------      ------------
Increase (Decrease) in Net Assets ................       83,647,128        38,876,983        137,969,036       129,972,389
Net Assets -- Beginning of Period ................       39,844,509           967,526        132,033,274         2,060,885
                                                       ------------       -----------       ------------      ------------
Net Assets -- End of Period ......................     $123,491,637       $39,844,509       $270,002,310      $132,033,274
                                                       ============       ===========       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           11,893             4,923             13,674            11,275
 Units Redeemed ..................................           (4,444)           (1,150)            (6,669)           (2,041)
                                                       ------------       -----------       ------------      ------------
 Net Increase (Decrease) .........................            7,449             3,773              7,005             9,234
                                                       ============       ===========       ============      ============

-------

(a) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).

(b)   Commenced operations on October 25, 2004.

(c)   Commenced operations on May 9, 2005.

(d)   Commenced operations on October 17, 2005.

The accompanying notes are an integral part of these financial statements.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2005

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 68 variable investment options: o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------

(1)   Formerly known as AXA Premier VIP Small/Mid Cap Growth.

(2)   Formerly known as AXA Premier VIP Small/Mid Cap Value.

(3)   Formerly known as EQ/Alliance Premier Growth.

(4)   Formerly known as EQ/Enterprise Small Company Growth.

(5)   Formerly known as EQ/Enterprise Equity Income.

(6)   Formerly known as EQ/FI Small/Mid Cap Value.

(7)   Formerly known as EQ/Enterprise Small Company Value.

(8)   Formerly known as J.P. Morgan Core Bond.

(9)   Formerly known as JP Morgan Value Opportunities.

(10)  Formerly known as EQ/Enterprise Growth.

(11)  Formerly known as EQ/Enterprise Equity.

(12)  Formerly known as EQ/Enterprise Growth and Income.

(13)  Formerly known as EQ/Emerging Markets Equity.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

2. Significant Accounting Policies (Concluded)

Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                     Purchases        Sales
                                                 ---------------- -------------
AXA Aggressive Allocation ....................      354,582,413     29,429,791
AXA Conservative Allocation ..................      197,575,917     97,339,434
AXA Conservative Plus Allocation .............      307,798,509     52,836,206
AXA Moderate Allocation ......................    1,274,339,704    153,318,689
AXA Moderate Plus Allocation .................    1,861,284,384     64,809,186
AXA Premier VIP Aggressive Equity ............       24,876,799     26,592,366
AXA Premier VIP Core Bond ....................      146,977,605    114,077,933
AXA Premier VIP Health Care ..................       80,984,997     35,094,400
AXA Premier VIP High Yield ...................      235,795,581    178,719,961
AXA Premier VIP International Equity .........      161,672,476     96,186,008
AXA Premier VIP Large Cap Core Equity ........       34,943,095     24,861,512
AXA Premier VIP Large Cap Growth .............       64,790,150     65,193,347
AXA Premier VIP Large Cap Value ..............      158,920,746     67,177,038
AXA Premier VIP Small/Mid Cap Growth .........      112,331,815     65,597,891
AXA Premier VIP Small/Mid Cap Value ..........      147,622,932     75,739,683
AXA Premier VIP Technology ...................       63,372,425     62,025,733
EQ/Alliance Common Stock .....................      217,349,632    179,818,540
EQ/Alliance Growth & Income ..................      183,795,380     84,186,038
EQ/Alliance Intermediate Government Sec. .....       65,547,801     77,259,133
EQ/Alliance International ....................      249,456,053     99,337,666
EQ/Alliance Large Cap Growth .................       71,676,926     60,766,836
EQ/Alliance Quality Bond .....................       98,113,209     52,083,427
EQ/Alliance Small Cap Growth .................       67,553,657     69,892,967
EQ/Ariel Appreciation II .....................        8,331,876         36,169
EQ/Bear Stearns Small Company Growth .........       82,649,489     15,062,522
EQ/Bernstein Diversified Value ...............      275,735,738    143,634,356
EQ/Boston Advisors Equity Income .............      134,559,331     20,426,492
EQ/Calvert Socially Responsible ..............       21,584,878      7,935,832
EQ/Capital Guardian Growth ...................       68,374,278     42,524,893
EQ/Capital Guardian International ............      197,496,229    106,822,772
EQ/Capital Guardian Research .................       84,712,759    111,064,307
EQ/Capital Guardian U.S. Equity ..............      185,708,404    108,514,083
EQ/Caywood-Scholl High Yield Bond ............       37,397,308      2,866,699
EQ/Equity 500 Index ..........................      289,125,837    240,960,215
EQ/Evergreen International Bond ..............       12,431,646      1,022,058
EQ/Evergreen Omega ...........................       31,535,299     28,488,695
EQ/FI Mid Cap ................................      289,545,362    104,979,866
EQ/FI Small/Mid Cap Value ....................      276,245,485     87,866,431
EQ/GAMCO Mergers and Acquisitions ............       25,993,899      1,548,199
EQ/GAMCO Small Company Value .................      146,168,046     30,394,236
EQ/International Growth ......................       20,269,620      5,141,092
EQ/Janus Large Cap Growth ....................       50,176,510     32,176,267
EQ/JPMorgan Core Bond ........................      287,298,262    145,406,693
EQ/JPMorgan Value Opportunities ..............       42,872,909     84,678,915
EQ/Lazard Small Cap Value ....................      237,385,348    136,108,760

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

3. Purchases and Sales of Investments (Concluded)

                                                       Purchases        Sales
                                                     ------------- --------------
EQ/Legg Mason Value Equity .......................     29,507,014       326,564
EQ/Long Term Bond ................................     50,439,422     6,445,963
EQ/Lord Abbett Growth and Income .................     35,632,728       851,690
EQ/Lord Abbett Large Cap Core ....................     26,162,804     2,204,484
EQ/Lord Abbett Mid Cap Value .....................    104,948,947     2,712,192
EQ/Marsico Focus .................................    348,497,781    88,605,537
EQ/Mercury Basic Value Equity ....................    152,620,042   112,447,184
EQ/Mercury International Value ...................    266,189,167   128,294,746
EQ/MFS Emerging Growth Companies .................     28,948,186    50,543,888
EQ/MFS Investors Trust ...........................     28,483,431    48,770,753
EQ/Money Market ..................................    659,990,871   651,104,075
EQ/Montag & Caldwell Growth ......................     23,022,603     4,102,032
EQ/PIMCO Real Return .............................    162,042,438     7,110,395
EQ/Short Duration Bond ...........................     24,918,637     6,280,068
EQ/Small Company Index ...........................     99,789,065    74,558,445
EQ/TCW Equity ....................................     47,659,199     7,952,926
EQ/UBS Growth and Income .........................     38,440,495     7,028,596
EQ/Van Kampen Comstock ...........................    100,238,539     3,386,448
EQ/Van Kampen emerging Markets Equity ............    332,461,252   127,750,256
EQ/Van Kampen Mid Cap Growth .....................     43,325,888     3,110,941
EQ/Wells Fargo Montgomery Small Cap ..............     11,963,543     2,776,453
Laudus Rosenberg VIT Value Long/Short Equity .....    112,152,184    32,665,667
U.S. Real Estate .................................    162,376,476    49,996,035

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

4. Expenses and Related Party Transactions (Concluded)

AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5. Substitutions/Reorganizations

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class B                28,176,343               13,857,622
Value -- Class B               $114,734,274             $114,734,274
Net Assets before merger       $114,734,274             $ 76,531,898
Net Assets after merger                  --             $191,266,172
--------------------------------------------------------------------------------

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

---------------------------------------------------------------------------------------------------------------------
                                                               Asset-based                      Current     Maximum
                                             Mortality and   Administration  Distribution     Aggregate    Aggregate
                                             Expense Risks       Charge         Charge          Charge       Charge
---------------------------------------------------------------------------------------------------------------------
Accumulator Advisor ..........................   0.50%           --               --             0.50%       0.50%
Accumulator Express ..........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ................................   0.90%           0.30%            --             1.20%       1.20%
Accumulator issued after April 1, 2002 .......   0.75%           0.25%            0.20%          1.20%       1.20%
Accumulator issued after
  September 15, 2003 .........................   0.75%           0.30%            0.20%          1.25%       1.25%
Retirement Income for Life ...................   0.75%           0.30%            0.20%          1.25%       1.25%
Accumulator issued after May 1, 1997 .........   1.10%           0.25%            --             1.35%       1.35%
Accumulator Plus .............................   0.90%           0.25%            0.25%          1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .........................   0.90%           0.35%            0.25%          1.50%       1.50%
Accumulator issued after March 1, 2000 .......   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Elite, Plus, Select ..............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .........................   1.10%           0.30%            0.25%          1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .........................   1.10%           0.25%            0.35%          1.70%       1.70%
Accumulator Elite II .........................   1.10%           0.25%            0.45%          1.80%       1.80%

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Continued)

                                               Asset-based                      Current      Maximum
                               Mortality and  Administration   Distribution    Aggregate    Aggregate
                               Expense Risks     Charge           Charge         Charge      Charge
                               -------------  --------------   -------------   ---------    ---------
Accumulator Select II .........   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes
Charge for Trust expenses             Daily
Annual Administrative charge          Annually on each
                                      contract date anniversary.
Variable Immediate Annuity payout     At time of transaction
option administrative fee
Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.
Protection Plus                       Annually on each
                                      contract date anniversary.

Charges                                                    Amount deducted                          How deducted
------------------------------------- -------------------------------------------------------- ----------------------
Charges for state premium and other   Varies by state                                          Applied to an annuity
applicable taxes                                                                               payout option
Charge for Trust expenses             Varies by portfolio                                      Unit value
Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser       Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30            account value
Variable Immediate Annuity payout     $350 annuity administrative fee                          Unit liquidation from
option administrative fee                                                                      account value
Withdrawal charge                     Low - During the first seven contract years              Unit liquidation from
                                      following a contribution, a 7% charge is deducted        account value
                                      in the first contract year from amounts withdrawn
                                      that exceed 10% of the account value. It declines
                                      1% each year to 1% in the seventh contract year.
                                      HIgh - During the first eight contract years
                                      following a contribution, a charge is deducted from
                                      amounts withdrawn that exceed 10% of the
                                      account value. The charge is 8% in the first two
                                      contract years following a contribution; the charge
                                      is 7% in the third and fourth contract years
                                      following a contribution; thereafter it declines by
                                      1% each year in the fifth to eighth contract year
BaseBuilder benefit charge               0.30%                                                 Unit liquidation from
                                                                                               account value
Protection Plus                       Low - 0.20%                                              Unit liquidation from
                                                                                               account value
                                      High - 0.35%.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Concluded)

                                                 When charge
Charges                                          is deducted
--------------------------------------- ----------------------------
Guaranteed minimum death benefit
options:
  Annual ratchet to age 85              Annually on each
                                        contract date anniversary.

  Greater of 5% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

  6% rollup to age 85                   Annually on each
                                        contract date anniversary.

  Greater of 6% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

Guaranteed Minimum Income Benefit       Annually on each
                                        contract date anniversary.

Guaranteed Principal Benefit charge     Annually on first 10
                                        contract date
                                        anniversaries

Guaranteed Withdrawal Benefit           Annually on each
                                        contract date anniversary

Net Loan Interest charge for Rollover   Netted against loan
                                        repayment

Retirement Income for Life Benefit      Annually on contract date
charge                                  anniversary

Charges                                                     Amount deducted                         How deducted
--------------------------------------- ------------------------------------------------------ ----------------------
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Low - 0.20% of the Annual ratchet to age 85            Unit liquidation from
                                        benefit base                                           account value

                                        High - 0.30% of the Annual ratchet to age 85
                                        benefit base

  Greater of 5% rollup to age 85 or     0.60% of the greater of 5% roll-up to age 85 or        Unit liquidation from
  annual ratchet to age 85              annual ratchet to age 85 benefit base                  account value

  6% rollup to age 85                   Low - 0.35% of the 6% roll-up to age 85 benefit        Unit liquidation from
                                        base                                                   account value

                                        High - 0.45% of the 6% roll-up to age 85 benefit
                                        base

  Greater of 6% rollup to age 85 or     Low - 0.45% of the 6% roll-up to age 85 benefit        Unit liquidation from
  annual ratchet to age 85              base or the Annual ratchet to age 85 benefit base,     account value
                                        as applicable

                                        High - 0.60% of the 6% roll-up to age 85 benefit
                                        base or the Annual ratchet to age 85 benefit base,
                                        as applicable

Guaranteed Minimum Income Benefit       Low - 0.45%                                            Unit liquidation from
                                                                                               account value
                                        High - 0.65%

Guaranteed Principal Benefit charge     0.50%                                                  Unit liquidation from
                                                                                               account value

Guaranteed Withdrawal Benefit           Low - 5% Withdrawal Option is 0.35%                    Unit liquidation from
                                        7% Withdrawal Option is 0.50%                          account value

                                        High - Optional Stepup Charge
                                        5% Withdrawal Option is 0.60%
                                        7% Withdrawal Option is 0.80%

Net Loan Interest charge for Rollover   2.00%                                                  Unit liquidation from
                                                                                               account value

Retirement Income for Life Benefit      0.65% of the income base for single life or 0.80%      Unit liquidation from
charge                                  of the income base for a joint life.                   account value

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values

  Shown below is accumulation unit value information for
   units outstanding throughout the periods indicated.
AXA Aggressive Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         7.44% Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Moderate Allocation (a)
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2003   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2002   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2001   Lowest contract charges 0.95% Class B
         Highest contract charges 1.90% Class B (c)
         All contract charges
AXA Moderate-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges

                                   Years Ended December 31,
         -----------------------------------------------------------------------------
                        Units Outstanding   Net Assets     Investment        Total
          Units value        (000's)          (000's)    Income ratio**    Return***
         ------------- ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.50               --                --           --            7.52%
            $ 11.22               --                --           --            6.01%
                 --           46,362        $  572,360         5.10%             --
  2004      $ 10.70               --                --           --
            $ 10.56               --                --           --            6.11%
                 --           19,656        $  227,194         2.66%             --
  2003      $ 10.68               --                --           --            6.80%
            $ 10.66               --                --           --            6.62%
                 --              625        $    6,664         1.20%             --
AXA Conservative Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.57               --                --           --            1.93%
            $ 10.29               --                --           --            0.50%
                 --           18,040        $  194,239         4.26%             --
  2004      $ 10.37               --                --           --            3.74%
            $ 10.24               --                --           --            2.46%
                 --            9,001        $   95,767         5.09%
  2003      $ 10.32               --                --           --            3.76%
            $ 10.30               --                --           --            3.00%
                 --              483        $    4,989         3.76%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.76               --                --           --            2.73%
            $ 10.48               --                --           --            1.29%
                 --           40,493        $  451,307         5.02%             --
  2004      $ 10.47               --                --           --            4.93%
            $ 10.34               --                --           --            3.63%
                 --           18,199        $  198,701         4.69%             --
  2003      $ 10.42               --                --           --            4.83%
            $ 10.41               --                --           --            4.10%
                 --              821        $    8,552         4.83%             --
AXA Moderate Allocation (a)
---------------------------------------------------------------------------------------
  2005
            $ 54.27               --                --           --            4.27%
            $ 40.92               --                --           --            2.81%
                 --          188,833        $2,886,531         2.93%             --
  2004      $ 52.05                                                            8.18%
            $ 39.80               --                --           --            6.66%
                 --           94,832        $1,705,138         3.65%             --
  2003      $ 48.11               --                --           --           18.54%
            $ 37.31               --                --           --           16.86%
                 --           18,997        $  653,817         3.59%             --
  2002      $ 40.59               --                --           --          (11.86)%
            $ 31.93               --                --           --          (14.37)%
                 --            3,929        $  137,208         2.19%             --
  2001      $ 43.48               --                --           --          ( 5.55)%
            $ 37.29               --                --           --            5.14%
                 --              507        $   20,337         3.88%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.37               --                --           --            6.14%
            $ 11.07               --                --           --            4.65%
                 --          231,245        $2,819,241         5.28%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Moderate-Plus Allocation (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (i)        $ 10.71
         Highest contract charge 1.90% Class B (i)       $ 10.58
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.68
         Highest contract charge 1.70% Class B (l)       $ 10.66
         All contract charges                                 --
AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 68.25
         Highest contract charge 1.90% Class B (c)       $ 51.46
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 63.39
         Highest contract charge 1.90% Class B (c)       $ 48.47
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 56.83
         Highest contract charges 1.90% Class B (c)      $ 44.08
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 41.54
         Highest contract charges 1.90% Class B (c)      $ 32.67
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 58.69
         Highest contract charges 1.90% Class B (c)      $ 46.83
         All contract charges                                 --
AXA Premier VIP Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.63
         Highest contract charge 1.90% Class B (d)       $ 10.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.49
         Highest contract charge 1.90% Class B (d)       $ 11.01
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 11.11
         Highest contract charge 1.90% Class B (d)       $ 10.80
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $ 10.76
         Highest contract charge 1.90% Class B (d)       $ 10.61
         All contract charges                                 --
AXA Premier VIP Health Care
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 12.06
         Highest contract charge 1.90% Class B (d)       $ 11.39
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.33
         Highest contract charge 1.90% Class B (d)       $ 10.86
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.16
         Highest contract charge 1.90% Class B (d)       $  9.87
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.97
         Highest contract charge 1.90% Class B (d)       $  7.85
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            7.46%
                    --               --            --            6.13%
                82,739         $955,400          4.14%             --
  2003              --               --            --            6.80%
                    --               --            --            6.60%
                 2,415         $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            7.66%
                    --               --            --            6.15%
                 3,925         $127,148            --              --
  2004              --               --            --           11.54%
                    --               --            --            9.97%
                 3,203         $119,925            --              --
  2003              --               --            --           36.82%
                    --               --            --           34.92%
                 2,180         $101,344            --              --
  2002              --               --            --          (29.22)%
                    --               --            --          (30.23)%
                 1,711         $ 60,793          0.01%             --
  2001              --               --            --          (25.55)%
                    --               --            --           13.23%
                 1,907         $ 96,588          0.28%             --
AXA Premier VIP Core Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            1.20%
                    --               --            --          ( 0.18)%
                57,425         $631,231          3.47%             --
  2004                                                           3.37%
                    --               --            --            1.91%
                55,151         $609,072          3.80%             --
  2003              --               --            --            3.26%
                    --               --            --            1.79%
                47,365         $516,125          3.67%             --
  2002              --               --            --            5.39%
                19,201         $204,776          5.63%           4.02%
AXA Premier VIP Health Care
-------------------------------------------------------------------------
  2005
                    --               --            --            6.43%
                    --               --            --            4.93%
                20,668         $246,216          5.48%             --
  2004              --               --            --           11.57%
                    --               --            --           10.00%
                17,556         $196,381          7.19%             --
  2003              --               --            --           27.47%
                    --               --            --           25.73%
                11,382         $113,739          1.55%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.63)%
                 3,195         $ 25,215            --              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP High Yield
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 35.26
         Highest contract charge 1.90% Class B (c)       $ 26.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 34.38
         Highest contract charge 1.90% Class B (c)       $ 26.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 31.80
         Highest contract charges 1.90% Class B (c)      $ 24.99
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 26.08
         Highest contract charges 1.90% Class B (c)      $ 20.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 27.00
         Highest contract charges 1.90% Class B (c)      $ 21.83
         All contract charges                                 --
AXA Premier International Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 14.18
         Highest contract charge 1.90% Class B (d)       $ 13.40
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 12.35
         Highest contract charge 1.90% Class B (d)       $ 11.83
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.52
         Highest contract charge 1.90% Class B (d)       $ 10.23
         All contract charges                                 --
  2002   Unit Value 0.50% to 1.90%*                           --
         Lowest contract charge 0.50% Class B (d)        $  7.87
         Highest contract charge 1.90% Class B (d)       $  7.76
         All contract charges                                 --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.39
         Highest contract charge 1.90% Class B (d)       $ 10.76
         All contract charges
  2004   Lowest contract charge 0.50% Class B (d)        $ 10.72
         Highest contract charge 1.90% Class B (d)       $ 10.28
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $  9.83
         Highest contract charge 1.90% Class B (d)       $  9.55
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.71
         Highest contract charge 1.90% Class B (d)       $  7.60
         All contract charges                                 --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 10.10
         Highest contract charge 1.90% Class B (d)       $  9.54
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $  9.44
         Highest contract charge 1.90% Class B (d)       $  9.05
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield
------------------------------------------------------------------------
  2005
                    --               --            --           2.55%
                    --               --            --           1.11%
                43,908         $877,332          7.68%            --
  2004              --               --            --           8.13%
                    --               --            --           6.61%
                37,966         $860,727          6.76%            --
  2003              --               --            --          21.93%
                    --               --            --          20.21%
                25,622         $673,178          7.02%            --
  2002              --               --            --         ( 3.41)%
                    --               --            --         ( 4.76)%
                10,205         $228,627         10.07%            --
  2001              --               --            --           0.19%
                    --               --            --           5.85%
                 8,008         $187,477         10.30%            --
AXA Premier International Equity
------------------------------------------------------------------------
  2005
                    --               --            --          14.87%
                    --               --            --          13.25%
                23,219         $328,766          7.88%            --
  2004              --               --            --          17.32%
                    --               --            --          15.67%
                19,713         $242,452          3.67%            --
  2003              --               --            --          33.67%
                    --               --            --          31.83%
                11,346         $117,579          0.85%            --
  2002              --               --            --             --
                    --               --            --         (18.61)%
                    --               --            --         (19.75)%
                 3,212         $ 25,053            --             --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.20%
                    --               --            --           4.71%
                13,468         $151,342          2.74%            --
  2004              --               --            --           9.13%
                    --               --            --           7.59%
                12,820         $135,571          4.92%            --
  2003              --               --            --          27.46%
                    --               --            --          25.66%
                10,567         $102,131          0.19%            --
  2002              --               --            --         (22.59)%
                    --               --            --         (23.69)%
                 3,689         $ 28,181          0.49%            --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --           6.95%
                    --               --            --           5.45%
                28,903         $295,667            --             --
  2004              --               --            --           6.13%
                    --               --            --           4.64%
                29,040         $275,157            --             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charge 0.50% Class B (d)      $  8.90
         Highest contract charge 1.90% Class B (d)     $  8.65
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.84
         Highest contract charge 1.90% Class B (d)     $  6.75
         All contract charges                               --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.62
         Highest contract charge 1.90% Class B (d)     $ 11.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.84
         Highest contract charge 1.90% Class B (d)     $ 11.35
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.98
         Highest contract charge 1.90% Class B (d)     $  7.86
         All contract charges                               --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.46
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $  9.70
         Highest contract charge 1.90% Class B (d)     $  9.30
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $  8.72
         Highest contract charge 1.90% Class B (d)     $  8.48
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.25
         Highest contract charge 1.90% Class B (d)     $  6.16
         All contract charges                               --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.73
         Highest contract charge 1.90% Class B (d)     $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.92
         Highest contract charge 1.90% Class B (d)     $ 11.42
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.43
         Highest contract charge 1.90% Class B (d)     $  7.33
         All contract charges                               --

AXA Premier VIP Technology (j)
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.36
         Highest contract charge 1.90% Class B (d)     $  9.79
         All contract charges                               --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------------
  2003              --               --            --           30.12%
                    --               --            --           28.15%
                22,496         $197,050            --              --
  2002              --               --            --          (30.13)%
                    --               --            --          (30.98)%
                 7,258         $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.56%
                    --               --            --            5.07%
                35,233         $440,121          5.45%             --
  2004              --               --            --           13.85%
                    --               --            --           12.25%
                29,242         $342,105          7.90%             --
  2003              --               --            --           30.32%
                    --               --            --           28.63%
                20,239         $206,969          2.87%             --
  2002              --               --            --          (18.82)%
                    --               --            --          (20.04)%
                 6,974         $ 55,122          1.00%             --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            7.84%
                    --               --            --            6.33%
                35,078         $374,043         13.74%             --
  2004              --               --            --           11.17%
                    --               --            --            9.61%
                35,482         $346,528          1.80%             --
  2003              --               --            --           39.52%
                    --               --            --           37.67%
                28,678         $246,717          2.16%             --
  2002              --               --            --          (36.61)%
                    --               --            --          (37.46)%
                 8,322         $ 51,568            --              --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.81%
                    --               --            --            5.31%
                29,548         $370,654         22.18%             --
  2004              --               --            --           14.61%
                    --               --            --           13.00%
                30,025         $353,096          6.32%             --
  2003              --               --            --           39.95%
                    --               --            --           37.90%
                21,347         $218,393          0.94%             --
  2002              --               --            --          (23.64)%
                    --               --            --          (24.59)%
                 6,540         $ 48,169            --              --
AXA Premier VIP Technology (j)
-------------------------------------------------------------------------
  2005
                    --               --            --           10.71%
                    --               --            --            9.16%
                24,317         $253,676            --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP Technology (j) (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)       $   9.36
         Highest contract charge 1.90% Class B (d)      $   8.97
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)       $   8.96
         Highest contract charge 1.90% Class B (d)      $   8.71
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)       $   5.71
         Highest contract charge 1.90% Class B (d)      $   5.63
         All contract charges                                 --
EQ/Alliance Common Stock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 316.20
         Highest contract charge 1.90% Class B (c)      $ 206.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B           $ 304.68
         Highest contract charge 1.90% Class B (c)      $ 202.28
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B          $ 268.33
         Highest contract charges 1.90% Class B (c)     $ 180.69
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B          $ 180.32
         Highest contract charges 1.90% Class B (c)     $ 123.15
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B          $ 271.84
         Highest contract charges 1.90% Class B (c)     $ 188.32
         All contract charges                                 --
EQ/Alliance Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  32.70
         Highest contract charge 1.90% Class B (d)      $  27.49
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  31.15
         Highest contract charge 1.90% Class B (d)      $  26.56
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  27.85
         Highest contract charges 1.90% Class B (d)     $  24.09
         All contract charges                                 --
         Lowest contract charges 0.50% Class B (d)      $  21.46
  2002   Highest contract charges 1.90% Class B (d)     $  18.83
         All contract charges                                 --
EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  21.14
         Highest contract charge 1.90% Class B (d)      $  17.15
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  20.98
         Highest contract charge 1.90% Class B (d)      $  17.27
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  20.69
         Highest contract charges 1.90% Class B (d)     $  17.27
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (d)      $  20.36
         Highest contract charges 1.90% Class B (d)     $  17.23
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Technology (j) (Continued)
-------------------------------------------------------------------------
  2004              --                --           --            4.46%
                    --                --           --            2.99%
                24,512        $  228,436         0.93%             --
  2003              --                --           --           56.90%
                    --                --           --           54.71%
                 7,597        $   67,141         4.79%             --
  2002              --                --           --          (44.02)%
                    --                --           --          (44.75)%
                 2,311        $   13,072           --              --
EQ/Alliance Common Stock
-------------------------------------------------------------------------
  2005
                    --                --           --            3.78%
                    --                --           --            2.33%
                36,983        $1,277,968         0.84%             --
  2004              --                --           --           13.55%
                    --                --           --           11.95%
                23,045        $1,197,777         1.05%
  2003              --                --           --           48.81%
                    --                --           --           46.72%
                 5,325        $  877,988         1.30%             --
  2002              --                --           --          (33.67)%
                    --                --           --          (34.61)%
                 3,226        $  453,046         0.05%             --
  2001              --                --           --          (11.19)%
                    --                --           --            9.33%
                 3,478        $  743,618         2.15%             --
EQ/Alliance Growth and Income
-------------------------------------------------------------------------
  2005
                    --                --           --            4.98%
                    --                --           --            3.50%
                37,992        $  759,475         4.29%             --
  2004              --                --           --           11.83%
                    --                --           --           10.26%
                29,768        $  651,421         1.62%             --
  2003              --                --           --           29.80%
                    --                --           --           27.93%
                17,280        $  427,793         1.61%             --
                    --                --           --          (20.16)%
  2002              --                --           --          (21.21)%
                 5,280        $  104,247         2.86%             --
EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------
  2005
                    --                --           --            0.73%
                    --                --           --          ( 0.68)%
                20,170        $  320,909         3.41%             --
  2004              --                --           --            1.43%
                    --                --           --            0.00%
                20,300        $  340,096         3.03%             --
  2003              --                --           --            1.61%
                    --                --           --            0.22%
                17,987        $  328,020         4.53%             --
  2002              --                --           --            8.41%
                    --                --           --            7.22%
                10,061        $  183,406        10.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance International (n)(o)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.58
         Highest contract charge 1.90% Class B (d)       $ 14.24
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.45
         Highest contract charge 1.90% Class B (d)       $ 12.59
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.29
         Highest contract charges 1.90% Class B (d)      $ 10.86
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.14
         Highest contract charges 1.90% Class B (d)      $  8.19
         All contract charges                                 --
EQ/Alliance Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  7.55
         Highest contract charge 1.90% Class B (c)       $  6.86
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.60
         Highest contract charge 1.90% Class B (c)       $  6.09
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  6.12
         Highest contract charges 1.90% Class B (c)      $  5.73
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.99
         Highest contract charges 1.90% Class B (c)      $  4.74
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  7.29
         Highest contract charges 1.90% Class B (c)      $  7.02
         All contract charges                                 --
EQ/Alliance Quality Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 17.77
         Highest contract charge 1.90% Class B (c)       $ 14.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.51
         Highest contract charge 1.90% Class B (c)       $ 14.93
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 16.96
         Highest contract charges 1.90% Class B (c)      $ 14.67
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 16.46
         Highest contract charges 1.90% Class B (c)      $ 14.44
         All contract charges                                 --
EQ/Alliance Small Cap Growth (g)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.20
         Highest contract charge 1.90% Class B (c)       $ 16.10
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 16.41
         Highest contract charge 1.90% Class B (c)       $ 14.72
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Alliance International (n)(o)
------------------------------------------------------------------------
  2005
                    --               --            --          14.72%
                    --               --            --          13.11%
                39,214         $585,935            --             --
  2004              --               --            --          17.58%
                    --               --            --          15.93%
                28,144         $371,190          2.10%            --
  2003              --               --            --          34.47%
                    --               --            --          32.60%
                20,522         $232,935          2.53%            --
  2002              --               --            --         ( 9.33)%
                    --               --            --         (10.49)%
                 3,406         $ 29,069            --             --
EQ/Alliance Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          14.36%
                    --               --            --          12.75%
                53,599         $409,334            --             --
  2004              --               --            --           7.84%
                    --               --            --           6.32%
                54,060         $349,068            --             --
  2003              --               --            --          22.65%
                    --               --            --          20.89%
                55,750         $326,649            --             --
  2002              --               --            --         (31.55)%
                    --               --            --         (32.48)%
                48,237         $232,039            --             --
  2001              --               --            --         (24.30)%
                    --               --            --           4.83%
                49,585         $347,643          0.01%            --
EQ/Alliance Quality Bond
------------------------------------------------------------------------
  2005
                    --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.32%            --
  2003              --               --            --           3.03%
                    --               --            --           1.59%
                16,832         $258,083          3.60%            --
  2002              --               --            --           5.92%
                    --               --            --           4.49%
                 5,930         $ 89,679          7.92%            --
EQ/Alliance Small Cap Growth (g)
------------------------------------------------------------------------
  2005
                    --               --            --          10.95%
                    --               --            --           9.40%
                28,133         $443,581            --             --
  2004              --               --            --          13.41%
                    --               --            --          11.82%
                27,198         $400,895            --             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance Small Cap Growth (g) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 14.47
         Highest contract charges 1.90% Class B (c)      $ 13.16
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.32
         Highest contract charges 1.90% Class B (c)      $  9.52
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.86
         Highest contract charges 1.90% Class B (c)      $ 13.91
         All contract charges                                 --
EQ/Ariel Appreciation II
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.38
         Highest contract charge 1.90% Class B (q)       $ 10.35
         All contract charges                                 --
EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  8.59
         Highest contract charge 1.90% Class B (k)       $  7.77
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  8.04
         Highest contract charge 1.90% Class B (k)       $  7.37
         All contract charges                                 --
EQ/Bernstein Diversified Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.05
         Highest contract charge 1.90% Class B (c)       $ 14.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 15.30
         Highest contract charge 1.90% Class B (c)       $ 13.86
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 13.56
         Highest contract charges 1.90% Class B (c)      $ 12.45
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.58
         Highest contract charges 1.90% Class B (c)      $  9.86
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.31
         Highest contract charges 1.90% Class B (c)      $ 11.64
         All contract charges                                 --
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  6.30
         Highest contract charge 1.90% Class B (k)       $  5.69
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  5.96
         Highest contract charge 1.90% Class B (k)       $  5.47
         All contract charges                                 --
EQ/Calvert Socially Responsible
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $  9.20
         Highest contract charge 1.90% Class B (c)       $  8.40
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (g) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           40.21%
                    --                --           --           38.25%
                24,622        $  333,931           --              --
  2002              --                --           --          (30.55)%
                    --                --           --          (31.56)%
                16,457        $  160,910           --              --
  2001              --                --           --          (13.70)%
                    --                --           --           14.37%
                14,714        $  209,134         1.04%             --
EQ/Ariel Appreciation II
-------------------------------------------------------------------------
  2005
                    --                --           --            3.83%
                    --                --           --            3.49%
                   510        $    5,276         1.00%             --
EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.95%
                    --                --           --            5.45%
                 9,010        $   72,375         3.58%             --
  2004              --                --           --           14.09%
                    --                --           --           13.79%
                   388        $    2,939           --              --
EQ/Bernstein Diversified Value
-------------------------------------------------------------------------
  2005
                    --                --           --            4.91%
                    --                --           --            3.44%
               101,618        $1,439,640         3.31%             --
  2004              --                --           --           12.88%
                    --                --           --           11.29%
                91,811        $1,278,595         2.22%             --
  2003              --                --           --           28.17%
                    --                --           --           26.28%
                70,973        $  907,823         1.69%             --
  2002              --                --           --          (14.05)%
                    --                --           --          (15.29)%
                36,996        $  373,343         1.59%             --
  2001              --                --           --            2.50%
                    --                --           --            7.18%
                21,630        $  256,192         1.05%             --
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------
  2005
                    --                --           --            5.62%
                    --                --           --            4.14%
                22,950        $  135,055         2.19%             --
  2004              --                --           --            9.05%
                    --                --           --            8.76%
                 3,003        $   16,894         3.71%             --
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------
  2005
                    --                --           --            8.20%
                    --                --           --            6.68%
                 4,883        $   47,467         4.10%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Calvert Socially Responsible (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (b)       $  8.50
         Highest contract charge 1.90% Class B (c)      $  7.88
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (b)      $  8.25
         Highest contract charges 1.90% Class B (c)     $  7.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (b)      $  6.48
         Highest contract charges 1.90% Class B (c)     $  6.18
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (b)      $  8.85
         Highest contract charges 1.90% Class B (c)     $  8.56
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B (c)      $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B (c)      $ 11.44
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B (c)     $ 11.05
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.84
         Highest contract charges 1.90% Class B (c)     $  9.08
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 13.43
         Highest contract charges 1.90% Class B (c)     $ 12.57
         All contract charges                                --
EQ/Capital Guardian International
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.07
         Highest contract charge 1.90% Class B (c)      $ 11.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.22
         Highest contract charge 1.90% Class B (c)      $ 10.35
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  9.92
         Highest contract charges 1.90% Class B (c)     $  9.29
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.52
         Highest contract charges 1.90% Class B (c)     $  7.14
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.90
         Highest contract charges 1.90% Class B (c)     $  8.57
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B (c)      $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B (c)      $ 10.95
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            3.07%
                    --               --            --            1.62%
                 3,656         $ 31,705            --              --
  2003              --               --            --           27.31%
                    --               --            --           25.41%
                 2,756         $ 21,924            --              --
  2002              --               --            --          (26.78)%
                    --               --            --          (27.80)%
                   731         $  4,578            --              --
  2001              --               --            --            2.89%
                    --               --            --            7.16%
                    38         $    328            --              --
EQ/Capital Guardian Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            4.58%
                    --               --            --            3.12%
                23,591         $283,809          0.21%             --
  2004              --               --            --            5.01%
                    --               --            --            3.53%
                20,651         $244,375            --              --
  2003              --               --            --           23.38%
                    --               --            --           21.70%
                22,285         $254,404          0.13%             --
  2002              --               --            --          (26.73)%
                    --               --            --          (27.76)%
                20,819         $194,509          0.10%             --
  2001              --               --            --          (24.85)%
                    --               --            --            6.97%
                23,007         $295,990            --              --
EQ/Capital Guardian International
-------------------------------------------------------------------------
  2005
                    --               --            --           16.51%
                    --               --            --           14.91%
                56,000         $728,289          1.67%             --
  2004              --               --            --           13.04%
                    --               --            --           11.45%
                49,365         $543,898          1.64%             --
  2003              --               --            --           31.91%
                    --               --            --           30.11%
                34,025         $323,809          1.54%             --
  2002              --               --            --          (15.51)%
                    --               --            --          (16.69)%
                15,843         $114,882          1.42%             --
  2001              --               --            --          (21.24)%
                    --               --            --            7.25%
                11,548         $ 99,965          1.77%             --
EQ/Capital Guardian Research (h)
-------------------------------------------------------------------------
  2005
                    --               --            --            5.53%
                    --               --            --            4.05%
                59,370         $704,554          0.56%             --
  2004              --               --            --           10.35%
                    --               --            --            8.80%
                61,357         $694,282          0.67%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Capital Guardian Research (h) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 10.76
         Highest contract charges 1.90% Class B (c)      $ 10.07
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  8.22
         Highest contract charges 1.90% Class B (c)      $  7.80
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.97
         Highest contract charges 1.90% Class B (c)      $ 10.56
         All contract charges                                 --
EQ/Capital Guardian U.S. Equity (f)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 12.28
         Highest contract charge 1.90% Class B (c)       $ 11.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.65
         Highest contract charge 1.90% Class B (c)       $ 10.75
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 10.71
         Highest contract charges 1.90% Class B (c)      $ 10.02
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.89
         Highest contract charges 1.90% Class B (c)      $  7.49
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.39
         Highest contract charges 1.90% Class B (c)      $ 10.00
         All contract charges                                 --
EQ/Caywood-Scholl High Yield Bond Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.46
         Highest contract charge 1.90% Class B (p)       $ 10.36
         All contract charges                                 --
EQ/Equity 500 Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 29.22
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 28.13
         Highest contract charge 1.90% Class B (c)       $ 24.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 25.65
         Highest contract charges 1.90% Class B (c)      $ 22.31
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 20.16
         Highest contract charges 1.90% Class B (c)      $ 17.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 26.11
         Highest contract charges 1.90% Class B (c)      $ 23.37
         All contract charges                                 --
EQ/Evergreen International Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $  9.77
         Highest contract charge 1.90% Class B (q)       $  9.74
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           30.90%
                    --                --           --           29.10%
                54,622        $  562,488         0.48%             --
  2002              --                --           --          (25.07)%
                    --                --           --          (26.14)%
                40,818        $  324,026         0.43%             --
  2001              --                --           --          ( 2.49)%
                    --                --           --           11.48%
                 7,485        $   79,895         0.22%             --
EQ/Capital Guardian U.S. Equity (f)
-------------------------------------------------------------------------
  2005
                    --                --           --            5.43%
                    --                --           --            5.38%
                77,247        $  905,335         5.74%             --
  2004              --                --           --            8.78%
                    --                --           --            7.25%
                73,991        $  825,881         0.53%             --
  2003              --                --           --           35.74%
                    --                --           --           33.78%
                56,813        $  583,096         0.39%             --
  2002              --                --           --          (24.06)%
                    --                --           --          (25.10)%
                24,868        $  189,328         0.42%             --
  2001              --                --           --          ( 2.53)%
                    --                --           --           12.51%
                16,170        $  163,523         0.32%             --
EQ/Caywood-Scholl High Yield Bond Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            4.56%
                    --                --           --            3.58%
                 3,193        $   33,180        15.00%             --
EQ/Equity 500 Index
-------------------------------------------------------------------------
  2005
                    --                --           --            3.88%
                    --                --           --            2.42%
                76,052        $1,537,157         3.21%             --
  2004              --                --           --            9.68%
                    --                --           --            8.14%
                67,829        $1,471,224         1.53%             --
  2003              --                --           --           27.21%
                    --                --           --           25.40%
                50,505        $1,166,468         1.51%             --
  2002              --                --           --          (22.79)%
                    --                --           --          (23.88)%
                30,324        $  561,948         1.04%             --
  2001              --                --           --          (12.62)%
                    --                --           --            7.81%
                24,226        $  586,435         0.85%             --
EQ/Evergreen International Bond
-------------------------------------------------------------------------
  2005
                    --                --           --          ( 2.31)%
                    --                --           --          ( 2.63)%
                   659        $    6,422           --              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Evergreen Omega
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B (c)      $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B (c)      $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B (c)     $  7.67
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  5.99
         Highest contract charges 1.90% Class B (c)     $  5.66
         All contract charges                                --
  2001   Lowest contract charges 0.95% Class B          $  7.81
         Highest contract charges 1.90% Class B (c)     $  7.59
         All contract charges                                --
EQ/FI Mid Cap
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B (c)      $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B (c)      $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B (c)     $  9.55
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.01
         Highest contract charges 1.90% Class B (c)     $  6.78
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.64
         Highest contract charges 1.90% Class B (c)     $  8.48
         All contract charges                                --
EQ/FI Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 17.04
         Highest contract charge 1.90% Class B (c)      $ 15.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.38
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.12
         Highest contract charges 1.90% Class B (c)     $ 11.94
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.89
         Highest contract charges 1.90% Class B (c)     $  9.13
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.66
         Highest contract charges 1.90% Class B (c)     $ 10.91
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
-------------------------------------------------------------------------
  2005
                    --               --            --            3.44%
                    --               --            --            1.99%
                15,270         $147,725          3.07%             --
  2004              --               --            --            6.51%
                    --               --            --            5.01%
                15,623         $142,569          0.35%             --
  2003              --               --            --           37.40%
                    --               --            --           35.51%
                 9,822         $ 78,212            --              --
  2002              --               --            --          (24.37)%
                    --               --            --          (25.43)%
                 2,262         $ 13,052            --              --
  2001              --               --            --          (17.79)%
                    --               --            --            8.89%
                   464         $  3,565          0.01%             --
EQ/FI Mid Cap
-------------------------------------------------------------------------
  2005
                    --               --            --            5.84%
                    --               --            --            4.35%
                70,729         $867,602         14.06%             --
  2004              --               --            --           15.45%
                    --               --            --           13.82%
                64,623         $740,923          7.05%             --
  2003              --               --            --           42.80%
                    --               --            --           40.88%
                49,567         $483,002            --              --
  2002              --               --            --          (18.87)%
                    --               --            --          (20.05)%
                18,844         $129,102          0.01%             --
  2001              --               --            --          (13.86)%
                    --               --            --           16.73%
                 9,447         $ 80,508          0.23%             --
EQ/FI Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --           10.77%
                    --               --            --            9.21%
                54,946         $832,305         11.71%             --
  2004              --               --            --           17.26%
                    --               --            --           15.61%
                46,228         $648,657          9.37%
  2003              --               --            --           32.65%
                    --               --            --           30.78%
                35,841         $441,408          0.48%             --
  2002              --               --            --          (15.18)%
                    --               --            --          (16.32)%
                18,536         $173,781          0.70%             --
  2001              --               --            --            3.46%
                    --               --            --           13.94%
                 7,454         $ 82,875          0.97%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.56
         Highest contract charge 1.90% Class B (p)       $ 10.46
         All contract charges                                 --
EQ/GAMCO Small Company Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $ 27.24
         Highest contract charge 1.90% Class B (k)       $ 21.28
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $ 26.24
         Highest contract charge 1.90% Class B (k)       $ 20.79
         All contract charges                                 --
EQ/International Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 11.56
         Highest contract charge 1.90% Class B (p)       $ 11.46
         All contract charges                                 --
EQ/Janus Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  6.67
         Highest contract charge 1.90% Class B (c)       $  6.19
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.25
         Highest contract charge 1.90% Class B (c)       $  5.88
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  5.60
         Highest contract charges 1.90% Class B (c)      $  5.34
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.47
         Highest contract charges 1.90% Class B (c)      $  4.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.45
         Highest contract charges 1.90% Class B (c)      $  6.33
         All contract charges                                 --
EQ/JPMorgan Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.95
         Highest contract charge 1.90% Class B (c)       $ 13.35
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.70
         Highest contract charge 1.90% Class B (c)       $ 13.31
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.19
         Highest contract charges 1.90% Class B (c)      $ 13.04
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 13.80
         Highest contract charges 1.90% Class B (c)      $ 12.85
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.65
         Highest contract charges 1.90% Class B (c)      $ 11.96
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------
  2005
                    --                --           --            5.64%
                    --                --           --            4.65%
                 2,307        $   24,225         5.91%             --
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------
  2005
                    --                --           --            3.80%
                    --                --           --            2.34%
                 5,611        $  129,461        10.84%             --
  2004              --                --           --           13.51%
                    --                --           --           13.22%
                   797        $   17,882         8.20%             --
EQ/International Growth
-------------------------------------------------------------------------
  2005
                    --                --           --           15.64%
                    --                --           --           14.56%
                 1,394        $   16,015         2.07%             --
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.75%
                    --                --           --            5.25%
                31,429        $  227,980           --              --
  2004              --                --           --           11.59%
                    --                --           --           10.02%
                30,303        $  194,427         0.26%             --
  2003              --                --           --           25.28%
                    --                --           --           23.33%
                28,669        $  156,361           --              --
  2002              --                --           --          (30.70)%
                    --                --           --          (31.60)%
                19,297        $   84,342           --              --
  2001              --                --           --          (23.40)%
                    --                --           --           10.07%
                12,636        $   80,396         0.01%             --
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------
  2005
                    --                --           --            1.71%
                    --                --           --            0.28%
                93,448        $1,190,350         3.56%             --
  2004              --                --           --            3.58%
                    --                --           --            2.12%
                80,724        $1,064,120         4.41%
  2003              --                --           --            2.84%
                    --                --           --            1.48%
                72,059        $  963,308         3.72%             --
  2002              --                --           --            9.09%
                    --                --           --            7.44%
                51,512        $  676,993         5.39%             --
  2001              --                --           --            7.39%
                    --                --           --          ( 0.84)%
                34,831        $  423,723         5.43%             --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.58
         Highest contract charge 1.90% Class B (c)       $ 12.89
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.10
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.78
         Highest contract charges 1.90% Class B (c)      $ 11.62
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.13
         Highest contract charges 1.90% Class B (c)      $  9.34
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.57
         Highest contract charges 1.90% Class B (c)      $ 11.77
         All contract charges                                 --
EQ/Lazard Small Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.39
         Highest contract charge 1.90% Class B (c)       $ 16.42
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.65
         Highest contract charge 1.90% Class B (c)       $ 15.99
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 15.15
         Highest contract charges 1.90% Class B (c)      $ 13.92
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.08
         Highest contract charges 1.90% Class B (c)      $ 10.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.93
         Highest contract charges 1.90% Class B (c)      $ 12.22
         All contract charges                                 --
EQ/Legg Mason Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.66
         Highest contract charge 1.90% Class B (q)       $ 10.63
         All contract charges                                 --
EQ/Long Term Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.06
         Highest contract charge 1.90% Class B (p)       $  9.96
         All contract charges                                 --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.66
         Highest contract charge 1.90% Class B (p)       $ 10.56
         All contract charges                                 --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.62
         Highest contract charge 1.90% Class B (p)       $ 10.52
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------
  2005
                    --               --            --            3.41%
                    --               --            --            1.95%
                35,102         $468,128          1.50%             --
  2004              --               --            --           10.33%
                    --               --            --            8.78%
                38,178         $499,166          1.28%             --
  2003              --               --            --           26.16%
                    --               --            --           24.41%
                39,281         $471,766          1.42%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.65)%
                36,586         $351,427          1.36%             --
  2001              --               --            --          ( 7.30)%
                    --               --            --            5.36%
                36,246         $436,613          0.96%             --
EQ/Lazard Small Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            4.16%
                    --               --            --            2.70%
                56,358         $874,837          9.24%             --
  2004              --               --            --           16.52%
                    --               --            --           14.88%
                52,025         $811,982         11.71%
  2003              --               --            --           36.75%
                    --               --            --           34.75%
                38,520         $549,902          1.38%             --
  2002              --               --            --          (14.31)%
                    --               --            --          (15.47)%
                22,123         $233,903          0.79%             --
  2001              --               --            --           17.12%
                    --               --            --           17.57%
                13,643         $169,843          4.42%             --
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            6.62%
                    --               --            --            6.26%
                 2,464         $ 26,219          0.13%             --
EQ/Long Term Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            0.56%
                    --               --            --          ( 0.38)%
                 4,300         $ 42,957          6.93%             --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------
  2005
                    --               --            --            6.59%
                    --               --            --            5.59%
                 3,072         $ 35,532          1.42%             --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------
  2005
                    --               --            --            6.21%
                    --               --            --            5.22%
                 2,022         $ 21,339          0.84%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 11.21
         Highest contract charge 1.90% Class B (p)       $ 11.11
         All contract charges                                 --
EQ/Marsico Focus
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $ 15.82
         Highest contract charge 1.90% Class B (c)       $ 14.88
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (b)        $ 14.36
         Highest contract charge 1.90% Class B (c)       $ 13.70
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (b)       $ 13.06
         Highest contract charges 1.90% Class B (c)      $ 12.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (b)       $ 10.01
         Highest contract charges 1.90% Class B (c)      $  9.82
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B (b)       $ 11.37
         Highest contract charges 1.90% Class B (c)      $ 11.32
         All contract charges                                 --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)        $ 21.84
         Highest contract charge 1.90% Class B (c)       $ 19.32
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (e)        $ 21.32
         Highest contract charge 1.90% Class B (c)       $ 19.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (e)       $ 19.38
         Highest contract charges 1.90% Class B (c)      $ 17.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (e)       $ 14.84
         Highest contract charges 1.90% Class B (c)      $ 13.70
         All contract charges                                 --
  2001   Lowest contract charges 0.95% Class B           $ 17.53
         Highest contract charges 1.90% Class B (c)      $ 16.76
         All contract charges                                 --
EQ/Mercury International Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 19.90
         Highest contract charge 1.90% Class B (c)       $ 17.60
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 18.04
         Highest contract charge 1.90% Class B (c)       $ 16.18
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.90
         Highest contract charges 1.90% Class B (c)      $ 13.56
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.70
         Highest contract charges 1.90% Class B (c)      $ 10.80
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --                --           --           12.11%
                    --                --           --           11.07%
                 9,142        $  101,817         1.70%             --
EQ/Marsico Focus
-------------------------------------------------------------------------
  2005
                    --                --           --           10.15%
                    --                --           --            8.61%
                91,026        $1,281,504         2.74%             --
  2004              --                --           --            9.96%
                    --                --           --            8.41%
                69,842        $  931,060           --              --
  2003              --                --           --           30.45%
                    --                --           --           28.62%
                50,777        $  646,010           --              --
  2002              --                --           --          (11.96)%
                    --                --           --          (13.25)%
                11,834        $  116,998         0.04%             --
  2001              --                --           --           13.36%
                    --                --           --            6.88%
                   328        $    3,718           --              --
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            2.44%
                    --                --           --            1.00%
                43,949        $  723,084         5.63%             --
  2004              --                --           --           10.02%
                    --                --           --            8.47%
                40,543        $  701,451         5.74%
  2003              --                --           --           30.58%
                    --                --           --           28.69%
                25,890        $  466,739         0.68%             --
  2002              --                --           --          (17.09)%
                    --                --           --          (18.26)%
                13,004        $  183,216         1.18%             --
  2001              --                --           --            4.53%
                    --                --           --           14.66%
                 8,262        $  141,613         3.46%             --
EQ/Mercury International Value
-------------------------------------------------------------------------
  2005
                    --                --           --           10.28%
                    --                --           --            8.74%
                44,488        $  754,971         1.84%             --
  2004              --                --           --           21.04%
                    --                --           --           19.33%
                34,210        $  557,170         1.66%
  2003              --                --           --           27.35%
                    --                --           --           25.56%
                29,705        $  415,925         2.52%             --
  2002              --                --           --          (17.02)%
                    --                --           --          (18.18)%
                23,303        $  258,604         0.64%             --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------
  2001   Lowest contract charges 0.50% Class B           $ 14.10
         Highest contract charges 1.90% Class B (c)      $ 13.20
         All contract charges                                 --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 15.29
         Highest contract charge 1.90% Class B (c)       $ 13.52
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.09
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.58
         Highest contract charges 1.90% Class B (c)      $ 11.44
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.77
         Highest contract charges 1.90% Class B (c)      $  9.02
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.96
         Highest contract charges 1.90% Class B (c)      $ 14.00
         All contract charges                                 --
EQ/MFS Investors Trust
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 10.08
         Highest contract charge 1.90% Class B (c)       $  9.13
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  9.45
         Highest contract charge 1.90% Class B (c)       $  8.68
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  8.53
         Highest contract charges 1.90% Class B (c)      $  7.94
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.02
         Highest contract charges 1.90% Class B (c)      $  6.64
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  8.94
         Highest contract charges 1.90% Class B (c)      $  8.56
         All contract charges                                 --
EQ/Money Market
--------------------------------------------------------------------
  2005   Unit Value 0.00% to 1.90%
         Lowest contract charge 0.00% Class B            $ 39.77
         Highest contract charge 1.90% Class B (c)       $ 24.88
         All contract charges                                 --
  2004   Lowest contract charge 0.00% Class B            $ 38.75
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2003   Lowest contract charges 0.00% Class B           $ 38.46
         Highest contract charges 1.90% Class B (c)      $ 25.00
         All contract charges                                 --
  2002   Lowest contract charges 0.00% Class B           $ 38.24
         Highest contract charges 1.90% Class B (c)      $ 25.34
         All contract charges                                 --
  2001   Lowest contract charges 0.00% Class B           $ 37.77
         Highest contract charges 1.90% Class B (c)      $ 25.51
         All contract charges                                 --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------------
  2001              --               --            --           (21.93)%
                    --               --            --             4.31%
                21,672         $292,625          0.66%              --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------
  2005
                    --               --            --             8.48%
                    --               --            --             6.96%
                19,808         $272,973            --               --
  2004              --               --            --            12.06%
                    --               --            --            10.48%
                20,997         $272,395            --
  2003              --               --            --            28.76%
                    --               --            --            26.84%
                21,351         $252,025            --               --
  2002              --               --            --           (34.70)%
                    --               --            --           (35.57)%
                20,399         $188,909            --               --
  2001              --               --            --            34.36%
                    --               --            --            14.88%
                23,969         $342,882          0.02%              --
EQ/MFS Investors Trust
--------------------------------------------------------------------------
  2005
                    --               --            --             6.66%
                    --               --            --             5.16%
                30,163         $294,159          0.49%              --
  2004              --               --            --            10.84%
                    --               --            --             9.28%
                32,507         $295,494          0.58%
  2003              --               --            --            21.51%
                    --               --            --            19.58%
                32,811         $266,998          0.69%              --
  2002              --               --            --           (21.48)%
                    --               --            --           (22.43)%
                25,059         $169,062          0.55%              --
  2001              --               --            --           (16.37)%
                    --               --            --             5.14%
                24,165         $209,512          0.44%              --
EQ/Money Market
--------------------------------------------------------------------------
  2005
                    --               --            --             2.62%
                    --               --            --             0.68%
                24,414         $483,274          2.57%              --
  2004              --               --            --             0.78%
                    --               --            --           ( 1.14)%
                22,453         $474,277          0.74%              --
  2003              --               --            --             0.56%
                    --               --            --           ( 1.35)%
                22,249         $587,929          0.52%              --
  2002              --               --            --             1.24%
                    --               --            --           ( 0.67)%
                26,987         $751,628          3.15%              --
  2001              --               --            --             3.56%
                    --               --            --             0.00%
                24,948         $690,107          3.76%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Montag & Caldwell Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  4.90
         Highest contract charge 1.90% Class B (k)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  4.67
         Highest contract charge 1.90% Class B (k)      $  4.28
         All contract charges                                --
EQ/PIMCO Real Return
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $  9.99
         Highest contract charge 1.90% Class B (p)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $ 10.04
         Highest contract charge 1.90% Class B (p)      $  9.94
         All contract charges                                --
EQ/Small Company Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B (c)      $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B (c)     $ 11.95
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  8.97
         Highest contract charges 1.90% Class B (c)     $  8.35
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.40
         Highest contract charges 1.90% Class B (c)     $ 10.77
         All contract charges                                --
EQ/TCW Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $ 20.25
         Highest contract charge 1.90% Class B (k)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (k)       $ 19.57
         Highest contract charge 1.90% Class B (k)      $ 15.50
         All contract charges                                --
EQ/UBS Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  5.90
         Highest contract charge 1.90% Class B (k)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  5.44
         Highest contract charge 1.90% Class B (k)      $  4.99
         All contract charges                                --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%
EQ/PIMCO Real Return
------------------------------------------------------------------------
  2005
                    --               --            --         ( 0.09)%
                    --               --            --         ( 1.02)%
                15,284         $151,723          5.48%            --
EQ/Short Duration Bond
------------------------------------------------------------------------
  2005
                    --               --            --           0.36%
                    --               --            --         ( 0.58)%
                 1,852         $ 18,465          2.64%            --
EQ/Small Company Index
------------------------------------------------------------------------
  2005
                    --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          5.86%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          4.24%            --
  2003              --               --            --          45.15%
                    --               --            --          43.11%
                19,516         $239,728          0.37%            --
  2002              --               --            --         (21.32)%
                    --               --            --         (22.47)%
                 8,384         $ 71,737          0.61%            --
  2001              --               --            --           1.60%
                    --               --            --          18.29%
                 5,542         $ 60,777          0.58%            --
EQ/TCW Equity
------------------------------------------------------------------------
  2005
                    --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/UBS Growth and Income
------------------------------------------------------------------------
  2005
                    --               --            --           8.46%
                    --               --            --           6.94%
                 6,468         $ 35,639          1.24%            --
  2004              --               --            --          11.67%
                    --               --            --          11.38%
                   449         $  2,306          3.51%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.49
         Highest contract charge 1.90% Class B (p)       $ 10.39
         All contract charges                                 --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.98
         Highest contract charge 1.90% Class B (c)       $ 13.30
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.34
         Highest contract charge 1.90% Class B (c)       $ 10.21
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  9.21
         Highest contract charges 1.90% Class B (c)      $  8.42
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  5.94
         Highest contract charges 1.90% Class B (c)      $  5.50
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.34
         Highest contract charges 1.90% Class B (c)      $  5.96
         All contract charges                                 --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 12.44
         Highest contract charge 1.90% Class B (p)       $ 12.33
         All contract charges                                 --
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------
  2005   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (k)        $ 11.97
         Highest contract charge 1.70% Class B (k)       $ 11.86
         All contract charges                                 --
  2004   Lowest contract charge 1.25% Class B (k)        $ 11.37
         Highest contract charge 1.70% Class B (k)       $ 11.36
         All contract charges                                 --
Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 10.79
         Highest contract charge 1.70% Class B (l)       $ 10.94
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 10.16
         Highest contract charge 1.70% Class B (l)       $ 10.35
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.17
         Highest contract charge 1.70% Class B (l)       $ 10.16
         All contract charges                                 --
U.S. Real Estate -- Class II
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 14.69
         Highest contract charge 1.70% Class B (l)       $ 16.87
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 12.73
         Highest contract charge 1.70% Class B (l)       $ 14.70
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.90%
                 9,231         $ 96,174          2.07%            --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------
  2005
                    --               --            --          32.12%
                    --               --            --          30.27%
                38,941         $606,208          5.09%            --
  2004              --               --            --          23.06%
                    --               --            --          21.33%
                26,330         $296,336          0.74%            --
  2003              --               --            --          55.05%
                    --               --            --          53.09%
                18,796         $164,082          1.03%            --
  2002              --               --            --          (6.31)%
                    --               --            --          (7.72)%
                10,375         $ 58,530            --             --
  2001              --               --            --          (5.65)%
                    --               --            --          27.64%
                 9,079         $ 55,188            --             --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          24.44%
                    --               --            --          23.28%
                 3,164         $ 39,124            --             --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------
  2005
                    --               --            --           5.25%
                    --               --            --           4.37%
                   782         $  9,257            --             --
  2004              --               --            --          14.31%
                    --               --            --          14.22%
                    24         $    282            --             --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.22%
                    --               --            --           5.69%
                11,318         $123,394          9.36%            --
  2004              --               --            --           1.27%
                    --               --            --           1.87%
                 3,869         $ 39,780            --
  2003              --               --            --           1.72%
                    --               --            --           1.60%
                    95         $    966            --             --
U.S. Real Estate -- Class II
------------------------------------------------------------------------
  2005
                    --               --            --          15.35%
                    --               --            --          14.77%
                16,427         $269,893          3.73%            --
  2004              --               --            --          12.47%
                    --               --            --          33.76%
                 9,422         $131,961          2.39%            --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2005

7. Accumulation Unit Values (Concluded)

        (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                                           Units          Net Assets     Investment         Total
                                                      Units Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
U.S. Real Estate -- Class II (Continued)
----------------------------------------
     2003 Lowest contract charges 1.25% Class B (l)     $ 11.00             --                 --             --          10.00%
          Highest contract charges 1.70% Class B (l)    $ 10.99             --                 --             --           9.90%
          All contract charges                               --            188             $2,058             --             --


(a) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(b) Units were made available for sale on September 4, 2001.
(c) Units were made available for sale on October 8, 2001.
(d) Units were made available on January 14, 2002.
(e) Units were made available for sale on April 1, 2002.
(f) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) Units were made available for sale on February 13, 2004.
(j) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(k) Units were made available for sale on October 25, 2004.
(l) Units were made available on September 22, 2003.
(m) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(n) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(o) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(p) Units were made available for sale on May 9, 2005.
(q) Units were made available for sale on October 17, 2005.
(r) Units were made available for sale on August 5, 2002.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-78

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

          1. Separate Account Nos. 45 and 49:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2005;
                - Statements of Operations for the Year Ended December 31, 2005;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2005 and 2004; and
                - Notes to Financial Statements.

          2. AXA Equitable Life Insurance Company:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Consolidated Balance Sheets as of December 31, 2005 and
                  2004;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2005, 2004 and 2003;
                - Consolidated Statements of Equity for Years Ended December
                  31, 2005, 2004 and 2003;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2005, 2004 and 2003; and
                - Notes to Consolidated Financial Statements.

          3. AllianceBernstein L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Consolidated Statements of Financial Condition as of December
                  31, 2005 and 2004;

                - Consolidated Statements of Income for the Years Ended December
                  31, 2005, 2004 and 2003;

                - Consolidated Statements of Changes in Partners' Capital and
                  Comprehensive Income for the Years Ended December 31, 2005, 2004 and 2003;

                - Consolidated Statements of Cash Flows for the Years Ended
                  December 31, 2005, 2004 and 2003;

                - Notes to Consolidated Financial Statements;

                - Report on Management's Assessment of the Effectiveness of
                  Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

          4. AllianceBernstein Holding L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Statements of Financial Condition as of December 31, 2005 and
                  2004;

                - Statements of Income for the Years Ended December 31, 2005,
                  2004 and 2003;

                - Statements of Changes in Partners' Capital and Comprehensive
                  Income for the Years Ended December 31, 2005, 2004 and 2003;

                - Statements of Cash Flows for the Years Ended December 31,
                  2005, 2004 and 2003;

                - Notes to Financial Statements.

                - Report on Management's Assessment of the Effectiveness of
                  Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed with this Registration Statement, File No. 333-05593 on May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, File No. 333-05593, on April 25, 2001.

              (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                   April 19, 2004.

              (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to
                   Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (l) Third Amendment to General Agent Sales Agreement dated as of
                   January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                   Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages no. 94ICA/BIM (IRA) and (NQ),
                  incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Forms of data pages for Rollover IRA, IRA Assured Payment
                  Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750), filed August 31, 1995.

              (e) Forms of data pages for Rollover IRA, IRA Assured Payment
                  Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (f) Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 10,
                  1996.

              (g) Forms of data pages for Accumulator and Rollover IRA,
                  previously filed with this Registration Statement No. 333-05593 on October 9, 1996.

              (h) Forms of data pages for Accumulator-IRA and
                  Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (i) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (j) Form of endorsement No. 98ENJONQI to Contract Form
                  No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                  No. 333-05593 on December 31, 1997.

              (k) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (l) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (m) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (n) Form of Guaranteed Minimum Income Benefit Endorsement to
                  Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (o) Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 10,
                  1996.

              (p) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to
                  Contract No. 1050-94IC, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (q) Form of Defined Benefit endorsement no. 98ENDBQPI to
                  Contract No. 1050-94IC, incorporated herein by reference to
                  Exhibit 4 (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (r) Form of Guaranteed Interest Account endorsement no.
                  98ENGIAII, and data pages 94ICA/B, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (s) Form of data pages for Equitable Accumulator TSA,
                  previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (t) Form of Endorsement Applicable to TSA Certificates,
                  previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (u) Form of data pages for Equitable Accumulator (IRA, NQ, QP and
                  TSA), previously filed with this Registration Statement, File No. 333-05593 on November 30, 1998.

              (v) Form of data pages (as revised), for Equitable Accumulator
                  (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (w) Form of Endorsement No. 98 ENIRAI to Contract No. 1050-94IC
                  and the Certificate under the Contract, previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (x) Forms of data pages for Equitable Accumulator Flexible
                  Premium IRA and Flexible Premium Roth IRA, previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (y) Form of data pages for Equitable Accumulator Contracts (NQ,
                  QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (z) Form of data pages for the new version of Equitable
                  Accumulator previously filed with this Registration Statement, File No. 333-05593 on Form N-4 on November 23, 1999.

           (a)(a) Form of Endorsement (Form No. 2000 ENIRAI-IM) to be used with IRA certificates, previously filed with this Registration Statement No. 333-05593 on Form N-4 on April 25, 2000.

           (b)(b) Form of Endorsement applicable to Roth IRA Contracts Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (c)(c) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (d)(d) Form of Endorsement applicable to Non-Qualified
                  Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (e)(e) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (f)(f) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (g)(g) Form of Amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (h)(h) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (i)(i) Form of Data Pages for Accumulator, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (j)(j) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (k)(k) Form of Endorsement applicable to Fixed Maturity
                  Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (l)(l) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement
                  File No. 333-05593 on December 20, 2001.

           (m)(m) Form of Guaranteed Minimum Income Benefit Rider,
                  Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (o)(o) Form of Guaranteed Minimum Death Benefit Rider,
                  Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-05593 on
                  December 20, 2001.

           (p)(p) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement
                  File No. 333-05593 on December 20, 2001.

           (q)(q) Form of Data Page for Accumulator, Form No. 2002DPCore previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (r)(r) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (s)(s) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed
                  March 8, 2002.

           (t)(t) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (u)(u) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (v)(v) Form of Protection Plus Optional Death Benefit Rider, Form. No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (w)(w) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6%orAR incorporated herein by reference to
                  Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (x)(x) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                  Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (y)(y) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (z)(z) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                  Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(b) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(c) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(d) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(e) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85. Filed with this Registration File No. 333-05593 on April 24, 2003.

           (a)(f) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(g) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit) (No. 2002 GMIB). Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(h) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB). Filed with this Registration Statement
                  File No. 333-05593 on April 24, 2003.

           (a)(i) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(j) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85]. Filed with this Registration Statement File No. 333-05593 on
                  May 8, 2003.

           (a)(k) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(l) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(m) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(n) Form of Spousal Protection Rider applicable to
                  [Non-Qualified][Certificate/Contract]s (No. 2003 SPPRO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(o) Form of Data Pages (No. 2003 DPTOBCO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(p) Form of Data Pages (No. 2003DP). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(q) Form of Data Pages (No. 2003 DPCORE). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(r) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                  (No. 2004 GWB-A). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(s) Form of Guaranteed  Withdrawal Benefit ("GWB") Rider
                  (No. 2004 GWB-B). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(t) Form of Data Pages (2004DPGWB). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(u) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(v) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(w) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(x) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(y) Form of Change of Ownership Endorsement (2004COO). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(z) Form of Endorsement Applicable to TSA Contracts (2004TSA). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

        (a)(a)(a) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (b)(b)(b) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (c)(c)(c) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        5. (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, incorporated herein by reference to Exhibit 5(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

             (b)  Forms of Enrollment Form/Application for Rollover IRA,
                  Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b)(i) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

             (c) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

             (d) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

             (e) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ AND QP), previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

             (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on May 22, 1998.

             (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on November 30, 1998.

             (h) Form of Enrollment Form/Application (as revised) for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

             (i) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement File No. 333-05593 on April 30, 1999.

             (j) Form of application for Accumulator, Form No. 2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

             (k) Form of application for Accumulator, Form No. 2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

             (l)  Form of application for Accumulator(R), Form No. 2004App02.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

             (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

             (c)  By-Laws of AXA Equitable, as amended September 7, 2004.

             (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed
                  August 28, 1997.

             (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-60730 on December 5, 2001.

             (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

             (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

             (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 333-05593 on April 30, 1998.

             (b) Opinion and Consent of Robin Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-05593 on November 23, 1999.

             (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered.

     10.  (a)(i)  Consent of PricewaterhouseCoopers LLP.

          (a)(ii) Consent of KPMG LLP.

          (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

          (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

          (d)     Powers of Attorney, incorporated herein by reference to
                  Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

          (e) Powers of Attorney, previously filed with this Registration Statement File No. 333-05593 on Form N-4, on August 4, 2004.

          (f) Powers of Attorney previously filed with this Registration Statement File No. 333-05593 on Form N-4, on April 20, 2005.

          (g) Powers of Attorney, previously filed with this Registration Statement File No. 333-05593 on Form N-4, on October 14, 2005.

          (h) Power of Attorney for Alvin H. Fenichel dated October 19, 2005 incorporated herein by reference to Exhibit 10.(d) to Registration Statement File No. 333-127445 on Form N-4, filed on November 16, 2005.

          (i)     Powers of Attorney

     11.  Not applicable.

     12.  Not applicable.

     13.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
------------------                          -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer,
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Barbara Goodstein                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

*Andrew McMahon                             Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

          Set forth below are the subsidiary charts for the Holding Company and
AXA:

               The Abbreviated AXA Organizational Chart and AXA Organizational Chart are incorporated by reference to Exhibit 26 with this Registration Statement on Form N-4 (File No. 333-05593).

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 27. Number of Contractowners

         As of February 28, 2006, there were 146,550 owners of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.



(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

          The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2006.




                                        SEPARATE ACCOUNT No. 49 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                        By: AXA Equitable Life Insurance Company
                                                    (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Counsel
                                        AXA Equitable Life
                                        Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2006.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 19, 2006.

                                 EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
5.(l)        Form of Application                                     EX-99.5l
6.(c)        By-Laws of AXA Equitable, as amended September 7, 2004  EX-99.6c
9.(c)        Opinion and Consent of Counsel                          EX-99.9c
10.(a)(i)    Consent of PricewaterhouseCoopers LLP                   EX-99.10ai
10.(a)(ii)   Consent of KPMG LLP                                     EX-99.10aii
10.(i)       Powers of Attorney                                      EX-99.10i
26.          Abbreviated AXA Organizational Chart and AXA
               Organizational Chart                                  EX-99.26